UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock High Yield Portfolio
BlackRock Income Fund
BlackRock Low Duration Bond Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2026

Date of reporting period: 03/31/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock Core Bond Portfolio

Institutional Shares | BFMCX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,442,672,532
Number of Portfolio Holdings...
4,113
Portfolio Turnover Rate...
299%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.9%
U.S. Treasury Obligations...
20.1
Corporate Bonds...
19.1
Non-Agency Mortgage-Backed Securities...
13.0
Asset-Backed Securities...
9.4
Investment Companies...
1.3
Foreign Government Obligations...
1.0
Municipal Bonds...
0.5
Preferred Securities...
0.4
Fixed Rate Loan Interests...
0.2
OtherFootnote Reference(b)...
0.1
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
28.8%
AA/Aa...
40.6
A...
7.9
BBB/Baa...
13.0
BB/Ba...
0.3
B...
0.3
CCC/Caa...
0.0Footnote Reference(e)
CC/Ca...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
9.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Institutional Shares | BFMCX

Semi-Annual Shareholder Report — March 31, 2026

BFMCX-03/26-SAR

BlackRock Core Bond Portfolio

Investor A Shares | BCBAX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,442,672,532
Number of Portfolio Holdings...
4,113
Portfolio Turnover Rate...
299%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.9%
U.S. Treasury Obligations...
20.1
Corporate Bonds...
19.1
Non-Agency Mortgage-Backed Securities...
13.0
Asset-Backed Securities...
9.4
Investment Companies...
1.3
Foreign Government Obligations...
1.0
Municipal Bonds...
0.5
Preferred Securities...
0.4
Fixed Rate Loan Interests...
0.2
OtherFootnote Reference(b)...
0.1
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
28.8%
AA/Aa...
40.6
A...
7.9
BBB/Baa...
13.0
BB/Ba...
0.3
B...
0.3
CCC/Caa...
0.0Footnote Reference(e)
CC/Ca...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
9.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Investor A Shares | BCBAX

Semi-Annual Shareholder Report — March 31, 2026

BCBAX-03/26-SAR

BlackRock Core Bond Portfolio

Investor C Shares | BCBCX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$71	1.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,442,672,532
Number of Portfolio Holdings...
4,113
Portfolio Turnover Rate...
299%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.9%
U.S. Treasury Obligations...
20.1
Corporate Bonds...
19.1
Non-Agency Mortgage-Backed Securities...
13.0
Asset-Backed Securities...
9.4
Investment Companies...
1.3
Foreign Government Obligations...
1.0
Municipal Bonds...
0.5
Preferred Securities...
0.4
Fixed Rate Loan Interests...
0.2
OtherFootnote Reference(b)...
0.1
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
28.8%
AA/Aa...
40.6
A...
7.9
BBB/Baa...
13.0
BB/Ba...
0.3
B...
0.3
CCC/Caa...
0.0Footnote Reference(e)
CC/Ca...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
9.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Investor C Shares | BCBCX

Semi-Annual Shareholder Report — March 31, 2026

BCBCX-03/26-SAR

BlackRock Core Bond Portfolio

Class K Shares | CCBBX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,442,672,532
Number of Portfolio Holdings...
4,113
Portfolio Turnover Rate...
299%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.9%
U.S. Treasury Obligations...
20.1
Corporate Bonds...
19.1
Non-Agency Mortgage-Backed Securities...
13.0
Asset-Backed Securities...
9.4
Investment Companies...
1.3
Foreign Government Obligations...
1.0
Municipal Bonds...
0.5
Preferred Securities...
0.4
Fixed Rate Loan Interests...
0.2
OtherFootnote Reference(b)...
0.1
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
28.8%
AA/Aa...
40.6
A...
7.9
BBB/Baa...
13.0
BB/Ba...
0.3
B...
0.3
CCC/Caa...
0.0Footnote Reference(e)
CC/Ca...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
9.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Class K Shares | CCBBX

Semi-Annual Shareholder Report — March 31, 2026

CCBBX-03/26-SAR

BlackRock Core Bond Portfolio

Class R Shares | BCBRX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$47	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,442,672,532
Number of Portfolio Holdings...
4,113
Portfolio Turnover Rate...
299%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.9%
U.S. Treasury Obligations...
20.1
Corporate Bonds...
19.1
Non-Agency Mortgage-Backed Securities...
13.0
Asset-Backed Securities...
9.4
Investment Companies...
1.3
Foreign Government Obligations...
1.0
Municipal Bonds...
0.5
Preferred Securities...
0.4
Fixed Rate Loan Interests...
0.2
OtherFootnote Reference(b)...
0.1
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
28.8%
AA/Aa...
40.6
A...
7.9
BBB/Baa...
13.0
BB/Ba...
0.3
B...
0.3
CCC/Caa...
0.0Footnote Reference(e)
CC/Ca...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
9.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Class R Shares | BCBRX

Semi-Annual Shareholder Report — March 31, 2026

BCBRX-03/26-SAR

BlackRock High Yield Portfolio

Institutional Shares | BHYIX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 471-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$25,600,936,342
Number of Portfolio Holdings...
1,485
Portfolio Turnover Rate...
31%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
85.9%
Preferred Securities...
5.6
Floating Rate Loan Interests...
5.6
Investment Companies...
1.0
Common Stocks...
0.9
Fixed Rate Loan Interests...
0.9
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
2.1%
BBB/Baa...
5.1
BB/Ba...
42.6
B...
39.7
CCC/Caa...
8.6
CC/Ca...
0.0Footnote Reference(b)
N/R...
1.9
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Institutional Shares | BHYIX

Semi-Annual Shareholder Report — March 31, 2026

BHYIX-03/26-SAR

BlackRock High Yield Portfolio

Service Shares | BHYSX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 471-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$40	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$25,600,936,342
Number of Portfolio Holdings...
1,485
Portfolio Turnover Rate...
31%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
85.9%
Preferred Securities...
5.6
Floating Rate Loan Interests...
5.6
Investment Companies...
1.0
Common Stocks...
0.9
Fixed Rate Loan Interests...
0.9
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
2.1%
BBB/Baa...
5.1
BB/Ba...
42.6
B...
39.7
CCC/Caa...
8.6
CC/Ca...
0.0Footnote Reference(b)
N/R...
1.9
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Service Shares | BHYSX

Semi-Annual Shareholder Report — March 31, 2026

BHYSX-03/26-SAR

BlackRock High Yield Portfolio

Investor A Shares | BHYAX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 471-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$45	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$25,600,936,342
Number of Portfolio Holdings...
1,485
Portfolio Turnover Rate...
31%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
85.9%
Preferred Securities...
5.6
Floating Rate Loan Interests...
5.6
Investment Companies...
1.0
Common Stocks...
0.9
Fixed Rate Loan Interests...
0.9
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
2.1%
BBB/Baa...
5.1
BB/Ba...
42.6
B...
39.7
CCC/Caa...
8.6
CC/Ca...
0.0Footnote Reference(b)
N/R...
1.9
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Investor A Shares | BHYAX

Semi-Annual Shareholder Report — March 31, 2026

BHYAX-03/26-SAR

BlackRock High Yield Portfolio

Investor C Shares | BHYCX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 471-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$79	1.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$25,600,936,342
Number of Portfolio Holdings...
1,485
Portfolio Turnover Rate...
31%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
85.9%
Preferred Securities...
5.6
Floating Rate Loan Interests...
5.6
Investment Companies...
1.0
Common Stocks...
0.9
Fixed Rate Loan Interests...
0.9
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
2.1%
BBB/Baa...
5.1
BB/Ba...
42.6
B...
39.7
CCC/Caa...
8.6
CC/Ca...
0.0Footnote Reference(b)
N/R...
1.9
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Investor C Shares | BHYCX

Semi-Annual Shareholder Report — March 31, 2026

BHYCX-03/26-SAR

BlackRock High Yield Portfolio

Class K Shares | BRHYX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 471-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$25,600,936,342
Number of Portfolio Holdings...
1,485
Portfolio Turnover Rate...
31%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
85.9%
Preferred Securities...
5.6
Floating Rate Loan Interests...
5.6
Investment Companies...
1.0
Common Stocks...
0.9
Fixed Rate Loan Interests...
0.9
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
2.1%
BBB/Baa...
5.1
BB/Ba...
42.6
B...
39.7
CCC/Caa...
8.6
CC/Ca...
0.0Footnote Reference(b)
N/R...
1.9
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Class K Shares | BRHYX

Semi-Annual Shareholder Report — March 31, 2026

BRHYX-03/26-SAR

BlackRock High Yield Portfolio

Class R Shares | BHYRX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 471-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$57	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$25,600,936,342
Number of Portfolio Holdings...
1,485
Portfolio Turnover Rate...
31%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
85.9%
Preferred Securities...
5.6
Floating Rate Loan Interests...
5.6
Investment Companies...
1.0
Common Stocks...
0.9
Fixed Rate Loan Interests...
0.9
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
2.1%
BBB/Baa...
5.1
BB/Ba...
42.6
B...
39.7
CCC/Caa...
8.6
CC/Ca...
0.0Footnote Reference(b)
N/R...
1.9
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Class R Shares | BHYRX

Semi-Annual Shareholder Report — March 31, 2026

BHYRX-03/26-SAR

BlackRock Income Fund

Institutional Shares | BMSIX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,260,267,910
Number of Portfolio Holdings...
2,148
Portfolio Turnover Rate...
282%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
27.9%
Asset-Backed Securities...
27.6
U.S. Government Sponsored Agency Securities...
17.6
Floating Rate Loan Interests...
10.4
Preferred Securities...
6.2
Investment Companies...
5.3
Foreign Government Obligations...
3.8
Non-Agency Mortgage-Backed Securities...
0.6
Foreign Agency Obligations...
0.5
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)
Table Summary
Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
19.6%
AA/Aa...
18.7
A...
7.8
BBB/Baa...
16.5
BB/Ba...
12.9
B...
11.6
CCC/Caa...
1.1
CC/Ca...
0.0Footnote Reference(c)
D...
0.0Footnote Reference(c)
N/R...
11.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Income Fund

Institutional Shares | BMSIX

Semi-Annual Shareholder Report — March 31, 2026

BMSIX-03/26-SAR

BlackRock Income Fund

Investor A Shares | BMSAX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$44	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,260,267,910
Number of Portfolio Holdings...
2,148
Portfolio Turnover Rate...
282%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
27.9%
Asset-Backed Securities...
27.6
U.S. Government Sponsored Agency Securities...
17.6
Floating Rate Loan Interests...
10.4
Preferred Securities...
6.2
Investment Companies...
5.3
Foreign Government Obligations...
3.8
Non-Agency Mortgage-Backed Securities...
0.6
Foreign Agency Obligations...
0.5
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)
Table Summary
Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
19.6%
AA/Aa...
18.7
A...
7.8
BBB/Baa...
16.5
BB/Ba...
12.9
B...
11.6
CCC/Caa...
1.1
CC/Ca...
0.0Footnote Reference(c)
D...
0.0Footnote Reference(c)
N/R...
11.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Income Fund

Investor A Shares | BMSAX

Semi-Annual Shareholder Report — March 31, 2026

BMSAX-03/26-SAR

BlackRock Income Fund

Investor C Shares | BMSCX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$81	1.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,260,267,910
Number of Portfolio Holdings...
2,148
Portfolio Turnover Rate...
282%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
27.9%
Asset-Backed Securities...
27.6
U.S. Government Sponsored Agency Securities...
17.6
Floating Rate Loan Interests...
10.4
Preferred Securities...
6.2
Investment Companies...
5.3
Foreign Government Obligations...
3.8
Non-Agency Mortgage-Backed Securities...
0.6
Foreign Agency Obligations...
0.5
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)
Table Summary
Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
19.6%
AA/Aa...
18.7
A...
7.8
BBB/Baa...
16.5
BB/Ba...
12.9
B...
11.6
CCC/Caa...
1.1
CC/Ca...
0.0Footnote Reference(c)
D...
0.0Footnote Reference(c)
N/R...
11.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Income Fund

Investor C Shares | BMSCX

Semi-Annual Shareholder Report — March 31, 2026

BMSCX-03/26-SAR

BlackRock Income Fund

Class K Shares | BMSKX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,260,267,910
Number of Portfolio Holdings...
2,148
Portfolio Turnover Rate...
282%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
27.9%
Asset-Backed Securities...
27.6
U.S. Government Sponsored Agency Securities...
17.6
Floating Rate Loan Interests...
10.4
Preferred Securities...
6.2
Investment Companies...
5.3
Foreign Government Obligations...
3.8
Non-Agency Mortgage-Backed Securities...
0.6
Foreign Agency Obligations...
0.5
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)
Table Summary
Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
19.6%
AA/Aa...
18.7
A...
7.8
BBB/Baa...
16.5
BB/Ba...
12.9
B...
11.6
CCC/Caa...
1.1
CC/Ca...
0.0Footnote Reference(c)
D...
0.0Footnote Reference(c)
N/R...
11.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Income Fund

Class K Shares | BMSKX

Semi-Annual Shareholder Report — March 31, 2026

BMSKX-03/26-SAR

BlackRock Low Duration Bond Portfolio

Institutional Shares | BFMSX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$4,018,551,952
Number of Portfolio Holdings...
1,853
Portfolio Turnover Rate...
40%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.8%
Non-Agency Mortgage-Backed Securities...
17.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
9.4
U.S. Treasury Obligations...
8.9
Foreign Agency Obligations...
1.1
Foreign Government Obligations...
0.4
Municipal Bonds...
0.1
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
15.5%
AA/Aa...
22.2
A...
18.8
BBB/Baa...
23.0
BB/Ba...
4.5
B...
3.6
CCC/Caa...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
12.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Institutional Shares | BFMSX

Semi-Annual Shareholder Report — March 31, 2026

BFMSX-03/26-SAR

BlackRock Low Duration Bond Portfolio

Investor A Shares | BLDAX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$4,018,551,952
Number of Portfolio Holdings...
1,853
Portfolio Turnover Rate...
40%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.8%
Non-Agency Mortgage-Backed Securities...
17.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
9.4
U.S. Treasury Obligations...
8.9
Foreign Agency Obligations...
1.1
Foreign Government Obligations...
0.4
Municipal Bonds...
0.1
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
15.5%
AA/Aa...
22.2
A...
18.8
BBB/Baa...
23.0
BB/Ba...
4.5
B...
3.6
CCC/Caa...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
12.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Investor A Shares | BLDAX

Semi-Annual Shareholder Report — March 31, 2026

BLDAX-03/26-SAR

BlackRock Low Duration Bond Portfolio

Investor A1 Shares | CMGAX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$4,018,551,952
Number of Portfolio Holdings...
1,853
Portfolio Turnover Rate...
40%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.8%
Non-Agency Mortgage-Backed Securities...
17.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
9.4
U.S. Treasury Obligations...
8.9
Foreign Agency Obligations...
1.1
Foreign Government Obligations...
0.4
Municipal Bonds...
0.1
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
15.5%
AA/Aa...
22.2
A...
18.8
BBB/Baa...
23.0
BB/Ba...
4.5
B...
3.6
CCC/Caa...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
12.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Investor A1 Shares | CMGAX

Semi-Annual Shareholder Report — March 31, 2026

CMGAX-03/26-SAR

BlackRock Low Duration Bond Portfolio

Investor C Shares | BLDCX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$70	1.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$4,018,551,952
Number of Portfolio Holdings...
1,853
Portfolio Turnover Rate...
40%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.8%
Non-Agency Mortgage-Backed Securities...
17.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
9.4
U.S. Treasury Obligations...
8.9
Foreign Agency Obligations...
1.1
Foreign Government Obligations...
0.4
Municipal Bonds...
0.1
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
15.5%
AA/Aa...
22.2
A...
18.8
BBB/Baa...
23.0
BB/Ba...
4.5
B...
3.6
CCC/Caa...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
12.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Investor C Shares | BLDCX

Semi-Annual Shareholder Report — March 31, 2026

BLDCX-03/26-SAR

BlackRock Low Duration Bond Portfolio

Class K Shares | CLDBX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$4,018,551,952
Number of Portfolio Holdings...
1,853
Portfolio Turnover Rate...
40%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.8%
Non-Agency Mortgage-Backed Securities...
17.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
9.4
U.S. Treasury Obligations...
8.9
Foreign Agency Obligations...
1.1
Foreign Government Obligations...
0.4
Municipal Bonds...
0.1
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
15.5%
AA/Aa...
22.2
A...
18.8
BBB/Baa...
23.0
BB/Ba...
4.5
B...
3.6
CCC/Caa...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
12.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Class K Shares | CLDBX

Semi-Annual Shareholder Report — March 31, 2026

CLDBX-03/26-SAR

BlackRock Low Duration Bond Portfolio

Class R Shares | BLDPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$45	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$4,018,551,952
Number of Portfolio Holdings...
1,853
Portfolio Turnover Rate...
40%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.8%
Non-Agency Mortgage-Backed Securities...
17.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
9.4
U.S. Treasury Obligations...
8.9
Foreign Agency Obligations...
1.1
Foreign Government Obligations...
0.4
Municipal Bonds...
0.1
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
15.5%
AA/Aa...
22.2
A...
18.8
BBB/Baa...
23.0
BB/Ba...
4.5
B...
3.6
CCC/Caa...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
12.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Class R Shares | BLDPX

Semi-Annual Shareholder Report — March 31, 2026

BLDPX-03/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
March 31, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock High Yield Portfolio
BlackRock Low Duration Bond Portfolio

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 04/15/38
(a) (b)
........... USD 570 $ 569,145
1988 CLO 5 Ltd., Series 2024-5A, Class A1,
(3-mo. CME Term SOFR at 1.54% Floor +
1.54%), 5.21%, 07/15/37
(a) (b)
........... 800 799,920
A10 Issuer LLC, Series 2025-FL6, Class A,
(1-mo. CME Term SOFR at 1.47% Floor +
1.47%), 5.14%, 05/15/42
(a) (b)
........... 918 917,596
Acore Issuer LLC, Series 2026-FL1, Class A,
(1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.13%, 08/20/43
(a) (b)
........... 1,000 997,209
ACREC LLC, Series 2026-FL4, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.13%, 01/18/43
(a) (b)
................. 1,000 997,040
ACRES Commercial Realty Issuer LLC, Series
2026-FL4, Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.11%, 08/18/44
(a) (b)
5,145 5,136,647
ACRES LLC, Series 2025-FL3, Class A, (1-mo.
CME Term SOFR at 1.62% Floor + 1.62%),
5.30%, 08/18/40
(a) (b)
................. 1,209 1,209,339
Affirm Asset Securitization Trust
(b)
Series 2025-X1, Class C, 5.34%, 04/15/30 .. 252 252,329
Series 2025-X2, Class B, 4.56%, 10/15/30 .. 206 205,848
Series 2025-X2, Class C, 4.93%, 10/15/30 .. 100 100,134
Affirm Master Trust
(b)
Series 2025-1A, Class A, 4.99%, 02/15/33 .. 499 502,023
Series 2025-1A, Class B, 5.13%, 02/15/33 .. 221 221,691
Series 2026-1A, Class A, 4.37%, 02/15/34 .. 1,322 1,316,695
Series 2026-2A, Class A, 4.67%, 04/16/35 .. 1,000 998,577
AGL CLO 20 Ltd., Series 2022-20A, Class A1R,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.04%, 10/20/37
(a) (b)
........... 580 580,252
AGL CLO 21 Ltd., Series 2022-21A, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 10/21/37
(a) (b)
........... 300 300,109
AGL CLO 24 Ltd., Series 2023-24A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.15%), 5.82%, 03/31/38
(a) (b)
........... 250 251,003
AGL CLO 37 Ltd., Series 2024-37A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.91%, 04/22/38
(a) (b)
........... 250 249,793
AGL CLO 42 Ltd., Series 2025-42A, Class A1,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 4.97%, 07/22/38
(a) (b)
........... 530 530,106
AGL CLO 5 Ltd.
(a)(b)
Series 2020-5A, Class D1AR, (3-mo. CME
Term SOFR at 2.70% Floor + 2.70%),
6.46%, 01/20/39 ................. 250 247,344
Series 2020-5A, Class D2R3, (3-mo. CME
Term SOFR at 3.95% Floor + 3.95%),
7.71%, 01/20/39 ................. 250 237,907
AGL CLO 6 Ltd., Series 2020-6A, Class A1R2,
(3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 4.95%, 04/20/38
(a) (b)
........... 830 830,135
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1R, (3-mo. CME Term SOFR at 1.46% Floor
+ 1.46%), 5.13%, 07/20/37
(a) (b)
.......... 1,320 1,320,394
AGL Core CLO 31 Ltd., Series 2024-31A, Class
C, (3-mo. CME Term SOFR at 1.90% Floor +
1.90%), 5.57%, 07/20/37
(a) (b)
........... 250 250,283
AGL Core CLO 38 Ltd., Series 2025-38A, Class
A1, (3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.91%, 01/22/38
(a) (b)
........... 710 709,440
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
AGL Core CLO 4 Ltd., Series 2020-4A, Class
AR2, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.05%, 10/20/37
(a) (b)
.......... USD 920 $ 920,494
AIMCO CLO, Series 2018-AA, Class AR, (3-mo.
CME Term SOFR at 1.31% Floor + 1.31%),
4.98%, 10/17/37
(a) (b)
................. 630 630,222
AIMCO CLO 11 Ltd., Series 2020-11A, Class
A1R2, (3-mo. CME Term SOFR at 1.34%
Floor + 1.34%), 5.01%, 07/17/37
(a) (b)
...... 430 430,056
AIMCO CLO 18 Ltd., Series 2022-18A, Class
A1LR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.03%, 07/20/37
(a) (b)
...... 290 290,146
Ajax Mortgage Loan Trust, Series 2021-C, Class
A, 6.11%, 01/25/61
(b) (c)
............... 3,358 3,359,407
AMMC CLO 27 Ltd., Series 2022-27A, Class
A1R, (3-mo. CME Term SOFR at 1.08% Floor
+ 1.08%), 4.75%, 01/20/37
(a) (b)
.......... 1,750 1,746,434
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.08%, 07/20/38
(a) (b)
. 1,080 1,080,397
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1R, (3-mo. CME Term SOFR at
1.23% Floor + 1.23%), 4.90%, 02/15/38
(a) (b)
. 2,745 2,742,046
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 5.08%, 04/15/34
(a) (b)
. 250 250,028
Anchorage Capital CLO 29 Ltd., Series 2024-
29A, Class A1, (3-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.27%, 07/20/37
(a) (b)
. 640 640,122
Anchorage Capital CLO 30 Ltd., Series 2024-
30A, Class A1, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 4.97%, 01/20/37
(a) (b)
. 590 590,027
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class D, (3-mo. CME Term SOFR at
3.95% Floor + 3.95%), 7.62%, 07/15/37
(a) (b)
. 354 353,977
Anchorage Capital CLO 34 Ltd., Series 2025-
34A, Class A1, (3-mo. CME Term SOFR at
1.27% Floor + 1.27%), 4.94%, 01/15/39
(a) (b)
. 720 719,770
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR3, (3-mo. CME Term
SOFR at 1.56% Floor + 1.56%), 5.23%,
04/28/37 ...................... 930 930,453
Series 2015-7A, Class BR3, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.72%,
04/28/37 ...................... 1,640 1,642,463
Series 2015-7A, Class DR3, (3-mo. CME
Term SOFR at 3.80% Floor + 3.80%),
7.47%, 04/28/37 ................. 250 244,532
Anchorage Capital CLO 8 Ltd., Series 2016-8A,
Class A1R3, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 4.96%, 10/27/38
(a) (b)
. 510 510,070
Antares CLO LLC, Series 2024-5A, Class A,
(3-mo. CME Term SOFR at 1.57% Floor +
1.57%), 5.24%, 10/20/36
(a) (b)
........... 890 892,902
Apidos CLO LV, Series 2025-55A, Class A1,
(3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 4.93%, 01/20/39
(a) (b)
........... 570 569,499
Apidos CLO XLVI Ltd., Series 2023-46A, Class
A1R, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.20%), 5.11%, 10/24/38
(a) (b)
.......... 350 349,657
Apidos CLO XLVIII Ltd., Series 2024-48A, Class
A1, (3-mo. CME Term SOFR at 1.44% Floor +
1.44%), 5.11%, 07/25/37
(a) (b)
........... 250 250,209
Apidos CLO XXXII, Series 2019-32A, Class A1R,
(3-mo. CME Term SOFR at 1.10% Floor +
1.10%), 4.77%, 01/20/33
(a) (b)
........... 179 178,702

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXXIX Ltd.
(a)(b)
Series 2022-39A, Class A1R, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%),
4.90%, 10/21/38 ................. USD 250 $ 249,872
Series 2022-39A, Class BR, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 5.20%,
10/21/38 ...................... 250 249,827
Series 2022-39A, Class D1R, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
6.27%, 10/21/38 ................. 250 241,594
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
.................. 29 26,453
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2025-BTR1, Class A, (1-mo. CME
Term SOFR at 1.93% Floor + 1.93%), 5.60%,
01/20/41
(a) (b)
...................... 1,103 1,102,722
Arbor Realty Commercial Real Estate Notes
LLC
(a)(b)
Series 2025-FL1, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
01/20/43 ...................... 1,100 1,096,392
Series 2026-FL1, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.17%,
09/20/43 ...................... 750 749,572
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1, Class A, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 5.12%,
01/15/37
(a) (b)
...................... 957 956,421
AREIT, Series 2025-CRE11, Class A, (1-mo.
CME Term SOFR at 1.55% Floor + 1.55%),
5.23%, 07/25/43
(a) (b)
................. 1,762 1,762,619
AREIT Ltd.
(a)(b)
Series 2023-CRE8, Class A, (1-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
5.79%, 08/17/41 ................. 178 178,352
Series 2024-CRE9, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.36%, 05/17/41 ................. 833 832,681
Series 2025-CRE10, Class A, (1-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
5.07%, 12/17/29 ................. 285 284,255
Ares Direct Lending CLO LLC, Series 2025-2A,
Class A1, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.20%, 10/16/37
(a) (b)
...... 760 761,432
Ares European CLO XII DAC, Series 12A, Class
B1R, (3-mo. EURIBOR at 1.70% Floor +
1.70%), 3.73%, 04/20/32
(a) (b)
........... EUR 297 344,560
Ares LIX CLO Ltd., Series 2021-59A, Class A,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 4.96%, 04/25/34
(a) (b)
........... USD 250 250,010
Ares Loan Funding III Ltd., Series 2022-ALF3A,
Class A1R, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 4.94%, 07/25/36
(a) (b)
...... 615 615,000
Ares Loan Funding VIII Ltd., Series 2024-ALF8,
Class A1, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 01/24/38
(a) (b)
...... 1,220 1,219,200
Ares LXIII CLO Ltd., Series 2022-63A, Class
A1R, (3-mo. CME Term SOFR at 1.31% Floor
+ 1.31%), 4.98%, 10/15/38
(a) (b)
.......... 550 550,302
Ares XLI CLO Ltd., Series 2016-41A, Class AR2,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 5.00%, 04/15/34
(a) (b)
........... 250 250,013
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.02%, 01/15/38
(a) (b)
...... 250 250,073
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares XLIV CLO Ltd., Series 2017-44A, Class
CRR, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 6.42%, 04/15/34
(a) (b)
.......... USD 420 $ 413,492
Asimi Funding plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.95%), 5.68%, 09/16/31 GBP 62 82,454
Series 2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.48%, 05/16/32 ................. 98 130,490
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.13%, 05/16/32 ................. 62 81,577
Series 2025-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 12/16/32 ................. 87 114,453
Series 2025-2, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.48%, 12/16/32 ................. 87 114,213
Asset-Backed European Securitisation
Transaction Twenty-Five SRL, Series 25,
Class D, (1-mo. EURIBOR at 0.00% Floor +
2.50%), 4.44%, 11/15/39
(a) (d)
........... EUR 80 92,495
Asset-Backed European Securitisation
Transaction Twenty-Four SRL
(a)(d)
Series 2024-R, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 3.24%, 08/16/40 . 100 116,020
Series 2024-R, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.54%, 08/16/40 . 100 116,287
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)(d)
Series 23, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.52%, 03/21/34 . 79 92,049
Series 23, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.90%), 3.82%, 03/21/34 . 79 92,088
Series 23, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.40%), 4.32%, 03/21/34 . 79 92,320
Atlas Senior Loan Fund XX Ltd., Series 2022-
20A, Class XR, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.82%, 10/19/37
(a) (b)
. USD 125 125,000
Auto ABS Italian Stella Loans SRL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.61%, 12/29/36 . EUR 66 76,425
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.21%, 12/29/36 . 66 76,639
Series 2025-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.25%), 3.16%, 12/28/40 . 128 148,211
Auto ABS Spanish Loans, Series 2026-1, Class
D, (1-mo. EURIBOR at 0.00% Floor + 1.60%),
3.78%, 12/28/38
(a) (d)
................. 100 115,581
Auto1 Car Funding SARL, Series 2024-1, Class
C, (1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.44%, 12/15/33
(a) (d)
................. 100 116,324
AutoNoria Spain FT, Series 2025-SP, Class D,
(1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.44%, 04/30/43
(a) (d)
................. 100 115,847
Avoca CLO XVIII DAC, Series 18A, Class CR,
(3-mo. EURIBOR at 2.25% Floor + 2.25%),
4.27%, 01/15/38
(a) (b)
................. 250 285,250
Avoca CLO XXII DAC, Series 22X, Class B1,
(3-mo. EURIBOR at 1.30% Floor + 1.30%),
3.32%, 04/15/35
(a) (d)
................. 200 229,255
Bain Capital Credit CLO, Series 2019-2A, Class
BR3, (3-mo. CME Term SOFR at 1.45% Floor
+ 1.45%), 5.12%, 10/17/32
(a) (b)
.......... USD 250 248,935

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2018-2A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.22%,
07/19/31 ...................... USD 750 $ 749,779
Series 2019-3A, Class DRR, (3-mo. CME
Term SOFR at 2.80% Floor + 2.80%),
6.47%, 10/21/34 ................. 250 236,764
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 0.94% Floor + 0.94%), 4.61%,
04/18/34 ...................... 570 568,821
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 07/20/37
(a) (b)
...... 617 617,174
Ballyrock CLO 22 Ltd., Series 2024-22A, Class
C, (3-mo. CME Term SOFR at 3.50% Floor +
3.50%), 7.17%, 04/15/37
(a) (b)
........... 1,500 1,503,145
Ballyrock CLO 25 Ltd., Series 2023-25A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 5.42%, 01/25/38
(a) (b)
........... 250 249,906
Ballyrock CLO 29 Ltd., Series 2025-29A, Class
A1A, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 4.99%, 07/25/38
(a) (b)
.......... 250 250,125
Ballyrock CLO 32 Ltd.
(a)(b)
  (3-mo. CME Term SOFR + 1.21%), 4.88%,
01/25/39 ...................... 760 759,055
Series 2025-32A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
01/25/39 ...................... 510 510,052
BAR Issuer LLC, Series 2026-FL1, Class A,
(1-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.30%, 08/20/43
(a) (b)
........... 2,000 1,997,259
BARC, Series 2026-CES1, Class A1A, 4.84%,
01/25/56
(b) (c)
...................... 750 742,997
Bardot CLO Ltd., Series 2019-2A, Class ARR,
(3-mo. CME Term SOFR at 0.98% Floor +
0.98%), 4.65%, 10/22/32
(a) (b)
........... 217 216,697
Barings CLO Ltd.
(a)(b)
Series 2015-IA, Class BR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%), 5.33%,
01/20/31 ...................... 90 89,869
Series 2018-2A, Class B1AR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.32%, 07/15/36 ................. 1,840 1,838,786
Barrow Hanley CLO II Ltd., Series 2023-2A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.98%, 03/31/38
(a) (b)
...... 370 370,149
Battalion CLO 18 Ltd., Series 2020-18A, Class
BRR, (3-mo. CME Term SOFR at 1.80% Floor
+ 1.80%), 5.47%, 10/15/36
(a) (b)
.......... 375 374,622
Battalion CLO VIII Ltd., Series 2015-8A, Class
A2R3, (3-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.67%, 07/18/30
(a) (b)
...... 386 386,014
Battalion CLO X Ltd., Series 2016-10A, Class
A1R3, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 4.81%, 01/24/35
(a) (b)
...... 349 349,191
BBAM US CLO I Ltd., Series 2022-1A, Class AR,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 03/30/38
(a) (b)
........... 300 299,549
BBAM US CLO V Ltd., Series 2025-5A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 07/25/38
(a) (b)
........... 250 250,160
BBAM US CLO VI Ltd., Series 2025-6A, Class
A1, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.06%, 01/27/39
(a) (b)
........... 720 719,695
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BDS LLC, Series 2024-FL13, Class A, (1-mo.
CME Term SOFR at 1.58% Floor + 1.58%),
5.25%, 09/19/39
(a) (b)
................. USD 2,734 $ 2,731,957
Benefit Street Partners CLO 42 Ltd., Series
2025-42A, Class A, (3-mo. CME Term SOFR
at 1.30% Floor + 1.30%), 4.97%, 10/25/38
(a) (b)
690 689,990
Benefit Street Partners CLO 43 Ltd., Series
2025-43A, Class A, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.07%, 10/20/38
(a) (b)
250 249,829
Benefit Street Partners CLO 44 Ltd., Series
2025-44A, Class A1, (3-mo. CME Term SOFR
at 1.22% Floor + 1.22%), 4.94%, 01/15/39
(a) (b)
570 569,593
Benefit Street Partners CLO 48 Ltd., Series
2026-48A, Class A, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 4.86%, 04/20/38
(a) (b)
320 320,000
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 5.20%,
07/20/37
(a) (b)
...................... 960 959,845
Benefit Street Partners CLO XII-B Ltd.
(a)(b)
Series 2017-12BRA, Class A, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.04%, 10/15/37 ................. 290 290,100
Series 2017-12BRA, Class B, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.37%, 10/15/37 ................. 410 410,218
Benefit Street Partners CLO XXIII Ltd., Series
2021-23A, Class A1R, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%), 4.77%,
04/25/34
(a) (b)
...................... 250 249,639
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 4.85%, 01/25/38
(a) (b)
250 249,439
Benefit Street Partners CLO XXV Ltd., Series
2021-25A, Class A1R, (3-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 4.67%,
01/15/35
(a) (b)
...................... 1,130 1,127,156
Benefit Street Partners CLO XXVI Ltd., Series
2022-26A, Class AR, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.05%, 07/20/37
(a) (b)
270 270,139
Benefit Street Partners CLO XXVII Ltd., Series
2022-27A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.04%, 10/20/37
(a) (b)
2,420 2,421,311
BHG Securitization Trust, Series 2022-C, Class
B, 5.93%, 10/17/35
(b)
................ 39 38,760
Birch Grove CLO 10 Ltd., Series 2024-10A,
Class A, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.06%, 01/22/38
(a) (b)
...... 550 550,412
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.47%, 10/23/38
(a) (b)
...... 280 280,039
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1R, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 10/19/37
(a) (b)
.......... 500 500,377
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 4.93%, 01/19/38
(a) (b)
.......... 250 249,778
Birch Grove CLO 4 Ltd., Series 2022-4A, Class
A1R, (3-mo. CME Term SOFR at 1.48% Floor
+ 1.48%), 5.15%, 07/15/37
(a) (b)
.......... 250 250,045
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class BR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.86%), 5.53%,
10/22/30 ...................... 24 23,960

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-2A, Class BR2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.01%), 5.68%,
10/20/30 ...................... USD 250 $ 250,198
Series 2015-3A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 4.93%,
04/20/31 ...................... 98 97,872
Series 2016-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
4.85%, 11/15/30 ................. 55 54,770
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 5.63%,
07/30/30 ...................... 2,000 2,004,331
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 5.61%,
08/15/31 ...................... 1,200 1,200,297
Series 2018-3A, Class A1R, (3-mo. CME Term
SOFR at 1.19% Floor + 1.19%), 4.86%,
10/25/30 ...................... 131 131,019
Series 2018-3A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
10/25/30 ...................... 420 419,922
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 5.43%, 07/15/31
(a) (b)
...... 2,020 2,014,191
BlueMountain CLO XXIX Ltd., Series 2020-29A,
Class BR, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 5.68%, 07/25/34
(a) (b)
...... 250 248,836
BlueMountain CLO XXV Ltd., Series 2019-25A,
Class A1RR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 01/15/38
(a) (b)
. 250 250,105
BlueMountain CLO XXVI Ltd., Series 2019-26A,
Class D1R, (3-mo. CME Term SOFR at 3.50%
Floor + 3.76%), 7.43%, 10/20/34
(a) (b)
...... 250 246,296
BlueMountain CLO XXXV Ltd., Series 2022-35A,
Class A1R, (3-mo. CME Term SOFR at 1.42%
Floor + 1.42%), 5.09%, 10/22/37
(a) (b)
...... 250 250,226
BlueMountain Euro CLO DAC, Series 2021-2A,
Class B1, (3-mo. EURIBOR at 1.75% Floor +
1.75%), 3.77%, 10/15/35
(a) (b)
........... EUR 660 761,348
BlueMountain Fuji US CLO II Ltd., Series 2017-
2A, Class A2, (3-mo. CME Term SOFR at
0.00% Floor + 1.86%), 5.53%, 10/20/30
(a) (b)
. USD 300 299,817
Brant Point CLO Ltd., Series 2024-6A, Class D1,
(3-mo. CME Term SOFR at 3.20% Floor +
3.20%), 6.87%, 01/15/38
(a) (b)
........... 250 248,328
BRAVO Residential Funding Trust, Series 2024-
CES2, Class A1A, 5.55%, 09/25/54
(b) (c)
.... 263 263,279
Bridge Street CLO III Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.09%, 10/20/37
(a) (b)
.......... 510 510,505
Bridge Street CLO VI Ltd., Series 2025-2A, Class
A1, (3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 5.07%, 01/15/39
(a) (b)
........... 870 869,748
Brignole Co., Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.00%), 3.92%,
02/24/42
(a) (d)
...................... EUR 47 54,638
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.00%, 07/20/38
(a) (b)
........... USD 1,050 1,050,387
Bryant Park Funding Ltd.
(a)(b)
Series 2024-24A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
10/15/37 ...................... 3,250 3,252,438
Series 2025-28A, Class A, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 5.00%,
01/22/39 ...................... 410 409,698
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BSPDF Issuer LLC
(a)(b)
Series 2025-FL2, Class A, (1-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.20%,
12/15/42 ...................... USD 185 $ 184,783
Series 2026-FL3, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.10%,
09/18/43 ...................... 3,250 3,240,227
Buckhorn Park CLO Ltd., Series 2019-1A, Class
ARR, (3-mo. CME Term SOFR at 1.07% Floor
+ 1.07%), 4.74%, 07/18/34
(a) (b)
.......... 570 569,186
BXMT Ltd., Series 2025-FL5, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.32%, 10/18/42
(a) (b)
................. 1,489 1,487,708
Canyon Capital CLO Ltd., Series 2016-1A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor +
1.33%), 5.00%, 07/15/31
(a) (b)
........... 60 60,177
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 5.00%,
07/15/31 ...................... 59 58,917
Series 2020-3A, Class A1R, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
10/15/37 ...................... 500 500,420
Series 2020-3A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 5.62%,
10/15/37 ...................... 350 350,401
Capital Four US CLO II Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 5.57%, 01/20/37
(a) (b)
...... 250 250,122
Cardiff Auto Receivables Securitisation plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 08/20/31 ................. GBP 357 474,654
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.33%, 08/20/31 ................. 271 361,176
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.07%, 10/21/37 ................. USD 867 867,914
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.08%, 07/25/37 ................. 250 250,165
Series 2022-2A, Class A1R, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
01/20/38 ...................... 250 250,110
Series 2022-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.16% Floor + 1.16%),
4.83%, 04/20/39 ................. 480 479,106
Series 2025-6A, Class A1, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%), 4.88%,
01/20/39 ...................... 400 399,576
Cedar Funding VII CLO Ltd., Series 2018-7A,
Class AR2, (3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 5.20%, 10/20/38
(a) (b)
...... 550 549,772
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R2, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 4.97%, 05/29/32
(a) (b)
. 280 279,299
Cerberus Loan Funding XLIV LLC, Series
2023-5A, Class A, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 6.02%, 01/15/36
(a) (b)
. 310 310,261
CIFC Funding Ltd.
(a)(b)
Series 2014-3A, Class A1R, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%), 4.85%,
03/31/38 ...................... 500 499,000

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-1A, Class ARR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.22%, 04/21/37 ................. USD 1,190 $ 1,190,568
Series 2017-1A, Class BRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
5.72%, 04/21/37 ................. 340 340,368
Series 2017-5A, Class AR, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.08%,
07/17/37 ...................... 250 250,163
Series 2018-1A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 4.99%,
01/18/38 ...................... 960 960,284
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
01/18/38 ...................... 500 499,695
Series 2018-2A, Class A1R, (3-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.04%,
10/20/37 ...................... 250 250,109
Series 2019-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.03%, 10/20/37 ................. 1,370 1,370,498
Series 2019-3A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.47%, 01/16/38 ................. 490 490,061
Series 2020-1A, Class A1R, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.08%,
07/15/36 ...................... 300 300,056
Series 2020-1A, Class BR, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 5.58%,
07/15/36 ...................... 740 740,127
Series 2020-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.16% Floor + 1.16%),
4.83%, 04/16/39 ................. 340 339,360
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 4.97%,
01/15/40 ...................... 1,830 1,830,180
Series 2021-4A, Class AR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
07/23/37 ...................... 700 700,356
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
10/15/34 ...................... 250 250,038
Series 2022-2A, Class A1R, (3-mo. CME Term
SOFR at 0.97% Floor + 0.97%), 4.64%,
04/19/35 ...................... 1,130 1,127,602
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.91%,
10/15/38 ...................... 414 414,164
Series 2024-3A, Class A1, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%), 5.15%,
07/21/37 ...................... 250 250,101
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.40%,
10/24/38 ...................... 470 470,037
Series 2025-4A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.81%,
10/24/38 ...................... 320 320,556
Series 2025-4A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.96%,
10/24/38 ...................... 320 320,030
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.20%, 04/20/37 ................. 280 280,074
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-3A, Class AR, (3-mo. CME Term
SOFR at 1.07% Floor + 1.07%), 4.74%,
01/25/35 ...................... USD 850 $ 848,725
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 ... 131 120,029
Series 2021-B, Class C, 2.72%, 06/25/52 .. 55 51,287
Compass Datacenters Issuer III LLC
(b)
Series 2025-3A, Class A2, 5.29%, 07/25/50 . 1,915 1,896,184
Series 2026-1A, Class A21, 4.90%, 02/25/56 1,074 1,065,069
Series 2026-1A, Class A22, 5.29%, 02/25/56 861 843,216
Series 2026-1A, Class A23, 5.44%, 02/25/56 803 786,488
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
............ 488 489,891
Consolidated Communications LLC
(b)
Series 2025-4A, Class B, 5.77%, 12/20/55 .. 3,454 3,467,251
Series 2026-1A, Class A2, 5.08%, 03/20/56 . 713 703,739
Series 2026-1A, Class B, 5.42%, 03/20/56 .. 408 402,415
CQS US CLO 5 Ltd., Series 2025-5A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.46%, 01/17/39
(a) (b)
........... 250 249,777
CQS US CLO Ltd., Series 2023-3A, Class B,
(3-mo. CME Term SOFR at 2.65% Floor +
2.65%), 6.32%, 01/25/37
(a) (b)
........... 400 398,456
Creeksource Dunes Creek CLO Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.08%,
01/15/38 ...................... 500 500,421
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
01/15/38 ...................... 250 249,952
Cross Mortgage Trust, Series 2025-CES1, Class
A1A, 5.30%, 11/25/60
(b) (c)
............. 196 195,520
Crown Point CLO 11 Ltd., Series 2021-11A,
Class A1R, (3-mo. CME Term SOFR at 1.26%
Floor + 1.26%), 4.93%, 02/28/38
(a) (b)
...... 250 249,925
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (3-mo. EURIBOR at 1.30% Floor
+ 1.30%), 3.32%, 02/22/34
(a) (d)
.......... EUR 260 300,675
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-I, Class 1A, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 3.93%,
01/15/37
(a)
....................... USD 69 67,077
Diameter Capital CLO 12 Ltd., Series 2025-12A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 5.16%, 10/20/38
(a) (b)
...... 1,160 1,159,381
Diameter Capital CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.96%, 01/20/39
(a) (b)
...... 1,010 1,009,324
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1R, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.00%, 01/15/38
(a) (b)
...... 710 710,015
Diameter Capital CLO 5 Ltd., Series 2023-5A,
Class A1R, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.91%, 01/15/39
(a) (b)
...... 660 659,662
Diameter Capital CLO 8 Ltd., Series 2024-8A,
Class A1A, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.07%, 10/20/37
(a) (b)
...... 4,590 4,594,045
Dowson plc, Series 2024-1, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
2.35%), 6.08%, 08/20/31
(a) (d)
........... GBP 100 131,921
Dryden 104 CLO Ltd., Series 2022-104A, Class
A1R, (3-mo. CME Term SOFR at 1.29% Floor
+ 1.29%), 4.95%, 08/20/34
(a) (b)
.......... USD 690 689,898

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 30 Senior Loan Fund, Series 2013-30A,
Class CR, (3-mo. CME Term SOFR at 0.00%
Floor + 1.96%), 5.61%, 11/15/28
(a) (b)
...... USD 159 $ 159,166
Dryden 55 CLO Ltd., Series 2018-55A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor +
1.28%), 4.95%, 04/15/31
(a) (b)
........... 123 122,871
Dryden 64 CLO Ltd., Series 2018-64A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.23%), 4.90%, 04/18/31
(a) (b)
........... 123 122,998
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 5.53%, 07/18/30
(a) (b)
........... 250 249,857
Dryden 68 CLO Ltd., Series 2019-68A, Class
ARR, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.10%), 4.77%, 07/15/35
(a) (b)
.......... 250 249,638
Dryden 72 CLO Ltd., Series 2019-72A, Class
ARR, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.10%), 4.75%, 05/15/32
(a) (b)
.......... 132 132,130
Dryden 85 CLO Ltd., Series 2020-85A, Class
A1LN, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 07/15/37
(a) (b) (e)
..... 360 361,062
Dryden 87 CLO Ltd., Series 2021-87A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 5.41%, 08/20/38
(a) (b)
........... 330 330,619
Dwight Issuer LLC, Series 2025-FL1, Class A,
(1-mo. CME Term SOFR at 1.66% Floor +
1.66%), 5.34%, 06/18/42
(a) (b)
........... 127 126,886
Eaton Vance CLO Ltd.
(a)(b)
Series 2019-1A, Class AR2, (3-mo. CME Term
SOFR at 1.51% Floor + 1.51%), 5.18%,
07/15/37 ...................... 250 250,134
Series 2020-2A, Class AR2, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.05%,
10/15/37 ...................... 250 250,141
Edgeconnex Data Centers Europe BV, Series
2026-1X, Class A2, 4.50%, 04/30/56
(c) (d)
.... EUR 938 1,056,423
EDvestinU Private Education Loan Issue No.
4 LLC, Series 2022-A, Class A, 5.25%,
11/25/40
(b)
....................... USD 342 340,776
Elevation CLO Ltd., Series 2018-10A, Class BR,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 10/20/31
(a) (b)
........... 330 329,015
Elmwood CLO 29 Ltd., Series 2024-5A, Class
AR1, (3-mo. CME Term SOFR at 1.52% Floor
+ 1.52%), 5.19%, 04/20/37
(a) (b)
.......... 1,010 1,010,289
Elmwood CLO 38 Ltd., Series 2025-1A, Class
A, (3-mo. CME Term SOFR at 1.15% Floor +
1.15%), 4.82%, 04/22/38
(a) (b)
........... 1,370 1,365,904
Elmwood CLO I Ltd., Series 2019-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.12%
Floor + 1.12%), 4.78%, 04/20/37
(a) (b)
...... 880 877,267
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.02%, 10/20/37 ................. 1,250 1,250,366
Series 2019-2A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.37%, 10/20/37 ................. 250 249,845
Elmwood CLO III Ltd., Series 2019-3A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 07/18/37
(a) (b)
.......... 250 250,283
Elmwood CLO VI Ltd., Series 2020-3A, Class
ARR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.05%, 07/18/37
(a) (b)
.......... 360 360,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO VII Ltd., Series 2020-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.03%, 10/17/37
(a) (b)
...... USD 250 $ 250,092
Elmwood CLO X Ltd., Series 2021-3A, Class
CR2, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 5.62%, 07/20/38
(a) (b)
.......... 250 250,498
Elmwood CLO XII Ltd., Series 2021-5A, Class
AR, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 10/15/37
(a) (b)
........... 292 292,106
FIGRE Trust
(a)(b)
Series 2025-HE7, Class A, 5.15%, 11/25/55 . 526 522,358
Series 2026-HE1, Class A, 4.98%, 01/25/56 . 860 852,468
Series 2026-HE1, Class B, 5.18%, 01/25/56 . 157 155,000
Series 2026-HE2, Class A, 5.05%, 01/25/56 . 5,527 5,481,594
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
10/19/37 ...................... 3,150 3,151,138
Series 2021-1A, Class A2R, (3-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 5.25%,
10/19/37 ...................... 430 429,091
Flatiron CLO 25 Ltd.
(a)(b)
Series 2024-2A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
10/17/37 ...................... 260 260,077
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.27%,
10/17/37 ...................... 250 250,142
Fortuna Consumer Loan ABS DAC
(a)(d)
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.60%, 10/18/34 . EUR 147 170,098
Series 2025-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.35%, 10/18/35 . 100 115,388
Foundation Finance Trust, Series 2025-1A, Class
A, 4.95%, 04/15/50
(b)
................ USD 433 434,246
FS Rialto Issuer LLC
(a)(b)
Series 2024-FL9, Class A, (1-mo. CME Term
SOFR at 1.63% Floor + 1.63%), 5.31%,
10/19/39 ...................... 931 931,398
Series 2025-FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.06%,
08/19/42 ...................... 210 209,549
Series 2026-FL11, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.13%,
01/19/44 ...................... 459 457,521
FTA Consumo Santander
(a)(d)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 3.33%, 07/20/38 ...... EUR 128 148,080
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.68%, 07/20/38 ...... 128 147,934
GAMMA Sociedade de Titularizacao de Creditos
SA Consumer Totta 3, Series 3, Class C,
(3-mo. EURIBOR at 0.00% Floor + 1.50%),
3.53%, 10/25/35
(a) (d)
................. 92 105,741
Golden Bar Securitisation SRL
(a)(d)
Series 2024-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.61%, 09/22/43 . 211 244,756
Series 2025-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.90%), 4.02%, 12/20/44 . 91 105,652
Series 2025-2, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.60%), 3.72%, 12/22/44 . 92 106,556
Golden Ray SA Compartment 1, Series 1, Class
C, (1-mo. EURIBOR at 0.00% Floor + 2.00%),
3.95%, 12/27/57
(a) (d)
................. 100 114,645

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golden Ray SA Compartment 2, Series 2, Class
C, (1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.45%, 12/27/58
(a) (d)
................. EUR 100 $ 115,772
GoldenTree Loan Management US CLO 11 Ltd.,
Series 2021-11A, Class AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.08%), 4.75%,
10/20/34
(a) (b)
...................... USD 1,740 1,736,476
GoldenTree Loan Management US CLO 23
Ltd., Series 2024-23A, Class A, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%), 4.94%,
01/20/39
(a) (b)
...................... 370 369,994
GoldenTree Loan Management US CLO 25
Ltd., Series 2025-25A, Class A, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%), 4.99%,
04/20/37
(a) (b)
...................... 290 290,143
Golub Capital Partners 48 LP, Series 2020-48A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.98%, 04/17/38
(a) (b)
...... 600 600,242
Golub Capital Partners CLO 17 Ltd., Series
2013-17A, Class A1RR, (3-mo. CME Term
SOFR at 1.47% Floor + 1.47%), 5.13%,
02/09/39
(a) (b)
...................... 1,400 1,402,680
Golub Capital Partners CLO 19B-R3 Ltd., Series
2017-19RA, Class A1R3, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%), 5.04%,
10/20/36
(a) (b)
...................... 860 858,686
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.01%,
10/20/37
(a) (b)
...................... 290 290,077
Golub Capital Partners CLO 44M Ltd., Series
2019-44A, Class A1R, (3-mo. CME Term
SOFR at 1.57% Floor + 1.57%), 5.24%,
10/21/38
(a) (b)
...................... 2,620 2,605,329
Golub Capital Partners CLO 76 B Ltd.
(a)(b)
Series 2024-76A, Class A1, (3-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.04%,
10/25/37 ...................... 250 250,077
Series 2024-76A, Class B, (3-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 5.34%,
10/25/37 ...................... 250 249,690
Series 2024-76A, Class D1, (3-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 6.57%,
10/25/37 ...................... 250 245,305
Golub Capital Partners CLO 78M, Series 2025-
78A, Class A1, (3-mo. CME Term SOFR at
1.38% Floor + 1.38%), 5.05%, 04/21/39
(a) (b)
. 250 248,463
Golub Capital Partners CLO 81 B Ltd., Series
2025-81A, Class A1, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 4.98%, 07/20/38
(a) (b)
250 250,109
Golub Capital Private Credit Fund CLO 2, Series
2025-1A, Class A1, (3-mo. CME Term SOFR
at 1.47% Floor + 1.47%), 5.14%, 10/18/39
(a) (b)
250 250,484
Great Lakes CLO IX Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.22%, 01/15/39
(a) (b)
........... 740 741,574
GreenSky Home Improvement Issuer Trust
(b)
Series 2025-2A, Class C, 5.26%, 06/25/60 .. 336 335,388
Series 2025-2A, Class D, 5.56%, 06/25/60 .. 268 267,019
Series 2025-3A, Class A3, 4.52%, 12/27/60 . 867 866,085
Greystone CRE Notes LLC, Series 2025-FL4,
Class A, (1-mo. CME Term SOFR at 1.48%
Floor + 1.48%), 5.15%, 01/15/43
(a) (b)
...... 409 408,412
GS Mortgage-Backed Securities Trust
(b)(c)
Series 2026-CES1, Class A1, 4.90%,
05/25/56 ...................... 2,761 2,736,697
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2026-CES1, Class A2, 5.27%,
05/25/56 ...................... USD 333 $ 330,131
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (1-mo. CME Term SOFR at 0.14% Floor
+ 0.25%), 3.93%, 03/25/36
(a)
........... 405 127,601
GT Loan Financing I Ltd., Series 2013-1A, Class
AR2, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.22%), 5.08%, 04/28/39
(a) (b)
.......... 870 869,431
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 5.15%, 04/20/34
(a) (b)
........... 270 270,090
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1R, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 01/20/38
(a) (b)
.......... 250 250,000
HalseyPoint CLO 7 Ltd., Series 2023-7A, Class
A1R, (3-mo. CME Term SOFR at 1.45% Floor
+ 1.45%), 5.12%, 07/20/38
(a) (b)
.......... 250 250,202
Hill FL BV, Series 2024-2FL, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.95%), 3.91%,
10/18/32
(a) (d)
...................... EUR 80 91,693
Honey Hill Park CLO Ltd., Series 2026-1A, Class
A1, (3-mo. CME Term SOFR at 1.15% Floor +
1.15%), 4.87%, 04/24/39
(a) (b)
........... USD 250 249,494
Household Capital RMBS, Series 2025-1, Class
A, (3-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.90%), 5.63%,
07/21/87
(a) (d)
...................... AUD 670 458,645
Huntington Bank Auto Credit-Linked Notes
(a)(b)
Series 2024-1, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.40%), 5.07%,
05/20/32 ...................... USD 556 557,469
Series 2024-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.02%,
10/20/32 ...................... 605 605,407
Series 2025-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.20%), 4.87%,
09/20/33 ...................... 503 503,973
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
5.41%, 10/19/42
(a) (b)
................. 819 818,438
Invesco CLO Ltd., Series 2022-1A, Class B,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.47%, 04/20/35
(a) (b)
........... 270 270,227
Invesco US CLO Ltd., Series 2023-3A, Class AR,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 4.98%, 07/15/38
(a) (b)
........... 530 530,220
IVY Hill Middle Market Credit Fund XVIII Ltd.,
Series 18A, Class A1R, (3-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 5.25%,
01/22/37
(a) (b)
...................... 1,540 1,545,069
J.P. Morgan Mortgage Trust, Series 2026-CES1,
Class A1B, 4.96%, 06/25/56
(b) (c)
......... 1,941 1,925,203
Jersey Mike's Funding LLC, Series 2026-1A,
Class A2II, 5.48%, 02/15/56
(b)
.......... 3,098 3,044,664
Kennedy Lewis CLO 12 Ltd., Series 2023-12A,
Class CR, (3-mo. CME Term SOFR at 2.00%
Floor + 2.00%), 5.67%, 07/20/38
(a) (b)
...... 250 250,795
Kennedy Lewis CLO 19 Ltd., Series 2025-19A,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 04/22/36
(a) (b)
...... 250 249,831
Kennedy Lewis CLO 20 Ltd., Series 2024-20A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 5.37%, 01/25/38
(a) (b)
...... 510 509,829
Kennedy Lewis CLO 4 Ltd., Series 4A, Class
ARR, (3-mo. CME Term SOFR at 1.43% Floor
+ 1.43%), 5.10%, 07/20/37
(a) (b)
.......... 1,560 1,560,939

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Kennedy Lewis CLO 7 Ltd., Series 7A, Class
A1R, (3-mo. CME Term SOFR at 1.62% Floor
+ 1.62%), 5.29%, 04/22/37
(a) (b)
.......... USD 280 $ 280,093
Kennedy Lewis CLO 8 Ltd., Series 8A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 01/20/38
(a) (b)
...... 250 250,083
KKR CLO 17 Ltd., Series 17, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
5.53%, 04/15/34
(a) (b)
................. 250 250,078
KKR CLO 21 Ltd., Series 21, Class A, (3-mo.
CME Term SOFR at 0.00% Floor + 1.26%),
4.93%, 04/15/31
(a) (b)
................. 32 32,118
KKR CLO 28 Ltd., Series 28A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor + 1.12%),
4.79%, 02/09/35
(a) (b)
................. 370 369,556
KKR CLO 30 Ltd., Series 30A, Class BR2, (3-mo.
CME Term SOFR at 1.85% Floor + 1.85%),
5.52%, 04/17/37
(a) (b)
................. 260 260,138
KKR CLO 34 Ltd., Series 34A, Class AR, (3-mo.
CME Term SOFR at 1.10% Floor + 1.10%),
4.77%, 07/15/34
(a) (b)
................. 730 728,959
KKR CLO 35 Ltd., Series 35A, Class AR, (3-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.87%, 01/20/38
(a) (b)
................. 250 249,630
KKR CLO 48 Ltd., Series 48A, Class AR, (3-mo.
CME Term SOFR at 1.28% Floor + 1.28%),
5.16%, 10/20/38
(a) (b)
................. 250 249,929
KKR CLO 54 Ltd., Series 2024-54A, Class A,
(3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 01/15/38
(a) (b)
........... 250 249,961
KKR Financial CLO Ltd., Series 2013-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.08%, 10/15/38
(a) (b)
...... 500 499,500
Latitude Australia Credit Card Master Trust,
Series 2026-1, Class D, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00% Floor
+ 1.85%), 1.00%, 09/22/38
(a) (d)
.......... AUD 500 343,833
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.00%,
04/15/31
(a) (b)
...................... USD 161 160,904
LCM 31 Ltd., Series 31A, Class AR, (3-mo. CME
Term SOFR at 1.28% Floor + 1.28%), 4.95%,
07/20/34
(a) (b)
...................... 770 770,001
LCM 32 Ltd., Series 32A, Class B, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%), 5.63%,
07/20/34
(a) (b)
...................... 250 249,867
LCM 34 Ltd., Series 34A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%), 5.37%,
10/20/34
(a) (b)
...................... 250 249,250
Lendmark Funding Trust
(b)
Series 2024-1A, Class B, 5.88%, 06/21/32 .. 437 440,973
Series 2024-1A, Class C, 6.40%, 06/21/32 .. 168 169,770
Series 2024-1A, Class D, 7.21%, 06/21/32 .. 195 197,552
Series 2024-2A, Class B, 4.86%, 02/21/34 .. 263 262,875
Series 2024-2A, Class C, 5.25%, 02/21/34 .. 100 100,277
Series 2024-2A, Class D, 5.69%, 02/21/34 .. 387 387,305
Series 2025-1A, Class A, 4.94%, 09/20/34 .. 1,380 1,384,751
Series 2025-1A, Class C, 5.68%, 09/20/34 .. 100 100,847
Series 2025-3A, Class A, 4.51%, 05/21/35 .. 1,595 1,583,937
Series 2025-3A, Class B, 4.83%, 05/21/35 .. 264 260,964
Series 2025-3A, Class C, 5.04%, 05/21/35 .. 100 98,961
LoanCore Issuer LLC, Series 2025-CRE9, Class
A, (1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.13%, 08/18/42
(a) (b)
........... 770 767,315
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
LoanCore Issuer Ltd., Series 2022-CRE7, Class
A, (SOFR 30 day Average at 1.55% Floor +
1.55%), 5.22%, 01/17/37
(a) (b)
........... USD 210 $ 209,852
London Cards No. 3 plc, Series 3X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 2.00%), 5.73%, 12/15/35
(a) (d)
...... GBP 272 359,621
Lyra Music Assets Delaware LP, Series 2025-1A,
Class A2, 5.60%, 09/20/65
(b)
........... USD 461 464,001
Madison Park Funding LI Ltd., Series 2021-51A,
Class A1R, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.90%, 10/19/38
(a) (b)
...... 250 249,837
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 4.95%, 07/27/34
(a) (b)
. 880 879,754
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 4.81%, 04/23/38
(a) (b)
. 930 926,944
Madison Park Funding LXXIII Ltd., Series 2025-
73A, Class B, (3-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.66%, 10/17/38
(a) (b)
. 270 270,535
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR2, (3-mo. CME Term SOFR at
1.55% Floor + 1.55%), 5.22%, 10/20/29
(a) (b)
. 52 52,342
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 4.87%, 04/20/38
(a) (b)
. 250 249,626
Madison Park Funding XXX Ltd.
(a)(b)
Series 2018-30A, Class A1R, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.03%, 07/16/37 ................. 2,820 2,821,014
Series 2018-30A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
07/16/37 ...................... 250 250,288
Marble Point CLO XV Ltd., Series 2019-1A,
Class BR2, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.27%, 07/23/32
(a) (b)
...... 336 334,946
Mariner Finance Issuance Trust
(b)
Series 2024-AA, Class A, 5.13%, 09/22/36 .. 1,174 1,183,461
Series 2024-AA, Class D, 6.77%, 09/22/36 . 100 101,637
Series 2024-BA, Class A, 4.91%, 11/20/38 .. 2,191 2,197,829
Series 2024-BA, Class D, 6.36%, 11/20/38 .. 267 271,869
Series 2025-AA, Class A, 4.98%, 05/20/38 .. 2,080 2,095,479
Series 2025-AA, Class B, 5.33%, 05/20/38 . 281 283,216
Series 2025-AA, Class C, 5.69%, 05/20/38 . 289 291,565
MF1 LLC, Series 2026-FL21, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.03%, 02/18/41
(a) (b)
................. 812 808,981
MF1 Multifamily Housing Mortgage Loan Trust
(a)(b)
Series 2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 5.83%,
06/19/37 ...................... 519 518,231
Series 2024-FL14, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.41%,
03/19/39 ...................... 447 446,993
Series 2025-FL19, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
05/18/42 ...................... 1,056 1,056,648
Mila BV, Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 1.45%), 3.39%,
09/16/41
(a) (d)
...................... EUR 72 83,344
Navient Private Education Loan Trust
(b)
Series 2018-BA, Class A2A, 3.61%, 12/15/59 USD 2 1,618
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.01%), 4.69%,
11/15/68
(a)
..................... 145 145,032

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Navient Private Education Refi Loan Trust
(b)
Series 2018-DA, Class A2A, 4.00%, 12/15/59 USD 186 $ 185,097
Series 2019-CA, Class A2, 3.13%, 02/15/68 . 95 93,667
Series 2021-DA, Class B, 2.61%, 04/15/60 . 168 150,068
Series 2021-DA, Class C, 3.48%, 04/15/60 . 450 419,543
Series 2024-A, Class A, 5.66%, 10/15/72 ... 915 927,569
Navient Refinance Loan Trust, Series 2025-B,
Class A, 4.72%, 09/15/55
(b)
............ 1,227 1,218,930
Navient Student Loan Trust, Series 2019-BA,
Class A2A, 3.39%, 12/15/59
(b)
.......... 95 93,510
Nelnet Student Loan Trust
(a)(b)
Series 2025-AA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.10%), 4.77%,
03/15/57 ...................... 2,364 2,358,173
Series 2025-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.02%,
05/17/55 ...................... 2,966 2,980,496
Series 2025-CA, Class A1B, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 5.02%,
06/22/65 ...................... 1,459 1,469,313
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class AR3, (3-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.07%, 07/22/38
(a) (b)
. 250 250,141
Neuberger Berman CLO XVI-S Ltd., Series 2017-
16SA, Class A1R2, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 4.85%, 04/15/39
(a) (b)
250 249,489
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class AR2, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%), 4.90%,
01/20/39
(a) (b)
...................... 3,000 2,997,469
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class BR2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.32%,
07/20/39
(a) (b)
...................... 250 249,808
Neuberger Berman Loan Advisers CLO 51 Ltd.,
Series 2022-51A, Class D1R2, (3-mo. CME
Term SOFR at 2.80% Floor + 2.80%), 6.47%,
10/23/36
(a) (b)
...................... 250 246,593
New Mountain CLO 2 Ltd., Series CLO-2A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 01/15/38
(a) (b)
.......... 390 390,234
New Mountain CLO 3 Ltd.
(a)(b)
Series CLO-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.00%,
10/20/38 ...................... 250 250,154
Series CLO-3A, Class CR, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 5.62%,
10/20/38 ...................... 1,000 1,002,022
New Mountain CLO 7 Ltd., Series CLO-7A, Class
A1, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 03/31/38
(a) (b)
........... 250 249,629
New Mountain CLO 8 Ltd., Series CLO-8A, Class
A1, (3-mo. CME Term SOFR at 1.27% Floor +
1.27%), 5.13%, 10/20/38
(a) (b)
........... 250 249,909
Newday Funding Master Issuer plc
(a)(d)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 07/15/32 ................. GBP 134 178,086
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 07/15/32 ................. 156 207,024
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
6.38%, 07/15/32 ................. 337 449,558
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 07/15/33 ................. GBP 192 $ 253,362
Noria DE, Series 2024-DE1, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.65%), 3.59%,
02/25/43
(a) (d)
...................... EUR 73 84,099
Oak Hill Credit Partners X-R Ltd., Series 2014-
10RA, Class AR2, (3-mo. CME Term SOFR at
1.13% Floor + 1.13%), 4.80%, 04/20/38
(a) (b)
. USD 470 468,493
Oaktree CLO Ltd.
(a)(b)
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.22%, 01/15/38 ................. 250 249,608
Series 2021-2A, Class AR, (3-mo. CME Term
SOFR at 0.97% Floor + 0.97%), 4.64%,
01/15/35 ...................... 450 449,060
Series 2024-27A, Class A2, (3-mo. CME Term
SOFR at 1.57% Floor + 1.57%), 5.24%,
10/22/37 ...................... 250 249,456
Series 2025-31A, Class A, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 4.99%,
07/15/38 ...................... 750 750,188
OCP CLO Ltd.
(a)(b)
Series 2016-12A, Class BAR3, (3-mo. CME
Term SOFR at 1.68% Floor + 1.68%),
5.35%, 10/18/37 ................. 430 430,237
Series 2016-12A, Class XR3, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
4.87%, 10/18/37 ................. 338 337,504
Series 2017-13A, Class AR2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.01%, 11/26/37 ................. 2,087 2,088,013
Series 2017-13A, Class X, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%), 4.77%,
11/26/37 ...................... 167 166,667
Series 2020-18A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
6.77%, 07/20/37 ................. 250 250,254
Series 2020-19A, Class A1R2, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
4.85%, 04/20/38 ................. 1,000 997,992
Series 2020-19A, Class D1R2, (3-mo. CME
Term SOFR at 2.70% Floor + 2.70%),
6.37%, 04/20/38 ................. 250 247,208
Series 2021-22A, Class AR, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
10/20/37 ...................... 300 300,047
Series 2024-37A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
10/15/37 ...................... 310 310,186
Series 2024-37A, Class B1, (3-mo. CME Term
SOFR at 1.68% Floor + 1.68%), 5.35%,
10/15/37 ...................... 310 310,174
Series 2025-42A, Class A, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.92%,
05/21/38 ...................... 400 399,636
Series 2025-45A, Class A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.23%), 5.10%,
10/15/38 ...................... 250 249,837
Series 2025-46A, Class A, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%), 5.05%,
10/15/38 ...................... 350 349,567
Series 2025-46A, Class C, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.55%,
10/15/38 ...................... 250 249,155

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-46A, Class D1, (3-mo. CME Term
SOFR at 2.45% Floor + 2.45%), 6.30%,
10/15/38 ...................... USD 250 $ 242,334
Octagon 75 Ltd., Series 2025-1A, Class A1,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 01/22/38
(a) (b)
........... 250 249,684
Octagon Investment Partners 41 Ltd., Series
2019-2A, Class A1R2, (3-mo. CME Term
SOFR at 1.09% Floor + 1.09%), 4.76%,
10/15/33
(a) (b)
...................... 720 718,942
OHA Credit Funding 10-R Ltd., Series 2021-
10RA, Class A1, (3-mo. CME Term SOFR at
1.26% Floor + 1.26%), 4.93%, 07/18/37
(a) (b)
. 510 509,490
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class B1R2, (3-mo. CME Term SOFR at
1.55% Floor + 1.55%), 5.22%, 01/21/38
(a) (b)
. 250 249,767
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 4.99%, 01/20/38
(a) (b)
...... 1,450 1,450,435
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 4.96%, 01/22/38
(a) (b)
...... 660 659,986
OHA Credit Funding 5 Ltd., Series 2020-5A,
Class B1R, (3-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 5.37%, 10/18/37
(a) (b)
...... 250 250,244
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class A1R2, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 4.95%, 07/19/38
(a) (b)
. 1,080 1,079,985
OHA Credit Funding 9 Ltd., Series 2021-9A,
Class A1R, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.02%, 10/19/37
(a) (b)
...... 560 560,163
OHA Credit Partners VII Ltd., Series 2012-7A,
Class AR4, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 4.80%, 02/20/38
(a) (b)
...... 250 249,257
OHA Credit Partners XI Ltd., Series 2015-11A,
Class A1R2, (3-mo. CME Term SOFR at
1.46% Floor + 1.46%), 5.13%, 04/20/37
(a) (b)
. 550 550,165
OHA Credit Partners XVI, Series 2021-16A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.02%, 10/18/37
(a) (b)
...... 1,160 1,160,338
OHS Issuer LLC, Series 2026-1, Class A2,
5.98%, 02/25/61
(b)
.................. 1,626 1,593,817
OneMain Financial Issuance Trust
(b)
Series 2020-2A, Class C, 2.76%, 09/14/35 .. 550 534,087
Series 2020-2A, Class D, 3.45%, 09/14/35 .. 1,410 1,361,643
Series 2021-1A, Class C, 2.22%, 06/16/36 .. 100 94,579
Series 2025-1A, Class D, 5.79%, 07/14/38 .. 421 423,609
Orchard Park CLO Ltd.
(a)(b)
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
10/20/37 ...................... 3,070 3,071,117
Series 2024-1A, Class B1, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
10/20/37 ...................... 280 280,317
Owl Rock CLO III Ltd., Series 2020-3A, Class
AR, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 5.52%, 04/20/36
(a) (b)
........... 250 250,075
Owl Rock CLO V LLC, Series 2020-5A, Class
A1R, (3-mo. CME Term SOFR at 1.78% Floor
+ 1.78%), 5.45%, 04/20/34
(a) (b)
.......... 250 250,660
Owl Rock CLO VII LLC, Series 2022-7A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 04/20/38
(a) (b)
........... 590 587,553
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OZLM XVIII Ltd., Series 2018-18A, Class B,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 5.48%, 04/15/31
(a) (b)
........... USD 318 $ 317,299
OZLM XXIV Ltd., Series 2019-24A, Class A2AR,
(3-mo. CME Term SOFR at 1.96% Floor +
1.96%), 5.63%, 07/20/32
(a) (b)
........... 250 249,946
Palmer Square CLO Ltd.
(a)(b)
Series 2022-3A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
07/20/37 ...................... 500 500,122
Series 2022-3A, Class D1R, (3-mo. CME
Term SOFR at 2.95% Floor + 2.95%),
6.62%, 07/20/37 ................. 250 245,290
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.32%,
07/20/37 ...................... 750 749,482
Series 2025-4A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.23%,
10/20/38 ...................... 330 329,960
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2025-3A, Class A1, (3-mo. CME Term
SOFR at 0.95% Floor + 0.95%), 4.66%,
01/15/34 ...................... 1,020 1,019,583
Series 2025-3A, Class C, (3-mo. CME Term
SOFR at 2.40% Floor + 2.40%), 6.11%,
01/15/34 ...................... 250 244,256
Panorama Auto Trust, Series 2025-4, Class C,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.50%), 5.56%,
04/20/34
(a) (d)
...................... AUD 500 344,540
Park Blue CLO Ltd.
(a)(b)
Series 2022-2A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
07/20/37 ...................... USD 250 250,138
Series 2024-6A, Class A1, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.01%,
01/25/38 ...................... 250 250,114
Series 2025-7A, Class A1, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%), 4.89%,
04/25/38 ...................... 500 499,408
Series 2025-8A, Class A1, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 5.26%,
10/25/38 ...................... 250 249,918
Series 2025-9A, Class A1, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.43%,
10/20/38 ...................... 1,210 1,210,969
Series 2025-9A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 6.08%,
10/20/38 ...................... 620 621,791
Series 2025-10A, Class A1, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 4.95%,
01/20/39 ...................... 900 899,815
Series 2025-10A, Class D1, (3-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 6.57%,
01/20/39 ...................... 250 247,529
Pavillion Consumer plc, Series 2025-1X, Class
C, (Sterling Overnight Index Average at 0.00%
Floor + 1.60%), 5.33%, 01/25/36
(a) (d)
...... GBP 190 250,990
PCL Funding IX plc, Series 2024-1, Class B,
(Sterling Overnight Index Average at 0.00%
Floor + 1.30%), 5.03%, 07/16/29
(a) (d)
...... 135 179,142
PFP Ltd., Series 2026-13, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%), 5.18%,
08/18/43
(a) (b)
...................... USD 440 439,998
PFS Financing Corp., 5.54%, 10/16/28
(b) (e)
.... 2,000 2,008,200

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 15 Ltd., Series 2023-15A, Class
AR, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 4.89%, 10/20/38
(a) (b)
........... USD 250 $ 249,819
Planet Fitness Master Issuer LLC, Series 2025-
1A, Class A2II, 5.65%, 12/06/55
(b)
........ 1,186 1,170,858
Pony SA
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 3.14%, 01/14/33 . EUR 82 94,881
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.59%, 01/14/33 . 82 95,257
Post CLO Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 4.97%,
10/20/38 ...................... USD 370 370,097
Series 2023-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
10/20/38 ...................... 360 360,224
Series 2023-1A, Class D1R, (3-mo. CME
Term SOFR at 2.85% Floor + 2.85%),
6.52%, 10/20/38 ................. 250 247,538
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (1-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.04%,
07/25/51 ...................... 205 204,354
Series 2021-1A, Class B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.61%), 6.29%,
07/25/51 ...................... 41 40,392
Series 2021-1A, Class C, (1-mo. CME Term
SOFR at 0.00% Floor + 3.86%), 7.54%,
07/25/51 ...................... 36 36,216
QTS Issuer ABS II LLC
(b)
Series 2026-1A, Class B, 6.73%, 01/05/56 .. 244 241,489
Series 2026-2A, Class A2, 5.85%, 01/05/56 . 539 527,799
Series 2026-5A, Class A2, 6.18%, 03/05/56 . 609 606,006
Quarzo SRL, Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor + 2.30%), 4.45%,
06/15/41
(a) (d)
...................... EUR 60 69,445
Rad CLO 14 Ltd., Series 2021-14A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.10%, 01/15/35
(a) (b)
........... USD 730 730,132
Rad CLO 18 Ltd., Series 2023-18A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 07/15/37
(a) (b)
........... 250 250,125
Red & Black Auto Italy SRL, Series 3, Class C,
(1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.41%, 07/28/36
(a) (d)
................. EUR 86 99,315
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 01/25/38
(a) (b)
........... USD 1,080 1,080,311
Regatta 32 Funding Ltd., Series 2025-4A, Class
A1, (3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.01%, 07/25/38
(a) (b)
........... 570 570,513
Regatta 35 Funding Ltd., Series 2025-5A, Class
A1, (3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.96%, 10/15/38
(a) (b)
........... 1,320 1,320,153
Regatta XI Funding Ltd., Series 2018-1A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 5.42%, 07/17/37
(a) (b)
........... 6,720 6,731,248
Regatta XII Funding Ltd., Series 2019-1A, Class
ARR, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.06%, 10/15/37
(a) (b)
.......... 920 920,532
Regatta XIX Funding Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.24% Floor
+ 1.24%), 4.91%, 10/20/38
(a) (b)
.......... 280 279,917
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XVII Funding Ltd., Series 2020-1A,
Class AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 10/15/37
(a) (b)
...... USD 250 $ 250,131
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term
SOFR at 1.16% Floor + 1.16%), 4.83%,
04/15/38 ...................... 345 344,248
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.22%,
04/15/38 ...................... 250 248,880
Regatta XXVII Funding Ltd., Series 2024-1A,
Class A1, (3-mo. CME Term SOFR at 1.53%
Floor + 1.53%), 5.20%, 04/26/37
(a) (b)
...... 510 510,272
Regional Management Issuance Trust
(b)
Series 2021-2, Class B, 2.35%, 08/15/33 ... 130 122,212
Series 2021-2, Class C, 3.23%, 08/15/33 ... 323 303,681
Series 2022-1, Class B, 3.71%, 03/15/32 ... 123 122,850
Series 2022-1, Class C, 4.46%, 03/15/32 ... 100 99,438
Series 2024-1, Class D, 7.46%, 07/15/36 ... 257 262,150
Series 2024-2, Class A, 5.11%, 12/15/33 ... 741 743,843
Series 2024-2, Class D, 6.33%, 12/15/33 ... 108 108,574
Retained Vantage Data Centers Issuer LLC,
Series 2025-1A, Class A2A, 5.09%,
08/15/50
(b)
....................... 1,365 1,334,719
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 5.03%,
04/20/34 ...................... 917 916,957
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.45%), 5.12%,
10/20/30 ...................... —
(f)
436
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.02%,
05/20/31 ...................... 197 196,902
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.09%,
10/20/31 ...................... 42 41,534
Series 2018-2A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 7.03%,
10/20/31 ...................... 250 250,972
Series 2019-1A, Class AR2, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%), 4.77%,
04/20/34 ...................... 250 249,715
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.13% Floor + 1.13%), 4.79%,
08/20/32 ...................... 135 135,153
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 5.58%,
07/20/34 ...................... 250 250,299
Series 2025-3A, Class A1, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 4.96%,
03/31/38 ...................... 510 509,561
Series 2025-3A, Class D1, (3-mo. CME Term
SOFR at 3.17% Floor + 3.17%), 6.83%,
03/31/38 ...................... 250 248,147
Romark CLO II Ltd., Series 2018-2A, Class A1R,
(3-mo. CME Term SOFR at 1.14% Floor +
1.14%), 4.81%, 07/25/31
(a) (b)
........... 36 36,019
RR 24 Ltd., Series 2022-24A, Class A1A2, (3-mo.
CME Term SOFR at 1.31% Floor + 1.31%),
4.98%, 01/15/37
(a) (b)
................. 500 500,079
RR 29 Ltd., Series 2024-29RA, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.06%, 07/15/39
(a) (b)
........... 250 250,125

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
RR 32 Ltd., Series 2024-32RA, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 10/15/39
(a) (b)
........... USD 2,850 $ 2,851,033
RR 36 Ltd., Series 2024-36RA, Class A1R,
(3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.96%, 01/15/40
(a) (b)
........... 250 250,002
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
4.82%, 04/15/40
(a) (b)
................. 2,140 2,133,661
RR 41 Ltd., Series 2025-41A, Class A1A, (3-mo.
CME Term SOFR at 1.25% Floor + 1.25%),
5.21%, 10/15/40
(a) (b)
................. 250 249,737
RR 5 Ltd.
(a)(b)
Series 2018-5A, Class A1R, (3-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.17%,
07/15/39 ...................... 250 250,159
Series 2018-5A, Class A2R, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 5.62%,
07/15/39 ...................... 250 250,105
RR 7 Ltd., Series 2019-7A, Class A2B, (3-mo.
CME Term SOFR at 1.85% Floor + 1.85%),
5.52%, 01/15/37
(a) (b)
................. 250 250,000
RR 8 Ltd., Series 2020-8A, Class A1A2, (3-mo.
CME Term SOFR at 1.23% Floor + 1.23%),
4.90%, 01/15/39
(a) (b)
................. 900 899,546
Sagard-HalseyPoint CLO 10 Ltd., Series 2025-
10A, Class A1, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 10/20/38
(a) (b)
. 2,690 2,692,324
Sagard-HalseyPoint CLO 8 Ltd., Series 2024-8A,
Class A1, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.06%, 01/30/38
(a) (b)
...... 700 700,296
Sagard-HalseyPoint CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 4.96%, 04/20/38
(a) (b)
...... 250 249,996
SAIF Securitization Trust, Series 2026-CES1,
Class A1A, 5.40%, 02/25/56
(b) (c)
......... 750 749,499
Sandstone Peak II Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.08%,
07/20/38 ...................... 610 610,239
Series 2023-1A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
07/20/38 ...................... 250 250,070
Sandstone Peak IV Ltd.
(a)(b)
Series 2025-1A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 4.95%,
01/20/39 ...................... 720 720,099
Series 2025-1A, Class C1, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.71%,
01/20/39 ...................... 250 250,840
Series 2025-1A, Class D1, (3-mo. CME Term
SOFR at 3.10% Floor + 3.10%), 6.76%,
01/20/39 ...................... 250 247,428
Santander Consumo 10 FT
(a)(d)
Series 10, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.74%, 05/22/41 . EUR 200 231,178
Series 10, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.90%), 4.14%, 05/22/41 . 200 231,178
Santander Consumo 8 Fondo de Titulizacion,
Series 8, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.50%), 3.53%, 01/21/40
(a) (d)
...... 100 115,746
SC Austria SARL, Series 2025-1, Class D, (3-mo.
EURIBOR at 0.00% Floor + 1.80%), 3.83%,
07/25/41
(a) (d)
...................... 195 226,118
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SC Germany SA Compartment Consumer
(a)(d)
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.34%, 05/14/38 . EUR 200 $ 231,317
Series 2024-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.64%, 05/14/38 . 100 115,825
Series 2025-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.75%), 3.69%, 12/14/38 . 100 116,065
Series 2025-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 3.44%, 12/15/38 . 100 115,180
Signal Peak CLO 11 Ltd., Series 2024-11A, Class
A1, (3-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.12%, 07/18/37
(a) (b)
........... USD 630 630,418
Signal Peak CLO 12 Ltd., Series 2022-12A,
Class A1R, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.07%, 07/18/37
(a) (b)
...... 250 250,183
Signal Peak CLO 3 Ltd., Series 2016-3A, Class
AR3, (3-mo. CME Term SOFR at 1.59% Floor
+ 1.59%), 5.26%, 01/23/37
(a) (b)
.......... 270 270,120
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.09%,
10/20/37 ...................... 250 250,224
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
10/20/37 ...................... 250 250,473
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A1R, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.06%, 10/20/37
(a) (b)
.......... 490 490,328
Signal Peak CLO 9 Ltd., Series 2021-9A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 01/21/38
(a) (b)
.......... 250 250,124
Silver Point CLO 1 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 4.99%, 01/20/38
(a) (b)
.......... 500 499,948
Silver Point CLO 13 Ltd., Series 2025-13A, Class
A1, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.18%, 10/15/38
(a) (b)
........... 1,100 1,099,525
Silver Point CLO 3 Ltd., Series 2023-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 5.01%, 01/18/39
(a) (b)
.......... 760 759,335
Silver Point CLO 5 Ltd., Series 2024-5A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 10/20/37
(a) (b)
........... 250 250,216
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 4.88%, 04/15/38
(a) (b)
........... 410 409,457
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.05%, 07/21/37
(a) (b)
........... 1,220 1,220,336
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class A1R2, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.82%, 01/20/38
(a) (b)
. 590 588,377
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term SOFR at
0.00% Floor + 4.86%), 8.54%, 10/15/41
(a) (b)
. 1,844 1,934,462
Small Business Origination Loan Trust DAC,
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.33%, 12/15/36
(a) (d)
................. GBP 68 89,749
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 ... USD 18 17,659
Series 2020-PTA, Class A2A, 1.60%, 09/15/54 1,277 1,207,418
Series 2020-PTA, Class B, 2.50%, 09/15/54 . 1,540 1,379,228
Series 2021-A, Class C, 2.99%, 01/15/53 .. 1,507 1,328,261
Series 2021-A, Class D1, 3.86%, 01/15/53 .. 360 325,580

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-A, Class D2, 3.86%, 01/15/53 .. USD 247 $ 223,951
Series 2021-C, Class B, 2.30%, 01/15/53 .. 77 74,745
Series 2021-C, Class C, 3.00%, 01/15/53 .. 91 82,192
Series 2021-C, Class D, 3.93%, 01/15/53 .. 33 29,926
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 5.12%,
03/15/56
(a)
..................... 1,338 1,348,960
Series 2024-C, Class A1B, (SOFR 30 day
Average at 1.10% Floor + 1.10%), 4.77%,
06/17/52
(a)
..................... 638 637,147
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class B, 5.12%, 02/27/34 ... 338 341,002
Series 2026-B, Class A, 4.40%, 02/25/36 ... 3,319 3,318,708
Series 2026-B, Class B, 4.90%, 02/25/36 ... 349 348,621
Series 2026-B, Class C, 5.20%, 02/25/36 .. 316 315,576
Series 2026-B, Class D, 5.56%, 02/25/36 .. 311 310,635
SoFi Personal Loan Trust, Series 2024-1A, Class
A, 6.06%, 02/12/31
(b)
................ 412 412,407
St. Paul's CLO XII DAC, Series 12X, Class B1,
(3-mo. EURIBOR at 1.60% Floor + 1.60%),
3.62%, 04/15/33
(a) (d)
................. EUR 310 356,029
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
............ USD 632 633,959
Subway Funding LLC, Series 2024-1A, Class
A2II, 6.27%, 07/30/54
(b)
............... 1,129 1,138,518
Summit Issuer LLC, Series 2025-1A, Class A2,
5.21%, 11/20/55
(b)
.................. 1,121 1,118,186
Sunrise SPV 97 SRL, Series 2025-2, Class D,
(1-mo. EURIBOR at 0.00% Floor + 1.55%),
3.50%, 10/27/50
(a) (d)
................. EUR 100 115,120
Sunrise Spv 98 Srl, Series 2026-1, Class D,
(1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.52%, 04/27/51
(a) (d)
................. 136 157,202
Switch ABS Issuer LLC, Series 2026-1A, Class
A21, 5.61%, 03/27/56
(b)
............... USD 631 632,146
Sycamore Tree CLO Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.06%,
01/20/38 ...................... 250 250,174
Series 2025-7A, Class D1, (3-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 7.28%,
08/28/38 ...................... 250 248,257
Symphony CLO 38 Ltd., Series 2023-38A, Class
BR, (3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 5.62%, 07/24/38
(a) (b)
........... 250 250,065
Symphony CLO 40 Ltd., Series 2023-40A, Class
AR, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 4.98%, 01/05/38
(a) (b)
........... 1,000 1,000,356
Symphony CLO 43 Ltd., Series 2024-43A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.19%, 04/15/37
(a) (b)
........... 500 500,150
Symphony CLO XIX Ltd., Series 2018-19A, Class
A, (3-mo. CME Term SOFR at 0.96% Floor +
1.22%), 4.89%, 04/16/31
(a) (b)
........... 39 38,796
Symphony CLO XVI Ltd., Series 2015-16A, Class
ARR, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.20%), 4.87%, 10/15/31
(a) (b)
.......... 45 45,115
Symphony CLO XXI Ltd., Series 2019-21A, Class
AR2, (3-mo. CME Term SOFR at 0.90% Floor
+ 0.90%), 4.57%, 07/15/32
(a) (b)
.......... 233 233,041
Symphony CLO XXIX Ltd., Series 2021-29A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.32%, 10/15/35
(a) (b)
...... 490 489,730
Taco Bell Funding LLC, Series 2025-1A, Class
A2I, 4.82%, 08/25/55
(b)
............... 1,722 1,695,544
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TAGUS - Sociedade de Titularizacao de Creditos
SA
(a)(d)
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.80%), 3.75%, 10/27/42 ...... EUR 70 $ 81,222
Series 6, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.70%), 3.83%, 12/25/39 ...... 100 115,941
TCI-Symphony CLO Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.02% Floor
+ 1.28%), 4.93%, 10/13/32
(a) (b)
.......... USD 115 115,157
TCW CLO Ltd., Series 2019-2A, Class A1R2,
(3-mo. CME Term SOFR at 1.27% Floor +
1.27%), 4.94%, 01/20/38
(a) (b)
........... 280 279,996
Thayer Park CLO Ltd., Series 2017-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.67%, 04/20/34
(a) (b)
...... 540 538,971
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 5.05%, 01/15/34
(a) (b)
........... 1,060 1,060,267
Trestles CLO III Ltd., Series 2020-3A, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.06%, 10/20/37
(a) (b)
........... 250 250,079
Trestles CLO IV Ltd., Series 2021-4A, Class
AR1, (3-mo. CME Term SOFR at 1.28% Floor
+ 1.28%), 5.07%, 10/30/38
(a) (b)
.......... 2,070 2,069,446
Trestles CLO IX Ltd., Series 2025-9A, Class A1,
(3-mo. CME Term SOFR at 1.26% Floor +
1.26%), 5.13%, 01/15/39
(a) (b)
........... 830 829,776
Trestles CLO Ltd., Series 2017-1A, Class A1RR,
(3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.13%, 07/25/37
(a) (b)
........... 1,690 1,690,961
Trestles CLO V Ltd., Series 2021-5A, Class A1R,
(3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 4.92%, 10/20/34
(a) (b)
........... 250 249,842
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 4.85%, 04/25/38
(a) (b)
.......... 1,660 1,656,605
Trestles CLO VII Ltd., Series 2024-7A, Class A1,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.05%, 10/25/37
(a) (b)
........... 1,390 1,390,317
Trestles CLO VIII Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.00%, 06/11/35
(a) (b)
........... 360 359,915
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.09%,
07/23/37 ...................... 370 370,335
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 4.94%,
03/20/38 ...................... 300 299,843
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.05%,
01/25/38 ...................... 1,020 1,020,624
Trinitas CLO XIV Ltd., Series 2020-14A, Class
BR2, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 01/25/34
(a) (b)
.......... 730 729,248
Trinitas CLO XVIII Ltd., Series 2021-18A, Class
A1R, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.22%), 4.89%, 01/20/35
(a) (b)
.......... 520 519,546
Trinitas CLO XXI Ltd., Series 2022-21A, Class
D1R, (3-mo. CME Term SOFR at 2.90% Floor
+ 2.90%), 6.57%, 04/20/38
(a) (b)
.......... 430 427,139
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.16%, 07/23/37
(a) (b)
........... 250 250,058

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.22%, 04/25/37
(a) (b)
........... USD 500 $ 500,103
Trinitas CLO XXXII Ltd., Series 2025-32A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.00%, 07/23/38
(a) (b)
........... 370 370,142
UPG HI Issuer Trust, Series 2025-2, Class A,
5.00%, 09/25/47
(b)
.................. 490 486,660
Upland CLO Ltd., Series 2016-1A, Class A2R,
(3-mo. CME Term SOFR at 0.00% Floor +
1.91%), 5.58%, 04/20/31
(a) (b)
........... 205 204,454
UPX HIL Issuer Trust, Series 2025-1, Class A,
5.16%, 01/25/47
(b)
.................. 1,518 1,511,973
US Bank NA, Series 2026-RVM1, Class B1,
4.96%, 12/25/46
(b)
.................. 1,184 1,178,490
Vantage Data Centers Jersey Borrower Spv
Ltd.
(d)
Series 2024-1X,  6.17%, 05/28/39 ....... GBP 458 607,552
Series 2024-1X, Class B, 6.34%, 05/28/39 .. 308 400,066
VB-S1 Issuer LLC
(b)
Series 2026-1A, Class C2, 4.69%, 03/15/56 . USD 2,768 2,719,684
Series 2026-1A, Class D, 5.19%, 03/15/56 .. 509 500,447
Velocity plc
(a)(d)
Series 2026-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.28%, 02/25/37 ................. GBP 100 132,363
Series 2026-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.80%),
5.53%, 02/25/37 ................. 100 132,362
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (3-mo. CME Term SOFR at 1.07% Floor
+ 1.33%), 5.00%, 07/18/31
(a) (b)
.......... USD 24 23,467
Venture XXVII CLO Ltd., Series 2017-27A, Class
BR, (3-mo. CME Term SOFR at 0.00% Floor +
1.86%), 5.53%, 07/20/30
(a) (b)
........... 1,277 1,272,079
Verdelite Static CLO Ltd., Series 2024-1A, Class
B, (3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.32%, 07/20/32
(a) (b)
........... 250 249,847
Voya CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo. CME Term
SOFR at 0.97% Floor + 1.23%), 4.90%,
04/25/31 ...................... 13 12,549
Series 2015-3A, Class A3R4, (3-mo. CME
Term SOFR at 1.45% Floor + 1.45%),
5.12%, 10/20/31 ................. 250 250,049
Series 2016-1A, Class A1R, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 5.00%,
01/20/31 ...................... 3 2,805
Series 2021-2A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%), 4.84%,
04/20/38 ...................... 250 249,515
Series 2024-7A, Class A1, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 4.98%,
01/20/38 ...................... 250 250,037
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 4.96%,
10/15/38 ...................... 250 250,026
Voya Euro CLO II DAC, Series 2A, Class CR,
(3-mo. EURIBOR at 2.15% Floor + 2.15%),
4.17%, 07/15/35
(a) (b)
................. EUR 250 286,793
Voya Euro CLO V DAC, Series 5A, Class B1,
(3-mo. EURIBOR at 1.75% Floor + 1.75%),
3.77%, 04/15/35
(a) (b)
................. 440 505,579
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Warwick Capital CLO 5 Ltd., Series 2024-5A,
Class A1, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.03%, 01/20/38
(a) (b)
...... USD 250 $ 250,150
Warwick Capital CLO 7 Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.25%, 10/21/38
(a) (b)
...... 250 250,061
Wellfleet CLO Ltd., Series 2020-1A, Class BRR,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.47%, 04/15/33
(a) (b)
........... 250 249,627
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.82%, 04/18/38
(a) (b)
. 350 348,864
Wellington Management CLO 5 Ltd., Series
2025-5A, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.25%, 10/18/38
(a) (b)
. 250 250,022
Whetstone Park CLO Ltd., Series 2021-1A, Class
D, (3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 6.83%, 01/20/35
(a) (b)
........... 250 232,970
Whitebox CLO I Ltd., Series 2019-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.18%
Floor + 1.18%), 4.85%, 01/24/37
(a) (b)
...... 780 778,361
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 10/24/37
(a) (b)
...... 1,235 1,236,064
Whitebox CLO III Ltd., Series 2021-3A, Class
DR, (3-mo. CME Term SOFR at 2.85% Floor +
2.85%), 6.52%, 10/15/35
(a) (b)
........... 250 249,991
Wildwood Park CLO Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 10/20/37
(a) (b)
........... 940 940,359
Youni Italy SRL, Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor + 1.75%), 3.71%,
01/25/36
(a) (d)
...................... EUR 93 107,810
Total Asset-Backed Securities — 11 .0%
(Cost: $ 377,910,585 ) .............................. 376,991,066
Corporate Bonds
Aerospace & Defense — 0.3%
Boeing Co. (The)
6.63% , 02/15/38 ................... USD 184 200,175
3.38% , 06/15/46 ................... 176 121,022
5.93% , 05/01/60 ................... 419 402,193
7.01% , 05/01/64 ................... 879 971,752
General Dynamics Corp., 4.25%, 04/01/40 ... 160 143,672
General Electric Co., 6.88%, 01/10/39 ...... 161 185,090
Honeywell Aerospace, Inc.
(b)
3.90% , 03/16/28 ................... 41 40,698
4.95% , 03/16/36 ................... 885 878,100
5.73% , 03/16/56 ................... 700 691,916
Howmet Aerospace, Inc., 3.90%, 04/15/29 ... 231 227,684
L3Harris Technologies, Inc.
4.40% , 06/15/28 ................... 138 138,085
5.25% , 06/01/31 ................... 234 239,435
5.40% , 07/31/33 ................... 165 169,289
5.35% , 06/01/34 ................... 100 101,644
Leidos, Inc., 5.00%, 03/15/36 ........... 175 169,191
Lockheed Martin Corp.
4.45% , 05/15/28 ................... 211 212,256
4.15% , 08/15/28 ................... 217 217,159
4.75% , 02/15/34 ................... 244 244,656
4.80% , 08/15/34 ................... 225 224,801
3.80% , 03/01/45 ................... 22 17,380
4.70% , 05/15/46 ................... 382 338,373
4.15% , 06/15/53 ................... 82 64,733

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
5.70% , 11/15/54 ................... USD 104 $ 103,835
Northrop Grumman Corp.
3.25% , 01/15/28 ................... 33 32,410
4.60% , 02/01/29 ................... 176 177,134
4.90% , 06/01/34 ................... 100 99,793
4.75% , 06/01/43 ................... 111 100,222
3.85% , 04/15/45 ................... 253 198,735
4.95% , 03/15/53 ................... 100 88,572
RTX Corp.
3.13% , 05/04/27 ................... 525 518,213
4.13% , 11/16/28 ................... 122 121,488
5.75% , 01/15/29 ................... 161 167,022
2.38% , 03/15/32 ................... 100 88,038
5.15% , 02/27/33 ................... 100 101,985
6.10% , 03/15/34 ................... 166 178,757
4.88% , 10/15/40 ................... 133 126,208
4.70% , 12/15/41 ................... 100 90,681
4.80% , 12/15/43 ................... 100 90,006
3.75% , 11/01/46 ................... 100 76,058
4.05% , 05/04/47 ................... 100 79,159
3.13% , 07/01/50 ................... 449 295,250
8,732,870
Air Freight & Logistics — 0.0%
FedEx Corp.
3.90% , 02/01/35 ................... 100 91,469
5.10% , 01/15/44 ................... 100 91,222
4.10% , 02/01/45 ................... 100 78,591
4.75% , 11/15/45 ................... 100 85,405
4.55% , 04/01/46 ................... 104 86,622
433,309
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd., 4.15%, 05/01/52 ... 211 157,100
BorgWarner, Inc., 2.65%, 07/01/27 ........ 100 97,724
Lear Corp., 4.25%, 05/15/29 ............ 115 113,257
368,081
Automobiles — 0.1%
Ford Motor Co.
3.25% , 02/12/32 ................... 112 97,278
4.75% , 01/15/43 ................... 371 280,244
General Motors Co.
5.35% , 04/15/28 ................... 409 414,826
5.00% , 04/01/35 ................... 47 45,019
6.25% , 04/15/35 ................... 161 167,423
6.60% , 04/01/36 ................... 63 66,991
6.25% , 10/02/43 ................... 141 138,465
6.75% , 04/01/46 ................... 100 103,526
5.40% , 04/01/48 ................... 39 34,151
Honda Motor Co. Ltd., 5.34%, 07/08/35 ..... 108 106,852
Toyota Motor Corp.
5.12% , 07/13/28 ................... 214 217,884
2.76% , 07/02/29 ................... 180 171,690
1,844,349
Banks — 2.7%
ABN AMRO Bank NV, 4.63%, 11/08/30
(d)
..... GBP 600 772,898
Australia & New Zealand Banking Group Ltd.,
(3-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.25%), 5.24%,
02/23/37
(a) (d)
..................... AUD 500 342,146
Banco Bilbao Vizcaya Argentaria SA, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.95%), 6.03%, 03/13/35
(a)
..... USD 200 207,831
Banco Santander SA
3.80% , 02/23/28 ................... 400 394,988
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.55% ,
03/14/28
(a)
..................... USD 400 $ 403,381
5.59% , 08/08/28 ................... 200 204,865
6.61% , 11/07/28 ................... 200 210,202
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.54% ,
03/14/30
(a)
..................... 400 409,558
4.63% , 11/17/30
(d)
.................. GBP 600 776,278
2.75% , 12/03/30 ................... USD 200 179,150
6.92% , 08/08/33 ................... 400 431,716
Bank of America Corp.
(1-day SOFR + 1.58%), 4.38% , 04/27/28
(a)
. 859 858,368
(1-day SOFR + 1.99%), 6.20% , 11/10/28
(a)
. 100 102,729
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28
(a)
..................... 2,629 2,582,655
(3-mo. CME Term SOFR + 1.57%), 4.27% ,
07/23/29
(a)
..................... 209 208,148
(1-day SOFR + 1.57%), 5.82% , 09/15/29
(a)
. 862 889,230
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30
(a)
..................... 100 95,906
(3-mo. CME Term SOFR + 1.25%), 2.50% ,
02/13/31
(a)
..................... 972 898,440
(1-day SOFR + 1.53%), 1.90% , 07/23/31
(a)
. 172 153,191
(1-day SOFR + 1.37%), 1.92% , 10/24/31
(a)
. 179 158,638
Series N , (1-day SOFR + 1.22%), 2.65% ,
03/11/32
(a)
..................... 100 90,691
(1-day SOFR + 1.83%), 4.57% , 04/27/33
(a)
. 2,121 2,083,915
(1-day SOFR + 1.65%), 5.47% , 01/23/35
(a)
. 159 162,307
(1-day SOFR + 1.74%), 5.52% , 10/25/35
(a)
. 140 139,997
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.48% ,
09/21/36
(a)
..................... 308 266,451
(1-day SOFR + 1.13%), 5.05% , 02/06/37
(a)
. 405 399,612
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 3.85% ,
03/08/37
(a)
..................... 362 335,319
(3-mo. CME Term SOFR + 2.08%), 4.24% ,
04/24/38
(a)
..................... 126 114,125
7.75% , 05/14/38 ................... 628 746,111
5.88% , 02/07/42 ................... 140 144,180
4.88% , 04/01/44 ................... 357 328,646
(3-mo. CME Term SOFR + 2.25%), 4.44% ,
01/20/48
(a)
..................... 231 193,955
(1-day SOFR + 1.88%), 2.83% , 10/24/51
(a)
. 594 363,722
Series N , (1-day SOFR + 1.65%), 3.48% ,
03/13/52
(a)
..................... 129 89,667
Bank of Montreal
(a)
(SOFR Index + 0.67%), 5.00% , 01/27/29 .. 175 176,569
(1-day SOFR + 1.25%), 4.64% , 09/10/30 .. 178 178,330
Series J , (1-day SOFR + 0.97%), 4.44% ,
01/14/32 ...................... 146 143,750
Bank of Nova Scotia (The)
(a)
(1-day SOFR + 1.05%), 4.81% , 02/02/34 .. 254 250,393
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.59% ,
05/04/37 ...................... 275 263,074
Barclays plc, (1-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.00%),
5.75%, 08/09/33
(a)
................. 200 205,348
BNP Paribas SA, (3-mo. EURIBOR + 1.05%),
3.74%, 04/20/34
(a) (d)
................ EUR 3,400 3,840,959
Canadian Imperial Bank of Commerce
(1-day SOFR + 1.03%), 4.86% , 03/30/29
(a)
. USD 662 667,296
6.09% , 10/03/33 ................... 190 203,265
Capital One NA, 4.65%, 09/13/28 ......... 568 570,388

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Citigroup, Inc.
(1-day SOFR + 1.89%), 4.66% , 05/24/28
(a)
. USD 1,127 $ 1,129,122
4.13% , 07/25/28 ................... 169 167,581
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28
(a)
..................... 100 98,512
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(a)
..................... 393 386,657
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
. 320 318,890
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(a)
. 1,639 1,548,045
5.92% , 12/11/30
(a)
.................. 3,970 3,782,282
(1-day SOFR + 1.35%), 3.06% , 01/25/33
(a)
. 933 843,747
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
. 100 93,805
(3-mo. EURIBOR + 1.60%), 4.11% ,
09/22/33
(a) (d)
.................... EUR 1,581 1,850,347
(1-day SOFR + 2.66%), 6.17% , 05/25/34
(a)
. USD 200 207,024
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.28%), 5.59% ,
11/19/34
(a)
..................... 200 202,998
(1-day SOFR + 2.06%), 5.83% , 02/13/35
(a)
. 461 467,056
(1-day SOFR + 1.47%), 5.33% , 03/27/36
(a)
. 197 197,600
(3-mo. EURIBOR + 1.58%), 4.11% ,
04/29/36
(a)
..................... EUR 1,798 2,063,950
(1-day SOFR + 1.49%), 5.17% , 09/11/36
(a)
. USD 119 117,964
8.13% , 07/15/39 ................... 605 753,511
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.73%), 5.41% ,
09/19/39
(a)
..................... 458 447,401
6.68% , 09/13/43 ................... 122 130,444
4.75% , 05/18/46 ................... 107 90,121
4.65% , 07/23/48 ................... 168 142,191
Citizens Financial Group, Inc.
(a)
(1-day SOFR + 1.91%), 5.72% , 07/23/32 .. 247 253,893
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.30% ,
01/29/36 ...................... 99 98,109
Commonwealth Bank of Australia, 6.40%,
03/05/46
(d)
...................... AUD 430 292,217
Cooperatieve Rabobank UA
5.25% , 05/24/41 ................... USD 18 17,437
5.75% , 12/01/43 ................... 250 243,011
Fifth Third Bancorp
(1-day SOFR + 1.36%), 4.06% , 04/25/28
(a)
. 130 129,273
(1-day SOFR + 2.34%), 6.34% , 07/27/29
(a)
. 100 103,666
(SOFR Index + 2.13%), 4.77% , 07/28/30
(a)
. 100 100,015
(1-day SOFR + 1.66%), 4.34% , 04/25/33
(a)
. 114 109,859
8.25% , 03/01/38 ................... 100 120,218
First Citizens BancShares, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 5.60% ,
09/05/35 ...................... 200 195,475
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%), 6.25% ,
03/12/40 ...................... 100 97,780
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
...................... 106 106,658
HSBC Bank USA NA, 5.63%, 08/15/35 ...... 294 299,744
HSBC Holdings plc
(1-day SOFR + 1.73%), 2.01% , 09/22/28
(a)
. 1,152 1,110,528
(1-day SOFR + 1.04%), 5.13% , 11/19/28
(a)
. 206 207,502
(1-day SOFR + 1.03%), 4.90% , 03/03/29
(a)
. 200 201,093
(3-mo. CME Term SOFR + 1.80%), 4.58% ,
06/19/29
(a)
..................... 359 358,742
(1-day SOFR + 2.39%), 2.85% , 06/04/31
(a)
. 200 184,830
(1-day SOFR + 1.21%), 4.68% , 03/10/32
(a)
. 475 468,705
(1-day SOFR + 1.52%), 5.73% , 05/17/32
(a)
. 283 292,581
(1-day SOFR + 2.39%), 6.25% , 03/09/34
(a)
. 466 493,796
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 3.02%), 7.40% , 11/13/34
(a)
. USD 544 $ 601,027
(1-day SOFR + 1.55%), 5.28% , 03/10/37
(a)
. 398 390,851
6.80% , 06/01/38 ................... 476 512,377
HSBC USA, Inc.
5.29% , 03/04/27 ................... 247 249,201
4.65% , 06/03/28 ................... 237 238,476
Huntington Bancshares, Inc.
(a)
(SOFR Index + 1.87%), 5.71% , 02/02/35 .. 115 117,348
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 2.49% ,
08/15/36 ...................... 136 116,592
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 6.14% ,
11/18/39 ...................... 100 101,851
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.61% ,
01/28/41 ...................... 98 95,638
ING Groep NV
(a)
(1-day SOFR + 1.83%), 4.02% , 03/28/28 .. 1,237 1,231,262
(1-day SOFR + 2.09%), 6.11% , 09/11/34 ... 203 214,111
Intesa Sanpaolo SpA, (BPISDS01 + 2.59%),
6.50%, 03/14/29
(a) (d)
................ GBP 600 812,968
JPMorgan Chase & Co.
4.25% , 10/01/27 ................... USD 577 577,305
(1-day SOFR + 0.93%), 5.57% , 04/22/28
(a)
. 496 502,056
(1-day SOFR + 1.89%), 2.18% , 06/01/28
(a)
. 215 209,585
(1-day SOFR + 0.86%), 4.51% , 10/22/28
(a)
. 2,294 2,293,514
(1-day SOFR + 1.13%), 5.00% , 07/22/30
(a)
. 993 1,007,098
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31
(a)
..................... 3,952 3,469,389
(SOFR 6 Month + 2.58%), 5.72% , 09/14/33
(a)
100 103,537
(1-day SOFR + 1.81%), 6.25% , 10/23/34
(a)
. 1,354 1,455,839
(1-day SOFR + 1.46%), 5.29% , 07/22/35
(a)
. 1,440 1,457,831
(1-day SOFR + 1.64%), 5.58% , 07/23/36
(a)
. 333 337,231
(3-mo. CME Term SOFR + 2.46%), 3.11% ,
04/22/41
(a)
..................... 200 152,517
5.60% , 07/15/41 ................... 168 168,323
(3-mo. CME Term SOFR + 1.84%), 4.26% ,
02/22/48
(a)
..................... 237 193,752
(3-mo. CME Term SOFR + 1.64%), 3.96% ,
11/15/48
(a)
..................... 100 77,582
(3-mo. CME Term SOFR + 1.48%), 3.90% ,
01/23/49
(a)
..................... 353 271,068
Keybank National Association, 5.00%, 01/26/33 718 707,658
Lloyds Banking Group plc
4.38% , 03/22/28 ................... 717 715,674
4.55% , 08/16/28 ................... 276 276,372
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 5.09% ,
11/26/28
(a)
..................... 589 594,371
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 5.68% ,
01/05/35
(a)
..................... 214 219,874
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07% ,
06/13/36
(a)
..................... 275 279,494
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 3.37% ,
12/14/46
(a)
..................... 200 144,294
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41% , 10/30/29 .. 123 131,445
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.43%), 5.40% ,
07/30/35 ...................... 352 350,868
Mitsubishi UFJ Financial Group, Inc.
3.96% , 03/02/28 ................... 100 99,312

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
4.05% , 09/11/28 ................... USD 188 $ 186,771
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.42% ,
02/22/29
(a)
..................... 563 572,039
2.56% , 02/25/30 ................... 200 185,168
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.16% ,
04/24/31
(a)
..................... 221 224,145
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.53% ,
09/12/31
(a)
..................... 249 246,661
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.13% ,
07/20/33
(a)
..................... 482 486,346
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.93%), 5.19% ,
09/12/36
(a)
..................... 345 342,509
Mizuho Financial Group, Inc.
3.17% , 09/11/27 ................... 352 346,295
(3-mo. CME Term SOFR + 1.53%), 4.25% ,
09/11/29
(a)
..................... 200 198,676
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.38% ,
07/10/30
(a)
..................... 327 334,487
(3-mo. CME Term SOFR + 1.77%), 2.20% ,
07/10/31
(a)
..................... 222 199,964
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.75% ,
05/27/34
(a)
..................... 246 255,351
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.59% ,
07/10/35
(a)
..................... 265 271,592
National Australia Bank Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates Mid +
2.00%), 6.34%, 06/06/39
(a) (d)
........... AUD 200 137,489
NatWest Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.07% ,
05/22/28 ...................... USD 633 622,831
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.27%), 5.52% ,
09/30/28 ...................... 580 588,501
(3-mo. SOFR + 2.13%), 4.45% , 05/08/30 .. 422 419,460
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 6.48% ,
06/01/34 ...................... 200 207,565
PNC Financial Services Group, Inc. (The)
3.45% , 04/23/29 ................... 266 260,098
(1-day SOFR + 1.07%), 5.22% , 01/29/31
(a)
. 100 102,010
(1-day SOFR + 1.26%), 4.81% , 10/21/32
(a)
. 103 102,657
(SOFR Index + 1.85%), 4.63% , 06/06/33
(a)
. 100 97,200
(1-day SOFR + 1.95%), 5.94% , 08/18/34
(a)
. 428 448,255
(1-day SOFR + 1.90%), 5.68% , 01/22/35
(a)
. 100 102,871
(1-day SOFR + 1.60%), 5.40% , 07/23/35
(a)
. 266 269,377
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.42% ,
01/25/41
(a)
..................... 209 204,747
Regions Financial Corp., (1-day SOFR + 1.49%),
5.72%, 06/06/30
(a)
................. 279 286,127
Royal Bank of Canada
4.24% , 08/03/27 ................... 758 757,729
5.20% , 08/01/28 ................... 183 186,626
(SOFR Index + 0.86%), 4.52% , 10/18/28
(a)
. 508 508,563
(1-day SOFR + 0.83%), 4.97% , 01/24/29
(a)
. 52 52,484
(1-day SOFR + 1.03%), 5.15% , 02/04/31
(a)
. 154 156,519
(1-day SOFR + 0.98%), 4.31% , 11/03/31
(a)
. 237 232,983
Security
Par (000)
Par (000) Value
Banks (continued)
5.00% , 05/02/33 ................... USD 183 $ 184,622
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 1.94%), 5.35% , 09/06/30 .. 363 366,882
(1-day SOFR + 1.88%), 5.74% , 03/20/31 .. 100 102,608
Santander UK Group Holdings plc
(a)
(SOFR Index + 1.55%), 4.86% , 09/11/30 .. 200 200,435
(SOFR Index + 1.52%), 5.69% , 04/15/31 .. 209 214,953
Sumitomo Mitsui Financial Group, Inc.
5.52% , 01/13/28 ................... 789 804,841
1.90% , 09/17/28 ................... 200 187,834
2.47% , 01/14/29 ................... 554 525,522
5.32% , 07/09/29 ................... 200 204,289
2.13% , 07/08/30 ................... 200 179,856
5.77% , 01/13/33 ................... 255 265,382
5.81% , 09/14/33 ................... 200 208,961
(1-day SOFR + 1.22%), 5.05% , 01/15/37
(a)
. 202 198,657
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.33% ,
03/03/41
(a)
..................... 154 149,329
(1-day SOFR + 1.78%), 5.80% , 07/08/46
(a)
. 203 196,943
Toronto-Dominion Bank (The)
4.11% , 06/08/27 ................... 820 817,850
4.86% , 01/31/28 ................... 391 394,147
4.57% , 06/02/28 ................... 100 100,308
5.30% , 01/30/32 ................... 100 102,712
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.15% ,
09/10/34
(a)
..................... 616 616,677
Truist Financial Corp.
1.13% , 08/03/27 ................... 346 331,648
(1-day SOFR + 1.37%), 4.12% , 06/06/28
(a)
. 181 180,218
(1-day SOFR + 2.45%), 7.16% , 10/30/29
(a)
. 100 106,283
(1-day SOFR + 1.62%), 5.44% , 01/24/30
(a)
. 185 189,358
(1-day SOFR + 2.24%), 4.92% , 07/28/33
(a)
. 230 225,540
(1-day SOFR + 2.30%), 6.12% , 10/28/33
(a)
. 123 130,037
(1-day SOFR + 2.36%), 5.87% , 06/08/34
(a)
. 281 292,782
(1-day SOFR + 1.92%), 5.71% , 01/24/35
(a)
. 145 149,574
UniCredit SpA, 3.73%, 06/10/35
(d)
......... EUR 1,511 1,709,160
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55% , 07/22/28 .. USD 334 334,300
(1-day SOFR + 0.87%), 4.48% , 01/26/32 .. 501 495,720
(1-day SOFR + 2.11%), 4.97% , 07/22/33 .. 126 124,624
(1-day SOFR + 1.60%), 4.84% , 02/01/34 .. 583 576,166
US Bank NA, (1-day SOFR + 0.91%), 4.73%,
05/15/28
(a)
...................... 366 367,331
Wells Fargo & Co.
4.30% , 07/22/27 ................... 660 659,154
(1-day SOFR + 1.07%), 5.71% , 04/22/28
(a)
. 1,542 1,561,891
4.15% , 01/24/29 ................... 221 219,758
(1-day SOFR + 1.50%), 5.20% , 01/23/30
(a)
. 589 598,233
(3-mo. CME Term SOFR + 4.03%), 4.48% ,
04/04/31
(a)
..................... 966 957,654
(1-day SOFR + 1.50%), 5.15% , 04/23/31
(a)
. 450 457,689
(3-mo. EURIBOR + 1.22%), 3.90% ,
07/22/32
(a) (d)
.................... EUR 800 929,455
(1-day SOFR + 2.10%), 4.90% , 07/25/33
(a)
. USD 868 863,561
(1-day SOFR + 1.99%), 5.56% , 07/25/34
(a)
. 209 214,197
(1-day SOFR + 2.06%), 6.49% , 10/23/34
(a)
. 360 389,791
5.38% , 02/07/35 ................... 100 102,663
(1-day SOFR + 1.74%), 5.61% , 04/23/36
(a)
. 216 221,039
(1-day SOFR + 1.34%), 4.89% , 09/15/36
(a)
. 317 308,411
5.95% , 12/15/36 ................... 157 161,818
5.38% , 11/02/43 ................... 802 749,697
(1-day SOFR + 1.23%), 5.43% , 01/23/47
(a)
. 301 285,211

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 4.50%), 5.01% ,
04/04/51
(a)
..................... USD 326 $ 287,204
Wells Fargo Bank NA, 5.95%, 08/26/36 ..... 250 260,505
Westpac Banking Corp.
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 5.41% ,
08/10/33
(a)
..................... 156 158,031
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67% ,
11/15/35
(a)
..................... 129 115,873
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.62% ,
11/20/35
(a)
..................... 158 159,862
2.96% , 11/16/40 ................... 169 125,215
(3-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.33%),
6.09% , 02/12/41
(a) (d)
............... AUD 400 268,197
3.13% , 11/18/41 ................... USD 168 123,408
Zions Bancorp NA, 3.25%, 10/29/29 ....... 250 231,835
94,480,456
Beverages — 0.3%
Anheuser-Busch Cos. LLC
4.70% , 02/01/36 ................... 138 134,408
4.90% , 02/01/46 ................... 207 186,543
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ....................... 356 346,734
Anheuser-Busch InBev Worldwide, Inc.
4.75% , 01/23/29 ................... 100 101,271
5.00% , 06/15/34 ................... 118 119,351
4.95% , 01/15/42 ................... 829 773,326
5.80% , 01/23/59 ................... 492 493,186
Coca-Cola Co. (The)
2.00% , 03/05/31 ................... 145 130,281
1.38% , 03/15/31 ................... 130 113,364
2.25% , 01/05/32 ................... 100 89,522
5.00% , 05/13/34 ................... 12 12,361
2.88% , 05/05/41 ................... 100 75,446
5.30% , 05/13/54 ................... 246 235,779
2.75% , 06/01/60 ................... 238 136,334
5.40% , 05/13/64 ................... 234 222,574
Constellation Brands, Inc.
3.50% , 05/09/27 ................... 241 238,447
4.65% , 11/15/28 ................... 213 213,924
4.90% , 05/01/33 ................... 100 98,651
4.95% , 11/01/35 ................... 116 111,978
4.50% , 05/09/47 ................... 100 81,480
Heineken NV, 3.51%, 05/03/34
(d)
.......... EUR 1,844 2,080,460
Keurig Dr Pepper, Inc.
3.43% , 06/15/27 ................... USD 118 116,429
5.05% , 03/15/29 ................... 319 322,471
Series 10 , 5.20% , 03/15/31 ............ 314 317,440
4.05% , 04/15/32 ................... 43 40,680
5.30% , 03/15/34 ................... 100 99,148
5.09% , 05/25/48 ................... 100 85,867
Molson Coors Beverage Co.
5.00% , 05/01/42 ................... 123 110,519
4.20% , 07/15/46 ................... 100 78,094
Pepsico Singapore Financing I Pte. Ltd.
4.55% , 02/16/29 ................... 393 396,996
4.70% , 02/16/34 ................... 484 481,422
PepsiCo, Inc.
4.45% , 05/15/28 ................... 100 100,819
2.63% , 07/29/29 ................... 110 104,584
5.00% , 02/07/35 ................... 192 194,381
3.50% , 03/19/40 ................... 80 66,478
Security
Par (000)
Par (000) Value
Beverages (continued)
4.00% , 03/05/42 ................... USD 237 $ 200,549
2.88% , 10/15/49 ................... 243 156,690
4.05% , 07/28/55 ................... EUR 500 538,684
9,406,671
Biotechnology — 0.3%
AbbVie, Inc.
4.65% , 03/15/28 ................... USD 196 197,784
4.80% , 03/15/29 ................... 531 539,532
4.88% , 03/15/30 ................... 878 895,515
4.40% , 03/15/33 ................... 100 98,168
4.55% , 03/15/35 ................... 100 97,094
5.20% , 03/15/35 ................... 437 444,720
5.35% , 03/15/44 ................... 523 509,058
4.75% , 03/15/45 ................... 122 109,079
4.70% , 05/14/45 ................... 193 172,123
4.88% , 11/14/48 ................... 845 757,702
5.50% , 03/15/64 ................... 123 117,291
Amgen, Inc.
5.15% , 03/02/28 ................... 223 226,268
4.05% , 08/18/29 ................... 410 406,161
4.20% , 02/19/31 ................... 185 182,464
2.30% , 02/25/31 ................... 100 90,296
3.35% , 02/22/32 ................... 945 879,927
4.85% , 02/19/36 ................... 115 112,991
4.95% , 10/01/41 ................... 100 92,486
5.15% , 11/15/41 ................... 100 94,807
5.50% , 02/19/46 ................... 433 415,783
4.56% , 06/15/48 ................... 875 733,344
5.65% , 02/19/56 ................... 100 96,942
Baxalta, Inc., 5.25%, 06/23/45 ........... 337 313,681
Biogen, Inc.
2.25% , 05/01/30 ................... 100 91,343
5.05% , 01/15/31 ................... 166 169,248
5.75% , 05/15/35 ................... 100 103,415
5.20% , 09/15/45 ................... 100 89,955
3.15% , 05/01/50 ................... 100 63,020
Gilead Sciences, Inc.
5.25% , 10/15/33 ................... 87 89,976
5.10% , 06/15/35 ................... 103 104,062
4.00% , 09/01/36 ................... 100 92,199
5.65% , 12/01/41 ................... 506 514,880
4.75% , 03/01/46 ................... 100 88,602
2.80% , 10/01/50 ................... 226 140,049
9,129,965
Broadline Retail — 0.4%
Amazon.com, Inc.
4.25% , 03/13/31 ................... 780 774,251
4.35% , 03/20/33 ................... 57 55,965
4.88% , 03/13/36 ................... 362 358,701
5.65% , 03/13/46 ................... 203 202,298
3.95% , 04/13/52 ................... 2,938 2,252,694
5.80% , 03/13/56 ................... 490 489,606
4.85% , 03/16/64 ................... EUR 820 939,482
5.95% , 03/13/66 ................... USD 5,285 5,302,324
6.05% , 03/13/76 ................... 337 335,025
eBay, Inc.
3.60% , 06/05/27 ................... 108 107,038
2.60% , 05/10/31 ................... 106 95,658
5.13% , 11/06/35 ................... 100 98,624
Prosus NV, 4.19%, 01/19/32
(d)
........... 1,377 1,291,461
12,303,127
Building Products — 0.0%
Carrier Global Corp.
2.70% , 02/15/31 ................... 127 116,437

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
5.90% , 03/15/34 ................... USD 200 $ 211,010
3.38% , 04/05/40 ................... 100 78,770
Fortune Brands Innovations, Inc., 5.88%,
06/01/33 ....................... 100 103,564
Johnson Controls International plc
5.50% , 04/19/29 ................... 100 103,307
4.90% , 12/01/32 ................... 117 117,449
Owens Corning
5.50% , 06/15/27 ................... 177 179,104
5.70% , 06/15/34 ................... 116 119,914
7.00% , 12/01/36
(c)
.................. 134 149,339
Trane Technologies Financing Ltd., 5.25%,
03/03/33 ....................... 100 102,548
1,281,442
Capital Markets — 1.9%
Ameriprise Financial, Inc., 5.20%, 04/15/35 ... 151 150,593
Ares Capital Corp.
5.88% , 03/01/29 ................... 127 127,901
5.95% , 07/15/29 ................... 130 130,641
5.50% , 09/01/30 ................... 179 175,808
5.10% , 01/15/31 ................... 100 96,150
5.25% , 04/12/31 ................... 120 116,003
Ares Strategic Income Fund
6.35% , 08/15/29 ................... 100 100,320
5.15% , 01/15/31
(b)
.................. 221 208,728
5.55% , 04/15/31
(b)
.................. 100 95,797
6.20% , 03/21/32 ................... 100 98,011
Bank of New York Mellon (The), (1-day SOFR +
1.14%), 4.73%, 04/20/29
(a)
............ 250 251,778
Bank of New York Mellon Corp. (The)
(1-day SOFR + 0.68%), 4.44% , 06/09/28
(a)
. 154 154,204
(SOFR Index + 1.80%), 5.80% , 10/25/28
(a)
. 202 206,520
3.30% , 08/23/29 ................... 100 96,353
(1-day SOFR + 1.60%), 6.32% , 10/25/29
(a)
. 100 104,698
(1-day SOFR + 1.23%), 5.06% , 07/22/32
(a)
. 155 157,997
Series J , (1-day SOFR + 1.61%), 4.97% ,
04/26/34
(a)
..................... 341 341,872
(1-day SOFR + 1.77%), 5.61% , 07/21/39
(a)
. 187 190,308
Blackstone Private Credit Fund
5.95% , 07/16/29 ................... 139 136,946
5.35% , 03/12/31 ................... 200 189,963
6.00% , 01/29/32 ................... 100 96,978
6.00% , 11/22/34 ................... 126 117,791
Blackstone Reg Finance Co. LLC, 5.00%,
12/06/34 ....................... 122 119,429
Blackstone Secured Lending Fund, 5.30%,
06/30/30 ....................... 351 339,667
Blue Owl Capital Corp.
2.88% , 06/11/28 ................... 100 92,959
6.20% , 07/15/30 ................... 267 263,141
Blue Owl Credit Income Corp.
7.75% , 01/15/29 ................... 11 11,257
6.60% , 09/15/29 ................... 236 235,103
5.80% , 03/15/30 ................... 175 168,741
6.65% , 03/15/31 ................... 100 98,633
Blue Owl Finance LLC
3.13% , 06/10/31 ................... 100 86,228
6.25% , 04/18/34 ................... 200 192,277
Brookfield Capital Finance LLC, 6.09%, 06/14/33 100 104,292
Brookfield Finance, Inc.
4.85% , 03/29/29 ................... 58 58,262
2.72% , 04/15/31 ................... 106 96,122
6.35% , 01/05/34 ................... 150 159,033
5.68% , 01/15/35 ................... 178 179,533
3.63% , 02/15/52 ................... 135 91,264
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Carlyle Group, Inc. (The), 5.05%, 09/19/35 ... USD 106 $ 102,273
Charles Schwab Corp. (The)
(1-day SOFR + 1.88%), 6.20% , 11/17/29
(a)
. 364 380,432
1.65% , 03/11/31 ................... 100 87,136
(1-day SOFR + 2.50%), 5.85% , 05/19/34
(a)
. 295 309,828
(1-day SOFR + 2.01%), 6.14% , 08/24/34
(a)
. 100 106,439
CME Group, Inc., 4.40%, 03/15/30 ........ 215 215,650
Deutsche Bank AG
(a)
(1-day SOFR + 1.21%), 5.37% , 01/10/29 .. 220 222,534
(1-day SOFR + 3.18%), 6.72% , 01/18/29 .. 1,034 1,071,271
(1-day SOFR + 2.76%), 3.73% , 01/14/32 .. 269 249,991
(1-day SOFR + 1.72%), 3.04% , 05/28/32 .. 152 137,633
(1-day SOFR + 3.65%), 7.08% , 02/10/34 .. 200 214,317
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.82%), 1.54% , 09/10/27
(a)
. 143 141,147
(1-day SOFR + 1.32%), 4.94% , 04/23/28
(a)
. 152 152,743
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(a)
. 5,166 5,165,902
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(a)
. 882 892,626
(1-day SOFR + 1.08%), 5.21% , 01/28/31
(a)
. 523 531,387
(1-day SOFR + 0.96%), 4.52% , 01/21/32
(a)
. 260 256,059
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
. 100 87,763
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
. 567 500,533
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(a)
. 648 585,240
(3-mo. EURIBOR + 0.95%), 3.51% ,
08/17/33
(a) (d)
.................... EUR 2,710 3,044,103
(1-day SOFR + 1.55%), 5.85% , 04/25/35
(a)
. USD 233 241,778
(1-day SOFR + 1.38%), 5.54% , 01/28/36
(a)
. 100 101,649
(1-day SOFR + 1.33%), 4.94% , 10/21/36
(a)
. 449 434,819
(1-day SOFR + 1.19%), 5.07% , 01/21/37
(a)
. 390 381,292
6.25% , 02/01/41 ................... 336 353,676
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.18%), 5.39% ,
02/02/41
(a)
..................... 587 567,130
(1-day SOFR + 1.32%), 5.54% , 01/21/47
(a)
. 770 733,776
GS Finance Corp.
(a)
5.95% , 01/15/31 ................... 8,350 8,013,837
6.11% , 02/17/31 ................... 2,246 2,181,538
7.35% , 02/17/31 ................... 4,664 4,539,224
Intercontinental Exchange, Inc.
4.00% , 09/15/27 ................... 508 505,709
4.35% , 06/15/29 ................... 863 861,127
5.25% , 06/15/31 ................... 100 102,945
4.60% , 03/15/33 ................... 226 222,849
3.00% , 09/15/60 ................... 246 140,723
Jefferies Financial Group, Inc.
2.75% , 10/15/32 ................... 126 106,693
6.20% , 04/14/34 ................... 100 101,981
6.25% , 01/15/36 ................... 108 109,480
6.50% , 01/20/43 ................... 121 117,538
KKR & Co., Inc., 5.10%, 08/07/35 ......... 119 115,124
LPL Holdings, Inc.
6.00% , 05/20/34 ................... 100 101,995
5.75% , 06/15/35 ................... 100 99,605
Macquarie Bank Ltd., (3-mo. ASX Australia Bank
Bill Short Term Rates Mid + 1.32%), 5.31%,
08/20/36
(a) (d)
..................... AUD 400 273,264
Moody's Corp.
2.75% , 08/19/41 ................... USD 116 81,751
4.88% , 12/17/48 ................... 100 87,328
Morgan Stanley
3.95% , 04/23/27 ................... 430 427,451
(1-day SOFR + 1.61%), 4.21% , 04/20/28
(a)
. 455 453,750
(1-day SOFR + 1.22%), 5.04% , 07/19/30
(a)
. 1,880 1,901,747
(1-day SOFR + 1.11%), 5.23% , 01/15/31
(a)
. 1,349 1,369,748
(1-day SOFR + 1.29%), 2.94% , 01/21/33
(a)
. 1,737 1,561,803

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 2.05%), 6.63% , 11/01/34
(a)
. USD 427 $ 464,632
(1-day SOFR + 1.42%), 5.59% , 01/18/36
(a)
. 443 451,649
(1-day SOFR + 1.76%), 5.66% , 04/17/36
(a)
. 767 785,609
(3-mo. EURIBOR + 1.55%), 4.10% ,
05/22/36
(a)
..................... EUR 1,600 1,835,393
(1-day SOFR + 1.36%), 2.48% , 09/16/36
(a)
. USD 283 243,490
(3-mo. EURIBOR + 1.12%), 3.75% ,
11/07/36
(a)
..................... EUR 2,844 3,160,878
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94% ,
02/07/39
(a)
..................... USD 269 274,985
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.31% ,
01/18/41
(a)
..................... 100 96,532
6.38% , 07/24/42 ................... 389 416,768
(1-day SOFR + 1.78%), 5.90% , 03/13/47
(a)
. 653 649,970
(1-day SOFR + 1.71%), 5.52% , 11/19/55
(a)
. 112 106,344
MSCI, Inc.
3.63% , 09/01/30
(b)
.................. 1,530 1,446,153
3.88% , 02/15/31
(b)
.................. 876 828,078
5.25% , 09/01/35 ................... 274 268,398
5.15% , 03/15/36 ................... 799 773,897
Nasdaq, Inc.
5.55% , 02/15/34 ................... 201 206,765
3.95% , 03/07/52 ................... 100 73,620
Nomura Holdings, Inc.
4.90% , 07/01/30 ................... 200 199,908
6.18% , 01/18/33 ................... 200 211,632
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.04% ,
06/10/36
(a)
..................... 400 388,021
Northern Trust Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.05%), 5.12%, 11/19/40
(a)
............ 100 97,361
Raymond James Financial, Inc.
4.90% , 09/11/35 ................... 128 124,652
4.95% , 07/15/46 ................... 66 58,666
S&P Global, Inc.
2.95% , 03/01/29
(c)
.................. 488 470,022
4.25% , 01/15/31
(b)
.................. 158 155,959
5.25% , 09/15/33 ................... 120 123,504
State Street Corp.
4.33% , 10/22/27 ................... 135 135,251
(1-day SOFR + 1.72%), 5.82% , 11/04/28
(a)
. 379 387,364
(1-day SOFR + 1.57%), 4.82% , 01/26/34
(a)
. 100 99,454
(1-day SOFR + 1.89%), 5.16% , 05/18/34
(a)
. 220 222,751
(1-day SOFR + 1.49%), 3.03% , 11/01/34
(a)
. 174 163,798
(1-day SOFR + 1.96%), 6.12% , 11/21/34
(a)
. 101 106,725
SURA Asset Management SA
6.35% , 05/13/32
(d)
.................. 372 390,678
6.35% , 05/13/32
(b)
.................. 204 214,243
TPG Operating Group II LP, 5.88%, 03/05/34 .. 129 130,821
UBS AG, 5.65%, 09/11/28 ............. 203 209,488
UBS Americas, Inc., 7.13%, 07/15/32 ....... 136 151,925
UBS Group AG, 0.63%, 02/24/33
(d)
........ EUR 1,896 1,750,275
64,263,297
Chemicals — 0.2%
Air Products & Chemicals, Inc., 2.80%, 05/15/50 USD 108 66,831
Brenntag Finance BV
3.38% , 10/02/31
(d)
.................. EUR 1,700 1,898,231
CF Industries, Inc., 4.95%, 06/01/43 ....... USD 107 95,462
Dow Chemical Co. (The)
4.25% , 10/01/34 ................... 98 89,006
4.38% , 11/15/42 ................... 282 221,002
5.55% , 11/30/48 ................... 217 187,424
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.80% , 05/15/49 ................... USD 140 $ 108,309
DuPont de Nemours, Inc., 4.73%, 11/15/28
(b)
.. 326 327,229
Eastman Chemical Co.
5.75% , 03/08/33 ................... 100 103,362
4.65% , 10/15/44 ................... 100 83,782
Ecolab, Inc.
1.30% , 01/30/31 ................... 180 155,566
5.00% , 09/01/35 ................... 128 128,145
International Flavors & Fragrances, Inc., 4.45%,
09/26/28 ....................... 222 221,315
Lubrizol Corp. (The), 6.50%, 10/01/34 ...... 119 133,022
LYB International Finance BV, 5.25%, 07/15/43 218 187,376
LYB International Finance II BV, 3.50%, 03/02/27 134 132,685
LYB International Finance III LLC
5.63% , 05/15/33 ................... 100 100,808
6.15% , 05/15/35 ................... 100 102,922
4.20% , 10/15/49 ................... 100 70,758
4.20% , 05/01/50 ................... 149 105,135
Mosaic Co. (The), 5.45%, 11/15/33 ........ 100 101,063
Nutrien Ltd.
4.50% , 03/12/27 ................... 166 166,277
4.90% , 03/27/28 ................... 610 615,032
5.25% , 03/12/32 ................... 100 102,068
5.88% , 12/01/36 ................... 122 125,590
4.90% , 06/01/43 ................... 100 88,990
Sherwin-Williams Co. (The)
3.45% , 06/01/27 ................... 138 136,532
4.30% , 08/15/28 ................... 126 125,729
4.50% , 06/01/47 ................... 206 171,478
Westlake Corp.
4.38% , 11/15/47 ................... 100 77,238
6.38% , 11/15/55 ................... 105 103,458
6,331,825
Commercial Services & Supplies — 0.0%
Republic Services, Inc.
5.00% , 11/15/29 ................... 100 102,161
2.38% , 03/15/33 ................... 167 144,139
5.00% , 04/01/34 ................... 107 108,090
Waste Connections, Inc., 5.00%, 03/01/34 .... 135 135,876
Waste Management, Inc.
1.15% , 03/15/28 ................... 200 188,808
2.00% , 06/01/29 ................... 537 501,144
4.63% , 02/15/30 ................... 202 203,824
1.50% , 03/15/31 ................... 89 77,331
4.88% , 02/15/34 ................... 100 101,116
4.95% , 03/15/35 ................... 139 139,343
1,701,832
Communications Equipment — 0.1%
Cisco Systems, Inc.
4.55% , 02/24/28 ................... 445 449,502
4.85% , 02/26/29 ................... 118 120,161
4.95% , 02/26/31 ................... 100 102,453
5.05% , 02/26/34 ................... 288 292,166
5.10% , 02/24/35 ................... 100 101,364
5.90% , 02/15/39 ................... 116 122,480
5.50% , 01/15/40 ................... 204 207,593
5.30% , 02/26/54 ................... 100 93,788
Motorola Solutions, Inc.
2.75% , 05/24/31 ................... 133 120,866
5.40% , 04/15/34 ................... 100 101,199
1,711,572
Construction & Engineering — 0.0%
Cellnex Finance Co. SA, 3.88%, 01/19/36
(d)
... EUR 300 332,402

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials — 0.0%
Martin Marietta Materials, Inc.
2.40% , 07/15/31 ................... USD 100 $ 89,003
5.50% , 12/01/54 ................... 100 94,008
Vulcan Materials Co., 3.50%, 06/01/30 ...... 259 248,272
431,283
Consumer Finance — 0.7%
AerCap Ireland Capital DAC
3.65% , 07/21/27 ................... 383 378,907
5.10% , 01/19/29 ................... 255 258,331
3.40% , 10/29/33 ................... 587 519,349
Ally Financial, Inc.
(1-day SOFR + 3.26%), 6.99% , 06/13/29
(a)
. 140 145,818
8.00% , 11/01/31 ................... 251 276,774
(1-day SOFR + 2.29%), 6.18% , 07/26/35
(a)
. 113 113,328
American Express Co.
(1-day SOFR + 0.93%), 5.04% , 07/26/28
(a)
. 636 641,474
4.05% , 05/03/29 ................... 382 380,492
(SOFR Index + 1.28%), 5.28% , 07/27/29
(a)
. 126 128,147
(1-day SOFR + 1.94%), 6.49% , 10/30/31
(a)
. 150 161,131
(1-day SOFR + 2.26%), 4.99% , 05/26/33
(a)
. 178 177,082
(1-day SOFR + 1.84%), 5.04% , 05/01/34
(a)
. 373 373,566
(1-day SOFR + 1.24%), 4.80% , 10/24/36
(a)
. 320 309,411
American Honda Finance Corp.
4.70% , 01/12/28 ................... 664 665,188
3.50% , 02/15/28 ................... 462 453,028
4.55% , 03/03/28 ................... 100 99,958
4.25% , 09/01/28 ................... 142 140,824
5.05% , 07/10/31 ................... 204 204,509
4.90% , 01/10/34 ................... 100 97,249
Capital One Financial Corp.
3.80% , 01/31/28 ................... 598 590,977
(1-day SOFR + 2.06%), 4.93% , 05/10/28
(a)
. 429 430,154
(1-day SOFR + 3.07%), 7.62% , 10/30/31
(a)
. 100 110,450
(1-day SOFR + 1.34%), 2.36% , 07/29/32
(a)
. 25 21,552
(SOFR Index + 3.37%), 7.96% , 11/02/34
(a)
. 423 485,117
(1-day SOFR + 1.99%), 5.88% , 07/26/35
(a)
. 142 145,443
(1-day SOFR + 2.04%), 6.18% , 01/30/36
(a)
. 244 248,186
Caterpillar Financial Services Corp.
4.40% , 03/03/28 ................... 100 100,493
Series K , 4.10% , 08/15/28 ............. 194 193,830
3.95% , 11/14/28 ................... 100 99,521
4.85% , 02/27/29 ................... 245 249,305
4.38% , 08/16/29 ................... 294 294,974
4.70% , 11/15/29 ................... 100 101,375
4.15% , 01/08/31 ................... 117 115,904
Ford Motor Credit Co. LLC
5.92% , 03/20/28 ................... 829 839,507
4.97% , 04/06/29 ................... 1,685 1,664,211
7.20% , 06/10/30 ................... 200 210,666
6.05% , 03/05/31 ................... 200 201,770
3.63% , 06/17/31 ................... 200 180,219
7.12% , 11/07/33 ................... 460 483,204
5.87% , 10/31/35 ................... 201 192,976
General Motors Financial Co., Inc.
5.40% , 05/08/27 ................... 485 489,271
6.00% , 01/09/28 ................... 363 371,122
5.05% , 04/04/28 ................... 100 100,868
2.40% , 10/15/28 ................... 110 104,275
4.30% , 04/06/29 ................... 472 467,231
4.60% , 01/08/31 ................... 240 236,536
5.60% , 06/18/31 ................... 175 179,113
6.40% , 01/09/33 ................... 348 368,755
5.95% , 04/04/34 ................... 143 146,934
6.15% , 07/15/35 ................... 135 139,603
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
John Deere Capital Corp.
2.35% , 03/08/27 ................... USD 202 $ 198,763
2.80% , 09/08/27 ................... 110 108,097
4.15% , 09/15/27 ................... 100 100,176
Series I , 4.25% , 06/05/28 ............. 209 209,659
Series I , 3.90% , 03/09/29 ............. 227 225,542
3.35% , 04/18/29 ................... 186 181,169
4.90% , 03/07/31 ................... 312 318,497
Series I , 4.20% , 03/10/31 ............. 150 148,577
2.00% , 06/17/31 ................... 107 94,918
4.35% , 09/15/32 ................... 100 99,178
5.10% , 04/11/34 ................... 321 326,822
Kaspi.KZ JSC, 6.25%, 03/26/30
(d)
......... 1,283 1,286,425
Synchrony Financial
5.15% , 03/19/29 ................... 1,100 1,102,667
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(a)
. 255 254,789
Toyota Motor Credit Corp.
Series B , 5.00% , 03/19/27 ............. 173 174,324
5.05% , 05/16/29 ................... 309 315,593
1.65% , 01/10/31 ................... 228 199,621
5.10% , 03/21/31 ................... 300 306,888
4.65% , 09/03/32 ................... 190 188,590
Volkswagen Financial Services NV, 2.13%,
01/18/28
(d)
...................... GBP 600 751,465
Volkswagen Leasing GmbH, 4.00%, 04/11/31
(d)
. EUR 1,078 1,253,398
22,933,266
Consumer Staples Distribution & Retail — 0.1%
Dollar General Corp., 5.00%, 11/01/32 ...... USD 100 99,368
Kroger Co. (The), 5.40%, 07/15/40 ........ 436 425,726
Sysco Corp.
3.25% , 07/15/27 ................... 193 190,059
5.75% , 01/17/29 ................... 25 25,704
5.95% , 04/01/30 ................... 246 255,498
6.00% , 01/17/34 ................... 71 74,125
5.40% , 03/23/35 ................... 114 113,171
4.85% , 10/01/45 ................... 85 72,228
6.60% , 04/01/50 ................... 122 126,062
Target Corp.
4.50% , 09/15/34 ................... 327 318,337
3.63% , 04/15/46 ................... 100 75,187
Walmart, Inc.
5.25% , 09/01/35 ................... 344 358,576
6.20% , 04/15/38 ................... 46 51,226
5.63% , 04/01/40 ................... 260 275,308
4.50% , 09/09/52 ................... 335 288,839
2,749,414
Containers & Packaging — 0.0%
Berry Global, Inc., 5.65%, 01/15/34 ........ 100 102,272
International Paper Co., 7.30%, 11/15/39 .... 236 262,655
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34 . 200 202,642
Sonoco Products Co., 4.60%, 09/01/29 ..... 165 164,522
WestRock MWV LLC, 7.95%, 02/15/31 ...... 152 172,248
904,339
Distributors — 0.0%
LKQ Corp., 6.25%, 06/15/33 ............ 100 103,020
Diversified REITs — 0.1%
GLP Capital LP
5.30% , 01/15/29 ................... 113 113,980
4.00% , 01/15/31 ................... 197 186,279
5.25% , 02/15/33 ................... 735 720,475
Simon Property Group LP
1.75% , 02/01/28 ................... 198 189,406
4.38% , 10/01/30 ................... 212 210,798

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
2.20% , 02/01/31 ................... USD 140 $ 125,480
2.65% , 02/01/32 ................... 296 263,905
4.75% , 09/26/34 ................... 134 131,124
5.85% , 03/08/53 ................... 104 103,660
Trust Fibra Uno, 7.70%, 01/23/32
(d)
........ 814 859,487
VICI Properties LP
3.75% , 02/15/27
(b)
.................. 104 103,208
4.50% , 01/15/28
(b)
.................. 422 419,507
3.88% , 02/15/29
(b)
.................. 238 231,290
4.95% , 02/15/30 ................... 288 287,539
5.63% , 04/01/35 ................... 100 99,533
WP Carey, Inc., 2.25%, 04/01/33 ......... 124 102,882
4,148,553
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
4.70% , 08/15/30 ................... 139 140,148
2.75% , 06/01/31 ................... 167 152,711
2.25% , 02/01/32 ................... 820 716,372
2.55% , 12/01/33 ................... 107 90,547
5.13% , 04/30/36 ................... 23 22,724
6.30% , 01/15/38 ................... 419 445,127
6.38% , 03/01/41 ................... 280 296,636
5.45% , 03/01/47 ................... 760 704,644
5.70% , 11/01/54 ................... 392 367,041
5.70% , 03/01/57 ................... 50 47,172
3.85% , 06/01/60 ................... 1,944 1,307,940
Bell Telephone Co. of Canada or Bell Canada,
5.55%, 02/15/54 .................. 208 195,109
Comcast Corp.
3.15% , 02/15/28 ................... 937 919,454
3.55% , 05/01/28 ................... 100 98,558
4.55% , 01/15/29 ................... 259 260,869
5.10% , 06/01/29 ................... 410 419,616
1.50% , 02/15/31 ................... 113 97,928
4.65% , 02/15/33 ................... 391 387,117
5.65% , 06/15/35 ................... 446 461,091
6.50% , 11/15/35 ................... 100 109,109
3.25% , 11/01/39 ................... 407 314,211
4.65% , 07/15/42 ................... 153 132,110
4.00% , 11/01/49 ................... 602 436,478
5.65% , 06/01/54 ................... 787 725,192
2.65% , 08/15/62 ................... 218 107,721
2.99% , 11/01/63 ................... 137 72,541
Orange SA
9.00% , 03/01/31
(c)
.................. 100 118,193
5.38% , 01/13/42 ................... 108 104,505
Telefonica Emisiones SA
7.05% , 06/20/36 ................... 150 165,445
4.67% , 03/06/38 ................... 150 135,602
5.21% , 03/08/47 ................... 167 145,012
Verizon Communications, Inc.
4.33% , 09/21/28 ................... 494 494,146
3.88% , 02/08/29 ................... 181 179,269
7.75% , 12/01/30 ................... 627 706,928
4.50% , 08/10/33 ................... 558 541,223
6.40% , 09/15/33 ................... 122 132,386
4.78% , 02/15/35 ................... 866 838,193
4.81% , 03/15/39 ................... 501 467,004
3.85% , 11/01/42 ................... 100 79,696
6.55% , 09/15/43 ................... 262 280,750
4.52% , 09/15/48 ................... 401 327,813
3.88% , 03/01/52 ................... 905 659,843
5.88% , 11/30/55 ................... 146 142,010
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
6.00% , 11/30/65 ................... USD 179 $ 173,405
14,719,589
Electric Utilities — 2.2%
AEP Texas, Inc., Series E, 6.65%, 02/15/33 ... 684 741,375
AEP Transmission Co. LLC
3.15% , 09/15/49 ................... 589 387,282
Series N , 2.75% , 08/15/51 ............ 452 271,264
Alabama Power Co.
6.00% , 03/01/39 ................... 812 856,236
3.85% , 12/01/42 ................... 241 193,289
American Transmission Co. LLC, 5.75%,
04/01/56
(b)
...................... 30 29,736
Arizona Public Service Co., 5.10%, 03/15/36 .. 3,981 3,914,020
AusNet Services Holdings Pty. Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates Mid +
1.77%), 5.70%, 02/04/56
(a) (d)
........... AUD 260 176,700
Baltimore Gas & Electric Co.
5.30% , 06/01/34 ................... USD 211 216,388
3.50% , 08/15/46 ................... 134 96,727
3.75% , 08/15/47 ................... 255 190,527
3.20% , 09/15/49 ................... 279 184,389
2.90% , 06/15/50 ................... 150 94,265
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/28 .................. 100 102,206
Commonwealth Edison Co.
6.45% , 01/15/38 ................... 89 97,709
3.70% , 03/01/45 ................... 100 76,234
5.30% , 02/01/53 ................... 145 134,462
DTE Electric Co.
5.20% , 03/01/34 ................... 100 102,186
Series A , 4.85% , 03/01/36 ............. 82 80,463
4.30% , 07/01/44 ................... 210 175,958
Series B , 5.55% , 03/01/56 ............. 100 96,685
Duke Energy Carolinas LLC
3.70% , 12/01/47 ................... 396 293,700
3.45% , 04/15/51 ................... 780 537,927
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $1,895,000), 5.90%, 09/15/35
(e) (g)
..... 1,895 1,890,262
Duke Energy Ohio, Inc., 5.25%, 04/01/33 .... 510 521,120
Duke Energy Progress LLC
3.70% , 10/15/46 ................... 1,500 1,116,122
2.50% , 08/15/50 ................... 113 64,830
Edison International
5.25% , 11/15/28 ................... 225 226,808
6.95% , 11/15/29 ................... 264 278,557
4.80% , 03/15/31 ................... 161 157,163
EDP Servicios Financieros Espana SA, 3.25%,
02/04/32
(d)
...................... EUR 1,220 1,376,531
Entergy Arkansas LLC, 5.15%, 01/15/33 ..... USD 104 105,763
Entergy Louisiana LLC
3.12% , 09/01/27 ................... 100 98,552
5.80% , 03/15/55 ................... 100 98,063
Entergy Texas, Inc.
4.00% , 03/30/29 ................... 117 115,992
4.50% , 03/30/39 ................... 295 269,642
5.00% , 09/15/52 ................... 157 136,697
Evergy Kansas Central, Inc., 5.90%, 11/15/33 . 100 106,051
Evergy Metro, Inc., 5.13%, 08/15/35 ....... 100 99,501
Exelon Corp., 5.88%, 03/15/55 ........... 100 97,480
FirstEnergy Transmission LLC
4.75% , 01/15/33 ................... 1,772 1,745,283
5.00% , 01/15/35 ................... 5,090 5,012,100
5.45% , 07/15/44
(b)
.................. 1,465 1,386,481
4.55% , 04/01/49
(b)
.................. 375 310,790

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Florida Power & Light Co.
5.05% , 04/01/28 ................... USD 633 $ 643,568
5.15% , 06/15/29 ................... 456 467,790
4.95% , 06/01/35 ................... 229 228,115
5.69% , 03/01/40 ................... 285 294,100
2.88% , 12/04/51 ................... 112 69,649
Georgia Power Co., Series B, 3.70%, 01/30/50 . 399 291,891
Kentucky Utilities Co., 5.13%, 11/01/40 ...... 100 96,457
Louisville Gas & Electric Co., Series LOU, 5.45%,
04/15/33 ....................... 100 103,252
MidAmerican Energy Co.
4.25% , 05/01/46 ................... 170 139,178
3.15% , 04/15/50 ................... 727 480,795
Minejesa Capital BV, 5.63%, 08/10/37
(d)
..... 1,340 1,282,782
Nevada Power Co., Series R, 6.75%, 07/01/37 . 68 75,401
NextEra Energy Capital Holdings, Inc.
4.90% , 02/28/28 ................... 517 521,152
2.25% , 06/01/30 ................... 100 91,126
5.30% , 03/15/32 ................... 100 102,414
5.00% , 07/15/32 ................... 183 184,275
3.00% , 01/15/52 ................... 273 168,682
Northern States Power Co.
6.25% , 06/01/36 ................... 100 108,689
5.35% , 11/01/39 ................... 156 155,303
2.90% , 03/01/50 ................... 188 121,598
NRG Energy, Inc., 7.00%, 03/15/33
(b)
....... 95 102,846
NSTAR Electric Co.
3.25% , 05/15/29 ................... 110 106,478
1.95% , 08/15/31 ................... 521 455,571
5.40% , 06/01/34 ................... 100 102,213
NSW Electricity Networks Finance Pty. Ltd., (3-
mo. ASX Australia Bank Bill Short Term Rates
Mid + 2.05%), 6.20%, 03/11/55
(a) (d)
....... AUD 500 349,242
OGE Energy Corp., 5.45%, 05/15/29 ....... USD 109 111,673
Ohio Power Co., 4.00%, 06/01/49 ......... 738 551,008
Oncor Electric Delivery Co. LLC
7.00% , 05/01/32 ................... 298 332,260
3.63% , 06/15/34
(d)
.................. EUR 833 939,154
5.30% , 06/01/42 ................... USD 100 94,840
3.70% , 05/15/50 ................... 92 66,411
5.55% , 06/15/54 ................... 100 95,440
5.80% , 04/01/55 ................... 100 98,967
Pacific Gas & Electric Co.
3.75% , 07/01/28 ................... 100 98,257
3.25% , 06/01/31 ................... 100 92,234
5.90% , 06/15/32 ................... 766 793,138
6.00% , 08/15/35 ................... 102 105,382
5.20% , 05/01/36 ................... 107 104,285
4.50% , 07/01/40 ................... 663 565,731
3.30% , 08/01/40 ................... 1,273 952,029
4.45% , 04/15/42 ................... 100 82,367
4.60% , 06/15/43 ................... 205 168,673
4.75% , 02/15/44 ................... 3,217 2,680,336
3.95% , 12/01/47 ................... 1,012 736,434
4.95% , 07/01/50 ................... 4,962 4,110,403
3.50% , 08/01/50 ................... 1,959 1,295,274
5.25% , 03/01/52 ................... 1,767 1,503,530
6.75% , 01/15/53 ................... 1,319 1,368,576
6.70% , 04/01/53 ................... 1,039 1,075,452
5.90% , 10/01/54 ................... 1,534 1,429,456
6.15% , 03/01/55 ................... 3,096 2,991,198
6.10% , 10/15/55 ................... 3,872 3,719,150
6.00% , 05/01/56 ................... 3,239 3,073,924
PacifiCorp
6.35% , 07/15/38 ................... 401 410,496
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.15% , 02/15/50 ................... USD 100 $ 73,028
5.80% , 01/15/55 ................... 89 81,301
PECO Energy Co.
3.70% , 09/15/47 ................... 100 74,712
3.05% , 03/15/51 ................... 17 11,008
4.60% , 05/15/52 ................... 363 305,152
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 2,686 2,725,496
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 100 100,708
PPL Electric Utilities Corp.
4.85% , 02/15/34 ................... 190 189,335
3.95% , 06/01/47 ................... 107 83,342
5.25% , 05/15/53 ................... 100 92,687
Public Service Co. of Colorado
1.88% , 06/15/31 ................... 308 268,589
5.05% , 06/15/36 ................... 95 93,640
5.25% , 04/01/53 ................... 188 170,126
Public Service Electric & Gas Co.
3.65% , 09/01/28 ................... 100 98,620
5.20% , 08/01/33 ................... 100 102,141
5.80% , 05/01/37 ................... 131 137,824
3.60% , 12/01/47 ................... 100 73,857
5.45% , 08/01/53 ................... 100 96,028
Series Q , 5.50% , 03/01/55 ............ 100 96,529
Southern California Edison Co.
5.45% , 06/01/31 ................... 123 125,822
6.00% , 01/15/34 ................... 157 163,682
Series 04-G , 5.75% , 04/01/35 .......... 100 101,734
5.63% , 02/01/36 ................... 99 99,183
6.05% , 03/15/39 ................... 532 540,093
Series E , 5.45% , 06/01/52 ............. 270 239,238
5.75% , 04/15/54 ................... 77 71,470
Southern Co. (The)
5.70% , 10/15/32 ................... 331 346,035
4.25% , 07/01/36 ................... 65 59,701
Southwestern Electric Power Co., 5.30%,
04/01/33 ....................... 136 137,907
Southwestern Public Service Co.
5.30% , 05/15/35 ................... 161 161,497
3.70% , 08/15/47 ................... 138 101,451
6.00% , 06/01/54 ................... 100 100,740
Tampa Electric Co., 4.90%, 03/01/29 ....... 128 129,680
Tucson Electric Power Co., 5.50%, 04/15/53 .. 100 93,306
Union Electric Co.
2.95% , 03/15/30 ................... 100 94,722
5.20% , 04/01/34 ................... 100 101,587
4.80% , 03/15/36 ................... 119 116,150
3.65% , 04/15/45 ................... 100 75,858
5.55% , 03/15/56 ................... 119 114,729
Virginia Electric & Power Co.
Series A , 3.80% , 04/01/28 ............. 100 99,012
5.30% , 08/15/33 ................... 139 142,186
6.35% , 11/30/37 ................... 259 278,832
Series B , 3.80% , 09/15/47 ............. 208 155,035
Series C , 4.63% , 05/15/52 ............ 81 66,700
5.70% , 08/15/53 ................... 278 269,135
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 3,797 3,808,478
6.00% , 04/15/34 ................... 1,009 1,037,219
Wisconsin Electric Power Co., 5.65%, 03/15/56 103 100,936
Xcel Energy, Inc.
5.45% , 08/15/33 ................... 100 102,073
5.50% , 03/15/34 ................... 100 101,654
74,662,129

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
Eaton Corp.
3.85% , 03/06/28 ................... USD 380 $ 377,212
3.95% , 03/06/29 ................... 418 413,825
3.92% , 09/15/47 ................... 100 78,786
Emerson Electric Co., 5.00%, 03/15/35 ..... 146 146,956
1,016,779
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp.
5.05% , 04/05/27 ................... 100 100,742
3.80% , 11/15/27 ................... 100 99,399
4.40% , 02/15/33 ................... 148 144,445
5.25% , 04/05/34 ................... 248 253,408
4.63% , 02/15/36 ................... 153 147,955
Arrow Electronics, Inc., 2.95%, 02/15/32 ..... 100 88,356
CDW LLC
5.10% , 03/01/30 ................... 100 99,846
5.55% , 08/22/34 ................... 100 98,272
Corning, Inc.
5.75% , 08/15/40 ................... 121 122,352
4.38% , 11/15/57 ................... 100 78,749
Flex Ltd., 4.88%, 06/15/29 ............. 100 100,215
Tyco Electronics Group SA, 5.00%, 05/09/35 .. 155 154,485
1,488,224
Energy Equipment & Services — 0.0%
Baker Hughes Holdings LLC
4.05% , 03/11/29 ................... 43 42,781
3.81% , 03/11/34 ................... EUR 760 867,387
5.00% , 06/15/36 ................... USD 118 115,853
5.13% , 09/15/40 ................... 109 104,304
Halliburton Co.
6.70% , 09/15/38 ................... 100 109,649
7.45% , 09/15/39 ................... 100 116,963
4.75% , 08/01/43 ................... 201 175,692
1,532,629
Entertainment — 0.2%
NBCUniversal Media LLC, 4.45%, 01/15/43 ... 279 231,659
Walt Disney Co. (The), 7.75%, 12/01/45 ..... 592 732,814
Warnermedia Holdings, Inc., 3.76%, 03/15/27 . 7,065 6,978,383
7,942,856
Financial Services — 0.3%
Andiron Financing LLC, (1M Sofr FWD + 3.25%),
6.67%, 01/21/30
(a) (e)
................ 170 168,521
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 4,055 4,013,936
Berkshire Hathaway, Inc., 4.50%, 02/11/43 ... 29 26,334
Corebridge Financial, Inc.
3.85% , 04/05/29 ................... 100 97,623
6.05% , 09/15/33 ................... 122 127,533
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 6.88% ,
12/15/52
(a)
..................... 200 201,514
Equitable Holdings, Inc., 5.59%, 01/11/33 .... 100 101,999
Fidelity National Information Services, Inc.
4.45% , 03/10/28 ................... 141 140,606
4.55% , 03/10/29 ................... 351 349,345
3.75% , 05/21/29 ................... 100 97,060
Fiserv, Inc.
5.45% , 03/02/28 ................... 497 504,059
3.50% , 07/01/29 ................... 517 495,185
4.75% , 03/15/30 ................... 216 214,050
5.63% , 08/21/33 ................... 113 114,059
5.45% , 03/15/34 ................... 67 66,667
4.40% , 07/01/49 ................... 100 75,611
Security
Par (000)
Par (000) Value
Financial Services (continued)
Global Payments, Inc.
4.95% , 08/15/27 ................... USD 341 $ 341,631
4.88% , 11/15/30 ................... 100 98,204
5.40% , 08/15/32 ................... 100 99,172
5.20% , 11/15/32 ................... 100 97,071
5.55% , 11/15/35 ................... 219 211,037
Mastercard, Inc.
2.95% , 06/01/29 ................... 365 351,788
4.85% , 03/09/33 ................... 100 101,349
4.88% , 05/09/34 ................... 171 171,975
3.80% , 11/21/46 ................... 100 77,403
3.65% , 06/01/49 ................... 100 73,597
National Rural Utilities Cooperative Finance
Corp.
Series D , 4.15% , 08/25/28 ............ 315 313,970
8.00% , 03/01/32 ................... 131 151,563
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.53%), 7.13% ,
09/15/53
(a)
..................... 188 194,565
PayPal Holdings, Inc.
5.10% , 04/01/35 ................... 144 142,972
5.50% , 06/01/54 ................... 137 124,945
Visa, Inc.
4.70% , 02/12/36 ................... 243 240,368
2.70% , 04/15/40 ................... 222 167,556
4.30% , 12/14/45 ................... 113 95,873
Voya Financial, Inc., 5.00%, 09/20/34 ...... 100 97,337
9,946,478
Food Products — 0.1%
Archer-Daniels-Midland Co., 4.02%, 04/16/43 . 100 82,646
Bunge Ltd. Finance Corp.
4.20% , 09/17/29 ................... 149 147,590
4.55% , 08/04/30 ................... 186 185,147
Campbell's Co. (The)
4.55% , 03/21/31 ................... 102 98,886
5.40% , 03/21/34 ................... 100 97,052
4.80% , 03/15/48 ................... 100 78,989
Conagra Brands, Inc.
4.85% , 11/01/28 ................... 132 132,131
8.25% , 09/15/30 ................... 100 112,450
5.40% , 11/01/48 ................... 100 84,983
Flowers Foods, Inc., 6.20%, 03/15/55 ...... 100 81,116
General Mills, Inc.
5.50% , 10/17/28 ................... 100 102,511
4.95% , 03/29/33 ................... 106 104,780
5.25% , 01/30/35 ................... 100 98,847
4.15% , 02/15/43 ................... 107 85,570
J M Smucker Co. (The)
2.13% , 03/15/32 ................... 100 85,846
6.50% , 11/15/43 ................... 100 104,227
6.50% , 11/15/53 ................... 100 103,914
Kraft Heinz Foods Co.
6.75% , 03/15/32
(c)
.................. 119 128,228
4.63% , 10/01/39 ................... 100 88,163
6.50% , 02/09/40 ................... 20 20,884
4.38% , 06/01/46 ................... 445 347,920
5.50% , 06/01/50 ................... 136 121,538
McCormick & Co., Inc., 4.15%, 02/15/29 ..... 100 99,030
Mondelez International, Inc.
2.75% , 04/13/30 ................... 164 152,790
3.00% , 03/17/32 ................... 100 90,480
Pilgrim's Pride Corp., 6.88%, 05/15/34 ...... 200 215,913
Tyson Foods, Inc.
5.70% , 03/15/34 ................... 100 103,521
4.95% , 02/20/36 ................... 158 154,335

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
4.55% , 06/02/47 ................... USD 114 $ 95,951
3,405,438
Gas Utilities — 0.1%
Atmos Energy Corp.
5.50% , 06/15/41 ................... 141 141,006
4.15% , 01/15/43 ................... 24 20,141
5.75% , 10/15/52 ................... 100 99,358
6.20% , 11/15/53 ................... 105 110,865
CenterPoint Energy Resources Corp., 5.85%,
01/15/41 ....................... 106 108,175
EP Infrastructure A/S
(d)
4.13% , 02/27/33 ................... EUR 2,695 2,993,063
4.38% , 01/29/34 ................... 245 273,597
Southern California Gas Co., 2.95%, 04/15/27 . USD 112 110,527
3,856,732
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
6.20% , 08/15/36 ................... 100 109,045
4.38% , 09/01/42 ................... 100 86,844
4.45% , 03/15/43 ................... 100 87,117
4.90% , 04/01/44 ................... 100 91,675
4.15% , 04/01/45 ................... 264 217,008
4.15% , 12/15/48 ................... 32 25,626
3.55% , 02/15/50 ................... 100 71,956
3.30% , 09/15/51 ................... 295 199,433
2.88% , 06/15/52 ................... 149 91,780
4.45% , 01/15/53 ................... 100 82,296
Canadian National Railway Co.
4.20% , 03/12/31 ................... 100 98,627
5.85% , 11/01/33 ................... 121 128,623
6.25% , 08/01/34 ................... 200 217,675
Canadian Pacific Railway Co.
4.00% , 06/01/28 ................... 215 213,769
7.13% , 10/15/31 ................... 158 176,025
2.45% , 12/02/31 ................... 179 159,042
4.80% , 09/15/35 ................... 186 184,253
3.00% , 12/02/41 ................... 143 105,094
CSX Corp.
5.20% , 11/15/33 ................... 33 33,832
6.15% , 05/01/37 ................... 124 134,147
4.75% , 05/30/42 ................... 485 442,991
4.30% , 03/01/48 ................... 180 146,929
4.75% , 11/15/48 ................... 100 86,879
3.95% , 05/01/50 ................... 100 76,768
Fedex Freight Holding Co., Inc.
(b)
4.30% , 03/15/29 ................... 100 98,801
4.65% , 03/15/31 ................... 100 98,286
4.95% , 03/15/33 ................... 200 195,060
Motability Operations Group plc, 4.13%,
02/04/38
(d)
...................... EUR 940 1,059,390
Norfolk Southern Corp.
3.80% , 08/01/28 ................... USD 68 67,313
5.55% , 03/15/34 ................... 59 61,157
3.94% , 11/01/47 ................... 323 246,826
3.05% , 05/15/50 ................... 148 94,963
4.05% , 08/15/52 ................... 125 94,593
4.55% , 06/01/53 ................... 100 82,006
Triton Container International Ltd., 5.15%,
02/15/33 ....................... 547 535,590
Uber Technologies, Inc.
4.30% , 01/15/30 ................... 120 118,989
4.15% , 01/15/31 ................... 100 97,779
4.80% , 09/15/34 ................... 136 133,145
4.80% , 09/15/35 ................... 100 97,036
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Union Pacific Corp.
3.95% , 09/10/28 ................... USD 100 $ 99,444
3.70% , 03/01/29 ................... 100 98,670
2.38% , 05/20/31 ................... 100 90,622
2.80% , 02/14/32 ................... 135 122,767
3.38% , 02/14/42 ................... 491 380,119
3.95% , 08/15/59 ................... 175 126,839
3.84% , 03/20/60 ................... 423 299,224
4.10% , 09/15/67 ................... 100 72,290
3.75% , 02/05/70 ................... 128 85,049
7,723,392
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
4.00% , 03/15/31 ................... 420 413,346
4.30% , 03/15/33 ................... 468 458,011
4.75% , 03/15/38 ................... 366 354,913
4.75% , 04/15/43 ................... 221 203,065
5.50% , 03/15/56 ................... 205 201,008
5.60% , 03/15/66 ................... 66 64,333
Augusta SpinCo Corp., 5.25%, 03/23/36 ..... 54 54,013
Baxter International, Inc.
1.73% , 04/01/31 ................... 105 87,848
2.54% , 02/01/32 ................... 148 124,744
5.65% , 12/15/35 ................... 100 97,662
3.50% , 08/15/46 ................... 100 65,675
Becton Dickinson & Co.
4.87% , 02/08/29 ................... 143 144,595
1.96% , 02/11/31 ................... 287 253,068
5.11% , 02/08/34 ................... 128 128,796
Boston Scientific Corp., 2.65%, 06/01/30 .... 173 161,189
DH Europe Finance II SARL
3.25% , 11/15/39 ................... 141 113,199
3.40% , 11/15/49 ................... 100 70,174
GE HealthCare Technologies, Inc.
5.65% , 11/15/27 ................... 297 302,900
4.80% , 08/14/29 ................... 253 255,299
4.80% , 01/15/31 ................... 200 201,232
5.50% , 06/15/35 ................... 105 107,146
Medtronic Global Holdings SCA
4.25% , 03/30/28 ................... 113 113,226
4.50% , 03/30/33 ................... 283 279,432
Medtronic, Inc., 4.38%, 03/15/35 ......... 101 97,619
Solventum Corp.
5.45% , 03/13/31 ................... 111 113,883
5.60% , 03/23/34 ................... 200 204,462
Stryker Corp.
1.95% , 06/15/30 ................... 100 90,245
4.63% , 09/11/34 ................... 132 128,853
4.63% , 03/15/46 ................... 104 90,080
Zimmer Biomet Holdings, Inc.
5.05% , 02/19/30 ................... 100 101,585
2.60% , 11/24/31 ................... 124 110,718
5,192,319
Health Care Providers & Services — 0.5%
Cardinal Health, Inc.
4.50% , 11/15/44 ................... 148 124,037
4.90% , 09/15/45 ................... 127 111,980
Cencora, Inc.
3.95% , 02/13/29 ................... 238 234,688
4.25% , 11/15/30 ................... 221 216,962
4.60% , 02/13/33 ................... 133 130,772
Centene Corp.
3.38% , 02/15/30 ................... 100 90,334
3.00% , 10/15/30 ................... 162 141,970

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
2.50% , 03/01/31 ................... USD 425 $ 356,640
Cigna Group (The)
2.38% , 03/15/31 ................... 100 89,849
4.88% , 09/15/32 ................... 148 147,786
5.25% , 01/15/36 ................... 268 268,345
4.80% , 07/15/46 ................... 251 216,613
3.40% , 03/15/50 ................... 632 432,322
CVS Health Corp.
6.25% , 06/01/27 ................... 525 535,159
1.30% , 08/21/27 ................... 100 95,816
5.00% , 01/30/29 ................... 127 128,652
5.55% , 06/01/31 ................... 258 266,184
5.30% , 06/01/33 ................... 499 502,948
4.88% , 07/20/35 ................... 828 796,535
6.00% , 06/01/44 ................... 329 323,907
5.13% , 07/20/45 ................... 117 102,697
6.20% , 09/15/55 ................... 609 603,219
Elevance Health, Inc.
3.65% , 12/01/27 ................... 401 396,394
2.55% , 03/15/31 ................... 100 90,240
4.75% , 02/15/33 ................... 13 12,802
5.38% , 06/15/34 ................... 157 159,058
5.95% , 12/15/34 ................... 390 407,715
5.10% , 01/15/44 ................... 86 78,301
4.38% , 12/01/47 ................... 150 120,656
4.55% , 05/15/52 ................... 402 323,825
5.65% , 06/15/54 ................... 100 94,206
HCA, Inc.
5.88% , 02/01/29 ................... 100 102,919
4.30% , 11/15/30 ................... 100 98,348
5.45% , 04/01/31 ................... 1,402 1,437,047
2.38% , 07/15/31 ................... 100 88,376
4.60% , 11/15/32 ................... 2,918 2,838,290
7.50% , 11/06/33 ................... 168 190,103
5.75% , 03/01/35 ................... 100 102,815
5.50% , 06/15/47 ................... 290 265,742
6.00% , 04/01/54 ................... 626 604,218
6.20% , 03/01/55 ................... 1,291 1,278,792
6.10% , 04/01/64 ................... 540 521,307
Laboratory Corp. of America Holdings
3.60% , 09/01/27 ................... 171 169,178
4.35% , 04/01/30 ................... 203 201,209
Quest Diagnostics, Inc.
2.95% , 06/30/30 ................... 100 93,686
6.40% , 11/30/33 ................... 100 108,849
15,701,491
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.50% , 07/30/29 ................... 152 151,118
3.38% , 08/15/31 ................... 200 184,457
2.00% , 05/18/32 ................... 100 83,664
2.95% , 03/15/34 ................... 105 88,757
5.50% , 10/01/35 ................... 100 99,534
5.63% , 05/15/54 ................... 115 106,919
Healthcare Realty Holdings LP, 2.00%, 03/15/31 100 86,832
Healthpeak OP LLC
3.50% , 07/15/29 ................... 100 96,641
4.75% , 01/15/33 ................... 205 200,531
Omega Healthcare Investors, Inc., 3.38%,
02/01/31 ....................... 175 161,739
Ventas Realty LP
4.40% , 01/15/29 ................... 100 99,426
4.75% , 11/15/30 ................... 134 134,234
5.10% , 07/15/32 ................... 100 100,550
5.63% , 07/01/34 ................... 100 102,552
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
Welltower OP LLC
4.50% , 07/01/30 ................... USD 139 $ 139,043
2.80% , 06/01/31 ................... 143 130,937
2.75% , 01/15/32 ................... 100 89,922
2,056,856
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
Series I , 3.50% , 09/15/30 ............. 146 137,244
5.50% , 04/15/35 ................... 100 99,214
236,458
Hotels, Restaurants & Leisure — 0.1%
Arcos Dorados BV, 6.38%, 01/29/32
(d)
...... 911 930,860
Booking Holdings, Inc., 3.25%, 11/21/32 ..... EUR 710 791,321
Expedia Group, Inc.
4.63% , 08/01/27 ................... USD 319 319,263
3.25% , 02/15/30 ................... 112 105,833
Marriott International, Inc.
Series HH , 2.85% , 04/15/31 ........... 100 91,570
4.50% , 05/01/33 ................... 104 100,487
5.30% , 05/15/34 ................... 145 146,348
5.10% , 05/01/38 ................... 287 272,848
McDonald's Corp.
5.00% , 05/17/29 ................... 19 19,431
5.20% , 05/17/34 ................... 114 116,562
4.95% , 03/03/35 ................... 331 329,267
4.60% , 05/26/45 ................... 321 276,683
5.15% , 09/09/52 ................... 275 248,461
3,748,934
Household Durables — 0.0%
DR Horton, Inc., 5.50%, 10/15/35 ......... 127 128,870
Leggett & Platt, Inc., 4.40%, 03/15/29 ...... 200 195,256
PulteGroup, Inc., 4.25%, 03/01/31 ......... 338 330,328
654,454
Household Products — 0.0%
Colgate-Palmolive Co., 3.70%, 08/01/47 ..... 453 350,430
Procter & Gamble Co. (The)
1.20% , 10/29/30 ................... 61 53,390
4.10% , 11/03/32 ................... 100 98,387
4.35% , 11/03/35 ................... 164 159,014
5.55% , 03/05/37 ................... 153 162,095
823,316
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA, 6.30%, 03/15/29
(d)
........ 904 923,775
Constellation Energy Generation LLC
4.63% , 02/01/29
(b)
.................. 467 461,351
5.60% , 06/15/42 ................... 127 124,456
6.50% , 10/01/53 ................... 123 130,536
Oglethorpe Power Corp., 5.90%, 02/01/55 .... 100 97,099
1,737,217
Industrial Conglomerates — 0.0%
3M Co.
2.88% , 10/15/27 ................... 100 98,038
2.38% , 08/26/29 ................... 127 119,082
4.80% , 03/15/30 ................... 156 157,671
5.70% , 03/15/37 ................... 51 52,937
3.63% , 10/15/47 ................... 108 78,111
3.70% , 04/15/50 ................... 100 72,048
Honeywell International, Inc., 4.50%, 01/15/34 . 377 370,889
948,776
Industrial REITs — 0.0%
Prologis LP
4.38% , 02/01/29 ................... 288 288,156

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial REITs (continued)
1.75% , 02/01/31 ................... USD 224 $ 196,814
2.25% , 01/15/32 ................... 166 145,659
5.13% , 01/15/34 ................... 164 165,794
5.00% , 01/31/35 ................... 75 74,735
2.13% , 10/15/50 ................... 135 71,611
Trust 2401, 7.70%, 01/23/32
(b)
........... 408 435,870
1,378,639
Insurance — 0.3%
Allstate Corp. (The)
5.95% , 04/01/36 ................... 100 105,476
4.50% , 06/15/43 ................... 100 84,981
American Financial Group, Inc., 5.00%, 09/23/35 119 114,160
American International Group, Inc.
5.13% , 03/27/33 ................... 120 121,156
5.45% , 05/07/35 ................... 100 101,998
4.50% , 07/16/44 ................... 100 85,496
American National Group, Inc.
5.75% , 10/01/29 ................... 100 101,031
6.00% , 07/15/35 ................... 100 97,489
Aon Corp.
3.75% , 05/02/29 ................... 126 123,664
5.00% , 09/12/32 ................... 133 133,779
3.90% , 02/28/52 ................... 100 72,920
Aon Global Ltd., 4.60%, 06/14/44 ......... 89 75,413
Aon North America, Inc.
5.30% , 03/01/31 ................... 100 102,031
5.45% , 03/01/34 ................... 222 226,714
Arch Capital Group Ltd., 7.35%, 05/01/34 .... 100 113,222
Arthur J Gallagher & Co.
5.00% , 02/15/32 ................... 100 100,238
6.50% , 02/15/34 ................... 70 75,694
5.45% , 07/15/34 ................... 132 134,083
3.50% , 05/20/51 ................... 21 14,365
6.75% , 02/15/54 ................... 200 215,967
Athene Holding Ltd., 6.63%, 05/19/55 ...... 100 96,334
AXIS Specialty Finance LLC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.19%), 4.90%, 01/15/40
(a)
..... 273 261,864
Berkshire Hathaway Finance Corp.
4.40% , 05/15/42 ................... 178 159,023
4.20% , 08/15/48 ................... 219 178,500
4.25% , 01/15/49 ................... 124 101,766
2.85% , 10/15/50 ................... 236 148,141
Brown & Brown, Inc.
2.38% , 03/15/31 ................... 100 87,991
4.20% , 03/17/32 ................... 136 128,373
5.25% , 06/23/32 ................... 100 99,723
5.65% , 06/11/34 ................... 100 100,850
Chubb INA Holdings LLC
5.00% , 03/15/34 ................... 235 236,306
6.00% , 05/11/37 ................... 220 234,721
4.15% , 03/13/43 ................... 143 120,328
CNA Financial Corp., 5.13%, 02/15/34 ...... 108 106,322
E.ON International Finance BV, 3.50%,
09/03/35
(d)
...................... EUR 800 893,371
Everest Reinsurance Holdings, Inc., 3.13%,
10/15/52 ....................... USD 100 60,310
F&G Annuities & Life, Inc.
7.40% , 01/13/28 ................... 250 254,452
6.50% , 06/04/29 ................... 238 238,994
Fairfax Financial Holdings Ltd.
3.38% , 03/03/31 ................... 100 93,110
6.00% , 12/07/33 ................... 165 172,386
6.10% , 03/15/55 ................... 100 97,741
Security
Par (000)
Par (000) Value
Insurance (continued)
Hartford Insurance Group, Inc. (The)
2.80% , 08/19/29 ................... USD 194 $ 183,702
4.40% , 03/15/48 ................... 131 108,112
Lincoln National Corp.
5.85% , 03/15/34 ................... 100 101,768
7.00% , 06/15/40 ................... 100 108,210
Loews Corp., 4.94%, 04/01/36 ........... 49 47,952
Manulife Financial Corp., 4.99%, 12/11/35 .... 145 141,656
Markel Group, Inc.
3.35% , 09/17/29 ................... 165 158,078
6.00% , 05/16/54 ................... 112 109,011
Marsh & McLennan Cos., Inc.
4.55% , 11/08/27 ................... 372 373,693
5.40% , 09/15/33 ................... 164 169,124
5.15% , 03/15/34 ................... 164 165,949
4.95% , 03/15/36 ................... 66 65,376
4.75% , 03/15/39 ................... 100 93,824
5.35% , 11/15/44 ................... 10 9,467
4.20% , 03/01/48 ................... 100 80,052
4.90% , 03/15/49 ................... 100 88,232
6.25% , 11/01/52 ................... 100 104,989
5.45% , 03/15/53 ................... 100 94,414
MetLife, Inc.
4.72% , 12/15/44
(c)
.................. 709 617,211
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.08%),
6.35% , 03/15/55
(a)
................ 200 202,950
Nippon Life Insurance Co., 4.75%, 04/02/31
(d)
. 225 225,563
Principal Financial Group, Inc., 5.38%, 03/15/33 100 102,099
Progressive Corp. (The)
3.70% , 01/26/45 ................... 293 223,071
3.70% , 03/15/52 ................... 100 72,684
Prudential Financial, Inc.
(3-mo. SOFR + 2.64%), 4.50% , 09/15/47
(a)
. 100 97,541
3.91% , 12/07/47 ................... 894 673,545
Travelers Cos., Inc. (The)
6.75% , 06/20/36 ................... 100 112,942
5.35% , 11/01/40 ................... 252 249,346
5.45% , 05/25/53 ................... 104 99,468
Unum Group, 5.25%, 12/15/35 ........... 100 97,805
Willis North America, Inc.
5.35% , 05/15/33 ................... 145 146,517
3.88% , 09/15/49 ................... 100 72,396
11,267,230
Interactive Media & Services — 0.5%
Alphabet, Inc.
3.70% , 02/15/29 ................... 292 289,490
4.10% , 11/15/30 ................... 3,801 3,775,090
4.10% , 02/15/31 ................... 292 289,971
4.40% , 02/15/33 ................... 256 252,812
4.80% , 02/15/36 ................... 624 621,327
5.35% , 11/15/45 ................... 293 286,493
5.45% , 11/15/55 ................... 255 246,891
5.65% , 02/15/56 ................... 2,478 2,470,030
4.38% , 11/06/64 ................... EUR 910 987,677
5.70% , 11/15/75 ................... USD 4,520 4,380,634
Meta Platforms, Inc.
4.60% , 11/15/32 ................... 240 237,645
4.75% , 08/15/34 ................... 138 136,498
5.50% , 11/15/45 ................... 284 268,753
5.40% , 08/15/54 ................... 889 805,218
4.65% , 08/15/62 ................... 1,372 1,062,179
16,110,708

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services — 0.6%
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... USD 9,644 $ 9,915,538
Booz Allen Hamilton, Inc., 5.95%, 04/15/35 ... 100 100,815
Gartner, Inc.
(b)
4.50% , 07/01/28 ................... 5,627 5,532,105
3.63% , 06/15/29 ................... 3,644 3,428,126
3.75% , 10/01/30 ................... 214 194,588
IBM International Capital Pte. Ltd.
4.75% , 02/05/31 ................... 200 200,266
4.90% , 02/05/34 ................... 416 410,456
International Business Machines Corp.
5.60% , 11/30/39 ................... 587 590,748
2.95% , 05/15/50 ................... 425 260,277
4.90% , 07/27/52 ................... 200 168,415
Kyndryl Holdings, Inc., 6.35%, 02/20/34 ..... 246 228,224
21,029,558
Leisure Products — 0.0%
Hasbro, Inc., 6.05%, 05/14/34 ........... 100 104,231
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc.
4.55% , 06/15/33 ................... 430 424,856
4.90% , 02/12/36 ................... 234 232,338
5.30% , 02/01/44 ................... 100 96,630
753,824
Machinery — 0.1%
Caterpillar, Inc.
6.05% , 08/15/36 ................... 56 61,190
5.20% , 05/27/41 ................... 100 98,867
3.80% , 08/15/42 ................... 84 69,296
Cummins, Inc.
4.70% , 02/15/31 ................... 183 184,896
5.30% , 05/09/35 ................... 170 173,277
Deere Funding Canada Corp., 4.15%, 10/09/30 100 98,713
Ingersoll Rand, Inc., 5.20%, 06/15/27 ....... 268 270,321
Otis Worldwide Corp., 2.57%, 02/15/30 ..... 313 290,572
Parker-Hannifin Corp.
4.25% , 09/15/27 ................... 130 130,053
4.50% , 09/15/29 ................... 103 103,596
4.10% , 03/01/47 ................... 133 107,058
Stanley Black & Decker, Inc.
4.25% , 11/15/28 ................... 172 171,724
3.00% , 05/15/32 ................... 114 102,804
1,862,367
Media — 0.3%
Charter Communications Operating LLC
5.38% , 04/01/38 ................... 263 235,714
6.48% , 10/23/45 ................... 729 672,112
5.75% , 04/01/48 ................... 758 632,172
3.90% , 06/01/52 ................... 1,265 805,286
3.85% , 04/01/61 ................... 1,304 761,551
Fox Corp.
6.50% , 10/13/33 ................... 111 119,125
5.48% , 01/25/39 ................... 113 109,306
5.58% , 01/25/49 ................... 100 92,164
Omnicom Group, Inc., 5.40%, 10/01/48 ..... 100 87,130
Paramount Global
3.70% , 10/04/26
(c)
.................. 610 601,054
2.90% , 01/15/27 ................... 2,793 2,745,598
7.88% , 07/30/30 ................... 100 104,393
4.85% , 07/01/42 ................... 172 109,838
5.85% , 09/01/43 ................... 47 32,631
TCI Communications, Inc., 7.13%, 02/15/28 ... 100 104,930
Security
Par (000)
Par (000) Value
Media (continued)
WPP Finance 2013
3.63% , 06/09/31
(d)
.................. EUR 2,980 $ 3,286,120
10,499,124
Metals & Mining — 0.2%
Anglo American Capital plc, 3.75%, 06/15/29
(d)
. 1,374 1,594,030
Barrick North America Finance LLC, 5.70%,
05/30/41 ....................... USD 126 126,160
Freeport-McMoRan, Inc.
4.25% , 03/01/30 ................... 164 160,645
5.45% , 03/15/43 ................... 131 123,937
Glencore Funding LLC, 2.50%, 09/01/30
(b)
.... 781 710,196
Newmont Corp., 5.35%, 03/15/34 ......... 119 122,383
Nucor Corp.
2.70% , 06/01/30 ................... 170 158,585
6.40% , 12/01/37 ................... 100 110,230
Rio Tinto Alcan, Inc.
6.13% , 12/15/33 ................... 100 107,299
5.75% , 06/01/35 ................... 231 241,270
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40 .. 174 169,348
Rio Tinto Finance USA plc
5.00% , 03/09/33 ................... 262 266,159
5.75% , 03/14/55 ................... 100 99,760
Steel Dynamics, Inc., 5.25%, 05/15/35 ...... 100 100,043
Vale Overseas Ltd., 6.40%, 06/28/54 ....... 1,311 1,319,102
5,409,147
Multi-Utilities — 0.1%
Ameren Illinois Co.
4.95% , 06/01/33 ................... 66 66,325
4.15% , 03/15/46 ................... 139 112,207
5.55% , 07/01/54 ................... 100 96,112
Berkshire Hathaway Energy Co.
5.95% , 05/15/37 ................... 100 105,130
4.45% , 01/15/49 ................... 114 92,478
CMS Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.90%), 3.75%, 12/01/50
(a)
............ 314 286,451
Consolidated Edison Co. of New York, Inc.
5.50% , 03/15/34 ................... 100 103,725
Series 06-B , 6.20% , 06/15/36 .......... 257 275,004
Series 09-C , 5.50% , 12/01/39 .......... 208 208,228
3.85% , 06/15/46 ................... 100 76,574
4.63% , 12/01/54 ................... 100 82,386
4.50% , 05/15/58 ................... 200 159,362
3.70% , 11/15/59 ................... 266 180,491
Consumers Energy Co.
4.63% , 05/15/33 ................... 117 115,867
4.20% , 09/01/52 ................... 146 115,373
Dominion Energy, Inc.
Series F , 5.25% , 08/01/33 ............. 100 101,179
7.00% , 06/15/38 ................... 100 110,367
Series C , 4.05% , 09/15/42 ............ 100 79,022
DTE Energy Co.
5.20% , 04/01/30 ................... 304 310,039
5.85% , 06/01/34 ................... 100 104,705
NiSource, Inc., 4.80%, 02/15/44 .......... 85 74,429
Public Service Enterprise Group, Inc.
5.88% , 10/15/28 ................... 348 359,116
6.13% , 10/15/33 ................... 214 226,658
Puget Energy, Inc.
2.38% , 06/15/28 ................... 158 150,591
4.10% , 06/15/30 ................... 206 199,636
4.22% , 03/15/32 ................... 137 130,683
5.73% , 03/15/35 ................... 100 100,728

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
San Diego Gas & Electric Co.
4.95% , 08/15/28 ................... USD 288 $ 292,561
6.00% , 06/01/39 ................... 265 275,659
2.95% , 08/15/51 ................... 176 110,520
Sempra, 5.25%, 03/15/36 .............. 45 44,366
Southern Co. Gas Capital Corp., 4.40%,
06/01/43 ....................... 140 117,347
4,863,319
Office REITs — 0.0%
Boston Properties LP
2.90% , 03/15/30 ................... 100 92,668
2.45% , 10/01/33 ................... 106 85,594
6.50% , 01/15/34 ................... 109 114,110
5.75% , 01/15/35 ................... 100 99,451
Cousins Properties LP, 4.88%, 03/01/33 ..... 182 175,224
Highwoods Realty LP, 5.35%, 01/15/33 ..... 200 195,280
Piedmont Operating Partnership LP, 5.63%,
01/15/33 ....................... 148 143,819
906,146
Oil, Gas & Consumable Fuels — 5.1%
Antero Resources Corp., 5.38%, 03/01/30
(b)
... 10,435 10,488,166
APA Corp., 5.25%, 02/01/42 ............ 196 167,358
Boardwalk Pipelines LP, 5.38%, 02/15/36 .... 149 146,602
BP Capital Markets America, Inc.
5.02% , 11/17/27 ................... 143 144,877
4.70% , 04/10/29 ................... 100 101,180
4.97% , 10/17/29 ................... 300 306,254
1.75% , 08/10/30 ................... 116 103,773
2.72% , 01/12/32 ................... 100 90,363
4.89% , 09/11/33 ................... 340 341,733
4.99% , 04/10/34 ................... 100 100,693
3.06% , 06/17/41 ................... 115 86,429
2.77% , 11/10/50 ................... 485 297,821
Burlington Resources LLC, 5.95%, 10/15/36 .. 100 106,819
Cameron LNG LLC, 3.40%, 01/15/38
(b)
...... 1,674 1,457,593
Canadian Natural Resources Ltd.
6.45% , 06/30/33 ................... 100 107,531
6.50% , 02/15/37 ................... 100 106,718
6.25% , 03/15/38 ................... 100 105,178
Cenovus Energy, Inc.
5.40% , 03/20/36 ................... 100 99,484
6.75% , 11/15/39 ................... 100 108,895
Cheniere Corpus Christi Holdings LLC, 2.74%,
12/31/39 ....................... 4,147 3,506,706
Cheniere Energy Partners LP
4.00% , 03/01/31 ................... 184 176,626
3.25% , 01/31/32 ................... 142 129,420
5.75% , 08/15/34 ................... 143 147,293
Cheniere Energy, Inc., 5.20%, 07/30/36
(b)
.... 75 74,234
Chevron Corp., 2.24%, 05/11/30 .......... 199 183,727
Chevron USA, Inc.
4.69% , 04/15/30 ................... 112 113,741
4.98% , 04/15/35 ................... 222 224,841
ConocoPhillips
5.90% , 05/15/38 ................... 100 105,583
4.88% , 10/01/47 ................... 380 333,986
ConocoPhillips Co.
6.95% , 04/15/29 ................... 243 260,934
5.05% , 09/15/33 ................... 71 72,106
3.80% , 03/15/52 ................... 189 138,073
5.65% , 01/15/65 ................... 100 95,089
Continental Resources, Inc., 4.90%, 06/01/44 . 100 78,899
Coterra Energy, Inc., 5.60%, 03/15/34 ...... 100 102,341
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.
5.60% , 07/15/41 ................... USD 100 $ 96,650
5.00% , 06/15/45 ................... 109 95,693
5.75% , 09/15/54 ................... 100 93,977
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 9,863 9,799,176
5.20% , 04/18/27 ................... 227 228,787
3.50% , 12/01/29 ................... 11,766 11,353,104
3.13% , 03/24/31 ................... 8,057 7,469,843
5.40% , 04/18/34 ................... 272 276,134
4.25% , 03/15/52 ................... 1,580 1,222,814
6.25% , 03/15/53 ................... 226 228,572
Eastern Energy Gas Holdings LLC
5.80% , 01/15/35 ................... 66 68,446
5.65% , 10/15/54 ................... 100 94,187
Eastern Gas Transmission & Storage, Inc.,
3.00%, 11/15/29 .................. 101 95,667
Enbridge Energy Partners LP
Series B , 7.50% , 04/15/38 ............. 100 115,852
7.38% , 10/15/45 ................... 142 162,485
Enbridge, Inc.
3.70% , 07/15/27 ................... 344 340,728
3.13% , 11/15/29 ................... 100 95,310
5.70% , 03/08/33 ................... 352 364,632
5.50% , 12/01/46 ................... 107 102,057
6.70% , 11/15/53 ................... 163 176,893
Energy Transfer LP
5.25% , 07/01/29 ................... 19 19,415
8.25% , 11/15/29 ................... 401 445,589
4.55% , 01/15/31 ................... 111 109,992
6.55% , 12/01/33 ................... 275 296,907
5.60% , 09/01/34 ................... 307 312,884
6.05% , 06/01/41 ................... 136 136,086
5.15% , 02/01/43 ................... 125 110,638
5.30% , 04/01/44 ................... 152 136,195
5.35% , 05/15/45 ................... 153 136,777
6.13% , 12/15/45 ................... 140 136,788
6.00% , 06/15/48 ................... 100 95,990
5.00% , 05/15/50 ................... 427 354,357
6.20% , 04/01/55 ................... 135 131,066
Enterprise Products Operating LLC
4.15% , 10/16/28 ................... 125 124,748
4.60% , 01/15/31 ................... 138 138,225
4.85% , 01/31/34 ................... 100 99,813
7.55% , 04/15/38 ................... 159 188,293
6.13% , 10/15/39 ................... 223 237,266
5.70% , 02/15/42 ................... 100 100,137
4.85% , 03/15/44 ................... 219 197,658
4.90% , 05/15/46 ................... 100 89,402
4.95% , 10/15/54 ................... 453 397,284
Series E , (3-mo. CME Term SOFR + 3.29%),
5.25% , 08/16/77
(a)
................ 331 328,049
EOG Resources, Inc.
5.00% , 07/15/32 ................... 100 101,244
5.35% , 01/15/36 ................... 125 126,853
5.65% , 12/01/54 ................... 112 109,078
EQT Corp.
3.13% , 05/15/26
(b)
.................. 2,508 2,502,954
3.90% , 10/01/27 ................... 3,106 3,068,141
5.70% , 04/01/28 ................... 5,379 5,503,291
5.50% , 07/15/28 ................... 285 288,652
4.50% , 01/15/29 ................... 3,184 3,176,553
5.00% , 01/15/29 ................... 2,696 2,712,037
7.00% , 02/01/30
(c)
.................. 7,477 7,999,461
7.50% , 06/01/30 ................... 14,623 15,924,135

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.75% , 01/15/31 ................... USD 18,326 $ 18,229,504
3.63% , 05/15/31
(b)
.................. 7,560 7,049,960
5.75% , 02/01/34 ................... 100 103,093
Expand Energy Corp.
5.38% , 02/01/29 ................... 3,313 3,310,060
5.88% , 02/01/29
(b)
.................. 777 777,516
6.75% , 04/15/29
(b)
.................. 2,954 2,956,076
5.38% , 03/15/30 ................... 2,701 2,723,447
4.75% , 02/01/32 ................... 205 199,745
5.70% , 01/15/35 ................... 11,422 11,600,762
Exxon Mobil Corp.
4.23% , 03/19/40 ................... 100 90,488
4.11% , 03/01/46 ................... 148 121,995
4.33% , 03/19/50 ................... 326 271,068
3.45% , 04/15/51 ................... 100 71,228
Greensaif Pipelines Bidco SARL, 5.85%,
02/23/36
(d)
...................... 1,268 1,270,536
Hess Corp.
7.30% , 08/15/31 ................... 722 815,923
6.00% , 01/15/40 ................... 490 518,192
HF Sinclair Corp., 5.50%, 09/01/32 ........ 126 126,287
KazMunayGas National Co. JSC, 6.38%,
10/24/48
(d)
...................... 356 351,564
Kinder Morgan Energy Partners LP
7.30% , 08/15/33 ................... 334 377,048
5.80% , 03/15/35 ................... 312 323,543
6.50% , 09/01/39 ................... 100 106,695
6.55% , 09/15/40 ................... 377 403,458
7.50% , 11/15/40 ................... 143 165,759
Kinder Morgan, Inc.
4.80% , 02/01/33 ................... 17 16,862
3.25% , 08/01/50 ................... 231 150,030
Marathon Petroleum Corp.
6.50% , 03/01/41 ................... 107 113,892
4.75% , 09/15/44 ................... 100 85,020
MPLX LP
5.00% , 01/15/33 ................... 133 132,024
5.00% , 03/01/33 ................... 100 99,439
5.50% , 06/01/34 ................... 130 131,338
5.40% , 04/01/35 ................... 302 301,696
4.50% , 04/15/38 ................... 100 89,862
5.20% , 12/01/47 ................... 100 87,722
4.95% , 03/14/52 ................... 543 450,776
NGPL PipeCo LLC, 3.25%, 07/15/31
(b)
...... 1,914 1,758,952
Occidental Petroleum Corp.
8.88% , 07/15/30 ................... 441 501,980
6.45% , 09/15/36 ................... 114 121,809
7.95% , 06/15/39 ................... 100 117,190
6.20% , 03/15/40 ................... 85 86,814
4.20% , 03/15/48 ................... 106 79,666
ONEOK Partners LP, 6.85%, 10/15/37 ...... 215 234,185
ONEOK, Inc.
4.00% , 07/13/27 ................... 199 197,867
6.35% , 01/15/31 ................... 110 116,876
6.05% , 09/01/33 ................... 126 132,127
5.40% , 10/15/35 ................... 118 117,220
5.45% , 06/01/47 ................... 388 349,864
3.95% , 03/01/50 ................... 501 355,007
7.15% , 01/15/51 ................... 100 107,838
ORLEN SA, 6.00%, 01/30/35
(d)
........... 1,251 1,274,456
Ovintiv, Inc.
6.25% , 07/15/33 ................... 113 119,229
6.50% , 02/01/38 ................... 100 104,767
Phillips 66 Co.
4.68% , 02/15/45 ................... 74 62,323
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.90% , 10/01/46 ................... USD 110 $ 95,267
5.50% , 03/15/55 ................... 100 91,665
Plains All American Pipeline LP
5.95% , 06/15/35 ................... 200 206,500
6.65% , 01/15/37 ................... 100 107,782
5.15% , 06/01/42 ................... 103 92,421
Raizen Fuels Finance SA
6.25% , 07/08/32
(b)
.................. 334 182,942
6.45% , 03/05/34
(d)
.................. 383 210,650
Repsol E&P Capital Markets US LLC, 4.81%,
09/16/28
(b)
...................... 355 356,480
Sabine Pass Liquefaction LLC
4.50% , 05/15/30 ................... 133 132,034
5.90% , 09/15/37 ................... 2,226 2,320,856
Suncor Energy, Inc.
6.80% , 05/15/38 ................... 111 121,285
6.85% , 06/01/39 ................... 100 109,526
Targa Resources Partners LP, 4.88%, 02/01/31 2,609 2,604,877
TotalEnergies Capital International SA, 3.46%,
02/19/29 ....................... 185 181,703
TotalEnergies Capital SA
5.15% , 04/05/34 ................... 85 86,930
5.28% , 09/10/54 ................... 318 296,615
5.64% , 04/05/64 ................... 100 95,958
TotalEnergies Capital USA LLC
4.25% , 01/13/31 ................... 170 168,432
4.86% , 01/13/36 ................... 200 196,924
TransCanada PipeLines Ltd.
4.25% , 05/15/28 ................... 250 248,875
4.63% , 03/01/34 ................... 165 159,680
6.20% , 10/15/37 ................... 102 108,225
6.10% , 06/01/40 ................... 200 207,295
Transcontinental Gas Pipe Line Co. LLC
5.10% , 03/15/36
(b)
.................. 16 15,859
4.45% , 08/01/42 ................... 112 95,945
Valero Energy Corp.
7.50% , 04/15/32 ................... 100 113,174
5.15% , 03/10/36 ................... 94 92,663
3.65% , 12/01/51 ................... 100 67,877
Valero Energy Partners LP, 4.50%, 03/15/28 .. 158 158,033
Viper Energy Partners LLC
4.90% , 08/01/30 ................... 2,998 2,996,021
5.70% , 08/01/35 ................... 2,537 2,556,814
Western Midstream Operating LP
5.45% , 11/15/34 ................... 101 100,013
5.45% , 04/01/44 ................... 100 88,959
5.30% , 03/01/48 ................... 143 120,869
5.25% , 02/01/50
(c)
.................. 100 84,342
Williams Cos., Inc. (The)
4.63% , 06/30/30 ................... 148 147,865
8.75% , 03/15/32
(c)
.................. 200 237,524
5.15% , 03/15/34 ................... 175 175,225
5.30% , 09/30/35 ................... 159 158,852
4.90% , 01/15/45 ................... 402 351,645
5.30% , 08/15/52 ................... 286 257,305
174,190,716
Paper & Forest Products — 0.0%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ....................... 1,482 1,298,973
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The)
2.38% , 12/01/29 ................... 100 93,100
4.65% , 05/15/33 ................... 100 98,305
4.15% , 03/15/47 ................... 158 121,872

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Personal Care Products (continued)
Kenvue, Inc.
5.05% , 03/22/28 ................... USD 492 $ 499,508
4.85% , 05/22/32 ................... 110 111,172
923,957
Pharmaceuticals — 0.5%
Astrazeneca Finance LLC
4.88% , 03/03/28 ................... 148 150,271
4.85% , 02/26/29 ................... 123 125,122
5.00% , 02/26/34 ................... 173 175,543
AstraZeneca plc
4.00% , 01/17/29 ................... 405 404,052
1.38% , 08/06/30 ................... 107 94,422
6.45% , 09/15/37 ................... 223 249,220
4.00% , 09/18/42 ................... 100 84,120
BMS Ireland Capital Funding DAC, 4.29%,
11/10/45 ....................... EUR 959 1,073,451
Bristol-Myers Squibb Co.
4.90% , 02/22/29 ................... USD 352 359,463
5.75% , 02/01/31 ................... 100 105,597
5.10% , 02/22/31 ................... 245 251,847
5.90% , 11/15/33 ................... 307 329,064
5.50% , 02/22/44 ................... 546 535,516
6.25% , 11/15/53 ................... 100 106,166
5.55% , 02/22/54 ................... 381 366,867
5.65% , 02/22/64 ................... 138 133,707
Eli Lilly & Co.
3.38% , 03/15/29 ................... 372 364,650
4.20% , 08/14/29 ................... 968 968,917
4.75% , 02/12/30 ................... 161 163,917
4.25% , 03/15/31 ................... 100 99,521
4.90% , 02/12/32 ................... 100 102,222
4.55% , 10/15/32 ................... 90 90,042
4.70% , 02/27/33 ................... 100 100,715
5.55% , 03/15/37 ................... 102 107,523
4.88% , 02/27/53 ................... 226 201,901
5.55% , 10/15/55 ................... 225 222,106
5.10% , 02/09/64 ................... 119 107,044
5.60% , 02/12/65 ................... 113 110,590
Johnson & Johnson
6.95% , 09/01/29 ................... 373 408,318
4.90% , 06/01/31 ................... 151 156,024
4.85% , 03/01/32 ................... 100 102,837
3.40% , 01/15/38 ................... 306 265,278
5.85% , 07/15/38 ................... 89 96,951
4.50% , 12/05/43 ................... 295 271,971
3.50% , 01/15/48 ................... 100 75,509
2.45% , 09/01/60 ................... 102 54,665
Merck & Co., Inc.
4.15% , 03/15/31 ................... 86 85,039
6.50% , 12/01/33
(c)
.................. 278 308,797
6.55% , 09/15/37 ................... 550 618,787
3.60% , 09/15/42 ................... 261 207,203
5.50% , 03/15/46 ................... 205 200,832
5.70% , 09/15/55 ................... 227 225,242
5.55% , 12/04/55 ................... 110 106,821
5.70% , 12/04/65 ................... 160 155,448
Novartis Capital Corp.
3.80% , 09/18/29 ................... 100 98,702
4.60% , 11/05/35 ................... 121 118,569
4.40% , 05/06/44 ................... 433 379,562
4.70% , 09/18/54 ................... 100 87,360
Pfizer Investment Enterprises Pte. Ltd.
4.65% , 05/19/30 ................... 102 102,774
5.30% , 05/19/53 ................... 103 95,725
5.34% , 05/19/63 ................... 176 159,866
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Pfizer, Inc.
3.45% , 03/15/29 ................... USD 289 $ 284,092
2.63% , 04/01/30 ................... 227 212,548
1.75% , 08/18/31 ................... 510 445,330
4.50% , 11/15/32 ................... 433 429,446
4.88% , 11/15/35 ................... 297 294,035
7.20% , 03/15/39 ................... 437 510,837
5.60% , 09/15/40 ................... 196 200,791
4.13% , 12/15/46 ................... 69 55,559
4.20% , 09/15/48 ................... 470 378,826
5.70% , 11/15/65 ................... 100 96,550
Royalty Pharma plc
5.15% , 09/02/29 ................... 148 150,665
5.40% , 09/02/34 ................... 119 119,981
3.55% , 09/02/50 ................... 112 75,581
5.90% , 09/02/54 ................... 100 96,008
Takeda US Financing, Inc.
5.20% , 07/07/35 ................... 326 326,024
5.90% , 07/07/55 ................... 200 199,065
Zoetis, Inc.
3.00% , 09/12/27 ................... 240 235,938
4.15% , 08/17/28 ................... 100 99,689
5.00% , 08/17/35 ................... 100 99,186
4.70% , 02/01/43 ................... 100 89,172
15,965,179
Professional Services — 0.0%
Verisk Analytics, Inc.
4.45% , 03/15/31 ................... 140 137,672
5.25% , 06/05/34 ................... 100 99,598
237,270
Residential REITs — 0.2%
American Homes 4 Rent LP
4.95% , 06/15/30 ................... 100 100,366
5.50% , 02/01/34 ................... 123 124,076
5.50% , 07/15/34 ................... 100 100,035
AvalonBay Communities, Inc., 3.90%, 10/15/46 424 327,656
Camden Property Trust, 3.15%, 07/01/29 .... 269 257,989
ERP Operating LP
3.50% , 03/01/28 ................... 131 129,030
4.50% , 06/01/45 ................... 100 84,936
Essex Portfolio LP, 5.50%, 04/01/34 ....... 200 202,509
Invitation Homes Operating Partnership LP
4.95% , 01/15/33 ................... 100 97,657
5.50% , 08/15/33 ................... 100 100,132
Mid-America Apartments LP, 5.00%, 03/15/34 . 100 99,346
Store Capital LLC
5.40% , 04/30/30 ................... 2,894 2,907,327
2.75% , 11/18/30 ................... 1,472 1,324,129
UDR, Inc., 2.10%, 06/15/33 ............. 153 125,852
5,981,040
Retail REITs — 0.1%
Brixmor Operating Partnership LP, 4.85%,
02/15/33 ....................... 130 127,694
Kimco Realty OP LLC, 4.85%, 03/01/35 ..... 104 101,878
Link Finance Cayman 2009 Ltd. (The), 4.88%,
02/02/36
(d)
...................... 410 403,752
NNN REIT, Inc.
4.30% , 10/15/28 ................... 215 214,201
5.50% , 06/15/34 ................... 114 115,733
Realty Income Corp.
3.65% , 01/15/28 ................... 178 175,908
2.10% , 03/15/28 ................... 543 520,301
2.20% , 06/15/28 ................... 100 95,480
4.50% , 02/01/33 ................... 224 218,371

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs (continued)
Regency Centers LP, 4.50%, 03/15/33 ...... USD 105 $ 102,389
Vicinity Centres Trust, 5.84%, 03/03/36
(d)
.... AUD 330 220,291
2,295,998
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.
4.25% , 06/15/28 ................... USD 37 37,059
5.30% , 04/01/54 ................... 100 94,910
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $2,507,000), 6.50%, 03/20/45
(e) (g)
..... 2,507 2,632,350
Applied Materials, Inc., 5.85%, 06/15/41 ..... 158 164,833
Broadcom, Inc.
5.05% , 07/12/29 ................... 387 395,001
4.20% , 10/15/30 ................... 253 250,060
5.15% , 11/15/31 ................... 830 851,437
2.60% , 02/15/33 ................... 771 674,137
4.80% , 10/15/34 ................... 1,439 1,417,209
3.50% , 02/15/41 ................... 181 144,404
Intel Corp.
3.15% , 05/11/27 ................... 1,086 1,070,552
3.75% , 08/05/27 ................... 100 99,155
5.13% , 02/10/30 ................... 257 260,294
4.00% , 12/15/32 ................... 522 491,644
4.25% , 12/15/42 ................... 162 130,183
4.90% , 07/29/45 ................... 240 202,351
4.10% , 05/19/46 ................... 52 38,980
4.10% , 05/11/47 ................... 100 74,610
5.70% , 02/10/53 ................... 191 175,866
3.10% , 02/15/60 ................... 444 245,273
4.95% , 03/25/60 ................... 123 98,859
5.05% , 08/05/62 ................... 100 80,838
KLA Corp.
4.70% , 02/01/34 ................... 132 130,828
4.95% , 07/15/52 ................... 117 104,725
Micron Technology, Inc.
5.65% , 11/01/32 ................... 100 105,563
5.88% , 09/15/33 ................... 100 106,880
5.80% , 01/15/35 ................... 100 106,474
NVIDIA Corp., 3.50%, 04/01/40 .......... 231 192,341
NXP BV
2.50% , 05/11/31 ................... 137 123,089
5.00% , 01/15/33 ................... 141 140,059
3.25% , 05/11/41 ................... 120 88,231
QUALCOMM, Inc.
1.65% , 05/20/32 ................... 100 84,697
4.65% , 05/20/35 ................... 154 151,655
4.30% , 05/20/47 ................... 200 162,348
4.50% , 05/20/52 ................... 200 163,848
Texas Instruments, Inc.
4.50% , 05/23/30 ................... 100 100,460
4.85% , 02/08/34 ................... 180 181,631
3.88% , 03/15/39 ................... 37 32,295
4.10% , 08/16/52 ................... 130 100,989
5.00% , 03/14/53 ................... 112 101,026
5.05% , 05/18/63 ................... 147 129,154
11,936,298
Software — 1.4%
AppLovin Corp.
5.13% , 12/01/29 ................... 1,927 1,938,181
5.38% , 12/01/31 ................... 6,595 6,659,709
5.95% , 12/01/54 ................... 1,882 1,709,492
Intuit, Inc., 5.20%, 09/15/33 ............. 100 101,734
Microsoft Corp.
5.20% , 06/01/39 ................... 690 714,947
2.53% , 06/01/50 ................... 418 250,635
Security
Par (000)
Par (000) Value
Software (continued)
2.92% , 03/17/52 ................... USD 3,763 $ 2,420,092
4.00% , 02/12/55 ................... 100 78,009
3.95% , 08/08/56 ................... 100 76,445
Oracle Corp.
2.80% , 04/01/27 ................... 111 109,095
4.80% , 08/03/28 ................... 172 172,073
3.25% , 05/15/30 ................... 117 108,151
4.45% , 09/26/30 ................... 283 272,722
4.95% , 02/04/31 ................... 464 453,996
4.80% , 09/26/32 ................... 611 581,885
4.70% , 09/27/34 ................... 188 171,572
3.90% , 05/15/35 ................... 971 822,074
5.70% , 02/04/36 ................... 295 283,639
6.55% , 02/04/46 ................... 589 549,511
4.00% , 11/15/47 ................... 827 547,304
6.90% , 11/09/52 ................... 932 879,928
5.55% , 02/06/53 ................... 659 525,790
5.38% , 09/27/54 ................... 187 144,649
6.00% , 08/03/55 ................... 1,173 983,423
5.95% , 09/26/55 ................... 6,336 5,330,291
6.70% , 02/04/56 ................... 1,203 1,116,508
4.10% , 03/25/61 ................... 1,477 908,214
6.13% , 08/03/65 ................... 2,171 1,805,978
6.10% , 09/26/65 ................... 3,414 2,830,826
6.85% , 02/04/66 ................... 216 198,574
Roper Technologies, Inc.
4.20% , 09/15/28 ................... 170 168,953
4.45% , 09/15/30 ................... 116 114,236
4.90% , 10/15/34 ................... 127 122,624
Salesforce, Inc.
4.50% , 03/15/28 ................... 2,248 2,248,579
4.90% , 09/15/31 ................... 588 587,167
5.20% , 03/15/33 ................... 5,238 5,229,055
5.55% , 03/15/36 ................... 3,051 3,041,510
6.40% , 03/15/46 ................... 60 60,415
6.55% , 03/15/56 ................... 876 879,039
6.70% , 03/15/66 ................... 876 890,377
Synopsys, Inc.
4.65% , 04/01/28 ................... 747 749,740
4.85% , 04/01/30 ................... 30 30,221
5.15% , 04/01/35 ................... 100 100,191
5.70% , 04/01/55 ................... 100 95,608
Workday, Inc., 3.80%, 04/01/32 .......... 174 161,518
47,224,680
Specialized REITs — 0.2%
American Tower Corp.
1.88% , 10/15/30 ................... 787 694,580
4.63% , 05/16/31 ................... EUR 1,027 1,226,027
5.45% , 02/15/34 ................... USD 405 411,708
Crown Castle, Inc.
3.65% , 09/01/27 ................... 140 138,324
5.00% , 01/11/28 ................... 116 116,832
4.30% , 02/15/29 ................... 151 149,202
5.60% , 06/01/29 ................... 220 225,209
2.10% , 04/01/31 ................... 100 87,128
2.50% , 07/15/31 ................... 499 439,591
5.10% , 05/01/33 ................... 100 98,586
CubeSmart LP, 4.38%, 02/15/29 .......... 183 181,731
Equinix, Inc.
2.50% , 05/15/31 ................... 1,507 1,345,101
3.40% , 02/15/52 ................... 121 79,775
Extra Space Storage LP
4.00% , 06/15/29 ................... 189 185,983
5.50% , 07/01/30 ................... 470 482,124

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Public Storage Operating Co.
1.85% , 05/01/28 ................... USD 146 $ 139,092
2.30% , 05/01/31 ................... 129 115,757
Weyerhaeuser Co., 3.38%, 03/09/33 ....... 100 90,034
6,206,784
Specialty Retail — 0.1%
AutoNation, Inc., 2.40%, 08/01/31 ......... 100 87,373
AutoZone, Inc., 6.55%, 11/01/33 .......... 100 108,841
Home Depot, Inc. (The), 5.40%, 09/15/40 .... 488 489,442
Lowe's Cos., Inc.
3.10% , 05/03/27 ................... 1,288 1,272,638
6.50% , 03/15/29 ................... 282 297,629
2.63% , 04/01/31 ................... 274 248,959
4.50% , 10/15/32 ................... 113 111,057
5.15% , 07/01/33 ................... 221 223,526
4.85% , 10/15/35 ................... 61 59,404
5.00% , 04/15/40 ................... 134 126,643
3.70% , 04/15/46 ................... 99 72,918
4.55% , 04/05/49 ................... 114 93,375
5.13% , 04/15/50 ................... 100 88,355
4.25% , 04/01/52 ................... 96 73,581
5.63% , 04/15/53 ................... 18 17,017
4.45% , 04/01/62 ................... 126 95,364
3,466,122
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
4.20% , 05/12/30 ................... 663 666,428
1.25% , 08/20/30 ................... 228 201,922
3.45% , 02/09/45 ................... 534 408,049
4.25% , 02/09/47 ................... 100 83,746
3.75% , 09/12/47 ................... 599 463,176
2.95% , 09/11/49 ................... 1,034 677,238
2.65% , 02/08/51 ................... 1,467 887,827
2.70% , 08/05/51 ................... 106 64,919
4.10% , 08/08/62 ................... 178 135,542
Dell International LLC
4.50% , 02/15/31 ................... 128 126,487
5.40% , 04/15/34 ................... 347 350,124
8.10% , 07/15/36 ................... 260 309,053
8.35% , 07/15/46 ................... 134 165,863
Hewlett Packard Enterprise Co.
4.40% , 09/25/27 ................... 100 99,852
4.85% , 10/15/31 ................... 221 219,510
6.20% , 10/15/35
(c)
.................. 50 53,014
6.35% , 10/15/45
(c)
.................. 122 121,803
5.60% , 10/15/54 ................... 107 95,515
HP, Inc.
4.00% , 04/15/29 ................... 164 161,139
5.40% , 04/25/30 ................... 100 102,101
2.65% , 06/17/31 ................... 113 100,497
4.20% , 04/15/32 ................... 131 124,572
NetApp, Inc., 5.50%, 03/17/32 ........... 100 102,317
5,720,694
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
3.88% , 11/01/45 ................... 100 78,262
3.38% , 11/01/46 ................... 116 83,115
161,377
Tobacco — 0.1%
Altria Group, Inc.
5.80% , 02/14/39 ................... 111 111,438
4.25% , 08/09/42 ................... 519 422,782
4.45% , 05/06/50 ................... 200 156,265
Security
Par (000)
Par (000) Value
Tobacco (continued)
3.70% , 02/04/51 ................... USD 170 $ 117,020
BAT Capital Corp., 5.65%, 03/16/52 ....... 1,099 1,018,073
Philip Morris International, Inc.
4.88% , 02/15/28 ................... 425 429,348
5.13% , 02/15/30 ................... 208 212,231
1.75% , 11/01/30 ................... 232 205,432
4.75% , 11/01/31 ................... 153 153,696
4.25% , 10/29/32 ................... 148 143,371
5.38% , 02/15/33 ................... 100 102,774
5.63% , 09/07/33 ................... 108 112,682
6.38% , 05/16/38 ................... 251 273,592
3.88% , 08/21/42 ................... 100 80,249
4.25% , 11/10/44 ................... 207 171,442
Reynolds American, Inc.
8.13% , 05/01/40 ................... 202 240,401
7.00% , 08/04/41 ................... 345 362,566
4,313,362
Trading Companies & Distributors — 0.1%
Air Lease Corp.
4.63% , 10/01/28 ................... 377 375,281
5.20% , 07/15/31 ................... 101 101,216
GATX Corp.
4.70% , 04/01/29 ................... 100 100,158
6.05% , 03/15/34 ................... 100 105,014
6.90% , 05/01/34 ................... 228 249,959
IMCD NV, 4.88%, 09/18/28
(d)
............ EUR 1,395 1,648,061
2,579,689
Transportation Infrastructure — 0.0%
DP World Ltd., 6.85%, 07/02/37
(d)
......... USD 1,160 1,232,349
Water Utilities — 0.0%
American Water Capital Corp.
2.95% , 09/01/27 ................... 245 240,671
5.25% , 03/01/35 ................... 149 151,396
3.75% , 09/01/47 ................... 105 78,124
5.70% , 09/01/55 ................... 190 185,893
Severn Trent Utilities Finance plc, 4.25%,
01/29/40
(d)
...................... EUR 370 415,794
1,071,878
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc.
3.20% , 03/15/27 ................... USD 100 98,765
3.80% , 03/15/32 ................... 100 93,348
7.50% , 08/15/38 ................... 295 336,484
4.50% , 03/15/42 ................... 153 129,023
Telefonica Europe BV, 8.25%, 09/15/30 ..... 172 194,973
T-Mobile USA, Inc.
2.05% , 02/15/28 ................... 113 108,387
2.40% , 03/15/29 ................... 159 150,022
3.50% , 04/15/31 ................... 544 514,504
5.75% , 01/15/34 ................... 669 697,638
5.30% , 05/15/35 ................... 215 216,777
4.38% , 04/15/40 ................... 100 87,901
5.50% , 01/15/55 ................... 100 91,713
3.60% , 11/15/60 ................... 1,601 1,039,107
Vodafone Group plc
6.25% , 11/30/32 ................... 100 106,882
5.00% , 05/30/38 ................... 48 46,871
4.38% , 02/19/43 ................... 100 83,678
4.25% , 09/17/50 ................... 308 236,551
5.63% , 02/10/53 ................... 142 132,604

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
5.88% , 06/28/64 ................... USD 106 $ 100,624
4,465,852
Total Corporate Bonds — 22 .2%
(Cost: $ 772,056,116 ) .............................. 764,441,651
Fixed Rate Loan Interests
IT Services — 0.3%
Indigo, Delayed Draw 1st Lien Term Loan ,
0.00%
,
03/18/32 ................... 9,943 9,918,142
Total Fixed Rate Loan Interests — 0 .3%
(Cost: $ 9,843,570 ) ............................... 9,918,142
Foreign Agency Obligations
Australia — 0.0%
NBN Co. Ltd. , 5.85% , 03/19/36
(d)
.......... AUD 260 177,534
Chile — 0.1%
Corp. Nacional del Cobre de Chile , 6.44% ,
01/26/36
(d)
....................... USD 1,224 1,288,168
Hungary — 0.0%
MVM Energetika Zrt. , 6.50% , 03/13/31
(d)
..... 1,244 1,283,653
Total Foreign Agency Obligations — 0 .1%
(Cost: $ 2,740,907 ) ............................... 2,749,355
Foreign Government Obligations
Indonesia — 0.1%
Republic of Indonesia
2.85% , 02/14/30 ................... 1,918 1,779,904
3.05% , 03/12/51 ................... 2,624 1,640,000
3,419,904
Mexico — 0.6%
United Mexican States
2.66% , 05/24/31 ................... 4,749 4,190,993
4.88% , 05/19/33 ................... 666 631,035
3.50% , 02/12/34 ................... 5,414 4,609,317
6.35% , 02/09/35 ................... 4,064 4,155,440
6.88% , 05/13/37 ................... 4,142 4,334,603
4.50% , 01/31/50 ................... 5,805 4,272,480
22,193,868
Panama — 0.0%
Republic of Panama , 3.88% , 03/17/28 ....... 1,275 1,253,325
Peru — 0.1%
Republic of Peru , 3.55% , 03/10/51 ......... 2,839 1,933,359
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 ................... 3,147 3,065,304
3.20% , 07/06/46 ................... 2,747 1,887,189
4,952,493
Spain — 0.1%
Bonos y Obligaciones del Estado , 2.60% ,
05/31/31 ........................ EUR 1,564 1,773,098
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 ................... USD 1,209 1,213,707
5.10% , 06/18/50 ................... 2,079 1,907,467
3,121,174
Total Foreign Government Obligations — 1 .1%
(Cost: $ 44,168,494 ) ............................... 38,647,221
Security
Shares
Shares Value
Investment Companies
(h)
iShares AAA CLO Active ETF ............. 100,000 $ 5,183,500
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(i)
....................... 430,500 46,920,195
Total Investment Companies — 1 .5%
(Cost: $ 52,004,426 ) ............................... 52,103,695
Par (000)
Par (000)
Municipal Bonds
California — 0 .3%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 ................... USD 1,037 1,166,712
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 ........... 980 1,058,464
State of California
Series 2018 , GO , 4.60% , 04/01/38 ....... 4,110 4,157,870
Series 2009 , GO , 7.55% , 04/01/39 ....... 1,300 1,543,194
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 .................. 425 346,672
8,272,912
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 .......... 649 695,750
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ................... 3,290 3,350,722
New Jersey — 0.0%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ................ 665 786,047
New York — 0.0%
Metropolitan Transportation Authority
Series 2010A , RB , 6.67% , 11/15/39 ...... 270 288,408
Series 2010E , RB , 6.81% , 11/15/40 ...... 360 392,852
New York City Municipal Water Finance Authority ,
Series 2011CC , RB , 5.88% , 06/15/44 ..... 440 442,697
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 ........... 320 318,643
Port Authority of New York & New Jersey , Series
2014-181 , RB , 4.96% , 08/01/46 ......... 1,035 970,209
2,412,809
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ................ 765 954,437
Texas — 0 .2%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ...... 1,095 1,119,755
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ................... 1,158 1,185,847
2,305,602
Total Municipal Bonds — 0 .6%
(Cost: $ 20,931,951 ) ............................... 18,778,279
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.4%
A&D Mortgage Trust
(b)
Series 2023-NQM5, Class A1, 7.05%,
11/25/68
(c)
..................... 1,354 1,364,081
Series 2024-NQM5, Class A1, 5.70%,
11/25/69 ...................... 436 437,611

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-NQM5, Class M1, 6.52%,
11/25/69
(a)
..................... USD 380 $ 381,662
Series 2026-NQM1, Class A1, 4.91%,
02/25/71
(a)
..................... 2,085 2,065,298
Series 2026-NQM2, Class A1, 4.81%,
03/25/71
(a)
..................... 5,970 5,906,217
Angel Oak Mortgage Trust
(b)
Series 2020-3, Class A3, 2.87%, 04/25/65
(a)
. 259 252,213
Series 2020-4, Class A3, 2.81%, 06/25/65
(a)
. 73 71,923
Series 2021-2, Class A1, 0.98%, 04/25/66
(a)
. 552 478,149
Series 2022-2, Class A1, 4.04%, 01/25/67
(a)
. 69 66,070
Series 2023-7, Class A1, 4.80%, 11/25/67
(c)
. 2,016 2,004,699
Series 2024-1, Class A1, 5.21%, 08/25/68
(c)
. 608 606,990
Series 2024-10, Class A1, 5.35%, 10/25/69
(c)
350 349,781
Series 2024-11, Class A1, 5.70%, 08/25/69
(c)
578 580,868
Series 2025-1, Class A1, 5.69%, 01/25/70
(c)
. 1,458 1,465,565
Series 2025-2, Class A1, 5.64%, 02/25/70
(c)
. 3,528 3,544,714
Series 2025-8, Class A1, 5.41%, 07/25/70
(c)
. 1,470 1,473,334
Series 2026-2, Class A1LC, 4.80%, 02/25/71
(c)
938 925,558
Arroyo Mortgage Trust, Series 2022-1, Class A3,
3.65%, 12/25/56
(b)
.................. 3,785 3,089,245
Aspire Mortgage Trust, Series 2026-1, Class A1,
4.85%, 01/25/66
(a) (b)
................. 6,000 5,958,443
Atlas Funding plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.28%, 09/20/61 ................. GBP 103 136,816
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
5.93%, 09/20/61 ................. 100 134,588
Barclays Mortgage Loan Trust
(b)
Series 2022-NQM1, Class A1, 4.55%,
07/25/52
(c)
..................... USD 1,586 1,574,020
Series 2025-NQM1, Class A1, 5.66%,
01/25/65
(c)
..................... 6,858 6,901,266
Series 2026-NQM2, Class A1, 4.70%,
12/25/65
(a)
..................... 5,172 5,102,461
Bletchley Park Funding plc, Series 2025-1, Class
D, (Sterling Overnight Index Average at 0.00%
Floor + 1.88%), 5.61%, 01/27/70
(a) (d)
...... GBP 176 232,143
Braccan Mortgage Funding plc
(a)(d)
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.28%, 01/17/68 ................. 100 132,244
Series 2025-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.68%, 01/17/68 ................. 100 132,283
Series 2026-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.85%),
5.58%, 04/17/68 ................. 100 132,359
BRAVO Residential Funding Trust, Series 2025-
NQM2, Class A1, 5.68%, 11/25/64
(b) (c)
..... USD 4,240 4,262,666
Castell plc
(a)(d)
Series 2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.28%, 01/27/62 ................. GBP 100 132,821
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
5.73%, 01/27/62 ................. 100 133,311
Series 2026-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
1.00%, 12/27/62 ................. 100 132,124
CFMT LLC, Series 2024-R1, Class A1, 4.00%,
10/25/54
(b) (c)
...................... USD 194 190,641
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Cheshire plc, Series 2025-1, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.35%), 5.08%, 06/28/48
(a) (d)
........... GBP 180 $ 237,390
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (1-mo. CME Term SOFR
at 0.54% Floor and 11.50% Cap + 0.65%),
4.33%, 02/25/35
(a)
.................. USD 62 60,735
CIM Trust
(b)
Series 2025-I1, Class A1, 5.65%, 10/25/69
(c)
2,773 2,790,741
Series 2025-I1, Class M1, 6.44%, 10/25/69
(a)
2,739 2,754,353
Citadel plc
(a)(d)
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
5.18%, 04/28/60 ................. GBP 100 132,860
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.48%, 04/28/60 ................. 100 132,873
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.45%),
6.18%, 04/28/60 ................. 109 145,649
COLT Mortgage Loan Trust
(b)
Series 2021-5, Class A1, 1.73%, 11/26/66
(a)
. USD 773 701,988
Series 2024-6, Class A1, 5.39%, 11/25/69
(c)
. 490 491,040
Series 2025-11, Class A1, 5.05%, 11/25/70
(a)
1,161 1,157,507
Series 2025-7, Class A1, 5.47%, 06/25/70
(c)
. 1,505 1,509,272
Series 2025-8, Class A1, 5.48%, 08/25/70
(c)
. 843 845,547
Cross Mortgage Trust
(b)
Series 2024-H7, Class A1, 5.59%, 11/25/69
(a)
1,086 1,089,303
Series 2025-H1, Class A1, 5.74%, 02/25/70
(a)
9,433 9,484,635
Series 2025-H1, Class M1, 6.48%, 02/25/70
(a)
2,901 2,917,191
Series 2025-H2, Class A1, 5.36%, 03/25/70
(a)
963 963,713
Series 2025-H2, Class M1, 6.13%, 03/25/70
(a)
3,345 3,348,271
Series 2025-H8, Class A1A, 5.00%,
11/25/70
(c)
..................... 871 866,975
CSMC Trust
(a)(b)
Series 2021-NQM8, Class M1, 3.26%,
10/25/66 ...................... 175 133,730
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ...................... 1,589 1,572,727
Deephaven Residential Mortgage Trust
(b)
Series 2022-2, Class A1, 5.30%, 03/25/67
(a)
. 2,890 2,817,735
Series 2022-2, Class M1, 4.30%, 03/25/67
(a)
312 279,200
Series 2022-3, Class M1, 5.27%, 07/25/67
(a)
634 610,900
Series 2024-1, Class A1, 5.74%, 07/25/69
(c)
. 359 362,034
Series 2025-INV1, Class A1, 5.09%,
11/25/60
(a)
..................... 1,037 1,033,845
Series 2026-INV1, Class A1, 4.80%,
12/25/70
(a)
..................... 3,457 3,428,901
East One plc
(a)(d)
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 02/25/58 ................. GBP 100 132,048
Series 2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 02/25/58 ................. 139 184,175
Edenbrook Mortgage Funding plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.68%, 03/22/57 ................. 330 442,206
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.55%),
6.28%, 03/22/57 ................. 191 256,766
Ellington Financial Mortgage Trust
(b)
Series 2024-INV2, Class A1, 5.03%,
10/25/69
(c)
..................... USD 5,043 5,025,947

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-NQM1, Class A1A, 5.71%,
11/25/69
(c)
..................... USD 643 $ 646,622
Series 2025-INV1, Class A1, 5.63%,
03/25/70
(c)
..................... 4,912 4,931,682
Series 2025-INV3, Class A1, 5.44%,
07/25/70
(c)
..................... 2,260 2,264,709
Series 2025-NQM5, Class A1, 5.03%,
11/25/70
(a)
..................... 878 873,275
Series 2026-INV2, Class A1, 4.68%,
02/25/71
(a)
..................... 2,481 2,448,593
Series 2026-NQM1, Class A1, 4.77%,
02/25/71
(a)
..................... 3,967 3,928,110
Series 2026-NQM1, Class A1LC, 4.96%,
02/25/71
(c)
..................... 481 477,527
Series 2026-NQM3, Class A1, 5.03%,
03/25/71
(a)
..................... 7,500 7,451,760
Elstree Mix plc, Series 261-MIX, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 1.50%), 0.00%, 09/21/66
(a) (d)
...... GBP 100 131,999
Exmoor Funding plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 03/25/94 ................. 110 146,405
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
6.53%, 03/25/94 ................. 100 133,694
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.38%),
6.11%, 03/25/95 ................. 104 137,362
Fairbridge BV, Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor + 1.80%), 3.82%,
02/24/62
(a) (d)
...................... EUR 90 104,131
GCAT Trust
(b)
Series 2021-NQM3, Class B1, 3.47%,
05/25/66
(a)
..................... USD 328 246,561
Series 2023-NQM4, Class A1, 4.25%,
05/25/67
(a)
..................... 1,101 1,038,375
Series 2025-NQM4, Class A1, 0.00%,
06/25/70
(c)
..................... 1,069 1,072,304
Series 2026-NQM1, Class A1A, 4.79%,
12/25/70
(c)
..................... 5,312 5,258,043
GS Mortgage-Backed Securities Trust
(b)
Series 2022-NQM1, Class A4, 4.00%,
05/25/62
(a)
..................... 113 105,499
Series 2025-DSC2, Class A1, 5.04%,
01/25/66
(c)
..................... 340 339,032
Series 2025-NQM5, Class A1, 5.01%,
07/25/65
(c)
..................... 602 599,230
Series 2026-DSC1, Class A1, 4.73%,
05/25/66
(c)
..................... 4,941 4,895,270
Series 2026-NQM1, Class A1, 4.87%,
03/25/66
(a)
..................... 731 726,152
Series 2026-NQM2, Class ALCF, 5.00%,
11/25/61
(c)
..................... 134 132,693
Homes Trust
(b)
Series 2024-NQM2, Class A1, 5.72%,
10/25/69
(c)
..................... 734 737,172
Series 2025-AFC1, Class A1, 5.73%,
01/25/60
(c)
..................... 6,964 6,994,552
Series 2025-NQM1, Class M1, 6.52%,
01/25/70
(a)
..................... 3,600 3,622,000
Series 2025-NQM2, Class A1, 5.42%,
02/25/70
(c)
..................... 1,117 1,119,035
Series 2025-NQM5, Class A1, 5.03%,
09/25/70
(a)
..................... 962 956,866
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Impac CMB Trust, Series 2007-A, Class A,
(1-mo. CME Term SOFR at 0.50% Floor and
11.50% Cap + 0.61%), 4.29%, 05/25/37
(a) (b)
. USD 354 $ 348,546
J.P. Morgan Mortgage Trust
(b)
Series 2021-11, Class A5, 2.50%, 01/25/52
(a)
3,300 2,256,817
Series 2021-INV7, Class A3A, 2.50%,
02/25/52
(a)
..................... 7,755 6,987,322
Series 2021-INV7, Class A4A, 2.50%,
02/25/52
(a)
..................... 4,034 2,768,488
Series 2021-INV7, Class A5A, 2.50%,
02/25/52
(a)
..................... 1,792 1,478,061
Series 2025-NQM5, Class A1LC, 5.02%,
05/25/66
(c)
..................... 297 294,775
Series 2025-VIS1, Class M1, 6.41%,
08/25/55
(a)
..................... 3,151 3,167,699
Series 2026-NQM1, Class A1LC, 4.93%,
06/25/66
(c)
..................... 1,934 1,917,778
Series 2026-VIS1, Class A1LC, 4.90%,
06/25/66
(c)
..................... 659 652,685
Jupiter Mortgage No. 1 plc, Series 1X, Class DR,
(Sterling Overnight Index Average at 0.00%
Floor + 3.00%), 6.75%, 07/20/55
(a) (d)
...... GBP 349 464,851
Mello Mortgage Capital Acceptance, Series 2021-
MTG3, Class A22, 2.50%, 07/01/51
(a) (b)
.... USD 2,000 1,384,448
Meridian Funding plc, Series 2025-1, Class D,
(Sterling Overnight Index Average at 0.00%
Floor + 2.05%), 5.78%, 02/20/68
(a) (d)
...... GBP 159 210,070
MFA Trust
(b)
Series 2020-NQM1, Class A3, 3.30%,
08/25/49
(a)
..................... USD 111 107,680
Series 2022-NQM1, Class M1, 4.30%,
12/25/66
(a)
..................... 597 535,373
Series 2025-NQM3, Class A1, 5.26%,
08/25/70
(c)
..................... 2,101 2,099,168
Series 2026-NQM1, Class A1, 5.05%,
02/25/71
(a)
..................... 6,873 6,830,832
Miltonia Mortgage Finance SRL, Series 1, Class
B, (3-mo. EURIBOR at 0.00% Floor + 1.30%),
3.34%, 04/28/62
(a) (d)
................. EUR 351 406,083
Morgan Stanley Residential Mortgage Loan
Trust
(b)
Series 2014-1A, Class B3, 5.88%, 06/25/44
(a)
USD 121 122,104
Series 2024-NQM3, Class A1, 5.04%,
07/25/69
(a)
..................... 3,781 3,769,915
Series 2025-DSC2, Class A1, (SOFR 30 day
Average + 0.00%), 5.44%, 07/25/70
(a)
... 2,758 2,765,489
Series 2025-NQM1, Class A1, 5.74%,
11/25/69
(a)
..................... 4,502 4,541,572
Series 2025-NQM1, Class M1, 6.50%,
11/25/69
(a)
..................... 2,122 2,141,071
Series 2026-DSC1, Class A1LC, 4.93%,
01/25/71
(c)
..................... 2,000 1,987,937
Series 2026-NQM2, Class A1, 4.73%,
01/26/71
(a)
..................... 1,417 1,403,425
Series 2026-NQM3, Class A1LC, 5.28%,
03/25/71
(c)
..................... 3,350 3,349,980
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. CME Term
SOFR at 0.34% Floor and 9.00% Cap +
0.45%), 4.12%, 04/16/36
(a) (b)
........... 843 831,170
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 4.57%, 11/25/34
(a)
.. 149 146,058

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Mortimer 2024-Mix plc
(a)(d)
Series 2024-MIX, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.28%, 09/22/67 ................. GBP 110 $ 145,777
Series 2024-MIX, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
5.83%, 09/22/67 ................. 100 133,370
Mortimer plc, Series 2025-1, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
1.85%), 5.58%, 09/22/70
(a) (d)
........... 100 132,476
New Residential Mortgage Loan Trust
(b)
Series 2019-2A, Class A1, 4.25%, 12/25/57
(a)
USD 113 110,319
Series 2025-NQM1, Class A1, 5.64%,
01/25/65
(c)
..................... 3,136 3,167,749
Series 2025-NQM1, Class M1, 6.47%,
01/25/65
(a)
..................... 1,671 1,695,711
Series 2025-NQM4, Class A1, 5.35%,
07/25/65
(a)
..................... 1,000 1,000,292
Series 2025-NQM5, Class A1, 5.11%,
08/25/65
(a)
..................... 566 564,133
Series 2026-NQM1, Class A1, 4.82%,
11/25/65
(a)
..................... 970 961,230
Series 2026-NQM3, Class A1, 4.83%,
02/25/66
(a)
..................... 5,507 5,455,341
NYMT Loan Trust
(b)
Series 2024-INV1, Class A1, 5.38%,
06/25/69
(a)
..................... 127 127,579
Series 2026-INV1, Class A1, 4.77%,
02/25/61
(a)
..................... 2,723 2,706,766
Series 2026-INV1, Class A1LC, 4.94%,
02/25/61
(c)
..................... 792 788,666
OBX Trust
(b)(c)
Series 2024-NQM14, Class A1, 4.94%,
09/25/64 ...................... 1,841 1,836,981
Series 2025-NQM3, Class A1, 5.65%,
12/01/64 ...................... 2,338 2,350,423
Pierpont BTL plc
(a)(d)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
5.93%, 09/21/61 ................. GBP 100 132,576
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.85%),
5.58%, 03/21/62 ................. 100 133,139
Polaris plc
(a)(d)
Series 2025-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 10/27/69 ................. 100 131,932
Series 2025-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.38%, 10/27/69 ................. 100 131,944
PRET Trust, Series 2025-RPL1, Class A1,
4.00%, 07/25/69
(b) (c)
................. USD 6,271 6,096,012
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%, 11/25/56 218 192,817
Series 2022-AFC1, Class A1A, 4.10%,
04/25/57 ...................... 211 210,500
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ...................... 1,482 1,477,456
PRPM Trust
(b)
Series 2025-NQM1, Class A1, 5.80%,
11/25/69
(c)
..................... 3,553 3,572,144
Series 2025-NQM1, Class M1A, 6.64%,
11/25/69
(a)
..................... 1,878 1,894,531
Series 2025-NQM3, Class A1, 5.61%,
05/25/70
(a)
..................... 2,230 2,238,228
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM5, Class A1A, 5.18%,
10/25/70
(c)
..................... USD 862 $ 860,023
Series 2025-NQM6, Class A1, 4.99%,
12/25/70
(a)
..................... 971 964,215
Series 2026-NQM1, Class A1, 5.13%,
02/25/71
(a)
..................... 7,375 7,346,924
Series 2026-NQM1, Class A1LC, 5.22%,
02/25/71
(c)
..................... 2,000 1,975,729
Rate Mortgage Trust, Series 2021-J1, Class A7,
2.50%, 07/25/51
(a) (b)
................. 6,442 5,762,920
RCKT Mortgage Trust, Series 2024-CES8, Class
A1A, 5.49%, 11/25/44
(b) (c)
............. 281 281,786
Residential Mortgage Loan Trust, Series 2020-2,
Class M1, 3.57%, 05/25/60
(a) (b)
.......... 1,680 1,622,792
Santander Mortgage Asset Receivable Trust
(a)(b)
Series 2025-NQM6, Class A1, 5.14%,
11/25/65 ...................... 666 663,658
Series 2026-NQM1, Class A1, 4.95%,
11/25/65 ...................... 482 478,378
Sequoia Mortgage Trust, Series 2026-HYB1,
Class A1A, 4.67%, 04/25/56
(a) (b)
......... 2,500 2,456,764
SG Residential Mortgage Trust
(b)
Series 2021-1, Class A1, 1.16%, 07/25/61
(a)
. 736 619,335
Series 2025-1, Class A1, 5.10%, 12/25/65
(a)
. 943 939,260
Series 2025-1, Class ALCF, 5.23%, 12/25/65 185 184,719
Series 2026-1, Class A1, 4.78%, 01/25/66
(a)
. 1,877 1,859,531
Series 2026-2, Class A1, 5.25%, 04/25/66
(a)
. 4,736 4,732,016
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A3, 4.10%, 07/25/57
(b) (c)
...... 408 399,368
Stratton Mortgage Funding plc, Series 2024-3,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.50%), 5.23%, 06/25/49
(a) (d)
. GBP 100 132,373
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A, 3.36%,
04/25/31
(b)
....................... USD 21 21,091
Together Asset-Backed Securitisation plc
(a)(d)
Series 2025-2ND1X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
1.95%), 5.68%, 09/12/56 ........... GBP 100 132,144
Series 2025-CRE1, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.50%), 5.23%, 01/15/57 ........... 158 210,244
Series 2025-CRE1, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.80%), 5.53%, 01/15/57 ........... 100 133,603
Tower Bridge Funding plc
(a)(d)
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 12/20/66 ................. 100 132,336
Series 2024-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 12/20/66 ................. 100 132,777
Turquoise V Trust
(a)(d)
Series 2026-1, Class C, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.60%), 5.55%, 06/12/67 ...... AUD 500 343,813
Series 2026-1, Class D, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.85%), 5.80%, 06/12/67 ...... 500 343,243
UWM Mortgage Trust, Series 2021-1, Class A4,
2.50%, 06/25/51
(a) (b)
................. USD 3,497 3,137,244
Verus Securitization Trust
(b)
Series 2021-6, Class M1, 2.94%, 10/25/66
(a)
165 127,578
Series 2021-8, Class A1, 2.82%, 11/25/66
(a)
. 723 661,965
Series 2025-12, Class A1LC, 5.11%,
12/25/70
(c)
..................... 1,130 1,122,846

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-2, Class M1, 6.12%, 03/25/70
(a)
USD 4,000 $ 4,016,233
Series 2025-5, Class A1, 5.43%, 06/25/70
(c)
. 1,500 1,504,960
Series 2025-6, Class A1, 5.42%, 07/25/70
(c)
. 3,502 3,513,575
Series 2026-1, Class A1LC, 5.02%, 01/25/71
(c)
311 309,916
Series 2026-R1, Class A1, 4.83%, 10/25/67
(a)
532 527,010
Series 2026-R1, Class A1LC, 4.94%,
10/25/67
(c)
..................... 820 815,895
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a) (b)
...................... 2,000 1,940,916
Vista Point Securitization Trust, Series 2020-2,
Class A3, 2.50%, 04/25/65
(a) (b)
.......... 160 155,827
Winchester 1 plc
(a)(d)
Series 1, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.55%), 5.30%,
10/21/56 ...................... GBP 100 132,164
Series 1, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.00%), 5.75%,
10/21/56 ...................... 100 132,361
288,966,095
Commercial Mortgage-Backed Securities — 6.5%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.14%, 08/10/35 USD 100 93,500
Series 2015-1211, Class D, 4.14%, 08/10/35 1,131 1,023,555
1301 Trust, Series 2025-1301, Class A, 5.06%,
08/11/42
(a) (b)
...................... 395 395,937
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.27%,
06/15/42
(a) (b)
...................... 2,660 2,651,688
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class A, (1-mo. CME Term
SOFR at 1.13% Floor + 1.18%), 4.85%,
09/15/34 ...................... 181 180,095
Series 2017-280P, Class B, (1-mo. CME Term
SOFR at 1.33% Floor + 1.38%), 5.05%,
09/15/34 ...................... 204 201,960
Series 2017-280P, Class D, (1-mo. CME Term
SOFR at 1.79% Floor + 1.84%), 5.51%,
09/15/34 ...................... 640 630,400
ALA Trust, Series 2025-OANA, Class A, (1-mo.
CME Term SOFR at 1.74% Floor + 1.74%),
5.42%, 06/15/40
(a) (b)
................. 1,113 1,115,782
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.94%, 04/15/34
(a) (b)
........... 231 218,295
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 917,977
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 492,603
Series 2021-MF3, Class A5, 2.57%, 10/15/54 137 122,693
AREIT LLC, Series 2022-CRE7, Class A, (1-mo.
CME Term SOFR at 2.24% Floor + 2.24%),
5.92%, 06/17/39
(a) (b)
................. 241 240,730
ARES Commercial Mortgage Trust
(a)(b)
Series 2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.36%,
07/15/41 ...................... 3,630 3,631,135
Series 2026-GCP, Class A, (1-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.92%,
02/15/43 ...................... 117 116,488
Series 2026-GCP, Class D, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.02%,
02/15/43 ...................... 1,250 1,243,750
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.12%,
10/15/34
(a) (b)
...................... 2,590 2,590,000
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 5.95%, 04/15/35
(a) (b)
...... USD 174 $ 171,607
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.25%),
5.92%, 12/15/36 ................. 2,736 2,612,880
Series 2024-ATRM, Class A, 5.05%, 11/10/29 1,420 1,433,761
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.32%, 08/15/42 ................. 529 529,416
BAMLL Trust, Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
6.02%, 08/15/39
(a) (b)
................. 1,190 1,190,165
BANK, Series 2021-BN35, Class C, 2.90%,
06/15/64
(a)
....................... 312 262,830
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.47%, 05/15/35
(a) (b)
........... 3,058 3,041,760
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.27%, 11/25/35 ............ 128 125,288
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.24%,
01/25/36 ...................... 875 836,940
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 4.14%,
12/25/36 ...................... 182 175,040
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 .. 2,000 1,914,091
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 4.59%,
03/15/37
(a) (b)
.................... 969 918,163
Series 2018-TALL, Class B, (1-mo. CME Term
SOFR at 1.12% Floor + 1.17%), 4.84%,
03/15/37
(a) (b)
.................... 280 257,615
Series 2022-C17, Class A5, 4.44%, 09/15/55 122 119,163
Series 2023-5C23, Class D, 7.41%,
12/15/56
(a) (b)
.................... 115 109,567
Series 2025-C35, Class AS, 5.84%,
07/15/58
(a)
..................... 255 262,788
Series 2025-C35, Class D, 4.50%, 07/15/58
(b)
282 219,740
Series 2025-C39, Class A5, 5.30%, 12/15/58 78 79,108
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
.................. 260 255,545
Benchmark Mortgage Trust, Series 2020-B21,
Class A5, 1.98%, 12/17/53 ............ 175 154,923
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
11/15/41 ...................... 730 730,228
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.17%,
11/15/42 ...................... 2,277 2,274,160
Series 2025-660F, Class D, (1-mo. CME Term
SOFR at 2.75% Floor + 2.75%), 6.42%,
11/15/42 ...................... 66 65,835
BFLD Trust, Series 2025-EWEST, Class A,
(1-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.22%, 06/15/42
(a) (b)
........... 1,977 1,970,693
BLP Commercial Mortgage Trust, Series 2024-
IND2, Class A, (1-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.01%, 03/15/41
(a) (b)
. 231 231,351

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.04%,
06/15/41
(a) (b)
...................... USD 1,088 $ 1,087,320
BOCA Commercial Mortgage Trust, Series 2025-
BOCA, Class A, (1-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.27%, 12/15/42
(a) (b)
. 1,850 1,851,156
BPR Commercial Mortgage Trust, Series 2024-
PARK, Class A, 4.87%, 11/05/39
(a) (b)
...... 370 373,909
BPR Mortgage Trust, Series 2023-STON, Class
A, 7.50%, 12/05/39
(b)
................ 1,954 2,001,196
BPR Trust, Series 2024-PMDW, Class A, 5.36%,
11/05/41
(a) (b)
...................... 120 121,500
BRCK Trust, Series 2025-830B, Class A, 4.48%,
12/10/42
(a) (b)
...................... 1,109 1,097,996
BRES Commercial Mortgage Trust, Series
2025-ATCAP, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
11/15/42
(a) (b)
...................... 908 905,870
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%, 03/10/33 253 242,696
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,568,844
Series 2013-1515, Class E, 3.72%, 03/10/33 100 87,564
BWAY Trust, Series 2025-1535, Class A, 5.89%,
05/05/42
(a) (b)
...................... 173 175,057
BX Commercial Mortgage Trust
(b)
Series 2020-VIV2, Class C, 3.54%, 03/09/44
(a)
1,450 1,351,137
Series 2020-VIV3, Class B, 3.54%, 03/09/44
(a)
902 849,772
Series 2020-VIV4, Class A, 2.84%, 03/09/44 2,452 2,271,504
Series 2021-VIV5, Class A, 2.84%, 03/09/44
(a)
914 843,986
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
10/15/41
(a)
..................... 1,976 1,977,764
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.36%,
08/15/41
(a)
..................... 3,296 3,298,644
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.56%, 10/15/41
(a)
................ 1,740 1,735,650
Series 2024-BRBK, Class B, (1-mo. CME
Term SOFR at 3.93% Floor + 3.93%),
7.60%, 10/15/41
(a)
................ 193 191,794
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.97%, 12/15/39
(a)
................ 815 815,490
Series 2024-GPA3, Class B, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.31%, 12/15/39
(a)
................ 243 243,079
Series 2024-KING, Class A, (1-mo. CME Term
SOFR at 1.54% Floor + 1.54%), 5.21%,
05/15/34
(a)
..................... 859 858,695
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.31%, 05/15/41
(a)
................ 2,899 2,898,768
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.11%,
02/15/39
(a)
..................... 186 185,887
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.21%, 06/15/37
(a)
................ 2,654 2,652,476
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.16%, 11/15/41
(a)
CAD 257 186,631
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.06%,
03/15/41
(a)
..................... USD 61 61,199
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-BCAT, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.05%,
08/15/42
(a)
..................... USD 796 $ 796,334
Series 2025-BCAT, Class B, (1-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.22%,
08/15/42
(a)
..................... 209 208,384
Series 2025-BCAT, Class C, (1-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.57%, 08/15/42
(a)
................ 168 167,490
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
11/15/42
(a)
..................... 2,429 2,430,058
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.12%, 04/15/40
(a)
................ 2,105 2,105,550
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
03/15/45
(a)
..................... 1,873 1,863,934
BX Trust
(a)(b)
Series 2019-OC11, Class D, 3.94%, 12/09/41 1,832 1,731,862
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 1.16%),
4.84%, 02/15/36 ................. 519 518,835
Series 2021-LBA, Class AV, (1-mo. CME Term
SOFR at 0.80% Floor + 1.16%), 4.84%,
02/15/36 ...................... 192 192,047
Series 2022-LBA6, Class D, (1-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 5.67%,
01/15/39 ...................... 530 529,669
Series 2022-VAMF, Class B, (1-mo. CME
Term SOFR at 1.28% Floor + 1.28%),
4.95%, 01/15/39 ................. 101 101,153
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.11%, 04/15/41 ................. 832 832,295
Series 2024-CNYN, Class D, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
6.36%, 04/15/41 ................. 321 320,632
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.16%,
06/15/41 ...................... 4,139 4,113,131
Series 2025-ARIA, Class A, 5.03%, 12/13/42 845 849,449
Series 2025-LIFE, Class A, 5.88%, 06/13/47 1,863 1,868,353
Series 2025-LUNR, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.17%, 06/15/40 ................. 178 178,388
Series 2025-TAIL, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
06/15/35 ...................... 210 210,000
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
03/15/42 ...................... 4,767 4,734,206
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
12/15/44 ...................... 1,049 1,045,722
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 . 210 174,873
Series 2017-GM, Class D, 3.42%, 06/13/39 . 140 136,400
Series 2021-601L, Class D, 2.78%, 01/15/44 758 620,354
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 5.56%,
07/15/41
(a) (b)
...................... 1,370 1,370,000
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 4.52%,
05/22/34
(a) (b)
...................... EUR 1,394 1,619,076

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 USD 280 $ 273,939
Series 2017-CD5, Class B, 3.96%, 08/15/50
(a)
446 433,286
Series 2017-CD6, Class B, 3.91%, 11/13/50
(a)
121 114,560
CENT, Series 2025-CITY, Class A, 4.92%,
07/10/40
(a) (b)
...................... 1,160 1,168,319
CFCRE Commercial Mortgage Trust, Series
2017-C8, Class B, 4.20%, 06/15/50
(a)
..... 667 646,914
CHI Commercial Mortgage Trust, Series 2025-
110W, Class D, 6.63%, 12/13/40
(a) (b)
...... 489 478,234
CIP Commercial Mortgage Trust, Series 2025-
SBAY, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.07%, 10/15/37
(a) (b)
. 2,149 2,147,657
Citigroup Commercial Mortgage Trust, Series
2015-P1, Class D, 3.23%, 09/15/48
(b)
..... 3 2,980
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term SOFR
at 4.44% Floor + 4.44%), 8.11%, 08/15/36
(a) (b)
748 744,280
Commercial Mortgage Trust
(a)(b)
Series 2016-667M, Class D, 3.18%, 10/10/36 218 167,426
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.51%, 06/15/41 ................. 2,160 2,152,570
Series 2024-WCL1, Class B, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
6.26%, 06/15/41 ................. 635 632,815
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.31%, 08/15/41
(a) (b)
................. 1,350 1,340,297
CRSNT Trust, Series 2026-MOON, Class A,
(1-mo. CME Term SOFR at 1.35% Floor +
1.40%), 5.07%, 02/15/31
(a) (b)
........... 1,725 1,717,453
CRSO Trust, 7.12%, 07/10/28
(b)
........... 458 471,636
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.40%, 11/15/48
(a)
86 84,155
Series 2018-CX12, Class C, 4.72%,
08/15/51
(a)
..................... 268 252,361
Series 2019-C18, Class D, 2.50%, 12/15/52
(b)
2,849 2,397,096
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.61%, 11/10/32
(a)
370 109,143
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 218,861
Series 2021-BHAR, Class B, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
5.29%, 11/15/38
(a)
................ 465 460,497
CSTL Commercial Mortgage Trust
(a)(b)
Series 2024-GATE, Class A, 4.76%, 11/10/41 593 591,427
Series 2025-GATE2, Class A, 4.56%,
11/10/42 ...................... 250 245,780
Series 2025-GATE2, Class D, 5.63%,
11/10/42 ...................... 460 452,266
DBC Mortgage Trust, Series 2025-DBC, Class
A, (1-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 11/15/42
(a) (b)
........... 5,719 5,715,432
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.56%,
08/15/34
(a) (b)
...................... 2,630 2,626,712
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 ................ 36 36,130
DBMS DAC, Series 2025-1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.80%), 5.56%, 02/18/36
(a) (d)
........... GBP 100 132,313
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.41%, 04/15/37
(a) (b)
........... USD 139 138,566
DC Trust, Series 2024-HLTN, Class A, 5.73%,
04/13/40
(a) (b)
...................... 170 170,678
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.27%, 08/15/35
(a) (b)
................. USD 989 $ 989,778
DK Trust
(a)(b)
Series 2024-SPBX, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.17%, 03/15/34 ................. 970 969,697
Series 2025-LXP, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.27%,
08/15/37 ...................... 313 313,000
Series 2025-LXP, Class D, (1-mo. CME Term
SOFR at 2.89% Floor + 2.89%), 6.57%,
08/15/37 ...................... 190 190,000
Durst Commercial Mortgage Trust
(a)(b)
Series 2025-151, Class A, 4.80%, 08/10/42 . 346 349,193
Series 2025-151, Class D, 6.34%, 08/10/42 . 332 339,184
ELM Trust
(a)(b)
Series 2024-ELM, Class A10, 5.41%,
06/10/39 ...................... 960 961,893
Series 2024-ELM, Class A15, 5.41%,
06/10/39 ...................... 960 961,894
Series 2024-ELM, Class D10, 6.18%,
06/10/39 ...................... 250 250,089
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(b)
....................... 3,434 3,472,465
Fashion Show Mall LLC, Series 2024-SHOW,
Class A, 4.76%, 10/10/41
(a) (b)
........... 520 522,763
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.12%,
12/15/39
(a) (b)
...................... 627 626,804
GGP, Series 2026-TY, Class A, 4.67%,
03/05/43
(a) (b)
...................... 2,000 1,975,716
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 5.36%, 05/15/41 .. 1,874 1,874,000
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.21%, 03/15/39 ................. 125 124,961
GS Mortgage Securities Corp. Trust
(b)
Series 2017-GPTX, Class A, 2.86%, 05/10/34 484 436,869
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 5.76%,
03/15/28
(a)
..................... 3,235 3,244,098
GS Mortgage Securities Trust, Series 2019-
GSA1, Class C, 3.80%, 11/10/52
(a)
....... 60 54,071
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.17%, 07/15/40
(a) (b)
................. 338 337,670
HIH Trust
(a)(b)
Series 2024-61P, Class A, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 5.51%,
10/15/41 ...................... 620 620,377
Series 2024-61P, Class D, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.31%,
10/15/41 ...................... 231 231,484
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo. CME Term
SOFR at 1.54% Floor + 1.54%), 5.21%,
05/15/37 ...................... 1,535 1,534,041
Series 2024-ORL, Class D, (1-mo. CME Term
SOFR at 3.19% Floor + 3.19%), 6.86%,
05/15/37 ...................... 1,180 1,179,262
HLTN Commercial Mortgage Trust, Series 2024-
DPLO, Class A, (1-mo. CME Term SOFR at
1.64% Floor + 1.64%), 5.31%, 06/15/41
(a) (b)
. 640 640,000

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
HTL Commercial Mortgage Trust, Series 2024-
T53, Class A, 5.88%, 05/10/39
(a) (b)
....... USD 370 $ 372,861
ILPT Commercial Mortgage Trust, Series 2025-
LPF2, Class A, 5.29%, 07/13/42
(a) (b)
...... 2,027 2,053,674
INT Commercial Mortgage Trust, Series
2025-PLAZA, Class A, 4.55%, 11/05/37
(a) (b)
. 583 581,046
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.41%, 11/15/41
(a) (b)
........... 960 947,400
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38 644 638,395
Series 2018-PHH, Class A, (1-mo. CME Term
SOFR at 2.41% Floor + 1.26%), 4.93%,
06/15/35 ...................... 618 401,892
Series 2022-OPO, Class D, 3.45%, 01/05/39 564 436,254
Series 2024-IGLG, Class A, 5.17%, 11/09/39 1,600 1,603,353
Series 2024-IGLG, Class D, 6.48%, 11/09/39 450 449,244
Series 2024-OMNI, Class A, 5.80%, 10/05/39 2,330 2,351,249
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.37%, 03/15/40 ................. 490 490,088
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.30%,
12/15/48
(a) (b)
...................... 233 203,877
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class A3, 3.12%,
06/13/52 ........................ 390 374,801
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class AS, 4.42%, 06/15/51 . 40 39,289
JW Commercial Mortgage Trust
(a)(b)
Series 2024-MRCO, Class A, (1-mo. CME
Term SOFR at 1.62% Floor + 1.62%),
5.29%, 06/15/39 ................. 1,451 1,451,000
Series 2024-MRCO, Class D, (1-mo. CME
Term SOFR at 3.19% Floor + 3.19%),
6.86%, 06/15/39 ................. 577 575,557
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.21%, 12/15/39
(a) (b)
. 1,392 1,389,459
KSL Trust, (1M Sofr FWD + 1.89%), 5.57%,
06/15/30
(a) (b)
...................... 2,461 2,460,296
Lagarino European Loan Conduit No. 40 DAC
(a)(d)
Series 40X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.15%), 4.26%, 06/22/37 . EUR 644 741,995
Series 40X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.65%), 4.76%, 06/22/37 . 409 471,254
Series 40X, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.55%), 5.66%, 06/22/37 . 1,162 1,338,702
Last Mile Securities PE DAC, Series 2021-1X,
Class D, (3-mo. EURIBOR at 2.35% Floor +
2.35%), 4.35%, 08/17/31
(a) (d)
........... 873 1,008,738
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
10/15/41 ...................... USD 462 461,337
Series 2024-7IND, Class D, (1-mo. CME Term
SOFR at 2.64% Floor + 2.64%), 6.31%,
10/15/41 ...................... 118 117,818
LEX Trust, Series 2026-450, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.02%, 03/15/43
(a) (b)
................. 596 593,392
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.06%, 08/17/42
(a) (b)
...... 313 312,415
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
LQR Trust, Series 2025-CALI, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.27%, 01/15/43
(a) (b)
................. USD 348 $ 345,618
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
6.36%, 08/15/40
(a) (b)
................. 462 463,940
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 5.47%,
12/15/41
(a)
..................... 683 683,119
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.43%,
02/15/37
(a)
..................... 81 80,469
Series 2024-TWA, Class A, 5.92%, 06/12/39 710 715,057
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
....................... 694 712,394
MLTI Trust, Series 2026-SF75, Class A, (1-mo.
CME Term SOFR at 1.40% Floor + 1.40%),
5.07%, 03/15/31
(a) (b)
................. 830 825,850
Morgan Stanley Capital I Trust
Series 2017-H1, Class B, 4.08%, 06/15/50 .. 3,302 3,228,931
Series 2018-MP, Class A, 4.28%, 07/11/40
(a) (b)
3,761 3,476,771
Series 2019-H6, Class D, 3.00%, 06/15/52
(b)
137 112,956
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a) (b)
.................... 2,897 2,857,605
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 868,089
Series 2019-LVL, Class D, 4.44%, 08/15/38 . 310 284,919
NCMF Trust, Series 2025-MFS, Class A, 4.88%,
06/10/33
(a) (b)
...................... 1,129 1,124,882
NJ Trust, Series 2023-GSP, Class A, 6.48%,
01/06/29
(a) (b)
...................... 490 507,796
NY Commercial Mortgage Trust, Series 2025-
299P, Class B, 5.93%, 02/10/47
(a) (b)
....... 176 180,520
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.42%,
10/15/40 ...................... 1,791 1,791,560
Series 2025-28L, Class A, 4.67%, 11/05/38 . 952 947,976
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
5.66%, 08/15/29
(a) (b)
................. 1,256 1,258,333
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
................ 324 299,357
One New York Plaza Trust, Series 2020-1NYP,
Class A, (1-mo. CME Term SOFR at 0.95%
Floor + 1.06%), 4.74%, 01/15/36
(a) (b)
...... 349 336,149
ONNI Commerical Mortgage Trust, Series 2024-
APT, Class A, 5.20%, 07/15/39
(a) (b)
....... 158 159,906
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.17%, 12/15/39
(a) (b)
................. 810 810,000
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.34%, 08/10/42
(a) (b)
........ 238 241,826
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.56%, 06/15/39
(a) (b)
................. 2,169 2,161,544
PLYM Commercial Mortgage Trust, Series 2026-
IND, Class D, (1-mo. CME Term SOFR at
2.15% Floor + 2.15%), 5.82%, 03/15/43
(a) (b)
. 436 431,659
PRM5 Trust, Series 2025-PRM5, Class D,
5.25%, 03/10/33
(a) (b)
................. 383 379,812
ROCK Trust, Series 2024-CNTR, Class A,
5.39%, 11/13/41
(b)
.................. 167 169,499

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Sage AR Funding
(a)(d)
Series 2025-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.14%, 05/17/37 ................. GBP 319 $ 420,094
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
7.64%, 05/17/37 ................. 275 362,333
Series 2026-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.49%, 05/18/38 ................. 944 1,241,405
Series 2026-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.50%),
6.24%, 05/18/38 ................. 404 531,025
SCG Commercial Mortgage Trust
(a)(b)
Series 2025-DLFN, Class D, (1-mo. CME
Term SOFR at 2.15% Floor + 2.15%),
5.82%, 03/15/35 ................. USD 101 100,874
Series 2025-FLWR, Class A, (1-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.92%, 08/15/42 ................. 346 345,351
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.41%, 04/15/41
(a) (b)
........... 571 571,000
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.11%, 04/15/42
(a) (b)
................. 380 380,843
SELF Commercial Mortgage Trust, Series 2024-
STRG, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.21%, 11/15/34
(a) (b)
. 58 58,257
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.48%,
09/15/39
(a) (b)
...................... 460 407,352
SHR Trust
(a)(b)
Series 2024-LXRY, Class A, (1-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 5.62%,
10/15/41 ...................... 1,888 1,885,640
Series 2024-LXRY, Class D, (1-mo. CME
Term SOFR at 3.60% Floor + 3.60%),
7.27%, 10/15/41 ................. 358 357,107
SLG Commercial Mortgage Trust, Series 2026-
PAT, Class A, 4.45%, 02/15/39
(a) (b)
........ 1,215 1,205,019
SLG Office Trust, Series 2026-OMA, Class A,
1.00%, 04/15/41
(a) (b)
................. 1,250 1,253,672
Taurus UK DAC
(a)(d)
Series 2025-UK2X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
2.00%), 5.74%, 02/18/35 ........... GBP 313 412,712
Series 2025-UK2X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.24%, 02/18/35 ........... 387 510,393
Series 2025-UK2X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.20%), 6.94%, 02/18/35 ........... 854 1,126,794
Series 2025-UK4, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.34%, 08/18/35 ................. 100 131,940
Series 2025-UK4, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.69%, 08/18/35 ................. 155 204,313
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class D, (1-mo. CME Term SOFR at
2.74% Floor + 2.74%), 6.41%, 12/15/39
(a) (b)
. USD 203 202,746
THPT Mortgage Trust, Series 2023-THL, Class A,
7.00%, 12/10/34
(a) (b)
................. 281 282,935
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Thunder Logistics DAC, Series 2024-1X, Class
B, (3-mo. EURIBOR at 0.00% Floor + 2.05%),
4.05%, 11/17/36
(a) (d)
................. EUR 82 $ 94,271
TYSN Mortgage Trust, Series 2023-CRNR, Class
A, 6.58%, 12/10/33
(a) (b)
............... USD 460 478,042
UK Logistics DAC
(a)(d)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
5.39%, 05/17/34 ................. GBP 140 185,650
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
5.84%, 02/17/35 ................. 99 131,029
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.10%),
6.84%, 02/17/35 ................. 229 299,748
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.74%, 05/17/35 ................. 861 1,135,681
Series 2025-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.39%, 08/17/35 ................. 302 401,228
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.69%, 08/17/35 ................. 125 166,483
UNIV Trust
(a)(b)
Series 2025-APTS, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.32%, 11/15/42 ................. USD 1,738 1,731,895
Series 2025-APTS, Class B, (1-mo. CME
Term SOFR at 2.25% Floor + 2.25%),
5.92%, 11/15/42 ................. 191 190,332
Vanir Logistics Finance SARL, Series 1X, Class
C, (3-mo. EURIBOR at 0.00% Floor + 1.90%),
3.97%, 07/23/37
(a) (d)
................. EUR 160 184,249
VEGAS, Series 2024-GCS, Class C, 6.22%,
07/10/36
(a) (b)
...................... USD 1,440 1,454,983
VEGAS Trust, Series 2024-GCS, Class D,
6.22%, 07/10/36
(a) (b)
................. 2,113 2,102,279
VNDO Trust, Series 2016-350P, Class D, 3.90%,
01/10/35
(a) (b)
...................... 710 708,794
Wells Fargo Commercial Mortgage Trust
Series 2018-1745, Class A, 3.75%,
06/15/36
(a) (b)
.................... 110 103,664
Series 2018-C46, Class B, 4.63%, 08/15/51 . 429 411,832
Series 2019-C49, Class B, 4.55%, 03/15/52 . 1,688 1,643,035
Series 2019-C49, Class D, 3.00%, 03/15/52
(b)
103 84,247
Series 2019-C50, Class B, 4.19%, 05/15/52 . 2,639 2,502,356
Series 2021-FCMT, Class D, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
7.29%, 05/15/31
(a) (b)
............... 1,890 1,888,356
Series 2024-1CHI, Class A, 4.95%,
07/15/35
(a) (b)
.................... 577 579,459
Series 2024-BPRC, Class B, 6.22%,
07/15/43
(b)
..................... 1,759 1,797,818
Series 2024-BPRC, Class C, 6.43%,
07/15/43
(b)
..................... 1,120 1,122,206
Series 2024-BPRC, Class D, 7.08%,
07/15/43
(b)
..................... 480 480,117
WEST Trust, Series 2025-ROSE, Class A,
5.28%, 04/10/35
(a) (b)
................. 438 439,827
WHARF Commercial Mortgage Trust, Series
2025-DC, Class A, 4.99%, 07/15/40
(a) (b)
.... 913 933,346
224,350,771

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class
XA, 0.15%, 06/05/37
(a) (b)
.............. USD 11,000 $ 18,909
BANK
(a)
Series 2019-BN20, Class XB, 0.36%,
09/15/62 ...................... 8,371 97,595
Series 2021-BN33, Class XA, 1.02%,
05/15/64 ...................... 11,981 418,427
Series 2021-BN33, Class XB, 0.47%,
05/15/64 ...................... 81,230 1,797,945
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class XB,
0.59%, 02/15/50
(a)
.................. 4,185 14,436
BBCMS Trust, Series 2015-SRCH, Class XA,
0.82%, 08/10/35
(a) (b)
................. 6,033 44,016
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, 1.00%, 03/15/52 . 2,725 61,980
Series 2020-B17, Class XB, 0.52%, 03/15/53 1,560 25,251
Series 2021-B23, Class XA, 1.25%, 02/15/54 5,670 243,918
Series 2021-B24, Class XA, 1.13%, 03/15/54 18,091 675,753
BMO Mortgage Trust, Series 2023-C5, Class XA,
0.73%, 06/15/56
(a)
.................. 5,669 221,381
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.57%, 05/10/58
(a)
.... 2,030 32
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(a) (b)
... 10,100 324,872
Commercial Mortgage Trust, Series 2018-COR3,
Class XD, 1.75%, 05/10/51
(a) (b)
.......... 770 23,474
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB, 0.23%,
11/15/50 ...................... 3,170 14,668
Series 2019-C16, Class XA, 1.53%, 06/15/52 6,306 242,851
Series 2019-C17, Class XA, 1.31%, 09/15/52 1,816 60,763
Series 2019-C17, Class XB, 0.52%, 09/15/52 4,040 62,230
DBGS Mortgage Trust, Series 2019-1735, Class
X, 0.29%, 04/10/37
(a) (b)
............... 5,975 49,109
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, 1.00%, 06/10/50
(a) (b)
.............. 3,040 29,742
ELM Trust
(a)(b)
Series 2024-ELM, Class XP10, 0.22%,
06/10/39 ...................... 10,185 4,009
Series 2024-ELM, Class XP15, 1.46%,
06/10/39 ...................... 9,225 24,156
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA, 0.80%,
11/10/52 ...................... 5,091 118,877
Series 2020-GSA2, Class XA, 1.65%,
12/12/53
(b)
..................... 3,823 220,954
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2013-LC11, Class XB, 0.02%, 04/15/46 1,619 844
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
..................... 4,330 5,679
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.40%,
09/15/47
(a)
....................... 42 —
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(a) (b)
...................... 1,800 4,675
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.13%,
02/15/36
(a) (b)
...................... 2,587 54,996
MCR Mortgage Trust, Series 2024-TWA, Class
XA, 0.92%, 06/12/39
(b)
............... 3,312 19,797
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.12%, 06/15/50
(b)
3,030 67,547
Series 2019-H6, Class XB, 0.72%, 06/15/52 . 5,210 109,637
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2019-L2, Class XA, 0.97%, 03/15/52 . USD 1,845 $ 43,767
MSWF Commercial Mortgage Trust, Series 2023-
2, Class XA, 0.92%, 12/15/56
(a)
......... 11,207 604,340
Olympic Tower Mortgage Trust, Series 2017-OT,
Class XA, 0.38%, 05/10/39
(a) (b)
.......... 10,700 27,815
One Market Plaza Trust
(a)(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ...................... 14,166 44,104
Series 2017-1MKT, Class XNCP, 0.09%,
02/10/32 ...................... 2,833 7,410
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.44%, 10/15/52 3,791 154,785
Series 2019-C18, Class XA, 0.98%, 12/15/52 6,641 171,640
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-BNK1, Class XD, 1.41%,
08/15/49
(b)
..................... 1,180 6,230
Series 2019-C50, Class XA, 1.39%, 05/15/52 11,169 355,691
Series 2024-BPRC, Class X, 0.09%,
07/15/43
(b)
..................... 13,882 111,546
6,585,851
Total Non-Agency Mortgage-Backed Securities — 15 .1%
(Cost: $ 525,744,793 ) .............................. 519,902,717
Beneficial Interest
(000)
Other Interests
(j)
Capital Markets — 0.0%
(e)(k)(l)
Lehman Brothers Holdings, Inc. ........... 14,400 2
Lehman Brothers Holdings, Inc., Capital Trust VII 1,630 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 2
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.5%
Banks — 0.0%
Goldman Sachs Capital I , 6.35% , 02/15/34 ... 100 104,169
Capital Markets — 0.0%
UBS Group AG , (ADSWAP5 + 2.60%), 7.13%
(a) (d)
(m)
............................. AUD 345 230,787
Consumer Finance — 0.0%
AerCap Ireland Capital DAC , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.44%), 6.50% , 01/31/56
(a)
..... USD 590 590,608
Electric Utilities — 0.2%
(a)
Alliant Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.08%), 5.75% , 04/01/56 .............. 715 695,163
Entergy Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.67%),
7.13% , 12/01/54 ................. 782 801,298
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.18%),
5.88% , 06/15/56 ................. 398 392,698
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.01%),
6.10% , 06/15/56 ................. 168 165,805

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Evergy, Inc. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.56%),
6.65% , 06/01/55 ................... USD 517 $ 520,486
Eversource Energy
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.52%),
6.10% , 08/15/56 ................. 611 603,447
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.33%),
6.35% , 08/15/56 ................. 213 210,115
Exelon Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.98%),
6.50% , 03/15/55 ................... 100 101,956
Nevada Power Co. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.94%), 6.25% , 05/15/55 .............. 286 285,888
NextEra Energy Capital Holdings, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75% , 06/15/54 ................. 592 612,444
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.36%),
6.70% , 09/01/54 ................. 227 231,845
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.38% , 08/15/55 ................. 362 368,788
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.98%),
6.50% , 08/15/55 ................. 157 162,013
(5-Year EURIBOR ICE Swap Rate + 1.59%),
4.00% , 05/15/56 ................. EUR 3,000 3,338,606
Sierra Pacific Power Co. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.55%), 6.20% , 12/15/55 .............. USD 592 575,792
9,066,344
Financial Services — 0.0%
(a)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ...... 262 245,651
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 .............. 208 204,429
Equitable Holdings, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.39%), 6.70% , 03/28/55 .............. 100 100,919
550,999
Gas Utilities — 0.0%
Spire, Inc.
(a)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.56%),
6.25% , 06/01/56 ................. 102 100,862
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.33%),
6.45% , 06/01/56 ................. 166 165,568
266,430
Insurance — 0.0%
Athene Holding Ltd. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.58%), 6.88% , 06/28/55
(a)
............ 408 381,461
Multi-Utilities — 0.3%
(a)
CenterPoint Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55 ................. 150 157,165
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................. USD 424 $ 436,350
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.59%),
6.70% , 05/15/55 ................. 472 477,282
Dominion Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................. 653 690,671
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88% , 02/01/55 ................. 180 185,251
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.26%),
6.00% , 02/15/56 ................. 258 256,356
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.01%),
6.20% , 02/15/56 ................. 302 299,344
NiSource, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
6.95% , 11/30/54 ................. 755 776,366
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.53%),
6.38% , 03/31/55 ................. 100 102,185
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.04%),
5.75% , 07/15/56 ................. 414 407,701
Sempra
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%),
6.88% , 10/01/54 ................. 822 830,851
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.14%),
6.55% , 04/01/55 ................. 373 371,333
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.35%),
6.63% , 04/01/55 ................. 223 222,993
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.63%),
6.38% , 04/01/56 ................. 179 179,806
WEC Energy Group, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.91%), 5.63% , 05/15/56 .............. 208 203,805
5,597,459
Oil, Gas & Consumable Fuels — 0.0%
Phillips 66 Co.
(a)
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.28%),
5.88% , 03/15/56 ................. 585 576,083
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.17%),
6.20% , 03/15/56 ................. 183 182,178
758,261
Total Preferred Securities — 0 .5%
(Cost: $ 17,813,429 ) ............................... 17,546,518
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Federal National Mortgage Association ,
6.63% , 11/15/30 ................... 1,500 1,667,278

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations — 1.9%
Federal Home Loan Mortgage Corp. , Series
2996 , Class MK , 5.50% , 06/15/35 ........ USD 1 $ 989
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Class FH , (SOFR 30 day Average at
1.50% Floor and 6.50% Cap + 1.50%),
5.16% , 06/25/55 ................. 1,106 1,118,285
Series 5468 , Class WF , (SOFR 30 day
Average at 1.10% Floor and 6.50% Cap +
1.10%), 4.76% , 11/25/54 ............ 1,269 1,272,828
Series 5478 , Class FD , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 02/25/54 ........... 775 780,558
Series 5479 , Class FB , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 12/25/54 ........... 642 647,265
Series 5482 , Class FB , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.16% , 12/25/54 ........... 1,407 1,422,560
Series 5500 , Class DF , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.01% , 10/25/54 ........... 1,008 1,015,260
Series 5502 , Class EF , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 02/25/55 ........... 796 802,864
Series 5503 , Class FB , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.01% , 02/25/55 ........... 842 847,512
Series 5508 , Class FE , (SOFR 30 day
Average at 1.60% Floor and 6.50% Cap +
1.60%), 5.26% , 02/25/55 ........... 1,084 1,095,978
Series 5513 , Class FD , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.01% , 01/25/55 ........... 8,388 8,446,567
Series 5515 , Class FB , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 03/25/55 ........... 854 860,941
Series 5516 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 03/25/55 ........... 19,757 19,921,903
Series 5539 , Class FC , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.16% , 05/25/55 ........... 1,110 1,121,536
Series 5543 , Class FC , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.16% , 06/25/55 ........... 846 854,643
Series 5543 , Class FG , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.16% , 06/25/55 ........... 859 868,040
Series 5543 , Class FM , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.16% , 06/25/55 ........... 1,136 1,148,193
Series 5563 , Class FA , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.01% , 08/25/55 ........... 2,023 2,037,629
Series 5570 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 05/25/55 ........... 1,233 1,243,223
Series 5574 , Class FB , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.01% , 09/25/55 ........... 967 974,524
Federal National Mortgage Association , Series
2005-29 , Class WB , 4.75% , 04/25/35 ..... 1 918
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2023-35 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 4.76% , 08/25/53 ........... USD 1,618 $ 1,627,336
Series 2023-68 , Class FB , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 4.71% , 01/25/54 ........... 1,595 1,601,993
Series 2024-63 , Class FH , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 4.76% , 09/25/54 ........... 1,148 1,154,748
Series 2024-88 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 12/25/54 ........... 945 952,201
Series 2024-95 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 12/25/54 ........... 335 338,146
Series 2024-96 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 12/25/54 ........... 1,591 1,603,686
Series 2025-1 , Class FX , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.01% , 02/25/55 ........... 1,070 1,077,674
Series 2025-2 , Class FG , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.11% , 02/25/55 ............ 2,146 2,164,561
Series 2025-9 , Class FG , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.01% , 03/25/55 ........... 633 637,280
Series 2025-13 , Class FB , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 4.96% , 03/25/55 ........... 1,182 1,190,040
Series 2025-18 , Class FH , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 08/25/54 ........... 580 584,658
Series 2025-35 , Class FJ , (SOFR 30 day
Average at 1.60% Floor and 6.50% Cap +
1.60%), 5.26% , 05/25/55 ........... 1,346 1,362,873
Series 2025-42 , Class FA , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.16% , 06/25/55 ........... 800 808,529
Series 2025-42 , Class FE , (SOFR 30 day
Average at 1.55% Floor and 6.50% Cap +
1.55%), 5.21% , 06/25/55 ........... 1,488 1,505,656
Series 2025-63 , Class DF , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 08/25/55 ........... 781 787,896
Government National Mortgage Association
Variable Rate Notes , Series 2025-9 , Class FE ,
(SOFR 30 day Average at 1.25% Floor and
6.50% Cap + 1.25%), 4.92% , 01/20/55
(a)
... 951 956,524
64,836,017
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-K80 , Class B ,
4.23% , 08/25/50
(a) (b)
................. 235 229,973
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2006-M2 , Class
A2A , 5.27% , 10/25/32
(a)
.............. 296 296,277
Federal National Mortgage Association Variable
Rate Notes , Series 2024-P015 , Class A1 ,
4.30% , 11/25/32
(a)
.................. 236 233,472
Government National Mortgage Association
Series 2025-88 , Class AT , 5.00% , 06/16/58 . 428 428,201
Series 2025-126 , Class AD , 5.00% , 05/16/65 384 382,765

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-128 , Class AD , 5.00% , 10/16/56 USD 892 $ 895,506
Series 2025-129 , Class AB , 4.75% , 09/16/54 282 279,872
Series 2025-130 , Class AL , 4.75% , 08/16/56 282 279,914
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2023-50 , Class AC , 3.25% , 09/16/63 . 223 199,994
Series 2023-118 , Class BA , 3.75% , 05/16/65 280 251,898
3,477,872
Interest Only Collateralized Mortgage Obligations — 0.0%
Government National Mortgage Association ,
Series 2022-78 , Class D , 3.00% , 08/20/51 .. 1,016 169,955
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K120 , Class X1 , 1.03% , 10/25/30 ... 40,028 1,513,052
Series K121 , Class X1 , 1.01% , 10/25/30 ... 2,982 110,171
Series KL05 , Class X1P , 0.89% , 06/25/29 .. 13,486 349,055
Series KL06 , Class XFX , 1.36% , 12/25/29 .. 1,445 60,684
Series KW09 , Class X1 , 0.76% , 05/25/29 .. 8,554 153,738
Government National Mortgage Association
Variable Rate Notes
Series 2013-30 , 0.53% , 09/16/53 ........ 533 7,572
Series 2016-96 , 0.77% , 12/16/57 ........ 700 25,731
2,220,003
Mortgage-Backed Securities — 38.4%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ............ 1,269 1,231,478
3.00% , 09/01/27 - 12/01/46 ............ 1,966 1,857,628
3.50% , 04/01/42 - 01/01/48 ............ 2,815 2,655,643
4.00% , 08/01/40 - 12/01/45 ............ 1,050 1,015,625
4.50% , 02/01/39 - 04/01/49 ............ 8,978 8,843,859
5.00% , 07/01/35 - 11/01/48 ............ 1,208 1,222,794
5.50% , 05/01/36 - 06/01/41 ............ 807 832,416
6.00% , 11/01/29 - 12/01/32 ............ 1 1,209
Federal National Mortgage Association
4.00% , 01/01/41 ................... 51 49,071
5.81% , 06/01/31 ................... 1,084 1,101,403
7.00% , 06/01/32 ................... 5 5,148
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ............ 22,224 18,369,802
2.00% , 04/15/56
(n)
.................. 10,813 8,930,017
2.50% , 04/20/51 - 01/20/53 ............ 25,345 21,823,534
2.50% , 04/15/56
(n)
.................. 7,763 6,677,393
3.00% , 12/20/44 - 01/20/52 ............ 17,868 15,971,799
3.00% , 04/15/56
(n)
.................. 5,944 5,305,576
3.50% , 01/15/42 - 10/20/52 ............ 17,944 16,723,312
3.50% , 04/15/56
(n)
.................. 1,462 1,340,735
4.00% , 04/20/39 - 12/20/52 ............ 10,958 10,413,526
4.00% , 04/15/56
(n)
.................. 2,963 2,775,075
4.50% , 12/20/39 - 04/20/50 ............ 4,554 4,485,287
4.50% , 04/15/56
(n)
.................. 12,488 12,062,174
5.00% , 12/15/38 - 11/20/52 ............ 10,868 10,870,717
5.00% , 04/15/56
(n)
.................. 14,067 13,930,583
5.50% , 03/15/32 - 11/15/33 ............ 1 961
5.50% , 04/15/56
(n)
.................. 25,461 25,623,154
6.00% , 12/15/36 ................... 33 33,844
6.00% , 04/15/56
(n)
.................. 14,476 14,719,287
6.50% , 04/15/56
(n)
.................. 6,127 6,367,368
7.50% , 11/15/29 ................... —
(f)
165
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 04/01/52 ............ 28,532 23,738,754
1.50% , 04/25/41
(n)
.................. 218 195,939
1.50% , 11/01/41
(o)
.................. 17,800 14,987,556
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.00% , 10/01/31 - 04/01/52 ............ USD 156,927 $ 131,311,823
2.00% , 04/25/41 - 04/25/56
(n)
........... 12,438 10,044,570
2.50% , 09/01/27 - 04/01/52 ............ 106,159 92,209,859
2.50% , 04/25/41 - 04/25/56
(n)
........... 44,958 37,796,204
3.00% , 04/01/28 - 08/01/52 ............ 61,860 56,037,007
3.00% , 04/25/41 - 04/25/56
(n)
........... 76,584 67,256,447
3.50% , 08/01/27 - 01/01/51 ............ 21,452 20,155,902
3.50% , 04/25/41 - 05/25/56
(n)
........... 181,699 166,489,396
4.00% , 08/01/33 - 06/01/52 ............ 34,563 33,195,628
4.00% , 04/25/41 - 04/25/56
(n)
........... 2,056 1,949,953
4.50% , 06/01/26 - 07/01/52 ............ 25,212 24,819,317
4.50% , 04/25/41 - 04/25/56
(n)
........... 8,848 8,756,895
5.00% , 03/01/30 - 03/01/56 ............ 44,060 43,779,841
5.00% , 04/25/56
(n)
.................. 70,860 69,877,014
5.50% , 12/01/31 - 04/01/55 ............ 28,266 28,645,610
5.50% , 06/01/53
(o)
.................. 16,537 16,674,483
5.50% , 04/25/56
(n)
.................. 71,777 72,107,344
6.00% , 07/01/29 - 11/01/55 ............ 37,844 38,906,063
6.00% , 04/25/56 - 05/25/56
(n)
........... 120,803 123,052,940
6.50% , 05/01/40 - 07/01/54 ............ 12,509 12,972,483
6.50% , 04/25/56
(n)
.................. 12,166 12,585,773
1,322,787,384
Total U.S. Government Sponsored Agency Securities — 40 .5%
(Cost: $ 1,443,388,134 ) ............................ 1,395,158,509
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 11/15/40 ............ 3,407 3,271,392
4.50% , 08/15/39 ................... 14,200 14,064,260
4.38% , 11/15/39 ................... 1,343 1,309,845
4.63% , 02/15/40 ................... 2,064 2,062,549
1.13% , 05/15/40 - 08/15/40 ............ 20,816 13,044,558
3.88% , 08/15/40 - 02/15/43 ............ 3,803 3,436,982
1.38% , 11/15/40 ................... 10,408 6,704,215
1.88% , 02/15/41 - 11/15/51 ............ 15,025 8,517,272
3.75% , 08/15/41 - 11/15/43 ............ 12,973 11,263,835
3.00% , 05/15/42 - 08/15/52 ............ 74,869 54,841,889
3.13% , 02/15/43 - 08/15/44 ............ 11,781 9,321,889
3.63% , 08/15/43 - 05/15/53 ............ 32,630 26,800,532
4.75% , 11/15/43 ................... 26,996 26,671,204
4.13% , 08/15/44 ................... 326 295,496
2.50% , 02/15/45
(p)
.................. 29,908 20,974,153
2.75% , 11/15/47
(o) (p)
................. 27,458 19,367,543
2.25% , 08/15/49 - 02/15/52 ............ 18,580 11,462,217
1.63% , 11/15/50 ................... 3,317 1,730,514
2.38% , 05/15/51 ................... 4,132 2,584,921
2.00% , 08/15/51 ................... 4,760 2,710,039
4.75% , 11/15/53
(o) (p)
................. 36,013 35,015,317
U.S. Treasury Inflation Linked Notes ,
1.63% , 04/15/30 ................... 38,743 39,128,019
U.S. Treasury Notes
4.88% , 04/30/26 - 10/31/30 ............ 24,373 25,111,612
0.75% , 05/31/26 ................... 9,720 9,670,925
2.00% , 11/15/26 ................... 12,253 12,120,476
4.38% , 12/15/26 - 08/31/28 ............ 22,269 22,463,917
4.00% , 01/15/27 - 02/15/34 ............ 36,365 36,264,333
2.38% , 05/15/27 - 03/31/29 ............ 15,675 15,240,629
0.50% , 05/31/27 - 08/31/27 ............ 29,728 28,472,905
2.25% , 08/15/27 ................... 21,450 20,997,050
0.38% , 09/30/27 ................... 8,216 7,804,879
3.88% , 03/15/28 ................... 26,944 26,974,522
1.25% , 03/31/28 - 05/31/28 ............ 16,370 15,519,202
1.13% , 08/31/28 ................... 3,519 3,301,812

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.75% , 12/31/28 - 05/31/30 ............ USD 36,464 $ 36,324,182
2.88% , 04/30/29 - 05/15/32 ............ 9,210 8,919,069
3.25% , 06/30/29 ................... 15,923 15,633,970
3.13% , 08/31/29 ................... 17,728 17,310,032
4.13% , 11/30/29 ................... 17,932 18,080,499
3.50% , 01/31/30 ................... 32,059 31,612,982
1.50% , 02/15/30 ................... 10,431 9,545,180
3.63% , 08/31/30 - 09/30/31 ............ 62,908 62,037,615
4.25% , 06/30/31 ................... 15,747 15,945,987
4.50% , 12/31/31 ................... 14,308 14,647,713
2.75% , 08/15/32
(p)
.................. 37,111 34,323,511
Total U.S. Treasury Obligations — 23 .3%
(Cost: $ 872,696,558 ) .............................. 802,901,643
Total Long-Term Investments — 116.2%
(Cost: $ 4,139,298,963 ) ............................ 3,999,138,798
Shares
Shares
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55%
(h) (q)
................... 110,682,401 110,682,401
Total Short-Term Securities — 3 .2%
(Cost: $ 110,682,401 ) .............................. 110,682,401
Security
Shares
Shares Value
Total Options Purchased — 0.0%
( Cost: $ 1,594,864 ) ............................... $ 1,030,607
Total Investments Before Options Written and TBA Sale
Commitments — 119 .4%
(Cost: $ 4,251,576,228 ) ............................ 4,110,851,806
Total Options Written — ( 0 .2 ) %
(Premium Received — $ (5,686,360) ) ................... (7,123,419)
Par (000)
Pa r (000)
TBA Sale Commitments
(n)
Mortgage-Backed Securities — ( 9 .4 ) %
Government National Mortgage Association
6.00% , 04/15/56 ................... USD (340) (345,714)
6.50% , 04/15/56 ................... (170) (176,669)
Uniform Mortgage-Backed Securities
2.00% , 04/25/41 ................... (6,047) (5,561,200)
2.50% , 04/25/41 - 04/25/56 ............ (3,022) (2,597,492)
3.00% , 04/25/41 - 04/25/56 ............ (75,241) (66,173,310)
3.50% , 04/25/41 - 04/25/56 ............ (32,789) (30,101,749)
4.50% , 04/25/56 ................... (6,814) (6,575,549)
5.00% , 04/25/56 - 05/25/56 ............ (179,776) (177,156,251)
5.50% , 04/25/56 ................... (128) (128,590)
6.00% , 04/25/56 ................... (33,700) (34,351,354)
6.50% , 04/25/56 ................... (231) (238,970)
Total TBA Sale Commitments — ( 9 .4 ) %
(Proceeds: $ (324,899,038) ) ......................... (323,406,848)
Total Investments Net of Options Written and TBA Sale
Commitments — 109 .8%
(Cost: $ 3,920,990,830 ) ............................ 3,780,321,539
Liabilities in Excess of Other Assets — (9.8) % ............. (337,649,007)
Net Assets — 100.0% ...............................
$ 3,442,672,532
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Rounds to less than 1,000.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,522,612, representing 0.13% of its net assets as of period end, and an original cost of $4,402,000.
(h)
Affiliate of the Fund.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Non-income producing security.
(m)
Perpetual security with no stated maturity date.
(n)
Represents or includes a TBA transaction.
(o)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(p)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(q)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 42,126,671 $ 68,555,730
(a)
$ — $ — $ — $ 110,682,401 110,682,401 $ 1,559,594 $ —
iShares AAA CLO Active ETF . 5,196,500 — — — (13,000) 5,183,500 100,000 129,343 —
iShares iBoxx $ Investment
Grade Corporate Bond ETF — 82,165,108 (34,491,961) (856,721) 103,769 46,920,195 430,500 119,482 —
$ (856,721) $ 90,769 $ 162,786,096 $ 1,808,419 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Short Euro-BTP ........................................................... 32 06/08/26 $ 3,915 $ (27,565)
Australia 10-Year Bond ...................................................... 186 06/15/26 13,828 (139,853)
Australia 3-Year Bond ....................................................... 473 06/15/26 33,827 (181,583)
U.S. Treasury 10-Year Note ................................................... 443 06/18/26 49,166 257,145
U.S. Treasury 10-Year Ultra Note ............................................... 561 06/18/26 63,638 (734,469)
U.S. Treasury Long Bond ..................................................... 118 06/18/26 13,408 81,489
U.S. Treasury Ultra Bond ..................................................... 331 06/18/26 38,499 (424,549)
U.S. Treasury 2-Year Note .................................................... 1,463 06/30/26 303,527 (375,023)
3-mo. SOFR ............................................................. 716 03/16/27 172,511 (827,342)
3-mo. SOFR ............................................................. 192 03/14/28 46,368 (45,519)
3-mo. SOFR ............................................................. 192 03/20/29 46,318 9,727
(2,407,542)
Short Contracts
Euro-Bobl ............................................................... 103 06/08/26 13,742 202,891
Euro-Bund .............................................................. 166 06/08/26 24,059 407,117
Euro-Buxl ............................................................... 25 06/08/26 3,186 30,066
Euro-Schatz ............................................................. 32 06/08/26 3,911 33,450
U.S. Treasury 5-Year Note .................................................... 163 06/30/26 17,632 36
673,560
$ (1,733,982)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 3,963,000 USD 2,724,588 JPMorgan Chase Bank NA 06/17/26 $ 6,600
BRL 25,517,581 USD 4,783,500 Goldman Sachs International 06/17/26 59,626
BRL 18,449,105 USD 3,443,025 HSBC Bank plc 06/17/26 58,534
COP 6,059,622,500 USD 1,577,000 Morgan Stanley & Co. International plc 06/17/26 43,319
EUR 1,212,000 USD 1,400,554 State Street Bank and Trust Co. 06/17/26 5,265
JPY 212,357,000 USD 1,340,766 JPMorgan Chase Bank NA 06/17/26 5,948
USD 182,872 AUD 259,000 Barclays Bank plc 06/17/26 4,377
USD 4,478,284 AUD 6,345,000 JPMorgan Chase Bank NA 06/17/26 105,491
USD 4,233,172 EUR 3,639,750 State Street Bank and Trust Co. 06/17/26 11,366
USD 128,322 GBP 96,000 JPMorgan Chase Bank NA 06/17/26 1,286
USD 17,951,150 GBP 13,514,000 Standard Chartered Bank 06/17/26 68,152
USD 3,096,834 GBP 2,318,000 Wells Fargo Bank NA 06/17/26 29,438
USD 3,406,500 IDR 57,926,851,200 Barclays Bank plc 06/17/26 1,791
USD 1,206,996 MXN 21,742,223 Citibank NA 06/17/26 1,981
403,174
IDR 26,816,569,600 USD 1,577,000 Barclays Bank plc 06/17/26 (829)
MXN 92,987,507 USD 5,164,538 Bank of America NA 06/17/26 (10,911)
MXN 50,330,387 USD 2,798,000 Goldman Sachs International 06/17/26 (8,549)
USD 292,564 AUD 427,000 UBS AG 06/17/26 (1,712)
USD 6,623,000 BRL 35,135,015 Citibank NA 06/17/26 (45,473)
USD 8,997,750 BRL 47,998,497 Goldman Sachs International 06/17/26 (112,155)
USD 7,412,000 BRL 39,405,898 UBS AG 06/17/26 (67,068)
USD 51,067,085 EUR 44,295,000 Societe Generale SA 06/17/26 (311,415)
USD 16,955,953 EUR 14,700,000 Toronto Dominion Bank 06/17/26 (94,819)
USD 83,346 GBP 63,000 State Street Bank and Trust Co. 06/17/26 (22)
USD 1,224,069 JPY 193,304,000 UBS AG 06/17/26 (1,816)
USD 1,206,996 ZAR 20,663,409 Morgan Stanley & Co. International plc 06/17/26 (7,058)
ZAR 87,327,173 USD 5,164,538 Citibank NA 06/17/26 (33,736)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
ZAR 72,363,972 USD 4,315,500 State Street Bank and Trust Co. 06/17/26 $ (63,842)
(759,405)
$ (356,231)
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ........................... HSBC Bank plc 05/04/26 IDR 16,400.00 USD 1,397 $ 223
$ —
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Bank of America NA 04/30/26 3 .55 % USD 29,513 $ 4,834
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.00% At Termination
Goldman Sachs
International 06/08/26 3 .00 USD 146,701 40,180
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 03/27/28 4 .11 USD 6,728 263,437
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Deutsche Bank AG 03/30/28 4 .05 USD 6,728 246,642
555,093
Put
10-Year Interest Rate Swap
(a)
4.11% Annual 1-day SOFR Annual Deutsche Bank AG 03/27/28 4 .11 USD 6,728 230,056
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Deutsche Bank AG 03/30/28 4 .05 USD 6,728 245,235
475,291
$ 1,030,384
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 1,184 06/18/26 USD 111.00 USD 12,904 $ (81,482)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Bank of America NA 05/04/26 ZAR 16.74 USD 3,726 $ (94,977)
USD Currency ............................. Barclays Bank plc 05/04/26 BRL 5.65 USD 3,724 (10,240)
USD Currency ............................. Morgan Stanley & Co. International plc 05/04/26 MXN 18.05 USD 3,724 (51,880)
EUR Currency ............................. Deutsche Bank AG 05/15/26 MXN 20.55 EUR 1,899 (43,992)
USD Currency ............................. HSBC Bank plc 05/15/26 CLP 905.00 USD 950 (32,991)
USD Currency ............................. HSBC Bank plc 05/15/26 ZAR 17.50 USD 1,425 (17,452)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ............................. Morgan Stanley & Co. International plc 06/29/26 BRL 5.35 USD 2,420 $ (57,366)
–
(308,898)
–
Put
USD Currency ............................. Barclays Bank plc 05/04/26 COP 3,520.00 USD 931 (1,420)
USD Currency ............................. Barclays Bank plc 05/04/26 IDR 16,400.00 USD 1,397 (223)
USD Currency ............................. Barclays Bank plc 05/04/26 BRL 5.15 USD 3,724 (39,876)
USD Currency ............................. Morgan Stanley & Co. International plc 05/14/26 ZAR 16.30 USD 6,209 (32,901)
USD Currency ............................. UBS AG 05/14/26 MXN 17.55 USD 6,209 (38,877)
EUR Currency ............................. Deutsche Bank AG 05/15/26 MXN 20.55 EUR 1,899 (14,482)
USD Currency ............................. HSBC Bank plc 05/15/26 CLP 905.00 USD 950 (11,902)
USD Currency ............................. Morgan Stanley & Co. International plc 06/29/26 BRL 5.35 USD 2,420 (86,817)
–
(226,498)
–
$ (535,396)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual Bank of America NA 04/30/26 3 .25 % USD 29,513 $ (503)
1-Year Interest Rate Swap
(a)
. 2.50% At Termination 1-day SOFR At Termination
Goldman Sachs
International 06/08/26 2 .50 USD 146,701 (12,226)
10-Year Interest Rate Swap
(a)
3.20% Annual 1-day SOFR Annual Citibank NA 12/16/26 3 .20 USD 5,779 (30,507)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Citibank NA 03/04/27 3 .71 USD 3,295 (58,939)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 03/15/27 3 .87 USD 9,821 (234,675)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 11/08/27 3 .87 USD 5,145 (146,364)
10-Year Interest Rate Swap
(a)
3.86% Annual 1-day SOFR Annual Deutsche Bank AG 11/26/27 3 .86 USD 3,190 (89,432)
10-Year Interest Rate Swap
(a)
4.03% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/16/27 4 .03 USD 3,004 (105,175)
10-Year Interest Rate Swap
(a)
4.10% Annual 1-day SOFR Annual Deutsche Bank AG 01/31/28 4 .10 USD 3,363 (129,497)
10-Year Interest Rate Swap
(a)
4.14% Annual 1-day SOFR Annual Bank of America NA 02/04/28 4 .14 USD 10,097 (404,932)
10-Year Interest Rate Swap
(a)
3.94% Annual 1-day SOFR Annual Bank of America NA 03/20/28 3 .94 USD 3,125 (101,009)
(1,313,259)
Put
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.50% At Termination
Goldman Sachs
International 06/08/26 3 .50 USD 146,701 (431,021)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.70% Annual
Morgan Stanley & Co.
International plc 08/03/26 3 .70 USD 56,089 (219,674)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Deutsche Bank AG 09/14/26 3 .80 USD 56,885 (212,381)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 10/21/26 3 .85 USD 134,714 (512,501)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.60% Annual Citibank NA 12/16/26 4 .60 USD 2,890 (20,012)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual Citibank NA 03/04/27 3 .71 USD 3,295 (120,001)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 03/15/27 3 .87 USD 9,821 (289,772)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 157,097 (611,720)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Annual
Goldman Sachs
International 10/04/27 4 .05 USD 210,569 (1,097,014)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 11/08/27 3 .87 USD 5,145 (198,275)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.86% Annual Deutsche Bank AG 11/26/27 3 .86 USD 3,190 (127,276)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4 .00 USD 61,769 (363,697)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
Morgan Stanley & Co.
International plc 12/16/27 4 .03 USD 3,004 (101,378)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 93,231 (334,204)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.10% Annual Deutsche Bank AG 01/31/28 4 .10 USD 3,363 (109,873)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.14% Annual Bank of America NA 02/04/28 4 .14 USD 10,097 (318,709)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.94% Annual Bank of America NA 03/20/28 3 .94 % USD 3,125 $ (125,774)
(5,193,282)
$ (6,506,541)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 3.80% At Termination N/A 05/16/26 USD 72,520 $ (200,543) $ — $ (200,543)
1-day SOFR At Termination 3.90% At Termination N/A 05/16/26 USD 55,653 (97,452) — (97,452)
3.79% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 72,520 205,177 — 205,177
3.81% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 55,653 145,997 4,940 141,057
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 72,772 (271,976) — (271,976)
$ (218,797) $ 4,940 $ (223,737)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 5,082 $ 20,150 $ — $ 20,150
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 5,518 28,024 — 28,024
2.63% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/09/30 USD 20,828 (71,977) — (71,977)
$ (23,803) $ — $ (23,803)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Electric Power Co.,
Inc. ................. 1 .00 % Quarterly Bank of America NA 12/20/29 USD 8,075 $ (206,206) $ (167,368) $ (38,838)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 4,059 (93,541) (85,946) (7,595)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 4,050 (97,824) (81,386) (16,438)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 25 (2) 8,313 (8,315)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1 — 188 (188)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 334 104,036 12,612 91,424
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 219 68,096 13,496 54,600

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.6.AAA .......... 0 .50 % Monthly Deutsche Bank AG 05/11/63 USD 2 $ — $ (980) $ 980
$ – $ – $ –
$ (225,441) $ (301,071) $ 75,630
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
PacifiCorp .......... 0 .13 % Monthly
JPMorgan Chase Bank
NA 09/29/27 BBB+ USD 1,320 $ (853) $ (99) $ (754)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 150 (46,580) (17,065) (29,515)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 403 (125,552) (51,874) (73,678)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 35 (9,573) — (9,573)
$ (182,558) $ (69,038) $ (113,520)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .65%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 4,940 $ — $ 394,408 $ (641,948) $ —
OTC Swaps ..................................................... 34,609 (404,718) 147,004 (184,894) —
Options Written ................................................... N/A N/A 493,608 (1,930,667) (7,123,419)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,021,921 $ — $ 1,021,921
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 403,174 — — 403,174
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 223 1,030,384 — 1,030,607
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 346,234 48,174 394,408
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 181,613 — — — — 181,613
$ — $ 181,613 $ — $ 403,397 $ 2,398,539 $ 48,174 $ 3,031,723
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 2,755,903 $ — $ 2,755,903
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 759,405 — — 759,405
Options written
(b)
Options written at value ..................... — — 81,482 535,396 6,506,541 — 7,123,419
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 569,971 71,977 641,948
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 589,612 — — — — 589,612
$ — $ 589,612 $ 81,482 $ 1,294,801 $ 9,832,415 $ 71,977 $ 11,870,287
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (8,653,332) $ — $ (8,653,332)
Forward foreign currency exchange contracts .... — — — 4,483,406 — — 4,483,406
Options purchased
(a)
..................... — — — (113,120) (1,616,948) — (1,730,068)
Options written ........................ — — 117,204 552,679 1,211,972 — 1,881,855
Swaps .............................. — 494,072 (2,385,715) — 66,398 1,155,135 (670,110)
$ — $ 494,072 $ (2,268,511) $ 4,922,965 $ (8,991,910) $ 1,155,135 $ (4,688,249)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (2,450,304) $ — $ (2,450,304)
Forward foreign currency exchange contracts .... — — — (861,905) — — (861,905)
Options purchased
(b)
..................... — — — 74,825 869,612 — 944,437
Options written ........................ — — (2,406) (19,255) (1,562,440) — (1,584,101)
Swaps .............................. — 18,381 — — (498,814) (304,883) (785,316)
$ — $ 18,381 $ (2,406) $ (806,335) $ (3,641,946) $ (304,883) $ (4,737,189)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 900,731,642
Average notional value of contracts — short ................................................................................. 62,866,198
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 121,898,830
Average amounts sold — in USD ........................................................................................ 40,466,705
Options
Average value of option contracts purchased ................................................................................ 1,011
Average value of option contracts written ................................................................................... 308,439
Average notional value of swaption contracts purchased ......................................................................... 194,537,297
Average notional value of swaption contracts written ........................................................................... 1,124,046,265
Credit default swaps
Average notional value — buy protection ................................................................................... 16,776,489
Average notional value — sell protection ................................................................................... 1,919,838
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 666,377,647
Average notional value — receives fixed rate ................................................................................ 766,240,649
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 34,488,298
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 843,148 $ 246,838
Forward f oreign currency exchange contracts ................................................................. 403,174 759,405
Options
(a) (b)
........................................................................................ 1,030,607 7,123,419
Swaps — centrally cleared .............................................................................. 81,444 —
Swaps — OTC
(c)
..................................................................................... 181,613 589,612
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 2,539,986 $ 8,719,274
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(924,592) (328,320)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,615,394 $ 8,390,954
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA ............................... $ 4,834 $ (4,834) $ — $ — $ —
Barclays Bank plc ................................ 6,168 (6,168) — — —
Citibank NA ..................................... 1,981 (1,981) — — —
Citigroup Global Markets, Inc. ........................ 104,036 — — — 104,036
Deutsche Bank AG ................................ 986,350 (986,350) — — —
Goldman Sachs International ......................... 99,806 (99,806) — — —
HSBC Bank plc .................................. 58,757 (58,757) — — —
JPMorgan Chase Bank NA .......................... 119,325 (853) — — 118,472
Morgan Stanley & Co. International plc .................. 119,916 (119,916) — — —
Standard Chartered Bank ........................... 68,152 — — — 68,152
State Street Bank and Trust Co. ....................... 16,631 (16,631) — — —
Wells Fargo Bank NA .............................. 29,438 — — — 29,438
$ 1,615,394 $ (1,295,296) $ — $ — $ 320,098

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA ............................... $ 2,132,107 $ (4,834) $ (1,892,132) $ — $ 235,141
Barclays Bank plc ................................ 52,588 (6,168) — — 46,420
Citibank NA ..................................... 308,668 (1,981) (261,067) — 45,620
Deutsche Bank AG ................................ 1,234,249 (986,350) (247,899) — —
Goldman Sachs International ......................... 2,976,551 (99,806) (2,876,745) — —
HSBC Bank plc .................................. 62,345 (58,757) — — 3,588
JPMorgan Chase Bank NA .......................... 853 (853) — — —
JPMorgan Securities LLC ........................... 9,573 — — — 9,573
Morgan Stanley & Co. International plc .................. 670,752 (119,916) (402,604) — 148,232
Nomura International plc ............................ 363,697 — (363,697) — —
Societe Generale SA .............................. 311,415 — — — 311,415
State Street Bank and Trust Co. ....................... 63,864 (16,631) — — 47,233
Toronto Dominion Bank ............................. 94,819 — — — 94,819
UBS AG ....................................... 109,473 — — — 109,473
$ 8,390,954 $ (1,295,296) $ (6,044,144) $ — $ 1,051,514
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statements of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 374,621,804 $ 2,369,262 $ 376,991,066
Corporate Bonds
Aerospace & Defense .................................... — 8,732,870 — 8,732,870
Air Freight & Logistics .................................... — 433,309 — 433,309
Automobile Components .................................. — 368,081 — 368,081
Automobiles .......................................... — 1,844,349 — 1,844,349
Banks ............................................... — 94,480,456 — 94,480,456
Beverages ........................................... — 9,406,671 — 9,406,671
Biotechnology ......................................... — 9,129,965 — 9,129,965
Broadline Retail ........................................ — 12,303,127 — 12,303,127
Building Products ....................................... — 1,281,442 — 1,281,442
Capital Markets ........................................ — 64,263,297 — 64,263,297
Chemicals ............................................ — 6,331,825 — 6,331,825
Commercial Services & Supplies ............................. — 1,701,832 — 1,701,832
Communications Equipment ................................ — 1,711,572 — 1,711,572
Construction & Engineering ................................ — 332,402 — 332,402
Construction Materials .................................... — 431,283 — 431,283
Consumer Finance ...................................... — 22,933,266 — 22,933,266
Consumer Staples Distribution & Retail ........................ — 2,749,414 — 2,749,414
Containers & Packaging .................................. — 904,339 — 904,339
Distributors ........................................... — 103,020 — 103,020
Diversified REITs ....................................... — 4,148,553 — 4,148,553
Diversified Telecommunication Services ........................ — 14,719,589 — 14,719,589
Electric Utilities ........................................ — 72,771,867 1,890,262 74,662,129
Electrical Equipment ..................................... — 1,016,779 — 1,016,779
Electronic Equipment, Instruments & Components ................. — 1,488,224 — 1,488,224

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio

Level 1 Level 2 Level 3 Total
Energy Equipment & Services .............................. $ — $ 1,532,629 $ — $ 1,532,629
Entertainment ......................................... — 7,942,856 — 7,942,856
Financial Services ...................................... — 9,777,957 168,521 9,946,478
Food Products ......................................... — 3,405,438 — 3,405,438
Gas Utilities ........................................... — 3,856,732 — 3,856,732
Ground Transportation ................................... — 7,723,392 — 7,723,392
Health Care Equipment & Supplies ........................... — 5,192,319 — 5,192,319
Health Care Providers & Services ............................ — 15,701,491 — 15,701,491
Health Care REITs ...................................... — 2,056,856 — 2,056,856
Hotel & Resort REITs .................................... — 236,458 — 236,458
Hotels, Restaurants & Leisure .............................. — 3,748,934 — 3,748,934
Household Durables ..................................... — 654,454 — 654,454
Household Products ..................................... — 823,316 — 823,316
Independent Power and Renewable Electricity Producers ............ — 1,737,217 — 1,737,217
Industrial Conglomerates .................................. — 948,776 — 948,776
Industrial REITs ........................................ — 1,378,639 — 1,378,639
Insurance ............................................ — 11,267,230 — 11,267,230
Interactive Media & Services ............................... — 16,110,708 — 16,110,708
IT Services ........................................... — 21,029,558 — 21,029,558
Leisure Products ....................................... — 104,231 — 104,231
Life Sciences Tools & Services .............................. — 753,824 — 753,824
Machinery ............................................ — 1,862,367 — 1,862,367
Media ............................................... — 10,499,124 — 10,499,124
Metals & Mining ........................................ — 5,409,147 — 5,409,147
Multi-Utilities .......................................... — 4,863,319 — 4,863,319
Office REITs .......................................... — 906,146 — 906,146
Oil, Gas & Consumable Fuels ............................... — 174,190,716 — 174,190,716
Paper & Forest Products .................................. — 1,298,973 — 1,298,973
Personal Care Products .................................. — 923,957 — 923,957
Pharmaceuticals ....................................... — 15,965,179 — 15,965,179
Professional Services .................................... — 237,270 — 237,270
Residential REITs ....................................... — 5,981,040 — 5,981,040
Retail REITs .......................................... — 2,295,998 — 2,295,998
Semiconductors & Semiconductor Equipment .................... — 9,303,948 2,632,350 11,936,298
Software ............................................. — 47,224,680 — 47,224,680
Specialized REITs ...................................... — 6,206,784 — 6,206,784
Specialty Retail ........................................ — 3,466,122 — 3,466,122
Technology Hardware, Storage & Peripherals .................... — 5,720,694 — 5,720,694
Textiles, Apparel & Luxury Goods ............................ — 161,377 — 161,377
Tobacco ............................................. — 4,313,362 — 4,313,362
Trading Companies & Distributors ............................ — 2,579,689 — 2,579,689
Transportation Infrastructure ............................... — 1,232,349 — 1,232,349
Water Utilities ......................................... — 1,071,878 — 1,071,878
Wireless Telecommunication Services ......................... — 4,465,852 — 4,465,852
Fixed Rate Loan Interests ................................... — 9,918,142 — 9,918,142
Foreign Agency Obligations ................................. — 2,749,355 — 2,749,355
Foreign Government Obligations .............................. — 38,647,221 — 38,647,221
Investment Companies .................................... 52,103,695 — — 52,103,695
Municipal Bonds ......................................... — 18,778,279 — 18,778,279
Non-Agency Mortgage-Backed Securities ........................ — 519,902,717 — 519,902,717
Other Interests .......................................... — — 2 2
Preferred Securities ....................................... — 17,546,518 — 17,546,518
U.S. Government Sponsored Agency Securities .................... — 1,395,158,509 — 1,395,158,509
U.S. Treasury Obligations ................................... — 802,901,643 — 802,901,643
Short-Term Securities
Money Market Funds ...................................... 110,682,401 — — 110,682,401
Options Purchased
Foreign currency exchange contracts ........................... — 223 — 223
Interest rate contracts ...................................... — 1,030,384 — 1,030,384
Liabilities
Investments
TBA Sale Commitments .................................... — (323,406,848) — (323,406,848)
$ 162,786,096 $ 3,617,598,465 $ 7,060,397 $ 3,787,444,958
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Core Bond Portfolio
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 147,004 $ — $ 147,004
Foreign currency exchange contracts ............................ — 403,174 — 403,174
Interest rate contracts ....................................... 1,021,921 346,234 — 1,368,155
Other contracts ........................................... — 48,174 — 48,174
Liabilities
Credit contracts ........................................... — (184,894) — (184,894)
Equity contracts ........................................... — (81,482) — (81,482)
Foreign currency exchange contracts ............................ — (1,294,801) — (1,294,801)
Interest rate contracts ....................................... (2,755,903) (7,076,512) — (9,832,415)
Other contracts ........................................... — (71,977) — (71,977)
$ (1,733,982) $ (7,765,080) $ — $ (9,499,062)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
5.73%, 02/15/37
(a) (b)
................. EUR 490 $ 569,198
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.18%, 11/15/37
(a) (b)
................. 1,020 1,167,793
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.33%, 07/25/39
(a) (b)
................. 620 713,126
Arini European CLO IV DAC, Series 4X, Class
D, (3-mo. EURIBOR at 3.50% Floor + 3.50%),
5.52%, 01/15/38
(a) (b)
................. 1,460 1,689,995
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
4.82%, 01/15/39
(a) (b)
................. 890 1,006,576
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
4.82%, 04/15/38
(a) (b)
................. 620 700,101
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.07%, 01/15/38
(a) (b)
................. 670 763,067
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.28%, 10/25/37
(a) (b)
................. 1,200 1,374,648
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.12%, 10/15/37
(a) (b)
................. 890 1,020,477
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.21%, 11/20/38
(a) (b)
................. 750 852,515
CVC Cordatus Loan Fund XXII DAC, Series 22X,
Class D, (3-mo. EURIBOR at 3.15% Floor +
3.15%), 5.30%, 12/15/34
(a) (b)
........... 300 343,980
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class DR, (3-mo. EURIBOR at 2.70%
Floor + 2.70%), 4.68%, 02/15/38
(a) (b)
...... 1,170 1,311,602
Greene King Finance plc, Series B2, (Sterling
Overnight Index Average at 2.08% Floor +
2.20%), 5.93%, 03/15/36
(a) (b)
........... GBP 100 121,949
Henley CLO XI DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.63%,
04/25/39
(a) (b)
...................... EUR 1,300 1,450,027
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.12%, 01/15/38
(a) (b)
................. 750 862,070
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(a) (c) (d) (e) (f)
.......... USD 2,000 —
Jubilee CLO DAC, Series 2024-29X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.22%, 01/15/39
(a) (b)
................. EUR 1,260 1,433,651
Palmer Square European Loan Funding DAC
(a)(b)
Series 2024-2X, Class D, (3-mo. EURIBOR at
3.15% Floor + 3.15%), 5.13%, 05/15/34 . 490 566,901
Series 2024-3X, Class D, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.03%, 05/15/34 . 750 868,274
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.22%, 10/15/38
(a) (b)
................. 800 916,058
Rockfield Park CLO DAC, Series 1X, Class C,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.02%, 07/16/34
(a) (b)
................. 980 1,125,847
Rockford Tower Europe CLO DAC, Series 2025-
1X, Class D, (3-mo. EURIBOR at 3.00% Floor
+ 3.00%), 5.03%, 10/25/37
(a) (b)
.......... 1,130 1,296,761
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.28%, 04/20/37
(a) (b)
................. EUR 1,600 $ 1,840,114
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.28%, 10/20/38
(a) (b)
................. 870 1,000,562
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(b)
.................. GBP 1,648 2,239,785
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.47%, 01/15/38
(a) (b)
................. EUR 1,110 1,281,287
Total Asset-Backed Securities — 0 .1%
(Cost: $ 26,969,437 ) ............................... 26,516,364
Shares
Shares
Common Stocks
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(d) (e)
.................. 314,534 4,491,546
Construction & Engineering — 0.0%
United Site Services
(d) (e)
................. 202,610 1,468,922
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(d)
.............. 24,780 —
Financial Services — 0.0%
New Kleo Holdco
(d) (e)
................... 238,435 358,274
Food Products — 0.1%
Lamb Weston Holdings, Inc. ............. 304,382 12,863,183
Health Care Equipment & Supplies — 0.0%
Medline, Inc. , Class A
(d)
................. 73,694 3,279,383
Health Care Providers & Services — 0.0%
Quorum Group
(d) (e)
.................... 185,984 92,992
Hotels, Restaurants & Leisure — 0.0%
New Topco
(d) (e)
....................... 33,509 —
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.
(d)
.................. 80,886 13,794,298
Metals & Mining — 0.1%
Constellium SE , Class A
(d)
............... 1,458,030 35,838,377
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP ................... 3,044,211 58,753,272
Enterprise Products Partners LP ........... 575,635 21,782,029
80,535,301
Real Estate Management & Development — 0.0%
ADLER Group SA
(d) (e)
.................. 782,267 9
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.
(d)
.......... 1 2
Specialized REITs — 0.2%
VICI Properties, Inc. ................... 1,996,730 54,550,664
Wireless Telecommunication Services — 0.1%
Altice France Lux 3
(d)
.................. 805,431 13,405,787
Total Common Stocks — 0 .9%
(Cost: $ 188,151,380 ) .............................. 220,678,738

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(f)
... USD 17,219 $ 17,525,533
ATI, Inc.
5.88% , 12/01/27 ................... 6,041 6,039,832
4.88% , 10/01/29 ................... 7,847 7,742,337
7.25% , 08/15/30 ................... 21,800 22,605,924
5.13% , 10/01/31 ................... 17,354 17,145,401
Axon Enterprise, Inc., 6.25%, 03/15/33
(f)
..... 2,600 2,653,939
Bombardier, Inc.
(f)
8.75% , 11/15/30 ................... 2,995 3,185,308
7.25% , 07/01/31 ................... 2,376 2,489,851
7.00% , 06/01/32 ................... 13,766 14,286,933
6.75% , 06/15/33 ................... 20,587 21,260,360
BWX Technologies, Inc., 4.13%, 06/30/28
(f)
... 10,804 10,504,960
Carpenter Technology Corp., 5.63%, 03/01/34
(f)
17,875 17,710,353
Czechoslovak Group A/S, 5.25%, 01/10/31
(b)
.. EUR 1,214 1,437,405
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(f)
................. USD 75,122 74,741,212
Goat Holdco LLC, 6.75%, 02/01/32
(f)
....... 10,250 10,312,822
Moog, Inc.
(f)
4.25% , 12/15/27 ................... 1,159 1,158,327
5.50% , 10/15/34 ................... 8,514 8,540,748
TransDigm, Inc.
(f)
6.75% , 08/15/28 ................... 28,536 28,882,427
6.38% , 03/01/29 ................... 76,249 77,672,035
6.63% , 03/01/32 ................... 41,802 42,632,606
6.00% , 01/15/33 ................... 49,294 49,266,326
6.38% , 05/31/33 ................... 97,196 96,677,780
6.25% , 01/31/34 ................... 14,206 14,362,706
6.75% , 01/31/34 ................... 97,686 98,966,175
6.13% , 07/31/34 ................... 80,094 78,775,845
726,577,145
Air Freight & Logistics — 0.1%
(f)
Rand Parent LLC, 8.50%, 02/15/30 ........ 18,467 18,956,837
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 3,002 3,122,371
22,079,208
Automobile Components — 1.3%
Allison Transmission, Inc., 5.88%, 12/01/33
(f)
.. 10,676 10,610,550
American Axle & Manufacturing, Inc.
(f)
6.38% , 10/15/32 ................... 10,017 9,914,256
7.75% , 10/15/33 ................... 1,455 1,416,439
Clarios Global LP
6.75% , 05/15/28
(f)
.................. 39,243 39,624,874
6.75% , 02/15/30
(f)
.................. 23,729 24,262,902
4.75% , 06/15/31
(f)
.................. EUR 20,185 22,907,810
4.75% , 06/15/31
(b)
.................. 1,893 2,148,352
6.75% , 09/15/32
(f)
.................. USD 47,805 48,187,440
Cyprium Corp., 6.13%, 04/15/31
(f)
......... 12,681 12,501,151
Dana, Inc.
4.25% , 09/01/30 ................... 3,286 3,108,728
4.50% , 02/15/32 ................... 5,364 5,005,702
Dometic Group AB, 5.00%, 09/11/30
(b)
...... EUR 1,071 1,181,867
Forvia SE
2.75% , 02/15/27
(b)
.................. 117 133,420
3.75% , 06/15/28
(b)
.................. 626 710,390
5.63% , 06/15/30
(b)
.................. 177 206,204
5.50% , 06/15/31
(b)
.................. 1,512 1,730,333
6.75% , 09/15/33
(f)
.................. USD 975 951,980
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(f)
5,514 5,709,333
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 2,350 2,223,833
6.63% , 07/15/30 ................... 8,888 8,691,393
Icahn Enterprises LP
5.25% , 05/15/27 ................... 51,008 49,983,116
Security
Par (000)
Par (000) Value
Automobile Components (continued)
9.75% , 01/15/29 ................... USD 19,698 $ 19,366,136
4.38% , 02/01/29 ................... 3,368 2,874,118
10.00% , 11/15/29
(f)
................. 19,439 19,150,296
IHO Verwaltungs GmbH
(b)(g)
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a)
..................... EUR 1,305 1,543,760
6.75% , ( 6.75 % Cash or 7.50 % PIK), 11/15/29 483 578,920
7.00% , ( 7.00 % Cash or 7.75 % PIK), 11/15/31 769 929,294
Mahle GmbH
(b)
2.38% , 05/14/28 ................... 500 551,990
6.50% , 05/02/31 ................... 733 856,676
Schaeffler AG
(b)
4.25% , 04/01/28 ................... 1,200 1,370,787
5.38% , 04/01/31 ................... 700 817,977
Tenneco, Inc., 8.00%, 11/17/28
(f)
.......... USD 28,371 28,270,093
ZF Europe Finance BV
(b)
2.50% , 10/23/27 ................... EUR 2,100 2,368,324
6.13% , 03/13/29 ................... 900 1,044,558
3.00% , 10/23/29 ................... 300 315,218
7.00% , 06/12/30 ................... 2,200 2,593,912
5.50% , 02/17/32 ................... 1,300 1,417,616
335,259,748
Automobiles — 0.5%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(b)
...................... GBP 2,469 2,507,839
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(f)
...................... USD 28,547 27,434,837
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(b)
.................. EUR 2,452 2,805,488
7.75% , 07/17/32
(f)
.................. USD 10,722 10,857,042
6.38% , 07/17/33
(b)
.................. EUR 600 689,998
6.38% , 07/17/33
(f)
.................. 10,750 12,362,471
8.13% , 07/17/35
(f)
.................. USD 52,173 53,677,739
RCI Banque SA
(b)
4.25% , 05/23/34 ................... EUR 1,800 2,046,257
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34
(a)
................ 3,100 3,631,761
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37
(a)
................ 1,500 1,678,164
Rivian Holdings LLC, 10.00%, 01/15/31
(f)
.... USD 17,060 16,576,781
134,268,377
Banks — 0.2%
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (b)
..................... EUR 2,168 2,487,409
Banco Espirito Santo SA
(b)(c)(d)
2.63% , 05/08/17 ................... 10,400 2,644,585
4.75% , 01/15/18 ................... 12,300 3,127,730
4.00% , 01/21/25 ................... 12,000 3,051,444
Eurobank SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25% , 04/30/35 ................. 1,300 1,469,292
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.00% , 02/07/36 ................. 1,233 1,384,649
First-Citizens Bank & Trust Co., 6.00%, 04/01/36 USD 23,131 23,163,346
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (b)
EUR 2,675 3,233,577
40,562,032
Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34
(f)
USD 21,228 20,900,166
Genmab A/S
(f)
6.25% , 12/15/32 ................... 10,972 11,248,846
7.25% , 12/15/33 ................... 28,415 29,742,861

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Grifols SA
2.25% , 11/15/27
(b)
.................. EUR 16,848 $ 19,229,437
4.75% , 10/15/28
(f)
.................. USD 200 195,894
7.13% , 05/01/30
(b)
.................. EUR 1,603 1,915,248
7.50% , 05/01/30
(b)
.................. 615 735,223
83,967,675
Broadline Retail — 0.4%
B&M European Value Retail plc
6.50% , 11/27/31
(b)
.................. GBP 1,397 1,746,884
Getty Images, Inc.
(f)
11.25% , 02/21/30 .................. USD 13,283 11,962,537
10.50% , 11/15/30 .................. 8,526 7,646,282
Match Group Holdings II LLC
(f)
4.63% , 06/01/28 ................... 5,285 5,166,805
4.13% , 08/01/30 ................... 2,949 2,732,931
3.63% , 10/01/31 ................... 6,416 5,704,372
6.13% , 09/15/33 ................... 13,376 12,998,977
Rakuten Group, Inc.
(f)
11.25% , 02/15/27 .................. 13,502 13,974,802
9.75% , 04/15/29 ................... 33,310 35,495,071
97,428,661
Building Products — 1.7%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(f)
...................... 8,776 8,852,246
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(f)
...................... 15,425 15,922,410
Builders FirstSource, Inc.
(f)
6.38% , 03/01/34 ................... 3,116 3,076,168
6.75% , 05/15/35 ................... 9,586 9,576,814
EMRLD Borrower LP
6.38% , 12/15/30
(b)
.................. EUR 1,929 2,269,483
6.63% , 12/15/30
(f)
.................. USD 125,330 127,468,004
6.75% , 07/15/31
(f)
.................. 14,292 14,698,693
HT Troplast GmbH, 9.38%, 07/15/28
(b)
...... EUR 2,163 2,530,976
JELD-WEN Holding, Inc., 7.00%, 09/01/32
(f)
... USD 4,627 2,157,170
JELD-WEN, Inc., 4.88%, 12/15/27
(f)
........ 18,892 12,809,386
New Enterprise Stone & Lime Co., Inc.
(f)
5.25% , 07/15/28 ................... 9,760 9,615,502
9.75% , 07/15/28 ................... 13,004 12,990,835
Quikrete Holdings, Inc.
(f)
6.38% , 03/01/32 ................... 73,375 74,402,470
6.75% , 03/01/33 ................... 15,764 16,010,549
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(f)
...................... 1,811 1,797,342
Standard Building Solutions, Inc.
(f)
6.50% , 08/15/32 ................... 23,167 23,178,977
6.25% , 08/01/33 ................... 36,810 36,396,089
5.88% , 03/15/34 ................... 18,967 18,287,775
Standard Industries, Inc.
(f)
4.75% , 01/15/28 ................... 150 148,272
4.38% , 07/15/30 ................... 23,100 21,773,249
3.38% , 01/15/31 ................... 8,765 7,856,653
Wilsonart LLC, 11.00%, 08/15/32
(f)
........ 24,186 17,531,994
439,351,057
Capital Markets — 0.6%
Apollo Debt Solutions BDC
5.88% , 08/30/30 ................... 11,997 11,808,258
6.70% , 07/29/31 ................... 5,018 5,076,600
6.55% , 03/15/32 ................... 9,236 9,271,422
Ares Strategic Income Fund, 5.80%, 09/09/30
(f)
. 13,485 13,112,646
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 4,175 4,042,037
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 16,068 15,835,795
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(f)
................. USD 6,480 $ 6,026,190
Focus Financial Partners LLC, 6.75%, 09/15/31
(f)
23,401 23,240,620
Jane Street Group
(f)
6.13% , 11/01/32 ................... 5,479 5,418,121
6.75% , 05/01/33 ................... 16,456 16,695,731
Lehman Brothers Holdings, Inc.
0.00% , 12/30/16 ................... 1,000 100
5.38% , 10/17/17
(c) (d)
................. EUR 4,550 14,200
4.75% , 01/16/18
(c) (d)
................. 14,545 45,392
(3-mo. EURIBOR + 0.30%), 0.00% ,
02/05/18
(a) (c) (d)
................... 22,800 71,154
Osaic Holdings, Inc.
(f)
6.75% , 08/01/32 ................... USD 20,724 20,726,588
8.00% , 08/01/33 ................... 33,497 33,068,314
164,453,168
Chemicals — 2.6%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(f) (g)
........... 21,028 16,203,253
Avient Corp., 6.25%, 11/01/31
(f)
.......... 3,656 3,681,534
Celanese US Holdings LLC
7.00% , 02/15/31 ................... 1,705 1,750,684
6.75% , 04/15/33 ................... 13,403 13,750,981
7.38% , 02/15/34 ................... 12,485 12,791,182
Chemours Co. (The)
(f)
5.75% , 11/15/28 ................... 35,428 35,078,131
4.63% , 11/15/29 ................... 26,117 24,491,352
7.88% , 03/15/34 ................... 11,682 11,678,604
Consolidated Energy Finance SA, 5.63%,
10/15/28
(f)
...................... 4,900 4,563,125
Element Solutions, Inc., 3.88%, 09/01/28
(f)
.... 84,959 82,718,869
FIS Fabbrica Italiana Sintetici SpA, (3-mo.
EURIBOR + 3.25%), 5.28%, 02/05/31
(a) (b)
... EUR 796 902,050
FMC Corp.
3.45% , 10/01/29 ................... USD 12,895 11,518,393
4.50% , 10/01/49 ................... 3,816 2,361,412
6.38% , 05/18/53 ................... 2,716 2,046,410
HB Fuller Co., 4.25%, 10/15/28 .......... 4,039 3,900,408
Herens Holdco SARL, 4.75%, 05/15/28
(f)
..... 6,800 5,714,720
Ingevity Corp., 3.88%, 11/01/28
(f)
......... 4,329 4,155,620
Italmatch Chemicals SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.13%),
6.15% , 02/05/31
(a)
................ EUR 629 701,081
6.25% , 02/05/31 ................... 172 188,602
Itelyum Regeneration SpA, 5.75%, 04/15/30
(b)
. 1,164 1,327,102
Kronos International, Inc.
9.50% , 03/15/29
(b)
.................. 3,271 3,248,042
Lune Holdings SARL, 5.63%, 11/15/28
(b)
..... 1,874 46,283
Maxam Prill SARL, 6.00%, 07/15/30
(b)
...... 3,898 4,452,585
Methanex US Operations, Inc., 6.25%, 03/15/32
(f)
USD 5,889 6,024,836
Minerals Technologies, Inc., 5.00%, 07/01/28
(f)
. 7,620 7,490,795
Olympus Water US Holding Corp.
5.38% , 10/01/29
(b)
.................. EUR 1,126 1,201,872
6.25% , 10/01/29
(f)
.................. USD 6,857 6,480,153
7.25% , 06/15/31
(f)
.................. 47,118 46,020,282
6.75% , 08/01/32
(f)
.................. 47,247 44,994,433
6.13% , 02/15/33
(b)
.................. EUR 1,536 1,706,513
7.25% , 02/15/33
(f)
.................. USD 87,262 83,256,779
Perimeter Holdings LLC, 6.25%, 01/15/34
(f)
... 33,847 33,195,459
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ................... 2,027 1,981,541
4.00% , 04/01/31 ................... 3,126 2,887,930
4.38% , 02/01/32 ................... 3,362 3,139,986
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(f)
...................... 27,757 27,073,320

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(f)
...................... USD 27,658 $ 27,271,955
WR Grace Holdings LLC
(f)
5.63% , 08/15/29 ................... 87,608 80,574,780
7.38% , 03/01/31 ................... 10,111 10,137,087
6.63% , 08/15/32 ................... 26,520 25,839,903
7.00% , 08/01/33 ................... 20,447 19,857,615
676,405,662
Commercial Services & Supplies — 4.0%
ADT Security Corp. (The)
(f)
4.88% , 07/15/32 ................... 5,300 4,950,617
5.88% , 10/15/33 ................... 20,963 20,302,865
Allied Universal Holdco LLC
4.63% , 06/01/28
(f)
.................. 93,898 91,709,985
4.88% , 06/01/28
(b)
.................. GBP 3,573 4,576,617
6.00% , 06/01/29
(f)
.................. USD 106,951 103,344,270
6.88% , 06/15/30
(f)
.................. 39,556 40,097,205
7.88% , 02/15/31
(f)
.................. 135,075 139,291,366
Amber Finco plc, 6.63%, 07/15/29
(b)
........ EUR 3,278 3,888,064
APCOA GmbH, 6.00%, 04/15/31
(b)
........ 2,568 2,906,939
APi Group DE, Inc.
(f)
4.13% , 07/15/29 ................... USD 9,298 8,854,312
4.75% , 10/15/29 ................... 6,702 6,486,757
Aramark Services, Inc., 5.00%, 02/01/28
(f)
.... 9,373 9,317,683
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.52%,
05/01/30
(a) (b)
..................... EUR 1,136 1,309,245
Biffa Group Holdings Ltd.
(b)
5.25% , 06/15/31 ................... 1,273 1,423,406
7.38% , 06/15/31 ................... GBP 1,250 1,615,607
Brink's Co. (The)
(f)
4.63% , 10/15/27 ................... USD 304 300,022
6.50% , 06/15/29 ................... 9,747 9,897,893
6.75% , 06/15/32 ................... 16,763 16,967,777
Clean Harbors, Inc., 5.13%, 07/15/29
(f)
...... 2,198 2,171,012
Currenta Group Holdings SARL
(b)
5.50% , 05/15/30 ................... EUR 1,163 1,334,092
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
5.98% , 05/15/32
(a)
................ 358 409,780
Deluxe Corp., 8.13%, 09/15/29
(f)
.......... USD 8,581 8,907,799
Garda World Security Corp.
(f)
7.75% , 02/15/28 ................... 25,383 25,821,288
6.00% , 06/01/29 ................... 4,026 3,832,045
8.25% , 08/01/32 ................... 47,500 47,002,856
8.38% , 11/15/32 ................... 99,408 99,475,498
GFL Environmental Holdings US, Inc., 5.50%,
02/01/34
(f)
...................... 34,099 33,444,159
GFL Environmental, Inc.
(f)
4.00% , 08/01/28 ................... 11,119 10,809,015
4.75% , 06/15/29 ................... 18,553 18,203,341
4.38% , 08/15/29 ................... 13,187 12,829,934
6.75% , 01/15/31 ................... 15,593 16,136,063
Group Laboratories South Africa Pty. Ltd.
(c)(d)(f)
5.88% , 11/01/28 ................... 3,943 2,030,645
9.50% , 11/01/28 ................... 29,843 15,369,145
8.63% , 10/01/31 ................... 11,520 5,932,800
Luna 1.5 SARL
(g)
10.50% , ( 10.50 % Cash or 10.50 % PIK),
07/01/32
(f)
..................... EUR 7,695 9,427,922
10.50% , ( 10.50 % Cash or 11.25 % PIK),
07/01/32
(b)
..................... 1,091 1,336,694
Luna 2.5 SARL, 5.50%, 07/01/32
(b)
........ 656 745,807
Madison IAQ LLC
(f)
4.13% , 06/30/28 ................... USD 3,530 3,447,375
5.88% , 06/30/29 ................... 37,970 37,235,645
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Paprec Holding SA, 4.13%, 07/15/30
(b)
...... EUR 1,760 $ 1,994,915
Reworld Holding Corp., 4.88%, 12/01/29
(f)
.... USD 5,084 4,766,051
RR Donnelley & Sons Co., 9.50%, 08/01/29
(f)
.. 41,413 41,918,404
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(f)
...................... 50,456 51,632,785
Techem Verwaltungsgesellschaft 675 mbH
(b)
4.63% , 07/15/32 ................... EUR 500 561,256
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
5.03% , 07/15/32
(a)
................ 326 375,097
Veritiv Operating Co., 10.50%, 11/30/30
(f)
.... USD 7,559 7,855,676
Waste Pro USA, Inc., 7.00%, 02/01/33
(f)
..... 70,519 71,312,409
Williams Scotsman, Inc.
(f)
4.63% , 08/15/28 ................... 614 604,023
6.63% , 06/15/29 ................... 2,344 2,370,356
6.63% , 04/15/30 ................... 13,186 13,394,194
7.38% , 10/01/31 ................... 8,434 8,648,038
1,028,576,749
Communications Equipment — 0.0%
Viavi Solutions, Inc., 3.75%, 10/01/29
(f)
...... 6,762 6,344,315
Construction & Engineering — 0.5%
AECOM, 6.00%, 08/01/33
(f)
............. 33,647 33,610,032
Arcosa, Inc.
(f)
4.38% , 04/15/29 ................... 9,593 9,254,753
6.88% , 08/15/32 ................... 6,388 6,545,419
Brand Industrial Services, Inc., 10.38%,
08/01/30
(f)
...................... 51,587 47,146,020
Dycom Industries, Inc., 4.50%, 04/15/29
(f)
.... 5,838 5,662,777
Heathrow Finance plc
(b)
3.88% , 03/01/27
(h)
.................. GBP 272 353,087
4.13% , 09/01/29
(h)
.................. 817 1,008,482
6.63% , 03/01/31 ................... 1,355 1,778,702
Weekley Homes LLC, 6.75%, 01/15/34
(f)
..... USD 11,326 10,847,441
116,206,713
Consumer Finance — 1.2%
Azorra Finance Ltd.
(f)
7.75% , 04/15/30 ................... 7,735 7,972,619
7.25% , 01/15/31 ................... 6,356 6,417,590
6.25% , 02/15/34 ................... 7,874 7,318,358
GGAM Finance Ltd.
(f)
8.00% , 06/15/28 ................... 5,162 5,357,418
6.88% , 04/15/29 ................... 13,841 14,148,893
5.88% , 03/15/30 ................... 12,123 12,077,538
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(f)
...................... 23,347 23,690,201
Navient Corp.
9.38% , 07/25/30 ................... 4,377 4,266,889
7.88% , 06/15/32 ................... 9,350 8,335,970
OneMain Finance Corp.
6.63% , 05/15/29 ................... 11,987 11,998,639
5.38% , 11/15/29 ................... 17,353 16,733,724
7.88% , 03/15/30 ................... 15,128 15,611,752
6.13% , 05/15/30 ................... 24,244 23,706,775
4.00% , 09/15/30 ................... 9,679 8,740,940
7.50% , 05/15/31 ................... 5,408 5,436,879
7.13% , 11/15/31 ................... 12,307 12,193,735
6.75% , 03/15/32 ................... 26,373 25,588,069
7.13% , 09/15/32 ................... 10,053 9,900,761
6.50% , 03/15/33 ................... 23,223 22,199,469
6.75% , 09/15/33 ................... 25,365 24,321,296
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(f)
44,290 44,568,584
310,586,099

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc.
(f)
5.50% , 03/31/31 ................... USD 9,258 $ 9,153,125
5.63% , 03/31/32 ................... 9,496 9,348,965
6.25% , 03/15/33 ................... 11,092 11,166,372
5.75% , 03/31/34 ................... 38,919 38,076,260
Bellis Acquisition Co. plc
(b)
8.13% , 05/14/30 ................... GBP 1,932 2,358,169
8.00% , 07/01/31 ................... EUR 160 174,243
Boots Group Finco LP
5.38% , 08/31/32
(f)
.................. 26,690 30,693,046
5.38% , 08/31/32
(b)
.................. 839 964,836
7.38% , 08/31/32
(b)
.................. GBP 407 535,000
7.38% , 08/31/32
(f)
.................. 11,670 15,340,172
FR Bondco SAS, 6.88%, 10/31/32
(b)
....... EUR 276 303,657
KeHE Distributors LLC, 9.00%, 02/15/29
(f)
.... USD 11,150 11,607,707
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR at
0.00% Floor + 3.63%), 5.64%, 07/01/29
(a) (b)
.. EUR 1,208 1,393,408
Market Bidco Finco plc, 6.75%, 01/31/31
(b)
... 1,372 1,523,395
New Immo Holding SA
(b)
3.25% , 07/23/27 ................... 1,800 2,039,484
5.88% , 04/17/28 ................... 200 231,598
4.88% , 12/08/28 ................... 1,400 1,580,402
4.95% , 11/14/30 ................... 200 222,236
Ocado Group plc
(b)
6.25% , 08/06/29
(i)
.................. GBP 1,100 1,270,439
11.00% , 06/15/30 .................. 785 1,035,960
Performance Food Group, Inc.
(f)
4.25% , 08/01/29 ................... USD 4,029 3,870,114
6.13% , 09/15/32 ................... 21,310 21,349,359
5.63% , 03/01/34 ................... 40,335 38,902,801
Picard Groupe SAS, 6.38%, 07/01/29
(b)
..... EUR 651 760,610
United Natural Foods, Inc., 6.75%, 10/15/28
(f)
.. USD 15,371 15,383,112
US Foods, Inc.
(f)
4.75% , 02/15/29 ................... 1,219 1,202,792
7.25% , 01/15/32 ................... 5,402 5,589,814
226,077,076
Containers & Packaging — 2.3%
Ardagh Group SA
9.50% , 12/01/30
(b)
.................. 2,921 3,063,278
9.50% , 12/01/30
(f)
.................. 52,891 55,459,266
12.00% , ( 12.00 % Cash or 7.50 % PIK),
12/01/30
(b) (g)
.................... EUR 13,764 12,661,119
12.00% , ( 12.00 % Cash or 6.50 % PIK),
12/01/30
(a) (f) (g)
................... USD 36,605 29,955,000
Ardagh Metal Packaging Finance USA LLC
3.00% , 09/01/29
(b)
.................. EUR 5,083 5,300,345
4.00% , 09/01/29
(f)
.................. USD 72,836 66,696,027
6.25% , 01/30/31
(f)
.................. 20,272 20,097,922
Ball Corp.
4.25% , 07/01/32 ................... EUR 10,255 11,714,417
5.50% , 09/15/33 ................... USD 7,462 7,466,283
Canpack SA, 2.38%, 11/01/27
(b)
.......... EUR 9,300 10,421,226
Clydesdale Acquisition Holdings, Inc.
(f)
6.63% , 04/15/29 ................... USD 15,239 14,965,664
6.88% , 01/15/30 ................... 25,899 25,173,119
6.75% , 04/15/32 ................... 28,513 26,977,393
Crown Americas LLC, 5.88%, 06/01/33 ..... 36,944 36,926,936
Fiber Midco SpA, 10.75%, (10.75% Cash or
10.75% PIK), 06/15/29
(b) (g)
............ EUR 1,289 1,019,350
Kleopatra Finco SARL, (1M EURIBOR + 2.00%),
6.00%, 01/30/31
(a)
................. 2,444 2,501,331
Mauser Packaging Solutions Holding Co.
(f)
7.88% , 04/15/30 ................... USD 159,562 159,562,000
9.25% , 04/15/30 ................... 16,185 15,038,581
OI European Group BV, 5.25%, 06/01/29
(b)
... EUR 1,747 1,991,963
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Owens-Brockway Glass Container, Inc., 6.63%,
05/13/27
(f)
...................... USD 1,272 $ 1,274,632
Sealed Air Corp.
(f)
4.00% , 12/01/27 ................... 5,348 5,334,620
7.25% , 02/15/31 ................... 5,117 5,365,816
6.50% , 07/15/32 ................... 7,131 7,480,130
Silgan Holdings, Inc., 4.25%, 02/15/31
(f)
..... EUR 22,470 25,136,767
Trivium Packaging Finance BV
6.63% , 07/15/30
(b)
.................. 6,190 7,189,866
6.63% , 07/15/30
(f)
.................. 6,040 7,015,637
8.25% , 07/15/30
(f)
.................. USD 8,932 9,345,400
12.25% , 01/15/31
(f)
................. 6,324 6,847,051
581,981,139
Distributors — 0.2%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(f)
.............. 1,197 1,134,629
Azelis Finance NV, 4.13%, 03/10/31
(b)
...... EUR 682 767,356
Gates Corp., 6.88%, 07/01/29
(f)
.......... USD 15,663 16,070,849
Resideo Funding, Inc.
(f)
4.00% , 09/01/29 ................... 3,756 3,549,558
6.50% , 07/15/32 ................... 17,867 17,603,937
39,126,329
Diversified Consumer Services — 0.7%
Belron UK Finance plc, 5.75%, 10/15/29
(f)
.... 28,184 28,361,982
Multiversity SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.28% , 05/17/31
(a)
................ EUR 863 993,313
7.13% , 05/17/31 ................... 1,090 1,260,398
Service Corp. International
3.38% , 08/15/30 ................... USD 4,902 4,522,692
4.00% , 05/15/31 ................... 20,862 19,446,211
5.75% , 10/15/32 ................... 42,266 42,184,689
Sotheby's
(f)
7.38% , 10/15/27 ................... 39,528 39,338,645
5.88% , 06/01/29 ................... 10,717 10,061,737
Wand NewCo 3, Inc., 7.63%, 01/30/32
(f)
..... 26,441 27,035,842
173,205,509
Diversified REITs — 0.3%
(f)
Digital Realty Trust, Inc., 1.88%, 11/15/29
(i)
... 5,773 6,111,472
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 11,115 10,493,238
Uniti Group LP
6.50% , 02/15/29 ................... 5,914 5,743,905
6.00% , 01/15/30 ................... 7,182 6,755,221
8.63% , 06/15/32 ................... 53,438 54,425,843
83,529,679
Diversified Telecommunication Services — 6.5%
Altice France SA
4.75% , 10/15/30
(b)
.................. EUR 2,853 3,121,372
6.88% , 10/15/30
(f)
.................. USD 4,706 4,501,702
5.50% , 10/15/31
(b)
.................. EUR 288 317,356
6.50% , 10/15/31
(f)
.................. USD 21,331 20,229,536
6.50% , 04/15/32
(f)
.................. 76,132 72,133,686
5.63% , 07/15/32
(b)
.................. EUR 1,367 1,504,576
6.88% , 07/15/32
(f)
.................. USD 41,972 39,769,766
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(f)
.. 53,863 53,470,829
APLD ComputeCo LLC, 9.25%, 12/15/30
(f)
... 15,244 15,706,229
Black Pearl Compute LLC, 6.13%, 02/15/31
(f)
.. 54,616 55,588,001
CCO Holdings LLC
5.38% , 06/01/29
(f)
.................. 13,241 13,058,972
6.38% , 09/01/29
(f)
.................. 32,929 33,030,059
4.75% , 03/01/30
(f)
.................. 5,289 5,018,595
4.50% , 08/15/30
(f)
.................. 7,671 7,168,385

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.25% , 02/01/31
(f)
.................. USD 39,670 $ 36,157,404
4.75% , 02/01/32
(f)
.................. 30,555 27,626,823
4.50% , 05/01/32 ................... 1,056 943,294
7.00% , 02/01/33
(f)
.................. 21,131 21,189,201
4.50% , 06/01/33
(f)
.................. 22,074 19,218,143
4.25% , 01/15/34
(f)
.................. 44,975 38,475,825
7.38% , 02/01/36
(f)
.................. 64,807 64,537,835
Cipher Compute LLC, 7.13%, 11/15/30
(f)
..... 30,654 31,758,433
eircom Finance DAC, 5.00%, 04/30/31
(b)
..... EUR 2,790 3,203,361
Fibercop SpA
4.75% , 06/30/30
(b)
.................. 1,761 2,018,799
5.13% , 06/30/32
(b)
.................. 410 469,161
Series 2033 , 6.38% , 11/15/33
(f)
......... USD 5,637 5,570,032
Series 2034 , 6.00% , 09/30/34
(f)
......... 11,006 10,469,855
Series 2036 , 7.20% , 07/18/36
(f)
......... 12,914 12,820,632
Series 2038 , 7.72% , 06/04/38
(f)
......... 6,228 6,243,047
5.25% , 03/17/55 ................... EUR 400 374,059
Flash Compute LLC, 7.25%, 12/31/30
(f)
..... USD 62,599 63,024,110
Frontier Communications Holdings LLC
5.00% , 05/01/28
(f)
.................. 28,027 28,022,608
6.75% , 05/01/29
(f)
.................. 7,956 7,965,953
5.88% , 11/01/29 ................... 13,081 13,159,683
6.00% , 01/15/30
(f)
.................. 17,055 17,157,023
8.75% , 05/15/30
(f)
.................. 63,368 65,021,018
Iliad SA
(b)
5.38% , 02/15/29 ................... EUR 200 238,401
4.25% , 01/09/32 ................... 1,600 1,810,951
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
. 1,487 1,723,056
Level 3 Financing, Inc.
(f)
3.63% , 01/15/29 ................... USD 4,415 4,139,063
6.88% , 06/30/33 ................... 139,236 141,786,816
7.00% , 03/31/34 ................... 132,210 135,327,811
8.50% , 01/15/36 ................... 128,281 133,849,864
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(b)
. EUR 415 479,793
Maya SAS
5.38% , 04/15/30
(b)
.................. 392 458,407
7.00% , 04/15/32
(f)
.................. USD 25,502 25,532,551
Sable International Finance Ltd., 7.13%,
10/15/32
(f)
...................... 20,049 19,730,387
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(f)
...................... 140,623 139,004,789
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 27,421 30,538,411
Virgin Media Secured Finance plc
5.25% , 05/15/29
(b)
.................. GBP 777 980,025
4.25% , 01/15/30
(b)
.................. 1,584 1,852,622
4.13% , 08/15/30
(b)
.................. 635 728,121
4.50% , 08/15/30
(f)
.................. USD 2,507 2,223,329
Windstream Services LLC
(f)
8.25% , 10/01/31 ................... 79,089 82,660,422
7.50% , 10/15/33 ................... 28,323 29,446,054
WULF Compute LLC, 7.75%, 10/15/30
(f)
..... 62,976 66,545,480
Zayo Group Holdings, Inc.
(a)(f)(g)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 37,090 36,871,463
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 20,069 18,741,521
1,674,714,700
Electric Utilities — 2.0%
Alpha Generation LLC, 6.75%, 10/15/32
(f)
.... 16,361 16,600,405
California Buyer Ltd.
5.63% , 02/15/32
(b)
.................. EUR 2,053 2,293,763
6.38% , 02/15/32
(f)
.................. USD 12,680 12,389,303
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(b)
.................. EUR 1,463 1,690,923
6.75% , 02/28/30
(f)
.................. USD 23,264 23,525,487
4.38% , 07/31/31
(b)
.................. EUR 1,480 1,619,957
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NRG Energy, Inc.
(f)
5.75% , 07/15/29 ................... USD 5,972 $ 5,963,072
6.00% , 02/01/33 ................... 54,984 54,998,021
5.75% , 01/15/34 ................... 44,029 43,431,280
6.25% , 11/01/34 ................... 31,308 31,557,593
6.00% , 01/15/36 ................... 101,886 100,959,561
Pattern Energy Operations LP, 4.50%, 08/15/28
(f)
2,273 2,219,481
Public Power Corp. SA, 4.25%, 10/31/30
(b)
... EUR 709 809,950
Vistra Operations Co. LLC
(f)
7.75% , 10/15/31 ................... USD 10,684 11,191,294
6.88% , 04/15/32 ................... 14,402 14,905,312
VoltaGrid LLC, 7.38%, 11/01/30
(f)
......... 91,247 94,240,723
XPLR Infrastructure Operating Partners LP
(f)
8.38% , 01/15/31 ................... 39,519 41,601,691
8.63% , 03/15/33 ................... 5,922 6,256,113
7.75% , 04/15/34 ................... 47,210 48,756,222
515,010,151
Electrical Equipment — 0.0%
Sensata Technologies BV, 4.00%, 04/15/29
(f)
.. 2,893 2,791,628
Electronic Equipment, Instruments & Components — 0.3%
(f)
Coherent Corp., 5.00%, 12/15/29 ......... 14,976 14,688,802
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 26,550 25,390,652
3.75% , 02/15/31 ................... 5,654 5,244,199
6.63% , 07/15/32 ................... 31,493 32,122,356
Zebra Technologies Corp., 6.50%, 06/01/32 ... 5,493 5,530,441
82,976,450
Energy Equipment & Services — 1.8%
Archrock Partners LP
(f)
6.25% , 04/01/28 ................... 40,491 40,491,000
6.63% , 09/01/32 ................... 28,431 28,989,811
Archrock Services LP, 6.00%, 02/01/34
(f)
..... 20,416 20,213,127
Deepocean Ltd., 6.00%, 04/08/31
(b)
........ EUR 1,828 2,148,920
Diamond Foreign Asset Co., 8.50%, 10/01/30
(f)
. USD 5,201 5,494,555
Enerflex, Inc., 6.88%, 01/15/31
(f)
.......... 2,542 2,595,444
Kodiak Gas Services LLC
(f)
7.25% , 02/15/29 ................... 35,831 37,122,887
5.88% , 04/01/31 ................... 33,962 34,130,192
6.50% , 10/01/33 ................... 23,167 23,417,250
6.75% , 10/01/35 ................... 21,467 21,808,583
Nabors Industries, Inc., 7.63%, 11/15/32
(f)
.... 11,496 11,767,852
Noble Finance II LLC, 8.00%, 04/15/30
(f)
..... 3,087 3,178,334
Oceaneering International, Inc., 6.00%, 02/01/28 4,248 4,265,277
OEG Finance plc, 7.25%, 09/27/29
(b)
....... EUR 3,228 3,842,960
Star Holding LLC, 8.75%, 08/01/31
(f)
....... USD 16,420 16,658,665
Tidewater, Inc., 9.13%, 07/15/30
(f)
......... 14,133 15,056,337
Transocean International Ltd.
(f)
8.25% , 05/15/29 ................... 6,102 6,304,916
8.75% , 02/15/30 ................... 15,830 16,466,047
8.50% , 05/15/31 ................... 12,218 12,814,214
7.88% , 10/15/32 ................... 13,228 14,134,118
USA Compression Partners LP
(f)
7.13% , 03/15/29 ................... 16,178 16,552,944
6.25% , 10/01/33 ................... 39,714 39,589,100
Valaris Ltd., 8.38%, 04/30/30
(f)
........... 11,314 11,723,465
Vallourec SACA, 7.50%, 04/15/32
(f)
........ 19,774 20,723,409
Weatherford International Ltd., 6.75%, 10/15/33
(f)
39,738 40,603,056
450,092,463
Entertainment — 0.5%
Banijay Entertainment SAS, 7.00%, 05/01/29
(b)
. EUR 1,169 1,385,174
Cinemark USA, Inc., 7.00%, 08/01/32
(f)
...... USD 883 907,271
Discovery Global Holdings, Inc., 5.05%, 03/15/42 88,338 58,197,580

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Live Nation Entertainment, Inc.
(f)
4.75% , 10/15/27 ................... USD 6,812 $ 6,769,659
3.75% , 01/15/28 ................... 5,495 5,358,902
Odeon Finco plc, 12.75%, 11/01/27
(f)
....... 12,723 13,096,152
Pinewood Finco plc
(b)
3.63% , 11/15/27 ................... GBP 311 397,129
6.00% , 03/27/30 ................... 3,314 4,279,391
Playtika Holding Corp., 4.25%, 03/15/29
(f)
.... USD 4,614 3,600,304
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(f) (h)
..................... 13,501 12,387,167
Warnermedia Holdings, Inc., 4.28%, 03/15/32 . 29,824 26,394,240
132,772,969
Financial Services — 2.4%
Block, Inc.
2.75% , 06/01/26 ................... 16,670 16,593,996
5.63% , 08/15/30
(f)
.................. 25,170 25,030,913
6.50% , 05/15/32 ................... 37,489 37,831,312
6.00% , 08/15/33
(f)
.................. 29,028 28,548,560
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(b) (g)
............. GBP 1,674 2,186,956
CrossCountry Intermediate HoldCo LLC
(f)
6.50% , 10/01/30 ................... USD 5,804 5,532,017
6.75% , 12/01/32 ................... 3,316 3,120,192
Freedom Mortgage Holdings LLC
(f)
6.88% , 05/01/31 ................... 4,316 4,035,063
9.13% , 05/15/31 ................... 15,805 16,065,783
8.38% , 04/01/32 ................... 1,059 1,041,732
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(b)
.. EUR 2,848 3,308,133
Garfunkelux Holdco 4 SA, 10.50%, (10.50%
Cash or 10.50% PIK), 05/01/30
(b) (c) (d) (g)
..... 218 —
Intrum Investments & Financing AB, 8.00%,
09/11/27
(b)
...................... 1,371 1,575,453
ION Platform Finance SARL
(b)
7.88% , 05/01/29 ................... 2,747 2,949,846
6.50% , 09/30/30 ................... 1,099 1,052,775
6.88% , 09/30/32 ................... 846 780,047
Midcap Financial Issuer Trust
(f)
6.50% , 05/01/28 ................... USD 24,807 24,072,318
5.63% , 01/15/30 ................... 19,188 17,880,530
PennyMac Financial Services, Inc.
(f)
7.88% , 12/15/29 ................... 8,777 8,978,573
7.13% , 11/15/30 ................... 11,269 11,198,848
6.88% , 05/15/32 ................... 18,572 17,921,838
6.75% , 02/15/34 ................... 10,360 9,695,286
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(b)
...................... EUR 2,477 2,707,852
Progroup AG
5.38% , 04/15/31
(b)
.................. 1,433 1,621,288
Rocket Cos., Inc.
(f)
6.50% , 08/01/29 ................... USD 33,598 33,976,160
6.13% , 08/01/30 ................... 60,915 61,477,063
7.13% , 02/01/32 ................... 50,627 52,182,919
6.38% , 08/01/33 ................... 66,326 67,038,606
Rocket Mortgage LLC
(f)
2.88% , 10/15/26 ................... 22,344 22,102,294
3.88% , 03/01/31 ................... 2,642 2,437,979
4.00% , 10/15/33 ................... 2,313 2,073,297
Shift4 Payments LLC
6.75% , 08/15/32
(f)
.................. 39,614 38,954,230
5.50% , 05/15/33
(b)
.................. EUR 2,728 2,972,661
5.50% , 05/15/33
(f)
.................. 19,120 20,834,776
Stena International SA, 7.25%, 01/15/31
(b)
.... USD 1,500 1,515,794
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(g)
............ EUR 5,120 858,152
Security
Par (000)
Par (000) Value
Financial Services (continued)
UWM Holdings LLC
(f)
6.63% , 02/01/30 ................... USD 22,012 $ 20,761,099
6.25% , 03/15/31 ................... 19,590 17,840,329
Walker & Dunlop, Inc., 6.63%, 04/01/33
(f)
.... 8,136 7,954,410
WEX, Inc., 6.50%, 03/15/33
(f)
............ 25,183 24,668,559
Worldline SA
(b)
0.00% , 07/30/26
(i) (j)
................. EUR 172 200,841
0.88% , 06/30/27 ................... 900 974,974
4.13% , 09/12/28 ................... 300 315,084
622,868,538
Food Products — 1.3%
B&G Foods, Inc., 8.00%, 09/15/28
(f)
........ USD 5,501 5,416,869
Chobani Holdco II LLC, 9.50%, (9.50% Cash or
9.50% PIK), 10/01/29
(f) (g)
............. 86,888 88,266,809
Chobani LLC
(f)
4.63% , 11/15/28 ................... 39,717 39,042,852
7.63% , 07/01/29 ................... 63,021 64,398,450
Darling Global Finance BV
4.50% , 07/15/32
(b)
.................. EUR 1,780 2,047,255
4.50% , 07/15/32
(f)
.................. 9,510 10,937,865
Darling Ingredients, Inc., 6.00%, 06/15/30
(f)
... USD 9,051 9,114,248
Fiesta Purchaser, Inc.
(f)
7.88% , 03/01/31 ................... 1,162 1,182,989
9.63% , 09/15/32 ................... 5,820 5,927,501
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(b)
.. EUR 3,577 3,905,533
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.90%, 12/15/29
(a) (b)
........... 1,000 1,157,682
Lamb Weston Holdings, Inc.
(f)
4.88% , 05/15/28 ................... USD 5,545 5,479,930
4.13% , 01/31/30 ................... 5,961 5,675,151
4.38% , 01/31/32 ................... 7,862 7,303,422
Post Holdings, Inc.
(f)
4.63% , 04/15/30 ................... 1,289 1,237,446
4.50% , 09/15/31 ................... 2,107 1,959,113
6.25% , 02/15/32 ................... 327 330,381
6.38% , 03/01/33 ................... 5,094 5,018,317
6.25% , 10/15/34 ................... 19,028 18,632,335
6.50% , 03/15/36 ................... 34,816 34,096,037
Simmons Foods, Inc., 4.63%, 03/01/29
(f)
..... 6,955 6,693,395
Tereos Finance Groupe I SA
(b)
4.75% , 04/30/27 ................... EUR 252 291,232
7.25% , 04/15/28 ................... 1,933 2,251,075
320,365,887
Gas Utilities — 0.1%
(f)
AmeriGas Partners LP, 9.50%, 06/01/30 ..... USD 6,129 6,493,167
Ferrellgas LP, 9.25%, 01/15/31 .......... 11,680 12,169,859
Suburban Propane Partners LP, 5.00%, 06/01/31 1,615 1,519,519
20,182,545
Ground Transportation — 0.4%
Albion Financing 1 SARL
5.38% , 05/21/30
(b)
.................. EUR 987 1,143,342
7.00% , 05/21/30
(f)
.................. USD 32,119 32,826,806
BCP V Modular Services Finance II plc
(b)
4.75% , 11/30/28 ................... EUR 2,068 2,248,610
6.13% , 11/30/28 ................... GBP 1,929 2,386,943
6.50% , 07/10/31 ................... EUR 1,037 1,018,421
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(b)
...................... 1,212 957,961
Boels Topholding BV
(b)
6.25% , 02/15/29 ................... 1,589 1,876,024
5.75% , 05/15/30 ................... 1,399 1,624,666
EC Finance plc, 3.25%, 10/15/26
(b) (h)
....... 1,391 1,575,779
Edge Finco plc, 8.13%, 08/15/31
(b)
........ GBP 3,691 5,039,496
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(f)
.. USD 23,546 23,827,375

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Kapla Holding SAS
(b)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.65% , 07/31/30
(a)
................ EUR 1,711 $ 1,970,131
5.00% , 04/30/31 ................... 2,395 2,722,028
Loxam SAS
(b)
6.38% , 05/15/28 ................... 1,768 2,077,953
4.25% , 02/15/31 ................... 1,340 1,502,970
Mobico Group plc, 4.88%, 09/26/31
(b)
....... 998 892,982
RXO, Inc., 6.38%, 05/15/31
(f)
............ USD 8,082 7,754,743
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
6.78% , 04/22/30 ................. EUR 2,390 2,569,160
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.27% , 02/24/31
(b) (f)
............... 413 438,767
Watco Cos. LLC, 7.13%, 08/01/32
(f)
........ USD 11,660 11,974,995
106,429,152
Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc.
3.88% , 07/15/28
(b)
.................. EUR 1,235 1,415,405
4.63% , 07/15/28
(f)
.................. USD 16,413 16,019,309
3.88% , 11/01/29
(f)
.................. 10,639 9,981,436
Bausch + Lomb Corp.
8.38% , 10/01/28
(f)
.................. 76,480 78,965,600
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.89% , 01/15/31
(a) (b)
............... EUR 810 936,261
Hologic, Inc., 3.25%, 02/15/29
(f)
.......... USD 1,032 1,030,207
Insulet Corp., 6.50%, 04/01/33
(f)
.......... 6,770 6,910,153
Medline Borrower LP
(f)
6.25% , 04/01/29 ................... 27,565 28,088,263
5.25% , 10/01/29 ................... 99,438 98,562,279
Neogen Food Safety Corp., 8.63%, 07/20/30
(f)
. 9,072 9,528,539
Sotera Health Holdings LLC, 7.38%, 06/01/31
(f)
. 10,636 10,986,701
262,424,153
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(f)
. 2,923 2,992,639
AHP Health Partners, Inc., 5.75%, 07/15/29
(f)
.. 25,769 25,483,572
Clariane SE, 7.88%, 06/27/30
(b)
.......... EUR 1,600 1,913,504
Community Health Systems, Inc.
(f)
5.25% , 05/15/30 ................... USD 40,694 38,353,376
4.75% , 02/15/31 ................... 18,580 17,129,344
10.88% , 01/15/32 .................. 16,444 17,642,126
9.75% , 01/15/34 ................... 96,450 100,102,380
Concentra Health Services, Inc., 6.88%,
07/15/32
(f)
...................... 20,645 21,344,122
DaVita, Inc.
(f)
6.88% , 09/01/32 ................... 819 839,006
6.75% , 07/15/33 ................... 4,583 4,661,612
Ephios Subco 3 SARL, 7.88%, 01/31/31
(b)
.... EUR 1,258 1,522,794
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(f)
USD 9,639 8,444,385
HealthEquity, Inc., 4.50%, 10/01/29
(f)
....... 31,704 30,673,205
LifePoint Health, Inc.
(f)
9.88% , 08/15/30 ................... 6,567 6,944,681
11.00% , 10/15/30 .................. 29,822 32,072,667
8.38% , 02/15/32 ................... 11,945 12,756,328
10.00% , 06/01/32 .................. 19,242 19,650,512
Mehilainen Yhtiot Oy
(b)
5.13% , 06/30/32 ................... EUR 1,754 2,020,301
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.51% , 06/30/32
(a)
................ 328 378,446
Molina Healthcare, Inc.
(f)
3.88% , 11/15/30 ................... USD 11,950 10,683,656
6.50% , 02/15/31 ................... 23,373 22,978,120
6.25% , 01/15/33 ................... 6,532 6,333,366
Option Care Health, Inc., 4.38%, 10/31/29
(f)
... 7,456 7,186,079
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(f)
...................... USD 516 $ 535,092
Star Parent, Inc., 9.00%, 10/01/30
(f)
........ 14,975 15,514,115
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(f)
61,879 60,775,901
Tenet Healthcare Corp.
6.75% , 05/15/31 ................... 33,821 34,569,560
5.50% , 11/15/32
(f)
.................. 9,488 9,400,489
6.00% , 11/15/33
(f)
.................. 5,119 5,179,640
US Acute Care Solutions LLC, 9.75%, 05/15/29
(f)
20,467 19,772,113
537,853,131
Health Care REITs — 0.4%
Diversified Healthcare Trust, 7.25%, 10/15/30
(f)
. 9,707 9,790,412
MPT Operating Partnership LP
0.99% , 10/15/26 ................... EUR 774 856,260
7.00% , 02/15/32
(f)
.................. 19,230 21,873,932
7.00% , 02/15/32
(b)
.................. 2,189 2,489,965
8.50% , 02/15/32
(f)
.................. USD 55,857 56,628,497
91,639,066
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 06/01/32
(f)
........... 35,553 36,103,751
Hotel & Resort REITs — 1.0%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(f)
...................... 12,761 12,917,246
Pebblebrook Hotel LP, 6.38%, 10/15/29
(f)
.... 6,394 6,405,596
RHP Hotel Properties LP
(f)
4.50% , 02/15/29 ................... 11,328 10,981,318
6.50% , 04/01/32 ................... 31,199 31,764,201
6.50% , 06/15/33 ................... 15,538 15,821,973
5.75% , 03/15/34 ................... 36,901 36,415,888
RLJ Lodging Trust LP
(f)
3.75% , 07/01/26 ................... 3,645 3,627,221
4.00% , 09/15/29 ................... 2,470 2,313,368
Service Properties Trust
0.00% , 09/30/27
(f) (j)
................. 19,106 17,382,548
8.63% , 11/15/31
(f)
.................. 84,667 88,419,611
8.88% , 06/15/32 ................... 11,108 11,009,563
XHR LP, 6.63%, 05/15/30
(f)
............. 6,715 6,779,497
243,838,030
Hotels, Restaurants & Leisure — 3.5%
1011778 BC ULC
(f)
3.88% , 01/15/28 ................... 1,368 1,337,191
4.38% , 01/15/28 ................... 7,054 6,955,186
5.63% , 09/15/29 ................... 217 217,473
4.00% , 10/15/30 ................... 3,993 3,753,121
Acushnet Co., 5.63%, 12/01/33
(f)
......... 7,097 7,042,083
Allwyn Entertainment Financing UK plc
(b)
7.25% , 04/30/30 ................... EUR 2,315 2,765,862
4.13% , 02/15/31 ................... 730 793,886
4.63% , 08/15/31 ................... 888 983,710
Aramark International Finance SARL, 4.38%,
04/15/33
(b)
...................... 1,281 1,410,414
Betclic Everest Group SAS, 5.13%, 12/10/31
(b)
. 698 797,362
Boyne USA, Inc., 4.75%, 05/15/29
(f)
........ USD 10,872 10,545,800
Brightstar Lottery plc, 5.75%, 01/15/33
(f)
..... 14,417 14,014,433
Caesars Entertainment, Inc.
(f)
4.63% , 10/15/29 ................... 19,608 18,860,837
7.00% , 02/15/30 ................... 25,840 26,159,124
6.50% , 02/15/32 ................... 24,489 24,203,902
Carnival Corp.
(f)
5.88% , 06/15/31 ................... 7,993 8,091,242
5.75% , 08/01/32 ................... 11,409 11,405,290
6.13% , 02/15/33 ................... 36,359 36,723,499
Carnival plc, 4.13%, 07/15/31
(f)
........... EUR 16,219 18,252,573

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.
(f)
4.75% , 01/15/28 ................... USD 25,101 $ 24,762,596
5.75% , 04/01/30 ................... 34,345 33,965,920
6.75% , 05/01/31 ................... 18,976 19,332,768
Cirsa Finance International SARL
(b)
7.88% , 07/31/28 ................... EUR 494 582,825
6.50% , 03/15/29 ................... 587 690,396
4.88% , 10/15/31 ................... 516 587,148
(3-mo. EURIBOR + 3.00%), 5.15% ,
10/15/32
(a)
..................... 757 870,900
Deuce Finco plc
(b)
7.00% , 11/20/31 ................... GBP 1,184 1,543,203
(3-mo. EURIBOR + 3.50%), 5.65% ,
11/20/32
(a)
..................... EUR 807 930,503
Elior Group SA, 5.63%, 03/15/30
(b)
........ 3,081 3,594,283
Entain plc, 4.88%, 11/30/31
(b)
............ 2,799 3,175,748
Essendi SA
(b)
5.38% , 05/15/30 ................... 481 544,268
5.50% , 11/15/31 ................... 778 879,226
5.63% , 05/15/32 ................... 1,747 1,953,464
(3-mo. EURIBOR + 3.75%), 5.73% ,
05/15/32
(a)
..................... 552 632,727
Fertitta Entertainment LLC
(f)
4.63% , 01/15/29 ................... USD 10,151 9,701,587
6.75% , 01/15/30 ................... 7,122 6,652,321
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(b)
...................... CHF 3,660 4,594,089
Great Canadian Gaming Corp., 8.75%, 11/15/29
(f)
USD 16,307 15,909,215
Hilton Domestic Operating Co., Inc.
(f)
6.13% , 04/01/32 ................... 2,748 2,789,228
5.88% , 03/15/33 ................... 17,391 17,497,172
5.75% , 09/15/33 ................... 2,628 2,616,135
5.50% , 03/31/34 ................... 16,428 16,049,777
Light & Wonder International, Inc.
(f)
7.25% , 11/15/29 ................... 3,781 3,854,351
7.50% , 09/01/31 ................... 2,853 2,928,034
6.25% , 10/01/33 ................... 11,791 11,551,525
Lindblad Expeditions LLC, 7.00%, 09/15/30
(f)
.. 21,852 22,310,695
Lottomatica Group SpA
(b)
4.88% , 01/31/31 ................... EUR 1,243 1,448,067
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.26% , 06/01/31
(a)
................ 933 1,080,394
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(f)
. USD 18,552 13,722,267
Melco Resorts Finance Ltd.
(f)
5.63% , 07/17/27 ................... 800 792,520
5.75% , 07/21/28 ................... 3,400 3,338,562
5.38% , 12/04/29 ................... 24,553 23,540,189
7.63% , 04/17/32 ................... 17,566 17,833,618
6.50% , 09/24/33 ................... 3,635 3,487,528
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(f)
................. 25,407 21,203,958
MGM China Holdings Ltd., 7.13%, 06/26/31
(f)
.. 4,271 4,358,556
MGM Resorts International, 6.13%, 09/15/29 .. 15,472 15,563,672
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(f)
...................... 70 67,887
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(f)
...................... 17,501 17,916,299
Motion Bondco DAC, 6.63%, 11/15/27
(f)
..... 8,099 7,752,506
Motion Finco SARL, 7.38%, 06/15/30
(b)
...... EUR 668 666,768
NCL Corp. Ltd.
(f)
5.88% , 01/15/31 ................... USD 3,127 3,038,086
6.75% , 02/01/32 ................... 3,001 2,978,231
6.25% , 09/15/33 ................... 44,859 43,528,410
Pinnacle Bidco plc, 10.00%, 10/11/28
(b)
...... GBP 693 951,218
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Premier Entertainment Sub LLC
(f)
5.63% , 09/01/29 ................... USD 5,317 $ 3,243,370
5.88% , 09/01/31 ................... 9,034 4,968,700
Rivers Enterprise Borrower LLC
(f)
6.25% , 10/15/30 ................... 10,158 10,132,363
6.63% , 02/01/33 ................... 6,376 6,328,000
Scientific Games Holdings LP, 6.63%, 03/01/30
(f)
8,550 7,355,326
Six Flags Entertainment Corp.
5.25% , 07/15/29 ................... 1,701 1,627,047
8.63% , 01/15/32
(f)
.................. 7,548 7,560,178
Station Casinos LLC
(f)
4.50% , 02/15/28 ................... 8,194 8,031,249
4.63% , 12/01/31 ................... 152 141,921
6.63% , 03/15/32 ................... 6,652 6,677,810
Stonegate Pub Co. Financing plc
(b)
(3-mo. EURIBOR + 6.63%), 8.62% ,
07/31/29
(a)
..................... EUR 1,868 2,112,101
10.75% , 07/31/29 .................. GBP 458 600,209
TUI AG, 5.88%, 03/15/29
(b)
............. EUR 1,527 1,758,579
TUI Cruises GmbH
(b)
6.25% , 04/15/29 ................... 418 488,012
5.00% , 05/15/30 ................... 1,895 2,132,155
Vail Resorts, Inc.
(f)
5.63% , 07/15/30 ................... USD 10,937 10,846,524
6.50% , 05/15/32 ................... 12,238 12,375,922
Viking Cruises Ltd.
(f)
9.13% , 07/15/31 ................... 33,675 35,525,273
5.88% , 10/15/33 ................... 34,872 34,429,538
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(f)
...................... 6,471 6,461,225
Voyager Parent LLC, 9.25%, 07/01/32
(f)
..... 13,387 13,898,571
Wyndham Hotels & Resorts, Inc., 5.63%,
03/01/33
(f)
...................... 6,801 6,692,028
Wynn Macau Ltd.
(f)
5.50% , 10/01/27 ................... 2,600 2,572,986
5.63% , 08/26/28 ................... 56,145 55,188,429
4.50% , 03/07/29
(i)
.................. 1,658 1,650,539
5.13% , 12/15/29 ................... 20,458 19,558,871
Wynn Resorts Finance LLC
(f)
5.13% , 10/01/29 ................... 19,826 19,569,668
7.13% , 02/15/31 ................... 14,680 15,388,236
6.25% , 03/15/33 ................... 13,827 13,683,191
899,079,849
Household Durables — 1.0%
Ashton Woods USA LLC
(f)
4.63% , 08/01/29 ................... 4,879 4,609,279
4.63% , 04/01/30 ................... 3,541 3,286,507
6.88% , 08/01/33 ................... 9,184 8,860,132
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 3,979 3,959,740
Brookfield Residential Properties, Inc.
(f)
5.00% , 06/15/29 ................... 18,861 17,895,234
4.88% , 02/15/30 ................... 13,025 11,958,669
Century Communities, Inc., 6.63%, 09/15/33
(f)
. 11,631 11,394,260
Dream Finders Homes, Inc., 8.25%, 08/15/28
(f)
. 6,941 7,052,708
Empire Communities Corp., 9.75%, 05/01/29
(f)
. 3,105 3,117,712
Installed Building Products, Inc., 5.63%,
02/01/34
(f)
...................... 14,747 14,390,064
K. Hovnanian Enterprises, Inc.
(f)
8.00% , 04/01/31 ................... 22,846 22,587,498
8.38% , 10/01/33 ................... 22,294 22,046,367
LGI Homes, Inc.
(f)
8.75% , 12/15/28 ................... 1,309 1,339,280
4.00% , 07/15/29 ................... 5,385 4,796,325
7.00% , 11/15/32 ................... 6,750 6,258,784
Maison Finco plc, 7.25%, 04/30/32
(b)
....... GBP 814 1,010,087

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Mattamy Group Corp.
(f)
4.63% , 03/01/30 ................... USD 4,116 $ 3,913,290
6.00% , 12/15/33 ................... 4,571 4,292,416
Meritage Homes Corp., 1.75%, 05/15/28
(i)
.... 28,161 27,119,043
Newell Brands, Inc.
8.50% , 06/01/28
(f)
.................. 13,656 14,095,723
6.63% , 09/15/29 ................... 4,239 4,137,621
6.38% , 05/15/30 ................... 5,289 5,076,988
6.63% , 05/15/32 ................... 7,370 7,052,972
Risewell Homes, Inc.
(f)
9.25% , 10/01/29 ................... 13,753 13,892,552
8.50% , 11/01/30 ................... 3,869 3,783,190
Somnigroup International, Inc.
(f)
4.00% , 04/15/29 ................... 2,978 2,863,802
3.88% , 10/15/31 ................... 653 593,677
STL Holding Co. LLC, 8.75%, 02/15/29
(f)
..... 7,436 7,682,392
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(f)
...................... 7,034 7,040,155
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 103 102,737
246,209,204
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 608 572,018
Independent Power and Renewable Electricity Producers — 0.4%
(f)
Clearway Energy Operating LLC, 3.75%,
01/15/32 ....................... 18,030 16,435,481
Constellation Energy Generation LLC
4.63% , 02/01/29 ................... 629 621,392
5.00% , 02/01/31 ................... 7,712 7,732,755
Lightning Power LLC, 7.25%, 08/15/32 ...... 5,671 5,894,878
Talen Energy Supply LLC, 8.63%, 06/01/30 ... 4,179 4,384,093
TransAlta Corp., 5.88%, 02/01/34 ......... 13,217 13,128,041
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (k)
...................... 11,499 11,620,889
XPLR Infrastructure LP, 2.50%, 06/15/26
(i)
.... 45,673 45,216,270
105,033,799
Insurance — 5.4%
Alliant Holdings Intermediate LLC
(f)
4.25% , 10/15/27 ................... 57,673 56,522,828
6.75% , 10/15/27 ................... 7,295 7,289,441
6.75% , 04/15/28 ................... 9,137 9,186,797
5.88% , 11/01/29 ................... 49,473 47,866,572
7.00% , 01/15/31 ................... 61,586 62,110,224
6.50% , 10/01/31 ................... 2,383 2,339,981
7.38% , 10/01/32 ................... 23,615 23,389,505
AmWINS Group, Inc., 4.88%, 06/30/29
(f)
..... 7,012 6,717,239
Amynta Agency Borrower, Inc., 7.50%, 07/15/33
(f)
23,846 22,614,054
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(f)
17,239 15,588,710
Ardonagh Finco Ltd.
6.88% , 02/15/31
(b)
.................. EUR 17,372 19,940,912
7.75% , 02/15/31
(f)
.................. USD 75,612 76,497,946
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(f)
100,403 98,371,091
Asurion LLC
(f)
8.00% , 12/31/32 ................... 55,871 57,963,256
8.38% , 02/01/34 ................... 56,304 54,663,438
Howden UK Refinance plc
(f)
7.25% , 02/15/31 ................... 84,107 84,815,265
8.13% , 02/15/32 ................... 54,949 51,484,455
HUB International Ltd.
(f)
7.25% , 06/15/30 ................... 186,742 191,299,252
7.38% , 01/31/32 ................... 245,339 250,236,702
Jones Deslauriers Insurance Management, Inc.
(f)
8.50% , 03/15/30 ................... 28,250 28,714,091
6.88% , 10/01/33 ................... 22,484 20,568,805
Security
Par (000)
Par (000) Value
Insurance (continued)
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(f)
. USD 141,782 $ 142,258,246
Ryan Specialty LLC
(f)
4.38% , 02/01/30 ................... 2,807 2,719,340
5.88% , 08/01/32 ................... 6,341 6,267,220
Unipol Assicurazioni SpA
4.90% , 05/23/34
(b)
.................. EUR 1,900 2,245,598
USI, Inc., 7.50%, 01/15/32
(f)
............ USD 38,014 38,514,226
1,380,185,194
Interactive Media & Services — 0.2%
Snap, Inc.
(f)
6.88% , 03/01/33 ................... 24,887 23,500,052
6.88% , 03/15/34 ................... 17,751 16,696,037
40,196,089
IT Services — 2.1%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(b)
...................... EUR 2,316 2,536,773
Atos SE, 9.36%, 12/18/29
(b) (h)
............ 3,010 3,922,608
Beignet Investor LLC, 6.58%, 05/30/49
(f)
..... USD 397,506 408,698,239
Cedacri SpA, (3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.61%, 05/15/28
(a) (b)
........... EUR 2,277 2,549,297
CoreWeave, Inc., 9.25%, 06/01/30
(f)
....... USD 25,482 24,759,825
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(b)
................ EUR 231 270,765
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(f)
USD 24,027 23,879,198
ION Platform Finance US, Inc.
(f)
4.63% , 05/01/28 ................... 127 118,430
5.00% , 05/01/28 ................... 29,240 27,311,537
5.75% , 05/15/28 ................... 1,416 1,343,578
8.75% , 05/01/29 ................... 9,366 8,709,961
7.88% , 09/30/32 ................... 38,723 29,972,600
United Group BV
(b)
3.63% , 02/15/28 ................... EUR 1,405 1,586,474
5.25% , 02/01/30 ................... 1,067 1,202,849
536,862,134
Life Sciences Tools & Services — 0.0%
(f)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. USD 3,131 2,912,747
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 3,687 3,494,170
6,406,917
Machinery — 1.0%
Amsted Industries, Inc., 6.38%, 03/15/33
(f)
.... 7,122 7,157,254
ATS Corp., 4.13%, 12/15/28
(f)
........... 4,992 4,810,907
Chart Industries, Inc.
(f)
7.50% , 01/01/30 ................... 22,505 23,380,602
9.50% , 01/01/31 ................... 990 1,039,990
Columbus McKinnon Corp., 7.13%, 02/01/33
(f)
. 13,734 13,727,682
CompoSecure Holdings LLC, 5.63%, 02/01/33
(f)
48,947 47,818,772
Enpro, Inc., 6.13%, 06/01/33
(f)
........... 10,543 10,663,886
Esab Corp.
(f)
6.25% , 04/15/29 ................... 5,826 5,912,802
5.63% , 04/01/31 ................... 35,531 35,780,072
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(f)
...................... 8,471 5,410,396
IMA Industria Macchine Automatiche SpA
(b)
3.75% , 01/15/28 ................... EUR 303 343,949
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.77% , 04/15/29
(a)
................ 2,563 2,962,795
King US Bidco, Inc., (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 12/01/32
(a) (b)
...... 1,121 1,289,356
LSF12 Helix Parent LLC, 7.13%, 02/01/33
(f)
... USD 33,575 32,312,785
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(f)
.. 8,672 9,055,979
Terex Corp.
(f)
5.00% , 05/15/29 ................... 11,833 11,657,939
6.25% , 10/15/32 ................... 15,692 15,794,284

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
TK Elevator Midco GmbH
4.38% , 07/15/27
(b)
.................. EUR 2,680 $ 3,094,092
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(f)
. USD 19,473 19,422,098
251,635,640
Media — 5.7%
Adelphia Communications Corp., Escrow, Series
B, 10.50%, 07/15/04
(c) (d) (e)
............ 800 —
Block Communications, Inc., 10.25%, 03/01/31
(f)
5,496 5,028,515
Cable One, Inc., 1.13%, 03/15/28
(i)
........ 30,189 22,702,128
Century Communications Corp. Escrow, 0.00%,
03/15/13
(c) (d) (e)
.................... 625 —
Clear Channel Outdoor Holdings, Inc.
(f)
7.75% , 04/15/28 ................... 18,692 18,780,693
7.50% , 06/01/29 ................... 37,632 37,790,807
7.88% , 04/01/30 ................... 61,419 64,275,168
7.13% , 02/15/31 ................... 56,746 59,452,515
7.50% , 03/15/33 ................... 41,480 43,927,237
CMG Media Corp., 8.88%, 06/18/29
(f)
....... 11,015 9,524,318
CSC Holdings LLC
(f)
5.50% , 04/15/27 ................... 24,186 20,978,794
5.38% , 02/01/28 ................... 18,753 13,868,804
11.25% , 05/15/28 .................. 73,781 60,289,701
11.75% , 01/31/29 .................. 43,488 31,448,130
DirecTV Financing LLC
(f)
5.88% , 08/15/27 ................... 27,522 27,492,997
8.88% , 02/01/30 ................... 33,361 33,286,782
10.00% , 02/15/31 .................. 28,457 29,049,738
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 16,557 16,220,893
DISH DBS Corp.
(f)
5.25% , 12/01/26 ................... 57,865 57,368,713
5.75% , 12/01/28 ................... 74,180 71,746,342
DISH Network Corp., 11.75%, 11/15/27
(f)
..... 117,801 121,363,891
EchoStar Corp.
10.75% , 11/30/29 .................. 94,229 101,790,999
6.75% , 11/30/30 ................... 143,869 145,273,252
Gray Media, Inc.
(f)
10.50% , 07/15/29 .................. 6,520 6,928,481
9.63% , 07/15/32 ................... 40,345 40,342,438
7.25% , 08/15/33 ................... 34,963 35,231,201
Lamar Media Corp.
3.63% , 01/15/31 ................... 3,635 3,363,766
5.38% , 11/01/33
(f)
.................. 12,594 12,326,048
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(f)
...................... 27,264 18,190,150
Midcontinent Communications, 8.00%, 08/15/32
(f)
12,450 11,595,304
Neptune Bidco US, Inc.
(f)
9.29% , 04/15/29 ................... 16,109 16,153,751
10.38% , 05/15/31 .................. 11,417 11,519,844
9.50% , 02/15/33 ................... 24,665 23,930,945
Outfront Media Capital LLC
(f)
5.00% , 08/15/27 ................... 6,618 6,602,399
4.25% , 01/15/29 ................... 15,903 15,330,498
4.63% , 03/15/30 ................... 11,275 10,878,413
7.38% , 02/15/31 ................... 8,025 8,367,772
SES SA, 4.88%, 06/24/33
(b)
............. EUR 387 439,437
Sinclair Television Group, Inc., 8.13%, 02/15/33
(f)
USD 39,872 40,532,480
Sirius XM Radio LLC
(f)
5.00% , 08/01/27 ................... 24,907 24,872,232
4.00% , 07/15/28 ................... 10,187 9,833,113
Stagwell Global LLC, 5.63%, 08/15/29
(f)
..... 3,605 3,432,149
Summer BC Holdco B SARL
(b)
5.88% , 02/15/30 ................... EUR 1,411 1,402,843
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.23% , 02/15/30
(a)
................ 1,483 1,489,425
Security
Par (000)
Par (000) Value
Media (continued)
Sunrise FinCo. I BV
4.88% , 07/15/31
(f)
.................. USD 17,805 $ 16,951,072
4.63% , 05/15/32
(b)
.................. EUR 1,589 1,794,561
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(f)
................. USD 7,200 7,065,504
Univision Communications, Inc.
(f)
8.00% , 08/15/28 ................... 45,990 46,679,482
8.50% , 07/31/31 ................... 37,761 37,945,274
9.38% , 08/01/32 ................... 12,985 13,382,538
Versant Media Group, Inc., 7.25%, 01/30/31
(f)
.. 7,931 8,116,593
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(b)
................. GBP 1,318 1,545,310
Virgin Media O2 Vendor Financing Notes VII
DAC, 7.50%, 07/15/33
(b)
............. EUR 352 356,549
Virgin Media O2 Vendor Financing Notes VIII
DAC, 8.88%, 07/15/33
(b)
............. GBP 578 675,088
VZ Secured Financing BV
5.00% , 01/15/32
(f)
.................. USD 3,769 3,230,772
5.25% , 01/15/33
(b)
.................. EUR 5,280 5,626,317
Ziggo Bond Co. BV
3.38% , 02/28/30
(b)
.................. 866 844,237
5.13% , 02/28/30
(f)
.................. USD 4,786 4,106,795
6.13% , 11/15/32
(b)
.................. EUR 938 920,100
Ziggo BV
2.88% , 01/15/30
(b)
.................. 1,250 1,326,997
4.88% , 01/15/30
(f)
.................. USD 13,309 12,429,064
1,457,419,359
Metals & Mining — 2.4%
Aris Mining Corp., 8.00%, 10/31/29
(f)
....... 4,849 4,998,107
Arsenal AIC Parent LLC
(f)
8.00% , 10/01/30 ................... 8,910 9,276,798
11.50% , 10/01/31 .................. 65,118 70,360,129
Big River Steel LLC, 6.63%, 01/31/29
(f)
...... 62,688 62,542,927
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(f)
..... 25,783 25,780,694
Commercial Metals Co.
(f)
5.75% , 11/15/33 ................... 19,779 19,571,053
6.00% , 12/15/35 ................... 22,443 22,125,331
Constellium SE
(f)
5.63% , 06/15/28 ................... 21,765 21,657,692
3.75% , 04/15/29 ................... 40,739 38,855,400
6.38% , 08/15/32 ................... 18,892 19,096,789
ERO Copper Corp., 6.50%, 02/15/30
(f)
...... 21,229 21,014,375
First Quantum Minerals Ltd.
(f)
8.00% , 03/01/33 ................... 12,699 13,120,226
7.25% , 02/15/34 ................... 13,726 13,896,477
6.38% , 02/15/36 ................... 52,701 50,424,580
Kaiser Aluminum Corp.
(f)
4.50% , 06/01/31 ................... 50,476 47,686,530
5.88% , 03/01/34 ................... 28,704 28,183,539
New Gold, Inc., 6.88%, 04/01/32
(f)
......... 22,690 23,451,431
Novelis Corp.
(f)
4.75% , 01/30/30 ................... 11,641 10,971,643
6.88% , 01/30/30 ................... 25,175 25,393,292
3.88% , 08/15/31 ................... 24,085 21,451,293
6.38% , 08/15/33 ................... 42,512 41,699,711
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
. EUR 13,100 14,367,680
605,925,697
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
(f)
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 USD 22,907 22,514,498
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 7,397 7,616,166
6.00% , 04/15/30 ................... 8,849 8,831,838
6.50% , 07/01/30 ................... 7,490 7,649,304

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
6.50% , 10/15/30 ................... USD 16,429 $ 16,662,522
63,274,328
Office REITs — 0.0%
Alstria Office AG
(b)
4.25% , 10/15/29 ................... EUR 300 330,804
5.50% , 03/20/31 ................... 1,000 1,144,474
1,475,278
Oil, Gas & Consumable Fuels — 6.1%
Aethon United BR LP, 7.50%, 10/01/29
(f)
..... USD 22,004 22,949,402
Antero Midstream Partners LP
(f)
5.38% , 06/15/29 ................... 3,148 3,137,906
6.63% , 02/01/32 ................... 9,584 9,795,222
Ascent Resources Utica Holdings LLC
9.00% , 11/01/27
(f)
.................. 10,223 11,935,250
9.00% , 11/01/27
(b)
.................. 215 251,011
5.88% , 06/30/29
(f)
.................. 403 402,627
6.63% , 07/15/33
(f)
.................. 12,509 12,723,804
Azule Energy Finance plc, 8.25%, 01/22/31
(f)
.. 1,182 1,193,276
Blue Racer Midstream LLC
(f)
7.00% , 07/15/29 ................... 13,122 13,555,945
7.25% , 07/15/32 ................... 11,101 11,531,530
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(f)
...................... 16,425 17,249,272
Buckeye Partners LP
6.88% , 07/01/29
(f)
.................. 1,239 1,275,216
6.75% , 02/01/30
(f)
.................. 3,052 3,149,698
5.85% , 11/15/43 ................... 4,622 4,183,384
5.60% , 10/15/44 ................... 5,428 4,759,117
California Resources Corp., 7.00%, 01/15/34
(f)
. 8,566 8,635,915
Caturus Energy LLC, 8.50%, 02/15/30
(f)
..... 45,136 46,833,791
Chord Energy Corp., 6.75%, 03/15/33
(f)
..... 6,213 6,414,563
CITGO Petroleum Corp., 8.38%, 01/15/29
(f)
... 31,613 32,646,239
CNX Midstream Partners LP, 4.75%, 04/15/30
(f)
4,771 4,535,988
CNX Resources Corp.
(f)
7.25% , 03/01/32 ................... 4,090 4,214,565
5.88% , 03/01/34 ................... 19,873 19,353,850
Comstock Resources, Inc.
(f)
6.75% , 03/01/29 ................... 28,908 28,543,560
5.88% , 01/15/30 ................... 34,158 33,050,232
CQP Holdco LP, 5.50%, 06/15/31
(f)
........ 59,763 58,283,423
Crescent Energy Finance LLC
(f)
7.75% , 07/31/29 ................... 4,891 4,927,682
9.75% , 10/15/30 ................... 7,726 8,266,820
7.63% , 04/01/32 ................... 20,323 20,624,370
7.88% , 04/15/32 ................... 13,817 14,116,235
7.38% , 01/15/33 ................... 17,600 17,595,588
8.38% , 01/15/34 ................... 9,335 9,758,809
CVR Energy, Inc.
(f)
7.50% , 02/15/31 ................... 8,589 8,653,134
7.88% , 02/15/34 ................... 5,845 5,865,484
DBR Land Holdings LLC, 6.25%, 12/01/30
(f)
... 11,662 11,807,658
Delek Logistics Partners LP, 7.38%, 06/30/33
(f)
. 20,442 20,610,994
Energean plc, 5.63%, 05/12/31
(b)
......... EUR 1,781 2,002,818
Genesis Energy LP
8.00% , 05/15/33 ................... USD 11,222 11,595,603
6.75% , 03/15/34
(f)
.................. 36,542 36,369,361
Global Partners LP, 7.13%, 07/01/33
(f)
...... 9,184 9,258,969
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(f)
...................... 7,269 7,434,152
Harvest Midstream I LP, 7.50%, 05/15/32
(f)
... 3,498 3,565,424
Hess Midstream Operations LP
(f)
6.50% , 06/01/29 ................... 8,152 8,327,473
4.25% , 02/15/30 ................... 8,267 7,944,069
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP
(f)
6.25% , 11/01/28 ................... USD 2,536 $ 2,541,082
5.75% , 02/01/29 ................... 10,274 10,130,283
6.00% , 04/15/30 ................... 1,223 1,190,424
6.25% , 04/15/32 ................... 1,027 993,960
8.38% , 11/01/33 ................... 23,661 24,686,278
6.88% , 05/15/34 ................... 11,422 11,159,181
7.25% , 02/15/35 ................... 2,274 2,266,984
Howard Midstream Energy Partners LLC
(f)
7.38% , 07/15/32 ................... 5,910 6,111,218
6.63% , 01/15/34 ................... 21,667 21,749,378
Infinity Natural Resources LLC, 7.63%,
04/01/31
(f)
...................... 13,521 13,592,391
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(b)
EUR 1,201 1,388,446
ITT Holdings LLC, 6.50%, 08/01/29
(f)
....... USD 41,101 39,964,072
Kinetik Holdings LP
(f)
6.63% , 12/15/28 ................... 1,551 1,577,247
5.88% , 06/15/30 ................... 496 497,825
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(f)
...................... 11,788 12,131,585
Matador Resources Co.
(f)
6.50% , 04/15/32 ................... 13,594 13,742,039
6.00% , 04/15/34 ................... 17,367 17,257,191
Murphy Oil Corp., 5.88%, 12/01/42
(h)
....... 1,714 1,454,456
NGL Energy Operating LLC
(f)
8.13% , 02/15/29 ................... 20,823 21,450,772
8.38% , 02/15/32 ................... 44,300 45,653,099
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(f)
... 26,443 27,359,329
Northriver Midstream Finance LP, 6.75%,
07/15/32
(f)
...................... 5,201 5,216,348
PBF Holding Co. LLC, 7.88%, 09/15/30
(f)
.... 5,583 5,733,250
Permian
Resources Operating LLC
(f)
8.00% , 04/15/27 ................... 9,732 9,740,299
5.88% , 07/01/29 ................... 20,758 20,781,685
7.00% , 01/15/32 ................... 6,101 6,317,555
6.25% , 02/01/33 ................... 25,760 26,240,063
Prairie Acquiror LP, 9.00%, 08/01/29
(f)
...... 11,288 11,660,346
Rockies Express Pipeline LLC, 4.95%, 07/15/29
(f)
239 233,040
SM Energy Co.
(f)
8.75% , 07/01/31 ................... 3,811 3,983,608
6.63% , 04/15/34 ................... 39,808 39,695,527
Sunoco LP
(f)
5.63% , 03/15/31 ................... 9,001 8,959,715
6.63% , 08/15/32 ................... 9,273 9,418,280
6.25% , 07/01/33 ................... 11,068 11,116,224
5.88% , 03/15/34 ................... 9,127 9,026,182
Tallgrass Energy Partners LP
(f)
5.50% , 01/15/28 ................... 1,975 1,958,293
7.38% , 02/15/29 ................... 38,231 39,329,644
6.00% , 09/01/31 ................... 4,680 4,618,315
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(f)
...................... 13,898 13,588,799
TransMontaigne Partners LLC, 8.50%, 06/15/30
(f)
4,133 4,178,219
Venture Global LNG, Inc.
(f)
9.50% , 02/01/29 ................... 58,197 62,928,090
8.38% , 06/01/31 ................... 39,723 41,310,941
9.88% , 02/01/32 ................... 88,910 95,488,273
Venture Global Plaquemines LNG LLC
(f)
6.13% , 12/15/30 ................... 39,522 40,645,452
7.50% , 05/01/33 ................... 20,400 22,423,762
6.50% , 01/15/34 ................... 63,611 66,310,923
7.75% , 05/01/35 ................... 34,581 38,757,624
6.75% , 01/15/36 ................... 74,469 78,873,990

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(f)
...................... USD 24,497 $ 24,822,026
1,549,583,142
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(f)
.... 2,104 2,046,842
Fedrigoni SpA, 6.13%, 06/15/31
(b)
......... EUR 2,320 2,470,485
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(b)
2,021 2,084,309
6,601,636
Passenger Airlines — 0.2%
American Airlines, Inc., 5.75%, 04/20/29
(f)
.... USD 2,734 2,718,549
JetBlue Airways Corp., 9.88%, 09/20/31
(f)
.... 23,544 22,250,454
OneSky Flight LLC, 8.88%, 12/15/29
(f)
...... 12,332 12,729,275
United Airlines Holdings, Inc., 5.38%, 03/01/31 . 19,297 18,897,874
56,596,152
Personal Care Products — 0.1%
Opal Bidco SAS
5.50% , 03/31/32
(b)
.................. EUR 2,016 2,274,340
6.50% , 03/31/32
(f)
.................. USD 10,276 10,285,906
Perrigo Finance Unlimited Co.
5.38% , 09/30/32 ................... EUR 1,056 1,140,557
6.13% , 09/30/32 ................... USD 15,059 13,740,296
27,441,099
Pharmaceuticals — 1.8%
1261229 BC Ltd., 10.00%, 04/15/32
(f)
....... 324,409 332,144,208
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(f)
11,051 11,376,430
Bausch Health Cos., Inc.
(f)
4.88% , 06/01/28 ................... 3,011 2,757,203
11.00% , 09/30/28 .................. 47,125 48,069,315
Dolcetto Holdco SpA
(b)
5.63% , 07/14/32 ................... EUR 1,712 1,965,543
(3-mo. EURIBOR + 3.63%), 5.78% ,
07/14/32
(a)
..................... 212 244,810
Gruenenthal GmbH, 4.63%, 11/15/31
(b)
...... 2,136 2,419,451
Nidda Healthcare Holding GmbH
(b)
7.00% , 02/21/30 ................... 4,078 4,793,360
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.23% , 10/15/32
(a)
................ 3,016 3,458,296
Organon & Co.
(f)
4.13% , 04/30/28 ................... USD 4,094 3,972,627
6.75% , 05/15/34 ................... 4,400 3,919,629
Rossini SARL
(b)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.00% , 12/31/29
(a)
................ EUR 849 983,395
6.75% , 12/31/29 ................... 1,997 2,372,309
Teva Pharmaceutical Finance Netherlands II BV,
4.38%, 05/09/30 .................. 1,652 1,913,799
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 ................... USD 25,985 25,733,725
4.75% , 05/09/27 ................... 4,335 4,313,325
6.75% , 03/01/28 ................... 9,300 9,506,460
6.00% , 12/01/32 ................... 7,490 7,677,400
467,621,285
Professional Services — 0.5%
Amentum Holdings, Inc., 7.25%, 08/01/32
(f)
... 6,018 6,227,487
CACI International, Inc., 6.38%, 06/15/33
(f)
... 20,295 20,658,808
CoreLogic, Inc., 4.50%, 05/01/28
(f)
........ 64,055 60,133,476
KBR, Inc., 4.75%, 09/30/28
(f)
............ 19,277 18,849,533
La Financiere Atalian SAS, 8.50%, (8.50% Cash
or 5.00% PIK), 06/30/28
(b) (g)
........... EUR 1,972 388,056
Science Applications International Corp.
(f)
4.88% , 04/01/28 ................... USD 4,774 4,698,221
5.88% , 11/01/33 ................... 14,551 14,199,934
125,155,515
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.3%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(g)
.............. EUR 4,942 $ 5,799,318
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(b)
...................... 2,027 2,290,192
Anywhere Real Estate Group LLC
(f)
7.00% , 04/15/30 ................... USD 10,850 10,865,043
9.75% , 04/15/30 ................... 9,744 10,343,880
Aroundtown SA, 0.00%, 07/16/26
(b)
........ EUR 500 572,857
BRANICKS Group AG, 2.25%, 09/22/26
(b)
.... 1,100 700,891
Citycon Treasury BV
(b)
1.63% , 03/12/28 ................... 1,360 1,458,778
5.38% , 07/08/31 ................... 425 452,585
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(f)
...................... USD 7,273 7,704,108
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(b) (h)
................ EUR 1,850 1,953,817
Five Point Operating Co. LP, 8.00%, 10/01/30
(f)
. USD 6,078 6,063,697
Howard Hughes Corp. (The)
(f)
4.13% , 02/01/29 ................... 6,258 5,919,372
4.38% , 02/01/31 ................... 6,755 6,201,429
5.88% , 03/01/32 ................... 9,637 9,273,548
6.13% , 03/01/34 ................... 9,637 9,254,700
Vivion Investments SARL
(b)
8.25% , ( 8.25 % Cash or 8.25 % PIK),
08/31/28
(g)
..................... EUR 549 632,378
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(g)
..................... 2,696 3,107,322
5.63% , 06/08/30 ................... 2,021 2,183,272
84,777,187
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(f)
USD 20,387 19,997,060
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(f)
... 4,021 4,004,550
ams-OSRAM AG, 10.50%, 03/30/29
(b)
...... EUR 1,573 1,903,524
Kioxia Holdings Corp., 6.63%, 07/24/33
(f)
.... USD 6,524 6,705,529
Microchip Technology, Inc., 0.00%, 02/15/30
(f) (i) (j)
5,136 5,010,168
MKS, Inc., 4.25%, 02/15/34
(b)
............ EUR 2,069 2,284,812
ON Semiconductor Corp., 0.50%, 03/01/29
(i)
.. USD 16,944 16,562,760
Qnity Electronics, Inc.
(f)
5.75% , 08/15/32 ................... 18,335 18,356,837
6.25% , 08/15/33 ................... 13,108 13,253,984
68,082,164
Software — 3.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(f)
.. 100,375 94,214,354
Capstone Borrower, Inc., 8.00%, 06/15/30
(f)
... 19,233 18,376,745
Central Parent LLC, 8.00%, 06/15/29
(f)
...... 2,915 2,166,378
Central Parent, Inc., 7.25%, 06/15/29
(f)
...... 18,979 13,659,431
Clarivate Science Holdings Corp.
(f)
3.88% , 07/01/28 ................... 22,253 21,000,537
4.88% , 07/01/29 ................... 36,766 31,901,347
Cloud Software Group, Inc.
(f)
6.50% , 03/31/29 ................... 88,399 86,239,439
9.00% , 09/30/29 ................... 129,441 124,868,316
8.25% , 06/30/32 ................... 585 554,834
Ellucian Holdings, Inc., 6.50%, 12/01/29
(f)
.... 20,721 20,239,523
Fair Isaac Corp.
(f)
4.00% , 06/15/28 ................... 15,568 15,107,575
6.00% , 05/15/33 ................... 55,826 54,777,666
IPD 3 BV
5.50% , 06/15/31
(b)
.................. EUR 1,400 1,519,711
Oak-Eagle AcquireCo, Inc.
6.25% , 07/01/33
(b)
.................. 2,249 2,655,154
7.25% , 07/01/33
(f)
.................. USD 74,751 77,449,095
8.75% , 07/01/34
(f)
.................. 73,357 76,796,832

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Oracle Corp.
5.70% , 02/04/36 ................... USD 19,185 $ 18,446,153
5.88% , 09/26/45 ................... 5,180 4,468,998
5.95% , 09/26/55 ................... 6,893 5,798,879
6.70% , 02/04/56 ................... 31,030 28,799,053
6.10% , 09/26/65 ................... 6,893 5,715,548
6.85% , 02/04/66 ................... 11,675 10,733,084
SS&C Technologies, Inc., 6.50%, 06/01/32
(f)
.. 24,108 24,108,820
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.27%, 07/01/32
(a) (b)
...... EUR 545 592,120
UKG, Inc., 6.88%, 02/01/31
(f)
............ USD 43,422 42,436,990
782,626,582
Specialized REITs — 0.5%
Iron Mountain, Inc.
5.63% , 07/15/32
(f)
.................. 2,216 2,151,228
6.25% , 01/15/33
(f)
.................. 10,639 10,604,980
4.75% , 01/15/34
(b)
.................. EUR 2,995 3,221,233
4.75% , 01/15/34
(f)
.................. 30,585 32,895,297
Millrose Properties, Inc.
(f)
6.38% , 08/01/30 ................... USD 37,742 37,730,259
6.25% , 09/15/32 ................... 24,765 24,309,517
SBA Communications Corp., 3.13%, 02/01/29 . 28,417 26,927,119
137,839,633
Specialty Retail — 1.5%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(f)
... 10,548 10,685,618
Asbury Automotive Group, Inc.
4.75% , 03/01/30 ................... 412 397,021
5.00% , 02/15/32
(f)
.................. 1,280 1,212,176
Bubbles Bidco SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.38% , 09/30/31
(a)
................ EUR 1,608 1,859,297
6.50% , 09/30/31 ................... 962 1,111,224
Carvana Co.
(f)(g)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 45,725 47,565,220
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 100,563 108,739,656
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(b)
... GBP 4,047 5,445,628
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(f)
. USD 12,866 13,304,139
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 01/15/32
(a) (b)
...... EUR 1,117 1,269,875
Global Auto Holdings Ltd., 11.50%, 08/15/29
(f)
. USD 8,514 8,470,689
Goldstory SAS, 6.75%, 02/01/30
(b)
........ EUR 2,343 2,647,552
Group 1 Automotive, Inc., 6.38%, 01/15/30
(f)
.. USD 7,466 7,516,082
LCM Investments Holdings II LLC
(f)
4.88% , 05/01/29 ................... 4,394 4,275,829
8.25% , 08/01/31 ................... 11,784 12,240,571
Lithia Motors, Inc., 5.50%, 10/01/30
(f)
....... 9,820 9,622,916
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(f)
.. 31,341 30,510,275
PetSmart LLC, 7.50%, 09/15/32
(f)
......... 3,857 3,875,784
Staples, Inc., 10.75%, 09/01/29
(f)
......... 11,650 10,774,145
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(f)
...................... 118,203 114,656,059
396,179,756
Technology Hardware, Storage & Peripherals — 0.2%
Seagate Data Storage Technology Pte. Ltd.
(f)
8.25% , 12/15/29 ................... 10,658 11,192,904
5.88% , 07/15/30 ................... 9,318 9,471,188
8.50% , 07/15/31 ................... 15,928 16,699,648
5.75% , 12/01/34 ................... 5,484 5,463,432
42,827,172
Textiles, Apparel & Luxury Goods — 0.5%
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(f)
.................. EUR 29,493 32,694,946
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
5.25% , 07/15/32
(b)
.................. EUR 1,157 $ 1,282,611
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(f) (g)
.................... USD 56,678 59,076,600
Crocs, Inc.
(f)
4.25% , 03/15/29 ................... 513 492,385
4.13% , 08/15/31 ................... 3,874 3,485,954
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(b) (c) (d) (i)
................... EUR 2,700 2,337,652
Levi Strauss & Co.
(f)
4.00% , 08/15/30 ................... 8,865 10,178,342
3.50% , 03/01/31 ................... USD 11,953 10,944,523
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.77% , 07/01/29
(a) (b)
............... EUR 1,958 2,260,315
VF Corp., 4.25%, 03/07/29 ............. 1,272 1,454,050
124,207,378
Trading Companies & Distributors — 1.6%
(f)
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... USD 40,199 40,184,798
7.88% , 12/01/30 ................... 45,177 47,173,597
7.00% , 05/01/31 ................... 59,932 61,438,091
7.00% , 06/15/32 ................... 37,642 38,587,417
5.88% , 04/15/33 ................... 31,292 30,615,733
Herc Holdings, Inc.
7.00% , 06/15/30 ................... 25,975 26,633,960
5.75% , 03/15/31 ................... 10,022 9,870,337
7.25% , 06/15/33 ................... 17,074 17,496,445
6.00% , 03/15/34 ................... 10,355 10,010,684
QXO Building Products, Inc., 6.75%, 04/30/32 . 57,967 59,125,818
United Rentals North America, Inc., 5.38%,
11/15/33 ....................... 34,397 33,446,941
WESCO Distribution, Inc.
5.25% , 04/15/31 ................... 13,274 13,194,766
6.63% , 03/15/32 ................... 2,208 2,259,954
6.38% , 03/15/33 ................... 6,907 7,036,589
5.50% , 04/15/34 ................... 19,105 18,815,540
415,890,670
Wireless Telecommunication Services — 0.9%
Connect Finco SARL, 9.00%, 09/15/29
(f)
..... 13,667 14,357,730
Digicel International Finance Ltd., 8.63%,
08/01/32
(f)
...................... 69,498 70,526,403
Eutelsat SA
(b)
2.25% , 07/13/27 ................... EUR 100 115,304
1.50% , 10/13/28 ................... 1,500 1,645,291
Maya SAS
7.00% , 10/15/28
(f)
.................. USD 7,590 7,638,978
5.38% , 04/15/30
(b)
.................. EUR 1,608 1,880,402
6.88% , 04/15/31
(b)
.................. 1,613 1,942,300
8.50% , 04/15/31
(f)
.................. USD 30,115 31,509,716
SoftBank Group Corp.
(b)
5.38% , 01/08/29 ................... EUR 1,698 1,970,249
3.38% , 07/06/29 ................... 442 481,030
5.25% , 10/10/29 ................... 891 1,013,007
5.88% , 07/10/31 ................... 1,489 1,676,428
5.75% , 07/08/32 ................... 2,412 2,644,915
6.38% , 07/10/33 ................... 1,674 1,856,469
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(b)
.................. GBP 2,463 3,049,832
4.25% , 01/31/31
(f)
.................. USD 33,738 28,975,514
4.50% , 07/15/31
(b)
.................. GBP 1,593 1,767,076
4.75% , 07/15/31
(f)
.................. USD 17,982 15,471,107
5.63% , 04/15/32
(b)
.................. EUR 677 716,836
5.63% , 04/15/32
(b)
.................. 702 743,308
7.75% , 04/15/32
(f)
.................. USD 200 191,709

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
6.75% , 01/15/33
(f)
.................. USD 28,258 $ 25,246,977
Zegona Finance plc
6.75% , 07/15/29
(b)
.................. EUR 3,423 4,106,325
219,526,906
Total Corporate Bonds — 80 .1%
(Cost: $ 20,466,369,741 ) ............................ 20,505,277,798
Fixed Rate Loan Interests
Health Care Technology — 0.3%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... USD 97,728 90,887,406
Software — 0.4%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 104,967 98,799,924
Total Fixed Rate Loan Interests — 0 .7%
(Cost: $ 202,695,112 ) .............................. 189,687,330
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.50%), 8.43%
,
05/25/29 ............. 13,303 2,642,026
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
1.00%), 4.93%
,
05/25/29 ............. 1,935 374,720
Kaman Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.17%
,
02/26/32 ................... 10,888 10,885,807
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
02/26/32 ............. 79 79,067
Propulsion BC Finco SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.20%
,
12/01/32 ............. 4,240 4,239,465
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42% - 6.44%
,
12/11/31 ........ 10,104 10,116,643
28,337,728
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
02/06/29 ............. 21,483 18,583,093
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
01/28/32 ................... 17,253 17,193,033
Tenneco, Inc., 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.50% Floor + 4.75%),
8.51%
,
11/17/28 ................... 2,157 2,096,417
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 8.76% -
8.80%
,
11/17/28 ................... 13,778 13,408,679
51,281,222
Automobiles — 0.0%
MajorDrive Holdings IV LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.96%
,
06/01/28
(a)
............ 3,372 3,050,530
Security
Par (000)
Par (000) Value
Broadline Retail — 0.2%
Boots Group Finco LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
08/30/32
(a)
............ USD 59,138 $ 59,285,629
Building Products — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
09/08/32 ................... 3,211 3,177,717
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.92%
,
07/08/30 ............. 7,058 6,469,431
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.95%
,
08/05/31 ................... 10,406 9,026,818
18,673,966
Capital Markets — 0.1%
(a)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%; 6-mo. CME Term SOFR
at 0.00% Floor + 2.75% at 0.00% Floor +
0.00%), 6.37% - 6.45%
,
02/18/31 ........ 3,274 3,194,093
Jupiter Borrower, Inc., 1st Lien Term Loan B ,
03/25/33
(e) (l)
....................... 7,268 7,249,830
Ovg Business Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
06/25/31 ............. 756 754,576
11,198,499
Chemicals — 0.4%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 7.77%
,
11/24/27 ............ 3,808 3,631,755
Aruba Investments Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75% Floor
+ 7.75%), 11.42%
,
11/24/28 ............ 5,230 4,687,388
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
10/04/29 ............. 29,303 28,782,616
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.72%
,
07/03/28 ............. 24,892 21,676,433
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.95%
,
11/03/32 ............ 15,221 14,633,480
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.00%
,
04/08/31 .. 10,632 7,283,228
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
08/19/32 ............. 10,448 10,399,650
91,094,550
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
08/20/32 ............. 26,360 26,345,932
Jupiter Buyer, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.70%
,
11/03/31 ................... 4,728 4,724,935
LABL, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 6.75%),
10.41%
,
11/03/26 .................. 3,751 3,741,775

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
LABL, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.77%
,
10/30/28
(c) (d) (e)
................ USD 17,968 $ 8,984,201
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.96%
,
02/15/29 ... 6,077 5,159,708
48,956,551
Construction & Engineering — 0.2%
(a)
Azuria Water Solutions, Inc., 1st Lien Term Loan
B , 01/27/33
(l)
...................... 11,855 11,721,782
Azuria Water Solutions, Inc., Delayed Draw 1st
Lien Term Loan , 01/27/33
(l)
............ 1,581 1,562,904
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.16%
,
08/01/30 ........ 56,081 47,995,670
61,280,356
Construction Materials — 0.1%
(a)
White Cap Supply Holdings LLC, 1st Lien Term
Loan D , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.17%
,
02/10/33 ........ 11,047 10,485,481
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.92%
,
10/19/29 ... 21,725 20,848,009
31,333,490
Consumer Staples Distribution & Retail — 0.1%
BCPE Empire Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 7.17%
,
12/29/32
(a)
............ 26,619 26,169,937
Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.16%
,
04/15/30
(a)
.. 33,829 32,632,807
Diversified Consumer Services — 0.1%
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
01/30/31
(a)
.................. 16,720 16,563,018
Diversified Telecommunication Services — 0.8%
(a)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
02/02/32 ............. 15,425 15,134,265
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
03/29/32 ............. 65,357 65,289,029
Radiate Holdco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 7.67% , 06/26/29 ........... 161 160,790
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.28% , 09/25/29 ........... 14,479 12,823,956
Radiate Holdco LLC, Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.00%), 7.67%
,
06/26/29 ........ 161 160,789
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.04%
,
01/31/29 ........ 4,260 4,096,246
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.79% 03/11/30 .............. 102,660 100,641,804
198,306,879
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 9.67%
,
12/21/29
(a)
........... USD 6,137 $ 5,795,798
Entertainment — 0.1%
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.28%
,
07/22/30
(a)
............ 11,101 11,059,420
Financial Services — 0.1%
(a)
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
07/30/31 ............ 3,247 3,240,225
LBM Acquisition LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.53%
,
06/06/31 ................... 19,798 15,786,230
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
10/16/31
(e)
............ 9,448 9,424,653
28,451,108
Gas Utilities — 0.0%
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.18%
,
03/11/33
(a)
............ 8,043 8,043,000
Ground Transportation — 0.0%
(a)
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.28%
,
06/30/28 ................... 8,389 6,186,881
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.28%
,
06/30/28 ................... 1,667 1,229,406
7,416,287
Health Care Equipment & Supplies — 0.3%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
01/15/31 ............. 44,549 44,605,125
Hologic, Inc., 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.75%
,
01/14/33 ................... 43,487 42,943,412
87,548,537
Health Care Providers & Services — 0.1%
(a)
LifePoint Health, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.15%
,
05/19/31 ................... 9,606 9,590,537
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
05/19/31 ............. 14,507 14,503,775
Quorum Health Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
6.50%), 10.25%
,
01/31/28 ............. 16,084 10,695,573
34,789,885
Health Care Technology — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
02/15/29
(a)
............ 16,656 16,322,553
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.44%
,
11/01/29
(a)
....... 7,297 7,169,709

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables — 0.0%
(a)
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.17%
,
12/19/29 ............. USD 2,445 $ 2,420,570
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.17%
,
12/19/29 ........ 1,630 1,613,713
4,034,283
Industrial Conglomerates — 0.2%
(a)
Arcwood Environmental, Inc., 1st Lien Term Loan
B , (12-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.72%
,
03/21/33
(e)
............ 4,927 4,927,000
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 6.67%
,
12/02/31 ... 16,318 16,318,072
Resilience Parent LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.13%
,
02/28/33 ............. 18,451 18,341,401
39,586,473
Insurance — 0.1%
(a)
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
04/18/30 ............. 2,205 2,148,046
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.66%
,
02/02/33 .. 13,653 13,243,346
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.75%), 8.45%
,
05/06/32 ............ 17,765 17,559,846
32,951,238
Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
01/31/31
(a)
............ 18,399 15,930,695
IT Services — 0.1%
(a)
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
09/19/30 ................... 19,612 19,362,884
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 8.76%
,
02/03/33 ............. 11,320 10,787,960
30,150,844
Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.70%
,
09/27/30
(a)
.................. 18,569 18,340,360
Machinery — 0.2%
(a)
CompoSecure Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 5.93%
,
01/14/33 ............ 19,511 19,425,737
LSF12 Helix Parent LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
02/10/33 ............. 15,380 15,156,736
PECF USS Intermediate Holding III Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
2.00% Floor + 7.50%), 11.17%
,
03/03/33 ... 861 823,040
Tega Mc Australia Holdings Pty. Ltd., 1st Lien
Term Loan B , 03/24/33
(e) (l)
............. 5,826 5,782,305
41,187,818
Security
Par (000)
Par (000) Value
Media — 0.6%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.55%
,
05/30/31 ............. USD 21,505 $ 21,518,295
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.93%
,
08/23/28 ........ 28,227 28,261,852
CMG Media Corp., Facility 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.30%
,
06/18/29 ............. 16,472 15,385,074
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 ................... 27,175 23,888,213
DirecTV Financing LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.17%
,
02/17/31 ............. 42,482 42,467,706
Gray Media, Inc., 1st Lien Term Loan D ,
6.78%
,
12/01/28 ................... 8,062 8,056,513
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.92%
,
05/23/29 ............. 72 71,669
139,649,322
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.67%
,
08/02/32 ............ 20,584 20,635,912
Endo Finance Holdings LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
04/23/31 ............. 12,675 12,595,853
33,231,765
Professional Services — 0.1%
(a)
Celestial-Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 6.50%), 10.29%
,
06/04/29 ........... 6,570 6,106,184
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.28%
,
06/02/28 ................... 12,032 11,483,129
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.50%), 5.17%
,
07/31/30 ............. 13,967 11,996,403
29,585,716
Software — 0.1%
(a)
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.67%
,
03/01/29 ................... 24,442 21,753,488
Sabre GLBL, Inc., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.77%
,
11/15/29 ................... 3,938 3,079,350
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 10.02% , 07/30/29 ........... 1,201 936,559
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 9.77% , 11/15/29 ............ 1,971 1,542,241
27,311,638
Specialty Retail — 0.0%
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
01/16/32
(a)
............ 4,604 4,577,503

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 8.92%
,
08/09/32 ............ USD 20,845 $ 20,797,023
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.67%
,
10/06/32 ............. 15,566 15,556,337
36,353,360
Total Floating Rate Loan Interests — 5 .2%
(Cost: $ 1,384,707,838 ) ............................ 1,337,652,474
Foreign Agency Obligations
France — 0.0%
Electricite de France SA
(a)(b)(k)
(5-Year EUR Swap Annual + 3.97%), 3.38% . EUR 4,000 4,347,800
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 600 709,173
5,056,973
Total Foreign Agency Obligations — 0.0%
(Cost: $ 5,199,436 ) ............................... 5,056,973
Shares
Shares
Investment Companies
iShares Broad USD High Yield Corporate Bond
ETF
(m) (n) (o)
........................ 6,710,891 247,229,225
Total Investment Companies — 1 .0%
(Cost: $ 239,598,765 ) .............................. 247,229,225
Beneficial Interest
(000)
Other Interests
(p)
Capital Markets — 0.0%
(c)
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(d)
......................... USD 11,550 1,155
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(a)
......................... 5,500 550
Lehman Brothers Holdings, Inc.
(d)
.......... 5,675 567
2,272
Independent Power and Renewable Electricity Producers — 0.0%
(a)(c)(d)(e)
GenOn Energy Holdings LLC ............. 1,864 —
GenOn Energy Holdings LLC
(n)
............ 3,270 1
1
Media — 0.0%
Adelphia Communications Corp., Escrow
(c) (d) (e)
. 325 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 2,273
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 4.8%
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88% , 12/15/54
(a)
............ 15,698 15,844,269
Security
Par (000)
Par (000) Value
Automobiles — 0.0%
(b)
Stellantis NV
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 3.77%),
6.25%
(b)
....................... EUR 1,900 $ 2,096,162
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 4.08%), 8.25%
(b)
......... GBP 1,500 1,897,351
(5-Year EURIBOR ICE Swap Rate + 4.24%),
6.88%
(b)
....................... EUR 1,600 1,743,308
5,736,821
Banks — 1.4%
(a)
AIB Group plc , (5-Year EURIBOR ICE Swap Rate
+ 3.71%), 6.00%
(b) (k)
................. 1,775 2,042,514
Banco Bilbao Vizcaya Argentaria SA
(k)
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38%
(b)
....................... 1,000 1,233,870
(5-Year EUR Swap Annual + 4.27%), 6.88%
(b)
1,600 1,933,803
Bank of America Corp.
(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... USD 57,974 59,437,554
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 22,053 22,185,825
Barclays plc
(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... 7,593 7,199,727
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% .... 7,730 7,998,685
(USISSO05 + 5.78%), 9.63% ........... 61,834 67,445,745
(USISSO05 + 3.69%), 7.63% ........... 13,780 13,913,673
BPER Banca SpA , (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(b) (k)
............. EUR 395 458,546
CaixaBank SA
(k)
(5-Year EUR Swap Annual + 6.35%), 5.88%
(b)
600 703,057
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50%
(b)
....................... 1,200 1,484,236
Citigroup, Inc.
(k)
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ USD 35,370 35,717,758
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 27,580 27,567,578
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 10,870 10,950,722
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 13,077 13,169,297
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% .... 17,060 17,072,799
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 11,114 11,438,329
Commerzbank AG , (5-Year EURIBOR ICE Swap
Rate + 5.13%), 7.88%
(b) (k)
............. EUR 400 501,471
National Bank of Greece SA , (5-Year EURIBOR
ICE Swap Rate + 3.32%), 5.80%
(b) (k)
...... 525 579,075
NatWest Group plc , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(k)
................... USD 13,447 14,556,741
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(k)
.. 7,413 7,478,042
Toronto-Dominion Bank (The) , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25% , 07/31/84 ...... 26,112 26,561,649
351,630,696

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail — 0.0%
(b)
Rakuten Group, Inc.
(a)(k)
(5-Year EUR Swap Annual + 4.74%), 4.25%
(b)
EUR 2,000 $ 2,241,456
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.25%), 8.13%
(f)
.... USD 6,769 6,712,944
8,954,400
Capital Markets — 1.0%
(a)
Brookfield Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30% , 01/15/55 .............. 37,011 35,450,505
Deutsche Bank AG
(k)
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63%
(b)
....................... EUR 1,800 2,011,492
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(b)
....................... 800 971,013
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(b)
....................... 1,400 1,645,641
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(b)
....................... 1,600 1,914,716
Goldman Sachs Group, Inc. (The)
(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... USD 13,302 13,558,901
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 33,864 33,687,812
UBS Group AG
(f)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25% .... 5,599 5,967,555
(USISSO05 + 3.63%), 6.85% ........... 3,182 3,153,456
(USISSO05 + 3.08%), 7.00% ........... 11,093 10,986,210
(USISSO05 + 3.12%), 6.60% ........... 10,484 10,232,744
(USISSO05 + 3.24%), 6.63% ........... 14,585 14,202,492
(USISSO05 + 4.16%), 7.75% ........... 22,518 23,203,020
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% .... 28,238 31,802,737
(USISSO05 + 3.18%), 7.13% ........... 14,202 13,930,316
(USISSO05 + 3.30%), 7.00% ........... 22,107 21,489,728
(USISSO05 + 3.32%), 7.00% ........... 17,460 16,878,940
241,087,278
Consumer Finance — 0.0%
(b)
Volkswagen International Finance NV
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49%
(b)
....................... EUR 300 346,077
(EUAMDB08 + 3.49%), 5.99%
(b)
......... 900 1,039,750
1,385,827
Diversified REITs — 0.0%
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%), 4.75%
(a) (
b) (k)
............................. 2,000 2,286,732
Diversified Telecommunication Services — 0.0%
(a)
British Telecommunications plc , (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38% , 12/20/83
(b)
............ GBP 1,835 2,548,370
Telefonica Emisiones SA
(k)
(5-Year EURIBOR ICE Swap Rate + 1.84%),
4.38%
(b)
....................... EUR 400 446,574
(EUAMDB08 + 2.13%), 4.88%
(b)
......... 400 439,174
3,434,118
Electric Utilities — 0.3%
(a)
Duke Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45% , 09/01/54 .............. USD 8,431 8,706,205
EDP SA , (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75% , 05/29/54
(b)
............ EUR 1,700 1,975,104
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Electricite de France SA
(k)
(5-Year EUR Swap Annual + 3.20%), 3.00%
(b)
EUR 400 $ 454,827
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13%
(b)
....................... 600 699,375
(5-Year EURIBOR ICE Swap Rate + 2.07%),
4.38%
(b)
....................... 2,200 2,464,875
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38%
(b)
......... GBP 700 932,830
NextEra Energy Capital Holdings, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75% , 06/15/54 ................. USD 8,923 9,231,147
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.38% , 08/15/55 ................. 16,146 16,448,770
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(f) (k)
.................. 30,593 33,001,312
PG&E Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 ................... 21,294 21,041,204
94,955,649
Electrical Equipment — 0.0%
Prysmian SpA , (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a) (b) (k)
............ EUR 1,540 1,807,219
Financial Services — 0.2%
(a)(b)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ...... USD 22,671 21,256,321
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 .............. 15,042 14,783,763
Nationwide Building Society
(k)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.85%), 7.50%
(b)
......... GBP 1,000 1,325,583
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.59%), 7.88%
(b)
......... 325 432,230
37,797,897
Gas Utilities — 0.1%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(a) (f)
................. USD 13,074 13,256,735
Independent Power and Renewable Electricity Producers — 0.4%
(a)(b)
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60% , 01/15/55 .............. 18,967 18,813,711
Orsted A/S
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.14%), 2.50% , 02/18/3021
(b)
. GBP 1,308 1,311,700
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13% , 03/14/3024
(b)
.............. EUR 550 635,604
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(f) (k)
........................ USD 63,284 63,365,128
84,126,143
Insurance — 0.0%
(a)(b)(k)
Ageas SA/NV , (5-Year EURIBOR ICE Swap Rate
+ 3.04%), 5.88% ................... EUR 600 671,838
BNP Paribas Cardif SA , (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00% ........... 2,500 2,795,495
NN Group NV , (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75% ................... 1,225 1,377,449
4,844,782

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.0%
(a)
CenterPoint Energy, Inc. , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85% , 02/15/55 ...... USD 4,971 $ 5,208,430
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 2.51%),
6.50% , 05/21/55
(b)
.................. GBP 1,039 1,378,658
Dominion Energy, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63% , 05/15/55 .............. USD 4,357 4,423,697
Veolia Environnement SA , (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(b) (k)
......... EUR 800 896,940
11,907,725
Oil, Gas & Consumable Fuels — 1.3%
(a)
Enbridge, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20% , 06/27/54 ................. USD 11,076 11,649,327
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38% , 03/15/55 ................. 13,972 14,678,033
Energy Transfer LP
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(k)
....................... 26,592 26,538,639
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(k)
....................... 13,997 14,246,497
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00% , 05/15/54 ................. 26,422 27,674,244
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................. 19,394 19,697,865
Eni SpA , (5-Year EUR Swap Annual + 2.08%),
4.50%
(b) (k)
........................ EUR 900 1,029,020
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(f) (k)
........................ USD 108,680 110,965,106
Var Energi ASA , (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86% , 11/15/83
(b)
........ EUR 1,244 1,550,833
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(f) (k)
.................. USD 97,274 96,889,395
Wintershall Dea Finance 2 BV , (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(b) (k)
...... EUR 1,687 1,970,520
326,889,479
Passenger Airlines — 0.0%
(a)(b)
Air France-KLM , (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(k)
.............. 1,000 1,124,621
Deutsche Lufthansa AG , (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25% , 01/15/55 .... 1,100 1,244,843
2,369,464
Pharmaceuticals — 0.0%
(b)
Bayer AG
(a)
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83
(b)
.......... 2,900 3,477,000
(5-Year EUR Swap Annual + 3.90%),
7.00% , 09/25/83
(b)
................ 500 612,668
4,089,668
Real Estate Management & Development — 0.0%
Aroundtown Finance SARL
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25%
(b)
....................... 4,336 4,560,530
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
(5-Year EURIBOR ICE Swap Rate + 3.04%),
5.13%
(b)
....................... EUR 650 $ 677,712
Grand City Properties SA , (5-Year EURIBOR ICE
Swap Rate + 2.18%), 1.50%
(a) (b) (k)
........ 900 1,019,268
Heimstaden Bostad AB , (5-Year EUR Swap
Annual + 3.15%), 2.63%
(a) (b) (k)
........... 5,725 6,404,343
Vivion Investments SARL
(5-Year EURIBOR ICE Swap Rate + 6.16%),
8.13%
(a) (b) (k)
..................... 1,400 1,354,196
14,016,049
Wireless Telecommunication Services — 0.0%
(a)
Telefonica Europe BV
(k)
(7-Year EUR Swap Annual + 3.35%), 6.14%
(b)
2,100 2,520,982
(EUAMDB08 + 3.12%), 5.75%
(b)
......... 1,000 1,181,214
Vodafone Group plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.84%),
8.00% , 08/30/86
(b)
.................. GBP 1,219 1,688,214
5,390,410
Total Capital Trusts — 4 .8%
(Cost: $ 1,212,128,742 ) ............................ 1,231,811,361
Shares
Shares
Preferred Stocks — 0.4%
Financial Services — 0.0%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(i)
..... 91,000 4,881,240
Insurance — 0.3%
Alliant Cali, Inc. , (Acquired 09/25/24 , cost
$ 75,143,253 ) , 10.00%
(e) (q)
............. 78,378 78,155,406
IT Services — 0.0%
(d)(e)
Veritas Newco ....................... 17,522 332,914
Veritas Newco, Series G-1 ............... 12,095 229,799
562,713
Semiconductors & Semiconductor Equipment
— 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(i)
.. 441,100 25,129,467
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC
(d) (e)
................ 3,874,187 39
Total Preferred Stocks — 0 .4%
(Cost: $ 110,686,508 ) .............................. 108,728,865
Total Preferred Securities — 5 .2%
(Cost: $ 1,322,815,250 ) ............................ 1,340,540,226
Total Long-Term Investments — 93.2%
(Cost: $ 23,836,506,959 ) ............................ 23,872,641,401
Short-Term Securities
Money Market Funds — 6.2%
(m)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(s)
................... 63,146,726 63,159,355
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55% ..................... 1,522,720,920 1,522,720,920
Total Short-Term Securities — 6 .2%
(Cost: $ 1,585,882,944 ) ............................ 1,585,880,275

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Total Options Purchased — 0.0%
( Cost: $ 322,215 ) ................................. $ 39,056
Total Investments Before Investments Sold Short — 99 .4%
(Cost: $ 25,422,712,118 ) ............................ 25,458,560,732
Investments Sold Short
Common Stocks
Diversified Telecommunication Services — (0.0)%
Telesat Corp.
(d)
...................... (388) (14,046)
Total Common Stocks — (0.0) %
(Proceeds: $ (5,919) ) .............................. (14,046)
Total Investments Sold Short — (0.0) %
(Proceeds: $ (5,919) ) .............................. (14,046)
Total Investments Net of Investments Sold Short — 99 .4%
(Cost: $ 25,422,706,199 ) ............................ 25,458,546,686
Other Assets Less Liabilities — 0.6% .................... 142,389,656
Net Assets — 100.0% ...............................
$ 25,600,936,342
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Convertible security.
(j)
Zero-coupon bond.
(k)
Perpetual security with no stated maturity date.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Affiliate of the Fund.
(n)
All or a portion of this security is on loan.
(o)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $78,155,406, representing 0.31% of its net assets as of period end, and an original cost of $75,143,253.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio
Consolidated Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 112,658,849 $ — $ (49,421,645)
(a)
$ (52,806) $ (25,043) $ 63,159,355 63,146,726 $ 74,827
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 646,648,204 876,072,716
(a)
— — — 1,522,720,920 1,522,720,920 20,638,532 —
iShares Broad USD High Yield
Corporate Bond ETF .... 606,249,842 1,333,806,781 (1,675,094,278) 599,746 (18,332,866) 247,229,225 6,710,891 13,255,053 —
$ 546,940 $ (18,357,909) $ 1,833,109,500 $ 33,968,412 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 2,300 06/18/26 $ 260,906 $ 5,410,030
U.S. Treasury Long Bond ..................................................... 1,423 06/18/26 161,688 5,021,155
U.S. Treasury Ultra Bond ..................................................... 367 06/18/26 42,687 1,493,811
$ 11,924,996
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,519,913 CHF 3,520,000 UBS AG 06/17/26 $ 80,523
USD 88,848,582 GBP 66,897,000 State Street Bank and Trust Co. 06/17/26 324,169
404,692
USD 688,566,811 EUR 596,893,000 Barclays Bank plc 06/17/26 (3,779,208)
USD 228,732,348 EUR 198,300,000 Toronto Dominion Bank 06/17/26 (1,279,088)
(5,058,296)
$ (4,653,604)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Nasdaq-100 E-Mini Index ...................... 8 09/18/26 USD 29,500.00 USD 3,860 $ 9,320
Nasdaq-100 Index ........................... 5 09/18/26 USD 29,500.00 USD 11,870 29,736
$ 39,056
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
46.V1 ........... 5 .00 % Quarterly 06/20/31 B+ USD 872,077 $ 43,235,297 $ 35,765,876 $ 7,469,421
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio
Consolidated Schedule of Investments

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 NR EUR 100 $ 824 $ (219) $ 1,043
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,725 107,347 99,221 8,126
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 491 25,177 (30,704) 55,881
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 830 42,537 (47,217) 89,754
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 295 15,133 (16,798) 31,931
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 241 12,343 (14,104) 26,447
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 504 25,831 (31,325) 57,156
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 365 18,729 (22,614) 41,343
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 513 25,816 19,276 6,540
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 587 29,540 24,396 5,144
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 1,012 50,928 48,591 2,337
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 547 27,527 20,864 6,663
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 412 24,927 32,704 (7,777)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 897 54,270 73,895 (19,625)
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,467 298,368 248,617 49,751
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 1,923 232,574 168,606 63,968
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 1,329 160,734 189,206 (28,472)
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 561 93,220 83,583 9,637
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 552 91,722 65,196 26,526
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/30 NR EUR 509 84,738 70,810 13,928
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 2,268 217,399 206,533 10,866
$ 1,639,684 $ 1,188,517 $ 451,167
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
1.00% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Morgan Stanley & Co.
International plc 04/06/26 USD 1,000 $ (983,823) $ — $ (983,823)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Goldman Sachs
International 06/20/26 USD 150,000 1,161,058 (473,485) 1,634,543
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 39,915 493,707 (111,149) 604,856

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 106,197 $ 1,568,018 $ (300,687) $ 1,868,705
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 79,871 1,219,385 (209,842) 1,429,227
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 93,517 (67,606) (245,694) 178,088
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 09/20/26 USD 46,509 (134,474) (318,607) 184,133
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/26 USD 48,258 (77,884) (280,431) 202,547
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/26 USD 64,358 (128,554) (388,615) 260,061
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 09/21/26 USD 78,871 (217,980) (452,333) 234,353
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/21/26 USD 54,943 (15,489) (298,747) 283,258
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 12/20/26 USD 33,999 (356,077) (237,948) (118,129)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 12/20/26 USD 69,492 (464,551) (494,674) 30,123
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/26 USD 36,172 (301,315) (257,488) (43,827)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/26 USD 96,825 (544,068) (748,266) 204,198
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/26 USD 48,258 (698,882) (298,284) (400,598)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/26 USD 100,000 (946,579) (699,865) (246,714)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/26 USD 94,257 (1,176,491) (659,673) (516,818)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/26 USD 118,675 (1,896,994) (525,934) (1,371,060)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/27 USD 67,134 16,243 (562,387) 578,630
$ (3,552,356) $ (7,564,109) $ 4,011,753

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio
Consolidated Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .65%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 35,765,876 $ — $ 7,469,421 $ —
OTC Swaps ................................................................... 1,351,498 (7,727,090) 8,199,763 (3,736,843)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 11,924,996 $ — $ 11,924,996
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 404,692 — — 404,692
Options purchased
Investments at value — unaffiliated
(b)
............ — — 39,056 — — — 39,056
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 7,469,421 — — — — 7,469,421
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,858,539 — — 7,692,722 — 9,551,261
$ — $ 9,327,960 $ 39,056 $ 404,692 $ 19,617,718 $ — $ 29,389,426
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 5,058,296 $ — $ — $ 5,058,296
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 218,855 983,823 — 10,261,255 — 11,463,933
$ — $ 218,855 $ 983,823 $ 5,058,296 $ 10,261,255 $ — $ 16,522,229
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 1,683,581 $ — $ 1,683,581
Forward foreign currency exchange contracts .... — — — 36,378,980 — — 36,378,980
Options written ........................ — — 102,625 — — — 102,625
Swaps .............................. — (7,422,175) (1,724,092) — 24,415,953 — 15,269,686
$ — $ (7,422,175) $ (1,621,467) $ 36,378,980 $ 26,099,534 $ — $ 53,434,872

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 11,989,209 $ — $ 11,989,209
Forward foreign currency exchange contracts .... — — — (7,508,097) — — (7,508,097)
Options purchased
(a)
..................... — — (283,159) — — — (283,159)
Swaps .............................. — 6,854,532 (1,089,334) — (43,742,123) — (37,976,925)
$ — $ 6,854,532 $ (1,372,493) $ (7,508,097) $ (31,752,914) $ — $ (33,778,972)
(a)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 509,054,852
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 1,021,303,432
Options
Average value of option contracts purchased ................................................................................ 19,528
Average value of option contracts written ................................................................................... —
(a)
Credit default swaps
Average notional value — sell protection ................................................................................... 784,463,384
Total return swaps
Average notional value ............................................................................................... 1,428,501,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 669,523
Forward f oreign currency exchange contracts ................................................................. 404,692 5,058,296
Options
(a)
......................................................................................... 39,056 —
Swaps — centrally cleared .............................................................................. 7,825,323 —
Swaps — OTC
(b)
..................................................................................... 9,551,261 11,463,933
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 17,820,332 $ 17,191,752
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(7,864,379) (669,523)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 9,955,953 $ 16,522,229
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio
Consolidated Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA ............................... $ 55,881 $ (30,704) $ — $ — $ 25,177
Barclays Bank plc ................................ 121,685 (121,685) — — —
BNP Paribas SA ................................. 838,418 (838,418) — — —
Citibank NA ..................................... 26,447 (14,104) — — 12,343
Deutsche Bank AG ................................ 176,460 — — — 176,460
Goldman Sachs International ......................... 1,857,496 (509,953) — — 1,347,543
JPMorgan Chase Bank NA .......................... 893,285 (893,285) — — —
Morgan Stanley & Co. International plc .................. 5,581,589 (5,581,589) — — —
State Street Bank and Trust Co. ....................... 324,169 — — — 324,169
UBS AG ....................................... 80,523 — — — 80,523
$ 9,955,953 $ (7,989,738) $ — $ — $ 1,966,215
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA ............................... $ 30,704 $ (30,704) $ — $ — $ —
Barclays Bank plc ................................ 3,843,223 (121,685) — — 3,721,538
BNP Paribas SA ................................. 1,169,358 (838,418) — (330,940) —
Citibank NA ..................................... 14,104 (14,104) — — —
Goldman Sachs International ......................... 509,953 (509,953) — — —
JPMorgan Chase Bank NA .......................... 1,552,864 (893,285) — (659,579) —
Morgan Stanley & Co. International plc .................. 8,122,935 (5,581,589) — (2,541,346) —
Toronto Dominion Bank ............................. 1,279,088 — — — 1,279,088
$ 16,522,229 $ (7,989,738) $ — $ (3,531,865) $ 5,000,626
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 26,516,364 $ — $ 26,516,364
Common Stocks
Commercial Services & Supplies ............................. — — 4,491,546 4,491,546
Construction & Engineering ................................ — — 1,468,922 1,468,922
Energy Equipment & Services .............................. — — — —
Financial Services ...................................... — — 358,274 358,274
Food Products ......................................... 12,863,183 — — 12,863,183
Health Care Equipment & Supplies ........................... 3,279,383 — — 3,279,383
Health Care Providers & Services ............................ — — 92,992 92,992
Hotels, Restaurants & Leisure .............................. — — — —
Life Sciences Tools & Services .............................. 13,794,298 — — 13,794,298

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

Level 1 Level 2 Level 3 Total
Metals & Mining ........................................ $ 35,838,377 $ — $ — $ 35,838,377
Oil, Gas & Consumable Fuels ............................... 80,535,301 — — 80,535,301
Real Estate Management & Development ....................... — — 9 9
Semiconductors & Semiconductor Equipment .................... 2 — — 2
Specialized REITs ...................................... 54,550,664 — — 54,550,664
Wireless Telecommunication Services ......................... — 13,405,787 — 13,405,787
Corporate Bonds
Aerospace & Defense .................................... — 726,577,145 — 726,577,145
Air Freight & Logistics .................................... — 22,079,208 — 22,079,208
Automobile Components .................................. — 335,259,748 — 335,259,748
Automobiles .......................................... — 134,268,377 — 134,268,377
Banks ............................................... — 40,562,032 — 40,562,032
Biotechnology ......................................... — 83,967,675 — 83,967,675
Broadline Retail ........................................ — 97,428,661 — 97,428,661
Building Products ....................................... — 439,351,057 — 439,351,057
Capital Markets ........................................ — 164,453,168 — 164,453,168
Chemicals ............................................ — 676,405,662 — 676,405,662
Commercial Services & Supplies ............................. — 1,028,576,749 — 1,028,576,749
Communications Equipment ................................ — 6,344,315 — 6,344,315
Construction & Engineering ................................ — 116,206,713 — 116,206,713
Consumer Finance ...................................... — 310,586,099 — 310,586,099
Consumer Staples Distribution & Retail ........................ — 226,077,076 — 226,077,076
Containers & Packaging .................................. — 581,981,139 — 581,981,139
Distributors ........................................... — 39,126,329 — 39,126,329
Diversified Consumer Services .............................. — 173,205,509 — 173,205,509
Diversified REITs ....................................... — 83,529,679 — 83,529,679
Diversified Telecommunication Services ........................ — 1,674,714,700 — 1,674,714,700
Electric Utilities ........................................ — 515,010,151 — 515,010,151
Electrical Equipment ..................................... — 2,791,628 — 2,791,628
Electronic Equipment, Instruments & Components ................. — 82,976,450 — 82,976,450
Energy Equipment & Services .............................. — 450,092,463 — 450,092,463
Entertainment ......................................... — 132,772,969 — 132,772,969
Financial Services ...................................... — 622,868,538 — 622,868,538
Food Products ......................................... — 320,365,887 — 320,365,887
Gas Utilities ........................................... — 20,182,545 — 20,182,545
Ground Transportation ................................... — 106,429,152 — 106,429,152
Health Care Equipment & Supplies ........................... — 262,424,153 — 262,424,153
Health Care Providers & Services ............................ — 537,853,131 — 537,853,131
Health Care REITs ...................................... — 91,639,066 — 91,639,066
Health Care Technology .................................. — 36,103,751 — 36,103,751
Hotel & Resort REITs .................................... — 243,838,030 — 243,838,030
Hotels, Restaurants & Leisure .............................. — 899,079,849 — 899,079,849
Household Durables ..................................... — 246,209,204 — 246,209,204
Household Products ..................................... — 572,018 — 572,018
Independent Power and Renewable Electricity Producers ............ — 105,033,799 — 105,033,799
Insurance ............................................ — 1,380,185,194 — 1,380,185,194
Interactive Media & Services ............................... — 40,196,089 — 40,196,089
IT Services ........................................... — 536,862,134 — 536,862,134
Life Sciences Tools & Services .............................. — 6,406,917 — 6,406,917
Machinery ............................................ — 251,635,640 — 251,635,640
Media ............................................... — 1,457,419,359 — 1,457,419,359
Metals & Mining ........................................ — 605,925,697 — 605,925,697
Mortgage Real Estate Investment Trusts (REITs) .................. — 63,274,328 — 63,274,328
Office REITs .......................................... — 1,475,278 — 1,475,278
Oil, Gas & Consumable Fuels ............................... — 1,549,583,142 — 1,549,583,142
Paper & Forest Products .................................. — 6,601,636 — 6,601,636
Passenger Airlines ...................................... — 56,596,152 — 56,596,152
Personal Care Products .................................. — 27,441,099 — 27,441,099
Pharmaceuticals ....................................... — 467,621,285 — 467,621,285
Professional Services .................................... — 125,155,515 — 125,155,515
Real Estate Management & Development ....................... — 84,777,187 — 84,777,187
Retail REITs .......................................... — 19,997,060 — 19,997,060
Semiconductors & Semiconductor Equipment .................... — 68,082,164 — 68,082,164
Software ............................................. — 782,626,582 — 782,626,582
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio
Consolidated Schedule of Investments

Level 1 Level 2 Level 3 Total
Specialized REITs ...................................... $ — $ 137,839,633 $ — $ 137,839,633
Specialty Retail ........................................ — 396,179,756 — 396,179,756
Technology Hardware, Storage & Peripherals .................... — 42,827,172 — 42,827,172
Textiles, Apparel & Luxury Goods ............................ — 124,207,378 — 124,207,378
Trading Companies & Distributors ............................ — 415,890,670 — 415,890,670
Wireless Telecommunication Services ......................... — 219,526,906 — 219,526,906
Fixed Rate Loan Interests ................................... — 189,687,330 — 189,687,330
Floating Rate Loan Interests
Aerospace & Defense .................................... — 28,337,728 — 28,337,728
Automobile Components .................................. — 51,281,222 — 51,281,222
Automobiles .......................................... — 3,050,530 — 3,050,530
Broadline Retail ........................................ — 59,285,629 — 59,285,629
Building Products ....................................... — 18,673,966 — 18,673,966
Capital Markets ........................................ — 3,948,669 7,249,830 11,198,499
Chemicals ............................................ — 91,094,550 — 91,094,550
Commercial Services & Supplies ............................. — 39,972,350 8,984,201 48,956,551
Construction & Engineering ................................ — 61,280,356 — 61,280,356
Construction Materials .................................... — 31,333,490 — 31,333,490
Consumer Staples Distribution & Retail ........................ — 26,169,937 — 26,169,937
Containers & Packaging .................................. — 32,632,807 — 32,632,807
Diversified Consumer Services .............................. — 16,563,018 — 16,563,018
Diversified Telecommunication Services ........................ — 198,306,879 — 198,306,879
Electrical Equipment ..................................... — 5,795,798 — 5,795,798
Entertainment ......................................... — 11,059,420 — 11,059,420
Financial Services ...................................... — 19,026,455 9,424,653 28,451,108
Gas Utilities ........................................... — 8,043,000 — 8,043,000
Ground Transportation ................................... — 7,416,287 — 7,416,287
Health Care Equipment & Supplies ........................... — 87,548,537 — 87,548,537
Health Care Providers & Services ............................ — 34,789,885 — 34,789,885
Health Care Technology .................................. — 16,322,553 — 16,322,553
Hotels, Restaurants & Leisure .............................. — 7,169,709 — 7,169,709
Household Durables ..................................... — 4,034,283 — 4,034,283
Industrial Conglomerates .................................. — 34,659,473 4,927,000 39,586,473
Insurance ............................................ — 32,951,238 — 32,951,238
Interactive Media & Services ............................... — 15,930,695 — 15,930,695
IT Services ........................................... — 30,150,844 — 30,150,844
Life Sciences Tools & Services .............................. — 18,340,360 — 18,340,360
Machinery ............................................ — 35,405,513 5,782,305 41,187,818
Media ............................................... — 139,649,322 — 139,649,322
Pharmaceuticals ....................................... — 33,231,765 — 33,231,765
Professional Services .................................... — 29,585,716 — 29,585,716
Software ............................................. — 27,311,638 — 27,311,638
Specialty Retail ........................................ — 4,577,503 — 4,577,503
Wireless Telecommunication Services ......................... — 36,353,360 — 36,353,360
Foreign Agency Obligations ................................. — 5,056,973 — 5,056,973
Investment Companies .................................... 247,229,225 — — 247,229,225
Other Interests .......................................... — 2,272 1 2,273
Preferred Securities
Automobile Components .................................. — 15,844,269 — 15,844,269
Automobiles .......................................... — 5,736,821 — 5,736,821
Banks ............................................... — 351,630,696 — 351,630,696
Broadline Retail ........................................ — 8,954,400 — 8,954,400
Capital Markets ........................................ — 241,087,278 — 241,087,278
Consumer Finance ...................................... — 1,385,827 — 1,385,827
Diversified REITs ....................................... — 2,286,732 — 2,286,732
Diversified Telecommunication Services ........................ — 3,434,118 — 3,434,118
Electric Utilities ........................................ — 94,955,649 — 94,955,649
Electrical Equipment ..................................... — 1,807,219 — 1,807,219
Financial Services ...................................... — 42,679,137 — 42,679,137
Gas Utilities ........................................... — 13,256,735 — 13,256,735
Independent Power and Renewable Electricity Producers ............ — 84,126,143 — 84,126,143
Insurance ............................................ — 4,844,782 78,155,406 83,000,188
IT Services ........................................... — — 562,713 562,713
Multi-Utilities .......................................... — 11,907,725 — 11,907,725
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Oil, Gas & Consumable Fuels ............................... $ — $ 326,889,479 $ — $ 326,889,479
Passenger Airlines ...................................... — 2,369,464 — 2,369,464
Pharmaceuticals ....................................... — 4,089,668 — 4,089,668
Real Estate Management & Development ....................... — 14,016,049 — 14,016,049
Semiconductors & Semiconductor Equipment .................... — 25,129,467 — 25,129,467
Wireless Telecommunication Services ......................... — 5,390,410 39 5,390,449
Short-Term Securities
Money Market Funds ...................................... 1,585,880,275 — — 1,585,880,275
Options Purchased
Equity contracts .......................................... 9,320 29,736 — 39,056
Unfunded Floating Rate Loan Interests
(a)
........................... — 2,860 — 2,860
Liabilities
Investment Sold Short
Common Stocks ......................................... (14,046) — — (14,046)
Unfunded Floating Rate Loan Interests
(a)
........................... — (211,894) — (211,894)
$ 2,033,965,982 $ 23,302,873,779 $ 121,497,891 $ 25,458,337,652
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 7,976,462 $ — $ 7,976,462
Foreign currency exchange contracts ............................ — 404,692 — 404,692
Interest rate contracts ....................................... 11,924,996 7,692,722 — 19,617,718
Liabilities
Credit contracts ........................................... — (55,874) — (55,874)
Equity contracts ........................................... — (983,823) — (983,823)
Foreign currency exchange contracts ............................ — (5,058,296) — (5,058,296)
Interest rate contracts ....................................... — (2,697,146) — (2,697,146)
$ 11,924,996 $ 7,278,737 $ — $ 19,203,733
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 1 Ltd., Series 2020-1A, Class
C1R2, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 5.57%, 10/15/38
(a) (b)
...... USD 470 $ 470,628
Affirm Asset Securitization Trust
(b)
Series 2025-X1, Class A, 5.08%, 04/15/30 .. 446 446,005
Series 2025-X2, Class A, 4.45%, 10/15/30 .. 1,248 1,248,624
Ajax Mortgage Loan Trust, Series 2021-C, Class
A, 6.11%, 01/25/61
(b) (c)
............... 839 839,852
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.08%, 07/20/38
(a) (b)
. 3,700 3,701,359
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 10/15/38
(a) (b)
. 3,690 3,693,192
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class BR3, (3-mo. CME Term SOFR at 2.05%
Floor + 2.05%), 5.72%, 04/28/37
(a) (b)
...... 1,500 1,502,253
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
.................. 655 601,199
ARI Fleet Lease Trust, Series 2025-B, Class A3,
4.60%, 03/15/34
(b)
.................. 386 388,631
Asimi Funding plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.95%), 5.68%, 09/16/31 GBP 61 81,008
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.95%),
4.68%, 05/16/32 ................. 673 892,225
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)(d)
Series 23, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.52%, 03/21/34 . EUR 79 92,049
Series 23, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.90%), 3.82%, 03/21/34 . 79 92,088
Series 23, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.40%), 4.32%, 03/21/34 . 79 92,320
Auto ABS Italian Stella Loans SRL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.61%, 12/29/36 . 66 76,425
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.21%, 12/29/36 . 66 76,639
Series 2025-1, Class A1, (1-mo. EURIBOR at
0.00% Floor + 0.73%), 2.64%, 12/28/40 . 1,017 1,175,150
Series 2025-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 2.91%, 12/28/40 . 716 828,998
Auto ABS Spanish Loans
(a)(d)
Series 2026-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.05%), 3.23%, 12/28/38 . 100 115,073
Series 2026-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.78%, 12/28/38 . 100 115,581
Auto ABS Spanish Loans FT, Series 2024-1,
Class A, (1-mo. EURIBOR at 0.00% Floor +
0.85%), 2.76%, 09/28/38
(a) (d)
........... 607 702,583
Auto1 Car Funding SARL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 3.44%, 12/15/33 . 100 116,324
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 3.50%), 5.44%, 12/15/33 . 100 118,759
AutoFlorence 2 SRL
(a)(d)
Series 2, Class C, (1-mo. EURIBOR at 0.00%
Floor + 1.15%), 3.07%, 12/24/44 ...... 55 63,980
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 2.35%), 4.27%, 12/24/44 ...... 30 34,368
AutoNation Finance Trust, Series 2025-1A, Class
A3, 4.62%, 11/13/29
(b)
................ USD 570 572,527
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
AutoNoria Spain FT
(a)(d)
Series 2021-SP, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.05%), 2.99%, 01/31/39 . EUR 342 $ 394,691
Series 2021-SP, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.55%), 3.49%, 01/31/39 . 130 150,708
Series 2021-SP, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.65%), 4.59%, 01/31/39 . 98 113,026
Series 2021-SP, Class F, (1-mo. EURIBOR at
0.00% Floor + 3.90%), 5.84%, 01/31/39 . 16 18,786
Barings Equipment Finance LLC, Series 2025-A,
Class A3, 4.82%, 08/13/32
(b)
........... USD 4,585 4,649,738
BBVA Consumer Fondo de Titulizacion
(a)(d)
Series 2026-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.95%), 2.96%, 05/20/39 . EUR 600 690,678
Series 2026-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 2.50%), 4.51%, 05/20/39 . 300 342,816
Series 2026-1, Class E, (3-mo. EURIBOR at
0.00% Floor + 3.50%), 5.51%, 05/20/39 . 200 230,649
Series 2026-1, Class F, (3-mo. EURIBOR at
0.00% Floor + 5.10%), 7.11%, 05/20/39 . 400 458,075
Benefit Street Partners CLO X Ltd.
(a)(b)
Series 2016-10A, Class A1R3, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.97%, 07/20/38 ................. USD 4,275 4,276,081
Series 2016-10A, Class BR3, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.52%, 07/20/38 ................. 750 750,446
BHG Securitization Trust, Series 2021-A, Class
A, 1.42%, 11/17/33
(b)
................ 20 20,329
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.47%, 10/23/38
(a) (b)
...... 3,300 3,300,454
Birch Grove CLO 16 Ltd., Series 2026-16A,
Class D1, (3-mo. CME Term SOFR at 2.95%
Floor + 2.95%), 0.00%, 04/23/39
(a) (b)
...... 920 920,000
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 4.93%, 01/19/38
(a) (b)
.......... 1,940 1,938,276
BlueMountain CLO Ltd.
(a)(b)
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 5.61%,
08/15/31 ...................... 500 500,124
Series 2018-3A, Class A1R, (3-mo. CME Term
SOFR at 1.19% Floor + 1.19%), 4.86%,
10/25/30 ...................... 2,129 2,127,970
Brignole Co.
(a)(d)
Series 2024, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 3.92%, 02/24/42 . EUR 47 54,638
Series 2024, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 5.92%, 02/24/42 . 47 54,928
Bryant Park Funding Ltd., Series 2024-22A,
Class A1, (3-mo. CME Term SOFR at 1.62%
Floor + 1.62%), 5.29%, 04/15/37
(a) (b)
...... USD 1,500 1,500,333
Capital One Multi-Asset Execution Trust, Series
2023-A1, Class A, 4.42%, 05/15/28 ....... 100 100,038
Cardiff Auto Receivables Securitisation plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 08/20/31 ................. GBP 345 458,699
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.33%, 08/20/31 ................. 262 349,181
Carlyle US CLO Ltd., Series 2026-3A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.00%), 0.00%, 04/15/39
(a) (b)
........... USD 1,050 1,050,000

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO IX-C Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.68% Floor +
1.68%), 5.35%, 04/20/37
(a) (b)
........... USD 1,000 $ 1,000,947
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
........... 1,434 1,307,939
Cedar Funding XI CLO Ltd.
(a)(b)
Series 2019-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.06% Floor + 1.06%),
4.73%, 05/29/32 ................. 433 432,099
Series 2019-11A, Class A2R2, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.97%, 05/29/32 ................. 1,100 1,097,244
CIFC Funding Ltd., Series 2021-5A, Class A1R,
(3-mo. CME Term SOFR at 1.26% Floor +
1.26%), 4.93%, 01/15/38
(a) (b)
........... 1,000 999,511
College Ave Student Loans Trust, Series 2024-A,
Class A1B, (SOFR 30 day Average at 1.75%
Floor + 1.75%), 5.41%, 06/25/54
(a) (b)
...... 8,443 8,562,091
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (1-mo. CME Term
SOFR at 1.10% Floor + 1.21%), 4.89%,
07/25/51 ...................... 182 181,321
Series 2021-B, Class A1, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 4.59%,
06/25/52 ...................... 2,655 2,621,209
Series 2023-A, Class A1, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 5.56%,
05/25/55 ...................... 4,785 4,866,556
Compartment BL Consumer Credit, Series 2024-
1, Class B, (1-mo. EURIBOR at 0.00% Floor +
0.90%), 2.84%, 09/25/41
(a) (d)
........... EUR 308 355,752
Compartment Driver UK Eight, Series 8, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.60%), 4.33%, 09/25/31
(a) (d)
...... GBP 474 627,234
Compass Datacenters Issuer II LLC, Series
2025-2A, Class A1, 4.93%, 11/25/50
(b)
..... USD 1,504 1,480,220
Compass Datacenters Issuer III LLC, Series
2026-1A, Class A21, 4.90%, 02/25/56
(b)
.... 2,341 2,321,533
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
............ 1,137 1,141,407
Consolidated Communications LLC, Series 2025-
4A, Class B, 5.77%, 12/20/55
(b)
......... 3,490 3,503,390
Crown Point CLO 8 Ltd., Series 2019-8A, Class
AR, (3-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.12%, 10/20/34
(a) (b)
........... 8,840 8,841,759
Dowson plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.33%, 08/20/31 ................. GBP 160 211,870
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.35%),
6.08%, 08/20/31 ................. 100 131,921
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.95%),
7.68%, 08/20/31 ................. 100 132,168
Series 2024-1, Class F, (Sterling Overnight
Index Average at 0.00% Floor + 6.95%),
10.68%, 08/20/31 ................ 100 131,047
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR3, (3-mo. CME Term SOFR at 1.07%
Floor + 1.07%), 4.74%, 04/20/34
(a) (b)
...... USD 8,340 8,323,646
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 5.53%, 07/18/30
(a) (b)
...... 3,250 3,248,699
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 61 CLO Ltd., Series 2018-61A, Class
DR, (3-mo. CME Term SOFR at 3.10% Floor +
3.36%), 7.03%, 01/17/32
(a) (b)
........... USD 1,000 $ 1,000,002
Dryden 64 CLO Ltd., Series 2018-64A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.23%), 4.90%, 04/18/31
(a) (b)
........... 1,407 1,407,096
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 5.53%, 07/18/30
(a) (b)
........... 500 499,714
ECARAT DE SA Compartment Lease, Series
2025-1, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.00%), 2.94%, 05/25/34
(a) (d)
...... EUR 600 693,719
Edgeconnex Data Centers Europe BV, Series
2026-1X, Class A2, 4.50%, 04/30/56
(c) (d)
.... 625 703,907
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)
....................... USD 1,169 1,156,389
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
....................... 640 544,640
Elevation CLO Ltd., Series 2013-1A, Class A1R3,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 07/25/38
(a) (b)
........... 2,000 2,000,755
ELFI Graduate Loan Program LLC
(b)
Series 2022-A, Class A, 4.51%, 08/26/47 ... 6,034 5,898,136
Series 2023-A, Class A, 6.37%, 02/04/48 ... 4,642 4,785,423
Elmwood CLO 26 Ltd., Series 2024-1A, Class
C, (3-mo. CME Term SOFR at 2.40% Floor +
2.40%), 6.07%, 04/18/37
(a) (b)
........... 3,700 3,700,000
Elmwood CLO 29 Ltd., Series 2024-5A, Class
AR1, (3-mo. CME Term SOFR at 1.52% Floor
+ 1.52%), 5.19%, 04/20/37
(a) (b)
.......... 1,755 1,755,502
Elmwood CLO IV Ltd., Series 2020-1A, Class
BR, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 5.52%, 04/18/37
(a) (b)
........... 1,000 1,000,000
Enterprise Fleet Financing LLC
(b)
Series 2024-1, Class A3, 5.16%, 09/20/30 .. 338 342,563
Series 2024-3, Class A4, 5.06%, 03/20/31 .. 713 723,384
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b) (e)
.... CAD —
(f)
1
FCT Noria
(a)(d)
Series 2021-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 3.44%, 10/25/49 . EUR 154 177,552
Series 2025-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 0.90%), 2.84%, 07/25/43 . 400 460,899
Series 2025-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.15%), 3.09%, 07/25/43 . 200 230,401
Series 2025-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.34%, 07/25/43 . 100 115,322
Series 2025-1, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.75%), 4.69%, 07/25/43 . 100 115,739
FIGRE Trust
(a)(b)
Series 2025-HE3, Class A, 5.56%, 05/25/55 . USD 3,274 3,285,156
Series 2026-HE2, Class A, 5.05%, 01/25/56 . 1,520 1,507,438
Finance Ireland Auto Receivables No.2 DAC
(a)(d)
Series 2, Class A, (1-mo. EURIBOR at 0.00%
Floor + 0.68%), 2.62%, 11/14/34 ...... EUR 2,581 2,986,027
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 2.84%, 11/14/34 ...... 195 225,487
First Mobility SARL, Series 2025-1, Class B,
(1-mo. EURIBOR at 0.00% Floor + 0.90%),
2.84%, 10/14/32
(a) (d)
................. 300 345,367
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 10/19/37
(a) (b)
........... USD 1,805 1,805,652

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Flatiron CLO 23 LLC, Series 2023-1A, Class AR,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.91%, 04/17/36
(a) (b)
........... USD 1,705 $ 1,703,944
FNA 8 LLC, Series 2025-1, Class A, 5.62%,
03/15/45
(a) (b)
...................... 1,676 1,668,946
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
....................... 101 94,198
Fortuna Consumer Loan ABS DAC
(a)(d)
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.35%), 3.30%, 02/18/34 . EUR 132 153,445
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.25%, 02/18/34 . 88 103,069
Series 2024-2, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 3.25%, 10/18/34 . 73 85,017
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.60%, 10/18/34 . 73 85,049
Series 2024-2, Class E, (1-mo. EURIBOR at
0.00% Floor + 4.10%), 6.05%, 10/18/34 . 293 343,159
Series 2025-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.70%), 2.65%, 04/18/35 . 1,600 1,849,942
Series 2026-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 0.00%, 10/18/37 . 100 115,426
Series 2026-1, Class E, (1-mo. EURIBOR at
0.00% Floor + 3.50%), 0.00%, 10/18/37 . 300 345,377
Foundation Finance Trust
(b)
Series 2021-2A, Class A, 2.19%, 01/15/42 .. USD 606 577,118
Series 2024-1A, Class A, 5.50%, 12/15/49 .. 2,664 2,715,412
Series 2024-1A, Class B, 5.95%, 12/15/49 .. 380 388,000
Series 2025-3A, Class A, 4.56%, 08/15/52 .. 1,187 1,178,151
Series 2025-3A, Class B, 4.87%, 08/15/52 .. 932 923,603
FS Rialto Issuer LLC, Series 2026-FL11, Class
A, (1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.13%, 01/19/44
(a) (b)
........... 3,719 3,707,018
FTA Consumo Santander
(a)(d)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 3.33%, 07/20/38 ...... EUR 128 148,080
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.68%, 07/20/38 ...... 128 147,934
GAMMA Sociedade de Titularizacao de Creditos
SA Consumer Totta 3
(a)(d)
Series 3, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.50%), 3.53%, 10/25/35 ...... 92 105,741
Series 3, Class D, (3-mo. EURIBOR at 0.00%
Floor + 2.65%), 4.68%, 10/25/35 ...... 92 105,744
Garnet CLO 2 Ltd., Series 2025-2A, Class A,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.43%, 10/20/38
(a) (b)
........... USD 5,380 5,384,360
Golden Bar Securitisation SRL
(a)(d)
Series 2024-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.61%, 09/22/43 . EUR 201 233,372
Series 2025-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.00%), 3.12%, 12/20/44 . 484 559,067
Series 2025-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.25%), 3.37%, 12/20/44 . 197 227,208
Series 2025-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.90%), 4.02%, 12/20/44 . 93 107,764
Series 2025-2, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.20%), 3.32%, 12/22/44 . 135 155,976
Series 2025-2, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.60%), 3.72%, 12/22/44 . 116 134,261
Golden Ray SA Compartment 1
(a)(d)
Series 1, Class A2, (1-mo. EURIBOR at
0.00% Floor + 0.80%), 2.75%, 12/27/57 . 413 476,696
Series 1, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.50%), 3.45%, 12/27/57 ...... 100 114,849
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 8 Ltd.,
Series 2020-8A, Class ARR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.15%), 4.82%,
10/20/34
(a) (b)
...................... USD 1,945 $ 1,941,631
Goldman Home Improvement Trust Issuer Trust
(b)
Series 2021-GRN2, Class A, 1.15%, 06/25/51 542 533,044
Series 2022-GRN2, Class A, 6.80%, 10/25/52 941 962,194
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.01%,
10/20/37
(a) (b)
...................... 250 250,067
Golub Capital Partners CLO 66B Ltd., Series
2023-66A, Class AR, (3-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.12%, 07/25/38
(a) (b)
2,210 2,211,776
GoodLeap Home Improvement Solutions Trust
(b)
Series 2024-1A, Class A, 5.35%, 10/20/46 .. 2,021 2,036,464
Series 2025-1A, Class A, 5.38%, 02/20/49 .. 1,770 1,775,359
Series 2025-2A, Class A, 5.32%, 06/20/49 .. 3,300 3,318,518
Series 2025-2A, Class B, 5.98%, 06/20/49 .. 331 334,463
Series 2025-3A, Class A, 5.00%, 10/20/49 .. 2,497 2,485,713
GreenSky Home Improvement Issuer Trust
(b)
Series 2024-2, Class A4, 5.15%, 10/27/59 .. 440 442,242
Series 2025-1A, Class A2, 5.12%, 03/25/60 . 831 832,637
Series 2025-2A, Class A4, 4.89%, 06/25/60 . 1,313 1,311,603
GreenSky Home Improvement Trust, Series
2024-1, Class A2, 5.88%, 06/25/59
(b)
...... 225 225,668
Henley CLO VII DAC, Series 7X, Class ARR,
(3-mo. EURIBOR at 1.24% Floor + 1.24%),
3.23%, 04/25/39
(a) (d)
................. EUR 490 564,711
Hermitage 2024 plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.33%, 04/21/33 ................. GBP 66 87,730
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
7.63%, 04/21/33 ................. 68 90,930
Hermitage plc
(a)(d)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.35%),
6.08%, 04/21/33 ................. 42 55,387
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.10%),
4.83%, 04/21/33 ................. 332 438,704
Higley Park CLO Ltd., Series 2025-1A, Class B1,
(3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.32%, 07/24/38
(a) (b)
........... USD 600 599,544
Hill FL BV
(a)(d)
Series 2024-1FL, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.06%, 02/18/32 EUR 119 138,092
Series 2024-1FL, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.05%), 4.01%, 02/18/32 60 69,314
Series 2024-1FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.20%), 5.16%, 02/18/32 60 69,313
Series 2024-2FL, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.72%), 2.68%, 10/18/32 429 495,186
Series 2024-2FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.95%), 3.91%, 10/18/32 80 91,693
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
5.41%, 10/19/42
(a) (b)
................. USD 4,840 4,836,681
KKR CLO 27 Ltd., Series 27A, Class A1R2,
(3-mo. CME Term SOFR at 1.11% Floor +
1.11%), 4.78%, 01/15/35
(a) (b)
........... 3,690 3,684,524

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Koromo Italy Compartment 2., Series 2, Class A,
(1-mo. EURIBOR at 0.00% Floor + 0.68%),
2.64%, 02/26/32
(a) (d)
................. EUR 1,515 $ 1,750,574
Latitude Australia Credit Card Master Trust
(a)(d)
Series 2025-1, Class B, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.40%), 5.45%, 11/23/37 ...... AUD 500 344,961
Series 2026-1, Class D, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.85%), 1.00%, 09/22/38 ...... 500 343,833
LendingClub Structured Loan Certificate Issuer
Trust, Series 2025-P16, Class A, 5.19%,
12/15/32
(b)
....................... USD 1,594 1,593,043
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%, 07/20/47 . 1,385 1,151,780
Series 2021-1GS, Class A, 2.29%, 01/20/48 . 2,099 1,737,309
Series 2021-2GS, Class A, 2.22%, 03/20/48 . 4,303 3,388,321
London Cards No. 2 plc
(a)(d)
Series 2, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.40%), 5.13%,
03/28/34 ...................... GBP 381 506,756
Series 2, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 2.50%), 6.23%,
03/28/34 ...................... 130 173,005
Series 2, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 3.45%), 7.18%,
03/28/34 ...................... 117 156,863
Series 2, Class E, (Sterling Overnight Index
Average at 0.00% Floor + 5.50%), 9.23%,
03/28/34 ...................... 135 182,006
London Cards No. 3 plc, Series 3X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 2.00%), 5.73%, 12/15/35
(a) (d)
...... 609 805,181
LT Autorahoitus V DAC, Series 5, Class B, (1-mo.
EURIBOR at 0.00% Floor + 0.90%), 2.86%,
05/18/35
(a) (d)
...................... EUR 400 462,107
LT Rahoitus DAC
(a)(d)
Series 6, Class A, (1-mo. EURIBOR at 0.00%
Floor + 0.54%), 2.49%, 07/18/36 ...... 1,476 1,706,992
Series 6, Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 2.85%, 07/18/36 ...... 200 230,930
Lyra Music Assets Delaware LP, Series 2025-1A,
Class A2, 5.60%, 09/20/65
(b)
........... USD 1,165 1,172,116
M&T Bank RV Trust, Series 2026-1A, Class A,
4.35%, 01/15/46
(b)
.................. 2,087 2,063,811
M&T Equipment Notes, Series 2025-1A, Class
A2, 4.70%, 12/16/27
(b)
............... 793 795,850
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 4.95%, 07/27/34
(a) (b)
. 2,365 2,364,339
Marzio Finance SRL, Series 2024-14, Class A,
(1-mo. EURIBOR at 0.00% Floor + 0.88%),
2.79%, 05/28/49
(a) (d)
................. EUR 278 322,282
Metro Finance Trust
(a)(d)
Series 2024-1, Class A, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.25%), 5.20%, 09/17/30 ...... AUD 3,552 2,457,617
Series 2025-1, Class A, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.17%), 5.12%, 10/15/31 ...... 4,838 3,345,132
Series 2025-1, Class B, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.55%), 5.50%, 10/15/31 ...... 610 421,686
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MF1 LLC, Series 2026-FL21, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.03%, 02/18/41
(a) (b)
................. USD 6,900 $ 6,874,344
Mila BV
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.45%), 3.39%, 09/16/41 . EUR 72 83,344
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 3.94%, 09/16/41 . 72 83,455
Mill City Solar Loan Ltd., Series 2019-2GS, Class
A, 3.69%, 07/20/43
(b)
................ USD 5,977 5,409,540
MMAF Equipment Finance LLC, Series 2024-A,
Class A3, 4.95%, 07/14/31
(b)
........... 1,796 1,812,807
Mosaic Solar Loan Trust
(b)
Series 2019-2A, Class A, 2.88%, 09/20/40 .. 156 138,005
Series 2020-2A, Class B, 2.21%, 08/20/46 .. 630 509,998
Series 2021-1A, Class B, 2.05%, 12/20/46 .. 414 323,583
Series 2022-1A, Class B, 3.16%, 01/20/53 .. 3,143 2,164,034
Series 2022-2A, Class A, 4.38%, 01/21/53 .. 350 324,338
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. CME Term SOFR
at 0.00% Floor + 1.01%), 4.69%, 11/15/68
(a) (b)
439 438,055
Navient Private Education Refi Loan Trust
(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68 . 437 432,840
Series 2019-EA, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.03%), 4.71%,
05/15/68
(a)
..................... 1,858 1,858,376
Series 2019-GA, Class A, 2.40%, 10/15/68 . 261 254,729
Series 2020-IA, Class A1B, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 4.79%,
04/15/69
(a)
..................... 3,666 3,645,935
Series 2021-DA, Class A, (US Prime Rate at
0.00% Floor - 1.99%), 4.76%, 04/15/60
(a)
. 4,742 4,623,859
Navient Student Loan Trust
(b)
Series 2018-EA, Class A2, 4.00%, 12/15/59 . 11 11,257
Series 2023-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.70%), 5.37%,
03/15/72
(a)
..................... 1,592 1,600,390
Navistar Financial Dealer Note Master Owner
Trust, Series 2024-1, Class A, 5.59%,
04/25/29
(b)
....................... 4,294 4,297,653
Nelnet Student Loan Trust
(b)
Series 2021-A, Class D, 4.93%, 04/20/62 .. 1,150 1,048,671
Series 2021-BA, Class AFL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.89%), 4.57%,
04/20/62
(a)
..................... 3,999 3,989,349
Series 2021-BA, Class AFX, 1.42%, 04/20/62 3,243 3,072,435
Series 2021-CA, Class AFL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.85%), 4.53%,
04/20/62
(a)
..................... 4,451 4,428,641
Series 2023-PL1A, Class A1B, 7.15%,
11/25/53 ...................... 1,972 2,021,408
Series 2025-1A, Class A1, (SOFR 30 day
Average at 0.00% Floor + 0.75%), 4.41%,
10/25/33
(a)
..................... 5,050 5,049,607
Series 2025-AA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.10%), 4.77%,
03/15/57
(a)
..................... 3,210 3,201,969
Series 2025-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.02%,
05/17/55
(a)
..................... 3,737 3,755,283
Series 2025-BA, Class D, 6.04%, 05/17/55 . 1,425 1,401,702
Series 2025-CA, Class A1B, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 5.02%,
06/22/65
(a)
..................... 10,102 10,173,208

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Newbridge Park CLO DAC, Series 1X, Class A,
(3-mo. EURIBOR at 1.22% Floor + 1.22%),
3.42%, 04/15/40
(a) (d)
................. EUR 756 $ 873,823
Newday Funding
(a)(d)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.18%),
4.91%, 03/15/32 ................. GBP 534 709,102
Series 2024-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.38%, 03/15/32 ................. 208 276,282
Series 2024-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.13%, 03/15/32 ................. 147 195,890
Newday Funding Master Issuer plc
(a)(d)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 07/15/32 ................. 132 175,428
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 07/15/32 ................. 154 204,369
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
6.38%, 07/15/32 ................. 331 441,554
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.33%, 11/15/32 ................. 184 244,308
Series 2025-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.85%),
4.58%, 04/15/33 ................. 2,000 2,646,935
Series 2025-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
4.53%, 07/15/33 ................. 1,593 2,105,798
Series 2025-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
4.78%, 07/15/33 ................. 507 669,658
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 07/15/33 ................. 195 257,321
Series 2026-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
1.00%, 03/15/34 ................. 100 132,266
Noria DE
(a)(d)
Series 2024-DE1, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.65%), 3.59%, 02/25/43 EUR 73 84,099
Series 2024-DE1, Class E, (1-mo. EURIBOR
at 0.00% Floor + 3.55%), 5.49%, 02/25/43 73 84,675
Series 2024-DE1, Class F, (1-mo. EURIBOR
at 0.00% Floor + 4.50%), 6.44%, 02/25/43 73 84,223
Oaktree CLO Ltd., Series 2019-3A, Class A1R2,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.26%, 01/20/38
(a) (b)
........... USD 1,000 1,000,624
OCP CLO Ltd., Series 2020-18A, Class A1R2,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.04%, 07/20/37
(a) (b)
........... 2,500 2,501,099
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 4.99%, 01/20/38
(a) (b)
...... 1,500 1,500,450
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class A1R2, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 4.95%, 07/19/38
(a) (b)
. 515 514,993
OHS Issuer LLC, Series 2026-1, Class A2,
5.98%, 02/25/61
(b)
.................. 1,800 1,765,248
Pagaya AI Technology in Housing Trust, Series
2023-1, Class A, 3.60%, 10/25/40
(b)
...... 4,911 4,747,283
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd., Series 2024-
3A, Class A2R, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.81%, 08/08/32
(a) (b)
. USD 3,225 $ 3,212,418
Panorama Auto Trust
(a)(d)
Series 2025-1, Class A, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 0.97%), 4.92%, 03/15/33 ...... AUD 2,433 1,677,610
Series 2026-1, Class C, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.50%), 5.62%, 03/15/34 ...... 500 344,006
Park Blue CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%), 5.15%,
04/20/37 ...................... USD 1,070 1,071,150
Series 2025-9A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 6.08%,
10/20/38 ...................... 1,500 1,504,333
Pavillion Consumer plc, Series 2025-1X, Class
B, (Sterling Overnight Index Average at 0.00%
Floor + 1.20%), 4.93%, 01/25/36
(a) (d)
...... GBP 1,272 1,679,185
PCL Funding IX plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
4.63%, 07/16/29 ................. 636 842,981
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
5.03%, 07/16/29 ................. 140 185,777
Peace Park CLO Ltd., Series 2021-1A, Class
AR, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 4.92%, 10/20/38
(a) (b)
........... USD 3,870 3,866,043
Penta CLO 17 DAC, Series 2024-17X, Class AR,
(3-mo. EURIBOR at 1.21% Floor + 1.21%),
3.23%, 02/15/39
(a) (d)
................. EUR 950 1,092,074
PFS Financing Corp.
(b)
  5.54%, 10/16/28
(e)
................. USD 2,000 2,008,200
Series 2024-D, Class A, 5.34%, 04/15/29 ... 2,087 2,109,991
Pikes Peak CLO 11 Ltd., Series 2022-11A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 07/25/37
(a) (b)
........... 3,000 3,001,314
Pikes Peak CLO 16 Ltd., Series 2024-16A, Class
A1, (3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.13%, 07/25/37
(a) (b)
........... 2,000 2,000,449
Pikes Peak CLO 6, Series 2020-6A, Class DRR,
(3-mo. CME Term SOFR at 2.50% Floor +
2.50%), 6.16%, 05/18/34
(a) (b)
........... 1,285 1,227,244
Planet Fitness Master Issuer LLC, Series 2025-
1A, Class A2II, 5.65%, 12/06/55
(b)
........ 1,249 1,233,054
Point Broadband Funding LLC
(b)
Series 2025-1A, Class A2, 5.34%, 07/20/55 . 758 758,558
Series 2025-1A, Class C, 8.16%, 07/20/55 .. 964 982,594
Pony SA
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 3.14%, 01/14/33 . EUR 82 94,881
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.59%, 01/14/33 . 82 95,257
Post CLO Ltd., Series 2021-1A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.27%, 10/15/34
(a) (b)
................. USD 3,000 2,997,065
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. CME Term SOFR at 0.00% Floor +
1.36%), 5.04%, 07/25/51
(a) (b)
........... 494 492,730
Progress Residential Trust, Series 2021-SFR10,
Class A, 2.39%, 12/17/40
(b)
............ 2,933 2,775,919

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
PRPM Issuer LLC, Series 2026-CRE1, Class
A, (1-mo. CME Term SOFR at 1.67% Floor +
1.67%), 5.35%, 03/19/43
(a) (b)
........... USD 3,020 $ 3,010,490
QTS Issuer ABS II LLC
(b)
Series 2025-1A, Class A2, 5.04%, 10/05/55 . 4,330 4,241,311
Series 2026-1A, Class A2, 5.36%, 01/05/56 . 3,409 3,331,656
Series 2026-1A, Class B, 6.73%, 01/05/56 .. 1,095 1,083,731
Series 2026-4A, Class A2, 5.70%, 03/05/56 . 3,448 3,422,005
Quarzo SRL
(a)(d)
Series 2024-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.30%), 4.45%, 06/15/41 . EUR 60 69,445
Series 2024-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.70%), 5.85%, 06/15/41 . 60 69,323
Series 2025-1, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.81%), 2.96%, 03/15/42 . 2,118 2,451,526
RCKT Mortgage Trust
(b)
Series 2023-CES3, Class A1A, 7.11%,
11/25/43
(a)
..................... USD 1,079 1,086,713
Series 2024-CES1, Class A1A, 6.02%,
02/25/44
(a)
..................... 5,220 5,241,105
Series 2024-CES5, Class A2, 6.04%,
08/25/44
(c)
..................... 2,380 2,395,298
Series 2025-CES4, Class A1A, 5.81%,
04/25/55
(c)
..................... 3,909 3,937,941
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 01/25/38
(a) (b)
........... 2,180 2,180,627
Regatta 36 Funding Ltd., Series 2026-1A, Class
D1, (3-mo. CME Term SOFR at 3.00% Floor +
3.00%), 0.00%, 04/15/39
(a) (b)
........... 250 250,000
Regatta VIII Funding Ltd., Series 2017-1A, Class
A1R, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.55%), 5.22%, 04/17/37
(a) (b)
.......... 1,110 1,110,519
Regatta XVIII Funding Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR at 1.16%
Floor + 1.16%), 4.83%, 04/15/38
(a) (b)
...... 575 573,684
Regional Management Issuance Trust, Series
2024-2, Class A, 5.11%, 12/15/33
(b)
....... 915 918,511
Republic Finance Issuance Trust, Series 2024-A,
Class A, 5.91%, 08/20/32
(b)
............ 3,670 3,683,725
RevoCar UG, Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor + 0.56%), 2.48%,
02/21/37
(a) (d)
...................... EUR 334 386,746
RMIT Cash Management LLC, Series 2021-3,
Class A, 3.88%, 10/17/33
(b) (e)
........... USD 4,470 4,391,775
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.45%), 5.12%,
10/20/30 ...................... —
(f)
300
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 5.10%,
07/20/34 ...................... 10,750 10,751,994
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.61% Floor + 1.61%), 5.28%,
04/20/37 ...................... 5,000 5,001,625
RR 32 Ltd., Series 2024-32RA, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 10/15/39
(a) (b)
........... 1,355 1,355,491
RR 36 Ltd., Series 2024-36RA, Class A1R,
(3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.96%, 01/15/40
(a) (b)
........... 1,750 1,750,012
RR 43 Ltd., Series 2026-43A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.35%, 10/15/39
(a) (b)
................. 1,190 1,186,746
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sagard-HalseyPoint CLO 10 Ltd., Series 2025-
10A, Class A1, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 10/20/38
(a) (b)
. USD 2,750 $ 2,752,376
SAIF Securitization Trust, Series 2026-CES1,
Class A1A, 5.40%, 02/25/56
(b) (c)
......... 1,895 1,893,734
Santander Consumo 10 FT
(a)(d)
Series 10, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.74%, 05/22/41 . EUR 300 346,768
Series 10, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.90%), 4.14%, 05/22/41 . 300 346,767
Santander Drive Auto Receivables Trust, Series
2023-5, Class A3, 6.02%, 09/15/28 ....... USD 783 783,087
Satus plc
(a)(d)
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
4.98%, 01/17/31 ................. GBP 141 186,683
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.05%),
5.78%, 01/17/31 ................. 137 180,767
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.30%),
7.03%, 01/17/31 ................. 100 131,043
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 5.30%),
9.03%, 01/17/31 ................. 100 132,159
SC Germany SA Compartment Consumer
(a)(d)
Series 2020-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.75%), 3.69%, 11/14/34 . EUR 325 375,434
Series 2020-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.50%), 4.44%, 11/14/34 . 133 154,034
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.65%), 2.59%, 01/14/38 . 518 599,165
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 2.94%, 01/14/38 . 256 295,444
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 3.24%, 01/14/38 . 426 491,696
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.34%, 05/14/38 . 100 115,658
Series 2024-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.64%, 05/14/38 . 100 115,825
Series 2025-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 0.95%), 2.89%, 12/14/38 . 1,000 1,150,771
Service Experts Issuer LLC
(b)
Series 2021-1A, Class A, 2.67%, 02/02/32 .. USD 385 379,072
Series 2024-1A, Class A, 6.39%, 11/20/35 .. 510 520,638
Sesac Finance LLC, Series 2025-1, Class A2,
5.50%, 07/25/55
(b)
.................. 1,625 1,592,952
Signal Peak CLO 12 Ltd., Series 2022-12A,
Class A1R, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.07%, 07/18/37
(a) (b)
...... 540 540,394
Signal Peak CLO 3 Ltd., Series 2016-3A, Class
AR3, (3-mo. CME Term SOFR at 1.59% Floor
+ 1.59%), 5.26%, 01/23/37
(a) (b)
.......... 800 800,356
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 4.88%, 04/15/38
(a) (b)
........... 1,000 998,676
Sixth Street CLO XX Ltd., Series 2021-20A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.32%, 07/17/38
(a) (b)
...... 1,000 1,001,250
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (3-mo. CME Term
SOFR at 0.00% Floor + 0.66%), 4.34%,
06/15/33 ...................... 100 99,833

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2005-A, Class A4, (3-mo. CME Term
SOFR at 0.00% Floor + 0.57%), 4.25%,
12/15/38 ...................... USD 2,422 $ 2,400,961
Series 2005-B, Class A4, (3-mo. CME Term
SOFR at 0.00% Floor + 0.59%), 4.27%,
06/15/39 ...................... 2,383 2,335,975
Series 2007-A, Class A4A, (3-mo. CME Term
SOFR at 0.00% Floor + 0.50%), 4.18%,
12/16/41 ...................... 1,381 1,362,649
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term SOFR at
0.00% Floor + 4.86%), 8.54%, 10/15/41
(a) (b)
. 9,329 9,785,239
SLM Student Loan Trust, Series 2013-4, Class
A, (SOFR 30 day Average at 0.00% Floor +
0.66%), 4.33%, 06/25/43
(a)
............ 2,256 2,225,390
SMB Private Education Loan Trust
(b)
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 0.94%), 4.62%,
09/15/37
(a)
..................... 338 337,720
Series 2021-A, Class APL, (1M Sofr FWD +
0.84%), 4.50%, 01/15/53
(a)
.......... 6,805 6,742,474
Series 2021-C, Class APT1, 1.39%, 01/15/53 2,941 2,695,926
Series 2021-C, Class D, 3.93%, 01/15/53 .. 134 119,706
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class A, 4.80%, 02/27/34 ... 1,101 1,103,363
Series 2026-B, Class A, 4.40%, 02/25/36 ... 1,761 1,760,845
Series 2026-B, Class B, 4.90%, 02/25/36 ... 1,760 1,758,089
Series 2026-B, Class C, 5.20%, 02/25/36 .. 1,680 1,677,745
Series 2026-B, Class D, 5.56%, 02/25/36 .. 1,649 1,647,067
SoFi Personal Loan Trust
(b)
Series 2023-1,  0.00%, 10/15/30
(g)
....... 47 621,168
Series 2023-1A, Class A, 6.00%, 11/12/30 .. 376 377,711
Series 2024-1A, Class A, 6.06%, 02/12/31 .. 734 734,872
SoFi Professional Loan Program LLC, Series
2019-A, Class A2FX, 3.69%, 06/15/48
(b)
... 509 506,486
SoFi Professional Loan Program Trust
(b)
Series 2018-C, Class A2FX, 3.59%, 01/25/48 252 250,815
Series 2021-A, Class AFX, 1.03%, 08/17/43 . 356 316,715
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1R, (3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 4.95%, 01/25/32
(a) (b)
...... 4,181 4,181,179
SpringCastle America Funding LLC, Series 2020-
AA, Class A, 1.97%, 09/25/37
(b)
......... 1,889 1,779,995
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
............ 330 331,271
Summit Issuer LLC, Series 2025-1A, Class A2,
5.21%, 11/20/55
(b)
.................. 2,607 2,600,455
Sunrise Spv 95 SRL, Series 2024-1, Class A1,
(1-mo. EURIBOR at 0.00% Floor + 0.80%),
2.75%, 03/27/49
(a) (d)
................. EUR 170 197,173
Sunrise Spv 98 Srl
(a)(d)
Series 2026-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.25%), 3.27%, 04/27/51 . 375 433,468
Series 2026-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 3.52%, 04/27/51 . 173 199,970
Series 2026-1, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.85%), 4.87%, 04/27/51 . 183 211,531
TAGUS - Sociedade de Titularizacao de Creditos
SA
(a)(d)
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.80%), 3.75%, 10/27/42 ...... 70 81,222
Series 2, Class C, (1-mo. EURIBOR at 0.00%
Floor + 2.60%), 4.55%, 10/27/42 ...... 70 81,515
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 2.85%), 4.77%, 09/23/38 ...... 267 303,523
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 4.00%), 5.95%, 10/27/42 ...... EUR 70 $ 81,634
Series 3, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.40%), 3.35%, 10/27/43 ...... 100 115,398
Series 3, Class C, (1-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.60%, 10/27/43 ...... 100 115,398
Series 3, Class D, (1-mo. EURIBOR at 0.00%
Floor + 3.00%), 4.95%, 10/27/43 ...... 200 230,752
Series 3, Class E, (1-mo. EURIBOR at 0.00%
Floor + 4.40%), 6.35%, 10/27/43 ...... 200 231,203
Series 6, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.20%), 3.33%, 12/25/39 ...... 400 462,962
TCW CLO Ltd., Series 2023-1A, Class A1R,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.05%, 03/31/38
(a) (b)
........... USD 825 825,306
TICP CLO XI Ltd., Series 2018-11A, Class AR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 5.20%, 04/25/37
(a) (b)
........... 1,420 1,420,599
Tikehau US CLO IV Ltd., Series 2023-1A, Class
C1R, (3-mo. CME Term SOFR at 2.30% Floor
+ 2.30%), 5.97%, 03/15/38
(a) (b)
.......... 1,000 1,003,250
Trestles CLO III Ltd., Series 2020-3A, Class X,
(3-mo. CME Term SOFR at 1.00% Floor +
1.00%), 4.67%, 10/20/37
(a) (b)
........... 634 634,281
Trinitas CLO XII Ltd.
(a)(b)
Series 2020-12A, Class A1R2, (3-mo. CME
Term SOFR at 1.05% Floor + 1.05%),
4.72%, 04/25/33 ................. 1,666 1,666,313
Series 2020-12A, Class B1R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.22%, 04/25/33 ................. 3,500 3,493,309
UPG HI Issuer Trust, Series 2025-2, Class A,
5.00%, 09/25/47
(b)
.................. 1,202 1,194,609
Upgrade Master Pass-Thru Trust
(b)
Series 2025-ST4, Class A, 5.50%, 08/16/32 . 718 719,530
Series 2025-ST5, Class A, 4.79%, 09/15/32 . 4,399 4,402,669
Series 2025-ST6, Class A, 4.61%, 10/15/32 . 2,075 2,075,037
Series 2025-ST7, Class A, 4.55%, 11/15/32 . 1,640 1,640,579
Series 2025-ST7, Class B, 4.98%, 11/15/32 . 927 926,548
Series 2025-ST8, Class D, 5.91%, 12/15/33 . 642 638,474
Series 2026-ST1, Class A, 4.24%, 03/15/34 . 1,347 1,344,514
UPX HIL Issuer Trust, Series 2025-1, Class A,
5.16%, 01/25/47
(b)
.................. 1,597 1,590,447
US Bank NA, Series 2026-RVM1, Class B1,
4.96%, 12/25/46
(b)
.................. 2,921 2,907,407
Vantage Data Centers Germany Borrower Lux
SARL, Series 2025-1X, Class A2, 4.29%,
06/28/50
(d)
....................... EUR 822 937,872
Vantage Data Centers Issuer LLC, Series 2025-
2A, Class A2, 5.24%, 11/15/55
(b)
......... USD 1,613 1,588,524
Vantage Data Centers Jersey Borrower Spv Ltd.,
Series 2024-1X, 6.17%, 05/28/39
(d)
....... GBP 867 1,150,104
VB-S1 Issuer LLC, Series 2026-1A, Class F,
6.84%, 03/15/56
(b)
.................. USD 2,142 2,151,041
Velocity plc
(a)(d)
Series 2026-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.28%, 02/25/37 ................. GBP 100 132,363
Series 2026-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.80%),
5.53%, 02/25/37 ................. 100 132,362
Series 2026-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.20%),
6.93%, 02/25/37 ................. 100 132,363

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Venture 31 CLO Ltd., Series 2018-31A, Class
A1, (3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 4.96%, 04/20/31
(a) (b)
........... USD 271 $ 270,985
Vista Point Securitization Trust
(b)(c)
Series 2024-CES1, Class A2, 6.84%,
05/25/54 ...................... 2,370 2,402,960
Series 2024-CES1, Class A3, 7.18%,
05/25/54 ...................... 1,192 1,211,096
Voya Euro CLO III DAC, Series 3X, Class AR,
(3-mo. EURIBOR at 1.25% Floor + 1.25%),
3.19%, 03/16/38
(a) (d)
................. EUR 310 356,702
Warwick Capital CLO 6 Ltd., Series 2025-6A,
Class A1, (3-mo. CME Term SOFR at 1.43%
Floor + 1.43%), 5.10%, 07/20/38
(a) (b)
...... USD 825 825,481
Whitebox CLO I Ltd., Series 2019-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.18%
Floor + 1.18%), 4.85%, 01/24/37
(a) (b)
...... 4,450 4,440,652
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 10/24/37
(a) (b)
...... 760 760,472
Youni Italy SRL
(a)(d)
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.88%), 2.82%, 04/25/34 . EUR 269 311,510
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.64%, 04/25/34 . 74 85,605
Total Asset-Backed Securities — 12 .8%
(Cost: $ 520,291,188 ) .............................. 516,008,432
Corporate Bonds
Aerospace & Defense — 1.2%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 137 139,439
ATI, Inc.
5.88% , 12/01/27 ................... 1,774 1,773,657
4.88% , 10/01/29 ................... 77 75,973
7.25% , 08/15/30 ................... 426 441,749
Boeing Co. (The)
6.30% , 05/01/29 ................... 5,045 5,296,420
5.15% , 05/01/30 ................... 2,982 3,031,919
Bombardier, Inc.
(b)
8.75% , 11/15/30 ................... 2,117 2,251,518
7.25% , 07/01/31 ................... 175 183,386
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 444 431,711
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................. 2,000 1,989,862
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 355 357,176
Honeywell Aerospace, Inc., 4.30%, 03/16/31
(b)
. 4,420 4,372,196
L3Harris Technologies, Inc., 4.40%, 06/15/28 .. 901 901,558
Lockheed Martin Corp., 5.10%, 11/15/27 ..... 989 1,005,913
Moog, Inc.
(b)
4.25% , 12/15/27 ................... 16 15,991
5.50% , 10/15/34 ................... 114 114,358
RTX Corp.
2.65% , 11/01/26 ................... 1,150 1,140,807
3.50% , 03/15/27 ................... 2,522 2,504,088
3.13% , 05/04/27 ................... 5,802 5,726,991
4.13% , 11/16/28 ................... 6,351 6,324,338
5.75% , 01/15/29 ................... 900 933,663
2.25% , 07/01/30 ................... 340 310,845
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 882 892,707
6.38% , 03/01/29 ................... 4,159 4,236,619
6.63% , 03/01/32 ................... 1,031 1,051,486
6.38% , 05/31/33 ................... 232 230,763
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.13% , 07/31/34 ................... USD 1,113 $ 1,094,683
46,829,816
Air Freight & Logistics — 0.0%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ........ 103 105,732
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 53 55,125
160,857
Automobile Components — 0.2%
American Axle & Manufacturing, Inc., 6.38%,
10/15/32
(b)
...................... 141 139,554
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29 ... 4,075 4,154,405
Clarios Global LP
(b)
6.75% , 05/15/28 ................... 781 788,600
6.75% , 02/15/30 ................... 756 773,010
4.75% , 06/15/31 ................... EUR 205 232,653
Cyprium Corp., 6.13%, 04/15/31
(b)
......... USD 186 183,362
Dana, Inc.
4.25% , 09/01/30 ................... 27 25,543
4.50% , 02/15/32 ................... 44 41,061
Goodyear Tire & Rubber Co. (The), 6.63%,
07/15/30 ....................... 174 170,151
Icahn Enterprises LP
5.25% , 05/15/27 ................... 2,119 2,076,424
9.75% , 01/15/29 ................... 56 55,056
4.38% , 02/01/29 ................... 128 109,230
10.00% , 11/15/29
(b)
................. 409 402,926
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... 267 266,050
9,418,025
Automobiles — 0.1%
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(b)
...................... 512 492,053
Nissan Motor Co. Ltd.
(b)
7.75% , 07/17/32 ................... 920 931,587
8.13% , 07/17/35 ................... 480 493,844
Stellantis NV, 3.38%, 11/19/28
(d)
.......... EUR 2,300 2,620,596
4,538,080
Banks — 9.4%
Bank of America Corp.
(a)
(1-day SOFR + 1.34%), 5.93% , 09/15/27 .. USD 18,162 18,288,087
Series FIX , (1-day SOFR + 0.83%), 4.98% ,
01/24/29 ...................... 4,583 4,618,706
(1-day SOFR + 1.11%), 4.62% , 05/09/29 .. 17,994 18,072,229
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 305 290,189
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ...................... 895 882,686
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31 ...................... 6,459 6,582,056
(1-day SOFR + 0.87%), 4.46% , 02/06/32 .. 6,229 6,151,041
(1-day SOFR + 1.32%), 2.69% , 04/22/32 .. 3,369 3,053,050
Citibank NA
4.58% , 05/29/27 ................... 4,808 4,827,128
5.80% , 09/29/28 ................... 663 688,454
4.91% , 05/29/30 ................... 3,712 3,769,869
Citigroup, Inc.
3.20% , 10/21/26 ................... 9,984 9,928,998
(1-day SOFR + 1.14%), 4.64% , 05/07/28
(a)
. 15,767 15,793,083
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28
(a)
..................... 5,000 4,925,600
(3-mo. CME Term SOFR + 1.45%), 4.08% ,
04/23/29
(a)
..................... 1,954 1,939,626
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(a)
. 8,354 8,482,782
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(a)
..................... 5,090 5,007,849
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
. 8,815 8,784,415
(1-day SOFR + 1.46%), 4.95% , 05/07/31
(a)
. 12,134 12,212,647

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.17%), 4.50% , 09/11/31
(a)
. USD 8,023 $ 7,931,811
Fifth Third Bancorp, (1-day SOFR + 0.95%),
4.57%, 04/29/32
(a)
................. 2,285 2,239,872
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.77%), 1.47% , 09/22/27 .. 2,330 2,298,115
(1-day SOFR + 1.33%), 6.07% , 10/22/27 .. 9,500 9,590,568
(1-day SOFR + 0.93%), 4.98% , 07/22/28 .. 18,135 18,256,893
(1-day SOFR + 0.80%), 4.92% , 01/24/29 .. 10,987 11,080,575
(1-day SOFR + 1.02%), 2.07% , 06/01/29 .. 1,200 1,141,794
(1-day SOFR + 1.45%), 5.30% , 07/24/29 .. 3,020 3,076,362
(1-day SOFR + 1.31%), 5.01% , 01/23/30 .. 4,254 4,313,516
(3-mo. CME Term SOFR + 1.42%), 3.70% ,
05/06/30 ...................... 15,870 15,476,908
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 8,045 8,159,214
(1-day SOFR + 1.01%), 5.14% , 01/24/31 .. 10,129 10,314,374
(1-day SOFR + 1.44%), 5.10% , 04/22/31 .. 1,484 1,510,945
(1-day SOFR + 0.93%), 4.26% , 10/22/31 .. 5,025 4,946,511
(1-day SOFR + 0.84%), 4.35% , 01/22/32 .. 3,425 3,376,664
(1-day SOFR + 1.07%), 1.95% , 02/04/32 .. 4,580 4,032,678
KeyCorp, (SOFR Index + 1.23%), 5.12%,
04/04/31
(a)
...................... 187 188,845
Morgan Stanley Bank NA, (1-day SOFR +
0.93%), 4.97%, 07/14/28
(a)
............ 17,587 17,691,312
Morgan Stanley Private Bank NA
(a)
(1-day SOFR + 0.77%), 4.47% , 07/06/28 .. 10,000 9,999,629
(1-day SOFR + 0.78%), 4.20% , 11/17/28 .. 2,965 2,954,732
(1-day SOFR + 1.08%), 4.73% , 07/18/31 .. 13,844 13,801,119
(1-day SOFR + 1.02%), 4.47% , 11/19/31 .. 3,950 3,888,700
PNC Bank NA, (1-day SOFR + 0.63%), 4.54%,
05/13/27
(a)
...................... 11,240 11,240,448
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 .. 3,943 3,952,933
(1-day SOFR + 0.86%), 1.89% , 06/07/29 .. 1,317 1,246,463
(1-day SOFR + 1.62%), 5.44% , 01/24/30 .. 1,627 1,665,330
Wells Fargo & Co.
(a)
Series W , (1-day SOFR + 0.78%), 4.90% ,
01/24/28 ...................... 946 949,431
(1-day SOFR + 1.07%), 5.71% , 04/22/28 .. 16,506 16,718,918
(1-day SOFR + 1.37%), 4.97% , 04/23/29 .. 8,903 8,980,196
(1-day SOFR + 1.74%), 5.57% , 07/25/29 .. 4,410 4,511,309
(1-day SOFR + 0.88%), 4.08% , 09/15/29 .. 9,960 9,850,428
(1-day SOFR + 0.74%), 4.18% , 01/23/30 .. 3,370 3,340,141
(3-mo. CME Term SOFR + 1.43%), 2.88% ,
10/30/30 ...................... 4,150 3,915,438
(1-day SOFR + 1.50%), 5.15% , 04/23/31 .. 4,136 4,206,667
Westpac Banking Corp., 4.18%, 05/22/28
(b)
... 17,040 17,083,968
378,231,302
Biotechnology — 0.5%
AbbVie, Inc.
4.80% , 03/15/29 ................... 2,864 2,910,015
3.20% , 11/21/29 ................... 636 613,146
4.88% , 03/15/30 ................... 1,783 1,818,569
4.13% , 03/15/31 ................... 2,225 2,192,713
Amgen, Inc.
2.20% , 02/21/27 ................... 1,323 1,298,836
5.15% , 03/02/28 ................... 5,257 5,334,039
1.65% , 08/15/28 ................... 817 770,340
4.05% , 08/18/29 ................... 3,680 3,645,547
5.25% , 03/02/30 ................... 208 213,582
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34
(b)
321 316,043
Genmab A/S, 6.25%, 12/15/32
(b)
.......... 201 206,071
19,318,901
Security
Par (000)
Par (000) Value
Broadline Retail — 0.4%
Amazon.com, Inc., 4.00%, 03/13/29 ....... USD 13,380 $ 13,312,365
Getty Images, Inc., 10.50%, 11/15/30
(b)
...... 127 113,896
Match Group Holdings II LLC
(b)
4.63% , 06/01/28 ................... 812 793,840
4.13% , 08/01/30 ................... 47 43,556
3.63% , 10/01/31 ................... 19 16,893
Rakuten Group, Inc., 9.75%, 04/15/29
(b)
..... 400 426,239
14,706,789
Building Products — 0.3%
(b)
Advanced Drainage Systems, Inc.
6.38% , 06/15/30 ................... 427 430,710
5.38% , 03/01/34 ................... 490 476,829
EMRLD Borrower LP
6.63% , 12/15/30 ................... 3,289 3,345,107
6.75% , 07/15/31 ................... 735 755,915
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28 ....................... 111 109,357
Quikrete Holdings, Inc., 6.38%, 03/01/32 .... 1,849 1,874,891
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ....................... 1,170 1,161,176
Standard Building Solutions, Inc., 6.50%,
08/15/32 ....................... 1,054 1,054,545
Standard Industries, Inc.
4.75% , 01/15/28 ................... 1,647 1,628,029
4.38% , 07/15/30 ................... 605 570,252
11,406,811
Capital Markets — 4.7%
Deutsche Bank AG
(a)
(1-day SOFR + 1.21%), 5.37% , 01/10/29 .. 6,177 6,248,136
(1-day SOFR + 2.51%), 6.82% , 11/20/29 .. 699 733,928
(1-day SOFR + 1.10%), 4.47% , 12/10/31 .. 930 914,407
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
146 144,999
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 0.82%), 1.54% , 09/10/27 ... 10,630 10,492,236
(1-day SOFR + 0.91%), 1.95% , 10/21/27 .. 13,057 12,878,798
(1-day SOFR + 1.11%), 2.64% , 02/24/28 .. 1,348 1,326,279
(1-day SOFR + 1.32%), 4.94% , 04/23/28 .. 10,550 10,601,544
(1-day SOFR + 0.71%), 4.15% , 01/21/29 .. 8,790 8,735,761
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29 ...................... 3,000 2,983,072
(1-day SOFR + 0.90%), 4.15% , 10/21/29 .. 12,750 12,631,026
(1-day SOFR + 1.77%), 6.48% , 10/24/29 .. 1,390 1,454,141
(1-day SOFR + 1.27%), 5.73% , 04/25/30 .. 177 182,609
(1-day SOFR + 1.21%), 5.05% , 07/23/30 .. 12,717 12,870,207
(1-day SOFR + 1.58%), 5.22% , 04/23/31 .. 11,792 11,990,873
(1-day SOFR + 1.06%), 4.37% , 10/21/31 .. 8,540 8,373,694
(1-day SOFR + 0.96%), 4.52% , 01/21/32 .. 5,000 4,924,210
Morgan Stanley
3.95% , 04/23/27 ................... 6,690 6,650,350
(SOFR 6 Month + 1.00%), 2.48% , 01/21/28
(a)
4,791 4,715,907
(1-day SOFR + 1.38%), 4.99% , 04/12/29
(a)
. 13,689 13,814,499
(1-day SOFR + 0.80%), 4.24% , 01/09/30
(a)
. 3,170 3,138,010
(1-day SOFR + 1.45%), 5.17% , 01/16/30
(a)
. 3,570 3,620,211
(1-day SOFR + 1.26%), 5.66% , 04/18/30
(a)
. 8,499 8,743,103
(1-day SOFR + 1.22%), 5.04% , 07/19/30
(a)
. 10,557 10,679,117
(1-day SOFR + 1.10%), 4.65% , 10/18/30
(a)
. 3,520 3,518,548
(1-day SOFR + 1.51%), 5.19% , 04/17/31
(a)
. 2,335 2,369,775
(1-day SOFR + 0.95%), 4.49% , 01/16/32
(a)
. 4,725 4,645,565
(1-day SOFR + 1.20%), 4.71% , 03/12/32
(a)
. 3,770 3,744,616
Osaic Holdings, Inc., 6.75%, 08/01/32
(b)
..... 380 380,048
UBS Group AG
(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49% ,
08/10/27
(a)
..................... 8,065 7,978,073

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.28% , 01/09/28 ................... USD 875 $ 871,833
(1-day SOFR + 1.06%), 4.40% , 09/23/31
(a)
. 1,770 1,737,676
(1-day SOFR + 1.05%), 4.59% , 08/10/32
(a)
. 3,460 3,400,760
187,494,011
Chemicals — 0.3%
Axalta Coating Systems LLC, 4.75%, 06/15/27
(b)
666 661,494
Celanese US Holdings LLC, 7.00%, 02/15/31 .. 28 28,750
Chemours Co. (The)
(b)
5.75% , 11/15/28 ................... 342 338,623
4.63% , 11/15/29 ................... 319 299,144
7.88% , 03/15/34 ................... 201 200,941
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 1,931 1,880,085
FMC Corp.
3.45% , 10/01/29 ................... 157 140,239
4.50% , 10/01/49 ................... 46 28,466
6.38% , 05/18/53 ................... 33 24,864
LYB International Finance III LLC, 5.13%,
01/15/31 ....................... 1,060 1,061,290
Olympus Water US Holding Corp.
(b)
7.25% , 06/15/31 ................... 535 522,536
6.75% , 08/01/32 ................... 1,200 1,142,789
7.25% , 02/15/33 ................... 1,000 954,101
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
... 611 599,239
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 . 23 22,484
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 231 225,310
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 ................... 955 878,332
7.38% , 03/01/31 ................... 532 533,373
6.63% , 08/15/32 ................... 811 790,202
7.00% , 08/01/33 ................... 275 267,073
10,599,335
Commercial Services & Supplies — 0.4%
(b)
ADT Security Corp. (The), 5.88%, 10/15/33 ... 313 303,143
Allied Universal Holdco LLC
4.63% , 06/01/28 ................... 1,355 1,323,305
6.88% , 06/15/30 ................... 1,355 1,373,539
7.88% , 02/15/31 ................... 4,148 4,277,480
Aramark Services, Inc., 5.00%, 02/01/28 ..... 610 606,400
Brink's Co. (The), 6.50%, 06/15/29 ........ 258 261,994
Deluxe Corp., 8.13%, 09/15/29 .......... 56 58,133
Garda World Security Corp., 7.75%, 02/15/28 . 2,007 2,041,655
GFL Environmental Holdings US, Inc., 5.50%,
02/01/34 ....................... 421 412,915
GFL Environmental, Inc.
4.00% , 08/01/28 ................... 675 656,182
4.38% , 08/15/29 ................... 45 43,782
6.75% , 01/15/31 ................... 165 170,746
Group Laboratories South Africa Pty. Ltd.
(h)(i)
5.88% , 11/01/28 ................... 263 135,445
9.50% , 11/01/28 ................... 438 225,570
8.63% , 10/01/31 ................... 259 133,385
Luna 1.5 SARL, 10.50%, 07/01/32 ........ EUR 135 165,402
RR Donnelley & Sons Co., 9.50%, 08/01/29 ... USD 659 667,042
Sabre Financial Borrower LLC, 11.13%, 06/15/29 712 728,606
Veritiv Operating Co., 10.50%, 11/30/30 ..... 78 81,061
Waste Pro USA, Inc., 7.00%, 02/01/33 ...... 749 757,427
Williams Scotsman, Inc.
6.63% , 06/15/29 ................... 314 317,531
6.63% , 04/15/30 ................... 379 384,984
15,125,727
Communications Equipment — 0.0%
Motorola Solutions, Inc.
4.60% , 02/23/28 ................... 233 233,892
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
5.00% , 04/15/29 ................... USD 183 $ 185,396
2.30% , 11/15/30 ................... 480 432,649
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
..... 36 33,776
885,713
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 ........... 280 270,128
Brand Industrial Services, Inc., 10.38%, 08/01/30 1,478 1,350,763
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 55 53,349
Weekley Homes LLC, 6.75%, 01/15/34 ...... 185 177,183
1,851,423
Consumer Finance — 1.7%
AerCap Ireland Capital DAC, 4.38%, 11/15/30 . 3,285 3,226,325
Ally Financial, Inc., (SOFR Index + 1.96%),
5.74%, 05/15/29
(a)
................. 1,097 1,114,109
American Express Co., (1-day SOFR + 0.87%),
4.46%, 02/10/32
(a)
................. 3,705 3,666,634
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... 199 205,113
7.25% , 01/15/31 ................... 328 331,178
6.25% , 02/15/34 ................... 108 100,379
Capital One Financial Corp.
3.75% , 03/09/27 ................... 1,171 1,164,108
(1-day SOFR + 0.86%), 1.88% , 11/02/27
(a)
. 4,734 4,655,774
3.80% , 01/31/28 ................... 746 737,239
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(a)
. 731 755,864
(1-day SOFR + 1.91%), 5.70% , 02/01/30
(a)
. 3,143 3,224,454
(1-day SOFR + 1.25%), 4.49% , 09/11/31
(a)
. 3,225 3,166,514
Ford Motor Credit Co. LLC
5.80% , 03/05/27 ................... 5,084 5,112,038
4.95% , 05/28/27 ................... 1,795 1,794,460
7.35% , 11/04/27 ................... 4,112 4,243,779
4.97% , 04/06/29 ................... 3,030 2,992,617
5.88% , 11/07/29 ................... 5,477 5,545,410
General Motors Financial Co., Inc.
5.80% , 01/07/29 ................... 2,385 2,454,620
4.60% , 01/08/31 ................... 2,315 2,281,591
GGAM Finance Ltd.
(b)
8.00% , 06/15/28 ................... 45 46,704
6.88% , 04/15/29 ................... 833 851,530
5.88% , 03/15/30 ................... 312 310,830
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 511 518,512
Navient Corp.
9.38% , 07/25/30 ................... 570 555,661
7.88% , 06/15/32 ................... 376 335,222
OneMain Finance Corp.
3.50% , 01/15/27 ................... 146 143,243
6.63% , 05/15/29 ................... 514 514,499
7.88% , 03/15/30 ................... 1,420 1,465,408
6.13% , 05/15/30 ................... 484 473,275
4.00% , 09/15/30 ................... 13 11,740
7.50% , 05/15/31 ................... 208 209,110
6.75% , 03/15/32 ................... 152 147,476
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
840 845,284
SLM Corp., 3.13%, 11/02/26 ............ 108 107,004
Synchrony Financial
5.15% , 03/19/29 ................... 2,700 2,706,547
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(a)
. 1,685 1,683,346
(SOFR Index + 2.13%), 5.94% , 08/02/30
(a)
. 1,345 1,366,580
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(a)
. 8,035 8,028,347
67,092,524
Consumer Staples Distribution & Retail — 0.1%
(b)
Albertsons Cos., Inc.
5.50% , 03/31/31 ................... 154 152,255

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
5.63% , 03/31/32 ................... USD 133 $ 130,941
5.75% , 03/31/34 ................... 271 265,132
Boots Group Finco LP
5.38% , 08/31/32 ................... EUR 385 442,743
7.38% , 08/31/32 ................... GBP 165 216,892
KeHE Distributors LLC, 9.00%, 02/15/29 ..... USD 96 99,941
Performance Food Group, Inc.
4.25% , 08/01/29 ................... 6 5,764
5.63% , 03/01/34 ................... 571 550,725
US Foods, Inc.
4.75% , 02/15/29 ................... 54 53,282
4.63% , 06/01/30 ................... 35 34,079
1,951,754
Containers & Packaging — 0.2%
Ardagh Group SA
(b)
9.50% , 12/01/30 ................... 166 174,263
12.00% , ( 12.00 % Cash or 6.50 % PIK),
12/01/30
(a) (j)
.................... 200 163,665
Ardagh Metal Packaging Finance USA LLC
(b)
3.25% , 09/01/28 ................... 200 190,215
4.00% , 09/01/29 ................... 200 183,140
6.25% , 01/30/31 ................... 362 358,892
Canpack SA, 2.38%, 11/01/27
(d)
.......... EUR 100 112,056
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... USD 1,275 1,252,131
6.88% , 01/15/30 ................... 416 404,340
6.75% , 04/15/32 ................... 927 877,075
Mauser Packaging Solutions Holding Co., 7.88%,
04/15/30
(b)
...................... 3,668 3,668,000
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... 223 222,442
5.00% , 04/15/29 ................... 36 36,270
Silgan Holdings, Inc., 4.25%, 02/15/31
(b)
..... EUR 280 313,231
Trivium Packaging Finance BV
(b)
6.63% , 07/15/30 ................... 100 116,153
8.25% , 07/15/30 ................... USD 180 188,331
8,260,204
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 45 42,655
Gates Corp., 6.88%, 07/01/29 ........... 190 194,947
Resideo Funding, Inc., 6.50%, 07/15/32 ..... 581 572,446
810,048
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 1,361 1,369,594
Service Corp. International
3.38% , 08/15/30 ................... 4 3,691
4.00% , 05/15/31 ................... 785 731,726
Sotheby's
(b)
7.38% , 10/15/27 ................... 669 665,795
5.88% , 06/01/29 ................... 200 187,772
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 736 752,558
3,711,136
Diversified REITs — 1.6%
Equinix Asia Financing Corp. Pte. Ltd., 4.40%,
03/15/31 ....................... 6,235 6,102,756
Equinix Europe 2 Financing Corp. LLC, 4.60%,
11/15/30 ....................... 4,790 4,745,332
GLP Capital LP
5.75% , 06/01/28 ................... 1,861 1,889,339
5.30% , 01/15/29 ................... 3,518 3,548,512
4.00% , 01/15/30 ................... 2,010 1,929,300
VICI Properties LP
4.50% , 09/01/26
(b)
.................. 5,266 5,259,844
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
4.25% , 12/01/26
(b)
.................. USD 7,154 $ 7,134,448
5.75% , 02/01/27
(b)
.................. 3,780 3,801,755
4.50% , 01/15/28
(b)
.................. 1,090 1,083,559
4.75% , 02/15/28 ................... 7,230 7,236,533
4.75% , 04/01/28 ................... 10,595 10,605,789
4.63% , 12/01/29
(b)
.................. 3,255 3,200,103
4.95% , 02/15/30 ................... 8,687 8,673,106
4.13% , 08/15/30
(b)
.................. 900 861,884
66,072,260
Diversified Telecommunication Services — 0.8%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(b)
.. 731 725,678
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
... 286 294,672
AT&T, Inc.
1.65% , 02/01/28 ................... 3,528 3,361,735
4.35% , 03/01/29 ................... 3,313 3,315,968
Black Pearl Compute LLC, 6.13%, 02/15/31
(b)
.. 748 761,312
CCO Holdings LLC
(b)
5.13% , 05/01/27 ................... 47 46,947
5.38% , 06/01/29 ................... 1,257 1,239,720
6.38% , 09/01/29 ................... 994 997,050
4.75% , 03/01/30 ................... 2,843 2,697,649
4.25% , 02/01/31 ................... 220 200,520
7.38% , 03/01/31 ................... 309 314,554
7.00% , 02/01/33 ................... 468 469,289
7.38% , 02/01/36 ................... 893 889,291
Cipher Compute LLC, 7.13%, 11/15/30
(b)
..... 638 660,986
Flash Compute LLC, 7.25%, 12/31/30
(b)
..... 948 954,438
Frontier Communications Holdings LLC
(b)
5.00% , 05/01/28 ................... 538 537,916
8.75% , 05/15/30 ................... 580 595,130
Level 3 Financing, Inc.
(b)
6.88% , 06/30/33 ................... 1,516 1,543,775
7.00% , 03/31/34 ................... 1,466 1,500,577
8.50% , 01/15/36 ................... 1,662 1,734,150
Maya SAS, 7.00%, 04/15/32
(b)
........... 400 400,479
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
...................... 400 393,643
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(b)
...................... 2,013 1,989,836
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 200 222,737
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
...................... 1,269 1,217,072
Windstream Services LLC
(b)
8.25% , 10/01/31 ................... 2,316 2,420,584
7.50% , 10/15/33 ................... 33 34,308
WULF Compute LLC, 7.75%, 10/15/30
(b)
..... 870 919,312
Zayo Group Holdings, Inc., 6.25%, (6.25% Cash
or 0.50% PIK), 03/09/30
(a) (b) (j)
.......... 1,655 1,645,631
32,084,959
Electric Utilities — 3.3%
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 297 301,346
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(b)
...................... 200 202,248
Duke Energy Carolinas LLC
2.45% , 02/01/30 ................... 1,085 1,009,232
4.85% , 03/15/30 ................... 3,392 3,453,778
Duke Energy Corp.
2.65% , 09/01/26 ................... 7,257 7,206,143
4.85% , 01/05/27 ................... 332 333,474
3.15% , 08/15/27 ................... 1,426 1,404,709
4.30% , 03/15/28 ................... 1,238 1,235,825
4.85% , 01/05/29 ................... 3,971 4,019,669
3.40% , 06/15/29 ................... 2,376 2,300,611
2.45% , 06/01/30 ................... 500 460,696

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Emera US Finance LLC, 4.50%, 04/01/29 .... USD 4,904 $ 4,898,160
Eversource Energy, 4.75%, 05/15/26 ....... 309 309,166
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(c)
............ 3,904 3,872,208
2.65% , 03/01/30 ................... 3,070 2,842,185
Series B , 2.25% , 09/01/30 ............. 2,029 1,828,172
FirstEnergy Pennsylvania Electric Co., 4.55%,
03/15/31
(b)
...................... 2,470 2,461,407
FirstEnergy Transmission LLC
2.87% , 09/15/28
(b)
.................. 1,662 1,597,110
4.55% , 01/15/30 ................... 593 592,071
NextEra Energy Capital Holdings, Inc.
4.63% , 07/15/27 ................... 1,846 1,852,600
4.69% , 09/01/27 ................... 4,382 4,403,140
4.85% , 02/04/28 ................... 1,745 1,761,135
1.90% , 06/15/28 ................... 546 517,741
4.90% , 03/15/29 ................... 553 561,038
5.05% , 03/15/30 ................... 1,280 1,303,713
2.25% , 06/01/30 ................... 549 500,283
NRG Energy, Inc.
2.45% , 12/02/27
(b)
.................. 2,395 2,307,020
5.75% , 01/15/28 ................... 45 45,084
4.73% , 10/15/30
(b)
.................. 2,965 2,936,170
Ohio Edison Co., 4.95%, 12/15/29
(b)
....... 1,576 1,592,006
Pacific Gas & Electric Co.
3.30% , 12/01/27 ................... 7,291 7,139,963
5.55% , 05/15/29 ................... 8,990 9,203,532
4.55% , 07/01/30 ................... 9,858 9,724,385
2.50% , 02/01/31 ................... 4,450 3,988,113
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
217 211,891
PG&E Corp.
5.00% , 07/01/28 ................... 1,000 992,173
5.25% , 07/01/30 ................... 548 540,762
Southern California Edison Co.
5.65% , 10/01/28 ................... 1,058 1,083,800
5.15% , 06/01/29 ................... 264 267,709
Southern Co. (The)
3.25% , 07/01/26 ................... 652 650,759
Series 21-B , 1.75% , 03/15/28 .......... 5,686 5,409,800
5.50% , 03/15/29 ................... 3,736 3,849,389
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
...... 4,409 4,378,248
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 1,355 1,359,096
3.70% , 01/30/27 ................... 2,565 2,541,530
5.63% , 02/15/27 ................... 102 102,000
4.30% , 10/15/28 ................... 4,040 3,991,583
4.30% , 07/15/29 ................... 8,134 7,993,672
4.60% , 10/15/30 ................... 4,830 4,734,316
4.70% , 01/31/31 ................... 4,705 4,629,247
7.75% , 10/15/31 ................... 160 167,597
VoltaGrid LLC, 7.38%, 11/01/30
(b)
......... 1,502 1,551,279
XPLR Infrastructure Operating Partners LP
(b)
8.38% , 01/15/31 ................... 733 771,630
8.63% , 03/15/33 ................... 307 324,320
7.75% , 04/15/34 ................... 69 71,260
133,786,194
Electrical Equipment — 0.2%
Eaton Corp., 4.20%, 03/06/31 ........... 1,735 1,709,897
GE Vernova, Inc., 4.25%, 02/04/31 ........ 4,865 4,809,732
Sensata Technologies BV, 4.00%, 04/15/29
(b)
.. 211 203,607
6,723,236
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.1%
Jabil, Inc., 4.20%, 02/01/29 ............. USD 3,155 $ 3,116,726
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
. 2,022 1,933,706
5,050,432
Energy Equipment & Services — 0.2%
Archrock Partners LP, 6.25%, 04/01/28
(b)
..... 472 472,000
Archrock Services LP, 6.00%, 02/01/34
(b)
.... 328 324,741
Baker Hughes Holdings LLC, 4.35%, 06/15/31 . 4,660 4,598,902
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. 50 52,822
Enerflex, Inc., 6.88%, 01/15/31
(b)
......... 42 42,883
Kodiak Gas Services LLC
(b)
7.25% , 02/15/29 ................... 489 506,631
5.88% , 04/01/31 ................... 446 448,209
6.75% , 10/01/35 ................... 65 66,034
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
.... 155 158,665
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 43 44,272
Oceaneering International, Inc., 6.00%, 02/01/28 32 32,130
Star Holding LLC, 8.75%, 08/01/31
(b)
....... 234 237,401
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 191 203,478
Transocean International Ltd.
(b)
8.75% , 02/15/30 ................... 95 99,026
7.88% , 10/15/32 ................... 195 208,358
USA Compression Partners LP, 7.13%,
03/15/29
(b)
...................... 661 676,320
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 174 180,297
Vallourec SACA, 7.50%, 04/15/32
(b)
........ 823 862,515
9,214,684
Entertainment — 0.3%
Discovery Global Holdings, Inc., 5.05%, 03/15/42 1,168 769,485
Live Nation Entertainment, Inc.
(b)
4.75% , 10/15/27 ................... 243 241,490
3.75% , 01/15/28 ................... 345 336,455
Netflix, Inc.
4.88% , 04/15/28 ................... 2,330 2,360,551
5.88% , 11/15/28 ................... 2,903 3,020,171
4.88% , 06/15/30
(b)
.................. 2,613 2,650,333
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... 28 21,849
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(b) (c)
..................... 90 82,575
Warnermedia Holdings, Inc.
3.76% , 03/15/27 ................... 1,784 1,762,128
4.28% , 03/15/32 ................... 394 348,690
11,593,727
Financial Services — 0.8%
Block, Inc.
2.75% , 06/01/26 ................... 556 553,465
5.63% , 08/15/30
(b)
.................. 317 315,248
6.50% , 05/15/32 ................... 8 8,073
CrossCountry Intermediate HoldCo LLC
(b)
6.50% , 10/01/30 ................... 105 100,079
6.75% , 12/01/32 ................... 43 40,461
Fidelity National Information Services, Inc.,
4.45%, 03/10/28 .................. 9,690 9,662,872
Freedom Mortgage Holdings LLC
(b)
6.88% , 05/01/31 ................... 58 54,225
9.13% , 05/15/31 ................... 437 444,210
8.38% , 04/01/32 ................... 25 24,592
Global Payments, Inc.
4.80% , 04/01/26 ................... 3,082 3,082,000
2.15% , 01/15/27 ................... 613 601,868
4.45% , 06/01/28 ................... 424 420,474
4.88% , 11/15/30 ................... 2,576 2,529,737
Midcap Financial Issuer Trust, 6.50%, 05/01/28
(b)
400 388,154
National Rural Utilities Cooperative Finance
Corp., 4.75%, 02/07/28 .............. 1,057 1,064,825

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
NTT Finance Corp.
(b)
4.57% , 07/16/27 ................... USD 1,439 $ 1,442,276
4.37% , 07/27/27 ................... 3,470 3,471,754
4.62% , 07/16/28 ................... 3,018 3,029,473
4.88% , 07/16/30 ................... 689 693,356
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... 109 111,503
7.13% , 11/15/30 ................... 504 500,862
6.88% , 05/15/32 ................... 565 545,221
Rocket Cos., Inc.
(b)
6.50% , 08/01/29 ................... 1,209 1,222,608
6.13% , 08/01/30 ................... 1,727 1,742,935
7.13% , 02/01/32 ................... 27 27,830
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.... 255 252,242
Shift4 Payments LLC, 5.50%, 05/15/33
(b)
.... EUR 250 272,421
UWM Holdings LLC
(b)
6.63% , 02/01/30 ................... USD 563 531,006
6.25% , 03/15/31 ................... 547 498,145
WEX, Inc., 6.50%, 03/15/33
(b)
........... 308 301,708
33,933,623
Food Products — 0.1%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ........ 50 49,235
Chobani LLC, 4.63%, 11/15/28 ........... 1,474 1,448,981
Darling Global Finance BV, 4.50%, 07/15/32 .. EUR 170 195,524
Fiesta Purchaser, Inc., 7.88%, 03/01/31 ..... USD 50 50,903
Lamb Weston Holdings, Inc.
4.88% , 05/15/28 ................... 240 237,184
4.13% , 01/31/30 ................... 1,264 1,203,387
Post Holdings, Inc.
4.63% , 04/15/30 ................... 190 182,401
4.50% , 09/15/31 ................... 1,391 1,293,368
6.25% , 10/15/34 ................... 354 346,639
Simmons Foods, Inc., 4.63%, 03/01/29 ..... 97 93,351
5,100,973
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.50%, 06/01/30
(b)
.... 131 138,784
Ferrellgas LP, 9.25%, 01/15/31
(b)
......... 183 190,675
Spire, Inc., 4.60%, 09/01/31 ............ 3,300 3,260,857
3,590,316
Ground Transportation — 1.1%
Albion Financing 1 SARL, 7.00%, 05/21/30
(b)
.. 1,042 1,064,963
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. 511 517,107
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 65 57,035
Norfolk Southern Corp., 2.90%, 06/15/26 .... 1,660 1,655,743
RXO, Inc., 6.38%, 05/15/31
(b)
............ 111 106,505
Ryder System, Inc.
1.75% , 09/01/26 ................... 777 768,202
2.85% , 03/01/27 ................... 5,131 5,059,729
4.30% , 06/15/27 ................... 267 266,455
5.25% , 06/01/28 ................... 537 545,572
5.38% , 03/15/29 ................... 354 362,266
5.00% , 03/15/30 ................... 1,462 1,478,115
Uber Technologies, Inc.
4.50% , 08/15/29
(b)
.................. 17,815 17,664,073
4.30% , 01/15/30 ................... 5,745 5,696,598
4.15% , 01/15/31 ................... 8,112 7,931,865
Watco Cos. LLC, 7.13%, 08/01/32
(b)
....... 86 88,323
43,262,551
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 4.00%, 03/15/31 ...... 3,240 3,188,672
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 ................... 1,684 1,643,607
3.88% , 11/01/29 ................... 11 10,320
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
.... USD 2,115 $ 2,183,738
Hologic, Inc., 3.25%, 02/15/29
(b)
.......... 12 11,979
Medline Borrower LP
(b)
6.25% , 04/01/29 ................... 1,029 1,048,533
5.25% , 10/01/29 ................... 1,990 1,972,475
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
110 113,627
Teleflex, Inc., 4.25%, 06/01/28
(b)
.......... 501 487,173
10,660,124
Health Care Providers & Services — 1.9%
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 320 316,456
Community Health Systems, Inc.
(b)
6.00% , 01/15/29 ................... 135 133,481
5.25% , 05/15/30 ................... 1,592 1,500,432
4.75% , 02/15/31 ................... 280 258,139
9.75% , 01/15/34 ................... 189 196,157
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 471 486,950
Elevance Health, Inc.
3.65% , 12/01/27 ................... 2,986 2,951,703
4.10% , 03/01/28 ................... 3,043 3,022,711
4.00% , 09/15/28 ................... 586 580,911
5.15% , 06/15/29 ................... 181 184,384
4.75% , 02/15/30 ................... 1,286 1,294,266
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
100 87,606
HCA, Inc.
5.25% , 06/15/26 ................... 9,751 9,756,635
5.00% , 03/01/28 ................... 11,022 11,130,088
5.20% , 06/01/28 ................... 11,399 11,570,498
5.88% , 02/01/29 ................... 4,110 4,229,948
4.13% , 06/15/29 ................... 1,107 1,091,696
5.25% , 03/01/30 ................... 7,824 7,984,195
3.50% , 09/01/30 ................... 6,984 6,632,294
4.30% , 11/15/30 ................... 4,390 4,317,487
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 623 602,744
Humana, Inc.
3.70% , 03/23/29 ................... 952 925,362
5.38% , 04/15/31 ................... 690 697,416
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 25 26,438
11.00% , 10/15/30 .................. 1,710 1,839,053
8.38% , 02/15/32 ................... 888 948,315
Molina Healthcare, Inc.
(b)
3.88% , 11/15/30 ................... 154 137,681
6.50% , 02/15/31 ................... 324 318,526
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 129 133,773
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 859 889,925
Tenet Healthcare Corp.
6.13% , 06/15/30 ................... 241 242,567
6.75% , 05/15/31 ................... 1,559 1,593,505
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
287 277,256
76,358,598
Health Care REITs — 0.0%
(b)
Diversified Healthcare Trust, 7.25%, 10/15/30 . 141 142,211
MPT Operating Partnership LP, 8.50%, 02/15/32 805 816,119
958,330
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
5.00% , 05/15/27 ................... 723 720,267
6.25% , 06/01/32 ................... 832 844,888
1,565,155

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs — 0.1%
(b)
Park Intermediate Holdings LLC, 7.00%,
02/01/30 ....................... USD 382 $ 386,677
Pebblebrook Hotel LP, 6.38%, 10/15/29 ..... 71 71,129
RHP Hotel Properties LP
7.25% , 07/15/28 ................... 384 392,058
4.50% , 02/15/29 ................... 913 885,059
6.50% , 04/01/32 ................... 706 718,790
5.75% , 03/15/34 ................... 484 477,637
RLJ Lodging Trust LP, 3.75%, 07/01/26 ..... 192 191,063
Service Properties Trust, 8.63%, 11/15/31 .... 2,014 2,103,265
XHR LP, 6.63%, 05/15/30 .............. 64 64,615
5,290,293
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
3.88% , 01/15/28 ................... 310 303,019
4.38% , 01/15/28 ................... 929 915,986
5.63% , 09/15/29 ................... 100 100,218
4.00% , 10/15/30 ................... 450 422,966
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... 311 301,669
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 ................... 289 277,987
7.00% , 02/15/30 ................... 2,454 2,484,307
6.50% , 02/15/32 ................... 86 84,999
Carnival Corp.
(b)
5.88% , 06/15/31 ................... 325 328,995
5.75% , 08/01/32 ................... 937 936,695
Carnival plc, 4.13%, 07/15/31
(b)
.......... EUR 165 185,688
Churchill Downs, Inc.
(b)
5.50% , 04/01/27 ................... USD 987 985,742
4.75% , 01/15/28 ................... 328 323,578
5.75% , 04/01/30 ................... 1,682 1,663,435
6.75% , 05/01/31 ................... 8 8,150
Fertitta Entertainment LLC, 4.63%, 01/15/29
(b)
. 1,010 965,284
Flutter Treasury DAC, 5.88%, 06/04/31
(b)
.... 600 594,414
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... 135 131,707
Hilton Domestic Operating Co., Inc., 6.13%,
04/01/32
(b)
...................... 1,397 1,417,959
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 343 350,200
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(b)
. 1,488 1,426,620
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................. 600 500,743
MGM Resorts International, 6.13%, 09/15/29 .. 231 232,369
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 189 193,485
NCL Corp. Ltd.
(b)
5.88% , 01/15/31 ................... 545 529,503
6.75% , 02/01/32 ................... 663 657,970
6.25% , 09/15/33 ................... 38 36,873
Rivers Enterprise Borrower LLC, 6.25%,
10/15/30
(b)
...................... 134 133,662
Station Casinos LLC
(b)
4.50% , 02/15/28 ................... 957 937,992
4.63% , 12/01/31 ................... 44 41,082
6.63% , 03/15/32 ................... 295 296,145
Vail Resorts, Inc., 5.63%, 07/15/30
(b)
....... 190 188,428
Viking Cruises Ltd., 9.13%, 07/15/31
(b)
...... 664 700,484
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 51 50,923
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 426 442,279
Wyndham Hotels & Resorts, Inc., 5.63%,
03/01/33
(b)
...................... 133 130,869
Wynn Macau Ltd.
(b)
5.63% , 08/26/28 ................... 1,630 1,602,229
5.13% , 12/15/29 ................... 200 191,210
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... USD 914 $ 902,183
7.13% , 02/15/31 ................... 439 460,179
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
....... 4 3,933
22,442,159
Household Durables — 0.1%
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 23 22,889
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
...................... 369 350,106
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 45 45,724
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 28 28,115
Installed Building Products, Inc., 5.63%,
02/01/34
(b)
...................... 237 231,264
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 ................... 557 550,697
8.38% , 10/01/33 ................... 244 241,290
LGI Homes, Inc., 8.75%, 12/15/28
(b)
........ 49 50,133
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.... 39 37,079
Newell Brands, Inc.
8.50% , 06/01/28
(b)
.................. 224 231,213
6.63% , 09/15/29 ................... 61 59,541
6.38% , 05/15/30 ................... 74 71,034
6.63% , 05/15/32 ................... 94 89,956
Risewell Homes, Inc.
(b)
9.25% , 10/01/29 ................... 100 101,015
8.50% , 11/01/30 ................... 66 64,536
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 ................... 158 151,941
3.88% , 10/15/31 ................... 138 125,463
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 47 48,557
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(b)
...................... 210 210,184
2,710,737
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
...................... 240 236,798
Constellation Energy Generation LLC, 4.40%,
01/15/31 ....................... 4,230 4,174,850
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
.. 56 58,748
TransAlta Corp., 5.88%, 02/01/34
(b)
........ 232 230,439
4,700,835
Insurance — 0.6%
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 ................... 3,105 3,043,077
6.75% , 04/15/28 ................... 227 228,237
7.00% , 01/15/31 ................... 1,508 1,520,836
6.50% , 10/01/31 ................... 60 58,917
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 ................... 47 47,272
4.88% , 06/30/29 ................... 617 591,064
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
199 179,950
Ardonagh Finco Ltd., 7.75%, 02/15/31
(b)
..... 3,452 3,492,447
Asurion LLC
(b)
8.00% , 12/31/32 ................... 988 1,024,999
8.38% , 02/01/34 ................... 834 809,699
Howden UK Refinance plc, 7.25%, 02/15/31
(b)
. 3,105 3,131,147
HUB International Ltd., 7.25%, 06/15/30
(b)
.... 5,029 5,151,728
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30
(b)
................. 447 454,343
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. 3,669 3,681,324
Progressive Corp. (The), 4.60%, 03/26/31 .... 1,255 1,257,866
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
..... 42 40,688
24,713,594

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.2%
Alphabet, Inc., 3.70%, 02/15/29 .......... USD 8,090 $ 8,020,471
Snap, Inc.
(b)
6.88% , 03/01/33 ................... 514 485,355
6.88% , 03/15/34 ................... 306 287,814
8,793,640
IT Services — 0.4%
(b)
Beignet Investor LLC, 6.58%, 05/30/49 ...... 6,660 6,847,520
CoreWeave, Inc., 9.25%, 06/01/30 ........ 355 344,939
Fortress Intermediate 3, Inc., 7.50%, 06/01/31 . 1,226 1,218,458
Gartner, Inc., 4.50%, 07/01/28 ........... 6,645 6,532,938
ION Platform Finance US, Inc.
5.00% , 05/01/28 ................... 184 171,865
7.88% , 09/30/32 ................... 586 453,579
15,569,299
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.... 28 26,535
Thermo Fisher Scientific, Inc., 4.22%, 02/12/31 . 1,200 1,187,393
1,213,928
Machinery — 0.1%
(b)
Chart Industries, Inc., 7.50%, 01/01/30 ...... 1,350 1,402,524
Columbus McKinnon Corp., 7.13%, 02/01/33 .. 184 183,915
CompoSecure Holdings LLC, 5.63%, 02/01/33 . 669 653,580
Esab Corp.
6.25% , 04/15/29 ................... 103 104,534
5.63% , 04/01/31 ................... 473 476,316
LSF12 Helix Parent LLC, 7.13%, 02/01/33 .... 548 527,399
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 ... 79 82,498
Mueller Water Products, Inc., 4.00%, 06/15/29 . 91 87,669
Terex Corp., 5.00%, 05/15/29 ........... 169 166,500
TK Elevator US Newco, Inc., 5.25%, 07/15/27 . 608 606,411
4,291,346
Media — 1.0%
Block Communications, Inc., 10.25%, 03/01/31
(b)
76 69,536
Charter Communications Operating LLC
4.20% , 03/15/28 ................... 9,810 9,724,325
2.25% , 01/15/29 ................... 6,871 6,421,806
5.05% , 03/30/29 ................... 639 642,231
6.10% , 06/01/29 ................... 6,700 6,940,203
Clear Channel Outdoor Holdings, Inc.
(b)
7.88% , 04/01/30 ................... 3,656 3,826,015
7.13% , 02/15/31 ................... 1,478 1,548,494
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 339 338,643
8.88% , 02/01/30 ................... 512 510,861
10.00% , 02/15/31 .................. 1,654 1,688,451
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 202 197,899
Gray Media, Inc., 10.50%, 07/15/29
(b)
....... 262 278,414
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 161 149,947
Neptune Bidco US, Inc.
(b)
9.29% , 04/15/29 ................... 299 299,831
10.38% , 05/15/31 .................. 232 234,090
9.50% , 02/15/33 ................... 356 345,405
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 218 217,486
4.25% , 01/15/29 ................... 1,878 1,810,393
4.63% , 03/15/30 ................... 162 156,302
Sirius XM Radio LLC
(b)
5.00% , 08/01/27 ................... 690 689,037
4.00% , 07/15/28 ................... 35 33,784
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. 200 196,264
Security
Par (000)
Par (000) Value
Media (continued)
Univision Communications, Inc.
(b)
8.00% , 08/15/28 ................... USD 1,824 $ 1,851,346
8.50% , 07/31/31 ................... 448 450,186
9.38% , 08/01/32 ................... 272 280,327
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
. 128 130,995
39,032,271
Metals & Mining — 1.3%
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... 461 479,978
11.50% , 10/01/31 .................. 1,396 1,508,381
Big River Steel LLC, 6.63%, 01/31/29
(b)
..... 1,293 1,290,008
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
..... 149 148,987
Constellium SE
(b)
5.63% , 06/15/28 ................... 637 633,859
3.75% , 04/15/29 ................... 1,751 1,670,041
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 369 365,269
First Quantum Minerals Ltd., 6.38%, 02/15/36
(b)
528 505,193
Freeport Indonesia PT, 4.76%, 04/14/27
(d)
.... 3,625 3,617,315
Glencore Funding LLC
(b)
4.00% , 03/27/27 ................... 8,952 8,912,606
3.88% , 10/27/27 ................... 691 684,002
4.91% , 04/01/28 ................... 8,185 8,246,658
5.40% , 05/08/28 ................... 2,930 2,974,801
6.13% , 10/06/28 ................... 4,402 4,555,705
5.19% , 04/01/30 ................... 8,721 8,841,931
2.50% , 09/01/30 ................... 303 275,531
Kaiser Aluminum Corp., 4.50%, 06/01/31
(b)
... 838 791,689
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 383 395,853
Novelis Corp.
(b)
4.75% , 01/30/30 ................... 373 351,552
6.88% , 01/30/30 ................... 1,451 1,463,582
Steel Dynamics, Inc., 4.00%, 12/15/28 ...... 3,850 3,808,164
51,521,105
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 170 167,087
Starwood Property Trust, Inc.
4.38% , 01/15/27 ................... 44 43,777
7.25% , 04/01/29 ................... 203 209,015
6.00% , 04/15/30 ................... 96 95,814
6.50% , 07/01/30 ................... 202 206,296
6.50% , 10/15/30 ................... 558 565,932
1,287,921
Multi-Utilities — 0.3%
Consumers Energy Co.
4.70% , 01/15/30 ................... 363 366,595
4.50% , 01/15/31 ................... 3,950 3,954,837
Dominion Energy, Inc.
4.25% , 06/01/28 ................... 436 434,308
5.00% , 06/15/30 ................... 2,769 2,806,166
NiSource, Inc., 5.25%, 03/30/28 .......... 700 711,035
Public Service Enterprise Group, Inc.
5.20% , 04/01/29 ................... 297 302,638
4.90% , 03/15/30 ................... 2,687 2,713,665
11,289,244
Oil, Gas & Consumable Fuels — 4.8%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... 227 236,753
Antero Midstream Partners LP
(b)
5.75% , 01/15/28 ................... 48 48,000
5.38% , 06/15/29 ................... 231 230,259
Ascent Resources Utica Holdings LLC, 5.88%,
06/30/29
(b)
...................... 254 253,765
Blue Racer Midstream LLC, 7.00%, 07/15/29
(b)
. 211 217,978

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP
(b)
6.88% , 07/01/29 ................... USD 10 $ 10,292
6.75% , 02/01/30 ................... 40 41,281
California Resources Corp., 7.00%, 01/15/34
(b)
. 115 115,939
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 608 630,870
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 5,254 5,281,123
3.70% , 11/15/29 ................... 6,688 6,497,739
Cheniere Energy Partners LP
4.50% , 10/01/29 ................... 21,066 20,973,857
4.00% , 03/01/31 ................... 7,797 7,484,532
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 335 345,949
CNX Resources Corp., 5.88%, 03/01/34
(b)
.... 272 264,894
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 587 579,458
5.88% , 01/15/30 ................... 8 7,740
CQP Holdco LP, 5.50%, 06/15/31
(b)
........ 750 731,432
Crescent Energy Finance LLC
(b)
9.75% , 10/15/30 ................... 653 698,710
7.63% , 04/01/32 ................... 261 264,870
7.88% , 04/15/32 ................... 22 22,477
CVR Energy, Inc.
(b)
7.50% , 02/15/31 ................... 126 126,941
7.88% , 02/15/34 ................... 84 84,294
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
.. 196 198,448
Diamondback Energy, Inc.
3.50% , 12/01/29 ................... 4,817 4,647,960
5.15% , 01/30/30 ................... 9,497 9,690,343
Enbridge, Inc.
5.25% , 04/05/27 ................... 1,985 2,001,582
3.70% , 07/15/27 ................... 734 727,017
5.30% , 04/05/29 ................... 523 533,764
Energy Transfer LP
4.20% , 04/15/27 ................... 1,344 1,341,099
5.55% , 02/15/28 ................... 2,587 2,636,468
4.95% , 05/15/28 ................... 3,636 3,667,010
6.10% , 12/01/28 ................... 7,120 7,400,206
6.00% , 02/01/29
(b)
.................. 2,011 2,026,682
5.25% , 07/01/29 ................... 3,105 3,172,906
5.20% , 04/01/30 ................... 1,560 1,594,823
3.75% , 05/15/30 ................... 902 871,925
EOG Resources, Inc., 4.40%, 01/15/31 ..... 2,040 2,025,468
EQT Corp.
3.13% , 05/15/26
(b)
.................. 1,078 1,075,831
3.90% , 10/01/27 ................... 2,751 2,717,468
5.70% , 04/01/28 ................... 1,078 1,102,909
4.50% , 01/15/29 ................... 2,539 2,533,062
5.00% , 01/15/29 ................... 5,580 5,613,191
7.00% , 02/01/30
(c)
.................. 3,875 4,145,769
7.50% , 06/01/30 ................... 12,240 13,329,099
4.75% , 01/15/31 ................... 6,505 6,470,748
Expand Energy Corp.
5.38% , 02/01/29 ................... 6,898 6,891,879
5.38% , 03/15/30 ................... 10,874 10,964,369
Genesis Energy LP
8.00% , 05/15/33 ................... 36 37,199
6.75% , 03/15/34
(b)
.................. 505 502,614
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 96 98,181
Hess Midstream Operations LP
(b)
6.50% , 06/01/29 ................... 143 146,078
4.25% , 02/15/30 ................... 95 91,289
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 ................... 120 120,240
5.75% , 02/01/29 ................... 454 447,649
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.00% , 04/15/30 ................... USD 856 $ 833,200
6.25% , 04/15/32 ................... 36 34,842
Infinity Natural Resources LLC, 7.63%,
04/01/31
(b)
...................... 204 205,077
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... 549 533,814
Kinetik Holdings LP, 6.63%, 12/15/28
(b)
...... 36 36,609
Matador Resources Co.
(b)
6.50% , 04/15/32 ................... 224 226,439
6.00% , 04/15/34 ................... 236 234,508
NGL Energy Operating LLC, 8.13%, 02/15/29
(b)
1,077 1,109,469
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... 317 327,985
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 63 64,695
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 163 163,139
5.88% , 07/01/29 ................... 758 758,865
9.88% , 07/15/31 ................... 175 185,726
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 84 86,771
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 88 85,806
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 ................... 5,298 5,307,916
4.20% , 03/15/28 ................... 2,907 2,894,930
4.50% , 05/15/30 ................... 5,900 5,857,164
SM Energy Co.
(b)
8.75% , 07/01/31 ................... 50 52,265
6.63% , 04/15/34 ................... 541 539,471
Sunoco LP, 5.63%, 03/15/31
(b)
........... 115 114,473
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 141 139,807
7.38% , 02/15/29 ................... 449 461,903
Targa Resources Partners LP
5.00% , 01/15/28 ................... 2,324 2,322,641
5.50% , 03/01/30 ................... 2,875 2,901,265
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 51 49,865
TransCanada PipeLines Ltd., 4.25%, 05/15/28 . 463 460,916
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... 3,493 3,776,961
8.38% , 06/01/31 ................... 934 971,337
9.88% , 02/01/32 ................... 854 917,186
Venture Global Plaquemines LNG LLC
(b)
6.13% , 12/15/30 ................... 1,247 1,282,447
7.75% , 05/01/35 ................... 250 280,195
6.75% , 01/15/36 ................... 112 118,625
Viper Energy Partners LLC, 4.90%, 08/01/30 .. 14,215 14,205,618
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 235 238,118
Williams Cos., Inc. (The)
5.30% , 08/15/28 ................... 1,208 1,233,403
4.90% , 03/15/29 ................... 101 102,186
193,088,066
Passenger Airlines — 0.3%
American Airlines, Inc., 5.75%, 04/20/29
(b)
.... 17 16,907
AS Mileage Plan IP Ltd., 5.02%, 10/20/29
(b)
... 7,240 7,166,812
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... 223 210,748
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 198 204,378
United Airlines Holdings, Inc., 5.38%, 03/01/31 . 280 274,209
United Airlines Pass-Through Trust, Series 2020-
1, Class A, 5.88%, 10/15/27 ........... 1,636 1,663,504
United Airlines, Inc., 4.63%, 04/15/29
(b)
...... 1,217 1,194,028
10,730,586

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Personal Care Products — 0.0%
Opal Bidco SAS, 6.50%, 03/31/32
(b)
........ USD 254 $ 254,245
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 347 316,613
570,858
Pharmaceuticals — 0.4%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 3,400 3,481,070
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
185 190,448
Bausch Health Cos., Inc.
(b)
4.88% , 06/01/28 ................... 13 11,904
11.00% , 09/30/28 .................. 107 109,144
Merck & Co., Inc., 4.15%, 03/15/31 ........ 2,850 2,818,146
Novartis Capital Corp., 4.40%, 03/18/31 ..... 2,415 2,414,481
Organon & Co., 4.13%, 04/30/28
(b)
........ 200 194,071
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/28 ....................... 1,858 1,869,027
Pfizer, Inc., 4.20%, 11/15/30 ............ 4,276 4,246,296
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. 385 381,277
15,715,864
Professional Services — 0.2%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
... 147 152,117
CACI International, Inc., 6.38%, 06/15/33
(b)
... 99 100,775
CoreLogic, Inc., 4.50%, 05/01/28
(b)
........ 1,784 1,674,781
KBR, Inc., 4.75%, 09/30/28
(b)
............ 16 15,645
Paychex, Inc., 5.10%, 04/15/30 .......... 7,271 7,336,176
9,279,494
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC
(b)
7.00% , 04/15/30 ................... 84 84,607
9.75% , 04/15/30 ................... 223 236,729
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... 140 148,299
Fantasia Holdings Group Co. Ltd.
(d)(h)(i)
11.88% , 06/01/24 .................. 667 7,504
9.25% , 07/28/24 ................... 667 7,504
9.88% , 10/19/24 ................... 333 2,997
10.88% , 01/09/25 .................. 1,167 13,128
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
88 87,793
Howard Hughes Corp. (The)
(b)
4.38% , 02/01/31 ................... 99 90,887
5.88% , 03/01/32 ................... 132 127,022
6.13% , 03/01/34 ................... 132 126,763
933,233
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
218 213,830
Realty Income Corp.
4.88% , 06/01/26 ................... 351 351,059
3.00% , 01/15/27 ................... 520 514,395
3.25% , 06/15/29 ................... 1,874 1,802,441
2,881,725
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom, Inc.
4.00% , 04/15/29
(b)
.................. 3,583 3,547,465
4.75% , 04/15/29 ................... 365 369,072
5.05% , 07/12/29 ................... 13,583 13,863,828
4.60% , 07/15/30 ................... 2,665 2,678,258
4.20% , 10/15/30 ................... 1,410 1,393,615
4.15% , 11/15/30 ................... 3,381 3,328,230
4.30% , 01/15/31 ................... 1,870 1,853,932
2.45% , 02/15/31 ................... 4,010 3,641,841
Foundry JV Holdco LLC, 5.50%, 01/25/31
(b)
... 4,590 4,686,734
Micron Technology, Inc., 5.30%, 01/15/31 .... 4,880 5,107,972
NXP BV, 3.40%, 05/01/30 .............. 605 575,906
Qnity Electronics, Inc., 5.75%, 08/15/32
(b)
.... 592 592,705
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc., 4.50%, 05/20/30 ....... USD 650 $ 653,790
42,293,348
Software — 1.5%
AppLovin Corp., 5.13%, 12/01/29 ......... 23,688 23,825,445
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 282 269,445
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 840 792,722
4.88% , 07/01/29 ................... 53 45,988
Cloud Software Group, Inc., 6.50%, 03/31/29
(b)
. 3,979 3,881,794
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 464 453,218
Fair Isaac Corp., 4.00%, 06/15/28
(b)
........ 200 194,085
Gen Digital, Inc., 6.75%, 09/30/27
(b)
........ 181 181,183
Oak-Eagle AcquireCo, Inc.
(b)
7.25% , 07/01/33 ................... 1,014 1,050,600
8.75% , 07/01/34 ................... 1,082 1,132,737
Oracle Corp.
2.80% , 04/01/27 ................... 1,870 1,837,906
3.25% , 11/15/27 ................... 3,700 3,610,737
4.80% , 08/03/28 ................... 3,082 3,083,309
4.20% , 09/27/29 ................... 2,313 2,241,603
2.95% , 04/01/30 ................... 3,141 2,867,221
4.45% , 09/26/30 ................... 3,280 3,160,875
4.95% , 02/04/31 ................... 7,555 7,392,113
Salesforce, Inc., 4.90%, 09/15/31 ......... 3,790 3,784,632
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
.. 1,308 1,308,880
UKG, Inc., 6.88%, 02/01/31
(b)
............ 629 614,732
VMware LLC, 1.80%, 08/15/28 ........... 136 128,059
61,857,284
Specialized REITs — 1.6%
American Tower Corp.
3.55% , 07/15/27 ................... 6,349 6,281,034
3.60% , 01/15/28 ................... 6,128 6,036,546
5.50% , 03/15/28 ................... 844 858,717
5.20% , 02/15/29 ................... 4,529 4,605,764
3.95% , 03/15/29 ................... 2,804 2,757,625
3.80% , 08/15/29 ................... 4,000 3,904,166
5.00% , 01/31/30 ................... 900 910,490
4.90% , 03/15/30 ................... 4,790 4,833,252
Crown Castle, Inc.
1.05% , 07/15/26 ................... 3,027 2,997,981
3.65% , 09/01/27 ................... 3,135 3,097,480
Equinix, Inc.
2.90% , 11/18/26 ................... 3,386 3,355,165
1.80% , 07/15/27 ................... 6,942 6,706,993
1.55% , 03/15/28 ................... 1,929 1,826,041
3.20% , 11/18/29 ................... 13,080 12,453,372
2.15% , 07/15/30 ................... 779 700,105
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 ................... 1,431 1,458,491
5.25% , 07/15/30 ................... 352 341,988
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 ................... 534 533,834
6.25% , 09/15/32 ................... 448 439,760
SBA Communications Corp., 3.13%, 02/01/29 . 495 469,048
64,567,852
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
.. 156 158,035
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 6 5,892
4.75% , 03/01/30 ................... 91 87,692
Carvana Co., 9.00%, (9.00% Cash or 14.00%
PIK), 06/01/31
(b) (j)
................. 1,317 1,423,726
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. 70 70,469
LBM Acquisition LLC, 9.50%, 06/15/31
(b)
..... 149 129,696

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
...................... USD 806 $ 784,324
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 162 158,749
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(b)
.. 471 458,516
Staples, Inc., 10.75%, 09/01/29
(b)
......... 96 88,783
3,365,882
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC, 4.50%, 02/15/31 ..... 2,900 2,865,721
Hewlett Packard Enterprise Co., 4.60%, 03/23/29 4,410 4,405,948
Seagate Data Storage Technology Pte. Ltd.
(b)
8.25% , 12/15/29 ................... 420 441,079
5.88% , 07/15/30 ................... 231 234,798
8.50% , 07/15/31 ................... 245 256,869
5.75% , 12/01/34 ................... 73 72,726
8,277,141
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Beach Acquisition Bidco LLC, 5.25%, 07/15/32 . EUR 365 404,627
Crocs, Inc., 4.25%, 03/15/29 ............ USD 122 117,098
Levi Strauss & Co.
4.00% , 08/15/30 ................... EUR 115 132,037
3.50% , 03/01/31 ................... USD 121 110,791
764,553
Tobacco — 1.9%
Altria Group, Inc.
2.63% , 09/16/26 ................... 2,202 2,187,160
6.20% , 11/01/28 ................... 6,163 6,427,953
4.80% , 02/14/29 ................... 6,256 6,306,595
3.40% , 05/06/30 ................... 848 810,365
4.50% , 08/06/30 ................... 4,096 4,078,301
BAT Capital Corp.
3.22% , 09/06/26 ................... 3,673 3,653,761
3.56% , 08/15/27 ................... 8,327 8,235,618
2.26% , 03/25/28 ................... 412 395,438
6.34% , 08/02/30 ................... 5,672 6,054,745
5.83% , 02/20/31 ................... 2,771 2,899,791
BAT International Finance plc
4.45% , 03/16/28 ................... 3,019 3,020,205
5.93% , 02/02/29 ................... 6,963 7,223,306
Philip Morris International, Inc.
4.88% , 02/15/28 ................... 6,991 7,062,520
3.13% , 03/02/28 ................... 1,448 1,418,303
3.88% , 10/27/28 ................... 1,913 1,896,799
5.13% , 02/15/30 ................... 2,710 2,765,125
4.38% , 04/30/30 ................... 3,762 3,741,899
4.00% , 10/29/30 ................... 4,513 4,417,375
5.13% , 02/13/31 ................... 3,300 3,375,160
75,970,419
Trading Companies & Distributors — 0.2%
(b)
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... 252 251,911
7.88% , 12/01/30 ................... 765 798,809
7.00% , 05/01/31 ................... 2,992 3,067,189
Herc Holdings, Inc.
6.63% , 06/15/29 ................... 705 716,581
7.00% , 06/15/30 ................... 505 517,812
5.75% , 03/15/31 ................... 163 160,533
QXO Building Products, Inc., 6.75%, 04/30/32 . 1,564 1,595,266
WESCO Distribution, Inc.
5.25% , 04/15/31 ................... 181 179,919
6.63% , 03/15/32 ................... 410 419,647
5.50% , 04/15/34 ................... 287 282,652
7,990,319
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.8%
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... USD 200 $ 210,108
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
...................... 988 1,002,620
Maya SAS
(b)
7.00% , 10/15/28 ................... 1,685 1,695,873
8.50% , 04/15/31 ................... 650 680,104
Rogers Communications, Inc., 2.90%, 11/15/26 1,710 1,692,929
T-Mobile USA, Inc.
3.75% , 04/15/27 ................... 4,438 4,410,528
2.05% , 02/15/28 ................... 5,267 5,051,962
4.95% , 03/15/28 ................... 490 495,091
4.85% , 01/15/29 ................... 922 932,681
2.63% , 02/15/29 ................... 2 1,902
3.38% , 04/15/29 ................... 5,165 5,005,520
3.88% , 04/15/30 ................... 11,731 11,424,480
Vmed O2 UK Financing I plc, 4.25%, 01/31/31
(b)
200 171,768
32,775,566
Total Corporate Bonds — 48 .4%
(Cost: $ 1,941,259,569 ) ............................ 1,946,266,180
Floating Rate Loan Interests
Commercial Services & Supplies — 0.0%
LABL, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 6.75%),
10.41%
,
11/03/26
(a)
................. 57 56,704
Total Floating Rate Loan Interests — 0.0%
(Cost: $ 53,549 ) ................................. 56,704
Foreign Agency Obligations
Canada — 0.8%
(b)
CDP Financial, Inc. , 3.88% , 01/22/31 ....... 5,230 5,178,484
CPPIB Capital, Inc. , 3.88% , 02/15/31 ....... 9,560 9,487,198
OMERS Finance Trust , 4.38% , 03/20/30 ..... 5,195 5,250,133
Ontario Teachers' Finance Trust , 4.25% ,
04/25/28 ........................ 13,860 13,941,472
33,857,287
France — 0.3%
Caisse d'Amortissement de la Dette Sociale ,
4.00% , 02/12/31
(b)
.................. 11,055 10,941,496
Total Foreign Agency Obligations — 1 .1%
(Cost: $ 44,727,571 ) ............................... 44,798,783
Foreign Government Obligations
Morocco — 0.1%
Kingdom of Morocco
(b)
2.38% , 12/15/27 ................... 2,536 2,434,940
5.95% , 03/08/28 ................... 964 980,099
3,415,039
Oman — 0.1%
Oman Government Bond , 6.75% , 10/28/27
(b)
.. 3,500 3,594,115
Romania — 0.1%
Romania Government Bond , 3.00% , 02/27/27
(d)
3,700 3,623,225
South Africa — 0.1%
Republic of South Africa , 4.85% , 09/27/27 .... 3,600 3,590,100
Total Foreign Government Obligations — 0 .4%
(Cost: $ 14,323,860 ) ............................... 14,222,479

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development
Authority , Series 2024 , RB , 7.38% , 10/01/29
(b)
USD 1,270 $ 1,338,880
Massachusetts — 0 .1%
Massachusetts Educational Financing Authority ,
Series 2024A , RB , 6.35% , 07/01/49 ...... 2,035 2,112,102
Total Municipal Bonds — 0 .1%
(Cost: $ 3,305,000 ) ............................... 3,450,982
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.2%
A&D Mortgage Trust
(b)
Series 2023-NQM5, Class A1, 7.05%,
11/25/68
(c)
..................... 967 974,483
Series 2026-NQM1, Class A1, 4.91%,
02/25/71
(a)
..................... 1,789 1,772,979
ACRA Trust, Series 2024-NQM1, Class A1,
5.61%, 10/25/64
(b) (c)
................. 3,147 3,154,754
AFG Trust
(a)(d)
Series 2026-1, Class A1L, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 0.95%), 4.79%, 10/10/57 . AUD 3,916 2,687,633
Series 2026-1, Class A2, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.08%), 4.92%, 10/10/57 ...... 848 580,122
Angel Oak Mortgage Trust
(b)(c)
Series 2023-6, Class A1, 6.50%, 12/25/67 .. USD 1,510 1,515,396
Series 2024-1, Class A1, 5.21%, 08/25/68 .. 4,686 4,677,350
Arroyo Mortgage Trust, Series 2022-2, Class A1,
4.95%, 07/25/57
(b) (c)
................. 3,268 3,259,260
Atlas Funding plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.85%),
4.58%, 09/20/61 ................. GBP 376 497,886
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
5.03%, 09/20/61 ................. 100 132,793
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.28%, 09/20/61 ................. 104 138,145
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
5.93%, 09/20/61 ................. 100 134,587
Auburn 15 plc, Series 15, Class A2, (Sterling
Overnight Index Average at 0.00% Floor +
1.10%), 4.83%, 07/20/45
(a) (d)
........... 600 796,280
Banc of America Mortgage Trust, Series 2003-J,
Class 2A1, 5.12%, 11/25/33
(a)
.......... USD 96 85,249
Barclays Mortgage Loan Trust
(b)
Series 2024-NQM1, Class A1, 5.90%,
01/25/64
(c)
..................... 2,982 2,994,632
Series 2025-NQM3, Class A1, 5.64%,
05/25/65
(a)
..................... 2,416 2,426,158
Barley Hill No. 2 plc, Series 2, Class C, (Sterling
Overnight Index Average + 2.55%), 6.28%,
08/27/58
(a) (d)
...................... GBP 520 688,412
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 3.80%, 07/25/34
(a)
............... USD 135 127,841
Bletchley Park Funding plc, Series 2025-1, Class
B, (Sterling Overnight Index Average at 0.00%
Floor + 1.20%), 4.93%, 01/27/70
(a) (d)
...... GBP 416 551,114
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Braccan Mortgage Funding plc
(a)(d)
Series 2025-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.84%),
4.58%, 05/17/67 ................. GBP 1,029 $ 1,362,446
Series 2025-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.10%),
4.84%, 05/17/67 ................. 215 283,925
Series 2026-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
5.18%, 04/17/68 ................. 152 201,186
Series 2026-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.85%),
5.58%, 04/17/68 ................. 105 138,977
BRAVO Residential Funding Trust
(b)
Series 2023-NQM6, Class A1, 6.60%,
09/25/63
(c)
..................... USD 2,720 2,726,443
Series 2023-NQM6, Class A3, 7.06%,
09/25/63
(c)
..................... 1,774 1,778,903
Series 2025-NQM10, Class A1, 4.87%,
09/25/65
(a)
..................... 3,069 3,048,556
Series 2025-NQM3, Class A1, 5.57%,
03/25/65
(c)
..................... 971 975,295
Canada Square Funding plc
(a)(d)
Series 6, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.45%), 5.20%,
01/17/59 ...................... GBP 318 421,170
Series 6, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 1.85%), 5.60%,
01/17/59 ...................... 178 235,272
Castell plc
(a)(d)
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.97%),
4.70%, 01/27/62 ................. 718 952,663
Series 2026-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
1.00%, 12/27/62 ................. 100 132,125
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor and 6.50%
Cap + 1.01%), 4.69%, 07/25/49 ....... USD 538 525,348
Series 2025-11, Class A11, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.30%), 4.96%, 02/25/56 ........... 5,113 5,101,164
Series 2025-2, Class A11, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.20%), 4.86%, 12/25/55 ........... 2,723 2,729,246
Series 2025-3, Class A11, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.30%), 4.96%, 02/25/56 ........... 4,205 4,195,610
Series 2025-5, Class A11, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.50%), 5.16%, 04/25/56 ........... 5,003 5,024,943
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 149 146,643
Series 2005-HYB8, Class 2A1, 4.10%,
12/20/35
(a)
..................... 387 359,033
CIM Trust, Series 2021-R6, Class A1, 1.42%,
07/25/61
(a) (b)
...................... 2,503 2,305,432
Citadel plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.02%),
4.75%, 04/28/60 ................. GBP 565 748,171
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
5.18%, 04/28/60 ................. 100 132,860

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.48%, 04/28/60 ................. GBP 100 $ 132,873
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.45%),
6.18%, 04/28/60 ................. 100 133,623
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.75%),
7.48%, 04/28/60 ................. 100 133,800
COLT Mortgage Loan Trust
(b)
Series 2022-3, Class A1, 3.90%, 02/25/67
(a)
. USD 1,937 1,895,237
Series 2023-1, Class A1, 6.05%, 04/25/68
(c)
. 1,624 1,619,815
Series 2025-4, Class A1, 5.79%, 04/25/70
(c)
. 3,813 3,839,930
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 3.87%,
01/25/67
(a) (b)
...................... 3,972 3,878,631
Cross Mortgage Trust
(b)
Series 2025-H3, Class A1, 5.88%, 04/25/70
(a)
5,230 5,272,752
Series 2026-NQM4, Class A2, 5.69%,
04/25/71
(c)
..................... 3,345 3,344,976
CSMC Trust
(a)(b)
Series 2015-1, Class A1, 2.50%, 01/25/45 .. 4,196 3,732,127
Series 2015-3, Class A9, 3.50%, 03/25/45 .. 644 605,698
Series 2017-RPL1, Class A1, 2.75%, 07/25/57 257 251,497
Dilosk Rmbs No. 8 Sts DAC
(a)(d)
Series 8-STS, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.65%), 2.66%, 05/20/62 . EUR 358 413,191
Series 8-STS, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.90%), 2.91%, 05/20/62 . 131 150,932
Dilosk Rmbs No. 9 Dac, Series 9, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.68%), 2.71%,
01/25/63
(a) (d)
...................... 238 274,923
Domi
(a)(d)
Series 2026-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.90%), 2.89%, 02/15/57 . 181 207,905
Series 2026-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.10%), 3.09%, 02/15/57 . 100 114,866
Domi BV, Series 2025-1, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.71%), 2.73%,
04/16/57
(a) (d)
...................... 1,432 1,655,930
Driver Australia Ten, Series 10, Class B, (1-mo.
ASX Australia Bank Bill Short Term Rates Mid
at 0.00% Floor + 1.50%), 5.55%, 02/21/33
(a) (d)
AUD 70 48,549
Dutch Property Finance BV
(a)(d)
Series 2021-2, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.80%), 2.84%, 04/28/59 . EUR 820 947,758
Series 2021-2, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.05%), 3.09%, 04/28/59 . 503 581,422
Series 2023-1, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.90%), 2.94%, 04/28/64 . 2,591 3,004,638
East One plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 12/27/55 ................. GBP 247 327,876
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.43%, 12/27/55 ................. 231 306,516
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
5.73%, 12/27/55 ................. 375 498,296
Edenbrook Mortgage Funding plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.68%, 03/22/57 ................. 330 442,206
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.55%),
6.28%, 03/22/57 ................. GBP 191 $ 256,766
Ellington Financial Mortgage Trust
(b)(c)
Series 2025-CES2, Class A1A, 5.65%,
02/25/60 ...................... USD 5,374 5,399,815
Series 2025-NQM3, Class A1, 5.49%,
08/25/70 ...................... 4,671 4,682,686
Elstree Funding, Series 251-1ST, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.72%), 4.45%, 01/21/65
(a) (d)
...... GBP 1,188 1,570,061
Elstree Funding No. 4 plc, Series 4, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 1.12%), 4.85%, 10/21/55
(a) (d)
...... 263 348,765
Exmoor Funding plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.88%),
4.61%, 03/25/94 ................. 395 523,710
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 03/25/94 ................. 112 149,067
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
6.53%, 03/25/94 ................. 100 133,694
Finsbury Square Green plc, Series 2021-1GRX,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.25%), 4.98%, 12/16/67
(a) (d)
. 1,045 1,384,815
Finsbury Square plc
(a)(d)
Series 2021-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 12/16/71 ................. 371 492,158
Series 2021-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.43%, 12/16/71 ................. 200 264,058
Firstmac Mortgage Funding Trust, Series 2024-4,
Class A1, (1-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor + 1.08%),
5.14%, 02/18/56
(a) (d)
................. AUD 2,629 1,814,464
Flagstar Mortgage Trust, Series 2018-2, Class
A4, 3.50%, 04/25/48
(a) (b)
.............. USD 712 682,281
Frontier Mortgage Funding plc, Series 2025-1,
Class B, (Sterling Overnight Index Average at
0.00% Floor + 1.00%), 4.73%, 12/20/66
(a) (d)
. GBP 1,493 1,966,798
GCAT Trust, Series 2025-NQM6, Class A1,
4.93%, 10/25/70
(a) (b)
................. USD 2,102 2,088,550
Gemgarto plc, Series 2021-1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.95%), 5.68%, 12/16/67
(a) (d)
........... GBP 218 288,907
GS Mortgage-Backed Securities Corp.
Trust, Series 2019-PJ1, Class B1, 4.01%,
08/25/49
(a) (b)
...................... USD 1,275 1,242,731
GS Mortgage-Backed Securities Trust
(b)
Series 2025-DSC2, Class A1, 5.04%,
01/25/66
(c)
..................... 2,240 2,233,032
Series 2025-NQM5, Class A1, 5.01%,
07/25/65
(c)
..................... 1,673 1,664,153
Series 2025-PJ10, Class A27, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.35%), 5.01%, 04/25/56
(a)
.......... 3,242 3,244,340
Series 2026-R1, Class A1, 5.53%, 04/25/63
(c)
5,405 5,404,935
Harben Finance
(a)(d)
Series 2017-1RX, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.15%),
4.88%, 09/28/55 ................. GBP 741 979,250

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2017-1RX, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 09/28/55 ................. GBP 441 $ 581,687
Holmes Master Issuer plc, Series 2025-1, Class
A1, (Sterling Overnight Index Average at
0.00% Floor + 0.53%), 4.29%, 10/15/72
(a) (d)
. 2,995 3,961,847
Homes Trust
(b)(c)
Series 2023-NQM2, Class A1, 6.46%,
02/25/68 ...................... USD 1,468 1,465,124
Series 2024-NQM2, Class A1, 5.72%,
10/25/69 ...................... 4,008 4,026,305
Hops Hill No. 4 plc
(a)(d)
Series 4, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 0.88%), 4.61%,
04/21/56 ...................... GBP 466 617,938
Series 4, Class B, (Sterling Overnight Index
Average at 0.00% Floor + 1.30%), 5.03%,
04/21/56 ...................... 265 352,370
Series 4, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.70%), 5.43%,
04/21/56 ...................... 214 284,865
Series 4, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.30%), 6.03%,
04/21/56 ...................... 215 284,986
Hops Hill No. 5 plc, Series 5, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.45%), 5.18%, 06/21/56
(a) (d)
........... 100 132,361
J.P. Morgan Mortgage Trust
(a)(b)
Series 2020-LTV1, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor and 6.00%
Cap + 1.11%), 4.79%, 06/25/50 ....... USD 32 32,073
Series 2021-3, Class A12, 5.50%, 07/25/51 . 6,818 6,827,951
Series 2021-6, Class A12, 5.00%, 10/25/51 . 6,817 6,636,637
Series 2021-7, Class A12, 5.00%, 11/25/51 . 3,890 3,822,041
Series 2023-DSC1, Class A1, 4.62%,
07/25/63 ...................... 3,752 3,649,240
Series 2024-2, Class A3, 6.00%, 08/25/54 .. 979 985,066
Series 2025-NQM3, Class A1, 5.50%,
11/25/65 ...................... 1,802 1,807,663
Series 2025-NQM4, Class A1, 4.95%,
03/25/66 ...................... 5,426 5,403,152
Jubilee Place BV
(a)(d)
Series 7, Class A, (3-mo. EURIBOR at 0.00%
Floor + 0.72%), 2.88%, 09/18/62 ...... EUR 1,225 1,416,739
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.05%), 3.21%, 09/18/62 ...... 310 357,429
Series 9, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.10%), 3.08%, 10/17/61 ...... 100 113,988
Jupiter Mortgage No. 1 plc
(a)(d)
Series 1X, Class AR, (Sterling Overnight
Index Average at 0.00% Floor + 1.00%),
4.75%, 07/20/55 ................. GBP 452 599,067
Series 1X, Class BR, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.45%, 07/20/55 ................. 1,362 1,812,719
Series 1X, Class CR, (Sterling Overnight
Index Average at 0.00% Floor + 2.25%),
6.00%, 07/20/55 ................. 430 572,654
Series 1X, Class DR, (Sterling Overnight
Index Average at 0.00% Floor + 3.00%),
6.75%, 07/20/55 ................. 293 390,262
La Trobe Financial Capital Markets Trust
(a)
Series 2024-3, Class A1L, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.30%), 5.25%, 11/13/55
(d)
AUD 600 414,801
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-1, Class A1L, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.05%), 5.00%, 05/15/57 . AUD 2,395 $ 1,646,868
Lanark Master Issuer plc, Series 2025-1X, Class
1A, (Sterling Overnight Index Average at
0.00% Floor + 0.47%), 4.21%, 12/22/69
(a) (d)
. GBP 989 1,307,012
Lanebrook Mortgage Transaction plc
(a)(d)
Series 2021-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
5.00%, 07/20/58 ................. 158 208,891
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
4.53%, 03/15/61 ................. 276 364,623
Liberty, Series 2025-1, Class A1B, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.10%), 5.15%, 09/25/56
(a) (d)
. AUD 417 287,948
London Bridge Mortgages plc, Series 2025-1,
Class B, (Sterling Overnight Index Average at
0.00% Floor + 1.05%), 4.78%, 03/20/67
(a) (d)
. GBP 356 469,097
Meridian Funding plc
(a)(d)
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.85%),
4.58%, 02/20/68 ................. 3,978 5,257,260
Series 2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.33%, 02/20/68 ................. 335 442,220
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.05%),
5.78%, 02/20/68 ................. 356 470,346
Series 2025-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.25%),
6.98%, 02/20/68 ................. 384 505,576
MFA Trust
(b)(c)
Series 2023-INV2, Class A1, 6.77%, 10/25/58 USD 1,427 1,435,198
Series 2023-NQM3, Class A1, 6.62%,
07/25/68 ...................... 3,327 3,333,972
Series 2023-NQM4, Class A1, 6.10%,
12/25/68 ...................... 4,641 4,663,755
Mill City Mortgage Loan Trust
(a)(b)
Series 2018-1, Class A1, 3.25%, 05/25/62 .. 199 198,114
Series 2018-3, Class A1, 3.50%, 08/25/58 .. 847 838,331
Miltonia Mortgage Finance SRL, Series 1, Class
B, (3-mo. EURIBOR at 0.00% Floor + 1.30%),
3.34%, 04/28/62
(a) (d)
................. EUR 355 410,711
Molossus BTL plc, Series 2024-1, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.95%), 4.70%, 04/18/61
(a) (d)
...... GBP 575 762,264
Morgan Stanley Residential Mortgage Loan
Trust
(b)
Series 2025-DSC1, Class A1, 5.56%,
03/25/70
(c)
..................... USD 3,784 3,796,872
Series 2025-HX1, Class A1, 5.96%,
03/25/70
(a)
..................... 2,381 2,401,823
Series 2026-NQM1, Class A1, 4.81%,
12/25/70
(a)
..................... 3,036 3,007,708
Mortgage House RMBS Prime, Series 2024-2,
Class A1L, (1-mo. ASX Australia Bank Bill
Short Term Rates Mid at 0.00% Floor +
1.10%), 5.05%, 05/13/57
(a) (d)
........... AUD 713 492,773
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 4.57%, 11/25/34
(a)
.. USD 275 269,111
Mortimer BTL plc, Series 2021-1, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 1.45%), 5.18%, 06/23/53
(a) (d)
...... GBP 111 146,961

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
National RMBS Trust, Series 2026-1, Class C,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.75%), 5.89%,
10/20/57
(a) (d)
...................... AUD 500 $ 342,815
New Residential Mortgage Loan Trust
(b)
Series 2016-3A, Class A1B, 3.25%,
09/25/56
(a)
..................... USD 719 680,953
Series 2018-1A, Class A1A, 4.00%,
12/25/57
(a)
..................... 2,497 2,435,008
Series 2020-1A, Class A1B, 3.50%,
10/25/59
(a)
..................... 6,159 5,767,415
Series 2024-NQM1, Class A1, 6.13%,
03/25/64
(c)
..................... 2,630 2,647,380
OAK NO 5 plc, Series 5, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.51%), 4.26%, 07/28/72
(a) (d)
........... GBP 1,079 1,426,193
OBX Trust
(b)(c)
Series 2023-NQM4, Class A1, 6.11%,
03/25/63 ...................... USD 6,667 6,652,914
Series 2023-NQM5, Class A1A, 6.57%,
06/25/63 ...................... 1,691 1,691,623
Series 2023-NQM6, Class A1, 6.52%,
07/25/63 ...................... 3,648 3,651,349
Permanent Master Issuer plc, Series 2024-1X,
Class 1A1, (Sterling Overnight Index Average
at 0.00% Floor + 0.55%), 4.31%, 07/15/73
(a) (d)
GBP 876 1,157,747
Pierpont BTL plc
(a)(d)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
5.93%, 09/21/61 ................. 100 132,575
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
4.53%, 03/21/62 ................. 637 843,679
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
4.78%, 03/21/62 ................. 336 443,559
Series 2026-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.77%),
4.52%, 12/21/62 ................. 1,793 2,363,781
PMF plc, Series 2024-1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.98%), 4.71%, 07/16/60
(a) (d)
........... 415 549,975
Polaris plc
(a)(d)
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.08%, 02/26/61 ................. 421 559,672
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.43%, 02/26/61 ................. 144 191,683
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.70%),
6.43%, 02/26/61 ................. 105 141,367
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.73%, 02/26/61 ................. 100 134,674
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.82%),
4.55%, 02/26/68 ................. 2,010 2,657,393
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
4.78%, 02/26/68 ................. 487 642,097
Series 2025-2, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
4.78%, 08/25/68 ................. 206 271,698
PRET Trust, Series 2025-RPL2, Class A1,
4.00%, 08/25/64
(b) (c)
................. USD 749 726,190
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
PRKCM Trust, Series 2023-AFC1, Class A1,
6.60%, 02/25/58
(b) (c)
................. USD 1,953 $ 1,947,757
Provident Funding Mortgage Trust, Series 2021-
INV2, Class 1A3, 2.50%, 11/25/51
(a) (b)
..... 2,243 1,991,881
PRPM LLC, Series 2024-RCF1, Class A1,
4.00%, 01/25/54
(b) (c)
................. 865 853,620
PRPM Trust
(b)
Series 2025-NQM2, Class A1, 5.69%,
04/25/70
(c)
..................... 3,906 3,922,351
Series 2026-NQM1, Class A1, 5.13%,
02/25/71
(a)
..................... 4,725 4,706,622
Residential Mortgage Loan Trust, Series 2019-3,
Class M1, 3.26%, 09/25/59
(a) (b)
.......... 1,509 1,498,712
RESIMAC Premier, Series 2024-2, Class A2,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.10%), 5.05%,
02/12/56
(a) (d)
...................... AUD 354 244,358
RMAC Securities No.1 plc, Series 2007-NS1X,
Class A2A, (Sterling Overnight Index Average
at 0.00% Floor + 0.27%), 4.00%, 06/12/44
(a) (d)
GBP 185 240,067
Santander Mortgage Asset Receivable Trust,
Series 2026-NQM1, Class A1, 4.95%,
11/25/65
(a) (b)
...................... USD 2,184 2,170,082
Sapphire XXXII Trust, Series 2025-1, Class A1L,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.10%), 5.05%,
06/14/66
(a) (d)
...................... AUD 4,757 3,281,223
Sequoia Mortgage Trust
(a)(b)
Series 2017-CH1, Class A2, 3.50%, 08/25/47 USD 101 93,815
Series 2024-HYB1, Class A1A, 4.44%,
11/25/63 ...................... 3,081 3,076,579
Series 2025-9, Class A26F, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.30%), 4.96%, 10/25/55 ........... 1,928 1,931,568
Series 2026-HYB1, Class A1A, 4.67%,
04/25/56 ...................... 3,655 3,591,788
Series 2026-MED1, Class A1A, 5.12%,
04/25/56 ...................... 3,360 3,309,487
Silverstone Master Issuer plc, Series 2023-1,
Class 2A, (Sterling Overnight Index Average
at 0.00% Floor + 0.50%), 4.25%, 01/21/70
(a) (d)
GBP 635 840,317
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a) (b)
.. USD 704 676,576
Stratton Mortgage Funding plc
(a)(d)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.08%, 06/28/50 ................. GBP 315 417,318
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 06/28/50 ................. 242 320,489
Series 2024-3, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.08%, 06/25/49 ................. 459 607,816
Series 2024-3, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 06/25/49 ................. 100 132,373
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%), 4.09%,
09/25/34
(a)
....................... USD 372 349,854
Together Asset-Backed Securitisation plc
(a)(d)
Series 2024-1ST1X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.95%), 4.68%, 08/15/64 ........... GBP 365 484,231

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-2ND1X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.70%), 5.43%, 08/20/55 ........... GBP 156 $ 207,581
Series 2024-2ND1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.23%, 08/20/55 ........... 103 136,869
Series 2024-2ND1X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.50%), 7.23%, 08/20/55 ........... 119 159,629
Series 2025-2ND1X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.93%), 4.66%, 09/12/56 ........... 778 1,030,289
Series 2025-2ND1X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.20%), 4.93%, 09/12/56 ........... 500 661,798
Series 2025-CRE1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
1.20%), 4.93%, 01/15/57 ........... 3,216 4,269,828
Towd Point Mortgage Trust
(b)
Series 2015-1, Class A5, 4.53%, 10/25/53
(a)
. USD 1,205 1,201,109
Series 2016-2, Class M1, 3.00%, 08/25/55
(a)
1,119 1,107,175
Series 2017-4, Class A1, 2.75%, 06/25/57
(a)
. 3,665 3,605,511
Series 2017-6, Class A1, 2.75%, 10/25/57
(a)
. 2,269 2,241,253
Series 2018-1, Class A1, 3.00%, 01/25/58
(a)
. 432 429,818
Series 2018-2, Class A1, 3.25%, 03/25/58
(a)
. 1,021 1,012,671
Series 2018-6, Class A1A, 3.75%, 03/25/58
(a)
820 816,719
Series 2020-4, Class A1, 1.75%, 10/25/60 .. 623 568,239
Series 2022-1, Class A1, 3.75%, 07/25/62
(a)
. 5,650 5,353,830
Tower Bridge Funding plc
(a)(d)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.20%),
4.94%, 05/20/66 ................. GBP 100 132,647
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 12/20/66 ................. 100 132,336
Series 2024-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 12/20/66 ................. 100 132,777
Series 2026-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.75%),
4.50%, 01/20/73 ................. 816 1,077,472
Trinity Square plc, Series 2021-1X, Class AR,
(Sterling Overnight Index Average + 0.90%),
4.66%, 07/15/59
(a) (d)
................. 516 683,181
Triton Bond Trust in respect of, Series 2026-1,
Class A2, (1-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor + 1.15%),
4.99%, 02/15/58
(a) (d)
................. AUD 2,942 2,009,108
Turquoise V Trust
(a)(d)
Series 2026-1, Class A1L, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.05%), 5.00%, 06/12/67 . 2,040 1,405,325
Series 2026-1, Class A2, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.20%), 5.15%, 06/12/67 ...... 1,130 778,443
Series 2026-1, Class B, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.45%), 5.40%, 06/12/67 ...... 990 680,744
Series 2026-1, Class C, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.60%), 5.55%, 06/12/67 ...... 500 343,813
Series 2026-1, Class D, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.85%), 5.80%, 06/12/67 ...... 500 343,242
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Twin Bridges plc
(a)(d)
Series 2021-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.15%),
4.88%, 09/12/55 ................. GBP 435 $ 575,302
Series 2021-2, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 09/12/55 ................. 187 247,226
Series 2022-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.43%, 12/12/55 ................. 365 481,768
UWM Mortgage Trust, Series 2021-INV5, Class
A10, 5.00%, 01/25/52
(a) (b)
............. USD 4,248 4,149,162
Verus Securitization Trust
(b)
Series 2024-INV1, Class A3, 6.47%,
03/25/69
(c)
..................... 1,499 1,508,252
Series 2025-11, Class B1, 6.41%, 11/25/70
(a)
1,350 1,331,270
Series 2026-1, Class A1, 4.86%, 01/25/71
(a)
. 3,661 3,642,202
Series 2026-1, Class A2, 5.12%, 01/25/71
(c)
. 1,626 1,615,465
Walsh Acceptance, Series 1997-2, Class A,
(1-mo. CME Term SOFR at 2.00% Floor +
2.11%), 5.81%, 03/01/27
(a) (b)
........... —
(f)
393
Wells Fargo Mortgage Backed Securities Trust
(a)
(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 .. 610 533,884
Series 2020-RR1, Class A1, 3.00%, 05/25/50 1,084 956,815
Winchester 1 plc
(a)(d)
Series 1, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.55%), 5.30%,
10/21/56 ...................... GBP 100 132,164
Series 1, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.00%), 5.75%,
10/21/56 ...................... 100 132,361
WST Trust, Series 2026-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 0.83%), 4.88%, 09/19/57
(a) (d)
. AUD 3,371 2,316,839
331,563,021
Commercial Mortgage-Backed Securities — 8.4%
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.27%,
06/15/42
(a) (b)
...................... USD 2,700 2,691,562
Aesir European Loan Conduit No. 41 DAC
(a)(d)
Series 41X, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.23%), 4.97%,
01/23/36 ...................... GBP 1,222 1,613,611
Series 41X, Class B, (Sterling Overnight Index
Average at 0.00% Floor + 1.40%), 5.14%,
01/23/36 ...................... 293 383,270
ALA Trust
(a)(b)
Series 2025-OANA, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
5.42%, 06/15/40 ................. USD 2,991 2,998,477
Series 2025-OANA, Class D, (1-mo. CME
Term SOFR at 3.09% Floor + 3.09%),
6.76%, 06/15/40 ................. 601 601,751
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.94%, 04/15/34
(a) (b)
........... 5,530 5,225,850
ARES Commercial Mortgage Trust
(a)(b)
Series 2026-AZURE, Class B, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
5.25%, 03/15/38 ................. 1,035 1,035,000
Series 2026-AZURE, Class C, (1-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.55%, 03/15/38 ................. 420 420,000

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
ARES Trust, Series 2025-IND3, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.17%, 04/15/42
(a) (b)
................. USD 2,867 $ 2,867,000
BAHA Trust, Series 2024-MAR, Class B, 6.39%,
12/10/41
(a) (b)
...................... 2,275 2,344,137
BANK
Series 2018-BN14, Class A2, 4.13%, 09/15/60 1,961 1,943,000
Series 2019-BN16, Class A2, 3.93%, 02/15/52 292 290,333
Series 2019-BN18, Class A2, 3.47%, 05/15/62 5,000 4,859,654
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.47%, 05/15/35
(a) (b)
........... 4,147 4,124,977
BBCMS Mortgage Trust
(b)
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 4.59%,
03/15/37
(a)
..................... 1,324 1,254,539
Series 2025-C35, Class D, 4.50%, 07/15/58 . 1,586 1,235,845
Benchmark Mortgage Trust, Series 2025-V18,
Class B, 5.94%, 10/15/58 ............. 2,780 2,818,444
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
11/15/41 ...................... 1,030 1,030,322
Series 2024-UNIV, Class B, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 5.51%,
11/15/41 ...................... 760 760,238
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.17%,
11/15/42 ...................... 1,862 1,859,677
Series 2025-660F, Class D, (1-mo. CME Term
SOFR at 2.75% Floor + 2.75%), 6.42%,
11/15/42 ...................... 1,140 1,137,150
BFLD Mortgage Trust, Series 2024-WRHS, Class
A, (1-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.16%, 07/15/39
(a) (b)
........... 3,068 3,068,360
BFLD Trust
(a)(b)
Series 2025-EWEST, Class B, (1-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.57%, 06/15/42 ................. 2,640 2,631,491
Series 2025-FPM, Class A, 4.68%, 10/10/40 1,756 1,762,097
Series 2025-FPM, Class B, 5.22%, 10/10/40 2,961 2,976,875
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.52%, 08/15/42
(a) (b)
. 2,946 2,947,892
BLP Commercial Mortgage Trust, Series 2024-
IND2, Class D, (1-mo. CME Term SOFR at
2.59% Floor + 2.59%), 6.26%, 03/15/41
(a) (b)
. 514 512,708
BMO Mortgage Trust
Series 2025-5C9, Class AS, 6.16%,
04/15/58
(a)
..................... 1,483 1,537,576
Series 2025-C11, Class ASB, 5.68%, 02/15/58 1,798 1,879,366
BPR Commercial Mortgage Trust, Series 2025-
STAR, Class B, 5.02%, 11/05/42
(a) (b)
...... 2,180 2,165,940
BPR Mortgage Trust, Series 2025-ALDR, Class
A, 5.67%, 06/05/42
(b)
................ 2,555 2,616,540
BRCK Trust
(a)(b)
Series 2025-830B, Class E, 6.78%, 12/10/42 1,114 1,136,832
Series 2025-830B, Class F, 7.59%, 12/10/42 500 512,941
BSTN Commercial Mortgage Trust
(a)(b)
Series 2025-1C, Class A, 5.01%, 06/15/44 .. 2,145 2,181,423
Series 2025-HUB, Class A, 4.57%, 04/13/41 1,625 1,622,912
BWAY Mortgage Trust, Series 2013-1515, Class
C, 3.45%, 03/10/33
(b)
................ 375 342,817
BWAY Trust, Series 2025-1535, Class A, 5.89%,
05/05/42
(a) (b)
...................... 2,628 2,659,253
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(a)(b)
Series 2022-AHP, Class A, (1-mo. CME Term
SOFR at 0.99% Floor + 0.99%), 4.66%,
01/17/39 ...................... USD 2,165 $ 2,163,939
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.36%,
08/15/41 ...................... 3,122 3,125,031
Series 2024-AIRC, Class B, (1-mo. CME Term
SOFR at 2.14% Floor + 2.14%), 5.81%,
08/15/41 ...................... 3,170 3,172,775
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.56%, 10/15/41 ................. 2,232 2,226,730
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.97%, 12/15/39 ................. 1,666 1,666,266
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.11%,
02/15/39 ...................... 1,926 1,925,262
Series 2024-MF, Class B, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.36%,
02/15/39 ...................... 1,470 1,469,395
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.11%,
02/15/39 ...................... 3,253 3,256,376
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
03/15/45 ...................... 4,301 4,280,181
BX Trust
(a)(b)
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.31%, 02/15/41 ..... 6,073 6,057,772
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.11%, 04/15/41 ................. 2,068 2,068,280
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.16%,
06/15/41 ...................... 3,830 3,806,063
Series 2025-LIFE, Class A, 5.88%, 06/13/47 4,788 4,801,757
Series 2025-LUNR, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.17%, 06/15/40 ................. 5,969 5,974,833
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
12/15/44 ...................... 1,405 1,400,609
Cassia SRL
(a)(d)
Series 2022-1X, Class A, (3-mo. EURIBOR at
2.50% Floor + 2.50%), 4.52%, 05/22/34 . EUR 4,352 5,054,276
Series 2022-1X, Class B, (3-mo. EURIBOR at
3.50% Floor + 3.50%), 5.52%, 05/22/34 . 2,110 2,449,338
CHI Commercial Mortgage Trust, Series 2025-
110W, Class D, 6.63%, 12/13/40
(a) (b)
...... USD 890 870,405
Commercial Mortgage Trust
(b)
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.51%, 06/15/41
(a)
................ 3,810 3,796,894
Series 2025-167G, Class A, 5.50%, 08/10/40 2,477 2,467,199
Series 2025-167G, Class B, 5.93%, 08/10/40 1,085 1,078,499
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.31%, 08/15/41
(a) (b)
................. 2,462 2,444,304
CSMC Trust, Series 2021-BHAR, Class C, (1-mo.
CME Term SOFR at 2.00% Floor + 2.11%),
5.79%, 11/15/38
(a) (b)
................. 2,500 2,466,736
CSTL Commercial Mortgage Trust
(a)(b)
Series 2026-GATE3, Class D, 5.52%,
02/10/43 ...................... 403 396,302

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2026-GATE3, Class E, 6.34%,
02/10/43 ...................... USD 1,510 $ 1,491,495
DBC Mortgage Trust
(a)(b)
Series 2025-DBC, Class C, (1-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.72%,
11/15/42 ...................... 5,605 5,583,992
Series 2025-DBC, Class D, (1-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.27%,
11/15/42 ...................... 2,250 2,241,567
DBSG Mortgage Trust, Series 2024-ALTA, Class
A, 5.95%, 06/10/37
(a) (b)
............... 5,145 5,193,164
DK Trust
(a)(b)
Series 2025-LXP, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.27%,
08/15/37 ...................... 1,445 1,445,000
Series 2025-LXP, Class B, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 5.52%,
08/15/37 ...................... 1,177 1,177,000
Series 2025-LXP, Class C, (1-mo. CME Term
SOFR at 2.24% Floor + 2.24%), 5.92%,
08/15/37 ...................... 1,261 1,261,000
ELM Trust, Series 2024-ELM, Class D10, 6.18%,
06/10/39
(a) (b)
...................... 2,840 2,841,009
FS ORL
(a)(b)
Series 2026-ORL, Class B, (1-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.22%,
02/15/41 ...................... 2,335 2,330,622
Series 2026-ORL, Class E, (1-mo. CME Term
SOFR at 3.25% Floor + 3.25%), 6.92%,
02/15/41 ...................... 1,125 1,123,161
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2017-375H, Class C, 3.48%, 09/10/37 590 557,595
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 5.76%,
03/15/28 ...................... 3,690 3,700,378
Series 2023-FUN, Class B, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 6.46%,
03/15/28 ...................... 3,065 3,074,578
Series 2025-800D, Class A, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.33%,
11/25/41 ...................... 2,453 2,450,414
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.94%, 10/15/36
(a) (b)
........... 5,557 5,497,957
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a) (b)
...... 2,870 2,936,778
INT Commercial Mortgage Trust, Series
2025-PLAZA, Class A, 4.55%, 11/05/37
(a) (b)
. 699 696,657
INTOWN Mortgage Trust, Series 2025-STAY,
Class A, (1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.02%, 03/15/42
(a) (b)
...... 3,512 3,503,220
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.41%, 11/15/41
(a) (b)
........... 1,580 1,559,262
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2019-BKWD, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.61%),
5.29%, 09/15/29 ................. 720 698,341
Series 2022-OPO, Class D, 3.45%, 01/05/39 1,000 773,500
Series 2024-IGLG, Class A, 5.17%, 11/09/39 2,720 2,725,700
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.37%, 03/15/40 ................. 678 677,580
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Lagarino European Loan Conduit No. 40 DAC
(a)(d)
Series 40X, Class A, (3-mo. EURIBOR at
0.00% Floor and 5.50% Cap + 1.50%),
3.61%, 06/22/37 ................. EUR 2,006 $ 2,317,498
Series 40X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.15%), 4.26%, 06/22/37 . 659 758,646
Series 40X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.65%), 4.76%, 06/22/37 . 418 481,657
Series 40X, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.55%), 5.66%, 06/22/37 . 1,189 1,368,891
Last Mile Logistics Pan Euro Finance DAC
(a)(d)
Series 1X, Class C, (3-mo. EURIBOR at
1.40% Floor + 1.40%), 3.40%, 08/17/33 . 1,316 1,520,284
Series 1X, Class D, (3-mo. EURIBOR at
1.90% Floor + 1.90%), 3.90%, 08/17/33 . 1,019 1,177,054
Last Mile Securities PE DAC
(a)(d)
Series 2021-1X, Class B, (3-mo. EURIBOR at
1.20% Floor + 1.20%), 3.20%, 08/17/31 . 939 1,084,944
Series 2021-1X, Class C, (3-mo. EURIBOR at
1.60% Floor + 1.60%), 3.60%, 08/17/31 . 1,061 1,225,821
LBA Trust, Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
5.12%, 10/15/41
(a) (b)
................. USD 2,447 2,445,083
LEX Trust
(a)(b)
Series 2026-450, Class B, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
03/15/43 ...................... 1,307 1,298,003
Series 2026-450, Class D, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.02%,
03/15/43 ...................... 642 636,176
Series 2026-450, Class E, (1-mo. CME Term
SOFR at 3.70% Floor + 3.70%), 7.37%,
03/15/43 ...................... 2,665 2,639,120
LQR Trust, Series 2025-CALI, Class E, (1-mo.
CME Term SOFR at 3.95% Floor + 3.95%),
7.62%, 01/15/43
(a) (b)
................. 2,394 2,393,974
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
6.36%, 08/15/40
(a) (b)
................. 2,329 2,339,492
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.37%, 10/15/40
(a) (b)
................. 2,500 2,493,753
MAIN Trust
(a)(b)
Series 2026-OLAS, Class A, (1-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.37%, 01/15/41 ................. 3,825 3,824,980
Series 2026-OLAS, Class E, (1-mo. CME
Term SOFR at 4.25% Floor + 4.25%),
7.92%, 01/15/41 ................. 1,035 1,034,988
Series 2026-OLAS, Class F, (1-mo. CME Term
SOFR at 5.25% Floor + 5.25%), 8.92%,
01/15/41 ...................... 1,130 1,129,983
Manhattan West Mortgage Trust, Series 2020-
1MW, Class A, 2.13%, 09/10/39
(b)
........ 1,945 1,874,160
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 5.47%,
12/15/41
(a)
..................... 407 406,984
Series 2024-TWA, Class E, 8.73%, 06/12/39 2,038 2,044,149
MIC Trust (The)
(a)(b)
Series 2023-MIC, Class A, 8.44%, 12/05/38 . 4,480 4,767,660
Series 2023-MIC, Class B, 9.53%, 12/05/38 . 1,436 1,534,964
MLTI Trust
(a)(b)
Series 2026-SF75, Class B, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
03/15/31 ...................... 2,791 2,777,045

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2026-SF75, Class E, (1-mo. CME Term
SOFR at 3.25% Floor + 3.25%), 6.92%,
03/15/31 ...................... USD 1,225 $ 1,218,135
Morgan Stanley Capital I Trust
Series 2018-BOP, Class A, (1-mo. CME Term
SOFR at 0.85% Floor + 0.90%), 4.57%,
08/15/33
(a) (b)
.................... 1,799 1,463,277
Series 2019-H7, Class A4, 3.26%, 07/15/52 . 470 450,402
Series 2021-L5, Class A2, 1.52%, 05/15/54 . 2,996 2,976,156
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a) (b)
.................... 1,404 1,384,974
NCMF Trust
(a)(b)
Series 2025-MFS, Class A, 4.88%, 06/10/33 4,305 4,289,298
Series 2025-MFS, Class B, 5.51%, 06/10/33 2,622 2,630,629
Series 2025-MFS, Class E, 7.53%, 06/10/33 2,025 2,036,024
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.07%, 10/15/40
(a) (b)
. 1,400 1,398,688
NY Commercial Mortgage Trust
(a)(b)
Series 2025-299P, Class A, 5.66%, 02/10/47 1,815 1,880,932
Series 2025-299P, Class C, 6.17%, 02/10/47 1,300 1,323,559
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.42%,
10/15/40 ...................... 2,460 2,460,769
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.89%,
02/15/42 ...................... 1,562 1,552,237
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo. CME Term
SOFR at 0.95% Floor + 1.06%), 4.74%,
01/15/36 ...................... 2,718 2,616,514
Series 2020-1NYP, Class AJ, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.04%, 01/15/36 ................. 1,117 1,052,773
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.34%, 08/10/42
(a) (b)
........ 1,257 1,277,205
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (1-mo. CME Term SOFR at
0.88% Floor + 0.99%), 4.67%, 07/15/38
(a) (b)
. 3,047 2,880,969
PRM5 Trust, Series 2025-PRM5, Class A, 4.17%,
03/10/33
(a) (b)
...................... 1,402 1,393,370
Sage AR Funding
(a)(d)
Series 2025-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
5.74%, 05/17/37 ................. GBP 1,133 1,494,586
Series 2026-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
4.99%, 05/18/38 ................. 1,811 2,388,439
Series 2026-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.24%, 05/18/38 ................. 2,058 2,707,843
Series 2026-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.49%, 05/18/38 ................. 1,208 1,588,578
Series 2026-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.50%),
6.24%, 05/18/38 ................. 516 678,240
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.11%, 04/15/42
(a) (b)
................. USD 4,256 4,265,443
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class A3, 2.78%, 10/10/48 . 2,773 2,768,603
Sirius Logistics UK DAC, Series 2026-1X, Class
A, (Sterling Overnight Index Average at 0.00%
Floor + 1.25%), 5.00%, 11/17/35
(a) (d)
...... GBP 1,283 1,695,803
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
SLG Commercial Mortgage Trust, Series 2026-
PAT, Class A, 4.45%, 02/15/39
(a) (b)
........ USD 2,156 $ 2,138,289
SLG Office Trust
(a)(b)
Series 2026-OMA, Class E, 1.00%, 04/15/41 760 761,484
Series 2026-OMA, Class F, 1.00%, 04/15/41 1,300 1,302,472
Taurus UK DAC
(a)(d)
Series 2025-UK2X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
1.50%), 5.24%, 02/18/35 ........... GBP 1,802 2,383,154
Series 2025-UK4, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
4.99%, 08/18/35 ................. 803 1,060,726
TEXAS Commercial Mortgage Trust, Series
2025-TWR, Class B, (1-mo. CME Term SOFR
at 1.59% Floor + 1.59%), 5.27%, 04/15/42
(a) (b)
USD 2,961 2,942,505
Think Tank Commercial Trust, Series 2025-3,
Class A1, (1-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor + 1.10%),
4.95%, 12/10/57
(a) (d)
................. AUD 2,612 1,802,360
Thunder Logistics DAC
(a)(d)
Series 2024-1X, Class A, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.50%, 11/17/36 . EUR 265 305,704
Series 2024-1X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.05%), 4.05%, 11/17/36 . 80 92,095
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ......... USD 283 266,438
UK Logistics DAC
(a)(d)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
5.39%, 05/17/34 ................. GBP 123 163,049
Series 2024-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.09%, 02/17/35 ................. 471 624,989
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.74%, 05/17/35 ................. 708 933,930
Series 2025-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.33%),
5.07%, 08/17/35 ................. 3,678 4,880,679
Series 2025-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.39%, 08/17/35 ................. 676 897,073
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.69%, 08/17/35 ................. 281 372,491
VEGAS Trust, Series 2024-GCS, Class D,
6.22%, 07/10/36
(a) (b)
................. USD 2,868 2,853,448
Velocity Commercial Capital Loan Trust
(b)
Series 2018-1, Class A, 3.59%, 04/25/48 ... 33 33,112
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
.. 1,263 1,233,936
Series 2023-3, Class A, 7.10%, 08/25/53
(a)
.. 2,820 2,857,541
Series 2024-2, Class A, 6.58%, 04/25/54
(a)
.. 1,419 1,435,649
Series 2025-3, Class A, 5.87%, 06/25/55
(a)
.. 4,344 4,356,346
Series 2026-1, Class A, 5.10%, 02/25/56
(a)
.. 1,877 1,850,807
VRTX Trust, Series 2025-HQ, Class B, 5.49%,
08/05/42
(a) (b)
...................... 3,109 3,091,765
Wells Fargo Commercial Mortgage Trust, Series
2025-VTT, Class A, 4.76%, 03/15/38
(a) (b)
... 2,897 2,896,224
WEST Trust, Series 2025-ROSE, Class A,
5.28%, 04/10/35
(a) (b)
................. 2,862 2,873,939
WHARF Commercial Mortgage Trust, Series
2025-DC, Class D, 6.17%, 07/15/40
(a) (b)
.... 2,130 2,159,171
336,027,183

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations — 0.0%
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a) (b) (e) (k)
........ USD 5 $ —
Total Non-Agency Mortgage-Backed Securities — 16 .6%
(Cost: $ 666,406,782 ) .............................. 667,590,204
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.6%
Federal Farm Credit Bank Bonds
1.63% , 03/17/31 ................... 450 401,269
1.68% , 09/17/35 ................... 30,000 23,300,777
2.25% , 08/15/29 ................... 23,500 22,249,590
2.78% , 12/01/36 ................... 3,525 2,931,070
Federal Home Loan Bank Bonds
2.18% , 11/06/29 ................... 9,700 9,114,150
2.50% , 11/05/36 ................... 3,525 2,856,574
Federal National Mortgage Association ,
1.63% , 08/24/35 ................... 1,000 773,274
61,626,704
Collateralized Mortgage Obligations — 6.7%
Federal Home Loan Mortgage Corp.
Series 3959 , Class MA , 4.50% , 11/15/41 ... 318 319,425
Series 4569 , Class JA , 3.00% , 03/15/42 ... 924 919,483
Series 4752 , Class PL , 3.00% , 09/15/46 ... 3,392 3,266,449
Series 5000 , Class MA , 2.00% , 06/25/44 ... 2,308 2,168,354
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-3 , Class MA ,
3.50% , 08/25/57
(a)
.................. 7,149 6,967,886
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 5478 , Class FH , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.11% , 04/25/54 ............ 6,555 6,611,624
Series 5480 , Class FA , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.11% , 03/25/54 ............ 6,348 6,402,865
Series 5547 , Class FH , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 06/25/55 ........... 48,623 49,047,606
Federal National Mortgage Association , Series
2011-84 , Class MG , 4.00% , 09/25/26
(c)
.... 18 17,932
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2024-91 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 4.86% , 12/25/54 ........... 10,140 10,222,123
Series 2024-94 , Class FB , (SOFR 30 day
Average at 1.42% Floor and 6.50% Cap +
1.42%), 5.08% , 12/25/54 ........... 2,264 2,282,904
Series 2025-40 , Class GF , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.11% , 06/25/55 ............ 72,326 72,973,724
Series 2025-44 , Class FB , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 06/25/55 ........... 103,266 104,161,385
Government National Mortgage Association
Series 2017-136 , Class GB , 3.00% , 03/20/47 2,580 2,468,129
Series 2020-127 , Class LP , 1.50% , 06/20/50 3,052 2,456,063
270,285,952
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KIR2 , Class A1 , 2.75% , 03/25/27 ........ USD 1,137 $ 1,127,821
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2023-M1 , Class
1A , 3.43% , 04/25/32
(a)
............... 980 948,725
2,076,546
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes , Series K121 , Class X1 ,
1.01% , 10/25/30 ................... 11,544 426,468
Government National Mortgage Association
Variable Rate Notes , Series 2012-120 ,
0.64% , 02/16/53 ................... 7,812 114,646
541,114
Mortgage-Backed Securities — 0.8%
Federal Home Loan Mortgage Corp.
3.00% , 09/01/32 ................... 93 90,946
4.00% , 11/01/36 ................... 179 175,976
Federal Home Loan Mortgage Corp. Variable
Rate Notes , (RFUCCT1Y at 1.63% Floor and
7.88% Cap + 1.63%), 6.13% , 10/01/45
(a)
... 244 251,594
Federal National Mortgage Association ,
5.81% , 06/01/31 ................... 12,515 12,715,916
Federal National Mortgage Association Variable
Rate Notes
(a)
(RFUCCT1Y at 1.59% Floor and 7.97% Cap +
1.59%), 6.09% , 11/01/45 ............ 34 35,488
(RFUCCT1Y at 1.59% Floor and 8.10% Cap +
1.59%), 6.27% , 09/01/45 ........... 922 955,652
(RFUCCT1Y at 1.73% Floor and 8.86% Cap +
1.72%), 6.41% , 09/01/42 ........... 517 537,043
(RFUCCT1Y at 1.59% Floor and 7.81% Cap +
1.59%), 6.55% , 06/01/45 ........... 533 557,359
Uniform Mortgage-Backed Securities
2.50% , 07/01/31 - 04/01/32 ............ 1,871 1,805,284
3.00% , 12/01/26 - 02/01/34 ............ 10,677 10,371,845
3.50% , 04/01/34 ................... 1,219 1,194,448
4.00% , 05/01/27 - 03/01/38 ............ 4,314 4,251,810
32,943,361
Total U.S. Government Sponsored Agency Securities — 9 .2%
(Cost: $ 366,149,375 ) .............................. 367,473,677
U.S. Treasury Obligations
U.S. Treasury Notes
4.13% , 10/31/26 ................... 9,500 9,516,699
4.63% , 11/15/26 ................... 50,000 50,255,078
3.50% , 10/15/28 - 02/15/29 ............ 292,380 289,930,758
Total U.S. Treasury Obligations — 8 .7%
(Cost: $ 352,426,536 ) .............................. 349,702,535
Total Long-Term Investments — 97.3%
(Cost: $ 3,908,943,430 ) ............................ 3,909,569,976

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55%
(k) (l)
.................... 39,331,061 $ 39,331,061
Total Short-Term Securities — 1 .0%
(Cost: $ 39,331,061 ) ............................... 39,331,061
Total Investments — 98 .3%
(Cost: $ 3,948,274,491 ) ............................ 3,948,901,037
Other Assets Less Liabilities — 1.7% .................... 69,650,915
Net Assets — 100.0% ...............................
$ 4,018,551,952
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Rounds to less than 1,000.
(g)
Zero-coupon bond.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Affiliate of the Fund.
(l)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Par/Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 12,456,843 $ 26,874,218
(a)
$ — $ — $ — $ 39,331,061 39,331,061 $ 1,268,834 $ —
BlackRock Capital Finance LP ,
Series 1997-R2 , Class AP . — — — — — — 4,564 2,105 —
$ — $ — $ 39,331,061 $ 1,270,939 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 11,905 06/30/26 $ 2,469,915 $ (15,948,360)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 951 06/18/26 105,546 2,102,673
U.S. Treasury 10-Year Ultra Note ............................................... 803 06/18/26 91,090 1,511,043
U.S. Treasury Long Bond ..................................................... 286 06/18/26 32,497 1,056,780
U.S. Treasury Ultra Bond ..................................................... 15 06/18/26 1,745 61,731
U.S. Treasury 5-Year Note .................................................... 4,877 06/30/26 527,554 5,353,372
10,085,599
$ (5,862,761)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 29,684,473 AUD 42,058,000 ANZ Banking Group Ltd. 06/17/26 $ 699,299
USD 690,457 AUD 995,000 Westpac Banking Corp. 06/17/26 4,731
USD 172,447 EUR 148,000 Morgan Stanley & Co. International plc 06/17/26 779
USD 544,039 EUR 469,000 Natwest Markets plc 06/17/26 38
USD 206,558 EUR 178,000 Wells Fargo Bank NA 06/17/26 93
USD 227,146 GBP 171,000 JPMorgan Chase Bank NA 06/17/26 863
USD 101,711,618 GBP 76,582,000 State Street Bank and Trust Co. 06/17/26 371,102
1,076,905
AUD 1,220,000 USD 854,833 Canadian Imperial Bank of Commerce 06/17/26 (14,044)
USD 326,137 AUD 476,000 UBS AG 06/17/26 (1,909)
USD 3,274,756 EUR 2,840,000 Barclays Bank plc 06/17/26 (19,407)
USD 47,506,973 EUR 41,207,000 Societe Generale SA 06/17/26 (289,704)
USD 15,802,487 EUR 13,700,000 Toronto Dominion Bank 06/17/26 (88,369)
USD 735,448 EUR 636,000 Wells Fargo Bank NA 06/17/26 (2,259)
(415,692)
$ 661,213
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
46.V1 ........... 5 .00 % Quarterly 06/20/31 B+ USD 115,495 $ 5,725,944 $ 4,649,570 $ 1,076,374
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 4,649,570 $ — $ 1,076,374 $ —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 10,085,599 $ — $ 10,085,599
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,076,905 — — 1,076,905
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,076,374 — — — — 1,076,374
$ — $ 1,076,374 $ — $ 1,076,905 $ 10,085,599 $ — $ 12,238,878
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 15,948,360 $ — $ 15,948,360
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 415,692 — — 415,692
$ — $ — $ — $ 415,692 $ 15,948,360 $ — $ 16,364,052
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (4,875,908) $ — $ (4,875,908)
Forward foreign currency exchange contracts .... — — — 4,664,539 — — 4,664,539
Swaps .............................. — (1,118,333) (16,174) — — — (1,134,507)
$ — $ (1,118,333) $ (16,174) $ 4,664,539 $ (4,875,908) $ — $ (1,345,876)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (4,577,550) $ — $ (4,577,550)
Forward foreign currency exchange contracts .... — — — (628,505) — — (628,505)
Swaps .............................. — 1,068,081 — — — — 1,068,081
$ — $ 1,068,081 $ — $ (628,505) $ (4,577,550) $ — $ (4,137,974)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,573,245,198
Average notional value of contracts — short ................................................................................. 654,515,142
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 189,381,371
Average amounts sold — in USD ........................................................................................ 427,417
Credit default swaps
Average notional value — sell protection ................................................................................... 65,760,000

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 930,019 $ 840,772
Forward f oreign currency exchange contracts ................................................................. 1,076,905 415,692
Swaps — centrally cleared .............................................................................. 1,036,834 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 3,043,758 $ 1,256,464
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,966,853) (840,772)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,076,905 $ 415,692
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
ANZ Banking Group Ltd. ............................ $ 699,299 $ — $ — $ — $ 699,299
JPMorgan Chase Bank NA .......................... 863 — — — 863
Morgan Stanley & Co. International plc .................. 779 — — — 779
Natwest Markets plc ............................... 38 — — — 38
State Street Bank and Trust Co. ....................... 371,102 — — — 371,102
Wells Fargo Bank NA .............................. 93 (93) — — —
Westpac Banking Corp. ............................ 4,731 — — — 4,731
$ 1,076,905 $ (93) $ — $ — $ 1,076,812
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Barclays Bank plc ................................ $ 19,407 $ — $ — $ — $ 19,407
Canadian Imperial Bank of Commerce .................. 14,044 — — — 14,044
Societe Generale SA .............................. 289,704 — — — 289,704
Toronto Dominion Bank ............................. 88,369 — — — 88,369
UBS AG ....................................... 1,909 — — — 1,909
Wells Fargo Bank NA .............................. 2,259 (93) — — 2,166
$ 415,692 $ (93) $ — $ — $ 415,599
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 509,608,456 $ 6,399,976 $ 516,008,432

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Low Duration Bond Portfolio

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Corporate Bonds ........................................ $ — $ 1,946,266,180 $ — $ 1,946,266,180
Floating Rate Loan Interests ................................. — 56,704 — 56,704
Foreign Agency Obligations ................................. — 44,798,783 — 44,798,783
Foreign Government Obligations .............................. — 14,222,479 — 14,222,479
Municipal Bonds ......................................... — 3,450,982 — 3,450,982
Non-Agency Mortgage-Backed Securities ........................ — 667,590,204 — 667,590,204
U.S. Government Sponsored Agency Securities .................... — 367,473,677 — 367,473,677
U.S. Treasury Obligations ................................... — 349,702,535 — 349,702,535
Short-Term Securities
Money Market Funds ...................................... 39,331,061 — — 39,331,061
$ 39,331,061 $ 3,903,170,000 $ 6,399,976 $ 3,948,901,037
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 1,076,374 $ — $ 1,076,374
Foreign currency exchange contracts ............................ — 1,076,905 — 1,076,905
Interest rate contracts ....................................... 10,085,599 — — 10,085,599
Liabilities
Foreign currency exchange contracts ............................ — (415,692) — (415,692)
Interest rate contracts ....................................... (15,948,360) — — (15,948,360)
$ (5,862,761) $ 1,737,587 $ — $ (4,125,174)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
(unaudited)

March 31, 2026

Statements of Assets and Liabilities
BlackRock Core
Bond Portfolio
BlackRock High
Yield Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................................... $ 3,948,065,710 $ 23,625,451,232 $ 3,909,569,976
Investments, at value — affiliated
(d)
............................................................ 162,786,096 1,833,109,500 39,331,061
Cash ............................................................................... — 1,917,271 —
Cash pledged:
Collateral — OTC derivatives .............................................................. — 14,792,626 —
Futures contracts ...................................................................... 8,773,958 14,465,000 15,022,000
Centrally cleared swaps .................................................................. 1,839,777 73,120,000 9,714,000
Foreign currency, at value
(e)
................................................................. 4,088,790 38,217,936 1,840,130
Receivables: – – –
Investment s sold ...................................................................... 5,277,110 51,994,361 101,041
Options written ........................................................................ 141,631 — —
Securities lending income — affiliated ........................................................ — 26,573 —
Swaps   ............................................................................ 33 — —
TBA sale commitments .................................................................. 324,899,038 — —
Capital shares sold ..................................................................... 6,642,127 72,105,828 34,392,280
Dividends — unaffiliated ................................................................. — 2,915,347 959
Dividends — affiliated ................................................................... 289,310 3,224,461 79,699
Interest — unaffiliated ................................................................... 23,975,705 391,467,409 33,560,852
From the Manager ..................................................................... 119,962 — 131,538
Variation margin on futures contracts ......................................................... 843,148 — 930,019
Variation margin on centrally cleared swaps .................................................... 81,444 7,825,323 1,036,834
Swap premiums paid ..................................................................... 34,609 1,351,498 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... 403,174 404,692 1,076,905
OTC swaps .......................................................................... 147,004 8,199,763 —
Unfunded floating rate loan interests ......................................................... — 2,860 —
Prepaid e xpenses ....................................................................... 164,773 884,456 142,851
Total a ssets ...........................................................................
4,488,573,399 26,141,476,136 4,046,930,145
LIABILITIES
Investments sold short, at value
(f)
............................................................. — 14,046 —
Bank overdraft .......................................................................... 94,776 — 1,189,556
Collateral on securities loaned ............................................................... — 63,225,323 —
Options written, at value
(g)
.................................................................. 7,123,419 — —
TBA sale commitments, at value
(h)
............................................................ 323,406,848 — —
Payables: – – –
Investments purchased .................................................................. 703,372,170 286,807,756 11,667,548
Swaps   ............................................................................ — 3,557 473
Accounting services fees ................................................................. 39,341 252,674 37,250
Administration fees ..................................................................... 109,905 1,149,389 126,197
Capital shares redeemed ................................................................. 6,265,789 144,197,421 9,987,842
Custodian fees ........................................................................ 13,953 27,462 9,014
Income dividend distributions .............................................................. 1,238,844 12,824,916 1,536,403
Interest expense ...................................................................... 496,365 22,649 3,248
Investment advisory fees ................................................................. 935,916 8,740,184 987,879
Trustees' and Officer's fees ............................................................... — 633,835 170,586
Other affiliate fees ..................................................................... 213 56,438 —
Professional fees ...................................................................... 76,266 79,804 37,741
Registration fees ...................................................................... 36 1,938 193,137
Service and distribution fees ............................................................... 82,184 411,569 131,946
Transfer agent fees .................................................................... 1,043,729 4,612,120 1,042,909
Other accrued expenses ................................................................. 5,258 75,067 —
Variation margin on futures contracts ......................................................... 246,838 669,523 840,772
Swap premiums received .................................................................. 404,718 7,727,090 —
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... 759,405 5,058,296 415,692
OTC swaps .......................................................................... 184,894 3,736,843 —
Unfunded floating rate loan interests ......................................................... — 211,894 —
Total li abilities ..........................................................................
1,045,900,867 540,539,794 28,378,193
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 3,442,672,532 $ 25,600,936,342 $ 4,018,551,952

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 4,059,882,632 $ 26,994,699,913 $ 4,543,631,039
Accumulated loss ....................................................................... (617,210,100) (1,393,763,571) (525,079,087)
NET ASSETS ..........................................................................
$ 3,442,672,532 $ 25,600,936,342 $ 4,018,551,952
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ..................................................... $ 4,088,889,401 $ 23,597,230,409 $ 3,908,938,887
(c)
  Securities loaned, at value .......................................................... $ — $ 62,143,628 $ —
(d)
  Investments, at cost — affiliated ....................................................... $ 162,686,827 $ 1,825,481,709 $ 39,335,604
(e)
  Foreign currency, at cost ........................................................... $ 4,104,043 $ 38,132,483 $ 1,841,416
(f)
  Proceeds received from short sales .................................................... $ — $ 5,919 $ —
(g)
  Premiums received ............................................................... $ 5,686,360 $ — $ —
(h)
  Proceeds received from TBA sale commitments ............................................. $ 324,899,038 $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2026

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................
$ 2,249,336,905 $ 12,230,440,052 $ 2,721,969,520
Shares outstanding ...................................................................
272,320,338 1,729,866,137 299,119,778
Net asset value .....................................................................
$ 8.26 $ 7.07 $ 9.10
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Service
Net assets .........................................................................
$ — $ 73,569,210 $ —
Shares outstanding ...................................................................
— 10,399,514 —
Net asset value .....................................................................
$ — $ 7.07 $ —
Shares authorized ...................................................................
— Unlimited —
Par value ......................................................................... $ — $ 0.001 $ —
Investor A
Net assets .........................................................................
$ 317,796,544 $ 1,100,374,489 $ 515,202,504
Shares outstanding ...................................................................
38,420,879 155,711,222 56,629,306
Net asset value .....................................................................
$ 8.27 $ 7.07 $ 9.10
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Investor A1
Net assets .........................................................................
$ — $ — $ 3,677,013
Shares outstanding ...................................................................
— — 403,831
Net asset value .....................................................................
$ — $ — $ 9.11
Shares authorized ...................................................................
— — Unlimited
Par value ......................................................................... $ — $ — $ 0.001
Investor C
Net assets .........................................................................
$ 12,019,316 $ 78,772,560 $ 16,421,110
Shares outstanding ...................................................................
1,459,901 11,128,862 1,805,755
Net asset value .....................................................................
$ 8.23 $ 7.08 $ 9.09
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Class K
Net assets .........................................................................
$ 860,913,754 $ 12,007,139,702 $ 759,740,266
Shares outstanding ...................................................................
103,904,575 1,697,484,303 83,561,541
Net asset value .....................................................................
$ 8.29 $ 7.07 $ 9.09
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Class R
Net assets .........................................................................
$ 2,606,013 $ 110,640,329 $ 1,541,539
Shares outstanding ...................................................................
314,996 15,653,234 169,492
Net asset value .....................................................................
$ 8.27 $ 7.07 $ 9.10
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001

Statements of Operations
(unaudited)
Six Months Ended March 31, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Core
Bond Portfolio
BlackRock High
Yield Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
INVESTMENT INCOME – – –
Dividends — unaffiliated ............................................................ $ 7,639 $ 10,672,417 $ —
Dividends — affiliated .............................................................. 1,808,419 33,893,585 1,268,833
Interest — affiliated ............................................................... — — 2,106
Interest — unaffiliated .............................................................. 75,891,150 876,979,740 99,594,312
Securities lending income — affiliated — net .............................................. — 74,827 —
Payment-in-kind interest — unaffiliated .................................................. — 11,325,627 6,529
Foreign taxes withheld ............................................................. — (27,174) —
Total investment income ..............................................................
77,707,208 932,919,022 100,871,780
EXPENSES
Investment advisory ............................................................... 5,803,149 53,683,272 5,933,077
Transfer agent — class specific ....................................................... 1,417,637 8,941,407 1,602,672
Administration .................................................................. 645,627 4,231,086 753,190
Service and distribution — class specific ................................................. 484,651 2,191,450 740,870
Administration — class specific ....................................................... 343,998 2,650,359 405,983
Accounting services ............................................................... 119,082 774,163 122,086
Professional .................................................................... 72,429 267,711 81,646
Registration .................................................................... 62,144 215,189 109,466
Custodian ...................................................................... 41,245 82,711 22,550
Trustees and Officer ............................................................... 29,350 188,574 32,852
Printing and postage .............................................................. 19,796 46,666 21,381
Miscellaneous ................................................................... 55,345 186,063 52,723
Total expenses excluding interest expense ..................................................
9,094,453 73,458,651 9,878,496
Interest expense ................................................................. 7,535 49,732 7,835
Total e xpenses ....................................................................
9,101,988 73,508,383 9,886,331
Less: – – –
Administration fees waived by the Manager — class specific .................................... (343,998) (161) (404,786)
Fees waived and/or reimbursed by the Manager ............................................ (308,113) (1,170,555) (41,733)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ....................... (770,303) — (748,309)
Total ex penses after fees waived and/or reimbursed ...........................................
7,679,574 72,337,667 8,691,503
Net investment income ...............................................................
70,027,634 860,581,355 92,180,277
REALIZED AND UNREALIZED GAIN (LOSS) $ (44,412,086) $ (555,818,842) $ (35,208,972)
Net realized gain (loss) from:
Investments — unaffiliated ........................................................ $ (336,627) $ 111,786,390 $ 12,031,261
Investments — affiliated .......................................................... (856,721) 546,940 —
Forward foreign currency exchange contracts ............................................ 4,483,406 36,378,980 4,664,539
Foreign currency transactions ...................................................... (1,255,785) (2,764,647) (391,323)
Futures contracts ............................................................... (8,653,332) 1,683,581 (4,875,908)
Options written ................................................................ 1,881,855 102,625 —
Short sales — unaffiliated ......................................................... 1,901 (60,445) —
Swaps   ..................................................................... (670,110) 15,269,686 (1,134,507)
(5,405,413) 162,943,110 10,294,062
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................ (33,481,508) (666,461,116) (41,342,160)
Investments — affiliated .......................................................... 90,769 (18,357,909) —
Forward foreign currency exchange contracts ............................................ (861,905) (7,508,097) (628,505)
Foreign currency translations ....................................................... 65,692 (169,491) (22,899)
Futures contracts ............................................................... (2,450,304) 11,989,209 (4,577,550)
Options written ................................................................ (1,584,101) — —
Short sales — unaffiliated ......................................................... — (3,764) —
Swaps   ..................................................................... (785,316) (37,976,925) 1,068,081
Unfunded floating rate loan interests .................................................. — (273,859) —
(39,006,673) (718,761,952) (45,503,033)
Net realized and unrealized loss .........................................................
(44,412,086) (555,818,842) (35,208,971)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 25,615,548 $ 304,762,513 $ 56,971,306
(a)
  Consolidated Statement of Operations.
See notes to financial statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Core Bond Portfolio
Six Months Ended
03/31/26
(unaudited)
Year Ended
09/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 70,027,634 $ 153,921,605
Net realized loss .................................................................................. (5,405,413) (51,481,737)
Net change in unrealized appreciation (depreciation) .......................................................... (39,006,673) (11,558,398)
Net increase in net assets resulting from operations .............................................................
25,615,548 90,881,470
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (54,263,619) (100,721,078)
Investor A ...................................................................................... (7,642,670) (12,421,282)
Investor C ...................................................................................... (245,592) (386,375)
Class K ........................................................................................ (20,792,684) (31,062,005)
Class R ........................................................................................ (43,088) (55,038)
Decrease in net assets resulting from distributions to shareholders ...................................................
(82,987,653) (144,645,778)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
51,442,974 (513,118,563)
NET ASSETS
Total decrease in net assets ............................................................................ (5,929,131) (566,882,871)
Beginning of period ..................................................................................
3,448,601,663 4,015,484,534
End of period ......................................................................................
$ 3,442,672,532 $ 3,448,601,663
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock High Yield Portfolio
(a)
BlackRock Low Duration Bond Portfolio
Six Months Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Six Months Ended
03/31/26
(unaudited)
Year Ended
09/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 860,581,355 $ 1,798,902,557 $ 92,180,277 $ 178,807,220
Net realized gain ................................................ 162,943,110 111,586,820 10,294,062 11,774,687
Net change in unrealized appreciation (depreciation) ........................ (718,761,952) 58,027,530 (45,503,033) (1,994,911)
Net increase in net assets resulting from operations ...........................
304,762,513 1,968,516,907 56,971,306 188,586,996
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income:
Institutional ................................................... (476,999,559) (915,559,140) (64,221,662) (121,872,005)
Service ...................................................... (2,896,561) (6,200,107) — —
Investor A .................................................... (39,388,566) (76,767,198) (11,331,983) (22,173,874)
Investor A1 ................................................... — — (84,449) (170,418)
Investor C .................................................... (2,542,723) (4,957,887) (299,361) (597,989)
Class K ...................................................... (449,866,899) (917,554,991) (16,811,444) (27,582,917)
Class R ...................................................... (3,837,125) (7,370,377) (33,929) (64,840)
Return of capital: – – – –
Institutional ................................................... — — — (4,844,300)
Investor A .................................................... — — — (881,391)
Investor A1 ................................................... — — — (6,774)
Investor C .................................................... — — — (23,770)
Class K ...................................................... — — — (1,096,395)
Class R ...................................................... — — — (2,577)
Decrease in net assets resulting from distributions to shareholders .................
(975,531,433) (1,928,409,700) (92,782,828) (179,317,250)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(1,575,704,510) 2,390,885,504 (243,009,924) (245,238,914)
NET ASSETS
Total increase (decrease) in net assets ................................... (2,246,473,430) 2,430,992,711 (278,821,446) (235,969,168)
Beginning of period ................................................
27,847,409,772 25,416,417,061 4,297,373,398 4,533,342,566
End of period ....................................................
$ 25,600,936,342 $ 27,847,409,772 $ 4,018,551,952 $ 4,297,373,398
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Institutional
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ...........
$ 8.40  $ 8.49  $ 7.94  $ 8.12  $ 9.88  $ 10.43
Net investment income
(a)
...................
0 .17  0 .34  0 .34  0 .29  0 .17  0 .14
Net realized and unrealized gain (loss) ..........
( 0 .11 ) ( 0 .11 ) 0 .56  ( 0 .18 ) ( 1 .69 ) ( 0 .14 )
Net increase (decrease) from investment operations .. 0.06  0.23  0.90  0.11  (1.52) 0.00
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .20 ) ( 0 .32 ) ( 0 .35 ) ( 0 .28 ) ( 0 .16 ) ( 0 .19 )
From net realized gain ..................... —  —  —  —  ( 0 .06 ) ( 0 .36 )
Return of capital ......................... —  —  —  ( 0 .01 ) ( 0 .02 ) —
Total distributions .......................... (0.20) (0.32) (0.35) (0.29) (0.24) (0.55)
Net asset value, end of period ................ $ 8.26  $ 8.40  $ 8.49  $ 7.94  $ 8.12  $ 9.88
Total Return
(c)
Based on net asset value .................... 0.73%
(d)
2.82% 11.56% 1.30% (15.67)% (0.04)%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
0.53%
(f)
0.53% 0.55% 0.54% 0.54% 0.53%
Total expenses after fees waived and/or reimbursed ..
0.43%
(f)
0.43% 0.43% 0.43% 0.44% 0.44%
Net investment income .....................
4.09%
(f)
4.12% 4.13% 3.51% 1.82% 1.35%
Supplemental Data
Net assets, end of period (000) ................ $ 2,249,337  $ 2,250,746  $ 2,836,345  $ 2,742,791  $ 2,350,703  $ 2,892,879
Portfolio turnover rate
(g)
...................... 299% 587% 583% 467% 533% 585%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
189% 412% 436% 336% 337% 387%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Investor A
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ...........
$ 8.41  $ 8.50  $ 7.95  $ 8.13  $ 9.89  $ 10.44
Net investment income
(a)
...................
0 .16  0 .32  0 .32  0 .27  0 .14  0 .11
Net realized and unrealized gain (loss) ..........
( 0 .11 ) ( 0 .11 ) 0 .56  ( 0 .18 ) ( 1 .69 ) ( 0 .14 )
Net increase (decrease) from investment operations .. 0.05  0.21  0.88  0.09  (1.55) (0.03)
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .19 ) ( 0 .30 ) ( 0 .33 ) ( 0 .26 ) ( 0 .13 ) ( 0 .16 )
From net realized gain ..................... —  —  —  —  ( 0 .06 ) ( 0 .36 )
Return of capital ......................... —  —  —  ( 0 .01 ) ( 0 .02 ) —
Total distributions .......................... (0.19) (0.30) (0.33) (0.27) (0.21) (0.52)
Net asset value, end of period ................ $ 8.27  $ 8.41  $ 8.50  $ 7.95  $ 8.13  $ 9.89
Total Return
(c)
Based on net asset value .................... 0.61%
(d)
2.57% 11.28% 1.05% (15.86)% (0.29)%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
0.79%
(f)
0.79% 0.79% 0.77% 0.81% 0.80%
Total expenses after fees waived and/or reimbursed ..
0.68%
(f)
0.68% 0.68% 0.68% 0.69% 0.69%
Net investment income .....................
3.84%
(f)
3.87% 3.89% 3.26% 1.56% 1.10%
Supplemental Data
Net assets, end of period (000) ................ $ 317,797  $ 343,321  $ 361,556  $ 359,256  $ 358,179  $ 451,800
Portfolio turnover rate
(g)
...................... 299% 587% 583% 467% 533% 585%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
189% 412% 436% 336% 337% 387%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Investor C
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ...........
$ 8.37  $ 8.46  $ 7.91  $ 8.09  $ 9.84  $ 10.40
Net investment income
(a)
...................
0 .13  0 .26  0 .26  0 .21  0 .07  0 .04
Net realized and unrealized gain (loss) ..........
( 0 .11 ) ( 0 .12 ) 0 .56  ( 0 .18 ) ( 1 .68 ) ( 0 .16 )
Net increase (decrease) from investment operations .. 0.02  0.14  0.82  0.03  (1.61) (0.12)
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .16 ) ( 0 .23 ) ( 0 .27 ) ( 0 .20 ) ( 0 .06 ) ( 0 .08 )
From net realized gain ..................... —  —  —  —  ( 0 .06 ) ( 0 .36 )
Return of capital ......................... —  —  —  ( 0 .01 ) ( 0 .02 ) —
Total distributions .......................... (0.16) (0.23) (0.27) (0.21) (0.14) (0.44)
Net asset value, end of period ................ $ 8.23  $ 8.37  $ 8.46  $ 7.91  $ 8.09  $ 9.84
Total Return
(c)
Based on net asset value .................... 0.23%
(d)
1.80% 10.49% 0.28% (16.48)% (1.14)%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.51%
(f)
1.50% 1.52% 1.54% 1.56% 1.53%
Total expenses after fees waived and/or reimbursed ..
1.43%
(f)
1.43% 1.43% 1.43% 1.44% 1.44%
Net investment income .....................
3.09%
(f)
3.12% 3.13% 2.50% 0.77% 0.36%
Supplemental Data
Net assets, end of period (000) ................ $ 12,019  $ 13,542  $ 13,666  $ 13,803  $ 14,300  $ 25,319
Portfolio turnover rate
(g)
...................... 299% 587% 583% 467% 533% 585%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
189% 412% 436% 336% 337% 387%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Class K
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 8.42  $ 8.52  $ 7.96  $ 8.14  $ 9.91  $ 10.46
Net investment income
(a)
....................
0 .17  0 .34  0 .34  0 .30  0 .17  0 .14
Net realized and unrealized gain (loss) ...........
( 0 .09 ) ( 0 .12 ) 0 .57  ( 0 .18 ) ( 1 .70 ) ( 0 .14 )
Net increase (decrease) from investment operations ... 0.08  0.22  0.91  0.12  (1.53) 0.00
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .21 ) ( 0 .32 ) ( 0 .35 ) ( 0 .28 ) ( 0 .16 ) ( 0 .19 )
From net realized gain ...................... —  —  —  —  ( 0 .06 ) ( 0 .36 )
Return of capital .......................... —  —  —  ( 0 .02 ) ( 0 .02 ) —
Total distributions ........................... (0.21) (0.32) (0.35) (0.30) (0.24) (0.55)
Net asset value, end of period ................. $ 8.29  $ 8.42  $ 8.52  $ 7.96  $ 8.14  $ 9.91
Total Return
(c)
Based on net asset value ..................... 0.88%
(d)
2.75% 11.73% 1.35% (15.68)% 0.02%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.42%
(f)
0.42% 0.43% 0.43% 0.43% 0.42%
Total expenses after fees waived and/or reimbursed ...
0.38%
(f)
0.38% 0.38% 0.38% 0.39% 0.39%
Net investment income ......................
4.14%
(f)
4.17% 4.18% 3.56% 1.81% 1.40%
Supplemental Data
Net assets, end of period (000) ................. $ 860,914  $ 839,212  $ 802,248  $ 674,059  $ 584,718  $ 952,547
Portfolio turnover rate
(g)
....................... 299% 587% 583% 467% 533% 585%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
189% 412% 436% 336% 337% 387%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class R
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ...........
$ 8.41  $ 8.51  $ 7.95  $ 8.13  $ 9.89  $ 10.45
Net investment income
(a)
...................
0 .15  0 .30  0 .30  0 .25  0 .12  0 .09
Net realized and unrealized gain (loss) ..........
( 0 .11 ) ( 0 .12 ) 0 .57  ( 0 .18 ) ( 1 .69 ) ( 0 .15 )
Net increase (decrease) from investment operations .. 0.04  0.18  0.87  0.07  (1.57) (0.06)
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .18 ) ( 0 .28 ) ( 0 .31 ) ( 0 .24 ) ( 0 .11 ) ( 0 .14 )
From net realized gain ..................... —  —  —  —  ( 0 .06 ) ( 0 .36 )
Return of capital ......................... —  —  —  ( 0 .01 ) ( 0 .02 ) —
Total distributions .......................... (0.18) (0.28) (0.31) (0.25) (0.19) (0.50)
Net asset value, end of period ................ $ 8.27  $ 8.41  $ 8.51  $ 7.95  $ 8.13  $ 9.89
Total Return
(c)
Based on net asset value .................... 0.49%
(d)
2.19% 11.13% 0.79% (16.07)% (0.64)%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.12%
(f)
1.14% 1.16% 1.15% 1.20% 1.13%
Total expenses after fees waived and/or reimbursed ..
0.93%
(f)
0.93% 0.93% 0.93% 0.94% 0.94%
Net investment income .....................
3.58%
(f)
3.61% 3.64% 3.02% 1.32% 0.87%
Supplemental Data
Net assets, end of period (000) ................ $ 2,606  $ 1,780  $ 1,669  $ 1,309  $ 1,084  $ 1,249
Portfolio turnover rate
(g)
...................... 299% 587% 583% 467% 533% 585%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
189% 412% 436% 336% 337% 387%
See notes to financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock High Yield Portfolio
Institutional
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 7.25  $ 7.23  $ 6.71  $ 6.48  $ 7.89  $ 7.42
Net investment income
(a)
....................
0 .23  0 .48  0 .49  0 .45  0 .37  0 .37
Net realized and unrealized gain (loss) ...........
( 0 .15 ) 0 .06  0 .53  0 .23  ( 1 .38 ) 0 .48
Net increase (decrease) from investment operations ... 0.08  0.54  1.02  0.68  (1.01) 0.85
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .26 ) ( 0 .52 ) ( 0 .50 ) ( 0 .45 ) ( 0 .38 ) ( 0 .38 )
From net realized gain ...................... —  —  —  —  ( 0 .00 )
(c)
—
Return of capital .......................... —  —  —  ( 0 .00 )
(c)
( 0 .02 ) —
Total distributions ........................... (0.26) (0.52) (0.50) (0.45) (0.40) (0.38)
Net asset value, end of period ................. $ 7.07  $ 7.25  $ 7.23  $ 6.71  $ 6.48  $ 7.89
Total Return
(d)
Based on net asset value ..................... 1.14%
(e)
7.79% 15.65% 10.70% (13.21)% 11.58%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.58%
(g)
0.57% 0.58% 0.58% 0.58% 0.57%
Total expenses after fees waived and/or reimbursed ...
0.58%
(g)
0.56% 0.57% 0.57% 0.57% 0.56%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.58%
(g)
0.56% 0.57% 0.57% 0.57% 0.56%
Net investment income ......................
6.46%
(g)
6.76% 6.99% 6.62% 5.03% 4.73%
Supplemental Data
Net assets, end of period (000) ................. $ 12,230,440  $ 13,303,930  $ 12,561,460  $ 10,888,212  $ 10,232,728  $ 14,197,255
Portfolio turnover rate ........................ 31% 64% 74% 66% 67% 76%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock High Yield Portfolio
Service
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 7.25  $ 7.24  $ 6.71  $ 6.48  $ 7.89  $ 7.43
Net investment income
(a)
....................
0 .22  0 .46  0 .47  0 .43  0 .34  0 .35
Net realized and unrealized gain (loss) ...........
( 0 .14 ) 0 .04  0 .54  0 .23  ( 1 .37 ) 0 .46
Net increase (decrease) from investment operations ... 0.08  0.50  1.01  0.66  (1.03) 0.81
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .26 ) ( 0 .49 ) ( 0 .48 ) ( 0 .43 ) ( 0 .36 ) ( 0 .35 )
From net realized gain ...................... —  —  —  —  ( 0 .00 )
(c)
—
Return of capital .......................... —  —  —  ( 0 .00 )
(c)
( 0 .02 ) —
Total distributions ........................... (0.26) (0.49) (0.48) (0.43) (0.38) (0.35)
Net asset value, end of period ................. $ 7.07  $ 7.25  $ 7.24  $ 6.71  $ 6.48  $ 7.89
Total Return
(d)
Based on net asset value ..................... 1.03%
(e)
7.27% 15.49% 10.40% (13.46)% 11.11%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.81%
(g)
0.92% 0.86% 0.85% 0.87% 0.86%
Total expenses after fees waived and/or reimbursed ...
0.80%
(g)
0.90% 0.85% 0.84% 0.86% 0.85%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.80%
(g)
0.90% 0.85% 0.84% 0.86% 0.85%
Net investment income ......................
6.24%
(g)
6.41% 6.71% 6.35% 4.64% 4.45%
Supplemental Data
Net assets, end of period (000) ................. $ 73,569  $ 80,881  $ 98,822  $ 81,439  $ 80,995  $ 133,295
Portfolio turnover rate ........................ 31% 64% 74% 66% 67% 76%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock High Yield Portfolio
Investor A
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 7.25  $ 7.23  $ 6.71  $ 6.47  $ 7.88  $ 7.42
Net investment income
(a)
....................
0 .22  0 .46  0 .46  0 .42  0 .35  0 .34
Net realized and unrealized gain (loss) ...........
( 0 .15 ) 0 .05  0 .53  0 .25  ( 1 .38 ) 0 .47
Net increase (decrease) from investment operations ... 0.07  0.51  0.99  0.67  (1.03) 0.81
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .25 ) ( 0 .49 ) ( 0 .47 ) ( 0 .43 ) ( 0 .36 ) ( 0 .35 )
From net realized gain ...................... —  —  —  —  ( 0 .00 )
(c)
—
Return of capital .......................... —  —  —  ( 0 .00 )
(c)
( 0 .02 ) —
Total distributions ........................... (0.25) (0.49) (0.47) (0.43) (0.38) (0.35)
Net asset value, end of period ................. $ 7.07  $ 7.25  $ 7.23  $ 6.71  $ 6.47  $ 7.88
Total Return
(d)
Based on net asset value ..................... 0.98%
(e)
7.42% 15.24% 10.49% (13.52)% 11.06%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.91%
(g)
0.92% 0.94% 0.94% 0.92% 0.91%
Total expenses after fees waived and/or reimbursed ...
0.91%
(g)
0.91% 0.92% 0.92% 0.91% 0.90%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.91%
(g)
0.90% 0.92% 0.92% 0.91% 0.90%
Net investment income ......................
6.13%
(g)
6.41% 6.64% 6.27% 4.72% 4.40%
Supplemental Data
Net assets, end of period (000) ................. $ 1,100,374  $ 1,130,232  $ 1,137,425  $ 1,069,375  $ 1,088,100  $ 1,408,666
Portfolio turnover rate ........................ 31% 64% 74% 66% 67% 76%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock High Yield Portfolio
Investor C
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 7.26  $ 7.24  $ 6.72  $ 6.48  $ 7.90  $ 7.43
Net investment income
(a)
....................
0 .20  0 .41  0 .42  0 .38  0 .29  0 .29
Net realized and unrealized gain (loss) ...........
( 0 .15 ) 0 .06  0 .53  0 .25  ( 1 .38 ) 0 .48
Net increase (decrease) from investment operations ... 0.05  0.47  0.95  0.63  (1.09) 0.77
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .23 ) ( 0 .45 ) ( 0 .43 ) ( 0 .39 ) ( 0 .31 ) ( 0 .30 )
From net realized gain ...................... —  —  —  —  ( 0 .00 )
(c)
—
Return of capital .......................... —  —  —  ( 0 .00 )
(c)
( 0 .02 ) —
Total distributions ........................... (0.23) (0.45) (0.43) (0.39) (0.33) (0.30)
Net asset value, end of period ................. $ 7.08  $ 7.26  $ 7.24  $ 6.72  $ 6.48  $ 7.90
Total Return
(d)
Based on net asset value ..................... 0.65%
(e)
6.72% 14.50% 9.76% (14.18)% 10.46%
Ratios to Average Net Assets
(f)
Total expen ses ............................
1.58%
(g)
1.58% 1.58% 1.58% 1.58% 1.57%
Total expenses after fees waived and/or reimbursed ...
1.57%
(g)
1.56% 1.56% 1.58% 1.58% 1.56%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
1.57%
(g)
1.56% 1.56% 1.58% 1.58% 1.56%
Net investment income ......................
5.46%
(g)
5.75% 6.00% 5.61% 3.98% 3.74%
Supplemental Data
Net assets, end of period (000) ................. $ 78,773  $ 80,859  $ 80,867  $ 80,427  $ 95,815  $ 159,580
Portfolio turnover rate ........................ 31% 64% 74% 66% 67% 76%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock High Yield Portfolio
Class K
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 7.25  $ 7.24  $ 6.71  $ 6.48  $ 7.89  $ 7.43
Net investment income
(a)
....................
0 .24  0 .49  0 .50  0 .45  0 .37  0 .38
Net realized and unrealized gain (loss) ...........
( 0 .15 ) 0 .05  0 .53  0 .24  ( 1 .37 ) 0 .46
Net increase (decrease) from investment operations ... 0.09  0.54  1.03  0.69  (1.00) 0.84
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .27 ) ( 0 .53 ) ( 0 .50 ) ( 0 .46 ) ( 0 .39 ) ( 0 .38 )
From net realized gain ...................... —  —  —  —  ( 0 .00 )
(c)
—
Return of capital .......................... —  —  —  ( 0 .00 )
(c)
( 0 .02 ) —
Total distributions ........................... (0.27) (0.53) (0.50) (0.46) (0.41) (0.38)
Net asset value, end of period ................. $ 7.07  $ 7.25  $ 7.24  $ 6.71  $ 6.48  $ 7.89
Total Return
(d)
Based on net asset value ..................... 1.20%
(e)
7.75% 15.92% 10.81% (13.12)% 11.53%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.48%
(g)
0.47% 0.48% 0.48% 0.49% 0.48%
Total expenses after fees waived and/or reimbursed ...
0.47%
(g)
0.46% 0.47% 0.48% 0.48% 0.47%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.47%
(g)
0.46% 0.47% 0.48% 0.48% 0.47%
Net investment income ......................
6.58%
(g)
6.85% 7.07% 6.72% 5.09% 4.86%
Supplemental Data
Net assets, end of period (000) ................. $ 12,007,140  $ 13,139,780  $ 11,427,594  $ 7,249,086  $ 6,116,737  $ 7,883,370
Portfolio turnover rate ........................ 31% 64% 74% 66% 67% 76%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock High Yield Portfolio
Class R
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 7.25  $ 7.23  $ 6.71  $ 6.47  $ 7.89  $ 7.42
Net investment income
(a)
....................
0 .21  0 .44  0 .45  0 .41  0 .33  0 .32
Net realized and unrealized gain (loss) ...........
( 0 .15 ) 0 .06  0 .53  0 .24  ( 1 .39 ) 0 .48
Net increase (decrease) from investment operations ... 0.06  0.50  0.98  0.65  (1.06) 0.80
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .24 ) ( 0 .48 ) ( 0 .46 ) ( 0 .41 ) ( 0 .34 ) ( 0 .33 )
From net realized gain ...................... —  —  —  —  ( 0 .00 )
(c)
—
Return of capital .......................... —  —  —  ( 0 .00 )
(c)
( 0 .02 ) —
Total distributions ........................... (0.24) (0.48) (0.46) (0.41) (0.36) (0.33)
Net asset value, end of period ................. $ 7.07  $ 7.25  $ 7.23  $ 6.71  $ 6.47  $ 7.89
Total Return
(d)
Based on net asset value ..................... 0.86%
(e)
7.19% 14.97% 10.22% (13.84)% 10.94%
Ratios to Average Net Assets
(f)
Total expen ses ............................
1.14%
(g)
1.14% 1.17% 1.17% 1.16% 1.15%
Total expenses after fees waived and/or reimbursed ...
1.14%
(g)
1.13% 1.16% 1.17% 1.16% 1.14%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
1.14%
(g)
1.12% 1.16% 1.17% 1.16% 1.14%
Net investment income ......................
5.90%
(g)
6.19% 6.40% 6.03% 4.51% 4.16%
Supplemental Data
Net assets, end of period (000) ................. $ 110,640  $ 111,727  $ 110,249  $ 91,412  $ 91,124  $ 109,138
Portfolio turnover rate ........................ 31% 64% 74% 66% 67% 76%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Institutional
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 9.18  $ 9.16  $ 8.82  $ 8.91  $ 9.72  $ 9.71
Net investment income
(a)
....................
0 .21  0 .41  0 .40  0 .33  0 .15  0 .12
Net realized and unrealized gain (loss) ...........
( 0 .08 ) 0 .03  0 .34  0 .00
(b)
( 0 .79 ) 0 .02
Net increase (decrease) from investment operations ... 0.13  0.44  0.74  0.33  (0.64) 0.14
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .21 ) ( 0 .40 ) ( 0 .33 ) ( 0 .42 ) ( 0 .17 ) ( 0 .13 )
Return of capital .......................... —  ( 0 .02 ) ( 0 .07 ) —  —  —
Total distributions ........................... (0.21) (0.42) (0.40) (0.42) (0.17) (0.13)
Net asset value, end of period ................. $ 9.10  $ 9.18  $ 9.16  $ 8.82  $ 8.91  $ 9.72
Total Return
(d)
Based on net asset value ..................... 1.42%
(e)
4.88% 8.63% 3.77% (6.61)% 1.47%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.47%
(g)
0.46% 0.45% 0.43% 0.43% 0.44%
Total expenses after fees waived and/or reimbursed ...
0.40%
(g)
0.40% 0.40% 0.40% 0.40% 0.40%
Net investment income ......................
4.57%
(g)
4.55% 4.49% 3.71% 1.58% 1.20%
Supplemental Data
Net assets, end of period (000) ................. $ 2,721,970  $ 3,059,208  $ 3,407,604  $ 3,599,334  $ 4,789,552  $ 6,395,606
Portfolio turnover rate
(h)
....................... 40% 182% 134% 212% 163% 129%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
N/A   175% 121% 183% 153% 125%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor A
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 9.18  $ 9.15  $ 8.82  $ 8.90  $ 9.72  $ 9.71
Net investment income
(a)
....................
0 .20  0 .39  0 .38  0 .31  0 .13  0 .09
Net realized and unrealized gain (loss) ...........
( 0 .08 ) 0 .03  0 .33  0 .01  ( 0 .80 ) 0 .03
Net increase (decrease) from investment operations ... 0.12  0.42  0.71  0.32  (0.67) 0.12
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .20 ) ( 0 .37 ) ( 0 .31 ) ( 0 .40 ) ( 0 .15 ) ( 0 .11 )
Return of capital .......................... —  ( 0 .02 ) ( 0 .07 ) —  —  —
Total distributions ........................... (0.20) (0.39) (0.38) (0.40) (0.15) (0.11)
Net asset value, end of period ................. $ 9.10  $ 9.18  $ 9.15  $ 8.82  $ 8.90  $ 9.72
Total Return
(c)
Based on net asset value ..................... 1.30%
(d)
4.73% 8.24% 3.63% (6.95)% 1.22%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.72%
(f)
0.72% 0.71% 0.69% 0.74% 0.74%
Total expenses after fees waived and/or reimbursed ...
0.65%
(f)
0.65% 0.65% 0.65% 0.65% 0.65%
Net investment income ......................
4.32%
(f)
4.30% 4.24% 3.46% 1.34% 0.96%
Supplemental Data
Net assets, end of period (000) ................. $ 515,203  $ 527,308  $ 561,166  $ 676,646  $ 916,865  $ 1,199,702
Portfolio turnover rate
(g)
....................... 40% 182% 134% 212% 163% 129%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
N/A   175% 121% 183% 153% 125%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor A1
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 9.19  $ 9.16  $ 8.83  $ 8.91  $ 9.73  $ 9.71
Net investment income
(a)
....................
0 .20  0 .40  0 .39  0 .32  0 .14  0 .11
Net realized and unrealized gain (loss) ...........
( 0 .07 ) 0 .04  0 .34  0 .01  ( 0 .80 ) 0 .03
Net increase (decrease) from investment operations ... 0.13  0.44  0.73  0.33  (0.66) 0.14
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .21 ) ( 0 .39 ) ( 0 .33 ) ( 0 .41 ) ( 0 .16 ) ( 0 .12 )
Return of capital .......................... —  ( 0 .02 ) ( 0 .07 ) —  —  —
Total distributions ........................... (0.21) (0.41) (0.40) (0.41) (0.16) (0.12)
Net asset value, end of period ................. $ 9.11  $ 9.19  $ 9.16  $ 8.83  $ 8.91  $ 9.73
Total Return
(c)
Based on net asset value ..................... 1.37%
(d)
4.89% 8.39% 3.78% (6.80)% 1.48%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.61%
(f)
0.63% 0.63% 0.63% 0.62% 0.59%
Total expenses after fees waived and/or reimbursed ...
0.50%
(f)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ......................
4.47%
(f)
4.44% 4.39% 3.62% 1.50% 1.13%
Supplemental Data
Net assets, end of period (000) ................. $ 3,677  $ 3,818  $ 4,170  $ 4,532  $ 5,134  $ 6,710
Portfolio turnover rate
(g)
....................... 40% 182% 134% 212% 163% 129%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
N/A   175% 121% 183% 153% 125%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor C
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 9.18  $ 9.15  $ 8.82  $ 8.90  $ 9.72  $ 9.70
Net investment income
(a)
....................
0 .16  0 .32  0 .31  0 .24  0 .05  0 .02
Net realized and unrealized gain (loss) ...........
( 0 .09 ) 0 .03  0 .33  0 .01  ( 0 .79 ) 0 .04
Net increase (decrease) from investment operations ... 0.07  0.35  0.64  0.25  (0.74) 0.06
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .16 ) ( 0 .31 ) ( 0 .26 ) ( 0 .33 ) ( 0 .08 ) ( 0 .04 )
Return of capital .......................... —  ( 0 .01 ) ( 0 .05 ) —  —  —
Total distributions ........................... (0.16) (0.32) (0.31) (0.33) (0.08) (0.04)
Net asset value, end of period ................. $ 9.09  $ 9.18  $ 9.15  $ 8.82  $ 8.90  $ 9.72
Total Return
(c)
Based on net asset value ..................... 0.81%
(d)
3.95% 7.43% 2.86% (7.65)% 0.57%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.46%
(f)
1.46% 1.46% 1.45% 1.45% 1.45%
Total expenses after fees waived and/or reimbursed ...
1.40%
(f)
1.40% 1.40% 1.40% 1.40% 1.40%
Net investment income ......................
3.57%
(f)
3.54% 3.49% 2.70% 0.58% 0.23%
Supplemental Data
Net assets, end of period (000) ................. $ 16,421  $ 16,497  $ 19,857  $ 26,808  $ 36,103  $ 51,625
Portfolio turnover rate
(g)
....................... 40% 182% 134% 212% 163% 129%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
N/A   175% 121% 183% 153% 125%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Class K
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 9.17  $ 9.15  $ 8.81  $ 8.90  $ 9.72  $ 9.70
Net investment income
(a)
....................
0 .21  0 .42  0 .41  0 .33  0 .15  0 .12
Net realized and unrealized gain (loss) ...........
( 0 .08 ) 0 .02  0 .34  0 .00
(b)
( 0 .79 ) 0 .04
Net increase (decrease) from investment operations ... 0.13  0.44  0.75  0.33  (0.64) 0.16
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .21 ) ( 0 .40 ) ( 0 .34 ) ( 0 .42 ) ( 0 .18 ) ( 0 .14 )
Return of capital .......................... —  ( 0 .02 ) ( 0 .07 ) —  —  —
Total distributions ........................... (0.21) (0.42) (0.41) (0.42) (0.18) (0.14)
Net asset value, end of period ................. $ 9.09  $ 9.17  $ 9.15  $ 8.81  $ 8.90  $ 9.72
Total Return
(d)
Based on net asset value ..................... 1.45%
(e)
4.93% 8.68% 3.82% (6.67)% 1.63%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.37%
(g)
0.37% 0.38% 0.37% 0.37% 0.37%
Total expenses after fees waived and/or reimbursed ...
0.35%
(g)
0.35% 0.35% 0.35% 0.35% 0.36%
Net investment income ......................
4.61%
(g)
4.60% 4.54% 3.76% 1.65% 1.23%
Supplemental Data
Net assets, end of period (000) ................. $ 759,740  $ 688,946  $ 538,692  $ 617,831  $ 814,127  $ 943,607
Portfolio turnover rate
(h)
....................... 40% 182% 134% 212% 163% 129%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
N/A   175% 121% 183% 153% 125%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Class R
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 9.18  $ 9.15  $ 8.82  $ 8.90  $ 9.72  $ 9.70
Net investment income
(a)
....................
0 .19  0 .37  0 .36  0 .29  0 .11  0 .07
Net realized and unrealized gain (loss) ...........
( 0 .08 ) 0 .03  0 .33  0 .01  ( 0 .80 ) 0 .03
Net increase (decrease) from investment operations ... 0.11  0.40  0.69  0.30  (0.69) 0.10
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .19 ) ( 0 .36 ) ( 0 .30 ) ( 0 .38 ) ( 0 .13 ) ( 0 .08 )
Return of capital .......................... —  ( 0 .01 ) ( 0 .06 ) —  —  —
Total distributions ........................... (0.19) (0.37) (0.36) (0.38) (0.13) (0.08)
Net asset value, end of period ................. $ 9.10  $ 9.18  $ 9.15  $ 8.82  $ 8.90  $ 9.72
Total Return
(c)
Based on net asset value ..................... 1.17%
(d)
4.47% 7.97% 3.37% (7.18)% 1.07%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.11%
(f)
1.12% 1.09% 1.05% 1.09% 1.07%
Total expenses after fees waived and/or reimbursed ...
0.90%
(f)
0.90% 0.90% 0.90% 0.90% 0.91%
Net investment income ......................
4.07%
(f)
4.04% 3.98% 3.21% 1.17% 0.72%
Supplemental Data
Net assets, end of period (000) ................. $ 1,542  $ 1,596  $ 1,854  $ 2,154  $ 2,721  $ 2,153
Portfolio turnover rate
(g)
....................... 40% 182% 134% 212% 163% 129%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
N/A   175% 121% 183% 153% 125%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-
sponsored retirement plans. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation:  The accompanying consolidated financial statements of High Yield  include the accounts of BR-HIYLD Subsidiary II, LLC (the “Taxable Subsidiary”),
which is a wholly-owned taxable subsidiary of High Yield. The Taxable Subsidiary enables High Yield to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investments held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for High Yield. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for High Yield. Taxes payable or deferred as of March 31, 2026 , if any, are disclosed in the Consolidated Statement of Assets and Liabilities for High Yield. High Yield may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $0, which is 0.00% of High Yield’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. On February 27, 2026, the Board of Trustees of the Trust (the “Board”) approved the dissolution of the Taxable Subsidiary, which was effective on May 6, 2026.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition : For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”) . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized .
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Core Bond Portfolio ............................................... Core Bond Diversified
BlackRock High Yield Portfolio ................................................ High Yield Diversified
BlackRock Low Duration Bond Portfolio .......................................... Low Duration Bond Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional, Service, Class K and Class R Shares .......................... No No None
Investor A Shares .............................................. Yes No
(a)
None
Investor A1 Shares ............................................. No
(b)
No
(c)
None
Investor C Shares ............................................. No Yes
(d)
To Investor A Shares after
approximately 8 years
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
(d)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
=
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.
The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.
exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
High Yield
GrafTech Global Enterprises, Inc., Delayed Draw 1st Lien Term
Loan ......................................... $ 3,506,941 $ 3,506,941 $ 3,311,885 $ (195,056)
High Yield Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 955,243 954,049 955,062 1,013
High Yield Radiate Holdco LLC, Delayed Draw 1st Lien Term Loan ....... 322,117 322,117 321,579 (538)
High Yield Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 492,569 491,338 493,185 1,847
High Yield SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 1,630,013 1,630,013 1,613,713 (16,300)
$ (209,034)

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
As of period end, the following table is a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
High Yield
Barclays Capital, Inc. .......................... $ 62,143,628 $ (62,143,628) $ — $ —
Goldman Sachs & Co. LLC ...................... — — — —
$ 62,143,628 $ (62,143,628) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options - The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the  Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of  the Funds , entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable
Subsidiary for providing investment management or administrative services. However, High Yield pays the Manager based on the Fund's net assets, which includes the assets of the Taxable Subsidiary.
With respect to High Yield, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the Manager.
The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
With respect to Core Bond and Low Duration Bond, the Manager entered into separate sub-advisory agreements with each of BIL and BlackRock (Singapore) Limited (“BSL”)
(collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and
BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six-months ended March 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Core Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.350%
$1 billion - $2 billion ..................................................................................................... 0.340
$2 billion - $3 billion ..................................................................................................... 0.330
Greater than $3 billion ................................................................................................... 0.320
High Yield
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.425
$3 billion - $25 billion .................................................................................................... 0.400
$25 billion - $30 billion ................................................................................................... 0.375
Greater than $30 billion ................................................................................................... 0.350
Low Duration
Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.310%
$1 billion - $3 billion ..................................................................................................... 0.290
$3 billion - $5 billion ...................................................................................................... 0.280
$5 billion - $10 billion .................................................................................................... 0.270
Greater than $10 billion ................................................................................................... 0.260
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% — %
Investor A ................................................................................................. 0.25 —
Investor A1 ................................................................................................ 0.10 —
Investor C ................................................................................................. 0.25 0.75
Class R .................................................................................................. 0.25 0.25
Fund Name Service Investor A Investor A1 Investor C Class R Total
Core Bond .................................................. $ — $ 415,790 $ — $ 63,869 $ 4,992 $ 484,651
High Yield ................................................... 101,685 1,404,914 — 401,649 283,202 2,191,450
Low Duration Bond ............................................ — 651,607 1,878 83,245 4,140 740,870

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended March 31, 2026, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended March 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  March 31, 2026 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended March 31, 2026, affiliates received CDSCs as follows:
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 224,169 $ — $ 33,263 $ — $ 1,277 $ 85,089 $ 200 $ 343,998
High Yield ..................................... 1,300,012 8,135 112,393 — 8,033 1,210,458 11,328 2,650,359
Low Duration Bond .............................. 279,238 — 52,129 376 1,665 72,409 166 405,983
Fund Name Institutional
High Yield ............................................................................................................... $ 37,991
Low Duration Bond ........................................................................................................ 188,751
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 2,432 $ — $ 4,703 $ — $ 159 $ 750 $ 47 $ 8,091
High Yield ..................................... 16,972 215 27,139 — 2,296 14,378 1,209 62,209
Low Duration Bond .............................. 2,344 — 3,146 135 497 688 59 6,869
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 1,198,529 $ — $ 195,458 $ — $ 6,113 $ 15,494 $ 2,043 $ 1,417,637
High Yield ..................................... 7,403,009 35,743 1,089,377 — 44,419 270,110 98,749 8,941,407
Low Duration Bond .............................. 1,314,151 — 267,626 2,587 7,091 9,234 1,983 1,602,672
Fund Name Other Fees
Core Bond ............................................................................................................. $ 5,488
High Yield .............................................................................................................. 28,371
Low Duration Bond ....................................................................................................... 9,949
Fund Name Investor A Investor C
Core Bond .................................................................................................. $ 149 $ 240
High Yield ................................................................................................... 3,255 6,061
Low Duration Bond ............................................................................................ 3,589 1,963

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the six months ended March 31, 2026 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027 , unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2026, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Core Bond ............................................................................................................. $ 32,678
High Yield .............................................................................................................. 415,742
Low Duration Bond ....................................................................................................... 26,375
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Core Bond ............................................................................................................. $ 19,804
High Yield .............................................................................................................. 754,813
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R
Core Bond ....................................... 0.43 % N/A 0.68 % N/A 1.43% 0.38% 0.93%
High Yield ........................................ 0.67 1.02% 0.92 N/A 1.72 0.58 1.28
Low Duration Bond ................................. 0.40 N/A 0.65 0.50% 1.40 0.35 0.90
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Core Bond ............................................................................................................... $ 255,631
Low Duration Bond ......................................................................................................... 15,358

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2026, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, High Yield retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specific threshold, High Yield, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending agreements were in place for the Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by High Yield is shown as securities lending income — affiliated — net in the Statements of Operation. For the six months ended March 31, 2026, the Fund paid BIM $14,928 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Core Bond
Institutional .................................................................................... $ 224,169 $ 637,888
Investor A ..................................................................................... 33,263 112,469
Investor C ..................................................................................... 1,277 2,913
Class K ...................................................................................... 85,089 15,493
Class R ...................................................................................... 200 1,540
$ 343,998 $ 770,303
High Yield
Investor A ..................................................................................... 161 —
$ 161 $ —
Low Duration Bond
Institutional .................................................................................... 279,238 602,104
Investor A ..................................................................................... 52,129 134,430
Investor A1 .................................................................................... 376 1,622
Investor C ..................................................................................... 1,665 2,824
Class K ...................................................................................... 71,212 5,773
Class R ...................................................................................... 166 1,556
$ 404,786 $ 748,309
$ — $ —

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
7. PURCHASES AND SALES
For the six months ended March 31, 2026, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended March 31, 2026, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of September 30, 2025, the Funds had non-expiring capital loss carryforwards and qualified late-year losses as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended March 31, 2026, the Funds did not borrow under the credit agreement.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Core Bond .......................................................... $ 10,396,273,465 $ 10,452,339,200 $ 1,169,037,185 $ 1,276,268,730
High Yield ........................................................... — — 7,774,691,610 10,482,319,228
Low Duration Bond .................................................... 509,367,001 604,867,827 1,060,627,045 1,226,965,874
Fund Name Purchases Sales
Core Bond .......................................................................................... $ 4,278,678,127 $ 4,280,687,359
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Qualified Late-Year
Ordinary Losses
(b)
Core Bond .......................................................................................... $ (451,719,650) $ —
High Yield ........................................................................................... (1,389,532,051) —
Low Duration Bond .................................................................................... (516,682,052) (596,979)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Bond ...................................................... $ 4,255,130,425 $ 15,269,139 $ (161,868,270) $ (146,599,131)
High Yield ...................................................... 25,475,049,184 443,868,098 (441,160,944) 2,707,154
Low Duration Bond ................................................ 3,951,991,057 38,997,692 (46,212,886) (7,215,194)

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

10.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/26
Year Ended
09/30/25
Fund Name/Share Class
Shares Amount Shares Amount
Core Bond
Institutional
Shares sold ..........................................
29,214,023 $ 244,868,176 65,204,228 $ 536,666,865
Shares issued in reinvestment of distributions .....................
5,994,522 50,256,717 10,064,657 83,067,986
Shares redeemed ......................................
(30,899,011) (259,166,962) (141,306,716) (1,164,455,894)
4,309,534 $ 35,957,931 (66,037,831) $ (544,721,043)
Investor A
Shares sold and automatic conversion of shares ....................
3,170,972 $ 26,629,131 7,966,158 $ 65,672,728
Shares issued in reinvestment of distributions .....................
872,143 7,321,433 1,417,955 11,722,421
Shares redeemed ......................................
(6,447,063) (54,108,062) (11,082,415) (91,288,577)
(2,403,948) $ (20,157,498) (1,698,302) $ (13,893,428)
Investor C
Shares sold ..........................................
122,115 $ 1,019,179 417,367 $ 3,427,893
Shares issued in reinvestment of distributions .....................
28,476 237,955 45,074 370,810
Shares redeemed and automatic conversion of shares ...............
(308,510) (2,574,757) (459,520) (3,773,385)
(157,919) $ (1,317,623) 2,921 $ 25,318
Class K
Shares sold ..........................................
11,423,519 $ 96,130,102 27,038,040 $ 223,509,088
Shares issued in reinvestment of distributions .....................
2,265,030 19,044,582 3,354,059 27,777,773
Shares redeemed ......................................
(9,403,479) (79,076,432) (24,961,348) (205,941,894)
4,285,070 $ 36,098,252 5,430,751 $ 45,344,967
Class R
Shares sold ..........................................
132,380 $ 1,104,134 46,232 $ 380,274
Shares issued in reinvestment of distributions .....................
4,334 36,362 6,195 51,210
Shares redeemed ......................................
(33,360) (278,584) (36,971) (305,861)
103,354 $ 861,912 15,456 $ 125,623
6,136,091 $ 51,442,974 (62,287,005) $ (513,118,563)
High Yield
Institutional
Shares sold ..........................................
217,275,585 $ 1,566,561,332 775,855,359 $ 5,523,420,651
Shares issued in reinvestment of distributions .....................
62,209,417 447,700,223 120,668,795 862,403,375
Shares redeemed ......................................
(384,503,696) (2,762,370,640) (798,279,379) (5,636,963,873)
(105,018,694) $ (748,109,085) 98,244,775 $ 748,860,153
Service
Shares sold ..........................................
1,398,310 $ 10,107,656 6,636,782 $ 47,341,399
Shares issued in reinvestment of distributions .....................
394,269 2,840,455 853,582 6,101,378
Shares redeemed ......................................
(2,541,774) (18,201,739) (9,994,637) (71,379,586)
(749,195) $ (5,253,628) (2,504,273) $ (17,936,809)
Investor A
Shares sold and automatic conversion of shares ....................
27,655,322 $ 199,217,063 50,426,870 $ 360,223,083
Shares issued in reinvestment of distributions .....................
5,047,938 36,320,571 9,729,988 69,500,082
Shares redeemed ......................................
(32,952,615) (237,346,489) (61,520,911) (438,852,528)
(249,355) $ (1,808,855) (1,364,053) $ (9,129,363)
Investor C
Shares sold ..........................................
1,651,320 $ 11,924,614 2,731,150 $ 19,548,236
Shares issued in reinvestment of distributions .....................
342,955 2,471,069 668,758 4,784,659
Shares redeemed and automatic conversion of shares ...............
(2,004,941) (14,446,292) (3,427,512) (24,452,847)
(10,666) $ (50,609) (27,604) $ (119,952)
Class K
Shares sold ..........................................
246,781,244 $ 1,781,722,287 687,685,149 $ 4,916,640,396
Shares issued in reinvestment of distributions .....................
57,684,885 415,440,354 120,542,659 861,644,748
Shares redeemed ......................................
(418,439,501) (3,019,415,683) (575,918,131) (4,110,368,511)
(113,973,372) $ (822,253,042) 232,309,677 $ 1,667,916,633
Class R
Shares sold ..........................................
1,493,115 $ 10,770,017 2,864,479 $ 20,443,573
Shares issued in reinvestment of distributions .....................
532,961 3,834,689 1,030,409 7,361,731
Shares redeemed ......................................
(1,786,446) (12,833,997) (3,727,275) (26,510,462)
239,630 $ 1,770,709 167,613 $ 1,294,842

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 9, 2026, the credit agreement was extended until April 2027 under substantially similar terms.
d
Six Months Ended
03/31/26
Year Ended
09/30/25
Fund Name/Share Class
Shares Amount Shares Amount
(219,761,652) $ (1,575,704,510) 326,826,135 $ 2,390,885,504
Low Duration Bond
Institutional
Shares sold ..........................................
39,208,484 $ 359,776,728 121,390,187 $ 1,104,825,120
Shares issued in reinvestment of distributions .....................
6,659,465 61,110,420 13,222,964 120,554,280
Shares redeemed ......................................
(79,895,119) (734,010,728) (173,613,501) (1,579,036,207)
(34,027,170) $ (313,123,580) (39,000,350) $ (353,656,807)
Investor A
Shares sold and automatic conversion of shares ....................
4,713,332 $ 43,256,842 11,087,708 $ 100,874,564
Shares issued in reinvestment of distributions .....................
1,143,572 10,491,799 2,286,091 20,834,239
Shares redeemed ......................................
(6,666,282) (61,168,216) (17,240,894) (156,869,141)
(809,378) $ (7,419,575) (3,867,095) $ (35,160,338)
Investor A1
Shares sold ..........................................
14 $ 128 582 $ 5,301
Shares issued in reinvestment of distributions .....................
6,628 60,855 13,093 119,420
Shares redeemed ......................................
(18,336) (168,511) (53,346) (486,496)
(11,694) $ (107,528) (39,671) $ (361,775)
Investor C
Shares sold ..........................................
332,688 $ 3,049,359 515,734 $ 4,686,462
Shares issued in reinvestment of distributions .....................
30,935 283,665 63,666 579,967
Shares redeemed and automatic conversion of shares ...............
(355,650) (3,264,245) (952,024) (8,653,019)
7,973 $ 68,779 (372,624) $ (3,386,590)
Class K
Shares sold ..........................................
15,288,683 $ 140,164,200 35,927,773 $ 327,089,768
Shares issued in reinvestment of distributions .....................
1,748,936 16,033,311 2,994,774 27,281,936
Shares redeemed ......................................
(8,570,354) (78,585,728) (22,709,438) (206,785,246)
8,467,265 $ 77,611,783 16,213,109 $ 147,586,458
Class R
Shares sold ..........................................
26,389 $ 242,425 85,257 $ 775,606
Shares issued in reinvestment of distributions .....................
3,578 32,813 7,036 64,086
Shares redeemed ......................................
(34,387) (315,041) (120,933) (1,099,554)
(4,420) $ (39,803) (28,640) $ (259,862)
(26,377,424) $ (243,009,924) (27,095,271) $ (245,238,914)

Additional Information
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
(a)
For BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in these Financial Statements
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
MXN Mexican Peso
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

March 31, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds V
BlackRock Income Fund

Table of Contents
Page
2

The Benefits and Risks of Leveraging
3
The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Income Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class D1R,
(3-mo. CME Term SOFR at 2.85% Floor +
2.85%), 6.52%, 10/15/38
(a) (b)
........... USD 1,000 $ 960,432
AGL CLO 34 Ltd., Series 2024-34A, Class A1,
(3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.01%, 01/22/38
(a) (b)
........... 1,000 1,000,506
AGL CLO 37 Ltd., Series 2024-37A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.91%, 04/22/38
(a) (b)
........... 2,000 1,998,341
AIMCO CLO, Series 2015-AA, Class A1R4,
(3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 4.92%, 10/17/38
(a) (b)
........... 2,500 2,497,502
AIMCO CLO 11 Ltd.
(a)(b)
Series 2020-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.01%, 07/17/37 ................. 2,000 2,000,262
Series 2020-11A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.57%, 07/17/37 ................. 1,000 1,001,198
AIMCO CLO 15 Ltd., Series 2021-15A, Class
D1R, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 6.42%, 04/17/38
(a) (b)
.......... 1,500 1,484,532
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (3-mo. CME Term SOFR at
0.00% Floor + 2.51%), 6.18%, 04/15/34
(a) (b)
. 1,000 1,001,033
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class D, (3-mo. CME Term SOFR at
3.95% Floor + 3.95%), 7.62%, 07/15/37
(a) (b)
. 1,000 999,935
Anchorage Capital CLO Ltd., Series 2026-22A,
Class AR4, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.81%, 01/20/39
(a) (b)
...... 4,000 3,997,437
Apidos CLO LI Ltd., Series 2024-51A, Class B,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.22%, 01/20/38
(a) (b)
........... 3,000 2,998,969
Apidos CLO XLVIII Ltd., Series 2024-48A, Class
A1, (3-mo. CME Term SOFR at 1.44% Floor +
1.44%), 5.11%, 07/25/37
(a) (b)
........... 3,500 3,502,925
Apidos CLO XXXI, Series 2019-31A, Class AR2,
(3-mo. CME Term SOFR at 1.17% Floor +
1.17%), 4.84%, 04/15/39
(a) (b)
........... 2,500 2,495,563
Apidos CLO XXXVII, Series 2021-37A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 5.06%, 10/22/34
(a) (b)
........... 6,200 6,200,830
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.18%, 11/15/37
(a) (c)
................. EUR 100 114,489
Ares Loan Funding V Ltd., Series 2024-ALF5A,
Class A1, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.17%, 07/27/37
(a) (b)
...... USD 1,000 1,000,590
Ares LVI CLO Ltd., Series 2020-56A, Class
A1R2, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 01/25/38
(a) (b)
...... 1,500 1,499,015
Ares LXVII CLO Ltd., Series 2022-67A, Class
A1R, (3-mo. CME Term SOFR at 1.19% Floor
+ 1.19%), 4.86%, 01/25/38
(a) (b)
.......... 3,500 3,493,344
Arini US CLO IV Ltd., Series 4A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor + 1.26%),
4.93%, 01/15/39
(a) (b)
................. 2,000 1,999,471
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 07/20/37
(a) (b)
...... 1,000 1,000,282
Ballyrock CLO 16 Ltd., Series 2021-16A, Class
A1R, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.15%), 4.82%, 04/20/38
(a) (b)
.......... 1,500 1,495,144
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ballyrock CLO 22 Ltd., Series 2024-22A, Class
A2, (3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 5.62%, 04/15/37
(a) (b)
........... USD 1,000 $ 1,000,251
Ballyrock CLO 26 Ltd., Series 2024-26A, Class
A1A, (3-mo. CME Term SOFR at 1.51% Floor
+ 1.51%), 5.18%, 07/25/37
(a) (b)
.......... 1,150 1,150,586
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 10/25/37
(a) (b)
.......... 2,500 2,500,476
Ballyrock CLO Ltd., Series 2019-2A, Class A1R3,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.91%, 10/25/38
(a) (b)
........... 2,000 1,999,000
BBAM European CLO I DAC, Series 1X, Class
DRR, (3-mo. EURIBOR at 3.10% Floor +
3.10%), 5.24%, 10/22/38
(a) (c)
........... EUR 100 114,957
BBAM US CLO III Ltd., Series 2023-3A, Class
A1R, (3-mo. CME Term SOFR at 1.17% Floor
+ 1.17%), 4.84%, 10/15/38
(a) (b)
.......... USD 3,000 2,993,890
BBAM US CLO VI Ltd., Series 2025-6A, Class
A1, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.06%, 01/27/39
(a) (b)
........... 3,000 2,998,729
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%), 4.09%,
06/25/47
(a)
....................... 722 719,137
Benefit Street Partners CLO Ltd.
(a)(b)
Series 2015-6BR, Class A1R, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
4.85%, 04/20/38 ................. 1,950 1,946,100
Series 2015-6BR, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.22%, 04/20/38 ................. 1,500 1,499,020
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 5.20%,
07/20/37
(a) (b)
...................... 1,620 1,619,739
Benefit Street Partners CLO X Ltd., Series 2016-
10A, Class BR3, (3-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.52%, 07/20/38
(a) (b)
. 1,250 1,250,744
Benefit Street Partners CLO XIV Ltd., Series
2018-14A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.04%, 10/20/37
(a) (b)
3,000 3,000,859
Benefit Street Partners CLO XVIII Ltd., Series
2019-18A, Class AR2, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 5.14%,
10/15/38
(a) (b)
...................... 3,000 2,997,779
Benefit Street Partners CLO XXV Ltd., Series
2021-25A, Class A1R, (3-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 4.67%,
01/15/35
(a) (b)
...................... 3,000 2,992,449
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 4.98%, 01/25/38
(a) (b)
2,500 2,499,386
Bethpage Park CLO Ltd., Series 2021-1A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 5.06%, 01/15/35
(a) (b)
........... 1,000 1,000,128
Birch Grove CLO 12 Ltd., Series 2025-12A,
Class A1, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 4.84%, 04/22/38
(a) (b)
...... 1,500 1,496,483
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 4.93%, 01/19/38
(a) (b)
.......... 2,950 2,947,379
Birch Grove CLO 9 Ltd., Series 2024-9A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.37%, 10/22/37
(a) (b)
........... 1,000 999,677

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain CLO XXV Ltd., Series 2019-25A,
Class A1RR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 01/15/38
(a) (b)
. USD 2,000 $ 2,000,842
Bridge Street CLO I Ltd., Series 2020-1A, Class
A1R, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.55%), 5.22%, 07/20/37
(a) (b)
.......... 3,000 3,001,180
Bridge Street CLO III Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.09%, 10/20/37
(a) (b)
.......... 2,000 2,001,980
Bridge Street CLO VI Ltd., Series 2025-2A, Class
A1, (3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 5.07%, 01/15/39
(a) (b)
........... 1,500 1,499,565
Bryant Park Funding Ltd., Series 2023-21A,
Class AR, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 4.94%, 10/18/38
(a) (b)
...... 3,000 2,998,510
Canyon CLO Ltd., Series 2020-3A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 10/15/37
(a) (b)
........... 1,000 1,000,840
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.28%, 10/25/37
(a) (c)
................. EUR 100 114,554
Carlyle US CLO Ltd.
(a)(b)
Series 2017-2A, Class AR2, (3-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.16%,
07/20/37 ...................... USD 1,250 1,250,709
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.07%, 10/21/37 ................. 2,500 2,502,637
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
10/15/37 ...................... 1,500 1,500,543
Series 2021-6A, Class A1R, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 4.96%,
01/15/38 ...................... 2,000 1,999,551
Series 2021-8A, Class A1R, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 4.94%,
10/15/38 ...................... 1,700 1,699,774
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.08%, 07/25/37 ................. 2,999 3,000,981
Series 2025-7A, Class A1, (3-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.88%,
01/25/39 ...................... 1,500 1,498,624
CarVal CLO I Ltd., Series 2018-1A, Class BR,
(3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 5.52%, 07/16/31
(a) (b)
........... 1,500 1,499,738
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.13%, 10/15/34
(a) (b)
........... 1,000 1,001,109
CarVal CLO X-C Ltd., Series 2024-2A, Class A,
(3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.13%, 07/20/37
(a) (b)
........... 1,000 1,000,056
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.03%, 10/24/37 ................. 3,000 3,001,099
Series 2017-1A, Class ARR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.22%, 04/21/37 ................. 2,000 2,000,955
Series 2017-1A, Class DRR, (3-mo. CME
Term SOFR at 3.70% Floor + 3.70%),
7.37%, 04/21/37 ................. 1,000 981,520
Series 2018-3A, Class A1R, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 4.94%,
10/18/38 ...................... 2,890 2,889,671
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-4A, Class AR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%), 4.89%,
01/17/38 ...................... USD 1,600 $ 1,598,609
Series 2021-4A, Class AR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
07/23/37 ...................... 2,000 2,001,018
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.91%,
10/15/38 ...................... 1,000 999,743
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.19%,
04/22/37 ...................... 2,000 2,000,584
Series 2024-3A, Class A1, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%), 5.15%,
07/21/37 ...................... 2,000 2,000,812
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
07/21/37 ...................... 1,000 1,000,541
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.20%, 04/20/37 ................. 4,000 4,001,058
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.12%, 04/20/37 ................. 1,000 1,000,000
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class A, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.98%, 04/20/38
(a) (b)
...... 5,500 5,500,830
Diameter Capital CLO 4 Ltd., Series 2022-4A,
Class ARR, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.90%, 01/15/39
(a) (b)
...... 3,000 2,998,058
Diameter Capital CLO 5 Ltd., Series 2023-5A,
Class A1R, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.91%, 01/15/39
(a) (b)
...... 3,500 3,498,209
Diameter Capital CLO 7 Ltd., Series 2024-7A,
Class A1A, (3-mo. CME Term SOFR at 1.48%
Floor + 1.48%), 5.15%, 07/20/37
(a) (b)
...... 1,225 1,225,404
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 4.84%, 04/20/38
(a) (b)
...... 2,500 2,494,653
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor +
2.16%), 5.83%, 01/20/30
(a) (b)
........... 763 763,160
Elevation CLO Ltd., Series 2026-19A, Class A1,
(3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 4.94%, 03/31/38
(a) (b)
........... 2,000 1,999,073
Elmwood CLO 14 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.30% Floor
+ 1.30%), 4.97%, 10/20/38
(a) (b)
.......... 2,500 2,501,171
Elmwood CLO 26 Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.17%, 04/18/37
(a) (b)
........... 1,000 1,000,000
Elmwood CLO I Ltd., Series 2019-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.12%
Floor + 1.12%), 4.78%, 04/20/37
(a) (b)
...... 1,700 1,694,720
Elmwood CLO II Ltd., Series 2019-2A, Class
A1RR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.02%, 10/20/37
(a) (b)
...... 2,000 2,000,586
Elmwood CLO VII Ltd., Series 2020-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.03%, 10/17/37
(a) (b)
...... 3,000 3,001,100
Elmwood CLO VIII Ltd., Series 2021-1A, Class
AR, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.22%, 04/20/37
(a) (b)
........... 1,750 1,750,840

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO XII Ltd., Series 2021-5A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.37%, 10/15/37
(a) (b)
........... USD 3,000 $ 3,003,483
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.62%, 10/15/34
(a) (c)
.......... EUR 400 458,690
Flatiron CLO 28 Ltd., Series 2024-1A, Class CR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.37%, 07/15/36
(a) (b)
........... USD 1,000 998,027
Golub Capital Partners 48 LP, Series 2020-48A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.98%, 04/17/38
(a) (b)
...... 1,750 1,750,706
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class CR2, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 5.67%,
07/20/38
(a) (b)
...................... 2,000 2,006,354
Golub Capital Partners CLO 58B-R Ltd., Series
2021-58A, Class A1R, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 4.95%,
10/25/37
(a) (b)
...................... 1,000 999,754
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class A1, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.04%, 10/25/37
(a) (b)
1,500 1,500,462
Golub Capital Partners CLO Ltd., Series 2019-
41A, Class AR2, (3-mo. CME Term SOFR at
1.33% Floor + 1.33%), 5.00%, 07/20/38
(a) (b)
. 2,625 2,626,644
Greene King Finance plc, Series B1, (Sterling
Overnight Index Average + 1.92%), 5.65%,
12/15/34
(a)
....................... GBP 100 122,707
HalseyPoint CLO 4 Ltd.
(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 5.15%,
04/20/34 ...................... USD 3,000 3,000,995
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 5.68%,
04/20/34 ...................... 700 697,881
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
A1A, (3-mo. CME Term SOFR at 1.21% Floor
+ 1.47%), 5.14%, 01/30/35
(a) (b)
.......... 1,500 1,500,375
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
CR, (3-mo. CME Term SOFR at 2.05% Floor +
2.05%), 5.72%, 01/20/38
(a) (b)
........... 1,000 1,003,225
Henley CLO IV DAC, Series 4X, Class DR,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
4.98%, 07/25/38
(a) (c)
................. EUR 400 458,923
Kennedy Lewis CLO 8 Ltd., Series 8A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 01/20/38
(a) (b)
...... USD 2,000 2,000,662
Kennedy Lewis CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 01/20/38
(a) (b)
........... 1,000 999,986
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(a) (b)
........... 576 563,517
Madison Park Funding LI Ltd., Series 2021-51A,
Class A1R, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.90%, 10/19/38
(a) (b)
...... 2,000 1,998,697
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 4.81%, 04/23/38
(a) (b)
. 2,000 1,993,429
Madison Park Funding XXXVII Ltd., Series 2019-
37A, Class AR2, (3-mo. CME Term SOFR at
1.53% Floor + 1.53%), 5.20%, 04/15/37
(a) (b)
. 1,000 1,000,399
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 6.85%, 08/15/37
(a) (b)
...... 1,500 1,474,308
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Menlo CLO IV Ltd., Series 2026-1A, Class D1,
(3-mo. CME Term SOFR at 2.50% Floor +
2.50%), 6.18%, 03/20/39
(a) (b)
........... USD 1,500 $ 1,500,000
MidOcean Credit CLO XV Ltd., Series 2024-15A,
Class A1, (3-mo. CME Term SOFR at 1.53%
Floor + 1.53%), 5.20%, 07/21/37
(a) (b)
...... 1,500 1,499,538
Morgan Stanley ABS Capital I, Inc. Trust, Series
2007-HE6, Class A2, (1-mo. CME Term SOFR
at 0.28% Floor + 0.39%), 3.93%, 05/25/37
(a)
. 1,831 1,677,257
New Mountain CLO 1 Ltd.
(a)(b)
Series CLO-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.92%, 01/15/38 ................. 1,500 1,498,858
Series CLO-1A, Class DRR, (3-mo. CME
Term SOFR at 2.85% Floor + 2.85%),
6.52%, 01/15/38 ................. 1,000 988,676
New Mountain CLO 2 Ltd., Series CLO-2A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 01/15/38
(a) (b)
.......... 1,600 1,600,960
New Mountain CLO 3 Ltd., Series CLO-3A, Class
A1R, (3-mo. CME Term SOFR at 1.33% Floor
+ 1.33%), 5.00%, 10/20/38
(a) (b)
.......... 2,500 2,501,541
New Mountain CLO 7 Ltd., Series CLO-7A, Class
A1, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 03/31/38
(a) (b)
........... 1,500 1,497,772
NYACK Park CLO Ltd., Series 2021-1A, Class
A1R, (3-mo. CME Term SOFR at 1.23% Floor
+ 1.23%), 4.90%, 10/20/38
(a) (b)
.......... 2,500 2,498,686
Oak Hill Credit Partners X-R Ltd., Series 2014-
10RA, Class AR2, (3-mo. CME Term SOFR at
1.13% Floor + 1.13%), 4.80%, 04/20/38
(a) (b)
. 3,000 2,990,383
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.26%, 01/20/38 ................. 2,000 2,001,248
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.32%,
10/22/37 ...................... 1,000 999,667
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class AR3, (3-mo. CME
Term SOFR at 1.31% Floor + 1.31%),
4.98%, 01/26/38 ................. 2,000 1,999,646
Series 2016-12A, Class A1R3, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.04%, 10/18/37 ................. 1,065 1,065,304
Series 2020-19A, Class A1R2, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
4.85%, 04/20/38 ................. 2,500 2,494,980
Series 2021-21A, Class AR, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%), 4.85%,
01/20/38 ...................... 3,000 2,994,135
Series 2021-23A, Class D1R2, (3-mo. CME
Term SOFR at 2.35% Floor + 2.35%),
6.02%, 01/17/39 ................. 1,000 967,527
Series 2025-44A, Class A, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 4.97%,
10/24/38 ...................... 3,000 3,000,796
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.42%, 01/21/38
(a) (b)
...... 1,000 999,632
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 4.99%, 01/20/38
(a) (b)
...... 4,330 4,331,299
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 4.96%, 01/22/38
(a) (b)
...... 2,000 1,999,957

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class A1R2, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 4.95%, 07/19/38
(a) (b)
. USD 2,000 $ 1,999,972
OHA Credit Funding Ltd., Series 2023-15RA,
Class A, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 4.96%, 07/20/38
(a) (b)
...... 2,000 2,000,819
OHA Credit Partners XI Ltd.
(a)(b)
Series 2015-11A, Class CR2, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
5.87%, 04/20/37 ................. 1,500 1,501,794
Series 2015-11A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
6.77%, 04/20/37 ................. 1,200 1,204,101
OHA Credit Partners XVI, Series 2021-16A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.02%, 10/18/37
(a) (b)
...... 2,950 2,950,860
OHA Credit Partners XVII Ltd., Series 2024-17A,
Class A, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 4.99%, 01/18/38
(a) (b)
...... 2,000 2,001,000
OHA Loan Funding Ltd., Series 2015-1A, Class
A1R4, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 10/19/38
(a) (b)
...... 5,000 4,998,305
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(d)
...... 658 568,805
Palmer Square CLO Ltd.
(a)(b)
Series 2021-2A, Class AR1, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.92%,
02/15/38 ...................... 2,000 1,998,603
Series 2021-3A, Class D1R, (3-mo. CME
Term SOFR at 2.80% Floor + 2.80%),
6.47%, 10/15/38 ................. 1,000 988,151
Series 2022-3A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
07/20/37 ...................... 3,000 3,000,730
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
07/20/37 ...................... 2,500 2,500,637
Series 2025-1A, Class D1, (3-mo. CME Term
SOFR at 2.45% Floor + 2.45%), 6.12%,
04/20/38 ...................... 2,500 2,417,744
Pikes Peak CLO 12 Ltd., Series 2023-12A, Class
AR, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 4.89%, 04/20/38
(a) (b)
........... 4,000 3,993,009
Pikes Peak CLO 3, Series 2019-3A, Class CRR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.08%, 10/25/34
(a) (b)
........... 1,000 1,001,201
Polen Capital CLO Ltd., Series 2025-2A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.04%, 01/20/39
(a) (b)
........... 1,500 1,500,817
PPM CLO Ltd., Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 2.15% Floor + 2.41%),
6.08%, 07/15/31
(a) (b)
................. 1,000 1,004,475
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.22%, 10/15/38
(a) (c)
................. EUR 100 114,507
Providus CLO VI DAC, Series 6X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.21%, 05/20/34
(a) (c)
................. 400 458,734
Rad CLO 27 Ltd., Series 2024-27A, Class A1,
(3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 01/15/38
(a) (b)
........... USD 1,500 1,499,815
Reese Park CLO Ltd., Series 2020-1A, Class
ARR, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 4.99%, 01/15/38
(a) (b)
.......... 2,000 2,001,031
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 07/17/37
(a) (b)
........... USD 3,500 $ 3,501,959
Regatta XIX Funding Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.27%, 10/20/38
(a) (b)
........... 1,000 1,000,960
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term
SOFR at 1.16% Floor + 1.16%), 4.83%,
04/15/38 ...................... 2,000 1,994,203
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.22%,
04/15/38 ...................... 1,100 1,095,070
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 4.85%, 01/15/38
(a) (b)
........... 3,500 3,493,034
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
6.03%, 04/20/34 ................. 1,000 1,001,066
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.13%,
10/20/31 ...................... 500 502,067
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 5.93%,
07/20/34 ...................... 1,000 1,001,009
RR 21 Ltd., Series 2022-21A, Class A1AR,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 07/15/39
(a) (b)
........... 1,000 1,000,557
RR 29 Ltd., Series 2024-29RA, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.06%, 07/15/39
(a) (b)
........... 1,000 1,000,500
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
4.82%, 04/15/40
(a) (b)
................. 3,020 3,011,054
RR 8 Ltd., Series 2020-8A, Class A1A2, (3-mo.
CME Term SOFR at 1.23% Floor + 1.23%),
4.90%, 01/15/39
(a) (b)
................. 3,000 2,998,487
Sagard-HalseyPoint CLO 10 Ltd., Series 2025-
10A, Class A1, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 10/20/38
(a) (b)
. 1,500 1,501,296
Sagard-HalseyPoint CLO 8 Ltd., Series 2024-8A,
Class C, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 5.77%, 01/30/38
(a) (b)
...... 1,250 1,253,984
SAIF Securitization Trust, Series 2026-CES1,
Class A1A, 5.40%, 02/25/56
(b) (d)
......... 1,000 999,332
Serenity-Peace Park CLO Ltd., Series 2025-1A,
Class A1, (3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 5.25%, 10/24/38
(a) (b)
...... 2,000 1,999,881
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A1R, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.06%, 10/20/37
(a) (b)
.......... 5,600 5,603,744
Silver Point CLO 1 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 4.99%, 01/20/38
(a) (b)
.......... 3,000 2,999,687
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.30%, 04/15/37
(a) (b)
........... 2,000 2,000,771
Silver Point CLO 5 Ltd.
(a)(b)
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
10/20/37 ...................... 2,500 2,500,652
Series 2024-5A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 5.77%,
10/20/37 ...................... 1,750 1,755,418

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Silver Point CLO 7 Ltd.
(a)(b)
Series 2024-7A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
01/15/38 ...................... USD 3,000 $ 3,001,781
Series 2024-7A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
01/15/38 ...................... 1,000 1,000,613
Silver Point CLO 9 Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.19%, 03/31/38
(a) (b)
........... 2,500 2,503,750
Sixth Street CLO XII Ltd., Series 2018-12A,
Class BR2, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.27%, 01/17/39
(a) (b)
...... 2,550 2,552,168
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class BR2, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.17%, 01/20/38
(a) (b)
...... 2,815 2,817,995
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1R2, (3-mo. CME Term SOFR at
1.17% Floor + 1.17%), 4.83%, 01/21/39
(a) (b)
. 3,000 2,994,059
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 4.82%, 04/17/38
(a) (b)
...... 2,500 2,491,953
Sixth Street CLO XXII Ltd., Series 2023-22A,
Class AR, (3-mo. CME Term SOFR at 1.13%
Floor + 1.13%), 4.80%, 04/21/38
(a) (b)
...... 3,500 3,491,171
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.28%, 04/20/37
(a) (c)
................. EUR 140 161,010
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.32%,
04/20/37 ...................... USD 1,000 1,000,695
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.27%,
04/20/37 ...................... 2,000 2,001,713
Symetra CLO Ltd., Series 2025-1A, Class A1,
(3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.96%, 04/20/38
(a) (b)
........... 2,000 2,000,000
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 5.05%, 01/15/34
(a) (b)
........... 2,000 2,000,504
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class CR, (3-mo. CME Term
SOFR at 2.50% Floor + 2.50%), 6.17%,
04/25/37 ...................... 600 600,689
Series 2018-11A, Class DR, (3-mo. CME Term
SOFR at 3.70% Floor + 3.70%), 7.37%,
04/25/37 ...................... 1,050 1,029,962
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 4.85%, 04/25/38
(a) (b)
.......... 2,240 2,235,419
Trestles CLO VII Ltd., Series 2024-7A, Class A1,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.05%, 10/25/37
(a) (b)
........... 1,240 1,240,283
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.09%,
07/23/37 ...................... 1,000 1,000,905
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
01/25/38 ...................... 1,250 1,249,745
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.16%, 07/23/37
(a) (b)
........... 4,000 4,000,930
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Trinitas CLO XXXI Ltd., Series 2024-31A, Class
A1, (3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 01/22/38
(a) (b)
........... USD 1,370 $ 1,370,506
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 126 170,841
Voya CLO Ltd., Series 2025-4A, Class A1, (3-mo.
CME Term SOFR at 1.29% Floor + 1.29%),
4.96%, 10/15/38
(a) (b)
................. USD 2,000 2,000,207
Warwick Capital CLO 1 Ltd., Series 2023-1A,
Class AR, (3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 4.95%, 10/20/38
(a) (b)
...... 3,000 2,999,241
Warwick Capital CLO 4 Ltd., Series 2024-4A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.07%, 07/20/37
(a) (b)
...... 5,500 5,504,765
Wellesley Park CLO Ltd., Series 2025-1A, Class
A, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.11%, 01/24/39
(a) (b)
........... 3,000 2,996,774
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.05%, 10/24/37 ................. 3,807 3,809,366
Series 2020-2A, Class BR2, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
10/24/37 ...................... 1,000 999,795
Whitebox CLO III Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27% Floor
+ 1.27%), 4.94%, 10/15/35
(a) (b)
.......... 4,100 4,101,047
Total Asset-Backed Securities — 30 .2%
(Cost: $ 380,543,209 ) .............................. 380,457,990
Shares
Shares
Common Stocks
Commercial Services & Supplies — 0.0%
WOM New Holdco
(e) (f)
.................. 416 9,568
Construction & Engineering — 0.0%
United Site Services
(e) (f)
................. 8,992 65,192
Financial Services — 0.0%
(e)(f)
Aimbridge Topco LLC .................. 1,261 56,745
New Kleo Holdco ..................... 18,919 28,428
85,173
Food Products — 0.0%
H-Food Holdings LLC
(e)
................. 2,065 38,203
Lamb Weston Holdings, Inc. ............. 548 23,158
61,361
Health Care Equipment & Supplies — 0.0%
Medline, Inc. , Class A
(e)
................. 133 5,919
Hotels, Restaurants & Leisure — 0.0%
(e)(f)
Fortrex Holdings LLC .................. 1,793 51,997
New Topco ......................... 3,743 —
51,997
IT Services — 0.0%
Travelport Technology Ltd.
(e) (f)
............. 100 102,969
Life Sciences Tools & Services — 0.0%
IQVIA Holdings, Inc.
(e)
.................. 145 24,728
Machinery — 0.0%
Ameriforge Group, Inc.
(e) (f)
............... 283 —

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 0 )
(e) (f) (g)
............... 726 $ 81,312
Metals & Mining — 0.0%
Constellium SE , Class A
(e)
............... 2,394 58,845
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP ................... 5,083 98,102
Enterprise Products Partners LP ........... 1,023 38,710
136,812
Specialized REITs — 0.0%
VICI Properties, Inc. ................... 3,407 93,079
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(e) (f)
.............. 5,686 39,802
Wireless Telecommunication Services — 0.0%
Altice France Lux 3
(e)
.................. 7,853 130,707
Total Common Stocks — 0 .1%
(Cost: $ 1,040,062 ) ............................... 947,464
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.2%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 35 35,623
ATI, Inc.
5.88% , 12/01/27 ................... 23 22,996
7.25% , 08/15/30 ................... 19 19,702
5.13% , 10/01/31 ................... 81 80,026
Axon Enterprise, Inc., 6.25%, 03/15/33
(b)
..... 10 10,208
Bombardier, Inc.
(b)
8.75% , 11/15/30 ................... 122 129,752
7.25% , 07/01/31 ................... 4 4,192
7.00% , 06/01/32 ................... 28 29,060
6.75% , 06/15/33 ................... 40 41,308
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 13 12,640
Carpenter Technology Corp., 5.63%, 03/01/34
(b)
34 33,687
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
.. EUR 244 288,902
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................. USD 200 198,986
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 30 30,184
Moog, Inc.
(b)
4.25% , 12/15/27 ................... 2 1,999
5.50% , 10/15/34 ................... 16 16,050
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 108 109,311
6.38% , 03/01/29 ................... 122 124,277
6.63% , 03/01/32 ................... 98 99,947
6.00% , 01/15/33 ................... 91 90,949
6.38% , 05/31/33 ................... 162 161,136
6.25% , 01/31/34 ................... 23 23,254
6.75% , 01/31/34 ................... 222 224,909
6.13% , 07/31/34 ................... 145 142,614
1,931,712
Air Freight & Logistics — 0.0%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ........ 26 26,690
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 12 12,481
39,171
Automobile Components — 0.4%
Allison Transmission, Inc., 5.88%, 12/01/33
(b)
.. 33 32,798
American Axle & Manufacturing, Inc.
(b)
6.38% , 10/15/32 ................... 19 18,805
7.75% , 10/15/33 ................... 19 18,497
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Clarios Global LP
6.75% , 05/15/28
(b)
.................. USD 89 $ 89,866
6.75% , 02/15/30
(b)
.................. 72 73,620
4.75% , 06/15/31
(c)
.................. EUR 371 421,045
6.75% , 09/15/32
(b)
.................. USD 116 116,928
Cyprium Corp., 6.13%, 04/15/31
(b)
......... 26 25,631
Dana, Inc.
4.25% , 09/01/30 ................... 7 6,622
4.50% , 02/15/32 ................... 10 9,332
Dometic Group AB, 5.00%, 09/11/30
(c)
...... EUR 204 225,118
Forvia SE
5.50% , 06/15/31
(c)
.................. 738 844,567
6.75% , 09/15/33
(b)
.................. USD 200 195,278
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
9 9,319
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 45 42,584
6.63% , 07/15/30 ................... 14 13,690
Icahn Enterprises LP
5.25% , 05/15/27 ................... 36 35,277
9.75% , 01/15/29 ................... 43 42,275
4.38% , 02/01/29 ................... 47 40,108
10.00% , 11/15/29
(b)
................. 24 23,644
IHO Verwaltungs GmbH, 7.00%, (7.00% Cash or
7.75% PIK), 11/15/31
(c) (h)
............. EUR 335 404,829
Mahle GmbH, 6.50%, 05/02/31
(c)
......... 189 220,889
Motherson Global Investments BV, 5.63%,
07/11/29
(c)
...................... USD 275 278,910
Schaeffler AG
(c)
4.25% , 04/01/28 ................... EUR 100 114,232
4.75% , 08/14/29 ................... 600 689,976
5.38% , 04/01/31 ................... 100 116,854
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... USD 72 71,744
ZF Europe Finance BV
(c)
7.00% , 06/12/30 ................... EUR 700 825,336
5.50% , 02/17/32 ................... 300 327,142
5,334,916
Automobiles — 0.7%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(c)
...................... GBP 532 540,369
Mercedes-Benz Finance North America LLC,
5.25%, 11/29/27
(b)
................. USD 2,595 2,633,935
Nissan Motor Acceptance Co. LLC
6.95% , 09/15/26
(c)
.................. 75 75,370
6.95% , 09/15/26
(b)
.................. 3,055 3,070,052
6.13% , 09/30/30
(b)
.................. 54 51,896
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(c)
.................. EUR 488 558,351
7.75% , 07/17/32
(b)
.................. USD 200 202,519
6.38% , 07/17/33
(c)
.................. EUR 100 115,000
RCI Banque SA
(c)
4.25% , 05/23/34 ................... 300 341,043
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37
(a)
................ 700 783,143
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
.... USD 29 28,179
8,399,857
Banks — 3.2%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (c)
EUR 100 115,607
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a) (c) (i)
.......... USD 673 658,726
ANB Tier 1 Sukuk Co. Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.60%), 6.40%
(a) (c) (i)
................ 200 195,699

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Australia & New Zealand Banking Group Ltd.
(c)
(3-mo. ASX Australia Bank Bill Short Term
Rates Mid + 1.68%), 5.69% , 08/14/40
(a)
.. AUD 360 $ 235,258
6.17% , 08/14/45 ................... 530 350,209
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (c)
..................... EUR 325 372,882
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ...................... USD 850 815,201
(1-day SOFR + 1.83%), 4.57% , 04/27/33 .. 11,145 10,950,134
BPCE SA, (1-day SOFR + 2.61%), 6.92%,
01/14/46
(a) (b)
..................... 3,745 3,829,603
CBQ Finance Ltd., 2.00%, 05/12/26
(c)
....... 250 248,750
Citigroup, Inc., 4.30%, 11/20/26 .......... 500 500,084
Eurobank SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25% , 04/30/35 ................. EUR 125 141,278
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.00% , 02/07/36 ................. 296 332,406
HSBC Holdings plc, (1-day SOFR + 1.57%),
5.22%, 05/13/31
(a)
................. USD 400 403,180
ING Groep NV, (1-day SOFR + 1.56%), 6.08%,
09/11/27
(a)
...................... 7,875 7,923,966
JPMorgan Chase & Co., 3.63%, 12/01/27 .... 300 296,638
KeyCorp, (SOFR Index + 2.42%), 6.40%,
03/06/35
(a)
...................... 1,830 1,940,243
Metropolitan Bank & Trust Co., 5.50%, 03/06/34
(c)
275 278,437
Mizuho Financial Group, Inc., (1-day SOFR +
1.25%), 4.90%, 07/08/31
(a)
............ 275 277,358
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.10%), 6.00%, 08/06/34
(a) (c)
.... 250 256,925
National Australia Bank Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates Mid +
1.70%), 5.77%, 07/30/40
(a) (c)
........... AUD 390 256,541
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (c)
EUR 600 725,288
Riyad Sukuk Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.25%), 6.21%, 07/14/35
(a) (c)
........... USD 400 397,836
Riyad T1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.91%), 5.50%
(a) (c) (i)
................ 200 194,118
Saudi Awwal Bank, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.20%), 5.95%, 09/04/35
(a) (c)
........... 200 195,880
Standard Chartered plc
(a)(c)
(1-day SOFR + 1.68%), 5.33% , 05/13/31 .. 400 407,424
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.10% ,
01/11/35 ...................... 200 207,438
Sumitomo Mitsui Financial Group, Inc., (1-day
SOFR + 1.19%), 4.84%, 07/08/31
(a)
...... 200 201,407
US Bancorp, (1-day SOFR + 1.56%), 5.38%,
01/23/30
(a)
...................... 1,020 1,044,584
Wells Fargo & Co.
(1-day SOFR + 2.10%), 4.90% , 07/25/33
(a)
. 6,713 6,678,670
5.38% , 11/02/43 ................... 500 467,392
40,899,162
Biotechnology — 0.1%
(c)
Biocon Biologics Global plc, 6.67%, 10/09/29 .. 300 295,800
Grifols SA
7.13% , 05/01/30 ................... EUR 630 752,718
Security
Par (000)
Par (000) Value
Biotechnology (continued)
7.50% , 05/01/30 ................... EUR 104 $ 124,330
1,172,848
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 .. USD 200 180,924
B&M European Value Retail plc
6.50% , 11/27/31
(c)
.................. GBP 593 741,519
Getty Images, Inc.
(b)
11.25% , 02/21/30 .................. USD 107 96,363
10.50% , 11/15/30 .................. 14 12,556
Match Group Holdings II LLC
(b)
4.63% , 06/01/28 ................... 49 47,904
3.63% , 10/01/31 ................... 14 12,447
6.13% , 09/15/33 ................... 33 32,070
Prosus NV
(c)
4.34% , 07/15/35 ................... EUR 150 169,465
4.03% , 08/03/50 ................... USD 532 354,977
1,648,225
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
...................... 50 50,434
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
...................... 27 27,871
Builders FirstSource, Inc.
(b)
6.38% , 03/01/34 ................... 16 15,795
6.75% , 05/15/35 ................... 20 19,981
EMRLD Borrower LP
6.38% , 12/15/30
(c)
.................. EUR 619 728,258
6.63% , 12/15/30
(b)
.................. USD 297 302,067
6.75% , 07/15/31
(b)
.................. 37 38,053
HT Troplast GmbH, 9.38%, 07/15/28
(c)
...... EUR 463 541,767
JELD-WEN Holding, Inc., 7.00%, 09/01/32
(b)
.. USD 6 2,797
JELD-WEN, Inc., 4.88%, 12/15/27
(b)
....... 28 18,985
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 ................... 39 38,423
9.75% , 07/15/28 ................... 39 38,960
Quikrete Holdings, Inc.
(b)
6.38% , 03/01/32 ................... 123 124,723
6.75% , 03/01/33 ................... 52 52,813
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
...................... 49 48,630
Standard Building Solutions, Inc.
(b)
6.50% , 08/15/32 ................... 47 47,024
6.25% , 08/01/33 ................... 79 78,112
5.88% , 03/15/34 ................... 34 32,782
Standard Industries, Inc.
(b)
4.75% , 01/15/28 ................... 14 13,839
4.38% , 07/15/30 ................... 49 46,186
3.38% , 01/15/31 ................... 44 39,440
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 34 24,646
2,331,586
Capital Markets — 3.8%
Abu Dhabi Developmental Holding Co. PJSC,
5.25%, 10/02/54
(c)
................. 225 198,619
Apollo Debt Solutions BDC
6.90% , 04/13/29 ................... 4,265 4,363,912
5.88% , 08/30/30 ................... 20 19,685
6.70% , 07/29/31 ................... 9 9,105
6.55% , 03/15/32 ................... 16 16,062
Ares Strategic Income Fund
(b)
5.45% , 09/09/28 ................... 6,000 5,937,561
5.80% , 09/09/30 ................... 25 24,309
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 10 9,682
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 5,399 5,320,977

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
China Ping An Insurance Overseas Holdings Ltd.,
6.13%, 05/16/34
(c)
................. USD 200 $ 211,928
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 31 28,719
Deutsche Bank AG, (1-day SOFR + 2.51%),
6.82%, 11/20/29
(a)
................. 3,350 3,517,392
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
64 63,561
Golub Capital Private Credit Fund, 5.45%,
08/15/28
(b)
...................... 9,255 9,127,257
Jane Street Group
(b)
6.13% , 11/01/32 ................... 9 8,900
6.75% , 05/01/33 ................... 38 38,554
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
..... 6,830 7,374,276
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
... 453 428,316
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 .. 4,373 4,360,859
(1-day SOFR + 1.73%), 5.47% , 01/18/35 .. 885 899,624
Nomura Holdings, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.30%), 5.04%, 06/10/36
(a)
............ 400 388,021
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 ................... 42 42,005
8.00% , 08/01/33 ................... 69 68,117
UBS Group AG, (1-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.60%),
6.33%, 12/22/27
(a) (b)
................ 5,700 5,775,621
48,233,062
Chemicals — 0.5%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(b) (h)
.......... 156 120,588
Avient Corp., 6.25%, 11/01/31
(b)
.......... 18 18,126
Celanese US Holdings LLC
7.00% , 02/15/31 ................... 3 3,081
6.75% , 04/15/33 ................... 18 18,467
7.38% , 02/15/34 ................... 35 35,858
Chemours Co. (The)
(b)
5.75% , 11/15/28 ................... 98 97,032
4.63% , 11/15/29 ................... 47 44,075
7.88% , 03/15/34 ................... 26 25,992
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 142 138,256
EQUATE Petrochemical Co. KSC, 4.25%,
11/03/26
(c)
...................... 300 296,906
FIS Fabbrica Italiana Sintetici SpA, (3-mo.
EURIBOR + 3.25%), 5.28%, 02/05/31
(a) (c)
... EUR 200 226,646
FMC Corp.
3.45% , 10/01/29 ................... USD 25 22,331
4.50% , 10/01/49 ................... 7 4,332
6.38% , 05/18/53 ................... 5 3,767
INEOS Finance plc
(c)
6.38% , 04/15/29 ................... EUR 220 239,402
7.25% , 03/31/31 ................... 633 665,059
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29
(c)
452 431,622
Italmatch Chemicals SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.13%),
6.15% , 02/05/31
(a)
................ 109 121,491
6.25% , 02/05/31 ................... 100 109,652
Itelyum Regeneration SpA, 5.75%, 04/15/30
(c)
. 100 114,012
Kronos International, Inc., 9.50%, 03/15/29
(c)
.. 683 678,206
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 379 9,361
Maxam Prill SARL, 6.00%, 07/15/30
(c)
...... 783 894,401
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... USD 20 20,461
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 29 28,508
Olympus Water US Holding Corp.
5.38% , 10/01/29
(c)
.................. EUR 100 106,738
Security
Par (000)
Par (000) Value
Chemicals (continued)
6.75% , 08/01/32
(b)
.................. USD 200 $ 190,465
6.13% , 02/15/33
(c)
.................. EUR 279 309,972
7.25% , 02/15/33
(b)
.................. USD 200 190,820
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
... 64 62,768
Sasol Financing USA LLC
4.38% , 09/18/26 ................... 200 198,826
6.50% , 09/27/28 ................... 227 229,059
8.75% , 04/10/33
(b)
.................. 200 200,000
SCIL IV LLC, 9.50%, 07/15/28
(c)
.......... EUR 359 427,560
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ................... USD 19 18,574
4.38% , 02/01/32 ................... 40 37,359
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 52 50,719
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
...................... 50 49,302
Synthomer plc, 7.38%, 05/02/29
(c)
......... EUR 200 148,046
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 ................... USD 219 201,419
7.38% , 03/01/31 ................... 43 43,111
6.63% , 08/15/32 ................... 52 50,666
7.00% , 08/01/33 ................... 51 49,530
6,932,566
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The)
(b)
4.88% , 07/15/32 ................... 9 8,407
5.88% , 10/15/33 ................... 65 62,953
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
.................. 200 195,284
4.88% , 06/01/28
(c)
.................. GBP 500 640,445
6.00% , 06/01/29
(b)
.................. USD 217 209,682
6.88% , 06/15/30
(b)
.................. 126 127,724
7.88% , 02/15/31
(b)
.................. 279 287,709
Amber Finco plc
6.63% , 07/15/29
(c)
.................. EUR 825 978,540
APCOA GmbH, 6.00%, 04/15/31
(c)
........ 679 768,618
APi Group DE, Inc., 4.13%, 07/15/29
(b)
...... USD 52 49,519
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 24 23,858
Bidvest Group UK plc (The), 6.20%, 09/17/32
(b)
. 200 199,460
Biffa Group Holdings Ltd.
(c)
5.25% , 06/15/31 ................... EUR 265 296,310
7.38% , 06/15/31 ................... GBP 250 323,121
Brink's Co. (The)
(b)
6.50% , 06/15/29 ................... USD 18 18,278
6.75% , 06/15/32 ................... 41 41,501
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... 4 4,062
Currenta Group Holdings SARL, 5.50%,
05/15/30
(c)
...................... EUR 173 198,450
Deluxe Corp., 8.13%, 09/15/29
(b)
......... USD 13 13,495
Garda World Security Corp.
(b)
7.75% , 02/15/28 ................... 20 20,345
6.00% , 06/01/29 ................... 13 12,374
8.25% , 08/01/32 ................... 60 59,372
8.38% , 11/15/32 ................... 238 238,162
GFL Environmental Holdings US, Inc., 5.50%,
02/01/34
(b)
...................... 66 64,733
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 ................... 50 48,606
4.75% , 06/15/29 ................... 4 3,925
4.38% , 08/15/29 ................... 12 11,675
6.75% , 01/15/31 ................... 17 17,592
Group Laboratories South Africa Pty. Ltd.
(b)(e)(j)
5.88% , 11/01/28 ................... 16 8,240
9.50% , 11/01/28 ................... 87 44,805
8.63% , 10/01/31 ................... 33 16,995

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Luna 1.5 SARL, 10.50%, (10.50% Cash or
11.25% PIK), 07/01/32
(c) (h)
............ EUR 184 $ 225,437
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
........ 122 138,702
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 80 78,453
Paprec Holding SA, 4.13%, 07/15/30
(c)
...... EUR 346 392,182
Reworld Holding Corp., 4.88%, 12/01/29
(b)
.... USD 40 37,498
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 65 65,793
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(b)
...................... 92 94,146
Techem Verwaltungsgesellschaft 675 mbH
(c)
4.63% , 07/15/32 ................... EUR 100 112,251
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
5.03% , 07/15/32
(a)
................ 100 115,061
Verisure Holding AB, 7.13%, 02/01/28
(c)
..... 431 506,607
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 18 18,706
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 175 176,969
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 ................... 39 38,367
6.63% , 06/15/29 ................... 36 36,405
6.63% , 04/15/30 ................... 22 22,347
7.38% , 10/01/31 ................... 6 6,152
7,059,316
Communications Equipment — 0.0%
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
..... 13 12,197
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
............ 65 64,928
Arcosa, Inc.
(b)
4.38% , 04/15/29 ................... 43 41,484
6.88% , 08/15/32 ................... 4 4,098
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
...................... 182 166,332
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.... 29 28,130
GMR Hyderabad International Airport Ltd.,
4.25%, 10/27/27
(c)
................. 400 392,444
Heathrow Finance plc, 6.63%, 03/01/31
(c)
.... GBP 500 656,348
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(c)
...................... USD 200 200,000
Weekley Homes LLC, 6.75%, 01/15/34
(b)
..... 20 19,155
1,572,919
Consumer Finance — 0.6%
Ally Financial, Inc.
(SOFR Index + 1.96%), 5.74% , 05/15/29
(a)
. 2,095 2,127,673
8.00% , 11/01/31 ................... 400 443,531
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40
(a)
..................... 2,210 2,133,163
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... 17 17,522
7.25% , 01/15/31 ................... 14 14,136
6.25% , 02/15/34 ................... 29 26,953
GGAM Finance Ltd.
(b)
8.00% , 06/15/28 ................... 41 42,552
6.88% , 04/15/29 ................... 25 25,556
5.88% , 03/15/30 ................... 38 37,858
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 59 59,867
Manappuram Finance Ltd., 7.38%, 05/12/28
(c)
. 200 200,970
Muangthai Capital PCL, 7.55%, 07/21/30
(c)
... 475 470,250
Muthoot Finance Ltd.
(c)
7.13% , 02/14/28 ................... 450 452,250
6.38% , 03/02/30 ................... 825 812,625
Navient Corp.
9.38% , 07/25/30 ................... 2 1,949
7.88% , 06/15/32 ................... 16 14,265
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
OneMain Finance Corp.
6.63% , 05/15/29 ................... USD 18 $ 18,017
5.38% , 11/15/29 ................... 45 43,394
7.88% , 03/15/30 ................... 60 61,919
6.13% , 05/15/30 ................... 39 38,136
4.00% , 09/15/30 ................... 12 10,837
7.50% , 05/15/31 ................... 5 5,027
7.13% , 11/15/31 ................... 9 8,917
6.75% , 03/15/32 ................... 67 65,006
7.13% , 09/15/32 ................... 13 12,803
6.50% , 03/15/33 ................... 43 41,105
6.75% , 09/15/33 ................... 76 72,873
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
97 97,610
7,356,764
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
(b)
5.50% , 03/31/31 ................... 20 19,774
5.63% , 03/31/32 ................... 18 17,721
6.25% , 03/15/33 ................... 52 52,349
5.75% , 03/31/34 ................... 70 68,484
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
... GBP 325 396,690
Boots Group Finco LP
(c)
5.38% , 08/31/32 ................... EUR 162 186,297
7.38% , 08/31/32 ................... GBP 100 131,450
Cencosud SA, 5.95%, 05/28/31
(b)
......... USD 358 365,142
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... 18 18,739
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
5.64% , 07/01/29
(a) (c)
............... EUR 225 259,534
Market Bidco Finco plc, 6.75%, 01/31/31
(c)
.... 247 274,256
New Immo Holding SA
(c)
5.88% , 04/17/28 ................... 200 231,597
4.88% , 12/08/28 ................... 100 112,886
4.95% , 11/14/30 ................... 100 111,118
Ocado Group plc
(c)
6.25% , 08/06/29
(k)
.................. GBP 200 230,989
11.00% , 06/15/30 .................. 266 351,039
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 ................... USD 25 24,014
6.13% , 09/15/32 ................... 82 82,151
5.63% , 03/01/34 ................... 75 72,337
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 23 23,018
US Foods, Inc., 4.75%, 02/15/29
(b)
........ 22 21,707
3,051,292
Containers & Packaging — 0.2%
Ardagh Group SA
9.50% , 12/01/30
(c)
.................. 561 588,559
9.50% , 12/01/30
(b)
.................. 12 12,182
12.00% , ( 12.00 % Cash or 7.50 % PIK),
12/01/30
(c) (h)
.................... EUR 423 389,106
Ardagh Metal Packaging Finance USA LLC
3.00% , 09/01/29
(c)
.................. 266 277,374
4.00% , 09/01/29
(b)
.................. USD 270 247,239
Ball Corp.
3.13% , 09/15/31 ................... 29 26,117
5.50% , 09/15/33 ................... 17 17,010
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... 42 41,247
6.88% , 01/15/30 ................... 26 25,271
6.75% , 04/15/32 ................... 48 45,415
Crown Americas LLC, 5.88%, 06/01/33 ..... 63 62,971
Fiber Midco SpA, 10.75%, (10.75% Cash or
10.75% PIK), 06/15/29
(c) (h)
............ EUR 117 92,500

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Kleopatra Finco SARL, (1M EURIBOR + 2.00%),
6.00%, 01/30/31
(a)
................. EUR 195 $ 199,130
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/30 ................... USD 410 410,000
9.25% , 04/15/30 ................... 38 35,308
OI European Group BV, 5.25%, 06/01/29
(c)
... EUR 400 456,088
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... USD 22 21,945
7.25% , 02/15/31 ................... 10 10,486
6.50% , 07/15/32 ................... 6 6,294
2,964,242
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(b)
.............. 10 9,479
Azelis Finance NV, 4.13%, 03/10/31
(c)
...... EUR 139 156,397
Gates Corp., 6.88%, 07/01/29
(b)
.......... USD 34 34,885
Resideo Funding, Inc.
(b)
4.00% , 09/01/29 ................... 21 19,846
6.50% , 07/15/32 ................... 36 35,470
256,077
Diversified Consumer Services — 0.1%
Multiversity SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.28% , 05/17/31
(a)
................ EUR 100 115,100
7.13% , 05/17/31 ................... 559 646,387
Service Corp. International
3.38% , 08/15/30 ................... USD 2 1,845
4.00% , 05/15/31 ................... 56 52,200
5.75% , 10/15/32 ................... 101 100,806
Sotheby's, 7.38%, 10/15/27
(b)
............ 200 199,042
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 85 86,912
1,202,292
Diversified REITs — 0.6%
Digital Realty Trust, Inc., 1.88%, 11/15/29
(b) (k)
.. 10 10,586
GLP Capital LP, 3.25%, 01/15/32 ......... 1,570 1,399,612
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
.............. 97 91,574
Trust Fibra Uno, 7.70%, 01/23/32
(c)
........ 334 352,664
Uniti Group LP
(b)
6.50% , 02/15/29 ................... 11 10,684
6.00% , 01/15/30 ................... 8 7,524
8.63% , 06/15/32 ................... 99 100,830
VICI Properties LP, 5.13%, 05/15/32 ....... 5,900 5,814,209
7,787,683
Diversified Telecommunication Services — 0.7%
Altice France SA
4.75% , 10/15/30
(c)
.................. EUR 660 722,176
6.88% , 10/15/30
(b)
.................. USD 8 7,290
6.50% , 10/15/31
(b)
.................. 11 10,325
6.50% , 04/15/32
(b)
.................. 43 40,742
5.63% , 07/15/32
(c)
.................. EUR 155 170,988
6.88% , 07/15/32
(b)
.................. USD 180 170,748
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(b)
.. 98 97,286
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
... 36 37,092
Black Pearl Compute LLC, 6.13%, 02/15/31
(b)
.. 103 104,833
CCO Holdings LLC
6.38% , 09/01/29
(b)
.................. 152 152,467
4.75% , 03/01/30
(b)
.................. 119 112,916
4.25% , 02/01/31
(b)
.................. 32 29,167
4.75% , 02/01/32
(b)
.................. 33 29,838
4.50% , 05/01/32 ................... 2 1,786
7.00% , 02/01/33
(b)
.................. 41 41,113
4.50% , 06/01/33
(b)
.................. 32 27,860
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.25% , 01/15/34
(b)
.................. USD 122 $ 104,370
7.38% , 02/01/36
(b)
.................. 108 107,551
Cipher Compute LLC, 7.13%, 11/15/30
(b)
..... 116 120,179
Comcast Corp., 4.05%, 11/01/52 ......... 260 186,268
eircom Finance DAC, 5.00%, 04/30/31
(c)
..... EUR 531 609,672
Fibercop SpA
(c)
4.75% , 06/30/30 ................... 337 386,335
5.13% , 06/30/32 ................... 100 114,429
Flash Compute LLC, 7.25%, 12/31/30
(b)
..... USD 153 154,039
Frontier Communications Holdings LLC
5.00% , 05/01/28
(b)
.................. 165 164,974
6.75% , 05/01/29
(b)
.................. 15 15,019
5.88% , 11/01/29 ................... 22 21,965
6.00% , 01/15/30
(b)
.................. 28 28,167
8.75% , 05/15/30
(b)
.................. 41 42,070
IHS Holding Ltd., 6.25%, 11/29/28
(b)
........ 431 426,759
Iliad SA, 4.25%, 01/09/32
(c)
............. EUR 300 339,553
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
. 503 582,849
Level 3 Financing, Inc.
(b)
3.63% , 01/15/29 ................... USD 8 7,500
6.88% , 06/30/33 ................... 254 259,126
7.00% , 03/31/34 ................... 258 264,085
8.50% , 01/15/36 ................... 312 325,665
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(b)
...................... 278 274,801
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... 352 364,159
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 173 192,668
Turk Telekomunikasyon A/S, 6.95%, 10/07/32
(b)
308 299,866
Verizon Communications, Inc.
3.88% , 02/08/29 ................... 325 321,892
4.50% , 08/10/33 ................... 500 484,967
Virgin Media Secured Finance plc
4.25% , 01/15/30
(c)
.................. GBP 124 145,028
4.13% , 08/15/30
(c)
.................. 100 114,665
4.50% , 08/15/30
(b)
.................. USD 200 177,370
Windstream Services LLC
(b)
8.25% , 10/01/31 ................... 194 202,760
7.50% , 10/15/33 ................... 79 82,133
WULF Compute LLC, 7.75%, 10/15/30
(b)
..... 134 141,595
Zayo Group Holdings, Inc.
(a)(b)(h)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 221 219,939
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 35 32,714
9,071,759
Electric Utilities — 0.7%
Adani Transmission Step-One Ltd., 4.00%,
08/03/26
(c)
...................... 200 199,000
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
...................... 316 292,729
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 33 33,483
California Buyer Ltd.
5.63% , 02/15/32
(c)
.................. EUR 477 532,939
Chugoku Electric Power Co., Inc. (The), 5.74%,
01/14/35
(c)
...................... USD 200 205,343
Continuum Energy Aura Pte. Ltd., 9.50%,
02/24/27
(c)
...................... 200 201,187
ContourGlobal Power Holdings SA
(c)
5.00% , 02/28/30 ................... EUR 470 543,222
4.38% , 07/31/31 ................... 299 327,275
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.40%), 4.63%, 09/16/54
(a) (c)
........... 300 344,550
Minejesa Capital BV
4.63% , 08/10/30
(c)
.................. USD 130 127,853
5.63% , 08/10/37
(b)
.................. 389 372,390
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)
...................... 290 284,711

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NRG Energy, Inc.
(b)
5.75% , 07/15/29 ................... USD 71 $ 70,894
6.00% , 02/01/33 ................... 76 76,019
5.75% , 01/15/34 ................... 73 72,009
6.25% , 11/01/34 ................... 82 82,654
6.00% , 01/15/36 ................... 214 212,054
Pacific Gas & Electric Co., 4.20%, 06/01/41 ... 4,040 3,255,548
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
8 7,812
Public Power Corp. SA, 4.25%, 10/31/30
(c)
... EUR 148 169,073
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31
(b)
USD 375 363,633
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(c)
...................... 200 186,200
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(c)
................. 159 159,375
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a) (e) (f) (j)
.............. 815 —
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 ................... 27 28,282
6.88% , 04/15/32 ................... 38 39,328
VoltaGrid LLC, 7.38%, 11/01/30
(b)
......... 183 189,004
XPLR Infrastructure Operating Partners LP
(b)
8.38% , 01/15/31 ................... 76 80,005
8.63% , 03/15/33 ................... 11 11,621
7.75% , 04/15/34 ................... 124 128,061
8,596,254
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 37 36,290
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 118 112,847
3.75% , 02/15/31 ................... 51 47,304
Zebra Technologies Corp., 6.50%, 06/01/32 ... 13 13,089
209,530
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.25% , 04/01/28 ................... 28 28,000
6.63% , 09/01/32 ................... 92 93,808
Archrock Services LP, 6.00%, 02/01/34
(b)
.... 38 37,622
Deepocean Ltd., 6.00%, 04/08/31
(c)
........ EUR 324 380,881
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. USD 13 13,734
Enerflex, Inc., 6.88%, 01/15/31
(b)
......... 5 5,105
Kodiak Gas Services LLC
(b)
7.25% , 02/15/29 ................... 61 63,200
5.88% , 04/01/31 ................... 62 62,307
6.50% , 10/01/33 ................... 39 39,421
6.75% , 10/01/35 ................... 47 47,748
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
.... 21 21,497
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 13 13,385
Oceaneering International, Inc., 6.00%, 02/01/28 19 19,077
OEG Finance plc, 7.25%, 09/27/29
(c)
....... EUR 663 789,307
Star Holding LLC, 8.75%, 08/01/31
(b)
....... USD 38 38,552
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 25 26,633
Transocean International Ltd.
(b)
8.25% , 05/15/29 ................... 3 3,100
8.75% , 02/15/30 ................... 8 8,737
8.50% , 05/15/31 ................... 24 25,171
7.88% , 10/15/32 ................... 22 23,507
USA Compression Partners LP
(b)
7.13% , 03/15/29 ................... 55 56,275
6.25% , 10/01/33 ................... 68 67,786
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 24 24,869
Weatherford International Ltd., 6.75%, 10/15/33
(b)
78 79,698
1,969,420
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... USD 9 $ 9,247
Discovery Global Holdings, Inc., 5.05%, 03/15/42 147 96,844
Live Nation Entertainment, Inc.
(b)
4.75% , 10/15/27 ................... 16 15,900
3.75% , 01/15/28 ................... 51 49,737
Pinewood Finco plc, 6.00%, 03/27/30
(c)
...... GBP 800 1,033,046
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 22 17,167
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(b) (d)
..................... 55 50,463
Warnermedia Holdings, Inc., 4.28%, 03/15/32 . 48 42,480
1,314,884
Financial Services — 1.2%
Block, Inc.
2.75% , 06/01/26 ................... 36 35,836
5.63% , 08/15/30
(b)
.................. 41 40,773
6.50% , 05/15/32 ................... 105 105,959
6.00% , 08/15/33
(b)
.................. 54 53,108
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (h)
............. GBP 200 261,285
CrossCountry Intermediate HoldCo LLC
(b)
6.50% , 10/01/30 ................... USD 13 12,391
6.75% , 12/01/32 ................... 4 3,764
CS Treasury Management Services P Ltd.,
9.00%
(b) (d) (i)
..................... 102 102,191
Far East Horizon Ltd.
(c)
6.63% , 04/16/27 ................... 290 291,812
5.88% , 03/05/28 ................... 200 199,250
Freedom Mortgage Holdings LLC
(b)
6.88% , 05/01/31 ................... 11 10,284
9.13% , 05/15/31 ................... 44 44,726
8.38% , 04/01/32 ................... 2 1,967
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
.. EUR 501 581,956
Global Payments, Inc., 2.15%, 01/15/27 ..... USD 8,745 8,586,194
Intrum Investments & Financing AB, 8.00%,
09/11/27
(c)
...................... EUR 403 462,561
ION Platform Finance SARL
(c)
7.88% , 05/01/29 ................... 717 769,945
6.50% , 09/30/30 ................... 210 201,167
6.88% , 09/30/32 ................... 161 148,449
NTT Finance Corp., 3.68%, 07/16/33
(c)
...... 175 199,971
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... USD 22 22,505
7.13% , 11/15/30 ................... 16 15,900
6.88% , 05/15/32 ................... 51 49,215
6.75% , 02/15/34 ................... 18 16,845
Piramal Finance Ltd., 7.80%, 01/29/28
(c)
..... 200 201,375
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(c)
...................... EUR 523 571,743
Progroup AG
(c)
5.13% , 04/15/29 ................... 129 148,504
5.38% , 04/15/31 ................... 269 304,345
Rocket Cos., Inc.
(b)
6.50% , 08/01/29 ................... USD 67 67,754
6.13% , 08/01/30 ................... 110 111,015
7.13% , 02/01/32 ................... 72 74,213
6.38% , 08/01/33 ................... 125 126,343
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... 58 57,373
4.00% , 10/15/33 ................... 14 12,549
Sammaan Capital Ltd., 7.50%, 10/16/30
(c)
.... 275 266,819
Shift4 Payments LLC
6.75% , 08/15/32
(b)
.................. 129 126,852
5.50% , 05/15/33
(c)
.................. EUR 513 559,008
UWM Holdings LLC
(b)
6.63% , 02/01/30 ................... USD 33 31,125

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
6.25% , 03/15/31 ................... USD 101 $ 91,979
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 15 14,665
WEX, Inc., 6.50%, 03/15/33
(b)
........... 45 44,081
Worldline SA
(c)
0.00% , 07/30/26
(k) (l)
................. EUR 33 38,133
0.88% , 06/30/27 ................... 100 108,330
4.13% , 09/12/28 ................... 100 105,028
15,279,288
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
....... USD 10 9,847
Chobani Holdco II LLC, 9.50%, (9.50% Cash or
9.50% PIK), 10/01/29
(b) (h)
............. 189 191,753
Chobani LLC
(b)
4.63% , 11/15/28 ................... 81 79,625
7.63% , 07/01/29 ................... 160 163,497
Darling Global Finance BV, 4.50%, 07/15/32
(c)
. EUR 337 387,598
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... USD 47 47,329
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 ................... 3 3,054
9.63% , 09/15/32 ................... 11 11,203
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(c)
.. EUR 729 795,956
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.90%, 12/15/29
(a) (c)
........... 146 169,022
Lamb Weston Holdings, Inc.
(b)
4.88% , 05/15/28 ................... USD 30 29,648
4.13% , 01/31/30 ................... 23 21,897
4.38% , 01/31/32 ................... 36 33,442
MHP Lux SA, 10.50%, 07/28/29
(b)
......... 200 201,000
Post Holdings, Inc.
(b)
4.50% , 09/15/31 ................... 11 10,228
6.25% , 02/15/32 ................... 12 12,124
6.38% , 03/01/33 ................... 17 16,748
6.25% , 10/15/34 ................... 44 43,085
6.50% , 03/15/36 ................... 56 54,842
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.... 32 30,796
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(c)
EUR 289 336,555
2,649,249
Gas Utilities — 0.0%
(b)
AmeriGas Partners LP, 9.50%, 06/01/30 ..... USD 15 15,891
Ferrellgas LP, 9.25%, 01/15/31 .......... 21 21,881
Promigas SA ESP, 3.75%, 10/16/29 ........ 245 225,559
Suburban Propane Partners LP, 5.00%, 06/01/31 12 11,291
274,622
Ground Transportation — 0.5%
Albion Financing 1 SARL, 5.38%, 05/21/30
(c)
.. EUR 198 229,364
BCP V Modular Services Finance II plc
(c)
6.13% , 11/30/28 ................... GBP 622 769,662
6.50% , 07/10/31 ................... EUR 393 385,959
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
...................... 235 185,743
Boels Topholding BV
5.75% , 05/15/30
(c)
.................. 914 1,061,433
EC Finance plc, 3.25%, 10/15/26
(c) (d)
....... 200 226,568
Edge Finco plc, 8.13%, 08/15/31
(c)
........ GBP 786 1,073,163
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. USD 53 53,633
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 15 13,162
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.65% , 07/31/30
(a)
................ EUR 137 157,749
5.00% , 04/30/31 ................... 595 676,245
Loxam SAS
(c)
6.38% , 05/31/29 ................... 90 106,721
4.25% , 02/15/30 ................... 189 214,389
4.25% , 02/15/31 ................... 256 287,134
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Mobico Group plc, 4.88%, 09/26/31
(c)
....... EUR 261 $ 233,535
RXO, Inc., 6.38%, 05/15/31
(b)
............ USD 15 14,393
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
6.78% , 04/22/30 ................. EUR 124 133,295
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.27% , 02/24/31
(b) (c)
............... 100 106,239
Watco Cos. LLC, 7.13%, 08/01/32
(b)
....... USD 26 26,702
5,955,089
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 ................... 87 84,913
3.88% , 11/01/29 ................... 36 33,775
Bausch + Lomb Corp.
8.38% , 10/01/28
(b)
.................. 195 201,338
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.89% , 01/15/31
(a) (c)
............... EUR 156 180,317
Hologic, Inc., 3.25%, 02/15/29
(b)
.......... USD 2 1,997
Insulet Corp., 6.50%, 04/01/33
(b)
.......... 20 20,414
Medline Borrower LP
(b)
6.25% , 04/01/29 ................... 109 111,069
5.25% , 10/01/29 ................... 172 170,485
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 38 39,912
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
22 22,725
866,945
Health Care Providers & Services — 0.2%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 12 12,286
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 78 77,136
Clariane SE, 7.88%, 06/27/30
(c)
.......... EUR 300 358,782
Community Health Systems, Inc.
(b)
5.25% , 05/15/30 ................... USD 2 1,885
4.75% , 02/15/31 ................... 94 86,661
10.88% , 01/15/32 .................. 36 38,623
9.75% , 01/15/34 ................... 180 186,816
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 39 40,321
DaVita, Inc.
(b)
6.88% , 09/01/32 ................... 8 8,195
6.75% , 07/15/33 ................... 5 5,086
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 155 187,626
Gruppo San Donato SpA, 6.50%, 10/31/31
(c)
.. 326 365,503
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 19 16,645
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 83 80,301
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 13 13,747
11.00% , 10/15/30 .................. 76 81,736
8.38% , 02/15/32 ................... 37 39,513
10.00% , 06/01/32 .................. 43 43,913
Mehilainen Yhtiot Oy
(c)
5.13% , 06/30/32 ................... EUR 360 414,657
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.51% , 06/30/32
(a)
................ 100 115,380
Molina Healthcare, Inc.
(b)
3.88% , 11/15/30 ................... USD 25 22,351
6.50% , 02/15/31 ................... 41 40,307
6.25% , 01/15/33 ................... 9 8,726
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 54 52,045
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 14 14,518
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 84 87,024
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
176 172,863
Tenet Healthcare Corp.
6.75% , 05/15/31 ................... 125 127,767
5.50% , 11/15/32
(b)
.................. 22 21,797

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.00% , 11/15/33
(b)
.................. USD 34 $ 34,403
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
56 54,099
2,810,712
Health Care REITs — 0.0%
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
17 17,146
MPT Operating Partnership LP
0.99% , 10/15/26 ................... EUR 200 221,256
7.00% , 02/15/32
(c)
.................. 210 238,873
8.50% , 02/15/32
(b)
.................. USD 141 142,947
620,222
Health Care Technology — 0.0%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 70 71,084
Hotel & Resort REITs — 0.0%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 39 39,478
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 14 14,025
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 ................... 44 42,653
6.50% , 04/01/32 ................... 79 80,431
6.50% , 06/15/33 ................... 49 49,896
5.75% , 03/15/34 ................... 68 67,106
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.... 52 48,703
Service Properties Trust
0.00% , 09/30/27
(b) (l)
................. 32 29,114
8.63% , 11/15/31
(b)
.................. 228 238,105
8.88% , 06/15/32 ................... 23 22,796
XHR LP, 6.63%, 05/15/30
(b)
............. 12 12,115
644,422
Hotels, Restaurants & Leisure — 1.1%
1011778 BC ULC
(b)
3.88% , 01/15/28 ................... 62 60,604
5.63% , 09/15/29 ................... 15 15,033
4.00% , 10/15/30 ................... 24 22,558
Acushnet Co., 5.63%, 12/01/33
(b)
......... 13 12,899
Allwyn Entertainment Financing UK plc
(c)
7.25% , 04/30/30 ................... EUR 917 1,095,806
4.63% , 08/15/31 ................... 181 200,509
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
...................... 100 110,102
Arcos Dorados BV, 6.38%, 01/29/32
(b)
...... USD 359 366,826
Betclic Everest Group SAS, 5.13%, 12/10/31
(c)
. EUR 141 161,072
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... USD 45 43,650
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 ................... 34 32,704
7.00% , 02/15/30 ................... 156 157,927
6.50% , 02/15/32 ................... 67 66,220
Carnival Corp.
(b)
5.88% , 06/15/31 ................... 26 26,320
5.75% , 08/01/32 ................... 18 17,994
6.13% , 02/15/33 ................... 122 123,223
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 44 43,407
5.75% , 04/01/30 ................... 130 128,565
6.75% , 05/01/31 ................... 76 77,429
Cirsa Finance International SARL
(c)
4.88% , 10/15/31 ................... EUR 100 113,788
(3-mo. EURIBOR + 3.00%), 5.15% ,
10/15/32
(a)
..................... 143 164,516
CPUK Finance Ltd., 4.50%, 08/28/27
(c)
...... GBP 359 459,554
Deuce Finco plc
(c)
7.00% , 11/20/31 ................... 300 391,014
(3-mo. EURIBOR + 3.50%), 5.65% ,
11/20/32
(a)
..................... EUR 154 177,568
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Elior Group SA
5.63% , 03/15/30
(c)
.................. EUR 621 $ 724,456
Entain plc, 4.88%, 11/30/31
(c)
............ 522 592,262
Essendi SA
(c)
5.38% , 05/15/30 ................... 100 113,153
5.50% , 11/15/31 ................... 142 160,475
5.63% , 05/15/32 ................... 328 366,764
(3-mo. EURIBOR + 3.75%), 5.73% ,
05/15/32
(a)
..................... 109 124,941
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... USD 34 32,495
6.75% , 01/15/30 ................... 32 29,889
Flutter Treasury DAC, 4.00%, 06/04/31
(c)
..... EUR 237 264,407
Fortune Star BVI Ltd.
(c)
6.80% , 09/09/29 ................... USD 200 188,985
5.88% , 11/20/30 ................... EUR 275 294,814
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
...................... CHF 700 878,651
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... USD 35 34,146
Hilton Domestic Operating Co., Inc.
(b)
6.13% , 04/01/32 ................... 26 26,390
5.88% , 03/15/33 ................... 47 47,287
5.75% , 09/15/33 ................... 7 6,969
5.50% , 03/31/34 ................... 29 28,332
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 ................... 43 43,834
7.50% , 09/01/31 ................... 6 6,158
6.25% , 10/01/33 ................... 18 17,634
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 49 50,029
Lottomatica Group SpA
(c)
5.38% , 06/01/30 ................... EUR 100 117,715
4.88% , 01/31/31 ................... 298 347,163
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.26% , 06/01/31
(a)
................ 119 137,800
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 61 45,120
Meituan, 4.63%, 10/02/29
(c)
............. 500 497,295
Melco Resorts Finance Ltd.
5.75% , 07/21/28
(c)
.................. 200 196,386
5.38% , 12/04/29
(b)
.................. 200 191,750
7.63% , 04/17/32
(c)
.................. 200 203,047
7.63% , 04/17/32
(b)
.................. 400 406,094
6.50% , 09/24/33
(b)
.................. 415 398,163
MGM Resorts International, 6.13%, 09/15/29 .. 42 42,249
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 51 49,461
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 28 28,664
NCL Corp. Ltd.
(b)
5.88% , 01/15/31 ................... 5 4,858
6.75% , 02/01/32 ................... 9 8,931
6.25% , 09/15/33 ................... 127 123,233
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 ................... EUR 100 119,320
10.00% , 10/11/28 .................. GBP 148 203,146
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(b)
...................... USD 55 30,250
Rivers Enterprise Borrower LLC
(b)
6.25% , 10/15/30 ................... 17 16,957
6.63% , 02/01/33 ................... 18 17,865
Sands China Ltd., 4.38%, 06/18/30
(d)
....... 200 192,824
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
33 28,389
Six Flags Entertainment Corp., 8.63%, 01/15/32
(b)
14 14,023
Station Casinos LLC
(b)
4.63% , 12/01/31 ................... 20 18,674

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.63% , 03/15/32 ................... USD 36 $ 36,139
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.62% ,
07/31/29
(a)
..................... EUR 100 113,068
10.75% , 07/31/29 .................. GBP 171 224,095
Studio City Co. Ltd., 7.00%, 02/15/27
(c)
...... USD 200 199,600
TUI Cruises GmbH, 5.00%, 05/15/30
(c)
...... EUR 147 165,397
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 ................... USD 23 22,810
6.50% , 05/15/32 ................... 37 37,417
Viking Cruises Ltd.
(b)
7.00% , 02/15/29 ................... 13 13,024
9.13% , 07/15/31 ................... 16 16,879
5.88% , 10/15/33 ................... 75 74,048
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 41 40,938
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 36 37,376
Wyndham Hotels & Resorts, Inc., 5.63%,
03/01/33
(b)
...................... 18 17,712
Wynn Macau Ltd.
5.63% , 08/26/28
(b)
.................. 200 196,592
5.63% , 08/26/28
(c)
.................. 268 263,434
6.75% , 02/15/34
(b)
.................. 305 296,613
6.75% , 02/15/34
(c)
.................. 350 340,375
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 27 26,651
7.13% , 02/15/31 ................... 55 57,653
6.25% , 03/15/33 ................... 43 42,553
13,763,110
Household Durables — 0.6%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 ................... 25 23,618
6.88% , 08/01/33 ................... 17 16,400
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 7 6,966
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 32 30,362
4.88% , 02/15/30 ................... 31 28,462
Century Communities, Inc., 6.63%, 09/15/33
(b)
. 21 20,573
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 12 12,193
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 7 7,029
Installed Building Products, Inc., 5.63%,
02/01/34
(b)
...................... 27 26,346
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 ................... 62 61,298
8.38% , 10/01/33 ................... 48 47,467
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 24 24,555
7.00% , 11/15/32 ................... 28 25,963
Maison Finco plc, 7.25%, 04/30/32
(c)
....... GBP 157 194,820
Mattamy Group Corp., 6.00%, 12/15/33
(b)
.... USD 18 16,903
Meritage Homes Corp., 1.75%, 05/15/28
(k)
.... 47 45,261
Newell Brands, Inc.
8.50% , 06/01/28
(b)
.................. 24 24,773
6.63% , 09/15/29 ................... 7 6,832
6.38% , 05/15/30 ................... 10 9,599
6.63% , 05/15/32 ................... 15 14,355
7.50% , 04/01/46
(d)
.................. 8,142 6,533,195
Risewell Homes, Inc.
(b)
9.25% , 10/01/29 ................... 25 25,253
8.50% , 11/01/30 ................... 7 6,845
Somnigroup International, Inc., 3.88%, 10/15/31
(b)
43 39,094
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 14 14,464
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(b)
...................... 13 13,011
Security
Par (000)
Par (000) Value
Household Durables (continued)
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... USD 2 $ 1,995
7,277,632
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA, 6.30%, 03/15/29
(b)
........ 275 281,016
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 ................... 50 49,333
3.75% , 01/15/32 ................... 41 37,374
Constellation Energy Generation LLC
(b)
4.63% , 02/01/29 ................... 16 15,806
5.00% , 02/01/31 ................... 14 14,038
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 9 9,355
San Miguel Global Power Holdings Corp., (5-Year
US Treasury Yield Curve Rate T Note Constant
Maturity + 7.73%), 8.75%
(a) (c) (i)
.......... 200 198,064
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
.. 8 8,393
TransAlta Corp., 5.88%, 02/01/34
(b)
........ 25 24,832
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (i)
..................... 21 21,222
XPLR Infrastructure LP, 2.50%, 06/15/26
(b) (k)
.. 92 91,080
750,513
Industrial REITs — 0.0%
Trust 2401, 6.95%, 01/30/44
(b)
........... 200 194,176
Insurance — 0.6%
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 ................... 128 125,447
6.75% , 10/15/27 ................... 16 15,988
6.75% , 04/15/28 ................... 145 145,790
5.88% , 11/01/29 ................... 84 81,273
7.00% , 01/15/31 ................... 26 26,221
6.50% , 10/01/31 ................... 5 4,910
7.38% , 10/01/32 ................... 145 143,615
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 ................... 12 12,070
4.88% , 06/30/29 ................... 45 43,108
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(b)
...................... 71 67,332
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
41 37,075
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
.................. EUR 1,035 1,188,052
7.75% , 02/15/31
(b)
.................. USD 200 202,344
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
200 195,953
Asurion LLC
(b)
8.00% , 12/31/32 ................... 130 134,868
8.38% , 02/01/34 ................... 104 100,970
Fubon Life Singapore Pte. Ltd., 5.45%,
12/10/35
(c)
...................... 400 393,624
Howden UK Refinance plc
(b)
7.25% , 02/15/31 ................... 197 198,659
8.13% , 02/15/32 ................... 109 102,128
HUB International Ltd.
(b)
7.25% , 06/15/30 ................... 373 382,103
7.38% , 01/31/32 ................... 473 482,442
Jones Deslauriers Insurance Management, Inc.
(b)
8.50% , 03/15/30 ................... 39 39,641
6.88% , 10/01/33 ................... 75 68,611
Meiji Yasuda Life Insurance Co.
(a)(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.03%), 5.80% ,
09/11/54 ...................... 200 197,672
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.91%), 6.10% ,
06/11/55 ...................... 600 600,548

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Nanshan Life Pte. Ltd.
(c)
5.45% , 09/11/34 ................... USD 200 $ 193,090
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 5.88% ,
03/17/41
(a)
..................... 200 193,952
NN Group NV, (3-mo. EURIBOR + 4.00%),
6.00%, 11/03/43
(a) (c)
................ EUR 619 781,126
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. USD 355 356,192
RLGH Finance Bermuda Ltd., 6.75%, 07/02/35
(c)
275 282,894
Ryan Specialty LLC
(b)
4.38% , 02/01/30 ................... 25 24,219
5.88% , 08/01/32 ................... 32 31,628
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.25%, 05/07/35
(a) (c)
.... 400 411,520
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 100 118,189
USI, Inc., 7.50%, 01/15/32
(b)
............ USD 76 77,000
7,460,254
Interactive Media & Services — 0.0%
Snap, Inc.
(b)
6.88% , 03/01/33 ................... 77 72,709
6.88% , 03/15/34 ................... 61 57,375
130,084
IT Services — 1.9%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
...................... EUR 350 383,364
Atos SE, 9.36%, 12/18/29
(c) (d)
............ 564 734,339
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... USD 19,290 19,833,132
Cedacri SpA, (3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.61%, 05/15/28
(a) (c)
........... EUR 149 166,818
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... USD 40 38,866
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(c)
................ EUR 459 538,014
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 115 114,293
ION Platform Finance US, Inc., 5.75%,
05/15/28
(b)
...................... 735 697,408
OVH Groupe SA
4.75% , 02/05/31
(c)
.................. EUR 600 672,556
United Group BV, 5.25%, 02/01/30
(c)
....... 238 268,302
23,447,092
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.... USD 14 13,268
Machinery — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
... 13 13,064
Chart Industries, Inc.
(b)
7.50% , 01/01/30 ................... 73 75,840
9.50% , 01/01/31 ................... 30 31,515
Columbus McKinnon Corp., 7.13%, 02/01/33
(b)
. 25 24,989
CompoSecure Holdings LLC, 5.63%, 02/01/33
(b)
122 119,188
Enpro, Inc., 6.13%, 06/01/33
(b)
........... 19 19,218
Esab Corp.
(b)
6.25% , 04/15/29 ................... 30 30,447
5.63% , 04/01/31 ................... 65 65,456
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
...................... 41 26,187
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.77%,
04/15/29
(a) (c)
..................... EUR 313 361,824
King US Bidco, Inc., (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 12/01/32
(a) (c)
...... 218 250,740
LSF12 Helix Parent LLC, 7.13%, 02/01/33
(b)
... USD 75 72,180
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. 16 16,708
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
59 56,840
Security
Par (000)
Par (000) Value
Machinery (continued)
Terex Corp.
(b)
5.00% , 05/15/29 ................... USD 2 $ 1,970
6.25% , 10/15/32 ................... 42 42,274
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
.. EUR 38 43,662
1,252,102
Media — 0.6%
Block Communications, Inc., 10.25%, 03/01/31
(b)
USD 11 10,064
Cable One, Inc., 1.13%, 03/15/28
(k)
........ 36 27,072
Charter Communications Operating LLC, 5.13%,
07/01/49 ....................... 1,000 767,780
Clear Channel Outdoor Holdings, Inc.
(b)
7.75% , 04/15/28 ................... 108 108,512
7.50% , 06/01/29 ................... 72 72,304
7.88% , 04/01/30 ................... 116 121,394
7.13% , 02/15/31 ................... 93 97,436
7.50% , 03/15/33 ................... 144 152,496
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 36 31,128
CSC Holdings LLC, 11.25%, 05/15/28
(b)
..... 200 163,429
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 42 41,956
8.88% , 02/01/30 ................... 59 58,869
10.00% , 02/15/31 .................. 125 127,603
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 30 29,391
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 118 116,988
5.75% , 12/01/28 ................... 108 104,457
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 199 205,019
EchoStar Corp.
10.75% , 11/30/29 .................. 159 171,446
6.75% , 11/30/30 ................... 244 246,165
Gray Media, Inc.
(b)
10.50% , 07/15/29 .................. 20 21,253
9.63% , 07/15/32 ................... 69 68,996
7.25% , 08/15/33 ................... 63 63,483
Lamar Media Corp.
4.00% , 02/15/30 ................... 4 3,817
5.38% , 11/01/33
(b)
.................. 26 25,447
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 33 30,734
Neptune Bidco US, Inc.
(b)
9.29% , 04/15/29 ................... 50 50,139
10.38% , 05/15/31 .................. 44 44,396
9.50% , 02/15/33 ................... 46 44,631
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 13 12,969
4.25% , 01/15/29 ................... 89 85,796
4.63% , 03/15/30 ................... 49 47,277
7.38% , 02/15/31 ................... 28 29,196
SES SA, 4.88%, 06/24/33
(c)
............. EUR 101 114,685
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 72 73,193
Sirius XM Radio LLC
(b)
5.00% , 08/01/27 ................... 43 42,940
4.00% , 07/15/28 ................... 26 25,097
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 46 43,794
Summer BC Holdco B SARL
(c)
5.88% , 02/15/30 ................... EUR 251 249,549
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.23% , 02/15/30
(a)
................ 200 200,866
Sunrise FinCo. I BV, 4.63%, 05/15/32
(c)
...... 302 341,068
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. USD 400 392,528
Univision Communications, Inc.
(b)
8.00% , 08/15/28 ................... 108 109,619
7.38% , 06/30/30 ................... 45 44,097

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
8.50% , 07/31/31 ................... USD 48 $ 48,234
9.38% , 08/01/32 ................... 20 20,612
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
. 14 14,328
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................. GBP 164 192,284
Virgin Media O2 Vendor Financing Notes VII
DAC, 7.50%, 07/15/33
(c)
............. EUR 162 164,094
Virgin Media O2 Vendor Financing Notes VIII
DAC, 8.88%, 07/15/33
(c)
............. GBP 118 137,821
VZ Secured Financing BV, 5.25%, 01/15/33
(c)
.. EUR 1,002 1,067,721
Ziggo Bond Co. BV
3.38% , 02/28/30
(c)
.................. 109 106,261
5.13% , 02/28/30
(b)
.................. USD 223 191,353
6.13% , 11/15/32
(c)
.................. EUR 300 294,275
Ziggo BV, 2.88%, 01/15/30
(c)
............ 100 106,160
7,162,222
Metals & Mining — 0.6%
ABJA Investment Co. Pte. Ltd., 5.45%,
01/24/28
(c)
...................... USD 200 201,518
AngloGold Ashanti Holdings plc, 3.38%, 11/01/28 472 451,940
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... 22 22,906
11.50% , 10/01/31 .................. 166 179,363
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
..... 49 48,996
Commercial Metals Co.
(b)
5.75% , 11/15/33 ................... 39 38,590
6.00% , 12/15/35 ................... 40 39,434
Constellium SE, 5.63%, 06/15/28
(b)
........ 250 248,768
Corp. Nacional del Cobre de Chile, 5.53%,
01/30/37
(b)
...................... 390 382,083
CSN Resources SA, 4.63%, 06/10/31
(c)
..... 224 136,360
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 107 105,918
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
.... 341 340,277
Freeport-McMoRan, Inc., 5.45%, 03/15/43 ... 260 245,982
Kaiser Aluminum Corp.
(b)
4.50% , 06/01/31 ................... 136 128,484
5.88% , 03/01/34 ................... 117 114,879
Marcobre SAC, 5.75%, 01/22/36
(b)
........ 336 325,382
Navoi Mining & Metallurgical Combinat, 6.70%,
10/17/28
(b)
...................... 237 241,076
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 32 33,074
Nexa Resources SA, 6.75%, 04/09/34
(b)
..... 335 348,819
Novelis Corp.
(b)
4.75% , 01/30/30 ................... 87 81,998
6.88% , 01/30/30 ................... 39 39,338
3.88% , 08/15/31 ................... 8 7,125
6.38% , 08/15/33 ................... 82 80,433
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(c)
. EUR 100 109,677
Samarco Mineracao SA
(h)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(c)
..................... USD 649 638,854
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
..................... 99 97,518
Stillwater Mining Co., 4.50%, 11/16/29
(b)
..... 406 382,204
Vale Overseas Ltd.
6.40% , 06/28/54 ................... 165 166,020
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 6.00% ,
02/25/56
(a) (b)
.................... 374 369,100
Vedanta Resources Finance II plc
10.88% , 09/17/29
(b)
................. 410 429,270
10.88% , 09/17/29
(c)
................. 300 314,100
11.25% , 12/03/31
(b)
................. 200 212,812
11.25% , 12/03/31
(c)
................. 200 212,812
9.85% , 04/24/33
(b)
.................. 224 229,343
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Volcan Cia Minera SAA, 8.50%, 10/28/32
(b)
... USD 374 $ 380,508
7,384,961
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 36 35,383
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 19 19,563
6.00% , 04/15/30 ................... 10 9,981
6.50% , 07/01/30 ................... 7 7,149
6.50% , 10/15/30 ................... 47 47,668
119,744
Multi-Utilities — 0.0%
AGL Energy Ltd.
(c)
5.35% , 09/30/32 ................... AUD 240 158,643
5.77% , 09/30/35 ................... 200 131,358
290,001
Office REITs — 0.1%
Alstria Office AG
(c)
4.25% , 10/15/29 ................... EUR 200 220,536
5.50% , 03/20/31 ................... 600 686,684
907,220
Oil, Gas & Consumable Fuels — 1.5%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... USD 44 45,890
Antero Midstream Partners LP
(b)
5.38% , 06/15/29 ................... 55 54,824
6.63% , 02/01/32 ................... 6 6,132
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 19 22,182
5.88% , 06/30/29 ................... 13 12,988
6.63% , 07/15/33 ................... 21 21,361
Azule Energy Finance plc, 8.25%, 01/22/31
(b)
.. 325 328,100
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 25 25,827
7.25% , 07/15/32 ................... 20 20,775
Breakwater Energy Holdings SARL
9.25% , 11/15/30
(c)
.................. 272 285,650
9.25% , 11/15/30
(b)
.................. 250 262,546
Buckeye Partners LP
6.88% , 07/01/29
(b)
.................. 2 2,058
6.75% , 02/01/30
(b)
.................. 9 9,288
5.85% , 11/15/43 ................... 34 30,774
California Resources Corp., 7.00%, 01/15/34
(b)
. 16 16,131
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 73 75,746
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ....................... 500 502,581
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 9 9,292
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 71 73,321
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
63 59,897
CNX Resources Corp.
(b)
7.25% , 03/01/32 ................... 12 12,366
5.88% , 03/01/34 ................... 37 36,033
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 62 61,224
5.88% , 01/15/30 ................... 54 52,249
Crescent Energy Finance LLC
(b)
7.75% , 07/31/29 ................... 6 6,045
9.75% , 10/15/30 ................... 4 4,280
7.63% , 04/01/32 ................... 31 31,459
7.88% , 04/15/32 ................... 15 15,325
7.38% , 01/15/33 ................... 21 20,995
8.38% , 01/15/34 ................... 17 17,772
CVR Energy, Inc.
(b)
7.50% , 02/15/31 ................... 16 16,119
7.88% , 02/15/34 ................... 11 11,039

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
.. USD 21 $ 21,262
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 36 36,298
Energean plc
5.63% , 05/12/31
(b)
.................. EUR 221 248,525
5.63% , 05/12/31
(c)
.................. 375 421,705
Energy Transfer LP
5.75% , 02/15/33 ................... USD 1,925 2,002,005
5.15% , 02/01/43 ................... 150 132,765
5.30% , 04/15/47 ................... 721 636,196
5.00% , 05/15/50 ................... 1,060 879,669
Enterprise Products Operating LLC
4.80% , 02/01/49 ................... 320 278,767
3.95% , 01/31/60 ................... 320 231,116
Genesis Energy LP
8.00% , 05/15/33 ................... 5 5,167
6.75% , 03/15/34
(b)
.................. 66 65,688
Global Partners LP, 7.13%, 07/01/33
(b)
...... 15 15,122
Gran Tierra Energy, Inc., 9.75%, 04/15/31
(b)
... 334 291,832
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 22 22,500
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 13 13,251
Hess Midstream Operations LP
(b)
6.50% , 06/01/29 ................... 23 23,495
4.25% , 02/15/30 ................... 14 13,453
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 ................... 27 27,054
5.75% , 02/01/29 ................... 30 29,580
6.00% , 04/15/30 ................... 4 3,893
6.25% , 04/15/32 ................... 3 2,904
6.88% , 05/15/34 ................... 38 37,126
7.25% , 02/15/35 ................... 7 6,978
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 ................... 15 15,511
6.63% , 01/15/34 ................... 36 36,137
India Green Power Holdings, 4.00%, 02/22/27
(c)
152 148,048
Infinity Natural Resources LLC, 7.63%,
04/01/31
(b)
...................... 26 26,137
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(c)
EUR 228 263,585
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... USD 104 101,123
Kinetik Holdings LP
(b)
6.63% , 12/15/28 ................... 25 25,423
5.88% , 06/15/30 ................... 5 5,018
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 16 16,466
Matador Resources Co.
(b)
6.50% , 04/15/32 ................... 34 34,370
6.00% , 04/15/34 ................... 32 31,798
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
...................... 331 295,626
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30
(b)
250 256,875
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
250 256,413
MPLX LP
4.95% , 03/14/52 ................... 5,499 4,565,046
5.65% , 03/01/53 ................... 930 849,509
Murphy Oil Corp., 5.88%, 12/01/42
(d)
....... 16 13,577
NAK Naftogaz Ukraine
(h)
7.13% , ( 7.13 % Cash or 7.13 % PIK),
07/19/26
(c)
..................... EUR 513 486,100
7.63% , ( 7.63 % Cash or 7.63 % PIK),
11/08/28
(b)
..................... USD 235 183,050
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... 49 50,477
8.38% , 02/15/32 ................... 58 59,772
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... 44 45,525
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... USD 19 $ 19,056
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 17 17,458
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 48 48,041
5.88% , 07/01/29 ................... 35 35,040
7.00% , 01/15/32 ................... 30 31,065
6.25% , 02/01/33 ................... 52 52,969
Petrobras Global Finance BV, 6.75%, 01/27/41 . 363 353,489
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
... 350 362,687
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 23 23,759
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(b)
...................... 372 361,863
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 ................... 465 255,750
6.95% , 03/05/54 ................... 200 106,100
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 31 30,227
SM Energy Co., 6.63%, 04/15/34
(b)
........ 73 72,794
Sunoco LP
(b)
5.63% , 03/15/31 ................... 15 14,931
6.63% , 08/15/32 ................... 20 20,314
6.25% , 07/01/33 ................... 17 17,074
5.88% , 03/15/34 ................... 16 15,823
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 66 65,442
7.38% , 02/15/29 ................... 27 27,776
6.00% , 09/01/31 ................... 15 14,802
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 49 47,910
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31
(c)
. 200 191,310
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
6 6,066
Trident Energy Finance plc, 12.50%, 11/30/29
(c)
313 332,669
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... 12 12,975
8.38% , 06/01/31 ................... 158 164,316
9.88% , 02/01/32 ................... 197 211,576
Venture Global Plaquemines LNG LLC
(b)
6.13% , 12/15/30 ................... 73 75,075
7.50% , 05/01/33 ................... 33 36,274
6.50% , 01/15/34 ................... 104 108,414
7.75% , 05/01/35 ................... 57 63,885
6.75% , 01/15/36 ................... 127 134,512
Vista Energy Argentina SAU, 8.50%, 06/10/33
(b)
174 181,980
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 46 46,610
18,922,238
Paper & Forest Products — 0.2%
Eldorado Intl. Finance GmbH, 8.50%, 12/01/32
(b)
299 300,223
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.13% , 01/15/30
(a)
................ EUR 100 109,275
6.13% , 06/15/31 ................... 418 445,113
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
...................... USD 330 339,232
Sappi Papier Holding GmbH
4.50% , 03/15/32
(c)
.................. EUR 961 991,104
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
...................... 448 520,223
2,705,170
Passenger Airlines — 0.1%
ABRA Global Finance, 14.00%, (14.00% Cash or
14.00% PIK), 10/22/29
(b) (h)
............ USD 384 349,172
American Airlines, Inc., 5.75%, 04/20/29
(b)
.... 5 4,973

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Avianca Midco 2 plc
9.00% , 12/01/28
(c)
.................. USD 144 $ 138,888
9.50% , 01/28/31
(b)
.................. 245 225,167
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... 42 39,692
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 23 23,741
United Airlines Holdings, Inc., 5.38%, 03/01/31 . 38 37,214
818,847
Personal Care Products — 0.1%
Opal Bidco SAS, 5.50%, 03/31/32
(c)
........ EUR 385 434,336
Perrigo Finance Unlimited Co.
5.38% , 09/30/32 ................... 234 252,737
6.13% , 09/30/32 ................... USD 51 46,534
733,607
Pharmaceuticals — 0.8%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 600 614,306
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
21 21,618
Bausch Health Cos., Inc.
(b)
4.88% , 06/01/28 ................... 17 15,567
11.00% , 09/30/28 .................. 195 198,908
Bayer US Finance LLC, 6.88%, 11/21/53
(b)
... 745 784,852
Dolcetto Holdco SpA, 5.63%, 07/14/32
(c)
..... EUR 371 425,944
Eli Lilly & Co., 5.65%, 10/15/65 .......... USD 4,935 4,847,175
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
...... EUR 500 566,351
Nidda Healthcare Holding GmbH
(c)
7.00% , 02/21/30 ................... 993 1,167,192
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.23% , 10/15/32
(a)
................ 571 654,737
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.00% , 12/31/29
(a)
................ 103 118,991
6.75% , 12/31/29 ................... 889 1,056,075
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. USD 90 89,130
10,560,846
Professional Services — 0.0%
(b)
Amentum Holdings, Inc., 7.25%, 08/01/32 .... 9 9,313
CACI International, Inc., 6.38%, 06/15/33 .... 48 48,861
CoreLogic, Inc., 4.50%, 05/01/28 ......... 163 153,021
KBR, Inc., 4.75%, 09/30/28 ............. 49 47,913
Science Applications International Corp.
4.88% , 04/01/28 ................... 38 37,397
5.88% , 11/01/33 ................... 29 28,300
324,805
Real Estate Management & Development — 0.4%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(h)
.............. EUR 939 1,118,862
Aldar Properties PJSC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.04%), 6.62%, 04/15/55
(a) (c)
........... USD 225 214,380
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(c)
...................... EUR 472 533,286
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 430 408,328
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ 28 28,439
7.00% , 04/15/30
(b)
.................. 2 2,003
9.75% , 04/15/30
(b)
.................. 17 18,047
Citycon Treasury BV, 5.38%, 07/08/31
(c)
..... EUR 216 230,019
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... USD 20 21,186
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c) (d)
................ EUR 352 372,156
Fantasia Holdings Group Co. Ltd.
(c)(e)(j)
15.00% , 12/18/21 .................. USD 200 2,250
11.75% , 04/17/24 .................. 5,280 58,080
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
7.95% , 07/05/24 ................... USD 750 $ 8,250
12.25% , 10/18/24 .................. 755 8,305
10.88% , 01/09/25 .................. 330 3,712
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
11 10,974
Heimstaden AB, 8.38%, 01/29/30
(c)
........ EUR 100 118,088
Howard Hughes Corp. (The)
(b)
4.38% , 02/01/31 ................... USD 29 26,624
5.88% , 03/01/32 ................... 18 17,321
6.13% , 03/01/34 ................... 18 17,286
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(c)
200 183,750
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c) (h)
........ 1,059 331,774
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30
(c)
. 365 313,900
Vivion Investments SARL
(c)
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(h)
..................... EUR 685 782,422
5.63% , 06/08/30 ................... 380 410,511
5,239,953
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
USD 56 54,929
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
... 10 9,959
ams-OSRAM AG, 10.50%, 03/30/29
(c)
...... EUR 273 330,364
Broadcom, Inc., 1.95%, 02/15/28 ......... USD 2,662 2,554,762
Microchip Technology, Inc., 0.00%, 02/15/30
(b) (k) (l)
10 9,755
MKS, Inc., 4.25%, 02/15/34
(c)
............ EUR 422 466,018
NXP BV, 4.40%, 06/01/27 .............. USD 1,405 1,404,185
ON Semiconductor Corp., 0.50%, 03/01/29
(k)
.. 29 28,348
Qnity Electronics, Inc.
(b)
5.75% , 08/15/32 ................... 33 33,039
6.25% , 08/15/33 ................... 27 27,301
4,863,731
Software — 2.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 246 230,901
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 37 35,353
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 15 11,148
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 41 38,692
4.88% , 07/01/29 ................... 83 72,018
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 ................... 266 259,502
9.00% , 09/30/29 ................... 245 236,345
8.25% , 06/30/32 ................... 128 121,399
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 49 47,861
Fair Isaac Corp.
(b)
4.00% , 06/15/28 ................... 45 43,669
6.00% , 05/15/33 ................... 94 92,235
IPD 3 BV
5.50% , 06/15/31
(c)
.................. EUR 512 555,780
McAfee Corp., 7.38%, 02/15/30
(b)
......... USD 35 28,917
Oak-Eagle AcquireCo, Inc.
6.25% , 07/01/33
(c)
.................. EUR 465 548,976
7.25% , 07/01/33
(b)
.................. USD 139 144,017
8.75% , 07/01/34
(b)
.................. 137 143,424
Oracle Corp.
5.70% , 02/04/36 ................... 100 96,149
3.95% , 03/25/51 ................... 8,055 5,104,096
5.55% , 02/06/53 ................... 1,335 1,065,144
6.70% , 02/04/56 ................... 18,470 17,142,072
PTC, Inc., 4.00%, 02/15/28
(b)
............ 7 6,823
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. 50 50,002
TeamSystem SpA
(a)(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.52% , 07/31/31 ................. EUR 157 174,011

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.27% , 07/01/32 ................. EUR 189 $ 205,341
UKG, Inc., 6.88%, 02/01/31
(b)
............ USD 82 80,140
26,534,015
Specialized REITs — 0.7%
Equinix, Inc., 1.80%, 07/15/27 ........... 7,864 7,597,781
Iron Mountain, Inc.
5.25% , 07/15/30
(b)
.................. 3 2,915
6.25% , 01/15/33
(b)
.................. 10 9,968
4.75% , 01/15/34
(c)
.................. EUR 626 673,286
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 ................... USD 63 62,980
6.25% , 09/15/32 ................... 85 83,437
SBA Communications Corp., 3.13%, 02/01/29 . 62 58,749
8,489,116
Specialty Retail — 0.5%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
.. 20 20,261
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 5 4,910
5.00% , 02/15/32
(b)
.................. 11 10,417
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.38% , 09/30/31
(a)
................ EUR 166 191,942
6.50% , 09/30/31 ................... 170 196,370
Carvana Co.
(b)(h)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 82 85,020
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 186 200,768
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
... GBP 1,044 1,404,803
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 22 22,749
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 01/15/32
(a) (c)
...... EUR 222 252,383
Goldstory SAS, 6.75%, 02/01/30
(c)
........ 510 576,292
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. USD 14 14,094
LBM Acquisition LLC, 9.50%, 06/15/31
(b)
..... 31 26,984
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 52 50,602
8.25% , 08/01/31 ................... 19 19,736
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 21 20,578
Lowe's Cos., Inc., 3.00%, 10/15/50 ........ 4,146 2,561,654
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(b)
.. 60 58,410
Staples, Inc., 10.75%, 09/01/29
(b)
......... 19 17,572
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
...................... 288 279,358
6,014,903
Technology Hardware, Storage & Peripherals — 0.0%
Seagate Data Storage Technology Pte. Ltd.
(b)
5.88% , 07/15/30 ................... 19 19,312
8.50% , 07/15/31 ................... 109 114,281
5.75% , 12/01/34 ................... 10 9,962
143,555
Textiles, Apparel & Luxury Goods — 0.2%
Beach Acquisition Bidco LLC, 5.25%, 07/15/32
(c)
EUR 222 246,102
Crocs, Inc., 4.25%, 03/15/29
(b)
........... USD 48 46,071
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(c) (e) (j) (k)
................... EUR 1,100 952,377
Levi Strauss & Co., 3.50%, 03/01/31
(b)
...... USD 29 26,553
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.77% , 07/01/29
(a) (c)
............... EUR 631 728,426
VF Corp., 4.25%, 03/07/29 ............. 257 293,782
2,293,311
Security
Par (000)
Par (000) Value
Tobacco — 1.0%
BAT Capital Corp., 2.26%, 03/25/28 ....... USD 12,726 $ 12,214,427
Trading Companies & Distributors — 0.1%
(b)
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... 51 50,982
7.88% , 12/01/30 ................... 41 42,812
7.00% , 05/01/31 ................... 198 202,976
7.00% , 06/15/32 ................... 78 79,959
5.88% , 04/15/33 ................... 62 60,660
Herc Holdings, Inc.
6.63% , 06/15/29 ................... 2 2,033
7.00% , 06/15/30 ................... 45 46,141
5.75% , 03/15/31 ................... 18 17,728
7.25% , 06/15/33 ................... 48 49,188
6.00% , 03/15/34 ................... 19 18,368
QXO Building Products, Inc., 6.75%, 04/30/32 . 132 134,639
United Rentals North America, Inc., 5.38%,
11/15/33 ....................... 65 63,205
WESCO Distribution, Inc.
5.25% , 04/15/31 ................... 25 24,851
6.63% , 03/15/32 ................... 17 17,400
6.38% , 03/15/33 ................... 22 22,412
5.50% , 04/15/34 ................... 39 38,409
871,763
Transportation Infrastructure — 0.0%
TAV Havalimanlari Holding A/S, 8.50%,
12/07/28
(c)
...................... 359 366,068
Wireless Telecommunication Services — 1.2%
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(c)
...................... 400 358,510
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
...................... 914 927,525
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(a) (c) (i)
................ 200 198,592
Maya SAS
7.00% , 10/15/28
(b)
.................. 200 201,290
6.88% , 04/15/31
(c)
.................. EUR 442 532,236
Odido Holding BV, 3.75%, 01/15/29
(c)
....... 539 606,624
SoftBank Group Corp.
(c)
5.38% , 01/08/29 ................... 768 891,137
5.25% , 10/10/29 ................... 188 213,743
5.88% , 07/10/31 ................... 328 369,287
5.75% , 07/08/32 ................... 623 683,160
6.38% , 07/10/33 ................... 232 257,289
T-Mobile USA, Inc.
2.05% , 02/15/28 ................... USD 1,922 1,843,529
5.05% , 07/15/33 ................... 3,500 3,524,240
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(b)
...................... 334 339,431
Veon Midco BV, 3.38%, 11/25/27
(b)
........ 380 359,727
VF Ukraine PAT
(d)
9.62% , 02/11/27
(b)
.................. 209 206,173
9.62% , 02/11/27
(c)
.................. 161 158,879
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(c)
.................. GBP 339 419,770
4.50% , 07/15/31
(c)
.................. 100 110,927
5.63% , 04/15/32
(c)
.................. EUR 600 635,306
7.75% , 04/15/32
(b)
.................. USD 494 473,522
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (h) (k)
........... 137 117,639
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (h)
........... 9 8,893

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Zegona Finance plc, 6.75%, 07/15/29
(c)
..... EUR 977 $ 1,171,377
14,608,806
Total Corporate Bonds — 30 .5%
(Cost: $ 403,055,645 ) .............................. 384,431,836
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... USD 273 253,485
Software — 0.1%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 395 371,635
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 667,396 ) ................................. 625,120
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.45%
,
06/24/30 ............. 248 248,267
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.50%), 8.43%
,
05/25/29 ............. 855 169,905
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
1.00%), 4.93%
,
05/25/29 ............. 118 22,699
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.20%
,
10/31/30 ................... 331 331,057
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 7.79%
,
08/03/29 ... 227 227,830
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/31/31 ............. 592 591,346
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/31/31 ............. 225 225,202
Kaman Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.17%
,
02/26/32 ................... 163 162,906
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
02/26/32 ............. 3 3,024
Peraton Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.52%
,
02/01/28 ................... 440 374,965
Propulsion BC Finco SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.20%
,
12/01/32 ............. 171 171,262
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.45%
,
11/06/28 ........ 101 101,722
TransDigm, Inc., 1st Lien Term Loan J , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
02/28/31 ................... 1,251 1,251,284
TransDigm, Inc., 1st Lien Term Loan K , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
03/22/30 ................... 72 71,694
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., 1st Lien Term Loan L , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
01/19/32 ................... USD 230 $ 229,432
TransDigm, Inc., 1st Lien Term Loan M , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
08/19/32 ................... 770 769,945
TransDigm, Inc., 1st Lien Term Loan N , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.16%
,
02/14/33 ................... 146 146,028
5,098,568
Automobile Components — 0.2%
(a)
Allison Transmission, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
01/03/33 ............. 235 235,587
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17% , 05/06/30 ........... 1,077 1,072,515
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42% , 01/28/32 ........... 398 396,607
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.67%
,
01/30/32 ............ 23 22,905
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
06/04/31 ................... 589 588,245
RealTruck Group, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 7.68% , 01/31/28 ........... 49 32,745
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 8.93% , 01/31/28 ........... 114 78,110
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 8.76% -
8.80%
,
11/17/28 ................... 383 372,747
2,799,461
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
01/22/31 ........ 140 140,272
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
07/02/31 ............. 312 310,565
450,837
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.05% , 01/24/29 ........... 107 56,507
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.20% , 01/24/29 ........... 396 393,205
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.80% , 01/24/30 ........... 151 31,275
Sazerac Co., Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
07/09/32 ................... 114 114,154
595,141
Biotechnology — 0.1%
(a)
Biomarin Pharmaceutical, 1st Lien Term Loan B ,
01/28/33
(m)
....................... 205 204,361
PAREXEL International Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.42%
,
12/12/31 ............ 832 828,572
1,032,933

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail — 0.1%
(a)
Boots Group Finco LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
08/30/32 ............. USD 301 $ 301,998
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
03/15/30 ............. 496 486,757
788,755
Building Products — 0.2%
(a)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
05/14/29 ................... 87 87,191
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
09/08/32 ................... 951 941,072
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.92%
,
07/08/30 ............. 258 236,231
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
10/27/32 ................... 371 367,681
Gibraltar Industries, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92% - 5.93%
,
02/02/33
(f)
....... 117 116,192
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.95%
,
08/05/31 ................... 836 724,960
2,473,327
Capital Markets — 0.5%
(a)
Allspring Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.69%
,
11/01/30 ................... 145 144,902
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%; 6-mo. CME Term SOFR
at 0.00% Floor + 2.75% at 0.00% Floor +
0.00%), 6.37% - 6.45%
,
02/18/31 ........ 571 557,383
Aretec Group, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
08/09/30 ............. 157 154,771
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
11/25/32 ........ 330 324,327
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.45%
,
12/20/29 ................... 288 287,729
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
11/25/31 .............. 383 371,273
Chicago US MidCo III LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
10/29/32 ............. 424 418,723
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 5.70%
,
10/31/31 .. 576 576,731
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.67%
,
04/07/28 .. 347 346,169
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
09/15/31 ........ 728 703,467
Security
Par (000)
Par (000) Value
Capital Markets (continued)
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.20%
,
09/05/31 ............ USD 119 $ 118,153
Hudson River Trading LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.18%
,
03/18/30 ............. 494 491,729
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
12/15/31 ............. 1,178 1,154,853
Jupiter Borrower, Inc., 1st Lien Term Loan B ,
03/25/33
(f) (m)
...................... 158 157,605
Osaic Holdings, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.20%
,
07/30/32 ............. 513 502,935
6,310,750
Chemicals — 0.5%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 7.77%
,
11/24/27 ............ 174 165,533
Chemours Co. LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
10/15/32 ............. 586 581,214
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.68%
,
11/01/30 ................... 428 427,078
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
10/04/29 ............. 305 299,160
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
06/12/31 ........ 161 160,765
Element Solutions, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor and
0.75% Cap + 1.75%), 5.42%
,
12/18/30 .... 664 663,997
Fortis 333, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.17%
,
03/29/32 ................... 208 201,437
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.53%
,
02/15/30 ................... 228 228,254
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.92%
,
10/07/31 ............. 68 47,740
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.72%
,
07/03/28 ............. 311 270,519
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
11/26/31
(f)
............. 195 195,732
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.95%
,
11/03/32 ............ 383 368,258
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.70%
,
06/23/31 ........ 638 611,441
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.00%
,
04/08/31 .. 397 272,274
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
10/09/31 ............. 129 127,977

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
10/29/32 ........ USD 410 $ 411,710
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 6.67%
,
08/02/30 ............. 510 509,052
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
08/19/32 ............. 411 409,574
5,951,715
Commercial Services & Supplies — 0.5%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
10/24/30 ........ 210 208,957
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
08/20/32 ............. 1,269 1,267,846
Anticimex Global AB, Facility 1st Lien Term Loan
B8 , (1-day SOFR at 0.00% Floor + 2.90%),
6.56%
,
11/17/31 ................... 162 162,070
Aramark Services, Inc., 1st Lien Term Loan B10 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
06/24/30 ............. 390 389,893
Aramark Services, Inc., 1st Lien Term Loan B9 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
04/06/28 ............. 355 354,974
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.52%
,
09/06/27 ............. 270 270,313
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.70%
,
04/01/32 ............ 360 345,471
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.17%
,
10/11/32 ................... 179 179,624
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
06/02/31 ............ 412 383,320
Innio North America Holding, Inc., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.66%
,
11/03/31 .... 339 335,303
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.46%
,
10/17/30
(f)
........... 164 164,305
LABL, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 6.75%),
10.41%
,
11/03/26 .................. 33 33,249
LABL, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.77%
,
10/30/28
(e) (f) (j)
................ 427 213,322
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.45%
,
03/11/32 ................... 661 660,314
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.66%
,
10/15/30 ... 188 186,916
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.41%
,
03/08/32 ... 666 655,993
Reworld Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.93%
,
01/15/31 ............. 96 95,461
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Reworld Holding Corp., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.93% , 11/30/28 ............ USD 220 $ 219,717
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.93% , 01/15/31 ........... 225 224,675
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.93%
,
01/15/31 ............. 37 36,510
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.96%
,
02/15/29 ... 69 58,831
6,447,064
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
10/24/30
(a)
.................. 389 388,665
Construction & Engineering — 0.1%
(a)
Azuria Water Solutions, Inc., 1st Lien Term Loan
B , 01/27/33
(m)
..................... 292 288,462
Azuria Water Solutions, Inc., Delayed Draw 1st
Lien Term Loan , 01/27/33
(m)
............ 39 38,462
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.16%
,
08/01/30 ........ 573 489,998
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
11/03/31 .............. 126 126,154
Dycom Industries, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
01/27/33 ............. 178 178,520
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
12/16/31 ............. 324 324,550
1,446,146
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.52%
,
01/31/31 ................... 385 384,226
MSOF Beacon LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
12/23/32 ................... 221 220,631
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.67%
,
03/08/29 ................... 90 73,972
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
04/14/31 ............. 363 362,241
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
03/19/29 ............. 319 318,439
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
02/10/32 ............. 174 173,804
Standard Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.43%
,
09/22/28 ............. 178 177,115
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.92%
,
10/19/29 ... 984 944,093
2,654,521

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.1%
(a)
BCPE Empire Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 7.17%
,
12/29/32 ............. USD 569 $ 559,401
EG America LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
02/10/31 ................... 350 349,738
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
10/03/31 ................... 303 305,266
1,214,405
Containers & Packaging — 0.3%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.50%), 6.17%
,
11/29/30 ............ 859 853,370
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.84% , 04/13/29 ........... 50 47,585
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.92% , 04/01/32 ........... 457 425,811
Colossus Acquireco LLC, 1st Lien Term Loan ,
(1-day SOFR at 0.00% Floor + 1.75%),
5.38%
,
07/30/32 ................... 705 702,009
Graham Packaging Co., Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
01/26/33 ............. 367 362,820
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.16%
,
04/15/30 ... 255 245,983
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
02/01/29 ................... 225 224,376
ProAmpac PG Borrower LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 7.67%
,
02/18/33 ............ 274 263,696
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.42%
,
03/04/32 ............ 64 64,637
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.17%
,
09/15/32 ... 271 268,123
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.45%
,
09/15/28 ............. 218 205,837
3,664,247
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 5.42%
,
08/23/32 ... 252 251,419
OMNIA Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.43%
,
12/31/32 ............. 148 147,727
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
03/26/31 ............. 177 177,055
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
01/30/31 ................... 483 478,381
1,054,582
Security
Par (000)
Par (000) Value
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
05/18/30
(a)
............ USD 153 $ 152,661
Diversified Telecommunication Services — 0.2%
(a)
Cogeco Financing 2 LP, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.28%
,
09/01/28 ............. 50 47,438
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
03/29/32 ............. 872 871,093
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%;
3-mo. CME Term SOFR at 0.75% Floor +
4.25% at 0.75% Floor + 0.04%), 8.03% -
8.18%
,
09/01/28 ................... 141 129,524
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.28%
,
09/25/29 ................... 720 637,938
Sunrise Financing Partnership, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 2.47%), 6.10%
,
02/16/32 ... 115 114,102
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.04%
,
01/31/29 ........ 291 279,592
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.79% 03/11/30 .............. 993 973,500
3,053,187
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.52%
,
04/16/31 ................... 856 856,968
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
12/20/30
(e)
............ 403 403,854
1,260,822
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 9.67%
,
12/21/29
(a)
........... 30 28,052
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
06/20/31
(f)
.................. 104 104,015
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
07/02/29 ................... 213 213,216
CoorsTek, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
10/28/32 ................... 133 133,165
Sanmina Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
10/27/32
(f)
.................. 245 244,694
695,090

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.0%
(a)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.40%
,
02/26/32 ................... USD 328 $ 327,000
Deep Blue Operating I LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
10/01/32 ............. 76 76,190
403,190
Entertainment — 0.4%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.28%
,
07/22/30 ............. 318 316,538
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
10/01/31 ............. 663 661,383
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.45%
,
09/30/31 ............. 637 635,179
EOC Borrower LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
03/24/32 ............. 824 819,663
Live Nation Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.68%
,
10/21/32 ........ 413 412,449
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.20%
,
11/13/29 .............. 558 485,526
OAK-Eagle Acquireco, Inc., 1st Lien Term Loan
B1 , 03/23/33
(m)
.................... 1,010 1,003,687
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.66%
,
11/21/31 ........ 1,059 1,057,361
5,391,786
Financial Services — 0.4%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
12/21/28 ........ 325 324,518
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 5.92%
,
02/13/32 .. 163 162,195
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
07/30/31 ............ 97 97,048
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.66%
,
05/21/31 ............. 610 609,156
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
02/27/32 ............. 510 462,896
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
01/03/29 ................... 676 675,045
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
05/19/31 ................... 961 954,116
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
09/13/32 ............ 251 251,063
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
02/17/31 ............. 509 492,361
Security
Par (000)
Par (000) Value
Financial Services (continued)
LBM Acquisition LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.53%
,
06/06/31 ................... USD 199 $ 159,071
Orion US Finco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.15%
,
10/08/32 ................... 239 236,361
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
05/30/31 ............. 516 516,309
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
10/16/31
(f)
............. 37 36,723
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
04/03/28 ................... 79 78,554
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
03/05/32 ................... 144 142,115
5,197,531
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
10/28/32 ................... 994 993,093
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.88%
,
09/30/31 ........ 844 826,212
Froneri US, Inc., Facility 1st Lien Term Loan B6 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.88%
,
09/30/32 ............. 236 231,214
MP Midco Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.17%
,
03/29/30 ............. 33 33,368
Treehouse Foods, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.92%
,
02/11/33 .............. 265 263,455
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.20%
,
01/29/32 ............. 118 117,426
2,464,768
Gas Utilities — 0.0%
(a)
Bip Pipeco Holding LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
12/05/30 ............. 115 115,025
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
04/01/32 ............ 136 136,550
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.18%
,
03/11/33 .............. 174 174,000
425,575
Ground Transportation — 0.1%
(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.45%
,
04/10/31 ............. 1,100 1,094,385
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.28%
,
06/30/28 ................... 274 202,218
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.28%
,
06/30/28 ................... 54 40,011
1,336,614

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.2%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
01/15/31 ............. USD 693 $ 694,353
Hologic, Inc., 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.75%
,
01/14/33 ................... 1,419 1,401,262
QuidelOrtho Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
08/20/32 ................... 321 319,875
2,415,490
Health Care Providers & Services — 0.3%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
12/15/32 ............. 64 64,213
AHP Health Partners, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
09/20/32 ............. 45 45,249
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.42%
,
09/29/28 ............ 459 459,307
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.17%
,
11/08/32 ................... 312 311,723
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
07/28/31 ........ 157 157,570
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
02/07/33 ............. 335 334,805
EyeCare Partners LLC, 1st Lien Term Loan C ,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.48%
,
11/30/28
(e) (f) (j)
.......... 47 7,867
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
05/19/31 ............. 272 272,337
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.27%
,
11/01/28 ............ —
(n)
18
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 10.77%
,
11/01/29 ........... 404 32,284
Medline Borrower LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42% , 10/23/28 ........... 360 360,405
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42% , 10/23/30 ........... 623 623,497
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
09/22/32 ............. 403 403,896
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
11/19/31 ............ 140 136,712
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
12/19/30 ............ 389 389,185
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.66%
,
06/30/28 ............. 114 113,568
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
08/01/31 ................... 102 102,018
3,814,654
Security
Par (000)
Par (000) Value
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
02/15/29 ............. USD 706 $ 692,112
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
05/01/31 ................... 561 516,095
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.80%
,
10/01/27 ............. 149 144,241
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
11/03/31 ............ 203 201,442
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
7.93%
,
06/02/28 ................... 442 388,033
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/22/29
(f)
............. 160 159,324
2,101,247
Hotels, Restaurants & Leisure — 0.8%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
09/20/30 ................... 513 511,659
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.29% , 03/11/30 ............ 55 54,117
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.29% , 03/11/30 ........... 52 50,872
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
05/31/30
(f)
............. 305 304,662
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
02/06/30 ............. 417 404,354
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
02/06/31 ............. 786 761,315
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.17%
,
12/02/31 ............. 278 274,758
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
03/04/32 ............. 479 478,264
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.95%
,
07/30/32 ........ 85 84,413
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.92%
,
01/29/29 ............. 759 743,615
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.45% , 12/02/30 ........... 820 809,577
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70% , 06/04/32 ........... 243 239,938
Fortrex LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.77%
,
03/10/31 ................... 42 40,507
Four Seasons Hotels Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
09/22/32 ............. 842 846,397

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.44%
,
11/01/29 ........ USD 219 $ 214,796
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
05/27/32 ............ 244 244,321
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.43%
,
11/08/30 .... 575 575,747
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.18%
,
12/16/30 ................... 427 425,884
Light & Wonder International, Inc., 1st Lien Term
Loan B3 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.68%
,
04/16/29 ........ 398 397,858
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.95%
,
08/01/30 ............. 174 162,546
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
05/03/29 ............. 245 245,598
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.65%
,
04/04/29 ............ 251 247,382
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.67%
,
12/04/31 ... 112 110,741
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
05/01/31 ........ 97 95,540
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
03/14/31 ............. 646 645,097
TRQ Sales LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.94%
,
12/30/32 ................... 251 242,687
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.95%
,
07/01/32 ............. 294 291,202
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.17%
,
08/03/28 ................... 193 192,952
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.42%
,
05/24/30 ............ 344 344,504
10,041,303
Household Durables — 0.1%
(a)
Madison Safety & Flow LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.18%
,
09/26/31 ............. 120 119,733
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.25%), 5.96%
,
10/24/31 ............. 134 134,058
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.17%
,
12/19/29 ............. 62 61,148
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.17%
,
12/19/29 ........ 41 40,765
Security
Par (000)
Par (000) Value
Household Durables (continued)
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.41%
,
10/01/32 ........ USD 390 $ 380,445
736,149
Household Products — 0.0%
Lavender Dutch Borrower Co. BV, Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.93%
,
12/30/32
(a)
.. 267 263,109
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
07/31/30 ........ 554 553,445
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.00%), 5.67%
,
12/15/27 ............ 245 245,240
Talen Energy Supply LLC, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15% , 12/15/31 ........... 75 75,112
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67% , 11/25/32 ............ 367 367,014
1,240,811
Industrial Conglomerates — 0.2%
(a)
Arcwood Environmental, Inc., 1st Lien Term Loan
B , (12-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.72%
,
03/21/33
(f)
............. 107 107,000
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95%
,
09/13/32 ............. 162 161,797
EMRLD Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
08/04/31 ................... 430 428,909
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
05/31/30 ............. 757 755,280
FCG Acquisitions, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
03/04/33 ............. 48 47,940
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 6.67%
,
12/02/31 ... 176 175,552
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.16%
,
10/01/32 ............. 220 220,141
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
08/13/32 ............. 257 255,747
Resilience Parent LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.13%
,
02/28/33 ............. 537 533,810
2,686,176
Insurance — 0.6%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
09/19/31 ............ 1,700 1,685,385
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.00%),
5.67%
,
01/30/32 ................... 823 816,270
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
12/29/31 ........ 596 586,158

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.18%
,
05/26/31 ................... USD 235 $ 230,853
CRC Insurance Group LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.45%
,
05/06/31 ............. 899 884,768
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
06/20/30 ............. 1,155 1,151,416
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.66%
,
02/02/33 .. 557 540,742
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
07/02/31 ............. 115 111,190
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
09/15/31 ............. 493 491,760
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
09/27/30 ................... 473 471,027
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
11/21/29 ................... 844 841,658
7,811,227
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
01/31/31
(a)
............ 155 133,364
IT Services — 0.4%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.02%
,
08/21/28 ................... 28 28,246
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
09/19/30 ................... 114 112,716
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
09/19/30 ................... 855 844,372
Asurion LLC, 1st Lien Term Loan B14 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
7.42%
,
02/23/33 ................... 80 77,250
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.03%
,
01/19/29 ................... 168 166,311
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
07/06/29 ................... 566 402,170
Clearwater Analytics LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
04/21/32 ............. 238 237,508
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.17%
,
05/30/31 ............. 782 765,776
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
11/09/29 ........ 194 191,391
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.42%
,
09/30/32 ............ 674 538,617
Security
Par (000)
Par (000) Value
IT Services (continued)
Iron Mountain, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
01/31/31 ................... USD 164 $ 163,055
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.92%
,
06/07/32 ............. 75 67,279
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
07/01/31 ................... 133 119,122
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.45%
,
07/16/31 ............ 404 389,209
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.17%
,
07/31/31 ... 828 812,302
Shift4 Payments LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.65%
,
07/06/32 ................... 149 148,164
5,063,488
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70%
,
07/03/28 ............. 128 128,154
PRA Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70%
,
07/03/28 ............. 33 32,553
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.70%
,
09/27/30 ................... 341 337,146
497,853
Machinery — 0.4%
(a)
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.16%
,
03/15/30 ................... 113 112,420
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.20%
,
02/03/33 ............. 366 364,156
CompoSecure Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 5.93%
,
01/14/33 ............ 553 550,584
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
10/23/28 ............. 657 656,482
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.42%
,
06/12/31 ............ 74 74,244
GrafTech Global Enterprises, Inc., Delayed Draw
1st Lien Term Loan , 12/21/29
(m)
......... 17 16,030
Indicor LLC, 1st Lien Term Loan E , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.20%
,
11/22/29 ................... 192 191,332
LSF12 Helix Parent LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
02/10/33 ............. 342 337,205
Madison IAQ LLC, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.13%
,
06/21/28 ................... 828 826,772
Osmosis Buyer Ltd., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.5% Floor +
2.75%; 3-mo. CME Term SOFR at 0.5%
Floor + 2.75% at 0.50% Floor + 0.00%),
6.41%
,
07/31/28 ................... 570 568,198

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
PECF USS Intermediate Holding III Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
2.00% Floor + 7.50%), 11.17%
,
03/03/33 ... USD 38 $ 36,207
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.78%
,
10/04/28 ................... 162 163,063
Tega Mc Australia Holdings Pty. Ltd., 1st Lien
Term Loan B , 03/24/33
(f) (m)
............. 161 159,793
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.38%
,
04/30/30 ............. 839 840,056
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
01/27/31 ............. 708 706,216
5,602,758
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.55%
,
05/30/31 ............. 414 414,473
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.66%
,
12/09/30 ... 298 297,124
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 5.91%
,
12/15/31 ... 226 226,277
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.93%
,
08/23/28 ........ 162 161,913
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 ................... 743 652,821
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
08/30/30 ............. 179 177,348
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.92%
,
05/23/29 ............. 2 1,597
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.17%
,
06/30/28 ............ 247 247,012
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.17%
,
10/17/31 ................... 395 356,262
Nexstar Media, Inc., 1st Lien Term Loan B7 ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.22%
,
03/18/33 ............. 223 220,306
Outfront Media Capital LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
09/24/32 ............. 184 184,116
Telenet Financing USD LLC, Facility 1st Lien
Term Loan AR , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.79%
,
05/01/28 ... 85 83,849
3,023,098
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
03/03/32
(a)
........... 604 603,590
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.2%
(a)
Blackfin Pipeline LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.19%
,
10/01/32 ................... USD 118 $ 118,183
Buckeye Partners LP, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
11/22/32 .............. 109 109,507
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.89%
,
02/11/33 ........ 443 442,632
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 5.65%
,
10/04/30 ............ 62 62,110
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
02/11/30
(f)
.................. 205 204,674
Meade Pipeline Co. LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.69%
,
09/22/32 ............. 66 65,890
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
04/07/32 ................... 79 79,418
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 5.93%
,
10/05/28 ... 511 510,998
TransMontaigne Operating Co. LP, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 5.92%
,
03/18/30 ........ 135 134,679
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.44%
,
06/16/32 ... 209 207,535
1,935,626
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
04/20/28 ............. 227 224,092
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
03/21/31 ................... 376 372,398
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.52% , 01/29/27 ........... 191 189,486
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.00% , 02/15/28 ........... 303 294,859
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.91% , 06/04/29 ........... 322 311,943
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.44%
,
08/27/29 ............. 390 354,090
Stonepeak Nile Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
04/09/32 ............. 203 201,992
United Airlines, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
02/24/31 ............. 282 280,855
2,229,715
Personal Care Products — 0.2%
Rainbow Finco SARL, Facility 1st Lien Term
Loan B2 , (6-mo. EURIBOR at 0.00% Floor +
3.25%), 5.39%
,
02/26/29
(a)
............ EUR 2,438 2,815,976

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.67%
,
08/02/32 ............ USD 543 $ 544,005
Elanco Animal Health, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.41% - 5.43%
,
10/29/32 ........ 164 163,757
Endo Finance Holdings LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
04/23/31 ............. 129 128,449
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
05/05/28 ............. 495 496,133
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
5.92%
,
05/19/31 ................... 87 82,446
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
04/20/29 ............. 241 238,806
1,653,596
Professional Services — 0.3%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
08/12/32 ................... 225 223,118
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
09/29/31 ............. 322 321,708
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.28%
,
06/02/28 ................... 484 461,730
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.42%
,
04/28/28 .. 570 569,422
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.20%
,
06/22/29 ................... 202 202,643
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.50%), 5.17%
,
07/31/30 ............. 158 136,137
Trans Union LLC, 1st Lien Term Loan B8 , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.45%
,
06/24/31 ................... 583 579,104
Trans Union LLC, 1st Lien Term Loan B9 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.45%
,
06/24/31 ................... 248 246,022
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.42%
,
09/28/29 ... 293 283,011
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
11/26/31 .............. 548 529,428
3,552,323
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 6.42%
,
01/31/30
(a) (f)
. 117 117,247
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
07/06/29 ................... USD 187 $ 187,474
Galileo Parent, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.12%
,
03/03/33 ................... 198 193,792
Qnity Electronics, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/29/32 ............. 737 735,310
1,116,576
Software — 1.0%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
02/24/31 ............. 937 918,031
Avalara, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
03/26/32 ................... 303 295,263
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.17%
,
08/15/29 ............. 261 165,295
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
07/30/31 ............. 843 779,157
Capstone Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
06/17/30 ............. 166 157,443
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.67%
,
01/23/32 ............ 418 414,695
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.01% Floor +
3.25%), 6.92% , 03/21/31 ........... 687 626,866
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92% , 08/16/32 ........... 741 675,378
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.52%
,
10/09/28 ................... 121 107,717
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.68%
,
12/09/31 ............. 331 316,306
Darktrace Finco US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
10/09/31 ............. 99 95,033
Dayforce Bidco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.66%
,
02/04/33 ................... 630 595,174
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.92%
,
06/26/31 ............. 154 144,325
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
10/09/29 ............. 800 777,202
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.42%
,
11/15/32 .............. 133 126,905
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42% , 09/12/29 ........... 730 721,942
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42% , 04/16/32 ........... 217 213,691

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
01/30/32 ............ USD 623 $ 594,926
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
03/22/32 ................... 918 854,537
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.67%
,
03/01/29 ................... 426 379,446
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
7.92%
,
12/31/31 ................... 146 96,890
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.41%
,
02/04/33 ............. 354 354,110
Ping Identity Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
11/15/32 .............. 136 134,130
Proofpoint, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.70%
,
08/31/28 ................... 935 904,150
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
06/28/30
(f)
............. 242 201,120
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.96%
,
04/24/28 ................... 422 403,168
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
05/09/31 ............. 665 662,847
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
02/10/31 ................... 694 662,640
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
04/14/31 ................... 612 597,123
12,975,510
Specialty Retail — 0.3%
(a)
Belron Finance 2019 LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.66%
,
10/16/31 ............. 906 904,753
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
01/16/32 ............. 531 528,320
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
04/23/31 ........ 239 238,051
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.67%
,
05/04/28 ... 791 789,875
Peer Holding III BV, Facility 1st Lien Term Loan
B8 , (3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
09/29/32 ............. 88 87,120
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.45%
,
12/06/32 ... 61 61,000
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.21%
,
12/16/32 ............ 283 283,002
Pye-Barker Fire & Safety LLC, Delayed Draw 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 0.00%), 0.00%
,
12/16/32 ... 42 42,288
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.28% , 10/20/28 ........... USD 117 $ 113,731
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.02% , 10/20/28 ........... 66 65,737
3,113,877
Technology Hardware, Storage & Peripherals — 0.1%
Finastra USA, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
09/15/32
(a)
.................. 860 806,250
Tobacco — 0.0%
Savor Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
02/19/32
(a)
............ 16 15,923
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.68%
,
07/27/28 ................... 543 542,225
Core & Main LP, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.68%
,
02/10/31 ................... 173 173,477
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.70%
,
06/17/31 ................... 217 197,957
Herc Holdings, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
06/02/32 ................... 72 71,850
QXO Building Products, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
04/30/32 ............. 253 251,802
TMK Hawk Parent Corp., 1st Lien Term Loan ,
(US Prime Rate + 0.00%), 11.00%
,
12/15/31
(f)
16 —
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.67%
,
06/29/29
(f)
............. 444 202,143
1,439,454
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
09/23/31 ................... 791 790,597
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.02%
,
12/15/26
(f)
................. 172 170,931
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.70%
,
03/18/30 ................... 345 343,852
1,305,380
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 8.92%
,
08/09/32 ............ 140 139,330
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
01/27/31 ............. 471 472,237

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.67%
,
10/06/32 ............. USD 324 $ 323,987
935,554
Total Floating Rate Loan Interests — 11 .3%
(Cost: $ 146,402,366 ) .............................. 142,827,717
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile , 6.44% ,
01/26/36
(c)
....................... 227 238,901
Empresa Nacional del Petroleo , 5.95% ,
07/30/34
(b)
....................... 245 247,119
486,020
Colombia — 0.1%
Ecopetrol SA , 8.88% , 01/13/33 ............ 736 776,848
France — 0.1%
Electricite de France SA
(a)(c)(i)
(BPISDS15 + 3.32%), 5.88% ........... GBP 200 258,764
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ EUR 1,200 1,418,345
1,677,109
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt. , 6.00% , 05/16/29 562 681,067
MVM Energetika Zrt. , 7.50% , 06/09/28 ...... USD 303 314,538
995,605
Indonesia — 0.1%
(c)
Pertamina Persero PT , 4.18% , 01/21/50 ..... 200 147,704
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
1.88% , 11/05/31 ................... EUR 200 203,168
4.38% , 02/05/50 ................... USD 200 146,750
497,622
Mexico — 0.1%
Petroleos Mexicanos
5.35% , 02/12/28 ................... 140 138,698
8.75% , 06/02/29 ................... 680 714,519
5.95% , 01/28/31 ................... 671 641,778
1,494,995
Morocco — 0.1%
OCP SA
5.13% , 06/23/51
(c)
.................. 333 258,864
7.50% , 05/02/54
(b)
.................. 538 563,994
822,858
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 5.50% ,
05/06/30
(b)
....................... 345 350,270
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25% ,
02/14/29
(c)
....................... 215 222,928
Total Foreign Agency Obligations — 0 .6%
(Cost: $ 6,997,419 ) ............................... 7,324,255
Foreign Government Obligations
Angola — 0.0%
Republic of Angola , 8.75% , 04/14/32
(b)
....... 365 354,232
Argentina — 0.0%
Argentine Republic (The) , 0.75% , 07/09/30
(d)
.. 415 347,535
Security
Par (000)
Par (000) Value
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(b)
...... USD 301 $ 304,341
Bahrain — 0.0%
Kingdom of Bahrain , 5.45% , 09/16/32
(c)
...... 381 342,471
Barbados — 0.1%
Barbados Government Bond , 8.00% , 06/26/35
(b)
699 713,679
Benin — 0.1%
Benin Government Bond , 7.96% , 02/13/38
(b)
... 746 729,831
Brazil — 0.1%
Federative Republic of Brazil
6.63% , 03/15/35 ................... 344 351,912
6.25% , 05/22/36 ................... 381 373,961
725,873
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(c)
. 420 404,498
Cameroon — 0.0%
Republic of Cameroon , 8.88% , 01/30/33
(c)
.... 380 358,340
Chile — 0.1%
Republic of Chile
3.75% , 01/14/32 ................... EUR 323 369,841
4.34% , 03/07/42 ................... USD 610 534,970
904,811
Colombia — 0.1%
Republic of Colombia
6.13% , 01/21/31 ................... 205 201,720
8.00% , 11/14/35 ................... 245 256,527
7.75% , 11/07/36 ................... 341 348,860
6.50% , 11/26/38 ................... EUR 330 362,409
1,169,516
Costa Rica — 0.1%
Republic of Costa Rica
6.55% , 04/03/34
(c)
.................. USD 297 313,261
7.30% , 11/13/54
(b)
.................. 312 338,520
651,781
Dominican Republic — 0.1%
Dominican Republic Government Bond
(b)
4.50% , 01/30/30 ................... 800 760,000
7.05% , 02/03/31 ................... 568 587,312
6.95% , 03/15/37 ................... 347 352,891
1,700,203
Ecuador — 0.0%
Republic of Ecuador , 9.25% , 01/29/39
(b)
...... 545 534,645
Egypt — 0.1%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
.................. EUR 371 400,540
9.45% , 02/04/33
(b)
.................. USD 343 358,884
8.50% , 01/31/47
(b)
.................. 301 259,425
7.50% , 02/16/61
(b)
.................. 335 254,734
1,273,583
Gabon — 0.0%
Gabon Government Bond , 9.50% , 02/18/29
(c)
.. 335 313,429
Guatemala — 0.1%
Republic of Guatemala
(b)
5.25% , 08/10/29 ................... 290 288,840
7.05% , 10/04/32 ................... 565 604,550
6.60% , 06/13/36 ................... 290 303,543
6.25% , 08/15/36 ................... 355 360,946
1,557,879

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
.................. USD 596 $ 597,177
6.00% , 09/26/35
(c)
.................. 364 368,980
5.50% , 03/26/36
(b)
.................. 218 212,005
6.75% , 09/23/55
(b)
.................. 357 362,919
1,541,081
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III , 2.55% ,
06/09/31
(c)
....................... 200 177,504
Republic of Indonesia
3.88% , 01/15/33 ................... EUR 319 358,348
5.30% , 08/14/35
(c)
.................. AUD 250 168,175
4.75% , 07/18/47
(c)
.................. USD 200 175,550
879,577
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
.................. 165 165,737
5.88% , 10/17/31
(c)
.................. EUR 703 792,655
8.08% , 04/01/36
(b)
.................. USD 397 403,387
8.25% , 01/30/37
(b)
.................. 201 205,745
1,567,524
Jordan — 0.1%
Hashemite Kingdom of Jordan
7.50% , 01/13/29
(b)
.................. 334 343,414
5.85% , 07/07/30
(c)
.................. 377 369,931
713,345
Kenya — 0.0%
Republic of Kenya , 9.75% , 02/16/31
(b)
....... 430 441,159
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(b)
....................... 415 413,772
Latvia — 0.1%
Latvia Government Bond , 5.13% , 07/30/34
(b)
.. 696 696,870
Mexico — 1.3%
Eagle Funding Luxco SARL , 5.50% , 08/17/30
(b)
. 13,783 13,817,457
United Mexican States
5.38% , 03/22/33 ................... 565 552,005
5.63% , 02/09/34 ................... 510 500,820
5.63% , 09/22/35 ................... 956 924,452
6.13% , 02/09/38 ................... 310 302,870
5.13% , 03/19/38 ................... EUR 274 305,698
5.38% , 05/16/40 ................... 197 219,307
16,622,609
Mongolia — 0.0%
State of Mongolia , 3.50% , 07/07/27
(c)
....... USD 200 193,800
Montenegro — 0.0%
Republic of Montenegro , 2.88% , 12/16/27
(c)
... EUR 315 354,877
Morocco — 0.1%
Kingdom of Morocco
2.38% , 12/15/27
(c)
.................. USD 329 315,889
5.95% , 03/08/28
(b)
.................. 311 316,194
4.75% , 04/02/35
(b)
.................. EUR 646 734,732
1,366,815
Nigeria — 0.1%
Federal Republic of Nigeria
(b)
10.38% , 12/09/34 .................. USD 398 455,312
9.13% , 01/13/46 ................... 284 296,212
751,524
Security
Par (000)
Par (000) Value
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% , 03/13/27
(c)
EUR 269 $ 315,454
Oman — 0.1%
Oman Government Bond , 6.75% , 01/17/48
(c)
.. USD 673 701,783
Pakistan — 0.0%
Islamic Republic of Pakistan , 6.00% , 04/08/26
(c)
200 199,640
Panama — 0.1%
Republic of Panama , 6.40% , 02/14/35 ....... 535 555,330
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74% , 01/29/33 ................... 322 283,038
5.60% , 03/13/48 ................... 237 217,566
500,604
Peru — 0.1%
Republic of Peru
2.78% , 01/23/31 ................... 553 504,875
1.86% , 12/01/32 ................... 527 434,248
939,123
Philippines — 0.0%
Republic of Philippines , 3.70% , 03/01/41 ..... 200 160,800
Poland — 0.1%
Republic of Poland
4.88% , 10/04/33 ................... 286 285,379
5.50% , 04/04/53 ................... 437 401,804
687,183
Republic of Turkiye — 0.1%
Republic of Turkiye (The)
7.13% , 02/12/32 ................... 685 686,027
6.30% , 03/14/33 ................... 379 358,250
1,044,277
Romania — 0.3%
Romania Government Bond
5.25% , 11/25/27
(b)
.................. 296 295,772
2.12% , 07/16/31
(c)
.................. EUR 763 756,894
4.63% , 03/04/33
(b)
.................. 488 526,334
6.25% , 09/10/34
(b)
.................. 659 771,226
6.75% , 07/11/39
(b)
.................. 293 337,438
6.50% , 10/07/45
(b)
.................. 409 451,611
3,139,275
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia , 5.00% , 01/18/53
(b)
.. USD 633 534,562
Serbia — 0.1%
Republic of Serbia
6.50% , 09/26/33
(c)
.................. 328 341,845
6.00% , 06/12/34
(b)
.................. 408 408,000
749,845
South Africa — 0.2%
Republic of South Africa
7.10% , 11/19/36
(b)
.................. 388 397,557
5.00% , 10/12/46 ................... 388 278,390
5.75% , 09/30/49 ................... 792 613,800
7.95% , 11/19/54
(b)
.................. 497 491,160
7.25% , 12/11/55
(b)
.................. 200 182,900
1,963,807
Sri Lanka — 0.0%
Sri Lanka Government Bond
(b)
4.00% , 04/15/28 ................... 30 28,384
3.10% , 01/15/30
(d)
.................. 33 30,484
3.35% , 03/15/33
(d)
.................. 65 53,912

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sri Lanka (continued)
3.60% , 06/15/35
(d)
.................. USD 44 $ 33,153
3.60% , 05/15/36
(d)
.................. 30 26,844
3.60% , 02/15/38
(d)
.................. 61 54,317
227,094
Suriname — 0.0%
Suriname Government International Bond ,
8.50% , 11/06/35
(b)
.................. 381 393,954
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.50% , 01/28/36
(b)
379 375,210
Ukraine — 0.0%
Ukraine Government Bond
(b)(d)
4.50% , 02/01/29 ................... 100 69,659
0.00% , 02/01/30 ................... 9 5,290
0.00% , 02/01/34 ................... 34 14,422
4.50% , 02/01/34 ................... 66 35,227
0.00% , 02/01/35 ................... 29 13,103
0.00% , 02/01/36 ................... 24 10,895
148,596
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90% ,
09/09/50
(c)
....................... 480 329,616
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.25% , 09/10/60 . 577 522,762
Uzbekistan — 0.1%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 ................... EUR 383 445,465
7.85% , 10/12/28 ................... USD 296 308,765
754,230
Total Foreign Government Obligations — 4 .1%
(Cost: $ 51,328,649 ) ............................... 52,172,745
Shares
Shares
Investment Companies
Invesco Senior Loan ETF
(o)
.............. 266,000 5,429,060
iShares AAA CLO Active ETF
(p)
........... 300,000 15,550,500
iShares Floating Rate Bond ETF
(p)
......... 308,079 15,696,625
VanEck JPMorgan EM Local Currency Bond ETF 1,441,682 36,200,635
Total Investment Companies — 5 .8%
(Cost: $ 73,234,092 ) ............................... 72,876,820
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.17%, 09/25/46
(a)
................ 1,015 1,004,730
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37 1,678 709,846
Deephaven Residential Mortgage Trust, Series
2026-INV2, Class A1, 5.48%, 02/25/71
(a) (b)
.. 615 615,182
Elmwood European CLO 1, 0.00%, 04/16/40
(a) (c)
EUR 110 127,143
GS Mortgage-Backed Securities Trust, Series
2026-R1, Class A1, 5.53%, 04/25/63
(b) (d)
... USD 1,000 999,988
Sequoia Mortgage Trust, Series 2026-MED1,
Class A1A, 5.12%, 04/25/56
(a) (b)
......... 1,000 984,966
4,441,855
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.2%
(a)(b)
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 2.94%, 12/10/41 ......... USD 1,343 $ 1,152,906
Velocity Commercial Capital Loan Trust
Series 2019-3, Class M2, 3.28%, 10/25/49 .. 1,277 1,181,314
Series 2019-3, Class M3, 3.38%, 10/25/49 .. 393 358,325
2,692,545
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.08%, 08/15/57 ............ 23,687 695,078
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
.................. 8,700 11,410
706,488
Total Non-Agency Mortgage-Backed Securities — 0 .6%
(Cost: $ 8,607,749 ) ............................... 7,840,888
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
Millennium Corp. Claim
(f)
................ 811 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 6.8%
Automobiles — 0.1%
(c)
Stellantis NV
(a)(i)
(5-Year EURIBOR ICE Swap Rate + 3.77%),
6.25%
(c)
....................... EUR 400 441,297
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 4.08%), 8.25%
(c)
......... GBP 325 411,093
(5-Year EURIBOR ICE Swap Rate + 4.24%),
6.88%
(c)
....................... EUR 325 354,110
1,206,500
Banks — 3.5%
AIB Group plc , (5-Year EURIBOR ICE Swap Rate
+ 3.71%), 6.00%
(a) (c) (i)
................ 200 230,142
Banco Bilbao Vizcaya Argentaria SA
(5-Year EUR Swap Annual + 4.27%), 6.88%
(a) (
c) (i)
........................... 600 725,176
Banco Mercantil del Norte SA , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 8.38%
(a) (b) (i)
.......... USD 409 422,088
Bank of America Corp.
(a)(i)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... 124 127,130
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 9,984 10,044,134
Barclays plc
(a)(i)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% .... 8,115 8,397,067
(USISSO05 + 5.78%), 9.63% ........... 3,035 3,310,441
(5-Year EURIBOR ICE Swap Rate + 3.56%),
6.13%
(c)
....................... EUR 250 275,962
BPER Banca SpA , (5-Year EURIBOR ICE Swap
Rate + 3.57%), 5.88%
(a) (c) (i)
............ 343 381,669
CaixaBank SA , (5-Year EURIBOR ICE Swap
Rate + 3.35%), 5.88%
(a) (c) (i)
............ 200 223,854

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Citigroup, Inc.
(a)(i)
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.91%),
7.20% ........................ USD 7,500 $ 7,643,002
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ 79 79,777
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 6,048 6,045,276
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 25 25,186
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 30 30,212
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% .... 40 40,030
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 25 25,729
HDFC Bank Ltd. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.93%), 3.70%
(a) (c) (i)
................. 200 196,878
HSBC Holdings plc , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.99%), 7.05%
(a) (i)
.................. 200 201,472
JPMorgan Chase & Co. , Series W , (3-mo.
CME Term SOFR at 0.00% Floor + 1.26%),
4.91% , 05/15/47
(a)
.................. 1,000 879,351
Mitsubishi UFJ Financial Group, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.07%), 6.35%
(a) (i)
........... 400 393,134
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(a) (i)
. 5,418 5,465,538
Standard Chartered plc , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.02%), 7.63%
(a) (c) (i)
................. 200 204,436
Sumitomo Mitsui Financial Group, Inc. , (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 1.90%), 6.45%
(a) (i)
..... 300 292,075
Woori Bank , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.28%),
6.38%
(a) (c) (i)
....................... 300 309,469
45,969,228
Broadline Retail — 0.1%
Rakuten Group, Inc. , (5-Year EUR Swap Annual
+ 4.74%), 4.25%
(a) (c) (i)
................ EUR 429 480,792
Capital Markets — 1.7%
(a)
Brookfield Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30% , 01/15/55 .............. USD 80 76,627
Deutsche Bank AG
(i)
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(c)
....................... EUR 200 242,753
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(c)
....................... 200 235,092
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(c)
....................... 200 239,340
(5-Year EURIBOR ICE Swap Rate + 4.04%),
6.75%
(c)
....................... 200 227,991
Goldman Sachs Group, Inc. (The)
(i)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... USD 7,932 8,085,191
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ USD 62 $ 61,677
Nomura Holdings, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.08%), 7.00%
(i)
.................... 375 377,536
UBS Group AG
(b)(i)
(USISSO05 + 4.16%), 7.75% ........... 5,365 5,528,209
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% .... 5,410 6,092,953
21,167,369
Construction Materials — 0.0%
Cemex SAB de CV , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (i)
................. 310 314,687
Consumer Finance — 0.0%
(c)
Volkswagen International Finance NV
(a)(i)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49%
(c)
....................... EUR 100 115,359
(EUAMDB08 + 3.49%), 5.99%
(c)
......... 200 231,055
346,414
Diversified REITs — 0.1%
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%), 4.75%
(a) (c
) (i)
............................. 400 457,346
Diversified Telecommunication Services — 0.0%
(c)
Telefonica Emisiones SA
(a)(i)
(5-Year EURIBOR ICE Swap Rate + 1.84%),
4.38%
(c)
....................... 200 223,287
(EUAMDB08 + 2.13%), 4.88%
(c)
......... 200 219,587
442,874
Electric Utilities — 0.1%
(a)
CLP Power HK Finance Ltd. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.01%), 5.45%
(c) (i)
........... USD 300 309,000
Duke Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45% , 09/01/54 .............. 17 17,555
EDP SA , (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75% , 05/29/54
(c)
............ EUR 200 232,365
Electricite de France SA
(i)
(5-Year EURIBOR ICE Swap Rate + 2.07%),
4.38%
(c)
....................... 100 112,040
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38%
(c)
......... GBP 300 399,784
NextEra Energy Capital Holdings, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75% , 06/15/54 ................. USD 19 19,656
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.38% , 08/15/55 ................. 35 35,657
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b) (i)
.................. 88 94,927
PG&E Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 ................... 53 52,371
1,273,355

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services — 0.1%
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54
(a)
..... USD 40 $ 37,504
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54
(a)
............ 28 27,519
Nationwide Building Society
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.85%), 7.50%
(a) (c) (i)
........ GBP 400 530,233
595,256
Gas Utilities — 0.0%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(a) (b)
................. USD 25 25,349
Ground Transportation — 0.1%
MTR Corp. CI Ltd. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.46%), 5.63%
(a) (c) (i)
................. 600 619,200
Independent Power and Renewable Electricity Producers — 0.1%
(a)
AES Andes SA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.84%),
8.15% , 06/10/55
(b)
.................. 495 518,884
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60% , 01/15/55 .............. 33 32,733
Orsted A/S , (5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024
(c)
........... EUR 100 115,564
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (i)
........................ USD 165 165,212
832,393
Insurance — 0.2%
BNP Paribas Cardif SA , (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00%
(a) (c) (i)
........ EUR 500 559,099
Dai-ichi Life Insurance Co. Ltd. (The) , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.52%), 6.20%
(a) (c) (i)
.......... USD 200 201,190
FWD Group Holdings Ltd.
5.25% , 09/22/30
(c)
.................. 475 471,936
7.64% , 07/02/31
(c)
.................. 200 217,652
5.84% , 09/22/35
(c)
.................. 475 469,576
NN Group NV , (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (c) (i)
................ EUR 200 224,890
QIC Cayman Ltd. , (6-Year USD Constant
Maturity + 2.20%), 6.15%
(a) (c) (i)
.......... USD 200 191,656
2,335,999
Multi-Utilities — 0.3%
(a)
CenterPoint Energy, Inc. , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85% , 02/15/55 ...... 10 10,478
Dominion Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................. 3,805 4,024,511
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.21%),
6.63% , 05/15/55 ................. 10 10,153
Veolia Environnement SA , (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(c) (i)
......... EUR 100 112,117
4,157,259
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(a)
Enbridge, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20% , 06/27/54 ................. USD 25 $ 26,294
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38% , 03/15/55 ................. 25 26,263
Energy Transfer LP
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(i)
....................... 55 54,890
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(i)
....................... 26 26,463
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00% , 05/15/54 ................. 58 60,749
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................. 36 36,564
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b) (i)
........................ 197 201,142
Var Energi ASA , (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86% , 11/15/83
(c)
........ EUR 614 765,443
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(b) (i)
.................. USD 165 164,348
Wintershall Dea Finance 2 BV , (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(c) (i)
...... EUR 339 395,973
1,758,129
Passenger Airlines — 0.0%
(a)(c)
Air France-KLM , (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(i)
............... 200 224,924
Deutsche Lufthansa AG , (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25% , 01/15/55 .... 200 226,335
451,259
Pharmaceuticals — 0.1%
(c)
Bayer AG
(a)
(5-Year EUR Swap Annual + 4.46%),
5.38% , 03/25/82
(c)
................ 700 805,143
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83
(c)
.......... 200 239,793
1,044,936
Real Estate Management & Development — 0.2%
(a)(i)
Aroundtown Finance SARL
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25%
(c)
....................... 843 886,653
(5-Year EURIBOR ICE Swap Rate + 3.04%),
5.13%
(c)
....................... 175 182,461
Grand City Properties SA , (5-Year EURIBOR ICE
Swap Rate + 2.18%), 1.50%
(c)
.......... 300 339,756
Heimstaden Bostad AB
(5-Year EUR Swap Annual + 3.15%), 2.63%
(c)
359 401,600
(5-Year EURIBOR ICE Swap Rate + 2.53%),
5.00%
(c)
....................... 175 188,279
Vivion Investments SARL , (5-Year EURIBOR ICE
Swap Rate + 6.16%), 8.13%
(c)
.......... 200 193,457
2,192,206

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.0%
(a)(c)(i)
Airport Authority , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.70%), 2.10% .................... USD 200 $ 198,750
Royal Capital BV , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
7.40%), 5.00% .................... 200 199,500
398,250
Total Capital Trusts — 6 .8%
(Cost: $ 83,659,604 ) ............................... 86,068,801
Shares
Shares
Preferred Stocks — 0.0%
Financial Services — 0.0%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(k)
..... 193 10,352
IT Services — 0.0%
(e)(f)
Veritas Newco ....................... 710 13,488
Veritas Newco, Series G-1 ............... 490 9,317
22,805
Semiconductors & Semiconductor Equipment
— 0.0%
Microchip Technology, Inc. , 7.50% , 03/15/28
(k)
. 700 39,879
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC
(e) (f)
................ 60,182 1
Total Preferred Stocks — 0.0%
(Cost: $ 132,891 ) ................................. 73,037
Total Preferred Securities — 6 .8%
(Cost: $ 83,792,495 ) ............................... 86,141,838
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 19.3%
Uniform Mortgage-Backed Securities
(r)
2.50% , 04/25/56 ................... 111,452 93,689,565
5.50% , 04/25/56 ................... 93,886 94,318,534
6.00% , 04/25/56 ................... 54,300 55,349,511
Total U.S. Government Sponsored Agency Securities — 19 .3%
(Cost: $ 245,659,904 ) .............................. 243,357,610
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
690 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 109.4%
(Cost: $ 1,401,328,986 ) ............................ 1,379,004,283
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55%
(p) (s)
................... 33,262,341 $ 33,262,341
Total Money Market Funds — 2 .6%
(Cost: $ 33,262,341 ) ............................... 33,262,341
Par (000)
Pa r (000)
U.S. Treasury Obligations — 5.6%
U.S. Treasury Bills ,   3.64% , 04/28/26
(t)
....... USD 70,000 69,809,398
Total U.S. Treasury Obligations — 5 .6%
(Cost: $ 69,809,215 ) ............................... 69,809,398
Total Short-Term Securities — 8.2%
(Cost: $ 103,071,556 ) .............................. 103,071,739
Total Options Purchased — 0.0%
( Cost: $ 219,020 ) ................................. 160,930
Total Investments Before Options Written and TBA Sale
Commitments — 117 .6%
(Cost: $ 1,504,619,562 ) ............................ 1,482,236,952
Total Options Written — (0.0) %
(Premium Received — $ (59,525) ) ..................... (62,562)
TBA Sale Commitments
Mortgage-Backed Securities — ( 4 .4 ) %
Uniform Mortgage-Backed Securities ,
6.00% , 04/25/56
(r)
.................. (54,300) (55,349,510)
Total TBA Sale Commitments — ( 4 .4 ) %
(Proceeds: $ (55,570,535) ) .......................... (55,349,510)
Total Investments Net of Options Written and TBA Sale
Commitments — 113 .2%
(Cost: $ 1,448,989,502 ) ............................ 1,426,824,880
Liabilities in Excess of Other Assets — (13.2) % ............ (166,556,970)
Net Assets — 100.0% ...............................
$ 1,260,267,910

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
40
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $81,312, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Perpetual security with no stated maturity date.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Convertible security.
(l)
Zero-coupon bond.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Rounds to less than 1,000.
(o)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
Represents or includes a TBA transaction.
(s)
Annualized 7-day yield as of period end.
(t)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
09/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 31,057,749 $ 2,204,592
(a)
$ — $ — $ — $ 33,262,341 33,262,341 $ 1,387,144 $ —
iShares AAA CLO Active ETF . 15,589,500 — — — (39,000) 15,550,500 300,000 388,029 —
iShares Floating Rate Bond
ETF ................ 15,738,216 — — — (41,591) 15,696,625 308,079 353,456 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF
(b)
.............. 24,611,946 — (24,893,772) 1,913,573 (1,631,747) — — 404,687 —
iShares MSCI Emerging
Markets ETF
(b)
......... — 22,165,818 (22,907,526) 741,708 — — — 131,995 —
$ 2,655,281 $ (1,712,338) $ 64,509,466 $ 2,665,311 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
41
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 212 06/18/26 $ 23,529 $ (384,665)
U.S. Treasury 10-Year Ultra Note ............................................... 226 06/18/26 25,637 (545,947)
U.S. Treasury Long Bond ..................................................... 477 06/18/26 54,199 (1,744,902)
U.S. Treasury Ultra Bond ..................................................... 270 06/18/26 31,404 (972,749)
U.S. Treasury 2-Year Note .................................................... 297 06/30/26 61,618 (395,634)
U.S. Treasury 5-Year Note .................................................... 4,311 06/30/26 466,329 (4,663,061)
(8,706,958)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 385 06/18/26 42,729 732,839
U.S. Treasury 10-Year Ultra Note ............................................... 617 06/18/26 69,991 1,332,547
U.S. Treasury Long Bond ..................................................... 583 06/18/26 66,243 1,880,859
U.S. Treasury Ultra Bond ..................................................... 626 06/18/26 72,812 2,485,897
6,432,142
$ (2,274,816)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 99,094 USD 114,471 Bank of America NA 04/16/26 $ 146
EUR 480,000 USD 551,280 Citibank NA 04/16/26 3,911
USD 903,789 CHF 710,000 Bank of America NA 04/16/26 14,413
USD 571,656 EUR 487,629 Citibank NA 04/16/26 7,641
USD 9,621,167 EUR 8,199,292 Morgan Stanley & Co. International plc 04/16/26 137,471
USD 13,791,906 GBP 10,400,000 UBS AG 04/16/26 26,793
USD 1,406,397 AUD 1,980,000 JPMorgan Chase Bank NA 06/18/26 41,862
USD 772,416 EUR 660,000 Barclays Bank plc 06/18/26 6,838
239,075
CHF 20,000 USD 25,455 Barclays Bank plc 04/16/26 (402)
EUR 1,673 USD 1,961 Barclays Bank plc 04/16/26 (26)
EUR 149,540 USD 179,269 JPMorgan Chase Bank NA 04/16/26 (6,304)
USD 100,463,056 EUR 87,480,000 Bank of America NA 04/16/26 (720,530)
USD 412,984 EUR 358,000 Barclays Bank plc 06/17/26 (2,266)
(729,528)
$ (490,453)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Nasdaq-100 E-Mini Index ...................... 2 09/18/26 USD 29,500.00 USD 965 $ 2,330
Nasdaq-100 Index ........................... 1 09/18/26 USD 29,500.00 USD 2,374 5,947
8,277
Put
State Street SPDR S&P 500 ETF Trust ............. 455 04/08/26 USD 635.00 USD 29,590 152,653
$ 160,930

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
42
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
State Street SPDR S&P 500 ETF Trust .............. 455 04/08/26 USD 620.00 USD 29,590 $ (62,562)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 NR EUR 100 $ 824 $ (219) $ 1,043
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/27 NR EUR 74 3,793 5,551 (1,758)
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 109 5,485 4,530 955
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 226 11,373 10,851 522
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 103 5,183 3,870 1,313
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 100 5,032 3,814 1,218
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 82 4,961 6,509 (1,548)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 181 10,951 14,911 (3,960)
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 195 23,584 19,652 3,932
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 253 30,599 36,019 (5,420)
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 106 17,615 15,794 1,821
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 106 17,591 12,503 5,088
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/30 NR EUR 100 16,648 13,911 2,737
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 243 23,293 22,129 1,164
ZF Europe Finance BV .. 5 .00 Quarterly Bank of America NA 12/20/30 BB- EUR 108 6,368 12,324 (5,956)
$ 183,300 $ 182,149 $ 1,151
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/26 USD 1,500 $ (1,648) $ (9,133) $ 7,485
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/26 USD 1,000 (2,755) (4,713) 1,958
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/26 USD 4,000 (17,182) (12,627) (4,555)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
43
Derivative Financial Instruments Categorized by Risk Exposure
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/26 USD 1,000 $ (3,003) $ (8,429) $ 5,426
$ (24,588) $ (34,902) $ 10,314
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .65%
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ 182,368 $ (35,121) $ 34,662 $ (23,197)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 6,432,142 $ — $ 6,432,142
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 239,075 — — 239,075
Options purchased
Investments at value — unaffiliated
(b)
............ — — 160,930 — — — 160,930
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 202,161 — — 14,869 — 217,030
$ — $ 202,161 $ 160,930 $ 239,075 $ 6,447,011 $ — $ 7,049,177
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 8,706,958 $ — $ 8,706,958
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 729,528 — — 729,528
Options written
Options written at value ..................... — — 62,562 — — — 62,562
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 18,861 — — 39,457 — 58,318
$ — $ 18,861 $ 62,562 $ 729,528 $ 8,746,415 $ — $ 9,557,366
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
44
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 317,760 $ — $ 317,760
Forward foreign currency exchange contracts .... — — — 2,013,687 — — 2,013,687
Options purchased
(a)
..................... — — (305,650) — — — (305,650)
Options written ........................ — — 72,822 — — — 72,822
Swaps .............................. — 1,466,115 47,322 — (32,288) — 1,481,149
$ — $ 1,466,115 $ (185,506) $ 2,013,687 $ 285,472 $ — $ 3,579,768
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (2,714,754) $ — $ (2,714,754)
Forward foreign currency exchange contracts .... — — — (687,443) — — (687,443)
Options purchased
(b)
..................... — — (152,935) — — — (152,935)
Options written ........................ — — (3,037) — — — (3,037)
Swaps .............................. — (2,661,414) — — (95,356) — (2,756,770)
$ — $ (2,661,414) $ (155,972) $ (687,443) $ (2,810,110) $ — $ (6,314,939)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 608,176,900
Average notional value of contracts — short ................................................................................. 275,708,922
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 133,729,004
Average amounts sold — in USD ........................................................................................ 6,472,964
Options
Average value of option contracts purchased ................................................................................ 80,465
Average value of option contracts written ................................................................................... 31,281
Credit default swaps
Average notional value — sell protection ................................................................................... 34,939,034
Total return swaps
Average notional value ............................................................................................... 6,250,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 984,179 $ 567,483
Forward f oreign currency exchange contracts ................................................................. 239,075 729,528
Options
(a)
......................................................................................... 160,930 62,562
Swaps — centrally cleared .............................................................................. — 2,212,084
Swaps — OTC
(b)
..................................................................................... 217,030 58,318
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 1,601,214 $ 3,629,975
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,145,109) (2,842,129)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 456,105 $ 787,846
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
45
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA ............................... $ 26,883 $ (26,883) $ — $ — $ —
Barclays Bank plc ................................ 14,323 (11,827) — — 2,496
BNP Paribas SA ................................. 48,583 (30,324) — — 18,259
Citibank NA ..................................... 11,552 — — — 11,552
Deutsche Bank AG ................................ 34,239 — — — 34,239
Goldman Sachs International ......................... 49,122 (8,945) — — 40,177
JPMorgan Chase Bank NA .......................... 102,107 (10,264) — — 91,843
Morgan Stanley & Co. International plc .................. 142,503 — — — 142,503
UBS AG ....................................... 26,793 — — — 26,793
$ 456,105 $ (88,243) $ — $ — $ 367,862
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA ............................... $ 726,486 $ (26,883) $ — $ — $ 699,603
Barclays Bank plc ................................ 11,827 (11,827) — — —
BNP Paribas SA ................................. 30,324 (30,324) — — —
Goldman Sachs International ......................... 8,945 (8,945) — — —
JPMorgan Chase Bank NA .......................... 10,264 (10,264) — — —
$ 787,846 $ (88,243) $ — $ — $ 699,603
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statement of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 380,457,990 $ — $ 380,457,990
Common Stocks
Commercial Services & Supplies ............................. — — 9,568 9,568
Construction & Engineering ................................ — — 65,192 65,192
Financial Services ...................................... — — 85,173 85,173
Food Products ......................................... 23,158 38,203 — 61,361
Health Care Equipment & Supplies ........................... 5,919 — — 5,919
Hotels, Restaurants & Leisure .............................. — — 51,997 51,997
IT Services ........................................... — — 102,969 102,969
Life Sciences Tools & Services .............................. 24,728 — — 24,728
Machinery ............................................ — — — —
Media ............................................... — — 81,312 81,312
Metals & Mining ........................................ 58,845 — — 58,845
Oil, Gas & Consumable Fuels ............................... 136,812 — — 136,812
Specialized REITs ...................................... 93,079 — — 93,079

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
46
Level 1 Level 2 Level 3 Total
Trading Companies & Distributors ............................ $ — $ — $ 39,802 $ 39,802
Wireless Telecommunication Services ......................... — 130,707 — 130,707
Corporate Bonds
Aerospace & Defense .................................... — 1,931,712 — 1,931,712
Air Freight & Logistics .................................... — 39,171 — 39,171
Automobile Components .................................. — 5,334,916 — 5,334,916
Automobiles .......................................... — 8,399,857 — 8,399,857
Banks ............................................... — 40,899,162 — 40,899,162
Biotechnology ......................................... — 1,172,848 — 1,172,848
Broadline Retail ........................................ — 1,648,225 — 1,648,225
Building Products ....................................... — 2,331,586 — 2,331,586
Capital Markets ........................................ — 48,233,062 — 48,233,062
Chemicals ............................................ — 6,932,566 — 6,932,566
Commercial Services & Supplies ............................. — 7,059,316 — 7,059,316
Communications Equipment ................................ — 12,197 — 12,197
Construction & Engineering ................................ — 1,572,919 — 1,572,919
Consumer Finance ...................................... — 7,356,764 — 7,356,764
Consumer Staples Distribution & Retail ........................ — 3,051,292 — 3,051,292
Containers & Packaging .................................. — 2,964,242 — 2,964,242
Distributors ........................................... — 256,077 — 256,077
Diversified Consumer Services .............................. — 1,202,292 — 1,202,292
Diversified REITs ....................................... — 7,787,683 — 7,787,683
Diversified Telecommunication Services ........................ — 9,071,759 — 9,071,759
Electric Utilities ........................................ — 8,596,254 — 8,596,254
Electronic Equipment, Instruments & Components ................. — 209,530 — 209,530
Energy Equipment & Services .............................. — 1,969,420 — 1,969,420
Entertainment ......................................... — 1,314,884 — 1,314,884
Financial Services ...................................... — 15,279,288 — 15,279,288
Food Products ......................................... — 2,649,249 — 2,649,249
Gas Utilities ........................................... — 274,622 — 274,622
Ground Transportation ................................... — 5,955,089 — 5,955,089
Health Care Equipment & Supplies ........................... — 866,945 — 866,945
Health Care Providers & Services ............................ — 2,810,712 — 2,810,712
Health Care REITs ...................................... — 620,222 — 620,222
Health Care Technology .................................. — 71,084 — 71,084
Hotel & Resort REITs .................................... — 644,422 — 644,422
Hotels, Restaurants & Leisure .............................. — 13,763,110 — 13,763,110
Household Durables ..................................... — 7,277,632 — 7,277,632
Independent Power and Renewable Electricity Producers ............ — 750,513 — 750,513
Industrial REITs ........................................ — 194,176 — 194,176
Insurance ............................................ — 7,460,254 — 7,460,254
Interactive Media & Services ............................... — 130,084 — 130,084
IT Services ........................................... — 23,447,092 — 23,447,092
Life Sciences Tools & Services .............................. — 13,268 — 13,268
Machinery ............................................ — 1,252,102 — 1,252,102
Media ............................................... — 7,162,222 — 7,162,222
Metals & Mining ........................................ — 7,384,961 — 7,384,961
Mortgage Real Estate Investment Trusts (REITs) .................. — 119,744 — 119,744
Multi-Utilities .......................................... — 290,001 — 290,001
Office REITs .......................................... — 907,220 — 907,220
Oil, Gas & Consumable Fuels ............................... — 18,922,238 — 18,922,238
Paper & Forest Products .................................. — 2,705,170 — 2,705,170
Passenger Airlines ...................................... — 818,847 — 818,847
Personal Care Products .................................. — 733,607 — 733,607
Pharmaceuticals ....................................... — 10,560,846 — 10,560,846
Professional Services .................................... — 324,805 — 324,805
Real Estate Management & Development ....................... — 5,239,953 — 5,239,953
Retail REITs .......................................... — 54,929 — 54,929
Semiconductors & Semiconductor Equipment .................... — 4,863,731 — 4,863,731
Software ............................................. — 26,534,015 — 26,534,015
Specialized REITs ...................................... — 8,489,116 — 8,489,116
Specialty Retail ........................................ — 6,014,903 — 6,014,903
Technology Hardware, Storage & Peripherals .................... — 143,555 — 143,555
Textiles, Apparel & Luxury Goods ............................ — 2,293,311 — 2,293,311
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
Schedule of Investments
47
Level 1 Level 2 Level 3 Total
Tobacco ............................................. $ — $ 12,214,427 $ — $ 12,214,427
Trading Companies & Distributors ............................ — 871,763 — 871,763
Transportation Infrastructure ............................... — 366,068 — 366,068
Wireless Telecommunication Services ......................... — 14,608,806 — 14,608,806
Fixed Rate Loan Interests ................................... — 625,120 — 625,120
Floating Rate Loan Interests
Aerospace & Defense .................................... — 5,098,568 — 5,098,568
Automobile Components .................................. — 2,799,461 — 2,799,461
Automobiles .......................................... — 450,837 — 450,837
Beverages ........................................... — 595,141 — 595,141
Biotechnology ......................................... — 1,032,933 — 1,032,933
Broadline Retail ........................................ — 788,755 — 788,755
Building Products ....................................... — 2,357,135 116,192 2,473,327
Capital Markets ........................................ — 6,153,145 157,605 6,310,750
Chemicals ............................................ — 5,755,983 195,732 5,951,715
Commercial Services & Supplies ............................. — 6,069,437 377,627 6,447,064
Communications Equipment ................................ — 388,665 — 388,665
Construction & Engineering ................................ — 1,446,146 — 1,446,146
Construction Materials .................................... — 2,654,521 — 2,654,521
Consumer Staples Distribution & Retail ........................ — 1,214,405 — 1,214,405
Containers & Packaging .................................. — 3,664,247 — 3,664,247
Diversified Consumer Services .............................. — 1,054,582 — 1,054,582
Diversified REITs ....................................... — 152,661 — 152,661
Diversified Telecommunication Services ........................ — 3,053,187 — 3,053,187
Electric Utilities ........................................ — 1,260,822 — 1,260,822
Electrical Equipment ..................................... — 28,052 — 28,052
Electronic Equipment, Instruments & Components ................. — 346,381 348,709 695,090
Energy Equipment & Services .............................. — 403,190 — 403,190
Entertainment ......................................... — 5,391,786 — 5,391,786
Financial Services ...................................... — 5,160,808 36,723 5,197,531
Food Products ......................................... — 2,464,768 — 2,464,768
Gas Utilities ........................................... — 425,575 — 425,575
Ground Transportation ................................... — 1,336,614 — 1,336,614
Health Care Equipment & Supplies ........................... — 2,415,490 — 2,415,490
Health Care Providers & Services ............................ — 3,806,787 7,867 3,814,654
Health Care Technology .................................. — 1,941,923 159,324 2,101,247
Hotels, Restaurants & Leisure .............................. — 9,736,641 304,662 10,041,303
Household Durables ..................................... — 736,149 — 736,149
Household Products ..................................... — 263,109 — 263,109
Independent Power and Renewable Electricity Producers ............ — 1,240,811 — 1,240,811
Industrial Conglomerates .................................. — 2,579,176 107,000 2,686,176
Insurance ............................................ — 7,811,227 — 7,811,227
Interactive Media & Services ............................... — 133,364 — 133,364
IT Services ........................................... — 5,063,488 — 5,063,488
Life Sciences Tools & Services .............................. — 497,853 — 497,853
Machinery ............................................ — 5,442,965 159,793 5,602,758
Media ............................................... — 3,023,098 — 3,023,098
Multi-Utilities .......................................... — 603,590 — 603,590
Oil, Gas & Consumable Fuels ............................... — 1,730,952 204,674 1,935,626
Passenger Airlines ...................................... — 2,229,715 — 2,229,715
Personal Care Products .................................. — 2,815,976 — 2,815,976
Pharmaceuticals ....................................... — 1,653,596 — 1,653,596
Professional Services .................................... — 3,552,323 — 3,552,323
Real Estate Management & Development ....................... — — 117,247 117,247
Semiconductors & Semiconductor Equipment .................... — 1,116,576 — 1,116,576
Software ............................................. — 12,774,390 201,120 12,975,510
Specialty Retail ........................................ — 3,113,877 — 3,113,877
Technology Hardware, Storage & Peripherals .................... — 806,250 — 806,250
Tobacco ............................................. — 15,923 — 15,923
Trading Companies & Distributors ............................ — 1,237,311 202,143 1,439,454
Transportation Infrastructure ............................... — 1,134,449 170,931 1,305,380
Wireless Telecommunication Services ......................... — 935,554 — 935,554
Foreign Agency Obligations ................................. — 7,324,255 — 7,324,255
Foreign Government Obligations .............................. — 52,172,745 — 52,172,745
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Income Fund
48
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Investment Companies .................................... $ 72,876,820 $ — $ — $ 72,876,820
Non-Agency Mortgage-Backed Securities ........................ — 7,840,888 — 7,840,888
Other Interests .......................................... — — — —
Preferred Securities
Automobiles .......................................... — 1,206,500 — 1,206,500
Banks ............................................... — 45,969,228 — 45,969,228
Broadline Retail ........................................ — 480,792 — 480,792
Capital Markets ........................................ — 21,167,369 — 21,167,369
Construction Materials .................................... — 314,687 — 314,687
Consumer Finance ...................................... — 346,414 — 346,414
Diversified REITs ....................................... — 457,346 — 457,346
Diversified Telecommunication Services ........................ — 442,874 — 442,874
Electric Utilities ........................................ — 1,273,355 — 1,273,355
Financial Services ...................................... — 605,608 — 605,608
Gas Utilities ........................................... — 25,349 — 25,349
Ground Transportation ................................... — 619,200 — 619,200
Independent Power and Renewable Electricity Producers ............ — 832,393 — 832,393
Insurance ............................................ — 2,335,999 — 2,335,999
IT Services ........................................... — — 22,805 22,805
Multi-Utilities .......................................... — 4,157,259 — 4,157,259
Oil, Gas & Consumable Fuels ............................... — 1,758,129 — 1,758,129
Passenger Airlines ...................................... — 451,259 — 451,259
Pharmaceuticals ....................................... — 1,044,936 — 1,044,936
Real Estate Management & Development ....................... — 2,192,206 — 2,192,206
Semiconductors & Semiconductor Equipment .................... — 39,879 — 39,879
Transportation Infrastructure ............................... — 398,250 — 398,250
Wireless Telecommunication Services ......................... — — 1 1
U.S. Government Sponsored Agency Securities .................... — 243,357,610 — 243,357,610
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 33,262,341 — — 33,262,341
U.S. Treasury Obligations ................................... — 69,809,398 — 69,809,398
Options Purchased
Equity contracts .......................................... 2,330 158,600 — 160,930
Unfunded Floating Rate Loan Interests
(a)
........................... — 26 — 26
Liabilities
Investments
TBA Sale Commitments .................................... — (55,349,510) — (55,349,510)
Unfunded Floating Rate Loan Interests
(a)
........................... — (1,249) (5,487) (6,736)
$ 106,484,032 $ 1,317,076,019 $ 3,320,681 $ 1,426,880,732
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 19,793 $ — $ 19,793
Foreign currency exchange contracts ............................ — 239,075 — 239,075
Interest rate contracts ....................................... 6,432,142 14,869 — 6,447,011
Liabilities
Credit contracts ........................................... — (18,642) — (18,642)
Equity contracts ........................................... — (62,562) — (62,562)
Foreign currency exchange contracts ............................ — (729,528) — (729,528)
Interest rate contracts ....................................... (8,706,958) (4,555) — (8,711,513)
$ (2,274,816) $ (541,550) $ — $ (2,816,366)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)

March 31, 2026
49
Statement of Assets and Liabilities
BlackRock
Income Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,417,727,486
Investments, at value — affiliated
(b)
.......................................................................................... 64,509,466
Cash ............................................................................................................. 1,356,791
Cash pledged:
Collateral — TBA commitments ........................................................................................... 3,000,000
Futures contracts .................................................................................................... 10,003,000
Centrally cleared swaps ................................................................................................ 3,758,790
Foreign currency, at value
(c)
............................................................................................... 2,423,419
Receivables: –
Investment s sold .................................................................................................... 1,739,403
Options written ...................................................................................................... 59,525
Swaps   .......................................................................................................... 2,608,869
TBA sale commitments ................................................................................................ 55,570,535
Capital shares sold ................................................................................................... 2,250,872
Dividends — unaffiliated ............................................................................................... 1,533
Dividends — affiliated ................................................................................................. 93,591
Interest — unaffiliated ................................................................................................. 11,866,361
From the Manager ................................................................................................... 27,134
Due from broker ..................................................................................................... 25,000
Variation margin on futures contracts ....................................................................................... 984,179
Swap premiums paid ................................................................................................... 182,368
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 239,075
OTC swaps ........................................................................................................ 34,662
Unfunded floating rate loan interests ....................................................................................... 26
Prepaid e xpenses ..................................................................................................... 124,473
Total a ssets .........................................................................................................
1,578,586,558
LIABILITIES
Cash received:
Collateral — TBA commitments ........................................................................................... 333,000
Options written, at value
(d)
................................................................................................ 62,562
TBA sale commitments, at value
(e)
.......................................................................................... 55,349,510
Payables: –
Investments purchased ................................................................................................ 253,065,281
Swaps   .......................................................................................................... 220
Accounting services fees ............................................................................................... 74,424
Administration fees ................................................................................................... 43,550
Capital shares redeemed ............................................................................................... 4,385,228
Custodian fees ...................................................................................................... 9,890
Income dividend distributions ............................................................................................ 384,126
Interest expense .................................................................................................... 899
Investment advisory fees ............................................................................................... 491,985
Other affiliate fees ................................................................................................... 25
Printing and postage fees .............................................................................................. 25,230
Professional fees .................................................................................................... 25,061
Registration fees .................................................................................................... 9,305
Service and distribution fees ............................................................................................. 48,579
Transfer agent fees .................................................................................................. 435,624
Variation margin on futures contracts ....................................................................................... 567,483
Variation margin on centrally cleared swaps .................................................................................. 2,212,084
Swap premiums received ................................................................................................ 35,121
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 729,528
OTC swaps ........................................................................................................ 23,197
Unfunded floating rate loan interests ....................................................................................... 6,736
Total li abilities ........................................................................................................
318,318,648
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 1,260,267,910

Statement of Assets and Liabilities
(unaudited) (continued)
March 31, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
50
See notes to financial statements.
BlackRock
Income Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,673,232,768
Accumulated loss ..................................................................................................... (412,964,858)
NET ASSETS ........................................................................................................
$ 1,260,267,910
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,440,146,485
(b)
  Investments, at cost — affiliated ................................................................................... $ 64,473,077
(c)
  Foreign currency, at cost ....................................................................................... $ 2,418,353
(d)
  Premiums received ........................................................................................... $ 59,525
(e)
  Proceeds received from TBA sale commitments ......................................................................... $ 55,570,535

Statement of Assets and Liabilities
(unaudited) (continued)
March 31, 2026
51
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Income Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 803,412,576
Shares outstanding ...................................................................................................
89,588,627
Net asset value .....................................................................................................
$ 8.97
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 183,520,600
Shares outstanding ...................................................................................................
20,464,194
Net asset value .....................................................................................................
$ 8.97
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 9,489,755
Shares outstanding ...................................................................................................
1,057,565
Net asset value .....................................................................................................
$ 8.97
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 263,844,979
Shares outstanding ...................................................................................................
29,420,461
Net asset value .....................................................................................................
$ 8.97
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations
(unaudited)
Six Months Ended March 31, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
52
See notes to financial statements.
BlackRock Income
Fund
INVESTMENT INCOME –
Dividends — unaffiliated .............................................................................................. $ 771,052
Dividends — affiliated ................................................................................................ 2,665,311
Interest — unaffiliated ................................................................................................ 32,706,778
Payment-in-kind interest — unaffiliated .................................................................................... 218,189
Foreign taxes withheld ............................................................................................... (5,364)
Total investment income ................................................................................................
36,355,966
EXPENSES
Investment advisory ................................................................................................. 3,107,063
Transfer agent — class specific ......................................................................................... 413,193
Service and distribution — class specific ................................................................................... 284,416
Administration .................................................................................................... 256,844
Accounting services ................................................................................................. 232,970
Administration — class specific ......................................................................................... 127,011
Professional ...................................................................................................... 81,968
Registration ...................................................................................................... 55,958
Custodian ........................................................................................................ 28,808
Printing and postage ................................................................................................ 24,498
Trustees and Officer ................................................................................................. 10,555
Miscellaneous ..................................................................................................... 28,695
Total expenses excluding interest expense ....................................................................................
4,651,979
Interest expense ................................................................................................... 5,102
Total expenses ......................................................................................................
4,657,081
Less: –
Administration fees waived by the Manager — class specific ...................................................................... (127,011)
Fees waived and/or reimbursed by the Manager .............................................................................. (203,323)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ......................................................... (160,004)
Total ex penses after fees waived and/or reimbursed .............................................................................
4,166,743
Net investment income .................................................................................................
32,189,223
REALIZED AND UNREALIZED GAIN (LOSS) $ (23,915,196)
Net realized gain from:
Investments — unaffiliated .......................................................................................... $ 2,239,447
Investments — affiliated ............................................................................................ 2,655,281
Forward foreign currency exchange contracts .............................................................................. 2,013,687
Foreign currency transactions ........................................................................................ 1,787,422
Futures contracts ................................................................................................. 317,760
Options written .................................................................................................. 72,822
Swaps   ....................................................................................................... 1,481,149
10,567,568
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... (26,566,288)
Investments — affiliated ............................................................................................ (1,712,338)
Forward foreign currency exchange contracts .............................................................................. (687,443)
Foreign currency translations ......................................................................................... (35,013)
Futures contracts ................................................................................................. (2,714,754)
Options written .................................................................................................. (3,037)
Swaps   ....................................................................................................... (2,756,770)
Unfunded floating rate loan interests .................................................................................... (7,121)
(34,482,764)
Net realized and unrealized loss ...........................................................................................
(23,915,196)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 8,274,027

Statements of Changes in Net Assets
53
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Income Fund
Six Months Ended
03/31/26
(unaudited)
Year Ended
09/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 32,189,223 $ 69,330,091
Net realized gain .................................................................................. 10,567,568 373,606
Net change in unrealized appreciation (depreciation) .......................................................... (34,482,764) 4,741,945
Net increase in net assets resulting from operations .............................................................
8,274,027 74,445,642
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (23,423,326) (43,932,046)
Investor A ...................................................................................... (5,128,021) (9,431,141)
Investor C ...................................................................................... (249,438) (564,958)
Class K ........................................................................................ (7,621,857) (13,420,223)
Decrease in net assets resulting from distributions to shareholders ...................................................
(36,422,642) (67,348,368)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
33,668,132 (3,114,205)
NET ASSETS
Total increase in net assets ............................................................................. 5,519,517 3,983,069
Beginning of period ..................................................................................
1,254,748,393 1,250,765,324
End of period ......................................................................................
$ 1,260,267,910 $ 1,254,748,393
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
54
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Institutional
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 9.17  $ 9.11  $ 8.59  $ 8.50  $ 10.46  $ 10.22
Net investment income
(a)
....................
0 .23  0 .52  0 .56  0 .49  0 .34  0 .37
Net realized and unrealized gain (loss) ...........
( 0 .17 ) 0 .04  0 .51  0 .10  ( 1 .75 ) 0 .25
Net increase (decrease) from investment operations ... 0.06  0.56  1.07  0.59  (1.41) 0.62
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .26 ) ( 0 .50 ) ( 0 .55 ) ( 0 .39 ) ( 0 .42 ) ( 0 .38 )
From net realized gain ...................... —  —  —  —  ( 0 .13 ) —
Return of capital .......................... —  —  —  ( 0 .11 ) —  —
Total distributions ........................... (0.26) (0.50) (0.55) (0.50) (0.55) (0.38)
Net asset value, end of period ................. $ 8.97  $ 9.17  $ 9.11  $ 8.59  $ 8.50  $ 10.46
Total Return
(c)
Based on net asset value ..................... 0.67%
(d)
6.39% 12.81% 6.98% (13.95)% 6.13%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.70%
(f)
0.70% 0.69% 0.85% 0.73% 0.71%
Total expenses after fees waived and/or reimbursed ...
0.62%
(f)
0.62% 0.62% 0.62% 0.62% 0.62%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.62%
(f)
0.62% 0.62% 0.62% 0.62% 0.62%
Net investment income ......................
5.10%
(f)
5.72% 6.28% 5.61% 3.57% 3.46%
Supplemental Data
Net assets, end of period (000) ................. $ 803,413  $ 803,811  $ 831,602  $ 690,547  $ 1,370,526  $ 2,622,329
Portfolio turnover rate
(g)
....................... 282% 403% 521% 571% 133% 81%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
183% 206% 290% 365% 133% 81%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
55
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Investor A
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 9.17  $ 9.11  $ 8.59  $ 8.50  $ 10.45  $ 10.22
Net investment income
(a)
....................
0 .22  0 .49  0 .54  0 .47  0 .32  0 .34
Net realized and unrealized gain (loss) ...........
( 0 .17 ) 0 .05  0 .51  0 .10  ( 1 .74 ) 0 .25
Net increase (decrease) from investment operations ... 0.05  0.54  1.05  0.57  (1.42) 0.59
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .25 ) ( 0 .48 ) ( 0 .53 ) ( 0 .37 ) ( 0 .40 ) ( 0 .36 )
From net realized gain ...................... —  —  —  —  ( 0 .13 ) —
Return of capital .......................... —  —  —  ( 0 .11 ) —  —
Total distributions ........................... (0.25) (0.48) (0.53) (0.48) (0.53) (0.36)
Net asset value, end of period ................. $ 8.97  $ 9.17  $ 9.11  $ 8.59  $ 8.50  $ 10.45
Total Return
(c)
Based on net asset value ..................... 0.54%
(d)
6.13% 12.53% 6.71% (14.08)% 5.77%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.96%
(f)
0.97% 0.98% 0.97% 0.91% 0.90%
Total expenses after fees waived and/or reimbursed ...
0.87%
(f)
0.87% 0.88% 0.87% 0.87% 0.87%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.87%
(f)
0.87% 0.87% 0.87% 0.87% 0.87%
Net investment income ......................
4.85%
(f)
5.48% 6.04% 5.43% 3.35% 3.23%
Supplemental Data
Net assets, end of period (000) ................. $ 183,521  $ 183,338  $ 174,220  $ 155,383  $ 161,675  $ 230,457
Portfolio turnover rate
(g)
....................... 282% 403% 521% 571% 133% 81%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
183% 206% 290% 365% 133% 81%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
56
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Investor C
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 9.17  $ 9.12  $ 8.60  $ 8.50  $ 10.46  $ 10.23
Net investment income
(a)
....................
0 .19  0 .43  0 .47  0 .40  0 .25  0 .27
Net realized and unrealized gain (loss) ...........
( 0 .17 ) 0 .03  0 .51  0 .11  ( 1 .75 ) 0 .24
Net increase (decrease) from investment operations ... 0.02  0.46  0.98  0.51  (1.50) 0.51
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .22 ) ( 0 .41 ) ( 0 .46 ) ( 0 .32 ) ( 0 .33 ) ( 0 .28 )
From net realized gain ...................... —  —  —  —  ( 0 .13 ) —
Return of capital .......................... —  —  —  ( 0 .09 ) —  —
Total distributions ........................... (0.22) (0.41) (0.46) (0.41) (0.46) (0.28)
Net asset value, end of period ................. $ 8.97  $ 9.17  $ 9.12  $ 8.60  $ 8.50  $ 10.46
Total Return
(c)
Based on net asset value ..................... 0.17%
(d)
5.23% 11.69% 6.04% (14.81)% 4.97%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.72%
(f)
1.72% 1.73% 1.73% 1.67% 1.66%
Total expenses after fees waived and/or reimbursed ...
1.62%
(f)
1.62% 1.63% 1.62% 1.62% 1.62%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
1.62%
(f)
1.62% 1.62% 1.62% 1.62% 1.62%
Net investment income ......................
4.12%
(f)
4.74% 5.30% 4.64% 2.58% 2.52%
Supplemental Data
Net assets, end of period (000) ................. $ 9,490  $ 11,171  $ 14,261  $ 15,840  $ 20,598  $ 35,555
Portfolio turnover rate
(g)
....................... 282% 403% 521% 571% 133% 81%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
183% 206% 290% 365% 133% 81%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
57
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Class K
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ............
$ 9.17  $ 9.11  $ 8.59  $ 8.50  $ 10.45  $ 10.22
Net investment income
(a)
....................
0 .23  0 .52  0 .56  0 .50  0 .35  0 .37
Net realized and unrealized gain (loss) ...........
( 0 .16 ) 0 .05  0 .51  0 .09  ( 1 .74 ) 0 .25
Net increase (decrease) from investment operations ... 0.07  0.57  1.07  0.59  (1.39) 0.62
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .27 ) ( 0 .51 ) ( 0 .55 ) ( 0 .39 ) ( 0 .43 ) ( 0 .39 )
From net realized gain ...................... —  —  —  —  ( 0 .13 ) —
Return of capital .......................... —  —  —  ( 0 .11 ) —  —
Total distributions ........................... (0.27) (0.51) (0.55) (0.50) (0.56) (0.39)
Net asset value, end of period ................. $ 8.97  $ 9.17  $ 9.11  $ 8.59  $ 8.50  $ 10.45
Total Return
(c)
Based on net asset value ..................... 0.69%
(d)
6.45% 12.86% 7.03% (13.82)% 6.09%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.64%
(f)
0.64% 0.65% 0.65% 0.58% 0.57%
Total expenses after fees waived and/or reimbursed ...
0.57%
(f)
0.57% 0.57% 0.57% 0.56% 0.56%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.57%
(f)
0.57% 0.57% 0.57% 0.56% 0.56%
Net investment income ......................
5.15%
(f)
5.77% 6.32% 5.70% 3.65% 3.52%
Supplemental Data
Net assets, end of period (000) ................. $ 263,845  $ 256,428  $ 230,683  $ 179,307  $ 220,853  $ 382,891
Portfolio turnover rate
(g)
....................... 282% 403% 521% 571% 133% 81%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
183% 206% 290% 365% 133% 81%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
58
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Income Fund (the “Fund”) is a series of the Trust. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
59
Notes to Financial Statements
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
60
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Notes to Financial Statements
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61
Notes to Financial Statements
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Notes to Financial Statements
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BlackRock Semi-Annual Financial Statements and Additional Information
62
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Income Fund Chicago US MidCo III LP, Delayed Draw 1st Lien Term Loan .... $ 62,914 $ 62,757 $ 62,187 $ (570)
Income Fund Citrin Cooperman Advisors LLC, Delayed Draw 1st Lien Term Loan 129,107 127,816 122,329 (5,487)
Income Fund CP Iris Holdco I, Inc., Delayed Draw 1st Lien Term Loan ....... 10,916 10,916 10,814 (102)
Income Fund Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 12,452 12,436 12,449 13
Income Fund Pinnacle Buyer LLC, Delayed Draw 1st Lien Term Loan B ...... 42,428 42,428 42,441 13
Income Fund Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 10,864 10,810 10,645 (165)
Income Fund SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 41,177 41,177 40,765 (412)
$ (6,710)

Notes to Financial Statements
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63
Notes to Financial Statements
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Notes to Financial Statements
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BlackRock Semi-Annual Financial Statements and Additional Information
64
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral

Notes to Financial Statements
(unaudited) (continued)
65
Notes to Financial Statements
posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended March 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.425
Greater than $3 billion ................................................................................................... 0.400
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Investor A Investor C Total
Service and distribution - class specific ............................................................. $ 232,280 $ 52,136 $ 284,416
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
66
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2026, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2026, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended March 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  March 31, 2026 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $5,959 .
For the six months ended March 31, 2026, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act
("Independent Trustees") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of  waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation  described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended March 31, 2026, the amount waived was $28,772.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2026, Income Fund waived $110,720 in investment advisory fees pursuant to these arrangements.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2026, the Manager waived and/or reimbursed investment advisory fees of $63,831 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Fund Name Institutional Investor A Investor C Class K Total
Income Fund ................................................................... $ 81,162 $ 18,582 $ 1,043 $ 26,224 $ 127,011
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 769 $ 1,027 $ 239 $ 368 $ 2,403
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 316,641 $ 76,069 $ 5,077 $ 15,406 $ 413,193
Investor A $ 947
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 0.62% 0.87% 1.62% 0.57%

Notes to Financial Statements
(unaudited) (continued)
67
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended March 31, 2026, class specific expense waivers and/or reimbursements were as follows:
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended March 31, 2026, purchases and sales of investments, excluding short-term investments, were as follows:
For the six months ended March 31, 2026, purchases and sales related to mortgage dollar rolls were $1,340,141,408 and $1,340,464,998, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
As of September 30, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $394,674,611.
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed
Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2026, the Fund did not borrow under the credit agreement.
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 81,162 $ 112,976
Investor A ..................................................................................... 18,582 29,566
Investor C ..................................................................................... 1,043 2,474
Class K ...................................................................................... 26,224 14,988
$ 127,011 $ 160,004
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Income Fund ......................................................... $ 3,506,225,287 $ 3,621,783,383 $ 306,081,795 $ 243,279,242
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Income Fund .................................................... $ 1,504,852,923 $ 18,407,397 $ (43,559,184) $ (25,151,787)

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
68
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.

Notes to Financial Statements
(unaudited) (continued)
69
Notes to Financial Statements
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
03/31/26
Year Ended
09/30/25
Fund Name/Share Class
Shares Amount Shares Amount
Income Fund
Institutional
Shares sold ..........................................
10,391,676 $ 94,934,410 29,232,694 $ 263,089,028
Shares issued in reinvestment of distributions .....................
2,385,498 21,780,892 4,493,010 40,538,999
Shares redeemed ......................................
(10,860,479) (99,184,253) (37,293,043) (335,679,330)
1,916,695 $ 17,531,049 (3,567,339) $ (32,051,303)
Investor A
Shares sold and automatic conversion of shares ....................
2,340,940 $ 21,388,537 4,877,605 $ 43,897,045
Shares issued in reinvestment of distributions .....................
548,061 5,004,069 1,012,010 9,132,017
Shares redeemed ......................................
(2,421,436) (22,095,741) (5,007,909) (45,047,537)
467,565 $ 4,296,865 881,706 $ 7,981,525
Investor C
Shares sold ..........................................
92,945 $ 851,359 171,087 $ 1,544,677
Shares issued in reinvestment of distributions .....................
26,832 245,135 60,656 547,512
Shares redeemed and automatic conversion of shares ...............
(279,901) (2,559,553) (577,825) (5,204,704)
(160,124) $ (1,463,059) (346,082) $ (3,112,515)
Class K
Shares sold ..........................................
4,682,026 $ 42,777,025 8,935,790 $ 80,493,878
Shares issued in reinvestment of distributions .....................
834,660 7,620,449 1,486,213 13,412,343
Shares redeemed ......................................
(4,064,324) (37,094,197) (7,763,350) (69,838,133)
1,452,362 $ 13,303,277 2,658,653 $ 24,068,088
3,676,498 $ 33,668,132 (373,062) $ (3,114,205)

Additional Information
2026
BlackRock Semi-Annual Financial Statements and Additional Information
70
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
71
Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in these Financial Statements
2026
BlackRock Semi-Annual Financial Statements and Additional Information
72
Currency Abbreviation
AUD Australian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EM Emerging Markets
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: May 22, 2026

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: May 22, 2026